UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Item 1. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.26%

AMUSEMENT AND RECREATION SERVICES - 0.51%
234,626	*	Electronic Arts, Inc	$5,096,077
40,328	*	Pinnacle Entertainment, Inc	374,647
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,470,724

APPAREL AND ACCESSORY STORES - 0.27%
209,473		American Eagle Outfitters, Inc	2,968,232
		TOTAL APPAREL AND ACCESSORY STORES	2,968,232

APPAREL AND OTHER TEXTILE PRODUCTS - 1.54%
162,630		Guess ?, Inc	4,192,601
131,124		Nike, Inc (Class B)	6,789,601
269,270	*	Quiksilver, Inc	498,150
94,454		VF Corp	5,228,029
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,708,381

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
339,107		Home Depot, Inc	8,013,098
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,013,098

BUSINESS SERVICES - 7.95%
196,086	*	Akamai Technologies, Inc	3,760,929
121,099	*	Autonomy Corp plc	2,862,964
65,356		Ctrip.com International Ltd (ADR)	3,025,983
188,981		Fidelity National Information Services, Inc	3,772,061
20,070	*	Google, Inc (Class A)	8,461,311
142,060	*	Informatica Corp	2,442,011
743,429	*	Interpublic Group of Cos, Inc	3,754,316
7,319	*	LogMeIn, Inc	117,104
1,071,260		Microsoft Corp	25,463,851
111,198	*	Netease.com (ADR)	3,911,946
3,925	*	OpenTable, Inc	118,417
347,400		Oracle Corp	7,441,308
493,376	*	Symantec Corp	7,676,931
95,344		Visa, Inc (Class A)	5,936,117
459,158	*	Yahoo!, Inc	7,190,414
		TOTAL BUSINESS SERVICES	85,935,663

CHEMICALS AND ALLIED PRODUCTS - 14.68%
159,415		Abbott Laboratories	7,498,882
241,368	*	Amgen, Inc	12,778,022
21,412		CF Industries Holdings, Inc	1,587,486
127,731		Colgate-Palmolive Co	9,035,691
322,295		Dow Chemical Co	5,201,841

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

166,912		Du Pont (E.I.) de Nemours & Co	$4,276,285
246,628	*	Elan Corp plc (ADR)	1,571,020
284,871	*	Gilead Sciences, Inc	13,343,358
435,123		Johnson & Johnson	24,714,985
648,638	*	King Pharmaceuticals, Inc	6,246,384
109,281		Monsanto Co	8,123,950
249,309	*	Mylan Laboratories, Inc	3,253,482
169,421		Novartis AG. (ADR)	6,910,683
1,196,213		Pfizer, Inc	17,943,195
41,062		Praxair, Inc	2,918,276
317,678		Procter & Gamble Co	16,233,346
452,323		Schering-Plough Corp	11,362,354
200		Sherwin-Williams Co	10,750
367,390	*	Solutia, Inc	2,116,166
80,262		Wyeth	3,643,092
		TOTAL CHEMICALS AND ALLIED PRODUCTS	158,769,248

COAL MINING - 0.14%
46,061		Consol Energy, Inc	1,564,232
		TOTAL COAL MINING	1,564,232

COMMUNICATIONS - 4.46%
686,674		AT&T, Inc	17,056,982
342,857		Comcast Corp (Class A)	4,967,998
229,677	*	DIRECTV Group, Inc	5,675,319
157,945		Scripps Networks Interactive (Class A)	4,395,609
996,208	*	Sprint Nextel Corp	4,791,760
321,679		Verizon Communications, Inc	9,885,196
64,690	*	Viacom, Inc (Class B)	1,468,463
		TOTAL COMMUNICATIONS	48,241,327

DEPOSITORY INSTITUTIONS - 7.81%
1,508,932		Bank of America Corp	19,917,902
651,149		JPMorgan Chase & Co	22,210,693
136,852		Northern Trust Corp	7,346,215
239,104		People's United Financial, Inc	3,596,124
133,108		State Street Corp	6,282,698
220,157		SunTrust Banks, Inc	3,621,583
319,087		TCF Financial Corp	4,266,193
230,625		US Bancorp	4,132,800
537,838		Wells Fargo & Co	13,047,950
		TOTAL DEPOSITORY INSTITUTIONS	84,422,158

EATING AND DRINKING PLACES - 1.44%
226,744		Brinker International, Inc	3,861,450
95,761	*	Jack in the Box, Inc	2,149,834
134,482		McDonald's Corp	7,731,371
135,171	*	Starbucks Corp	1,877,525
		TOTAL EATING AND DRINKING PLACES	15,620,180

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 3.86%
264,162	*	AES Corp	$3,066,921
239,166		Allegheny Energy, Inc	6,134,608
55,004		Entergy Corp	4,263,910
64,693		Exelon Corp	3,312,929
459,000		NV Energy, Inc	4,952,610
203,040		PG&E Corp	7,804,858
140,459		Questar Corp	4,362,657
323,359		Republic Services, Inc	7,893,192
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,791,685

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.78%
123,116	*	Apple Computer, Inc	17,535,412
921,154	*	Cisco Systems, Inc	17,170,311
1,317,481		General Electric Co	15,440,877
1,087,163		Intel Corp	17,992,547
89,059	*	MEMC Electronic Materials, Inc	1,586,141
417,425		Motorola, Inc	2,767,528
111,231	*	NetApp, Inc	2,193,475
1,477	*	Nortel Networks Corp	64
259,904	*	Nvidia Corp	2,934,316
322,290		Qualcomm, Inc	14,567,508
155,283	*	Suntech Power Holdings Co Ltd (ADR)	2,773,354
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	94,961,533

ENGINEERING AND MANAGEMENT SERVICES - 0.64%
375,809		KBR, Inc	6,929,918
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,929,918

FOOD AND KINDRED PRODUCTS - 4.52%
268,206		Coca-Cola Co	12,871,206
79,733	*	Dr Pepper Snapple Group, Inc	1,689,542
113,438		General Mills, Inc	6,354,797
104,062	*	Hansen Natural Corp	3,207,191
249,584		PepsiCo, Inc	13,717,136
69,252	*	Ralcorp Holdings, Inc	4,218,832
293,165		Unilever plc	6,868,165
		TOTAL FOOD AND KINDRED PRODUCTS	48,926,869

GENERAL BUILDING CONTRACTORS - 0.30%
6,524	*	NVR, Inc	3,277,592
		TOTAL GENERAL BUILDING CONTRACTORS	3,277,592

GENERAL MERCHANDISE STORES - 2.37%
180,365		Target Corp	7,119,007
381,524		Wal-Mart Stores, Inc	18,481,022
		TOTAL GENERAL MERCHANDISE STORES	25,600,029

HEALTH SERVICES - 1.72%
30,825	*	Edwards Lifesciences Corp	2,097,025
140,379		McKesson Corp	6,176,676
225,999	*	Medco Health Solutions, Inc	10,307,814
		TOTAL HEALTH SERVICES	18,581,515

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.72%
80,375	*	AGCO Corp	$2,336,501
48,696		Alstom RGPT	2,872,909
772,526	*	EMC Corp	10,120,091
289,399		Hewlett-Packard Co	11,185,271
182,970	*	Ingersoll-Rand plc	3,824,073
155,564		International Business Machines Corp	16,243,994
337,680		International Game Technology	5,369,112
103,396		Johnson Controls, Inc	2,245,761
112,351		Northrop Grumman Corp	5,132,194
172,596		Palm, Inc	2,859,916
165,503		Raytheon Co	7,353,298
256,818	*	SanDisk Corp	3,772,656
7,400	*,m	Seagate Technology, Inc	0
363,249		Textron, Inc	3,508,985
255,715		Tyco International Ltd	6,643,476
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	83,468,237

INSTRUMENTS AND RELATED PRODUCTS - 2.37%
170,578		Baxter International, Inc	9,033,810
863,112	*	Boston Scientific Corp	8,751,956
156,017		Emerson Electric Co	5,054,951
73,057	*	Illumina, Inc	2,844,840
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	25,685,557

INSURANCE CARRIERS - 3.16%
180,613		ACE Ltd	7,988,513
100	*	Greenlight Capital Re Ltd (Class A)	1,731
62,760		Lincoln National Corp	1,080,100
73,006		PartnerRe Ltd	4,741,740
280,487		Principal Financial Group	5,284,375
159,557		Progressive Corp	2,410,906
83,122		Prudential Financial, Inc	3,093,801
30,590		Transatlantic Holdings, Inc	1,325,465
162,210	*	WellPoint, Inc	8,254,866
		TOTAL INSURANCE CARRIERS	34,181,497

LEGAL SERVICES - 0.70%
149,566	*	FTI Consulting, Inc	7,585,988
		TOTAL LEGAL SERVICES	7,585,988

METAL MINING - 1.08%
209,494		Anglo American plc	6,078,070
133,895		Barrick Gold Corp	4,492,177
52,060		Southern Copper Corp	1,064,106
		TOTAL METAL MINING	11,634,353

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.30%
175,725	*	Jarden Corp	3,294,844
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,294,844

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS RETAIL - 1.40%
62,025	*	Amazon.com, Inc	$5,189,012
216,983		Staples, Inc	4,376,547
191,249		Walgreen Co	5,622,720
		TOTAL MISCELLANEOUS RETAIL	15,188,279

MOTION PICTURES - 1.10%
307,280	*	Discovery Communications, Inc (Class A)	6,929,164
195,451		Time Warner, Inc	4,923,411
		TOTAL MOTION PICTURES	11,852,575

NONDEPOSITORY INSTITUTIONS - 0.77%
485,318		Chimera Investment Corp	1,693,760
103,626	*	Companhia Brasileira de Meios de Pagamento	891,094
308,218		Discover Financial Services	3,165,399
252,771	*	SLM Corp	2,595,958
		TOTAL NONDEPOSITORY INSTITUTIONS	8,346,211

OIL AND GAS EXTRACTION - 5.62%
223,772		Anadarko Petroleum Corp	10,157,011
101,231	*	Cameron International Corp	2,864,837
601,618		Halliburton Co	12,453,493
184,822		Linn Energy LLC	3,616,967
148,015	*	Newfield Exploration Co	4,835,650
115,393		Occidental Petroleum Corp	7,594,013
143,313		Petroleo Brasileiro S.A. (ADR)	5,872,967
128,845		Range Resources Corp	5,335,471
78,961		Tullow Oil plc	1,217,874
349,087	*	Weatherford International Ltd	6,828,142
		TOTAL OIL AND GAS EXTRACTION	60,776,425

PAPER AND ALLIED PRODUCTS - 0.15%
42,728		Rock-Tenn Co (Class A)	1,630,500
		TOTAL PAPER AND ALLIED PRODUCTS	1,630,500

PETROLEUM AND COAL PRODUCTS - 6.18%
274,788		Chevron Corp	18,204,705
616,452		Exxon Mobil Corp	43,096,159
102,470		Hess Corp	5,507,763
		TOTAL PETROLEUM AND COAL PRODUCTS	66,808,627

RAILROAD TRANSPORTATION - 0.76%
158,225		Union Pacific Corp	8,237,194
		TOTAL RAILROAD TRANSPORTATION	8,237,194

SECURITY AND COMMODITY BROKERS - 2.68%
97,804		Goldman Sachs Group, Inc	14,420,222
319,072		Legg Mason, Inc	7,778,975
236,280		Morgan Stanley	6,736,343
		TOTAL SECURITY AND COMMODITY BROKERS	28,935,540

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY		VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.39%
149,489	*	Owens-Illinois, Inc		$4,187,187
		TOTAL STONE, CLAY, AND GLASS PRODUCTS		4,187,187

TOBACCO PRODUCTS - 0.79%
195,638		Philip Morris International, Inc		8,533,730
		TOTAL TOBACCO PRODUCTS		8,533,730

TRANSPORTATION EQUIPMENT - 2.36%
153,412		Autoliv, Inc		4,413,663
165,769		Goodrich Corp		8,283,477
273,401		Honeywell International, Inc		8,584,792
99,872		Magna International, Inc - Class A		4,218,593
		TOTAL TRANSPORTATION EQUIPMENT		25,500,525

		TOTAL COMMON STOCKS		1,073,629,653
		(Cost $1,118,614,429)

SHORT-TERM INVESTMENTS - 0.64%
			MATURITY
PRINCIPAL		ISSUER	DATE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.64%
$6,885,000		Federal Home Loan Bank (FHLB)	07/1/09	6,885,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		6,885,000

		TOTAL SHORT-TERM INVESTMENTS		6,885,000
		(Cost $6,885,000)

		TOTAL INVESTMENTS - 99.90%		1,080,514,653
		(Cost $1,125,499,429)
		OTHER ASSETS AND LIABILITIES, NET - 0.10%		1,110,884
		NET ASSETS - 100.00%		$1,081,625,537

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		LLC - Limited Liability Corporation
		plc - Public Limited Company

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.97%

BUSINESS SERVICES - 4.55%
922,342		Adecco S.A.	$38,419,952
1,595,941	*	Autonomy Corp plc	37,730,467
40,000		Mitsubishi UFJ Lease & Finance Co Ltd	1,307,936
117		NTT Data Corp	378,928
		TOTAL BUSINESS SERVICES	77,837,283

CHEMICALS AND ALLIED PRODUCTS - 7.10%
37,000		Astellas Pharma, Inc	1,313,541
77,000		Eisai Co Ltd	2,749,572
44,000		Hisamitsu Pharmaceutical Co, Inc	1,370,219
226,000		Kao Corp	4,938,288
70,000		Kissei Pharmaceutical Co Ltd	1,703,950
40,000		Kyowa Hakko Kogyo Co Ltd	453,003
2,152,002		Lanxess AG.	53,314,378
1,109,117		Reckitt Benckiser Group plc	50,471,722
60,000		Takeda Pharmaceutical Co Ltd	2,341,828
40,000		Tanabe Seiyaku Co Ltd	460,892
63,000		Tsumura & Co	1,968,443
161,000		UBE Industries Ltd	451,238
		TOTAL CHEMICALS AND ALLIED PRODUCTS	121,537,074

COMMUNICATIONS - 2.16%
13,579,987		BT Group plc	22,676,915
810		KDDI Corp	4,304,977
195,000		Nippon Telegraph & Telephone Corp	7,934,811
339		NTT DoCoMo, Inc	496,879
95,000		Singapore Telecommunications Ltd	196,769
737,070		Vodafone Group plc	1,421,199
		TOTAL COMMUNICATIONS	37,031,550

DEPOSITORY INSTITUTIONS - 10.56%
1,350		Australia & New Zealand Banking Group Ltd	17,938
24,457		DBS Group Holdings Ltd	199,249
972,900		HDFC Bank Ltd	30,324,301
2,571,738		HSBC Holdings plc	21,260,887
3,024,800		ING Groep NV	30,433,223
1,988,900		Mitsubishi UFJ Financial Group, Inc	12,346,107
170,000		Mitsui Trust Holdings, Inc	651,165
1,029,800		Mizuho Financial Group, Inc	2,415,890
23,326		National Australia Bank Ltd	421,784
36,000		Oversea-Chinese Banking Corp	166,031
21,252		Societe Generale	1,159,292
367,800		Sumitomo Mitsui Financial Group, Inc	15,004,453
65,000		Suruga Bank Ltd	622,775

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

2,957,133	*	UBS A.G. (Switzerland)	$36,169,802
16,000		United Overseas Bank Ltd	162,165
1,207,117		Wells Fargo & Co	29,284,658
1,103		Westpac Banking Corp	17,998
		TOTAL DEPOSITORY INSTITUTIONS	180,657,718

ELECTRIC, GAS, AND SANITARY SERVICES - 3.18%
207,200		Chubu Electric Power Co, Inc	4,796,346
1,259,100		Fortum Oyj	28,649,831
43,000		Hokkaido Electric Power Co, Inc	806,571
36,000		Hokuriku Electric Power Co	824,000
127,900		Kansai Electric Power Co, Inc	2,827,913
117,000		Kyushu Electric Power Co, Inc	2,520,112
127,000		Tohoku Electric Power Co, Inc	2,656,407
264,900		Tokyo Electric Power Co, Inc	6,819,453
1,250,000		Tokyo Gas Co Ltd	4,476,566
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	54,377,199

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.83%
11,760,072		Hon Hai Precision Industry Co, Ltd	36,380,595
678,000		Hosiden Corp	8,649,629
80		Hoya Corp	1,608
97,000		Matsushita Electric Industrial Co Ltd	1,310,988
500,000		Mitsubishi Electric Corp	3,171,225
2,300		Murata Manufacturing Co Ltd	97,888
18,000		Nidec Corp	1,093,061
24,000		Nitto Denko Corp	732,444
4,146,560		Nokia Oyj	60,729,462
35,000		Rohm Co Ltd	2,554,108
4,307,296		Smiths Group plc	49,710,825
151,700		Sony Corp	3,976,151
1,780,900		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	16,758,269
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	185,166,253

ENGINEERING AND MANAGEMENT SERVICES - 0.42%
184,641		Tecan Group AG.	7,196,674
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,196,674

FOOD AND KINDRED PRODUCTS - 2.78%
46,400		Asahi Breweries Ltd	668,052
1,125,121		InBev NV	40,627,374
308,000		Toyo Suisan Kaisha Ltd	6,352,790
		TOTAL FOOD AND KINDRED PRODUCTS	47,648,216

FOOD STORES - 0.31%
223,000		Seven & I Holdings Co Ltd	5,254,684
		TOTAL FOOD STORES	5,254,684

GENERAL BUILDING CONTRACTORS - 0.72%
273,351		Vinci S.A.	12,265,295
		TOTAL GENERAL BUILDING CONTRACTORS	12,265,295

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.54%
383,300		Saipem S.p.A.	$9,323,928
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	9,323,928

HOLDING AND OTHER INVESTMENT OFFICES - 4.29%
187,897		Bellevue Group AG.	6,917,197
470		DA Office Investment Corp	1,295,811
3,694,673		iShares MSCI Japan Index Fund	34,840,765
2,027,842		iShares MSCI Taiwan Index Fund	20,460,926
400		Japan Excellent, Inc	1,698,241
190	*	Japan Retail Fund Investment Corp	879,639
320	*	Kenedix Realty Investment Corp	1,109,462
180		Nippon Accommodations Fund, Inc	809,052
22		Nomura Real Estate Office Fund, Inc	140,219
210		Nomura Real Estate Residential Fund, Inc	850,158
580		Premier Investment Co	2,071,106
400		Top REIT Inc	1,548,762
180		United Urban Investment Corp	773,551
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	73,394,889

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.49%
1,531,184		ASML Holding NV	33,100,992
111,800		Canon, Inc	3,667,286
44,100		Daikin Industries Ltd	1,423,688
30,000		Fanuc Ltd	2,416,567
21,320		FUJIFILM Holdings Corp	677,212
168,480		Komatsu Ltd	2,609,354
84,000		Konica Minolta Holdings, Inc	878,933
95,800		Krones AG.	3,646,081
188,774		Rheinmetall AG.	8,169,742
3,015,669		SKF AB (B Shares)	37,135,651
28,900	*	Sumitomo Heavy Industries Ltd	129,298
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	93,854,804

INSTRUMENTS AND RELATED PRODUCTS - 2.01%
414,134		Phonak Holding AG.	33,655,176
17,000		Terumo Corp	751,752
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	34,406,928

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
38,300		Millea Holdings, Inc	1,061,515
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,061,515

INSURANCE CARRIERS - 0.25%
60,000		Mitsui Sumitomo Insurance Group Holdings, Inc	1,578,865
254,000		Sompo Japan Insurance, Inc	1,703,265
36,000		T&D Holdings, Inc	1,035,138
		TOTAL INSURANCE CARRIERS	4,317,268

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

METAL MINING - 3.33%
614,070		Anglo American plc	$17,816,071
46,928		BHP Billiton Ltd	1,312,922
85,134		Rio Tinto Ltd	3,580,970
988,566		Rio Tinto plc	34,235,475
		TOTAL METAL MINING	56,945,438

NONDEPOSITORY INSTITUTIONS - 0.17%
48,626		ORIX Corp	2,932,652
		TOTAL NONDEPOSITORY INSTITUTIONS	2,932,652

OIL AND GAS EXTRACTION - 5.30%
2,577,447		BG Group plc	43,167,420
19,932,000		CNOOC Ltd	24,715,521
350		Inpex Holdings, Inc	2,804,796
1,299,300		Tullow Oil plc	20,040,073
		TOTAL OIL AND GAS EXTRACTION	90,727,810

PAPER AND ALLIED PRODUCTS - 0.05%
120,000		Rengo Co Ltd	773,551
		TOTAL PAPER AND ALLIED PRODUCTS	773,551

PETROLEUM AND COAL PRODUCTS - 3.26%
6,631,261		BP plc	52,126,774
132,397		Royal Dutch Shell plc (A Shares)	3,306,500
6,011		Total S.A.	324,484
		TOTAL PETROLEUM AND COAL PRODUCTS	55,757,758

PRIMARY METAL INDUSTRIES - 0.17%
624,000		Sumitomo Metal Industries Ltd	1,664,691
90,000		Sumitomo Metal Mining Co Ltd	1,273,369
		TOTAL PRIMARY METAL INDUSTRIES	2,938,060

RAILROAD TRANSPORTATION - 0.97%
454		Central Japan Railway Co	2,794,644
97,400		East Japan Railway Co	5,874,230
735,833		Firstgroup PLC	4,330,893
1,100		West Japan Railway Co	3,642,498
		TOTAL RAILROAD TRANSPORTATION	16,642,265

REAL ESTATE - 0.00%**
18		City Developments Ltd	107
		TOTAL REAL ESTATE	107

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.58%
1,446,610		Bayer AG.	77,562,737
2,391,170		Hankook Tire Co Ltd	31,251,604
280,000	*	NOK Corp	3,264,027
4,065,326		SSL International plc	34,645,252
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	146,723,620

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 10.97%
1,377,842		Credit Suisse Group	$62,897,210
100,000		Daiwa Securities Group, Inc	596,875
944,131		Deutsche Boerse AG.	73,216,890
3,059,300		Hong Kong Exchanges and Clearing Ltd	47,645,823
382,700		Nomura Holdings, Inc	3,233,693
		TOTAL SECURITY AND COMMODITY BROKERS	187,590,491

STONE, CLAY, AND GLASS PRODUCTS - 0.98%
810,000		NGK Insulators Ltd	16,564,073
97,000		Nippon Sheet Glass Co Ltd	283,947
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	16,848,020

TRANSPORTATION EQUIPMENT - 4.42%
9,179,995		BAE Systems plc	51,123,397
79,760	*	Denso Corp	2,053,302
328,500	*	Honda Motor Co Ltd	9,070,535
100,000		JTEKT Corp	1,018,321
32,900		Modec, Inc	581,944
310,000		Toyota Motor Corp	11,809,830
		TOTAL TRANSPORTATION EQUIPMENT	75,657,329

WATER TRANSPORTATION - 0.08%
200,000		Mitsui OSK Lines Ltd	1,301,708
		TOTAL WATER TRANSPORTATION	1,301,708

WHOLESALE TRADE-DURABLE GOODS - 2.95%
1,281,767		Assa Abloy AB (Class B)	17,860,817
210,010		Mitsubishi Corp	3,897,834
228,000		Mitsui & Co Ltd	2,712,285
479,450		Sumitomo Corp	4,887,319
853,876		ThyssenKrupp AG.	21,190,131
		TOTAL WHOLESALE TRADE-DURABLE GOODS	50,548,386

WHOLESALE TRADE-NONDURABLE GOODS - 1.49%
5,849,018		Foster's Group Ltd	24,272,659
210,000		Nippon Oil Corp	1,242,539
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	25,515,198

		TOTAL COMMON STOCKS	1,676,233,671
		(Cost $1,957,155,479)

RIGHTS / WARRANTS - 0.39%

METAL MINING - 0.39%
44,695		Rio Tinto Ltd	759,927
518,997		Rio Tinto plc	5,959,898
		TOTAL METAL MINING	6,719,825

		TOTAL RIGHTS / WARRANTS	6,719,825
		(Cost $4,828,353)

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

		TOTAL INVESTMENTS - 98.36%	$1,682,953,496

		(Cost $1,961,983,832)
		OTHER ASSETS AND LIABILITIES, NET - 1.64%	27,989,754
		NET ASSETS - 100.00%	$1,710,943,250

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%

INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$84,586,349	5.03%
TOTAL DOMESTIC	84,586,349	5.03

FOREIGN
AUSTRALIA	30,384,198	1.81
BELGIUM	40,627,374	2.41
CHINA	24,715,521	1.47
FINLAND	89,379,293	5.31
FRANCE	13,749,071	0.82
GERMANY	237,099,959	14.09
HONG KONG	47,645,823	2.83
INDIA	30,324,301	1.80
ITALY	9,323,928	0.55
JAPAN	236,192,428	14.03
KOREA, REPUBLIC OF	31,251,604	1.86
NETHERLANDS	66,840,715	3.97
SINGAPORE	724,321	0.04
SWEDEN	54,996,468	3.27
SWITZERLAND	185,256,011	11.01
TAIWAN	53,138,864	3.16
UNITED KINGDOM	446,717,268	26.54
TOTAL FOREIGN	1,598,367,147	94.97
TOTAL PORTFOLIO	$1,682,953,496	100.00%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.23%

AMUSEMENT AND RECREATION SERVICES - 0.99%
249,568		Walt Disney Co	$5,822,421
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,822,421

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.66%
506,137		Lowe's Cos, Inc	9,824,119
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,824,119

BUSINESS SERVICES - 19.23%
221,440	*	Adobe Systems, Inc	6,266,752
42,452	*	Google, Inc (Class A)	17,897,338
352,090	*	Intuit, Inc	9,914,854
76,823	*	Juniper Networks, Inc	1,813,023
3,998	*	LogMeIn, Inc	63,968
3,410	*	Medidata Solutions, Inc	55,856
1,277,363		Microsoft Corp	30,362,918
326,971		Omnicom Group, Inc	10,325,744
217,607	*	Salesforce.com, Inc	8,306,059
550,943	*	Symantec Corp	8,572,673
172,041		Visa, Inc (Class A)	10,711,273
130,988	*	VMware, Inc (Class A)	3,572,043
366,442	*	Yahoo!, Inc	5,738,482
		TOTAL BUSINESS SERVICES	113,600,983

CHEMICALS AND ALLIED PRODUCTS - 15.93%
135,387	*	Amgen, Inc	7,167,388
97,418	*	Celgene Corp	4,660,477
209,669		Colgate-Palmolive Co	14,831,985
404,398	*	Gilead Sciences, Inc	18,942,002
102,501		Johnson & Johnson	5,822,057
83,005	*	King Pharmaceuticals, Inc	799,338
69,789		Monsanto Co	5,188,114
150,559		Novartis AG. (ADR)	6,141,302
78,538		Praxair, Inc	5,581,696
146,814		Shire plc (ADR)	6,089,845
108,407	*	Solutia, Inc	624,424
370,324		Teva Pharmaceutical Industries Ltd (ADR)	18,271,786
		TOTAL CHEMICALS AND ALLIED PRODUCTS	94,120,414

COMMUNICATIONS - 1.08%
127,881	*	DIRECTV Group, Inc	3,159,940
675,551	*	Sprint Nextel Corp	3,249,400
		TOTAL COMMUNICATIONS	6,409,340

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 3.47%
454,148		Bank of America Corp	$5,994,754
51,738		JPMorgan Chase & Co	1,764,783
777,102		Western Union Co	12,744,473
		TOTAL DEPOSITORY INSTITUTIONS	20,504,010

EATING AND DRINKING PLACES - 3.17%
135,174		Darden Restaurants, Inc	4,458,039
151,074		McDonald's Corp	8,685,244
168,400		Yum! Brands, Inc	5,614,456
		TOTAL EATING AND DRINKING PLACES	18,757,739

EDUCATIONAL SERVICES - 2.20%
182,605	*	Apollo Group, Inc (Class A)	12,986,868
		TOTAL EDUCATIONAL SERVICES	12,986,868

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.70%
238,791		Analog Devices, Inc	5,917,241
137,347	*	Apple Computer, Inc	19,562,333
599,272	*	Cisco Systems, Inc	11,170,430
44,009	*	First Solar, Inc	7,134,739
886,950		Intel Corp	14,679,023
203,856	*	Marvell Technology Group Ltd	2,372,884
317,048		Qualcomm, Inc	14,330,570
164,708	*	Research In Motion Ltd	11,702,503
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	86,869,723

ENGINEERING AND MANAGEMENT SERVICES - 0.84%
47,092	*	Jacobs Engineering Group, Inc	1,982,102
161,642		KBR, Inc	2,980,679
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,962,781

FOOD AND KINDRED PRODUCTS - 3.96%
132,382		Kellogg Co	6,165,030
313,819		PepsiCo, Inc	17,247,492
		TOTAL FOOD AND KINDRED PRODUCTS	23,412,522

FURNITURE AND HOME FURNISHINGS STORES - 1.45%
278,553	*	Bed Bath & Beyond, Inc	8,565,505
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	8,565,505

GENERAL MERCHANDISE STORES - 1.06%
198,813		TJX Companies, Inc	6,254,657
		TOTAL GENERAL MERCHANDISE STORES	6,254,657

HEALTH SERVICES - 1.09%
93,966	*	Express Scripts, Inc	6,460,163
		TOTAL HEALTH SERVICES	6,460,163

HOLDING AND OTHER INVESTMENT OFFICES - 1.15%
18,306	*	Affiliated Managers Group, Inc	1,065,226

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

139,545		iShares Russell 1000 Growth Index Fund	$5,725,531
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,790,757

HOTELS AND OTHER LODGING PLACES - 0.23%
76,442	*	Las Vegas Sands Corp	600,834
88,986	*	Orient-Express Hotels Ltd (Class A)	755,491
		TOTAL HOTELS AND OTHER LODGING PLACES	1,356,325

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.09%
31,094	*	AGCO Corp	903,903
347,477		International Game Technology	5,524,884
8,600	*,m	Seagate Technology, Inc	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,428,787

INSTRUMENTS AND RELATED PRODUCTS - 5.43%
55,392		Alcon, Inc	6,432,120
86,080		Allergan, Inc	4,095,686
290,914	*	Boston Scientific Corp	2,949,868
157,255	*	Illumina, Inc	6,123,510
129,647		Rockwell Collins, Inc	5,410,169
123,246		Roper Industries, Inc	5,584,276
219,463	*	Teradyne, Inc	1,505,516
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	32,101,145

INSURANCE CARRIERS - 1.35%
171,386		Aflac, Inc	5,328,390
139,696		Principal Financial Group	2,631,873
		TOTAL INSURANCE CARRIERS	7,960,263

LEATHER AND LEATHER PRODUCTS - 2.12%
466,919		Coach, Inc	12,550,783
		TOTAL LEATHER AND LEATHER PRODUCTS	12,550,783

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
80,443	*	Jarden Corp	1,508,306
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,508,306

MISCELLANEOUS RETAIL - 4.08%
146,841	*	Amazon.com, Inc	12,284,718
371,832		CVS Corp	11,850,286
		TOTAL MISCELLANEOUS RETAIL	24,135,004

NONDEPOSITORY INSTITUTIONS - 0.53%
134,463		American Express Co	3,124,920
		TOTAL NONDEPOSITORY INSTITUTIONS	3,124,920

OIL AND GAS EXTRACTION - 5.28%
110,082		Apache Corp	7,942,416
116,657		Occidental Petroleum Corp	7,677,197
65,039		Range Resources Corp	2,693,265
238,574		Schlumberger Ltd	12,909,240

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY		VALUE

		TOTAL OIL AND GAS EXTRACTION		$31,222,118

PAPER AND ALLIED PRODUCTS - 0.71%
80,294		Kimberly-Clark Corp		4,209,814
		TOTAL PAPER AND ALLIED PRODUCTS		4,209,814

PRINTING AND PUBLISHING - 0.69%
50,271		Dun & Bradstreet Corp		4,082,508
		TOTAL PRINTING AND PUBLISHING		4,082,508

SECURITY AND COMMODITY BROKERS - 2.95%
118,187		Goldman Sachs Group, Inc		17,425,491
		TOTAL SECURITY AND COMMODITY BROKERS		17,425,491

TRANSPORTATION EQUIPMENT - 1.83%
109,880		Boeing Co		4,669,900
39,615	*	Spirit Aerosystems Holdings, Inc (Class A)		544,310
108,051		United Technologies Corp		5,614,330
		TOTAL TRANSPORTATION EQUIPMENT		10,828,540

TRANSPORTATION SERVICES - 0.70%
124,889		Expeditors International Washington, Inc		4,163,799
		TOTAL TRANSPORTATION SERVICES		4,163,799

		TOTAL COMMON STOCKS		586,439,805
		(Cost $581,464,557)

SHORT-TERM INVESTMENTS - 0.81%
			MATURITY
PRINCIPAL		ISSUER	DATE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.81%
$4,805,000		Federal Home Loan Bank (FHLB)	07/01/09	4,805,000
				4,805,000

		TOTAL SHORT-TERM INVESTMENTS		4,805,000
		(Cost $4,805,000)

		TOTAL INVESTMENTS - 100.04%		591,244,805
		(Cost $586,269,557)
		OTHER ASSETS AND LIABILITIES, NET - (0.04)%		(220,666)
		NET ASSETS - 100.00%		$591,024,139

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.31%

AMUSEMENT AND RECREATION SERVICES - 0.70%
105,321	*	Penn National Gaming, Inc	$3,065,895
113,962		Walt Disney Co	2,658,733
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,724,628

APPAREL AND ACCESSORY STORES - 0.31%
177,812		American Eagle Outfitters, Inc	2,519,596
		TOTAL APPAREL AND ACCESSORY STORES	2,519,596

APPAREL AND OTHER TEXTILE PRODUCTS - 0.78%
3,863		Liz Claiborne, Inc	11,125
115,847		VF Corp	6,412,132
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,423,257

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.10%
112,564		Home Depot, Inc	2,659,887
327,031		Lowe's Cos, Inc	6,347,672
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,007,559

BUSINESS SERVICES - 1.51%
63,726	*	DST Systems, Inc	2,354,676
186,029	*	eBay, Inc	3,186,677
184,997		Fidelity National Information Services, Inc	3,692,541
90,022	*	Interpublic Group of Cos, Inc	454,611
4,701	*	Medidata Solutions, Inc	77,002
47,061		Moody's Corp	1,240,057
2,960	*	Rosetta Stone, Inc	81,222
46,746	*	VMware, Inc (Class A)	1,274,763
		TOTAL BUSINESS SERVICES	12,361,549

CHEMICALS AND ALLIED PRODUCTS - 12.35%
6,118		Abbott Laboratories	287,791
187,125		Alberto-Culver Co	4,758,589
143,863	*	Amgen, Inc	7,616,107
44,438		Clorox Co	2,480,974
451,437		Dow Chemical Co	7,286,193
42,277		Du Pont (E.I.) de Nemours & Co	1,083,137
127,130		Eli Lilly & Co	4,403,783
266,265		Johnson & Johnson	15,123,851
471,034	*	King Pharmaceuticals, Inc	4,536,057
92,209		Merck & Co, Inc	2,578,164
101,192		Nalco Holding Co	1,704,073
146,786		Novartis AG. (ADR)	5,987,401
908,441		Pfizer, Inc	13,626,614

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

80,624		PPG Industries, Inc	$3,539,394
92,546		Procter & Gamble Co	4,729,101
77,347		Shire plc (ADR)	3,208,354
273,510	*	Solutia, Inc	1,575,418
167,391		Teva Pharmaceutical Industries Ltd (ADR)	8,259,072
188,362		Wyeth	8,549,751
		TOTAL CHEMICALS AND ALLIED PRODUCTS	101,333,824

COMMUNICATIONS - 6.59%
1,136,821		AT&T, Inc	28,238,633
3,313,075		BT Group plc	5,532,430
501,362		Comcast Corp (Class A)	7,264,735
8,557		Fairpoint Communications, Inc	5,134
748,499	*	Sprint Nextel Corp	3,600,280
12,753		Time Warner Cable, Inc	403,888
291,871		Verizon Communications, Inc	8,969,196
		TOTAL COMMUNICATIONS	54,014,296

DEPOSITORY INSTITUTIONS - 12.95%
540,125		AMMB Holdings Berhad	519,381
1,659,045		Bank of America Corp	21,899,394
667,555		Bank of Ireland	1,577,967
35,500		Bank of the Ryukyus Ltd	421,571
1,649,585		Citigroup, Inc	4,899,267
187,311		Fifth Third Bancorp	1,329,908
739,839	*	Fortis	2,522,055
567,382		JPMorgan Chase & Co	19,353,400
909,159		Regions Financial Corp	3,673,002
203,581		State Street Corp	9,609,023
145,400		Sumitomo Mitsui Financial Group, Inc	5,931,614
125,057		SunTrust Banks, Inc	2,057,188
437,885		TCF Financial Corp	5,854,522
383,310		US Bancorp	6,868,915
811,861		Wells Fargo & Co	19,695,748
		TOTAL DEPOSITORY INSTITUTIONS	106,212,955

EATING AND DRINKING PLACES - 0.82%
221,356		Brinker International, Inc	3,769,693
743,913		Wendy's/Arby's Group, Inc (Class A)	2,975,652
		TOTAL EATING AND DRINKING PLACES	6,745,345

ELECTRIC, GAS, AND SANITARY SERVICES - 6.67%
182,426		Allegheny Energy, Inc	4,679,227
113,010		American Electric Power Co, Inc	3,264,859
31,869		Consolidated Edison, Inc	1,192,538
171,410		Constellation Energy Group, Inc	4,556,078
13,356		Dominion Resources, Inc	446,358
149,017		Duke Energy Corp	2,174,158
45,738		Entergy Corp	3,545,610
63,586		Exelon Corp	3,256,239
38,652		FirstEnergy Corp	1,497,765
56,621		FPL Group, Inc	3,219,470

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

5,100		MDU Resources Group, Inc	$96,747
72,008	*	Mirant Corp	1,133,406
44,723	*	NRG Energy, Inc	1,161,009
283,269		NV Energy, Inc	3,056,473
82,777		PG&E Corp	3,181,948
63,793		PPL Corp	2,102,617
36,214		Progress Energy, Inc	1,369,976
57,457		Questar Corp	1,784,614
284,544	*	Reliant Energy, Inc	1,425,565
425,111		Republic Services, Inc	10,376,959
3,339		Southern Union Co	61,404
60,369		Xcel Energy, Inc	1,111,393
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	54,694,413

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.40%
171,265		Analog Devices, Inc	4,243,947
34,967	*	Energizer Holdings, Inc	1,826,676
1,606,370		General Electric Co	18,826,656
437,421	*	Infineon Technologies AG.	1,580,112
596,806		Intel Corp	9,877,139
1,287,697		Motorola, Inc	8,537,431
201,935	*	NetApp, Inc	3,982,158
14,196,045		Solomon Systech International Ltd	1,099,042
142,779	*	Suntech Power Holdings Co Ltd (ADR)	2,550,033
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	52,523,194

ENGINEERING AND MANAGEMENT SERVICES - 0.60%
404	*	Affymax, Inc	7,446
195,904		KBR, Inc	3,612,470
46,927	*	Shaw Group, Inc	1,286,269
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,906,185

FABRICATED METAL PRODUCTS - 0.59%
43,053		Illinois Tool Works, Inc	1,607,599
125,841		Pentair, Inc	3,224,046
		TOTAL FABRICATED METAL PRODUCTS	4,831,645

FOOD AND KINDRED PRODUCTS - 4.10%
36,133		Coca-Cola Co	1,734,023
72,519		ConAgra Foods, Inc	1,382,212
231,724	*	Constellation Brands, Inc (Class A)	2,938,260
36,137	*	Dr Pepper Snapple Group, Inc	765,743
142,911		General Mills, Inc	8,005,875
27,490		Kellogg Co	1,280,209
270,323		Kraft Foods, Inc (Class A)	6,849,985
28,301		Molson Coors Brewing Co (Class B)	1,197,981
44,533	*	Ralcorp Holdings, Inc	2,712,950
286,525		Unilever plc (ADR)	6,733,338
		TOTAL FOOD AND KINDRED PRODUCTS	33,600,576

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.09%
34,451		Kroger Co	$759,645
		TOTAL FOOD STORES	759,645

FORESTRY - 0.34%
75,661		Rayonier, Inc	2,750,277
		TOTAL FORESTRY	2,750,277

GENERAL BUILDING CONTRACTORS - 0.90%
14,661	*	NVR, Inc	7,365,540
		TOTAL GENERAL BUILDING CONTRACTORS	7,365,540

GENERAL MERCHANDISE STORES - 0.87%
23,694		Dillard's, Inc (Class A)	217,985
174,797		Target Corp	6,899,237
		TOTAL GENERAL MERCHANDISE STORES	7,117,222

HEALTH SERVICES - 1.28%
268,946	*	Healthsouth Corp	3,883,580
150,904		McKesson Corp	6,639,776
		TOTAL HEALTH SERVICES	10,523,356

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.00%**
18	*	Foster Wheeler AG.	428
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	428

HOLDING AND OTHER INVESTMENT OFFICES - 0.93%
10,210		Boston Properties, Inc	487,017
11		Cross Timbers Royalty Trust	274
234,934		Kimco Realty Corp	2,361,087
33,322		Plum Creek Timber Co, Inc	992,329
20,091		Regency Centers Corp	701,377
9,044		Simon Property Group, Inc	465,133
75,909		SL Green Realty Corp	1,741,352
20,074		Vornado Realty Trust	903,932
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,652,501

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.96%
45,896	*	AGCO Corp	1,334,197
107,175		Hewlett-Packard Co	4,142,314
305,763		International Game Technology	4,861,631
50,575		ITT Industries, Inc	2,250,588
100,329		Johnson Controls, Inc	2,179,146
76,702		Northrop Grumman Corp	3,503,747
228,579		Palm, Inc	3,787,554
103,841		SPX Corp	5,085,093
304,898		Textron, Inc	2,945,315
197,192	*	Verigy Ltd	2,399,827
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	32,489,412

INSTRUMENTS AND RELATED PRODUCTS - 1.40%
859,119	*	Boston Scientific Corp	8,711,466

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

51,266		Covidien plc	$1,919,399
21,401	*	Thermo Electron Corp	872,519
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,503,384

INSURANCE CARRIERS - 5.52%
67,726		ACE Ltd	2,995,521
1,235		Aegon NV	7,608
43,122		Allstate Corp	1,052,177
11,992		Aspen Insurance Holdings Ltd	267,901
160,854		Axis Capital Holdings Ltd	4,211,158
66,140		Max Re Capital Ltd	1,220,944
62,729		PartnerRe Ltd	4,074,249
414,062		Principal Financial Group	7,800,928
121,543		Prudential Financial, Inc	4,523,830
71,499		RenaissanceRe Holdings Ltd	3,327,563
21,619		Transatlantic Holdings, Inc	936,751
147,215		Travelers Cos, Inc	6,041,704
160,992		UnitedHealth Group, Inc	4,021,580
70,107	*	WellPoint, Inc	3,567,745
104,021		XL Capital Ltd (Class A)	1,192,081
		TOTAL INSURANCE CARRIERS	45,241,740

METAL MINING - 1.00%
177,473		Anglo American plc	5,149,041
25,108		Barrick Gold Corp	842,373
44,455		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,227,640
		TOTAL METAL MINING	8,219,054

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
82,043		Hasbro, Inc	1,988,722
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,988,722

MISCELLANEOUS RETAIL - 0.06%
15,224		CVS Corp	485,189
		TOTAL MISCELLANEOUS RETAIL	485,189

MOTION PICTURES - 1.36%
383,913		News Corp (Class A)	3,497,447
305,404		Time Warner, Inc	7,693,127
		TOTAL MOTION PICTURES	11,190,574

NONDEPOSITORY INSTITUTIONS - 1.49%
148,088		Capital One Financial Corp	3,240,165
1,923,605		Chimera Investment Corp	6,713,382
199,682		Discover Financial Services	2,050,734
344,315	*	Federal National Mortgage Association	199,703
		TOTAL NONDEPOSITORY INSTITUTIONS	12,203,984

OIL AND GAS EXTRACTION - 7.70%
96,179		Anadarko Petroleum Corp	4,365,565
84,166		Apache Corp	6,072,577

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

94,493		BJ Services Co	$1,287,940
91,955		Cabot Oil & Gas Corp	2,817,501
74,971		Canadian Natural Resources Ltd	3,935,228
24,945		Chesapeake Energy Corp	494,659
72,108	*	Concho Resources, Inc	2,068,779
44,551		Devon Energy Corp	2,428,030
77,821		EOG Resources, Inc	5,285,602
97,422	*	National Oilwell Varco, Inc	3,181,803
160,546		Occidental Petroleum Corp	10,565,531
167,881		Petroleo Brasileiro S.A. (ADR)	6,879,762
1,949	*	Plains Exploration & Production Co	53,325
99,346		Range Resources Corp	4,113,918
102,252		Schlumberger Ltd	5,532,856
107,312		XTO Energy, Inc	4,092,880
		TOTAL OIL AND GAS EXTRACTION	63,175,956

PAPER AND ALLIED PRODUCTS - 0.72%
143,295		International Paper Co	2,168,053
11,454		Mondi Ltd	49,277
10,080	*,b	Smurfit-Stone Container Corp	1,714
153,064		Sonoco Products Co	3,665,883
		TOTAL PAPER AND ALLIED PRODUCTS	5,884,927

PETROLEUM AND COAL PRODUCTS - 8.32%
338,453		Chevron Corp	22,422,511
118,122		ConocoPhillips	4,968,211
465,258		Exxon Mobil Corp	32,526,188
210,422		Marathon Oil Corp	6,340,015
68,433	*	SandRidge Energy, Inc	583,049
193,606	*	Western Refining, Inc	1,366,858
		TOTAL PETROLEUM AND COAL PRODUCTS	68,206,832

PIPELINES, EXCEPT NATURAL GAS - 0.02%
9,944		Spectra Energy Corp	168,252
		TOTAL PIPELINES, EXCEPT NATURAL GAS	168,252

PRIMARY METAL INDUSTRIES - 0.30%
50,050		AK Steel Holding Corp	960,460
17,926		POSCO (ADR)	1,481,942
		TOTAL PRIMARY METAL INDUSTRIES	2,442,402

PRINTING AND PUBLISHING - 0.31%
31,128		Dun & Bradstreet Corp	2,527,905
		TOTAL PRINTING AND PUBLISHING	2,527,905

RAILROAD TRANSPORTATION - 0.11%
23,580		Norfolk Southern Corp	888,259
		TOTAL RAILROAD TRANSPORTATION	888,259

REAL ESTATE - 0.29%
324,926		British Land Co plc	2,042,051

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY		VALUE

1,350,180	*	Unitech Corporate Parks plc		$355,410
		TOTAL REAL ESTATE		2,397,461

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.24%
191,634		Newell Rubbermaid, Inc		1,994,910
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		1,994,910

SECURITY AND COMMODITY BROKERS - 2.74%
77,384		Goldman Sachs Group, Inc		11,409,497
277,337		Legg Mason, Inc		6,761,476
47,965		Morgan Stanley		1,367,482
163,352		SEI Investments Co		2,946,870
		TOTAL SECURITY AND COMMODITY BROKERS		22,485,325

TRANSPORTATION BY AIR - 0.55%
120,205	*	AMR Corp		483,224
499,377	*	Delta Air Lines, Inc		2,891,393
21,049		FedEx Corp		1,170,745
		TOTAL TRANSPORTATION BY AIR		4,545,362

TRANSPORTATION EQUIPMENT - 2.47%
1,087,715		American Axle & Manufacturing Holdings, Inc		3,741,740
113,026		Autoliv, Inc		3,251,758
37,485		Boeing Co		1,593,113
332,985	*	Ford Motor Co		2,021,219
75,724		Goodrich Corp		3,783,928
138,269		Magna International, Inc - Class A		5,840,482
		TOTAL TRANSPORTATION EQUIPMENT		20,232,240

TRANSPORTATION SERVICES - 0.44%
314,102		UTI Worldwide, Inc		3,580,763
		TOTAL TRANSPORTATION SERVICES		3,580,763

TRUCKING AND WAREHOUSING - 0.08%
19,612		Con-way, Inc		692,500
		TOTAL TRUCKING AND WAREHOUSING		692,500

WHOLESALE TRADE-DURABLE GOODS - 0.11%
27,418		BorgWarner, Inc		936,325
		TOTAL WHOLESALE TRADE-DURABLE GOODS		936,325

		TOTAL COMMON STOCKS		814,549,469
		(Cost $986,134,923)

SHORT-TERM INVESTMENTS - 0.63%
			MATURITY
PRINCIPAL		ISSUER	DATE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.63%
$5,155,000		Federal Home Loan Bank (FHLB)	07/01/09	5,155,000
				5,155,000

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

		TOTAL SHORT-TERM INVESTMENTS	$5,155,000
		(Cost $5,155,000)

		TOTAL INVESTMENTS - 99.94%	819,704,469
		(Cost $991,289,923)
		OTHER ASSETS AND LIABILITIES, NET - 0.06%	519,703
		NET ASSETS - 100.00%	$820,224,172

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	b	In bankruptcy.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.58%

AMUSEMENT AND RECREATION SERVICES - 0.97%
110,296	*	Electronic Arts, Inc	$2,395,629
218,762		World Wrestling Entertainment, Inc (Class A)	2,747,651
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,143,280

APPAREL AND ACCESSORY STORES - 2.06%
238,553	*	Hanesbrands, Inc	3,580,681
60,582	*	Kohl's Corp	2,589,881
59,220		Nordstrom, Inc	1,177,886
93,370		Ross Stores, Inc	3,604,081
		TOTAL APPAREL AND ACCESSORY STORES	10,952,529

APPAREL AND OTHER TEXTILE PRODUCTS - 1.05%
86,266		Guess ?, Inc	2,223,937
63,427		Polo Ralph Lauren Corp (Class A)	3,395,882
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,619,819

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.38%
57,352		Advance Auto Parts	2,379,534
12,998	*	Autozone, Inc	1,964,128
87,350	*	Copart, Inc	3,028,425
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	7,372,087

BUSINESS SERVICES - 16.11%
405,450	*	Activision Blizzard, Inc	5,120,834
69,834	*	Akamai Technologies, Inc	1,339,416
66,294	*	Alliance Data Systems Corp	2,730,650
180,260	*	Amdocs Ltd	3,866,577
272,073	*	Autonomy Corp plc	6,432,218
223,695		Aveva Group plc	2,636,884
24,112		Brink's Co	699,971
114,439	*	Brink's Home Security Holdings, Inc	3,239,768
89,287	*	CACI International, Inc (Class A)	3,813,448
162,941	*	Cavium Networks, Inc	2,739,038
71,812	*	Cerner Corp	4,473,169
75,352	*	Citrix Systems, Inc	2,402,975
324,470	*	Cogent, Inc	3,481,563
162,578	*	Cognizant Technology Solutions Corp (Class A)	4,340,833
186,563	*	Data Domain, Inc	6,221,875
102,817		Fidelity National Information Services, Inc	2,052,227
609,917	*	Interpublic Group of Cos, Inc	3,080,081
76,396	*	Juniper Networks, Inc	1,802,946
3,498	*	LogMeIn, Inc	55,968
215,572		Moody's Corp	5,680,322
362,550	*	Nuance Communications, Inc	4,383,230

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

151,773		Ritchie Bros Auctioneers, Inc	$3,559,077
54,440	*	Salesforce.com, Inc	2,077,975
327,265	*	SuccessFactors, Inc	3,004,293
72,021	*	Sybase, Inc	2,257,138
99,260	*	VeriSign, Inc	1,834,325
89,119	*	VMware, Inc (Class A)	2,430,275
		TOTAL BUSINESS SERVICES	85,757,076

CHEMICALS AND ALLIED PRODUCTS - 9.23%
204,819		Avon Products, Inc	5,280,234
42,256	*	Celgene Corp	2,021,527
80,510	*	Cephalon, Inc	4,560,892
29,306		CF Industries Holdings, Inc	2,172,747
31,492	*	Chattem, Inc	2,144,605
48,885		Church & Dwight Co, Inc	2,654,944
124,728		Ecolab, Inc	4,863,145
278,669	*	Halozyme Therapeutics, Inc	1,942,323
102,422	*	Hospira, Inc	3,945,295
71,330	*	Inverness Medical Innovations, Inc	2,537,921
122,508	*	Invitrogen Corp	5,111,034
266,657	*	King Pharmaceuticals, Inc	2,567,907
107,905	*	Mylan Laboratories, Inc	1,408,160
156,767		Perrigo Co	4,354,987
181,219	*	Solutia, Inc	1,043,821
70,921	*	Vertex Pharmaceuticals, Inc	2,527,624
		TOTAL CHEMICALS AND ALLIED PRODUCTS	49,137,166

COAL MINING - 1.45%
30,282	*	Alpha Natural Resources, Inc	795,508
114,503		Consol Energy, Inc	3,888,522
99,935		Peabody Energy Corp	3,014,040
		TOTAL COAL MINING	7,698,070

COMMUNICATIONS - 2.39%
81,082	*	American Tower Corp (Class A)	2,556,515
140,577	*	Crown Castle International Corp	3,376,659
42,447	*	Leap Wireless International, Inc	1,397,780
431,300	*	Liberty Media Holding Corp (Interactive A)	2,160,813
89,048	*	MetroPCS Communications, Inc	1,185,229
57,886	*	NII Holdings, Inc (Class B)	1,103,886
38,803	*	SBA Communications Corp (Class A)	952,226
		TOTAL COMMUNICATIONS	12,733,108

DEPOSITORY INSTITUTIONS - 0.58%
57,625		Northern Trust Corp	3,093,310
		TOTAL DEPOSITORY INSTITUTIONS	3,093,310

EATING AND DRINKING PLACES - 1.64%
96,767		Brinker International, Inc	1,647,942
12,037	*	Chipotle Mexican Grill, Inc (Class B)	840,062
93,545		Darden Restaurants, Inc	3,085,114

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

229,219	*	Starbucks Corp	$3,183,852
		TOTAL EATING AND DRINKING PLACES	8,756,970

EDUCATIONAL SERVICES - 0.73%
54,355	*	Apollo Group, Inc (Class A)	3,865,728
		TOTAL EDUCATIONAL SERVICES	3,865,728

ELECTRIC, GAS, AND SANITARY SERVICES - 3.78%
81,426		Constellation Energy Group, Inc	2,164,303
250,512	*	Covanta Holding Corp	4,248,684
18,521		Entergy Corp	1,435,748
140,542		PPL Corp	4,632,264
63,177		Republic Services, Inc	1,542,151
118,914	*	Stericycle, Inc	6,127,638
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	20,150,788

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.89%
99,120		Altera Corp	1,613,674
60,656		Amphenol Corp (Class A)	1,919,156
103,307		Analog Devices, Inc	2,559,947
102,289	*	Avnet, Inc	2,151,138
47,625		Harris Corp	1,350,645
69,255		L-3 Communications Holdings, Inc	4,804,911
139,124	*	MEMC Electronic Materials, Inc	2,477,798
93,267		Microchip Technology, Inc	2,103,171
431,406	*	Nvidia Corp	4,870,573
499,675	*	ON Semiconductor Corp	3,427,771
122,689	*	Tyco Electronics Ltd	2,280,789
89,122		Xilinx, Inc	1,823,436
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	31,383,009

ENGINEERING AND MANAGEMENT SERVICES - 2.86%
56,352		Fluor Corp	2,890,294
45,545	*	Gen-Probe, Inc	1,957,524
22,024	*	Jacobs Engineering Group, Inc	926,990
110,318		KBR, Inc	2,034,264
94,655	*	McDermott International, Inc	1,922,443
144	*	Shaw Group, Inc	3,947
83,988	*	Tetra Tech, Inc	2,406,256
116,858	*	VCA Antech, Inc	3,120,109
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,261,827

FOOD AND KINDRED PRODUCTS - 2.43%
235,089	*	Darling International, Inc	1,551,587
40,801	*	Hansen Natural Corp	1,257,487
118,329		McCormick & Co, Inc	3,849,243
82,798		Pepsi Bottling Group, Inc	2,801,884
57,630	*	Ralcorp Holdings, Inc	3,510,820
		TOTAL FOOD AND KINDRED PRODUCTS	12,971,021

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 1.34%
133,884	*	Bed Bath & Beyond, Inc	$4,116,933
136,170	*	GameStop Corp (Class A)	2,997,102
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	7,114,035

GENERAL BUILDING CONTRACTORS - 0.97%
6,555	*	NVR, Inc	3,293,167
52,205		Walter Industries, Inc	1,891,909
		TOTAL GENERAL BUILDING CONTRACTORS	5,185,076

GENERAL MERCHANDISE STORES - 1.76%
165,818	*	Big Lots, Inc	3,487,153
187,096		TJX Companies, Inc	5,886,040
		TOTAL GENERAL MERCHANDISE STORES	9,373,193

HEALTH SERVICES - 3.25%
86,758	*	DaVita, Inc	4,291,051
37,653	*	Express Scripts, Inc	2,588,644
63,429	*	Laboratory Corp of America Holdings	4,299,852
60,110	*	LHC Group, Inc	1,335,043
84,595		Quest Diagnostics, Inc	4,773,695
		TOTAL HEALTH SERVICES	17,288,285

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.81%
75,160	*	Foster Wheeler AG.	1,785,050
104,635		Saipem S.p.A.	2,545,289
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	4,330,339

HOLDING AND OTHER INVESTMENT OFFICES - 4.60%
49,578	*	Affiliated Managers Group, Inc	2,884,944
476,391		iShares Russell Midcap Growth Index Fund	17,364,452
469,579	*	Liberty Acquisition Holdings Corp	4,254,386
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	24,503,782

HOTELS AND OTHER LODGING PLACES - 0.69%
295,241	*	Las Vegas Sands Corp	2,320,594
60,269		Starwood Hotels & Resorts Worldwide, Inc	1,337,972
30		Wynn Resorts Ltd	1,059
		TOTAL HOTELS AND OTHER LODGING PLACES	3,659,625

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.47%
46,507		Flowserve Corp	3,246,654
244,612		International Game Technology	3,889,330
114,411		ITT Industries, Inc	5,091,289
64,158		Joy Global, Inc	2,291,724
382,224	*	Netezza Corp	3,180,104
80,904		Textron, Inc	781,533
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,480,634

INSTRUMENTS AND RELATED PRODUCTS - 7.27%
81,316		Allergan, Inc	3,869,015
57,602		Beckman Coulter, Inc	3,291,378

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

69,676	*	Flir Systems, Inc	$1,571,891
101,855	*	Illumina, Inc	3,966,234
82,525	*	Itron, Inc	4,544,651
97,591	*	Masimo Corp	2,352,919
98,401	*	NuVasive, Inc	4,388,685
63,536	*	Resmed, Inc	2,587,821
106,101		Rockwell Collins, Inc	4,427,594
56,675	*	St. Jude Medical, Inc	2,329,343
226,453	*	Teradyne, Inc	1,553,468
196,002	*	Trimble Navigation Ltd	3,847,519
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	38,730,518

INSURANCE CARRIERS - 0.53%
150,458		Principal Financial Group	2,834,629
		TOTAL INSURANCE CARRIERS	2,834,629

JUSTICE, PUBLIC ORDER AND SAFETY - 1.03%
321,745	*	Corrections Corp of America	5,466,448
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	5,466,448

LEATHER AND LEATHER PRODUCTS - 0.99%
196,109		Coach, Inc	5,271,410
		TOTAL LEATHER AND LEATHER PRODUCTS	5,271,410

LEGAL SERVICES - 1.10%
115,757	*	FTI Consulting, Inc	5,871,195
		TOTAL LEGAL SERVICES	5,871,195

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.65%
94,505	*	Emergency Medical Services Corp (Class A)	3,479,674
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,479,674

METAL MINING - 0.58%
92,508		Barrick Gold Corp	3,103,643
		TOTAL METAL MINING	3,103,643

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.51%
33,945		Hasbro, Inc	822,827
100,599	*	Jarden Corp	1,886,231
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,709,058

MISCELLANEOUS RETAIL - 0.51%
158,147	*	Dick's Sporting Goods, Inc	2,720,128
		TOTAL MISCELLANEOUS RETAIL	2,720,128

MOTION PICTURES - 0.46%
300	*	Ascent Media Corp (Series A)	7,974
113,011	*	Macrovision Solutions Corp	2,464,770
		TOTAL MOTION PICTURES	2,472,744

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.21%
226,667		CapitalSource, Inc	$1,106,135
		TOTAL NONDEPOSITORY INSTITUTIONS	1,106,135

OIL AND GAS EXTRACTION - 5.05%
348,067	*	Denbury Resources, Inc	5,127,026
122,609		Equitable Resources, Inc	4,280,279
61,278	*	National Oilwell Varco, Inc	2,001,339
133,487		Noble Corp	4,037,982
56,807		Pioneer Natural Resources Co	1,448,579
85,633		Range Resources Corp	3,546,063
146,566		Smith International, Inc	3,774,075
68,981	*	Southwestern Energy Co	2,679,912
		TOTAL OIL AND GAS EXTRACTION	26,895,255

PRIMARY METAL INDUSTRIES - 2.25%
114,761		AK Steel Holding Corp	2,202,264
55,051	*	General Cable Corp	2,068,817
105,603		Precision Castparts Corp	7,712,186
		TOTAL PRIMARY METAL INDUSTRIES	11,983,267

REAL ESTATE - 0.19%
157,300		Forest City Enterprises, Inc (Class A)	1,038,180
		TOTAL REAL ESTATE	1,038,180

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.35%
166,779	*	Goodyear Tire & Rubber Co	1,877,932
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,877,932

SECURITY AND COMMODITY BROKERS - 1.51%
14,707	*	IntercontinentalExchange, Inc	1,680,128
118,245		Lazard Ltd (Class A)	3,183,155
76,638		T Rowe Price Group, Inc	3,193,506
		TOTAL SECURITY AND COMMODITY BROKERS	8,056,789

SPECIAL TRADE CONTRACTORS - 1.21%
277,723	*	Quanta Services, Inc	6,423,733
		TOTAL SPECIAL TRADE CONTRACTORS	6,423,733

TRANSPORTATION BY AIR - 0.77%
140,612	*	Air Methods Corp	3,847,145
47,912	*	Delta Air Lines, Inc	277,410
		TOTAL TRANSPORTATION BY AIR	4,124,555

TRANSPORTATION EQUIPMENT - 0.92%
84,103		Autoliv, Inc	2,419,644
88,342		Harley-Davidson, Inc	1,432,024
72,860		Oshkosh Truck Corp	1,059,384
		TOTAL TRANSPORTATION EQUIPMENT	4,911,052

WHOLESALE TRADE-DURABLE GOODS - 2.43%
372,711	*	LKQ Corp	6,131,095

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY		VALUE

204,590	*	MedAssets, Inc		$3,979,276
112,532	*	Solera Holdings, Inc		2,858,313
		TOTAL WHOLESALE TRADE-DURABLE GOODS		12,968,684

WHOLESALE TRADE-NONDURABLE GOODS - 1.62%
54,838		Airgas, Inc		2,222,584
110,341	*	Dean Foods Co		2,117,444
71,967	*	Endo Pharmaceuticals Holdings, Inc		1,289,649
95,419		Herbalife Ltd		3,009,515
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		8,639,192

		TOTAL COMMON STOCKS		530,514,978
		(Cost $603,048,692)

SHORT-TERM INVESTMENTS - 1.79%

			MATURITY
PRINCIPAL		ISSUER	DATE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.79%
$9,530,000		Federal Home Loan Bank (FHLB)	07/1/09	9,530,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		9,530,000

		TOTAL SHORT-TERM INVESTMENTS		9,530,000
		(Cost $9,530,000)

		TOTAL INVESTMENTS - 101.37%		540,044,978
		(Cost $612,578,692)
		OTHER ASSETS AND LIABILITIES, NET - (1.37)%		(7,324,549)
		NET ASSETS - 100.00%		$532,720,429

		The following abbreviations are used in portfolio descriptions:
		plc - Public Limited Company

	*	Non-income producing.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.31%

AMUSEMENT AND RECREATION SERVICES - 0.66%
222,000	*	Penn National Gaming, Inc	$6,462,420
33,859	*	Pinnacle Entertainment, Inc	314,550
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,776,970

APPAREL AND ACCESSORY STORES - 1.37%
78,000	*	Children's Place Retail Stores, Inc	2,061,540
369,432		Gap, Inc	6,058,685
114,323	*	Kohl's Corp	4,887,308
58,000		Nordstrom, Inc	1,153,620
		TOTAL APPAREL AND ACCESSORY STORES	14,161,153

APPAREL AND OTHER TEXTILE PRODUCTS - 0.56%
103,737		VF Corp	5,741,843
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,741,843

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.43%
116,440	*	O'Reilly Automotive, Inc	4,434,035
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,434,035

BUSINESS SERVICES - 5.25%
154,436	*	Affiliated Computer Services, Inc (Class A)	6,860,047
127,025	*	CACI International, Inc (Class A)	5,425,238
179,952	*	Cadence Design Systems, Inc	1,061,717
221,495	*	Computer Sciences Corp	9,812,228
306,978	*	DynCorp International, Inc (Class A)	5,154,161
355,610	*	Earthlink, Inc	2,635,070
110,000		Fidelity National Information Services, Inc	2,195,600
39,166	*	Fiserv, Inc	1,789,886
1,132,642	*	Interpublic Group of Cos, Inc	5,719,842
65,000	*	Juniper Networks, Inc	1,534,000
105,854		Moody's Corp	2,789,253
268,232	*	Novell, Inc	1,215,091
870,000	*	Sun Microsystems, Inc	8,021,400
		TOTAL BUSINESS SERVICES	54,213,533

CHEMICALS AND ALLIED PRODUCTS - 4.81%
200,000		Alberto-Culver Co	5,086,000
105,854		Celanese Corp (Series A)	2,514,033
56,000		Clorox Co	3,126,480
132,000		Cytec Industries, Inc	2,457,840
271,800		Dow Chemical Co	4,386,852
86,507		Ecolab, Inc	3,372,908
50,000	*	Invitrogen Corp	2,086,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

35,000		Methanex Corp	$424,580
400,000	*	Mylan Laboratories, Inc	5,220,000
152,430	*	Pactiv Corp	3,307,731
154,000		PPG Industries, Inc	6,760,600
100,000		Shire plc (ADR)	4,148,000
45,722		Sigma-Aldrich Corp	2,265,982
310,488	*	Solutia, Inc	1,788,411
182,369	*	Theravance, Inc	2,669,882
		TOTAL CHEMICALS AND ALLIED PRODUCTS	49,615,299

COAL MINING - 0.46%
50,000		Arch Coal, Inc	768,500
70,000		Consol Energy, Inc	2,377,200
52,000		Peabody Energy Corp	1,568,320
		TOTAL COAL MINING	4,714,020

COMMUNICATIONS - 2.20%
96,327		CenturyTel, Inc	2,957,239
582,199		Frontier Communications Corp	4,156,901
48,693		Global Payments, Inc	1,824,040
241,000	*	IAC/InterActiveCorp	3,868,050
89,976		Manitoba Telecom Services, Inc	2,635,500
980,000		Qwest Communications International, Inc	4,067,000
670,000	*	Sprint Nextel Corp	3,222,700
		TOTAL COMMUNICATIONS	22,731,430

DEPOSITORY INSTITUTIONS - 7.04%
190,000		Comerica, Inc	4,018,500
66,688		Cullen/Frost Bankers, Inc	3,075,651
450,000		Fifth Third Bancorp	3,195,000
655,179	*	First Horizon National Corp	7,862,153
481,637		Hudson City Bancorp, Inc	6,400,956
250,000		Keycorp	1,310,000
47,634		M&T Bank Corp	2,426,000
93,503		Northern Trust Corp	5,019,241
1,030,885		Regions Financial Corp	4,164,775
105,051		State Street Corp	4,958,407
174,200		Sumitomo Mitsui Financial Group, Inc	7,106,514
290,000		SunTrust Banks, Inc	4,770,500
590,000		TCF Financial Corp	7,888,299
275,000		TFS Financial Corp	2,920,500
188,754		US Bancorp	3,382,472
157,500		Valley National Bancorp	1,842,750
142,000		Western Union Co	2,328,800
		TOTAL DEPOSITORY INSTITUTIONS	72,670,518

EATING AND DRINKING PLACES - 0.27%
85,000		Darden Restaurants, Inc	2,803,300
		TOTAL EATING AND DRINKING PLACES	2,803,300

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 12.74%
150,000		Allegheny Energy, Inc	$3,847,500
209,000		American Electric Power Co, Inc	6,038,010
127,025		American Water Works Co, Inc	2,427,448
255,000		Centerpoint Energy, Inc	2,825,400
320,000		CMS Energy Corp	3,865,600
477,000		Constellation Energy Group, Inc	12,678,660
86,385		DPL, Inc	2,001,540
151,000		Edison International	4,750,460
291,099		El Paso Corp	2,686,844
49,752		Energen Corp	1,985,105
47,000		Entergy Corp	3,643,440
34,000		FirstEnergy Corp	1,317,500
60,000		Integrys Energy Group, Inc	1,799,400
180,000	*	Mirant Corp	2,833,200
342,000		NorthWestern Corp	7,783,920
313,000	*	NRG Energy, Inc	8,125,480
283,000		Pepco Holdings, Inc	3,803,520
215,000		PG&E Corp	8,264,600
53,000		PPL Corp	1,746,880
200,000		Progress Energy, Inc	7,566,000
183,000		Public Service Enterprise Group, Inc	5,971,290
68,805		Questar Corp	2,137,083
770,000	*	Reliant Energy, Inc	3,857,700
465,759		Republic Services, Inc	11,369,177
190,000		Sempra Energy	9,429,700
211,164		Southern Union Co	3,883,306
260,000		Xcel Energy, Inc	4,786,600
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	131,425,363

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.63%
80,000	*	Avnet, Inc	1,682,400
37,000	*	Cree, Inc	1,087,430
39,563	*	Energizer Holdings, Inc	2,066,771
550,000	*	Fairchild Semiconductor International, Inc	3,844,500
158,782	*	Hexcel Corp	1,513,192
205,000		Intersil Corp (Class A)	2,576,850
142,903	*	Marvell Technology Group Ltd	1,663,391
190,000		Maxim Integrated Products, Inc	2,981,100
500,000	*	Micron Technology, Inc	2,530,000
53,000	*	Novellus Systems, Inc	885,100
160,000	*	Nvidia Corp	1,806,400
406,412	*	Tellabs, Inc	2,328,741
118,557	*	Tyco Electronics Ltd	2,203,975
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	27,169,850

ENGINEERING AND MANAGEMENT SERVICES - 1.36%
395,000		KBR, Inc	7,283,800
93,152	*	McDermott International, Inc	1,891,917
98,000	*	URS Corp	4,852,960
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,028,677

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 1.43%
476,345	*	Crown Holdings, Inc	$11,498,968
128,000		Pentair, Inc	3,279,360
		TOTAL FABRICATED METAL PRODUCTS	14,778,328

FOOD AND KINDRED PRODUCTS - 3.63%
105,000		Bunge Ltd	6,326,250
86,615		Corn Products International, Inc	2,320,416
190,000		Del Monte Foods Co	1,782,200
121,000		H.J. Heinz Co	4,319,700
66,000		McCormick & Co, Inc	2,146,980
24,392	*	Mead Johnson Nutrition Co	774,934
110,000		Pepsi Bottling Group, Inc	3,722,400
71,121	*	Ralcorp Holdings, Inc	4,332,691
48,000		Reynolds American, Inc	1,853,760
480,000	*	Smithfield Foods, Inc	6,705,600
250,000		Tyson Foods, Inc (Class A)	3,152,500
		TOTAL FOOD AND KINDRED PRODUCTS	37,437,431

FOOD STORES - 0.55%
95,000		Kroger Co	2,094,750
98,000		Safeway, Inc	1,996,260
125,000		Supervalu, Inc	1,618,750
		TOTAL FOOD STORES	5,709,760

FORESTRY - 0.37%
127,025		Weyerhaeuser Co	3,865,371
		TOTAL FORESTRY	3,865,371

FURNITURE AND FIXTURES - 0.50%
190,538		Masco Corp	1,825,354
255,000		Tempur-Pedic International, Inc	3,332,850
		TOTAL FURNITURE AND FIXTURES	5,158,204

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
61,396		Best Buy Co, Inc	2,056,152
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,056,152

GENERAL BUILDING CONTRACTORS - 0.86%
12,200	*	NVR, Inc	6,129,158
160,899		Ryland Group, Inc	2,696,667
		TOTAL GENERAL BUILDING CONTRACTORS	8,825,825

GENERAL MERCHANDISE STORES - 1.33%
200,000		JC Penney Co, Inc	5,742,000
675,000		Macy's, Inc	7,938,000
		TOTAL GENERAL MERCHANDISE STORES	13,680,000

HEALTH SERVICES - 1.36%
80,000	*	DaVita, Inc	3,956,800
700,000	*	Healthsouth Corp	10,108,000
		TOTAL HEALTH SERVICES	14,064,800

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 12.99%
719,810		Annaly Mortgage Management, Inc	$10,897,923
120,937		Boston Properties, Inc	5,768,695
223,614		Brandywine Realty Trust	1,665,924
67,739		Equity Residential	1,505,838
19,408		Essex Property Trust, Inc	1,207,760
61,329	*,g,m	GSC Capital Corp	0
350,000		Host Marriott Corp	2,936,500
890,000		iShares Russell 1000 Value Index Fund	42,364,000
1,602,000		iShares Russell Midcap Value Index Fund	46,393,920
140,786		Kimco Realty Corp	1,414,899
100,562		Plum Creek Timber Co, Inc	2,994,736
68,805		Potlatch Corp	1,671,273
58,220		Public Storage, Inc	3,812,246
22,992		Regency Centers Corp	802,651
88,887		SL Green Realty Corp	2,039,068
90,318		Taubman Centers, Inc	2,425,941
254,866	*	Vantage Drilling Co	446,016
124,002		Vornado Realty Trust	5,583,810
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	133,931,200

HOTELS AND OTHER LODGING PLACES - 0.17%
206,540	*	Orient-Express Hotels Ltd (Class A)	1,753,525
		TOTAL HOTELS AND OTHER LODGING PLACES	1,753,525

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.61%
75,000	*	AGCO Corp	2,180,250
418,125	*	Brocade Communications Systems, Inc	3,269,738
100,562		Curtiss-Wright Corp	2,989,708
60,000		International Game Technology	954,000
130,000		ITT Industries, Inc	5,785,000
151,900		Textron, Inc	1,467,354
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	16,646,050

INSTRUMENTS AND RELATED PRODUCTS - 1.17%
48,000	*	Agilent Technologies, Inc	974,880
650,000	*	Boston Scientific Corp	6,591,000
430,000	*	Teradyne, Inc	2,949,800
238,172		Xerox Corp	1,543,355
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	12,059,035

INSURANCE AGENTS, BROKERS AND SERVICE - 1.18%
169,367		AON Corp	6,413,928
287,924		Marsh & McLennan Cos, Inc	5,795,910
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	12,209,838

INSURANCE CARRIERS - 9.29%
78,332		ACE Ltd	3,464,624
77,274	*	Arch Capital Group Ltd	4,526,711
111,147		Aspen Insurance Holdings Ltd	2,483,024

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

78,332		Assurant, Inc	$1,887,018
222,294		Axis Capital Holdings Ltd	5,819,657
115,381		Cincinnati Financial Corp	2,578,765
67,739		CNA Financial Corp	1,047,922
78,000		Everest Re Group Ltd	5,582,460
80,000		Hanover Insurance Group, Inc	3,048,800
155,000	*	Health Net, Inc	2,410,250
217,124		Lincoln National Corp	3,736,704
302,000		Max Re Capital Ltd	5,574,920
97,000		Metlife, Inc	2,910,970
119,615		PartnerRe Ltd	7,768,994
457,294		Principal Financial Group	8,615,420
338,734		Progressive Corp	5,118,271
136,961		Prudential Financial, Inc	5,097,688
124,908		RenaissanceRe Holdings Ltd	5,813,218
26,006		Transatlantic Holdings, Inc	1,126,840
143,000		UnitedHealth Group, Inc	3,572,140
105,854		Validus Holdings Ltd	2,326,671
995,031		XL Capital Ltd (Class A)	11,403,056
		TOTAL INSURANCE CARRIERS	95,914,123

METAL MINING - 0.62%
170,000		Anglo American plc	4,932,226
63,000		Compania de Minas Buenaventura S.A. (ADR) (Series B)	1,513,890
		TOTAL METAL MINING	6,446,116

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.41%
42,342		Compagnie Financiere Richemont S.A.	879,925
180,000	*	Jarden Corp	3,375,000
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,254,925

MISCELLANEOUS RETAIL - 0.08%
42,342		Barnes & Noble, Inc	873,515
		TOTAL MISCELLANEOUS RETAIL	873,515

MOTION PICTURES - 0.24%
58,080	*	Discovery Communications, Inc (Class A)	1,309,704
58,080	*	Discovery Communications, Inc (Class C)	1,192,382
		TOTAL MOTION PICTURES	2,502,086

NONDEPOSITORY INSTITUTIONS - 1.66%
125,000		Capital One Financial Corp	2,735,000
2,528,834		Chimera Investment Corp	8,825,631
344,027		Discover Financial Services	3,533,157
419,021	*	Global Ship Lease, Inc (Class A)	754,238
285,718		Westway Group, Inc	1,235,730
		TOTAL NONDEPOSITORY INSTITUTIONS	17,083,756

OIL AND GAS EXTRACTION - 5.05%
170,000		Berry Petroleum Co (Class A)	3,160,300
301,685		BJ Services Co	4,111,967

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

95,269		Cabot Oil & Gas Corp	$2,919,042
170,000	*	Concho Resources, Inc	4,877,300
40,807		Crescent Point Energy Trust	1,204,055
407,000	*	Denbury Resources, Inc	5,995,110
21,171		Diamond Offshore Drilling, Inc	1,758,252
306,272	*	Forest Oil Corp	4,569,578
150,000	*	Hercules Offshore, Inc	595,500
105,000	*	Nabors Industries Ltd	1,635,900
134,970		Noble Energy, Inc	7,959,181
420,242	*	Pride International, Inc	10,531,264
22,759		Range Resources Corp	942,450
70,000		Smith International, Inc	1,802,500
		TOTAL OIL AND GAS EXTRACTION	52,062,399

PAPER AND ALLIED PRODUCTS - 1.51%
174,660		Greif, Inc (Class A)	7,723,466
201,123		MeadWestvaco Corp	3,300,428
345,000		Temple-Inland, Inc	4,526,400
		TOTAL PAPER AND ALLIED PRODUCTS	15,550,294

PETROLEUM AND COAL PRODUCTS - 0.42%
55,773		Ashland, Inc	1,564,433
51,000		Hess Corp	2,741,250
		TOTAL PETROLEUM AND COAL PRODUCTS	4,305,683

PIPELINES, EXCEPT NATURAL GAS - 0.82%
500,000		Spectra Energy Corp	8,460,000
		TOTAL PIPELINES, EXCEPT NATURAL GAS	8,460,000

PRIMARY METAL INDUSTRIES - 0.54%
40,000		Precision Castparts Corp	2,921,200
21,900		Vallourec	2,658,409
		TOTAL PRIMARY METAL INDUSTRIES	5,579,609

PRINTING AND PUBLISHING - 1.18%
71,000		Dun & Bradstreet Corp	5,765,910
642,539		Pearson plc	6,443,054
		TOTAL PRINTING AND PUBLISHING	12,208,964

RAILROAD TRANSPORTATION - 0.31%
66,688		CSX Corp	2,309,405
23,288		Norfolk Southern Corp	877,259
		TOTAL RAILROAD TRANSPORTATION	3,186,664

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 1.11%
600,000	*	Goodyear Tire & Rubber Co	6,756,000
190,000		Newell Rubbermaid, Inc	1,977,900
325,000		SSL International plc	2,769,693
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	11,503,593

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.75%
125,000		Ameriprise Financial, Inc	$3,033,750
5,293		CME Group, Inc	1,646,705
89,976	*	Jefferies Group, Inc	1,919,188
310,000		Legg Mason, Inc	7,557,800
460,000		Nomura Holdings, Inc	3,886,853
		TOTAL SECURITY AND COMMODITY BROKERS	18,044,296

TOBACCO PRODUCTS - 1.25%
190,000		Lorillard, Inc	12,876,300
		TOTAL TOBACCO PRODUCTS	12,876,300

TRANSPORTATION BY AIR - 0.81%
550,000	*	AMR Corp	2,211,000
235,000	*	Continental Airlines, Inc (Class B)	2,082,100
490,000	*	Delta Air Lines, Inc	2,837,100
264,636	*	easyJet plc	1,176,612
		TOTAL TRANSPORTATION BY AIR	8,306,812

TRANSPORTATION EQUIPMENT - 3.96%
232,000		Autoliv, Inc	6,674,640
264,636		Brunswick Corp	1,143,228
2,317,999	*	Ford Motor Co	14,070,254
88,000		Goodrich Corp	4,397,360
37,593		Harsco Corp	1,063,882
116,000		Porsche AG.	7,778,518
420,000	*	Spirit Aerosystems Holdings, Inc (Class A)	5,770,800
		TOTAL TRANSPORTATION EQUIPMENT	40,898,682

TRANSPORTATION SERVICES - 0.14%
130,000		UTI Worldwide, Inc	1,482,000
		TOTAL TRANSPORTATION SERVICES	1,482,000

WATER TRANSPORTATION - 0.20%
78,525		Danaos Corp	254,421
316,052		Eagle Bulk Shipping, Inc	1,482,284
187,045		Globus Maritime Ltd	209,254
35,240		Omega Navigation Enterprises, Inc (Class A)	133,912
		TOTAL WATER TRANSPORTATION	2,079,871

WHOLESALE TRADE-DURABLE GOODS - 0.59%
100,000	*	Arrow Electronics, Inc	2,124,000
115,000		BorgWarner, Inc	3,927,250
		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,051,250

WHOLESALE TRADE-NONDURABLE GOODS - 0.24%
127,000	*	Dean Foods Co	2,437,130
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,437,130

		TOTAL COMMON STOCKS	1,024,769,578
		(Cost $1,159,294,482)

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY		VALUE

RIGHTS / WARRANTS - 0.01%
NONDEPOSITORY INSTITUTIONS - 0.01%
116,440		Heckmann Corp		$66,371
		TOTAL NONDEPOSITORY INSTITUTIONS		66,371

WATER TRANSPORTATION - 0.00%**
370,490		Global Ship Lease, Inc		40,754
		TOTAL WATER TRANSPORTATION		40,754

		TOTAL RIGHTS / WARRANTS		107,125
		(Cost $595,539)

SHORT-TERM INVESTMENTS - 2.19%
			MATURITY
PRINCIPAL		ISSUER	DATE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.19%
$22,620,000		Federal Home Loan Bank (FHLB)	07/1/09	22,620,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		22,620,000

		TOTAL SHORT-TERM INVESTMENTS		22,620,000
		(Cost $22,620,000)

		TOTAL INVESTMENTS - 101.51%		1,047,496,703
		(Cost $1,182,510,021)
		OTHER ASSETS AND LIABILITIES, NET - (1.51)%		(15,597,179)
		NET ASSETS - 100.00%		$1,031,899,524

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2009 the value of these securities amounted to $0 or 0.00% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.23%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.29%
34,516		Cal-Maine Foods, Inc	$861,519
563		Seaboard Corp	631,686
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,493,205

AMUSEMENT AND RECREATION SERVICES - 0.97%
74,248	*	Bally Technologies, Inc	2,221,500
23,090		Dover Downs Gaming & Entertainment, Inc	107,369
101,335	*	Live Nation, Inc	492,488
90,300	*	Pinnacle Entertainment, Inc	838,887
15,100		Speedway Motorsports, Inc	207,776
49,100	*	Ticketmaster	315,222
24,000	*	WMS Industries, Inc	756,240
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,939,482

APPAREL AND ACCESSORY STORES - 2.62%
17,436	*	Aeropostale, Inc	597,532
15,037		Buckle, Inc	477,725
44,805	*	Carter's, Inc	1,102,651
58,861		Cato Corp (Class A)	1,026,536
95,689	*	Charlotte Russe Holding, Inc	1,232,474
138,200	*	Charming Shoppes, Inc	514,104
77,322	*	Chico's FAS, Inc	752,343
43,400	*	Children's Place Retail Stores, Inc	1,147,062
67,200	*	Collective Brands, Inc	979,104
55,019	*	Dress Barn, Inc	786,772
130,386		Finish Line, Inc (Class A)	967,464
168,609	*	Hot Topic, Inc	1,232,532
33,000	*	Pacific Sunwear Of California, Inc	111,210
97,200		Stage Stores, Inc	1,078,920
83,235	*	Tween Brands, Inc	556,010
268,385	*	Wet Seal, Inc (Class A)	823,942
		TOTAL APPAREL AND ACCESSORY STORES	13,386,381

APPAREL AND OTHER TEXTILE PRODUCTS - 0.32%
30,863	*	Gymboree Corp	1,095,019
20,533	*	True Religion Apparel, Inc	457,886
2,410	*	Warnaco Group, Inc	78,084
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,630,989

AUTO REPAIR, SERVICES AND PARKING - 0.60%
116,883	*	Dollar Thrifty Automotive Group, Inc	1,630,518
55,864	*	Wright Express Corp	1,422,856
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,053,374

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.08%
39,000		Asbury Automotive Group, Inc	$399,360
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	399,360

BUSINESS SERVICES - 12.56%
658,365	*	3Com Corp	3,100,900
25,000	*	ACI Worldwide, Inc	349,000
148,641	*	Actuate Corp	710,504
157,764		Acxiom Corp	1,393,056
44,569		Administaff, Inc	1,037,121
66,400	*	AMN Healthcare Services, Inc	423,632
38,300	*	ArcSight, Inc	680,591
207,624	*	Art Technology Group, Inc	788,971
102,300	*	Avis Budget Group, Inc	577,995
1,000	*	Blackboard, Inc	28,860
18,400	*	Bottomline Technologies, Inc	165,784
15,300	*	CACI International, Inc (Class A)	653,463
9,800	*	Capella Education Co	587,510
101,171	*	Ciber, Inc	313,630
47,400	*	Cogent, Inc	508,602
36,581	*	Commvault Systems, Inc	606,513
67,069		Compass Diversified Trust	542,588
35,507	*	CSG Systems International, Inc	470,113
4,478	*	Cybersource Corp	68,513
65,155	*	Dice Holdings, Inc	302,971
25,973	*	Digital River, Inc	943,339
22,161	*	Double-Take Software, Inc	191,693
20,900	*	Dynamics Research Corp	209,209
102,495	*	DynCorp International, Inc (Class A)	1,720,891
216,566	*	Earthlink, Inc	1,604,754
3,400	*	Eclipsys Corp	60,452
56,062	*	FalconStor Software, Inc	266,295
22,700	*	Forrester Research, Inc	557,285
97,780	*	Gartner, Inc	1,492,123
103,379	*	Global Cash Access, Inc	822,897
59,377	*	Global Sources Ltd	428,108
51,196	*	Hackett Group, Inc	119,287
13,700		Heartland Payment Systems, Inc	131,109
16,473	*	HMS Holdings Corp	670,781
32,800		iGate Corp	217,136
87,856	*	Informatica Corp	1,510,245
2,313	*	Integral Systems, Inc	19,244
22,300	*	Interactive Intelligence, Inc	273,398
9,091	*	inVentiv Health, Inc	123,001
9,200		Jack Henry & Associates, Inc	190,900
33,970	*	Kenexa Corp	393,033
8,400	*	Keynote Systems, Inc	64,176
552	*	Korn/Ferry International	5,873
20,400	*	Liquidity Services, Inc	201,144
76,600	*	Liveperson, Inc	306,400
3,480	*	LogMeIn, Inc	55,680

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

833	*	Mastech Holdings, Inc	$2,891
8,300	*	MicroStrategy, Inc (Class A)	416,826
23,097	*	ModusLink Global Solutions, Inc	158,445
161,800	*	MoneyGram International, Inc	288,004
1,100	*	Monotype Imaging Holdings, Inc	7,491
146,613	*	MPS Group, Inc	1,120,123
18,831	*	NCI, Inc (Class A)	572,839
41,074	*	Ness Technologies, Inc	160,599
19,100	*	NetFlix, Inc	789,594
179,829	*	Netscout Systems, Inc	1,686,796
12,100		NIC, Inc	81,917
70,083	*	On Assignment, Inc	274,025
14,630	*	Online Resources Corp	91,291
124,059	*	Parametric Technology Corp	1,450,250
37,600		Pegasystems, Inc	991,888
41,485	*	Perficient, Inc	289,980
111,494	*	Perot Systems Corp (Class A)	1,597,709
37,600	*	Pervasive Software, Inc	228,984
82,700	*	Premiere Global Services, Inc	896,468
14,144	*	Progress Software Corp	299,428
51,610	*	PROS Holdings, Inc	419,073
188,894	*	Quest Software, Inc	2,633,183
26,800	*	Rackspace Hosting, Inc	371,448
55,800	*	RealNetworks, Inc	166,842
144,554	*	Rent-A-Center, Inc	2,577,399
2,250	*	RightNow Technologies, Inc	26,550
181,434	*	S1 Corp	1,251,895
44,848	*	Saba Software, Inc	172,665
237,624	*	Sapient Corp	1,494,655
19,106	*	SolarWinds, Inc	315,058
28,530	*	SonicWALL, Inc	156,344
7,400	*	Sonus Networks, Inc	11,914
14,552	*	Spherion Corp	59,954
28,903	*	SPSS, Inc	964,493
3,436	*	SRA International, Inc (Class A)	60,336
29,600	*	StarTek, Inc	237,392
24,228	*	Sybase, Inc	759,306
78,430	*	SYKES Enterprises, Inc	1,418,799
66,461	*	SYNNEX Corp	1,660,860
71,300		Take-Two Interactive Software, Inc	675,211
125,322	*	TeleTech Holdings, Inc	1,898,628
70,000	*	THQ, Inc	501,200
321,548	*	TIBCO Software, Inc	2,305,499
47,648	*	TrueBlue, Inc	400,243
359,000	*	Unisys Corp	542,090
164,546		United Online, Inc	1,071,194
160,585	*	Valueclick, Inc	1,689,354
14,952	*	Vasco Data Security International	109,299
34,126		Viad Corp	587,650
35,632	*	Virtusa Corp	286,125
82,879	*	Websense, Inc	1,478,561
52,255	*	Wind River Systems, Inc	598,842
		TOTAL BUSINESS SERVICES	64,196,380

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CHEMICALS AND ALLIED PRODUCTS - 5.97%
31,168	*	Acorda Therapeutics, Inc	878,626
105,300	*	Adolor Corp	185,328
41,722	*	Albany Molecular Research, Inc	350,048
19,440	*	Alexion Pharmaceuticals, Inc	799,373
7,937	*	Allos Therapeutics, Inc	65,798
48,035	*	Alnylam Pharmaceuticals, Inc	1,069,739
21,600	*	AMAG Pharmaceuticals, Inc	1,180,872
120,700	*	AVANIR Pharmaceuticals, Inc	267,954
55,200	*	BioCryst Pharmaceuticals, Inc	222,456
19,300	*	Caraco Pharmaceutical Laboratories Ltd	59,251
22,300	*	China-Biotics, Inc	240,394
33,800	*	Cornerstone Therapeutics, Inc	371,124
46,110	*	Cubist Pharmaceuticals, Inc	845,196
131,700	*	Emergent Biosolutions, Inc	1,887,260
25,384	*	Enzon Pharmaceuticals, Inc	199,772
46,647	*	Facet Biotech Corp	433,351
89,646	*	Halozyme Therapeutics, Inc	624,833
23,200	*	Hi-Tech Pharmacal Co, Inc	206,480
3,575	*	Idenix Pharmaceuticals, Inc	13,156
8,000	*	Idera Pharmaceuticals, Inc	46,880
111,691	*	Immucor, Inc	1,536,867
29,637	*	Immunogen, Inc	255,175
69,051		Innophos Holdings, Inc	1,166,271
67,982		Innospec, Inc	730,807
86,257	*	Inspire Pharmaceuticals, Inc	479,589
9,720		Inter Parfums, Inc	71,345
34,444		Koppers Holdings, Inc	908,288
8,400	*	Landec Corp	57,036
31,600	*	Lannett Co, Inc	216,460
7,438		Martek Biosciences Corp	157,314
13,333	*	Medivation, Inc	298,793
1,211		Meridian Bioscience, Inc	27,344
64,000	*	Micromet, Inc	318,720
42,000		Minerals Technologies, Inc	1,512,840
19,635	*	Myriad Pharmaceuticals, Inc	91,303
38,800	*	Neurocrine Biosciences, Inc	125,324
9,402		NewMarket Corp	633,037
16,200	*	Noven Pharmaceuticals, Inc	231,660
185,629	*	NPS Pharmaceuticals, Inc	865,031
66,250	*	Obagi Medical Products, Inc	482,963
187	*	OM Group, Inc	5,427
15,300	*	Omnova Solutions, Inc	49,878
68,205	*	Onyx Pharmaceuticals, Inc	1,927,472
91,800	*	OXiGENE, Inc	200,124
5,000	*	Pain Therapeutics, Inc	26,850
79,538	*	Par Pharmaceutical Cos, Inc	1,205,001
2,422	*	Parexel International Corp	34,828
113,200		PDL BioPharma, Inc	894,280
1,761	*	PetMed Express, Inc	26,468

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

48,800	*	Poniard Pharmaceuticals, Inc	$291,336
18,436	*	Pozen, Inc	141,588
86,265	*	Prestige Brands Holdings, Inc	530,530
171,444	*	Questcor Pharmaceuticals, Inc	857,220
3,600	*	Salix Pharmaceuticals Ltd	35,532
92,900	*	Santarus, Inc	261,978
96,200	*	Sciclone Pharmaceuticals, Inc	246,272
90,572	*	Solutia, Inc	521,695
50,400	*	Spectrum Pharmaceuticals, Inc	385,560
25,707		Stepan Co	1,135,221
115,100	*	SuperGen, Inc	231,351
30,600	*	Valeant Pharmaceuticals International	787,032
30,000	*	Vanda Pharmaceuticals, Inc	353,100
41,600	*	Viropharma, Inc	246,688
		TOTAL CHEMICALS AND ALLIED PRODUCTS	30,509,489

COAL MINING - 0.02%
14,077	*	Westmoreland Coal Co	114,024
		TOTAL COAL MINING	114,024

COMMUNICATIONS - 2.21%
34,826		Adtran, Inc	747,714
4,759	*	Anixter International, Inc	178,891
68,785	*	Aruba Networks, Inc	601,181
38,725		Atlantic Tele-Network, Inc	1,521,505
402,125	*	Cincinnati Bell, Inc	1,142,035
1	*	FiberTower Corp	1
67,135	*	Global Crossing Ltd	616,299
62,028	*	j2 Global Communications, Inc	1,399,352
56,600	*	Lodgenet Entertainment Corp	192,440
41,667	*	Mediacom Communications Corp (Class A)	212,918
6,800	*	Neutral Tandem, Inc	200,736
38,890		NTELOS Holdings Corp	716,354
178,768	*	PAETEC Holding Corp	482,674
56,788	*	Syniverse Holdings, Inc	910,312
8,464	*	TeleCommunication Systems, Inc (Class A)	60,179
120,905		USA Mobility, Inc	1,542,747
198,058	*	Virgin Mobile USA, Inc (Class A)	796,193
		TOTAL COMMUNICATIONS	11,321,531

DEPOSITORY INSTITUTIONS - 7.00%
18,600		1st Source Corp	321,222
7,139		Ameris Bancorp	45,118
13,802		Bancfirst Corp	477,273
18,365		Banco Latinoamericano de Exportaciones S.A. (Class E)	228,277
12,616		Banner Corp	48,193
1,621	*	Beneficial Mutual Bancorp, Inc	15,562
33,200		Berkshire Hills Bancorp, Inc	689,896
102,600		Boston Private Financial Holdings, Inc	459,648
81,150		Brookline Bancorp, Inc	756,318
46,993		Central Pacific Financial Corp	176,224
10,700		Century Bancorp, Inc	197,308

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

220,052	*	Citizens Republic Bancorp, Inc	$156,237
127,827		Community Bank System, Inc	1,861,161
85,930		CVB Financial Corp	513,002
76,700		Dime Community Bancshares	698,737
71,100		East West Bancorp, Inc	461,439
3,780		First Bancorp	59,270
15,009		First Commonwealth Financial Corp	95,157
18,500	*	First Defiance Financial Corp	240,500
65,029		First Financial Bancorp	489,018
11,340		First Financial Bankshares, Inc	571,082
9,365		First Financial Holdings, Inc	88,031
26,400		First Merchants Corp	211,992
61,910		First Niagara Financial Group, Inc	707,012
46,442		FirstMerit Corp	788,585
46,600	*	Flagstar Bancorp, Inc	31,688
8,300		Flushing Financial Corp	77,605
2		Fulton Financial Corp	10
24,757		Hancock Holding Co	804,355
11,743		Harleysville National Corp	55,192
15,700		IBERIABANK Corp	618,737
12,900		Independent Bank Corp	254,130
88,746		International Bancshares Corp	914,971
28,770		Lakeland Bancorp, Inc	258,642
5,500		Lakeland Financial Corp	104,500
35,371		MainSource Financial Group, Inc	262,453
33,500		Nara Bancorp, Inc	173,530
100,205		National Penn Bancshares, Inc	461,945
51,050		NBT Bancorp, Inc	1,108,296
115,509	*	Net 1 UEPS Technologies, Inc	1,569,767
43,628		NewAlliance Bancshares, Inc	501,722
17,083		Northwest Bancorp, Inc	322,185
37,500		Pacific Capital Bancorp	80,250
50,158	*	Pinnacle Financial Partners, Inc	668,105
81,653		Prosperity Bancshares, Inc	2,435,709
81,118		Provident Financial Services, Inc	738,174
8,652		Provident New York Bancorp	70,254
28,900		Qc Holdings, Inc	148,546
2,914		Renasant Corp	43,768
18,618		Republic Bancorp, Inc (Class A)	420,581
10,579		S.Y. Bancorp, Inc	255,694
16,129		SCBT Financial Corp	382,096
36,300	*	Signature Bank	984,456
31,643		Simmons First National Corp (Class A)	845,501
62,435		South Financial Group, Inc	74,298
7,565		Southside Bancshares, Inc	173,012
20,764		Southwest Bancorp, Inc	202,657
54,946		Sterling Bancorp	458,799
38,538		Sterling Bancshares, Inc	243,946
73,119		Sterling Financial Corp	212,776
13,648		Suffolk Bancorp	349,935
77,703	*	Sun Bancorp, Inc	402,502
169,621		Susquehanna Bancshares, Inc	829,447

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

17,960	*	SVB Financial Group	$488,871
30,500	*	The Bancorp, Inc	183,000
9,192		Tompkins Trustco, Inc	440,756
30,100		Trico Bancshares	466,550
130,874		Trustco Bank Corp NY	773,465
10,696		Trustmark Corp	206,647
50,616		UMB Financial Corp	1,923,914
58,453		Umpqua Holdings Corp	453,595
10,000		Union Bankshares Corp	149,700
20,728		United Community Banks, Inc	124,162
42,558		United Financial Bancorp, Inc	588,152
5,400		Washington Trust Bancorp, Inc	96,282
14,300		WesBanco, Inc	207,922
9,893		Westamerica Bancorporation	490,792
44,280		Westfield Financial, Inc	401,177
97,162		Wilshire Bancorp, Inc	558,682
20,827		Wintrust Financial Corp	334,898
		TOTAL DEPOSITORY INSTITUTIONS	35,785,061

EATING AND DRINKING PLACES - 2.14%
34,950	*	AFC Enterprises	235,913
68,884		Bob Evans Farms, Inc	1,979,726
54,200	*	California Pizza Kitchen, Inc	720,318
60,289	*	CEC Entertainment, Inc	1,777,320
101,700	*	Cheesecake Factory	1,759,410
61,071		CKE Restaurants, Inc	517,882
210,903	*	Denny's Corp	453,441
6,800	*	Einstein Noah Restaurant Group, Inc	58,820
9,277		O'Charleys, Inc	85,812
45,728	*	Papa John's International, Inc	1,133,597
42,700	*	PF Chang's China Bistro, Inc	1,368,962
8,372	*	Red Robin Gourmet Burgers, Inc	156,975
11,900	*	Texas Roadhouse, Inc (Class A)	129,829
139,200		Wendy's/Arby's Group, Inc (Class A)	556,800
		TOTAL EATING AND DRINKING PLACES	10,934,805

EDUCATIONAL SERVICES - 0.38%
19,097	*	American Public Education, Inc	756,432
70,951	*	Corinthian Colleges, Inc	1,201,200
5	*	Lincoln Educational Services Corp	105
		TOTAL EDUCATIONAL SERVICES	1,957,737

ELECTRIC, GAS, AND SANITARY SERVICES - 4.62%
118,239		Avista Corp	2,105,837
22,230		California Water Service Group	818,953
9,800		Chesapeake Utilities Corp	318,794
16,544	*	Clean Harbors, Inc	893,211
94,600	*	El Paso Electric Co	1,320,616
49,361		Empire District Electric Co	815,444
22,500		EnergySolutions, Inc	207,000
15,900	*	Heritage-Crystal Clean, Inc	193,185
36,230		Idacorp, Inc	947,052

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

70,329		Laclede Group, Inc	$2,329,999
5,300		MGE Energy, Inc	177,815
49,925		New Jersey Resources Corp	1,849,222
52,930		Nicor, Inc	1,832,437
101,630		NorthWestern Corp	2,313,099
45,100	*	Pike Electric Corp	543,455
82,400		PNM Resources, Inc	882,504
32,800		South Jersey Industries, Inc	1,144,392
77,627		Southwest Gas Corp	1,724,096
62,203		UIL Holdings Corp	1,396,457
23,400	*	Waste Connections, Inc	606,294
6,300	*	Waste Services, Inc	32,634
37,224		WGL Holdings, Inc	1,191,912
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,644,408

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.00%
11,600	*	Actel Corp	124,468
192,610	*	Applied Micro Circuits Corp	1,565,919
237,376	*	Arris Group, Inc	2,886,493
23,700	*	AZZ, Inc	815,517
87,545	*	Benchmark Electronics, Inc	1,260,648
87,500	*	BigBand Networks, Inc	452,375
30,066	*	Ceradyne, Inc	530,966
10,057	*	Checkpoint Systems, Inc	157,794
6,627	*	Comtech Telecommunications Corp	211,269
66,598		CTS Corp	436,217
25,540		Cubic Corp	914,077
43,800	*	DDi Corp	198,414
136,367	*	EnerSys	2,480,516
66,880	*	Exar Corp	480,867
272,644	*	Exide Technologies	1,016,962
56,600	*	GSI Technology, Inc	218,476
179,443	*	GT Solar International, Inc	954,637
144,500	*	Harmonic, Inc	851,105
10,700	*	Harris Stratex Networks, Inc (Class A)	69,336
49,000	*	Intellon Corp	208,250
44,050	*	InterDigital, Inc	1,076,582
38,700		IXYS Corp	391,644
287,920	*	Lattice Semiconductor Corp	541,290
54,700	*	MEMSIC, Inc	231,928
76,865		Methode Electronics, Inc	539,592
114,100	*	Microsemi Corp	1,574,580
97,709	*	Microtune, Inc	228,639
14,946	*	MIPS Technologies, Inc	44,838
64,845	*	Multi-Fineline Electronix, Inc	1,387,683
61,844	*	Omnivision Technologies, Inc	642,559
132,500	*	Openwave Systems, Inc	296,800
42,391	*	Oplink Communications, Inc	483,257
57,879	*	OSI Systems, Inc	1,206,777
84,040	*	Pericom Semiconductor Corp	707,617
46,600	*	Photronics, Inc	188,730
88,400		Plantronics, Inc	1,671,644

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

57,988	*	Plexus Corp	$1,186,434
92,090	*	PMC - Sierra, Inc	733,036
63,555	*	Polycom, Inc	1,288,260
25,894	*	Powell Industries, Inc	959,891
13,900		Raven Industries, Inc	355,840
10,812		Regal-Beloit Corp	429,453
57,353	*	Seachange International, Inc	460,545
63,590	*	Semtech Corp	1,011,717
168,032	*	Silicon Image, Inc	386,474
191,289	*	Silicon Storage Technology, Inc	357,710
207,650	*	Skyworks Solutions, Inc	2,030,817
34,556	*	Starent Networks Corp	843,512
44,030	*	Symmetricom, Inc	254,053
28,685	*	Synaptics, Inc	1,108,675
60,600	*	Tekelec	1,019,898
106,512	*	Tessera Technologies, Inc	2,693,689
68,600	*	Trident Microsystems, Inc	119,364
163,424	*	Triquint Semiconductor, Inc	867,781
51,567	*	TTM Technologies, Inc	410,473
22,332	*	Universal Electronics, Inc	450,436
77,600	*	Utstarcom, Inc	126,488
11,300	*	Viasat, Inc	289,732
2,339	*	Volterra Semiconductor Corp	30,734
49,600	*	White Electronic Designs Corp	229,648
120,609	*	Zoran Corp	1,314,638
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	46,007,764

ENGINEERING AND MANAGEMENT SERVICES - 2.57%
16,000	*	Affymax, Inc	294,880
10,134	*	Ariad Pharmaceuticals, Inc	16,113
94,800	*	Celera Corp	723,324
4,131	*	Exelixis, Inc	20,118
34,109	*	Exponent, Inc	836,012
20,500	*	Furmanite Corp	91,430
8,841	*	Incyte Corp	29,087
40,900	*	Infinity Pharmaceuticals, Inc	238,856
149,300	*	Insmed, Inc	149,300
116,960	*	Isis Pharmaceuticals, Inc	1,929,839
36,181	*	Luminex Corp	670,796
1,200		MAXIMUS, Inc	49,500
115,451	*	Maxygen, Inc	775,831
35,500		MedQuist, Inc	215,840
26,032	*	Michael Baker Corp	1,102,716
20,640	*	Myriad Genetics, Inc	735,816
72,772	*	Regeneron Pharmaceuticals, Inc	1,304,074
71,029	*	Repligen Corp	390,660
85,957	*	Seattle Genetics, Inc	835,502
46,227	*	Tetra Tech, Inc	1,324,403
3,900		VSE Corp	102,024
35,191		Watson Wyatt & Co Holdings (Class A)	1,320,718
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	13,156,839

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 1.59%
78,282	*	Bway Holding Co	$1,372,283
83,953	*	Chart Industries, Inc	1,526,266
83,840		CIRCOR International, Inc	1,979,462
49,526		Gulf Island Fabrication, Inc	783,997
14,800	*	Hawk Corp	204,980
28,147		Silgan Holdings, Inc	1,380,047
142,000	*	Smith & Wesson Holding Corp	806,560
7,316		Sturm Ruger & Co, Inc	91,011
		TOTAL FABRICATED METAL PRODUCTS	8,144,606

FISHING, HUNTING, AND TRAPPING - 0.07%
36,681	*	HQ Sustainable Maritime Industries, Inc	335,631
		TOTAL FISHING, HUNTING, AND TRAPPING	335,631

FOOD AND KINDRED PRODUCTS - 1.21%
265	*	Central Garden & Pet Co	2,912
6,383		Coca-Cola Bottling Co Consolidated	351,895
147,153	*	Darling International, Inc	971,210
32,495		Flowers Foods, Inc	709,691
28,417		J&J Snack Foods Corp	1,020,170
23,100		Lancaster Colony Corp	1,018,017
16,400		Lance, Inc	379,332
36,800	*	Matrixx Initiatives, Inc	205,712
16,911	*	National Beverage Corp	180,102
38,580	*	Peet's Coffee & Tea, Inc	972,216
8,700		Sanderson Farms, Inc	391,500
		TOTAL FOOD AND KINDRED PRODUCTS	6,202,757

FOOD STORES - 0.85%
31,300	*	Great Atlantic & Pacific Tea Co, Inc	133,025
7,143		Ingles Markets, Inc (Class A)	108,859
75,721	*	Pantry, Inc	1,256,969
30,836		Ruddick Corp	722,487
8,000		Village Super Market (Class A)	238,000
41,232		Weis Markets, Inc	1,382,097
38,727	*	Winn-Dixie Stores, Inc	485,637
		TOTAL FOOD STORES	4,327,074

FURNITURE AND FIXTURES - 0.30%
26,400		Furniture Brands International, Inc	79,992
42,270		Herman Miller, Inc	648,422
30,627		Kimball International, Inc (Class B)	191,112
25,100		La-Z-Boy, Inc	118,472
28,500	*	Sealy Corp	55,860
32,000		Tempur-Pedic International, Inc	418,240
		TOTAL FURNITURE AND FIXTURES	1,512,098

FURNITURE AND HOME FURNISHINGS STORES - 0.36%
182,425		Knoll, Inc	1,382,781
219,310	*	Pier 1 Imports, Inc	436,427

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	$1,819,208

GENERAL BUILDING CONTRACTORS - 0.62%
12,000		Brookfield Homes Corp	48,000
71,310	*	Hovnanian Enterprises, Inc (Class A)	168,292
35,200	*	M/I Homes, Inc	344,608
29,500	*	Meritage Homes Corp	556,370
65,923	*	Perini Corp	1,144,423
44,409		Ryland Group, Inc	744,295
93,300	*	Standard-Pacific Corp	189,399
		TOTAL GENERAL BUILDING CONTRACTORS	3,195,387

GENERAL MERCHANDISE STORES - 0.93%
167,348	*	99 Cents Only Stores	2,272,586
44,700		Casey's General Stores, Inc	1,148,343
35,411	*	Conn's, Inc	442,638
53,500		Dillard's, Inc (Class A)	492,200
16,244		Fred's, Inc (Class A)	204,674
87,577	*	Retail Ventures, Inc	190,918
		TOTAL GENERAL MERCHANDISE STORES	4,751,359

HEALTH SERVICES - 1.10%
30,000	*	Amedisys, Inc	990,601
16,400	*	America Service Group, Inc	263,548
52,382	*	China Sky One Medical, Inc	706,109
79,100	*	Continucare Corp	184,303
114,854	*	CryoLife, Inc	636,291
16,700	*	Genomic Health, Inc	289,411
1,026	*	Genoptix, Inc	32,822
27,342	*	Gentiva Health Services, Inc	450,049
120,184	*	Immunomedics, Inc	305,267
22,200	*	LHC Group, Inc	493,062
18,796	*	Life Sciences Research, Inc	134,767
36,000	*	Nighthawk Radiology Holdings, Inc	133,200
54,629	*	Odyssey HealthCare, Inc	561,586
22,055	*	Skilled Healthcare Group, Inc (Class A)	165,413
30,100	*	Sun Healthcare Group, Inc	254,044
		TOTAL HEALTH SERVICES	5,600,473

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.56%
28,378		Granite Construction, Inc	944,420
25,240	*	LB Foster Co (Class A)	758,967
101,543	*	Matrix Service Co	1,165,713
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,869,100

HOLDING AND OTHER INVESTMENT OFFICES - 6.11%
59,645		Agree Realty Corp	1,093,293
180,700		Allied Capital Corp	628,836
24,774		American Campus Communities, Inc	549,487
85,300		Anworth Mortgage Asset Corp	615,013
397,502		Ashford Hospitality Trust, Inc	1,116,981

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

27,500		Associated Estates Realty Corp	$163,900
72,800		Capstead Mortgage Corp	925,288
262,149		Cedar Shopping Centers, Inc	1,184,913
4,670		Corporate Office Properties Trust	136,971
28,300		Danvers Bancorp, Inc	380,635
140,790		DiamondRock Hospitality Co	881,345
18,285		EastGroup Properties, Inc	603,771
60,514		Education Realty Trust, Inc	259,605
13,600		Entertainment Properties Trust	280,160
22,300		Equity Lifestyle Properties, Inc	829,114
30,800		Extra Space Storage, Inc	257,180
103,041		FelCor Lodging Trust, Inc	253,481
38,400		First Potomac Realty Trust	374,400
25,576		Getty Realty Corp	482,619
22,000		Gladstone Commercial Corp	285,120
117,604		Glimcher Realty Trust	341,052
41,839		Hersha Hospitality Trust	103,761
29,300		Highwoods Properties, Inc	655,441
41,293		iShares Russell 2000 Index Fund	2,104,290
32,400		Kilroy Realty Corp	665,496
7,152		Kite Realty Group Trust	20,884
95,119		LTC Properties, Inc	1,945,184
153,000		MFA Mortgage Investments, Inc	1,058,760
19,251		Mid-America Apartment Communities, Inc	706,704
49,926		Mission West Properties, Inc	340,995
37,899		National Retail Properties, Inc	657,548
30,900		Parkway Properties, Inc	401,700
40,040		Potlatch Corp	972,572
94,724		Prospect Capital Corp	871,461
53,611		PS Business Parks, Inc	2,596,916
32,850		Realty Income Corp	720,072
77,783		Resource Capital Corp	248,906
4,450		Saul Centers, Inc	131,587
45,650		Senior Housing Properties Trust	745,008
71,844		Sovran Self Storage, Inc	1,767,362
551		Sun Communities, Inc	7,593
200,718		Sunstone Hotel Investors, Inc	1,073,841
11,952		Tanger Factory Outlet Centers, Inc	387,603
14,613		Urstadt Biddle Properties, Inc (Class A)	205,751
245,022		U-Store-It Trust	1,200,608
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,233,207

HOTELS AND OTHER LODGING PLACES - 0.32%
30,000		Ameristar Casinos, Inc	570,900
13,370	*	Isle of Capri Casinos, Inc	178,088
32,150	*	Vail Resorts, Inc	862,263
		TOTAL HOTELS AND OTHER LODGING PLACES	1,611,251

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.63%
22,243	*	3PAR, Inc	275,813
11,800		Alamo Group, Inc	119,180
243,812	*	Allis-Chalmers Energy, Inc	563,206

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

61,478	*	Altra Holdings, Inc	$460,470
41,579		Ampco-Pittsburgh Corp	975,028
12,667		Black Box Corp	423,964
10,500	*	Bolt Technology Corp	118,020
237,025	*	Cirrus Logic, Inc	1,066,613
10,500	*	Colfax Corp	81,060
41,323	*	Columbus McKinnon Corp	522,736
16,210	*	Cray, Inc	127,735
16,376	*	Dril-Quip, Inc	623,926
31,172	*	Emulex Corp	304,862
52,274	*	ENGlobal Corp	257,188
96,964	*	EnPro Industries, Inc	1,746,321
279,173	*	Entegris, Inc	759,351
292,240	*	Extreme Networks, Inc	584,480
16,767	*	Intermec, Inc	216,294
13,612	*	Kadant, Inc	153,679
99,192	*	Kulicke & Soffa Industries, Inc	340,229
29,356	*	Micros Systems, Inc	743,294
151,862		Modine Manufacturing Co	728,938
111,185	*	Netezza Corp	925,059
32,350	*	Netgear, Inc	466,164
351,300	*	Quantum Corp	291,579
74,280	*	Riverbed Technology, Inc	1,722,552
90,426		Robbins & Myers, Inc	1,740,700
73,181		Sauer-Danfoss, Inc	448,600
31,425		Standex International Corp	364,530
56,375	*	Super Micro Computer, Inc	431,833
50,000		Woodward Governor Co	990,000
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	18,573,404

INSTRUMENTS AND RELATED PRODUCTS - 5.25%
8,200	*	Accuray, Inc	54,694
15,700	*	Align Technology, Inc	166,420
48,600	*	American Medical Systems Holdings, Inc	767,880
10,900		American Science & Engineering, Inc	753,408
9,022	*	Bio-Rad Laboratories, Inc (Class A)	680,981
60,053	*	Bruker BioSciences Corp	556,091
80,674	*	Cantel Medical Corp	1,309,339
1,209	*	Coherent, Inc	25,002
1,866	*	Conmed Corp	28,960
41,170	*	Cyberonics, Inc	684,657
31,996	*	Cynosure, Inc (Class A)	244,769
59,085	*	Depomed, Inc	192,026
15,020	*	Dionex Corp	916,671
34,060	*	DXP Enterprises, Inc	390,668
239,000		Eastman Kodak Co	707,440
79,622	*	Fossil, Inc	1,917,297
26,300	*	Haemonetics Corp	1,499,100
24,514	*	Hanger Orthopedic Group, Inc	333,145
56,239	*	I-Flow Corp	390,299
94,050		Invacare Corp	1,659,983
8,300	*	IRIS International, Inc	97,940

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

61,400	*	ISTA Pharmaceuticals, Inc	$257,880
42,932	*	Kensey Nash Corp	1,125,248
51,179	*	Kopin Corp	187,827
11,300	*	LaBarge, Inc	104,751
38,700	*	Masimo Corp	933,057
77,401	*	Merit Medical Systems, Inc	1,261,636
3,727		Mine Safety Appliances Co	89,821
48,029		MTS Systems Corp	991,799
1,558	*	NuVasive, Inc	69,487
15,305	*	Orthofix International NV	382,778
149,700	*	RAE Systems, Inc	206,586
41,725	*	SonoSite, Inc	837,004
121,194		STERIS Corp	3,160,739
53,912	*	Symmetry Medical, Inc	502,460
47,029	*	Teledyne Technologies, Inc	1,540,200
20,790	*	Thoratec Corp	556,756
29,859	*	Varian, Inc	1,177,340
3,534	*	Zoll Medical Corp	68,348
3,352	*	Zygo Corp	15,620
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,846,107

INSURANCE AGENTS, BROKERS AND SERVICE - 0.11%
113,987	*	Crawford & Co (Class B)	547,138
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	547,138

INSURANCE CARRIERS - 3.76%
2,800	*	American Safety Insurance Holdings Ltd	38,108
78,645	*	Amerisafe, Inc	1,223,716
76,137	*	Argo Group International Holdings Ltd	2,148,585
33,292		Aspen Insurance Holdings Ltd	743,743
142,826		Assured Guaranty Ltd	1,768,186
47,500	*	Catalyst Health Solutions, Inc	1,184,650
64,475	*	Centene Corp	1,288,211
82,734	*	CNA Surety Corp	1,116,082
207,000	*	Conseco, Inc	490,590
51,387	*	Hallmark Financial Services	367,417
2,798	*	Healthspring, Inc	30,386
30,600		Maiden Holdings Ltd	200,736
32,076		Max Re Capital Ltd	592,123
197,369		Meadowbrook Insurance Group, Inc	1,288,820
103,900	*	Metropolitan Health Networks, Inc	208,839
185,000		MGIC Investment Corp	814,000
77,103	*	Molina Healthcare, Inc	1,844,304
2,300		National Interstate Corp	34,914
17,271		Odyssey Re Holdings Corp	690,495
47,108	*	PMA Capital Corp (Class A)	214,341
2,031		Presidential Life Corp	15,375
620	*	ProAssurance Corp	28,650
93,717		Radian Group, Inc	254,910
2,179		Safety Insurance Group, Inc	66,590
45,000	*	SeaBright Insurance Holdings, Inc	455,850
11,735		State Auto Financial Corp	205,363

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,000		Tower Group, Inc	$173,460
112,286	*	Universal American Financial Corp	979,134
33,950		Validus Holdings Ltd	746,221
		TOTAL INSURANCE CARRIERS	19,213,799

LEATHER AND LEATHER PRODUCTS - 0.57%
23,700	*	Genesco, Inc	444,849
36,994	*	Steven Madden Ltd	941,497
20,900	*	Timberland Co (Class A)	277,343
57,158		Wolverine World Wide, Inc	1,260,906
		TOTAL LEATHER AND LEATHER PRODUCTS	2,924,595

LEGAL SERVICES - 0.13%
15,106	*	Pre-Paid Legal Services, Inc	658,471
		TOTAL LEGAL SERVICES	658,471

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.49%
68,110	*	Emergency Medical Services Corp (Class A)	2,507,810
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	2,507,810

METAL MINING - 0.22%
43,029	*	Coeur d'Alene Mines Corp	529,257
135,000	*	Hecla Mining Co	361,800
5,700		Royal Gold, Inc	237,690
		TOTAL METAL MINING	1,128,747

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
29,140		Blyth, Inc	955,501
1,344	*	RC2 Corp	17,781
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	973,282

MISCELLANEOUS RETAIL - 1.59%
130,482	*	1-800-FLOWERS.COM, Inc (Class A)	250,525
41,600	*	Allion Healthcare, Inc	247,520
27,100		Books-A-Million, Inc	192,681
139,016	*	Borders Group, Inc	511,579
46,937		Cash America International, Inc	1,097,856
8,432	*	CKX, Inc	59,783
119,453	*	Ezcorp, Inc (Class A)	1,287,703
62,900	*	HSN, Inc	664,853
60,578	*	Jo-Ann Stores, Inc	1,252,147
26,688		Nutri/System, Inc	386,976
29,300	*	PC Connection, Inc	153,825
43,666		Systemax, Inc	520,062
33,777		World Fuel Services Corp	1,392,627
37,500	*	Zale Corp	129,000
		TOTAL MISCELLANEOUS RETAIL	8,147,137

MOTION PICTURES - 0.24%
26,800	*	Carmike Cinemas, Inc	224,584
53,085		Cinemark Holdings, Inc	600,922

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

30,303		National CineMedia, Inc	$416,969
		TOTAL MOTION PICTURES	1,242,475

NONDEPOSITORY INSTITUTIONS - 0.95%
109,415		Advance America Cash Advance Centers, Inc	484,708
306,188		Apollo Investment Corp	1,837,129
57,900		Ares Capital Corp	466,674
7,254		BlackRock Kelso Capital Corp	45,192
151,309	*	Boise, Inc	260,251
68,275		Chimera Investment Corp	238,280
9,507	*	Doral Financial Corp	23,768
25,600		Kohlberg Capital Corp	161,792
7,291		NGP Capital Resources Co	42,798
1,723	*	PHH Corp	31,324
63,700	*	World Acceptance Corp	1,268,267
		TOTAL NONDEPOSITORY INSTITUTIONS	4,860,183

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
13,440		Compass Minerals International, Inc	737,990
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	737,990

OIL AND GAS EXTRACTION - 2.73%
21,535	*	Approach Resources, Inc	148,592
24,600	*	Arena Resources, Inc	783,510
39,774	*	Basic Energy Services, Inc	271,656
30,000		Berry Petroleum Co (Class A)	557,700
39,503	*	Bill Barrett Corp	1,084,752
40,052	*	Cal Dive International, Inc	345,649
29,642	*	Clayton Williams Energy, Inc	559,345
135,006	*	Complete Production Services, Inc	858,638
17,000	*	Concho Resources, Inc	487,730
37,371	*	Dawson Geophysical Co	1,115,524
88,200	*	Delta Petroleum Corp	170,226
270,802	*	Endeavour International Corp	368,291
18,000	*	Georesources, Inc	183,600
4,500	*	Gulfport Energy Corp	30,825
46,100	*	Hercules Offshore, Inc	183,017
169,917	*	McMoRan Exploration Co	1,012,705
13,900		Panhandle Oil and Gas, Inc (Class A)	272,857
143,495	*	Parker Drilling Co	622,768
52,501		Penn Virginia Corp	859,441
22,000	*	Petroleum Development Corp	345,180
39,000	*	Pioneer Drilling Co	186,810
35,047	*	Stone Energy Corp	260,049
21,457	*	Superior Well Services, Inc	127,669
42,200	*	TGC Industries, Inc	205,514
22,000	*	Union Drilling, Inc	145,640
188,841	*	Vaalco Energy, Inc	798,797
23,972	*	Venoco, Inc	183,865
144,821	*	Willbros Group, Inc	1,811,712
		TOTAL OIL AND GAS EXTRACTION	13,982,062

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 1.02%
44,755	*	Buckeye Technologies, Inc	$200,950
37,800	*	Domtar Corporation	626,724
130,897		Glatfelter	1,164,983
34,723		Rock-Tenn Co (Class A)	1,325,030
65,229		Schweitzer-Mauduit International, Inc	1,774,881
21,382		Wausau Paper Corp	143,687
		TOTAL PAPER AND ALLIED PRODUCTS	5,236,255

PERSONAL SERVICES - 0.19%
31,300	*	Steiner Leisure Ltd	955,589
		TOTAL PERSONAL SERVICES	955,589

PETROLEUM AND COAL PRODUCTS - 0.59%
21,500		Alon USA Energy, Inc	222,525
110,043	*	CVR Energy, Inc	806,615
31,800		Delek US Holdings, Inc	269,664
348,653	*	Gran Tierra Energy, Inc	1,202,853
72,100	*	Western Refining, Inc	509,026
		TOTAL PETROLEUM AND COAL PRODUCTS	3,010,683

PRIMARY METAL INDUSTRIES - 1.13%
68,294		Belden CDT, Inc	1,140,510
58,000	*	Century Aluminum Co	361,340
73,280		Encore Wire Corp	1,564,528
24,766	*	Haynes International, Inc	586,954
23,600	*	Horsehead Holding Corp	175,820
54,964		Mueller Industries, Inc	1,143,251
62,300		Worthington Industries, Inc	796,817
		TOTAL PRIMARY METAL INDUSTRIES	5,769,220

PRINTING AND PUBLISHING - 0.48%
43,159	*	Consolidated Graphics, Inc	751,829
20,923		CSS Industries, Inc	426,411
9,453		Ennis, Inc	117,784
104,200		EW Scripps Co (Class A)	217,778
65,925		Standard Register Co	214,916
16,700	*	VistaPrint Ltd	712,255
		TOTAL PRINTING AND PUBLISHING	2,440,973

REAL ESTATE - 0.22%
70,137		DuPont Fabros Technology, Inc	660,690
60,634	*	LoopNet, Inc	469,914
1		Stewart Enterprises, Inc (Class A)	5
		TOTAL REAL ESTATE	1,130,609

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.52%
80,136		A. Schulman, Inc	1,210,855
19,600	*	Deckers Outdoor Corp	1,377,292
9,900		Spartech Corp	90,981
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,679,128

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 1.28%
47,864		Duff & Phelps Corp	$851,022
339,947	*	E*Trade Financial Corp	435,132
10,900		Evercore Partners, Inc (Class A)	214,076
9,900		Fifth Street Finance Corp	99,396
109,735		GFI Group, Inc	739,614
98,700	*	Knight Capital Group, Inc (Class A)	1,682,834
9,000		Oppenheimer Holdings, Inc	190,530
16,450	*	Stifel Financial Corp	791,081
111,913		SWS Group, Inc	1,563,425
		TOTAL SECURITY AND COMMODITY BROKERS	6,567,110

SOCIAL SERVICES - 0.01%
2,613	*	Res-Care, Inc	37,366
		TOTAL SOCIAL SERVICES	37,366

SPECIAL TRADE CONTRACTORS - 1.19%
49,988	*	AsiaInfo Holdings, Inc	860,293
5,500		Chemed Corp	217,140
109,689		Comfort Systems USA, Inc	1,124,312
148,022	*	Dycom Industries, Inc	1,638,604
111,970	*	EMCOR Group, Inc	2,252,837
		TOTAL SPECIAL TRADE CONTRACTORS	6,093,186

STONE, CLAY, AND GLASS PRODUCTS - 0.31%
73,000		Apogee Enterprises, Inc	897,900
19,900		CARBO Ceramics, Inc	680,580
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,578,480

TRANSPORTATION BY AIR - 0.98%
117,200	*	Air Transport Services Group, Inc	271,904
53,274	*	Alaska Air Group, Inc	972,783
35,530	*	Allegiant Travel Co	1,408,409
250,572	*	Hawaiian Holdings, Inc	1,508,444
1,020	*	PHI, Inc	17,483
79,691		Skywest, Inc	812,848
		TOTAL TRANSPORTATION BY AIR	4,991,871

TRANSPORTATION EQUIPMENT - 2.60%
236,740		ArvinMeritor, Inc	1,039,289
63,630	*	ATC Technology Corp	922,635
194,992		Brunswick Corp	842,365
102,477	*	Cogo Group, Inc	611,788
162,362	*	Dana Holding Corp	207,823
45,061		Ducommun, Inc	846,696
19,329		Federal Signal Corp	147,867
78,600	*	Force Protection, Inc	694,824
6,781		Heico Corp	245,879
36,777		Kaman Corp	614,176
14,200	*	LMI Aerospace, Inc	143,704

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

60,300	*	Orbital Sciences Corp	$914,751
36,052		Polaris Industries, Inc	1,157,990
108,320		Spartan Motors, Inc	1,227,266
57,600	*	Tenneco, Inc	610,560
8,517	*	TransDigm Group, Inc	308,315
51,516		Triumph Group, Inc	2,060,640
22,200		Westinghouse Air Brake Technologies Corp	714,174
		TOTAL TRANSPORTATION EQUIPMENT	13,310,742

TRANSPORTATION SERVICES - 0.22%
16,749	*	Dynamex, Inc	257,767
42,877	*	Hub Group, Inc (Class A)	884,981
		TOTAL TRANSPORTATION SERVICES	1,142,748

TRUCKING AND WAREHOUSING - 0.72%
50,129	*	Marten Transport Ltd	1,040,678
71,129	*	Saia, Inc	1,281,033
16,900	*	USA Truck, Inc	228,657
63,200		Werner Enterprises, Inc	1,145,184
		TOTAL TRUCKING AND WAREHOUSING	3,695,552

WATER TRANSPORTATION - 0.27%
23,759	*	American Commercial Lines, Inc	367,789
34,300		Genco Shipping & Trading Ltd	744,996
7,932		International Shipholding Corp	213,847
12,900	*	Ultrapetrol Bahamas Ltd	57,147
		TOTAL WATER TRANSPORTATION	1,383,779

WHOLESALE TRADE-DURABLE GOODS - 1.67%
21,019		Applied Industrial Technologies, Inc	414,074
17,052	*	Beacon Roofing Supply, Inc	246,572
79,184		Castle (A.M.) & Co	956,543
36,549		Houston Wire & Cable Co	435,299
7,900	*	Insight Enterprises, Inc	76,314
47,275		Knight Transportation, Inc	782,401
28,994	*	MWI Veterinary Supply, Inc	1,010,731
53,736		Owens & Minor, Inc	2,354,711
95,141	*	PSS World Medical, Inc	1,761,060
20,000	*	Solera Holdings, Inc	508,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS	8,545,705

WHOLESALE TRADE-NONDURABLE GOODS - 1.46%
29,647		Aceto Corp	197,745
150,546	*	Alliance One International, Inc	572,075
60,300	*	BioScrip, Inc	356,976
17,627	*	Core-Mark Holding Co, Inc	459,360
53,127	*	LSB Industries, Inc	859,064
3,015		Nash Finch Co	81,586
71,318		Nu Skin Enterprises, Inc (Class A)	1,091,165
39,993		Spartan Stores, Inc	496,313
32,100	*	Tractor Supply Co	1,326,372

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

54,612	*	United Stationers, Inc	$1,904,867
12,989	*	Zhongpin, Inc	134,566
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,480,089

		TOTAL COMMON STOCKS	512,525,265
		(Cost $566,807,719)

		TOTAL INVESTMENTS - 100.23%	512,525,265
		(Cost $566,807,719)
		OTHER ASSETS AND LIABILITIES, NET - (0.23)%	(1,150,953)
		NET ASSETS - 100.00%	$511,374,312

	*	Non-income producing.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.78%

AMUSEMENT AND RECREATION SERVICES - 0.18%
26,516	*	Electronic Arts, Inc	$575,928
831	*	Warner Music Group Corp	4,861
3,592	*	WMS Industries, Inc	113,184
		TOTAL AMUSEMENT AND RECREATION SERVICES	693,973

APPAREL AND ACCESSORY STORES - 0.89%
3,688		Abercrombie & Fitch Co (Class A)	93,638
5,548	*	Aeropostale, Inc	190,130
14,036		American Eagle Outfitters, Inc	198,890
13,669	*	Chico's FAS, Inc	132,999
5,645		Foot Locker, Inc	59,103
35,071		Gap, Inc	575,165
8,024	*	Hanesbrands, Inc	120,440
23,489	*	Kohl's Corp	1,004,156
14,662		Limited Brands, Inc	175,504
13,723		Nordstrom, Inc	272,950
10,572		Ross Stores, Inc	408,079
10,570	*	Urban Outfitters, Inc	220,596
		TOTAL APPAREL AND ACCESSORY STORES	3,451,650

APPAREL AND OTHER TEXTILE PRODUCTS - 0.53%
4,539		Guess ?, Inc	117,015
29,731		Nike, Inc (Class B)	1,539,472
2,820		Phillips-Van Heusen Corp	80,906
4,354		Polo Ralph Lauren Corp (Class A)	233,113
1,638		VF Corp	90,663
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,061,169

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.40%
7,837		Advance Auto Parts	325,157
574	*	Autonation, Inc	9,959
2,642	*	Autozone, Inc	399,232
12,948	*	Carmax, Inc	190,336
5,489	*	Copart, Inc	190,304
11,160	*	O'Reilly Automotive, Inc	424,972
1,137		Penske Auto Group, Inc	18,920
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,558,880

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.34%
10,863		Fastenal Co	360,326
9,069		Home Depot, Inc	214,300
38,197		Lowe's Cos, Inc	741,404
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,316,030

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 13.46%
3,924		Aaron Rents, Inc	$117,014
26,741	*	Activision Blizzard, Inc	337,739
43,036	*	Adobe Systems, Inc	1,217,919
4,527	*	Affiliated Computer Services, Inc (Class A)	201,089
14,211	*	Akamai Technologies, Inc	272,567
4,781	*	Alliance Data Systems Corp	196,929
2,376	*	Amdocs Ltd	50,965
7,207	*	Ansys, Inc	224,570
12,868	*	Autodesk, Inc	244,235
41,166		Automatic Data Processing, Inc	1,458,923
15,222	*	BMC Software, Inc	514,351
3,741		Brink's Co	108,601
3,760	*	Brink's Home Security Holdings, Inc	106,446
24,820		CA, Inc	432,613
21,656	*	Cadence Design Systems, Inc	127,770
5,500	*	Cerner Corp	342,595
14,892	*	Citrix Systems, Inc	474,906
24,033	*	Cognizant Technology Solutions Corp (Class A)	641,681
1,046	*	Convergys Corp	9,707
2,690	*	DST Systems, Inc	99,396
21,687	*	eBay, Inc	371,498
8,124		Equifax, Inc	212,036
13,753	*	Expedia, Inc	207,808
6,374	*	F5 Networks, Inc	220,477
3,431		Factset Research Systems, Inc	171,104
5,926		Fidelity National Information Services, Inc	118,283
12,805	*	Fiserv, Inc	585,189
19,705	*	Google, Inc (Class A)	8,307,431
8,531	*	HLTH Corp	111,756
3,927	*	IHS, Inc (Class A)	195,839
3,373		IMS Health, Inc	42,837
1,397		Interactive Data Corp	32,327
26,586	*	Intuit, Inc	748,662
14,839	*	Iron Mountain, Inc	426,621
43,039	*	Juniper Networks, Inc	1,015,720
7,003		Mastercard, Inc (Class A)	1,171,672
12,782	*	McAfee, Inc	539,273
634,170		Microsoft Corp	15,074,222
6,398	*	Monster Worldwide, Inc	75,560
15,432		Moody's Corp	406,633
13,034	*	NCR Corp	154,192
3,477	*	NetFlix, Inc	143,739
12,861	*	Novell, Inc	58,260
16,242	*	Nuance Communications, Inc	196,366
25,576		Omnicom Group, Inc	807,690
314,462		Oracle Corp	6,735,776
15,440	*	Red Hat, Inc	310,807
12,569		Robert Half International, Inc	296,880
8,911	*	Salesforce.com, Inc	340,133
2,469	*	Sohu.com, Inc	155,127

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,842	*	Sybase, Inc	$214,428
67,505	*	Symantec Corp	1,050,378
7,444	*	Synopsys, Inc	145,232
10,138		Total System Services, Inc	135,748
15,514	*	VeriSign, Inc	286,699
36,967		Visa, Inc (Class A)	2,301,565
4,221	*	VMware, Inc (Class A)	115,107
477	*	WebMD Health Corp (Class A)	14,272
91,676	*	Yahoo!, Inc	1,435,646
		TOTAL BUSINESS SERVICES	52,113,009

CHEMICALS AND ALLIED PRODUCTS - 16.48%
127,017		Abbott Laboratories	5,974,879
662	*	Abraxis Bioscience, Inc	24,401
5,954		Air Products & Chemicals, Inc	384,569
531		Albemarle Corp	13,578
5,959		Alberto-Culver Co	151,537
6,749	*	Alexion Pharmaceuticals, Inc	277,519
83,299	*	Amgen, Inc	4,409,849
1,740		Avery Dennison Corp	44,683
35,118		Avon Products, Inc	905,342
23,741	*	Biogen Idec, Inc	1,071,906
8,233	*	BioMarin Pharmaceuticals, Inc	128,517
90,612		Bristol-Myers Squibb Co	1,840,330
11,813		Celanese Corp (Series A)	280,559
37,869	*	Celgene Corp	1,811,653
6,074	*	Cephalon, Inc	344,092
3,679		CF Industries Holdings, Inc	272,761
3,622	*	Charles River Laboratories International, Inc	122,243
5,825		Church & Dwight Co, Inc	316,356
10,148		Clorox Co	566,563
41,106		Colgate-Palmolive Co	2,907,838
9,501	*	Dendreon Corp	236,100
24,552		Du Pont (E.I.) de Nemours & Co	629,022
19,456		Ecolab, Inc	758,589
43,696		Eli Lilly & Co	1,513,629
9,126		Estee Lauder Cos (Class A)	298,146
5,092		FMC Corp	240,852
22,198	*	Genzyme Corp	1,235,763
74,580	*	Gilead Sciences, Inc	3,493,327
13,209	*	Hospira, Inc	508,811
4,920	*	Idexx Laboratories, Inc	227,304
6,230		International Flavors & Fragrances, Inc	203,846
3,051	*	Inverness Medical Innovations, Inc	108,555
12,734	*	Invitrogen Corp	531,262
175,491		Johnson & Johnson	9,967,888
4,845		Lubrizol Corp	229,217
31,579		Merck & Co, Inc	882,949
44,892		Monsanto Co	3,337,271
12,976		Mosaic Co	574,837
17,935	*	Mylan Laboratories, Inc	234,052
11,367		Nalco Holding Co	191,420

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,034	*	NBTY, Inc	$85,316
4,774	*	OSI Pharmaceuticals, Inc	134,770
8,883	*	Pactiv Corp	192,761
6,370		Perrigo Co	176,959
25,214		Praxair, Inc	1,791,959
157,038		Procter & Gamble Co	8,024,641
5,569		RPM International, Inc	78,189
113,567		Schering-Plough Corp	2,852,803
3,673		Scotts Miracle-Gro Co (Class A)	128,739
8,933	*	Sepracor, Inc	154,720
7,035		Sherwin-Williams Co	378,131
10,043		Sigma-Aldrich Corp	497,731
1,914	*	United Therapeutics Corp	159,494
5,593	*	Valeant Pharmaceuticals International	143,852
14,244	*	Vertex Pharmaceuticals, Inc	507,656
7,240	*	Warner Chilcott Ltd (Class A)	95,206
24,576		Wyeth	1,115,505
		TOTAL CHEMICALS AND ALLIED PRODUCTS	63,770,447

COAL MINING - 0.37%
5,796	*	Alpha Natural Resources, Inc	152,261
14,828		Consol Energy, Inc	503,559
5,686		Massey Energy Co	111,104
21,956		Peabody Energy Corp	662,193
		TOTAL COAL MINING	1,429,117

COMMUNICATIONS - 1.07%
32,720	*	American Tower Corp (Class A)	1,031,662
17,728		Comcast Corp (Class A)	256,879
8,597	*	Crown Castle International Corp	206,500
2,858	*	CTC Media, Inc	33,782
38,016	*	DIRECTV Group, Inc	939,375
3,123	*	Equinix, Inc	227,167
10,748		Frontier Communications Corp	76,741
6,507		Global Payments, Inc	243,752
3,946	*	IAC/InterActiveCorp	63,333
3,720	*	Leap Wireless International, Inc	122,500
20,828	*	MetroPCS Communications, Inc	277,221
6,095	*	NeuStar, Inc (Class A)	135,065
742	*	NII Holdings, Inc (Class B)	14,150
9,580	*	SBA Communications Corp (Class A)	235,093
4,292		Scripps Networks Interactive (Class A)	119,446
16,687		Windstream Corp	139,503
		TOTAL COMMUNICATIONS	4,122,169

DEPOSITORY INSTITUTIONS - 1.46%
20,123		Bank of New York Mellon Corp	589,805
558		BOK Financial Corp	21,020
1,650		Capitol Federal Financial	63,245
1,693		Commerce Bancshares, Inc	53,888
21,372		Hudson City Bancorp, Inc	284,034
7,368	*	Metavante Technologies, Inc	190,536

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
19,829		Northern Trust Corp	$1,064,421
21,611		State Street Corp	1,020,039
788		TFS Financial Corp	8,369
57,913		Wells Fargo & Co	1,404,969
57,705		Western Union Co	946,362
		TOTAL DEPOSITORY INSTITUTIONS	5,646,688

EATING AND DRINKING PLACES - 2.23%
7,929		Brinker International, Inc	135,031
8,757		Burger King Holdings, Inc	151,233
2,677	*	Chipotle Mexican Grill, Inc (Class A)	214,160
11,160		Darden Restaurants, Inc	368,057
90,774		McDonald's Corp	5,218,598
60,544	*	Starbucks Corp	840,956
14,919		Tim Hortons, Inc	366,112
12,095		Wendy's/Arby's Group, Inc (Class A)	48,380
37,980		Yum! Brands, Inc	1,266,253
		TOTAL EATING AND DRINKING PLACES	8,608,780

EDUCATIONAL SERVICES - 0.45%
10,916	*	Apollo Group, Inc (Class A)	776,346
5,556	*	Career Education Corp	138,289
5,117		DeVry, Inc	256,055
3,190	*	ITT Educational Services, Inc	321,105
1,177		Strayer Education, Inc	256,715
		TOTAL EDUCATIONAL SERVICES	1,748,510

ELECTRIC, GAS, AND SANITARY SERVICES - 1.37%
44,205	*	AES Corp	513,220
8,516		Allegheny Energy, Inc	218,435
695		American Water Works Co, Inc	13,281
15,426	*	Calpine Corp	172,000
24,149		Centerpoint Energy, Inc	267,571
12,695		Constellation Energy Group, Inc	337,433
1,016		DPL, Inc	23,541
16,015		El Paso Corp	147,818
4,785		Exelon Corp	245,040
4,431		FPL Group, Inc	251,947
1,329		Integrys Energy Group, Inc	39,857
4,095		ITC Holdings Corp	185,749
8,123		NV Energy, Inc	87,647
1,608		Ormat Technologies, Inc	64,818
30,940		PPL Corp	1,019,783
8,390		Republic Services, Inc	204,800
6,933	*	Stericycle, Inc	357,257
4,831	*	Waste Connections, Inc	125,171
36,317		Waste Management, Inc	1,022,688
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,298,056

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.92%
24,170	*	Advanced Micro Devices, Inc	93,538
24,132		Altera Corp	392,869

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,843		Ametek, Inc	$305,791
14,097		Amphenol Corp (Class A)	446,029
23,959		Analog Devices, Inc	593,704
73,404	*	Apple Computer, Inc	10,454,932
4,353	*	Avnet, Inc	91,544
853		AVX Corp	8,470
40,679	*	Broadcom Corp (Class A)	1,008,432
1,037	*	Ciena Corp	10,733
474,588	*	Cisco Systems, Inc	8,846,320
3,385		Cooper Industries Ltd (Class A)	105,104
7,319	*	Cree, Inc	215,105
11,087	*	Cypress Semiconductor Corp	102,000
4,315	*	Dolby Laboratories, Inc (Class A)	160,863
4,814	*	Energizer Holdings, Inc	251,483
4,223	*	First Solar, Inc	684,633
2,785		Harman International Industries, Inc	52,358
8,526		Harris Corp	241,797
3,593	*	Integrated Device Technology, Inc	21,702
283,547		Intel Corp	4,692,703
2,619	*	International Rectifier Corp	38,787
5,001		Intersil Corp (Class A)	62,863
9,645	*	JDS Uniphase Corp	55,169
18,176		Linear Technology Corp	424,410
38,003	*	Marvell Technology Group Ltd	442,355
21,037		Maxim Integrated Products, Inc	330,071
18,304	*	MEMC Electronic Materials, Inc	325,994
14,069		Microchip Technology, Inc	317,256
12,277	*	Micron Technology, Inc	62,122
1,468		Molex, Inc	22,827
12,092		Motorola, Inc	80,170
18,837		National Semiconductor Corp	236,404
27,285	*	NetApp, Inc	538,060
4,863	*	Novellus Systems, Inc	81,212
44,945	*	Nvidia Corp	507,429
34,614	*	ON Semiconductor Corp	237,452
9,776	*	QLogic Corp	123,960
136,176		Qualcomm, Inc	6,155,155
8,986	*	Rambus, Inc	139,193
3,656	*	Silicon Laboratories, Inc	138,709
7,879	*	Sunpower Corp (Class A)	209,897
1,389		Teleflex, Inc	62,269
104,612		Texas Instruments, Inc	2,228,236
1,365	*	Thomas & Betts Corp	39,394
5,723	*	Varian Semiconductor Equipment Associates, Inc	137,295
3,268	*	Vishay Intertechnology, Inc	22,190
22,756		Xilinx, Inc	465,588
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,264,577

ENGINEERING AND MANAGEMENT SERVICES - 1.47%
50,440		Accenture Ltd (Class A)	1,687,723
7,546	*	Aecom Technology Corp	241,472
11,589	*	Amylin Pharmaceuticals, Inc	156,452

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,794		Fluor Corp	$758,784
4,946	*	Genpact Ltd	58,116
4,297	*	Gen-Probe, Inc	184,685
7,040	*	Hewitt Associates, Inc (Class A)	209,651
10,158	*	Jacobs Engineering Group, Inc	427,550
18,803	*	McDermott International, Inc	381,889
7,857	*	Myriad Genetics, Inc	280,102
26,486		Paychex, Inc	667,447
12,644	*	SAIC, Inc	234,546
5,629	*	Shaw Group, Inc	154,291
881	*	URS Corp	43,627
6,973	*	VCA Antech, Inc	186,179
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,672,514

FABRICATED METAL PRODUCTS - 0.27%
2,698	*	Alliant Techsystems, Inc	222,207
5,025		Ball Corp	226,929
2,087		Crane Co	46,561
13,161	*	Crown Holdings, Inc	317,707
2,245		Pentair, Inc	57,517
1,300		Snap-On, Inc	37,362
1,737		Valmont Industries, Inc	125,203
		TOTAL FABRICATED METAL PRODUCTS	1,033,486

FOOD AND KINDRED PRODUCTS - 5.04%
29,465		Archer Daniels Midland Co	788,778
11,003		Campbell Soup Co	323,708
149,688		Coca-Cola Co	7,183,528
21,609		Coca-Cola Enterprises, Inc	359,790
5,260		Flowers Foods, Inc	114,878
11,148		General Mills, Inc	624,511
20,968		H.J. Heinz Co	748,558
5,700	*	Hansen Natural Corp	175,674
7,388		Hershey Co	265,968
564		Hormel Foods Corp	19,481
20,934		Kellogg Co	974,896
10,720		McCormick & Co, Inc	348,722
1,524	*	Mead Johnson Nutrition Co	48,417
576		Molson Coors Brewing Co (Class B)	24,382
9,260		Pepsi Bottling Group, Inc	313,358
128,070		PepsiCo, Inc	7,038,727
14,209		Sara Lee Corp	138,680
740	*	Smithfield Foods, Inc	10,338
		TOTAL FOOD AND KINDRED PRODUCTS	19,502,394

FOOD STORES - 0.32%
45,245		Kroger Co	997,652
2,227	*	Panera Bread Co (Class A)	111,038
7,658	*	Whole Foods Market, Inc	145,349
		TOTAL FOOD STORES	1,254,039

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.03%
2,943		Rayonier, Inc	$106,978
		TOTAL FORESTRY	106,978

FURNITURE AND FIXTURES - 0.09%
2,063		Hill-Rom Holdings, Inc	33,462
1,797	*	Kinetic Concepts, Inc	48,968
8,012		Leggett & Platt, Inc	122,023
13,937		Masco Corp	133,516
		TOTAL FURNITURE AND FIXTURES	337,969

FURNITURE AND HOME FURNISHINGS STORES - 0.49%
21,466	*	Bed Bath & Beyond, Inc	660,080
27,711		Best Buy Co, Inc	928,041
11,911	*	GameStop Corp (Class A)	262,161
1,305		RadioShack Corp	18,218
3,139		Williams-Sonoma, Inc	37,260
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,905,760

GENERAL BUILDING CONTRACTORS - 0.07%
470		KB Home	6,430
1,178		MDC Holdings, Inc	35,470
83	*	NVR, Inc	41,698
2,910		Pulte Homes, Inc	25,695
4,350		Walter Industries, Inc	157,644
		TOTAL GENERAL BUILDING CONTRACTORS	266,937

GENERAL MERCHANDISE STORES - 3.70%
774	*	Big Lots, Inc	16,277
792	*	BJ's Wholesale Club, Inc	25,526
35,713		Costco Wholesale Corp	1,632,084
11,537		Family Dollar Stores, Inc	326,497
61,876		Target Corp	2,442,246
33,831		TJX Companies, Inc	1,064,323
181,902		Wal-Mart Stores, Inc	8,811,333
		TOTAL GENERAL MERCHANDISE STORES	14,318,286

HEALTH SERVICES - 1.87%
21,777		AmerisourceBergen Corp	386,324
3,783	*	Community Health Systems, Inc	95,521
5,263	*	Covance, Inc	258,940
3,388	*	Coventry Health Care, Inc	63,389
8,507	*	DaVita, Inc	420,756
4,605	*	Edwards Lifesciences Corp	313,278
20,389	*	Express Scripts, Inc	1,401,744
20,250	*	Health Management Associates, Inc (Class A)	100,035
8,938	*	Laboratory Corp of America Holdings	605,907
4,802	*	Lincare Holdings, Inc	112,943
10,947		McKesson Corp	481,668
39,793	*	Medco Health Solutions, Inc	1,814,958
4,116		Omnicare, Inc	106,028
1,323	*	Pediatrix Medical Group, Inc	55,738

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,392		Pharmaceutical Product Development, Inc	$194,862
12,783		Quest Diagnostics, Inc	721,345
24,817	*	Tenet Healthcare Corp	69,984
275		Universal Health Services, Inc (Class B)	13,434
		TOTAL HEALTH SERVICES	7,216,854

HOLDING AND OTHER INVESTMENT OFFICES - 2.01%
3,395	*	Affiliated Managers Group, Inc	197,555
655		Alexandria Real Estate Equities, Inc	23,442
6,265		Digital Realty Trust, Inc	224,600
790		Federal Realty Investment Trust	40,701
8,675		HCP, Inc	183,823
4,492		Health Care REIT, Inc	153,177
131,593		iShares Russell 1000 Growth Index Fund	5,399,261
6,369		Nationwide Health Properties, Inc	163,938
4,779		Plum Creek Timber Co, Inc	142,319
11,058		Public Storage, Inc	724,078
8,425		Simon Property Group, Inc	433,298
4,878		WABCO Holdings, Inc	86,341
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,772,533

HOTELS AND OTHER LODGING PLACES - 0.16%
759		Choice Hotels International, Inc	20,197
18,616	*	Las Vegas Sands Corp	146,322
11,575		Marriott International, Inc (Class A)	255,460
7,619	*	MGM Mirage	48,685
2,609		Starwood Hotels & Resorts Worldwide, Inc	57,920
6,475		Wyndham Worldwide Corp	78,477
		TOTAL HOTELS AND OTHER LODGING PLACES	607,061

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.20%
11,190	*	Brocade Communications Systems, Inc	87,506
1,391		Bucyrus International, Inc (Class A)	39,727
1,282		Carlisle Cos, Inc	30,819
24,757		Caterpillar, Inc	817,971
5,478		Cummins, Inc	192,880
8,622		Deere & Co	344,449
141,330	*	Dell, Inc	1,940,461
4,768		Diebold, Inc	125,684
6,255		Donaldson Co, Inc	216,673
10,918		Dover Corp	361,277
6,788	*	Dresser-Rand Group, Inc	177,167
17,228	*	EMC Corp	225,687
4,594		Flowserve Corp	320,707
10,146	*	FMC Technologies, Inc	381,287
2,357		Graco, Inc	51,901
152,308		Hewlett-Packard Co	5,886,705
4,032		IDEX Corp	99,066
108,726		International Business Machines Corp	11,353,170
20,288		International Game Technology	322,579
1,481		ITT Industries, Inc	65,905
6,851		Jabil Circuit, Inc	50,834

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
26,889		Johnson Controls, Inc	$584,029
7,378		Joy Global, Inc	263,542
10,400	*	Lam Research Corp	270,400
3,831		Lennox International, Inc	123,013
6,622	*	Micros Systems, Inc	167,669
3,290		Northrop Grumman Corp	150,287
9,579		Pall Corp	254,418
24,968		Raytheon Co	1,109,328
8,996	*	SanDisk Corp	132,151
5,255	*	Scientific Games Corp (Class A)	82,871
36,445		Seagate Technology, Inc	381,215
11,589	*	Teradata Corp	271,530
2,963		Toro Co	88,594
10,312	*	Varian Medical Systems, Inc	362,364
16,525	*	Western Digital Corp	437,913
4,181	*	Zebra Technologies Corp (Class A)	98,922
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	27,870,701

INSTRUMENTS AND RELATED PRODUCTS - 5.28%
28,232	*	Agilent Technologies, Inc	573,392
25,029		Allergan, Inc	1,190,880
8,168		Bard (C.R.), Inc	608,108
49,907		Baxter International, Inc	2,643,075
5,978		Beckman Coulter, Inc	341,583
19,709		Becton Dickinson & Co	1,405,449
1,581	*	Bio-Rad Laboratories, Inc (Class A)	119,334
44,062	*	Boston Scientific Corp	446,789
13,260		Danaher Corp	818,672
12,223		Dentsply International, Inc	373,046
61,666		Emerson Electric Co	1,997,978
12,280	*	Flir Systems, Inc	277,037
7,587		Garmin Ltd	180,722
1,996		Hillenbrand, Inc	33,213
2,118	*	Hologic, Inc	30,139
10,116	*	Illumina, Inc	393,917
3,110	*	Intuitive Surgical, Inc	508,983
2,953	*	Itron, Inc	162,622
91,837		Medtronic, Inc	3,204,192
2,800	*	Mettler-Toledo International, Inc	216,020
4,561	*	Millipore Corp	320,228
4,643		National Instruments Corp	104,746
2,166		PerkinElmer, Inc	37,688
6,068	*	Resmed, Inc	247,150
1,262		Rockwell Automation, Inc	40,535
13,034		Rockwell Collins, Inc	543,909
6,449		Roper Industries, Inc	292,204
28,502	*	St. Jude Medical, Inc	1,171,432
27,747		Stryker Corp	1,102,666
3,192		Techne Corp	203,682
14,271	*	Teradyne, Inc	97,899
2,787	*	Thermo Electron Corp	113,626
9,651	*	Trimble Navigation Ltd	189,449

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,055	*	Waters Corp	$414,591
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	20,404,956

INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
7,644		Arthur J. Gallagher & Co	163,122
7,047		Brown & Brown, Inc	140,447
3,227		Marsh & McLennan Cos, Inc	64,960
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	368,529

INSURANCE CARRIERS - 0.98%
7,908		Aetna, Inc	198,095
38,456		Aflac, Inc	1,195,597
75,543		American International Group, Inc	87,630
3,323		Axis Capital Holdings Ltd	86,996
1,554		Cigna Corp	37,436
1,028		CNA Financial Corp	15,903
1,379		Endurance Specialty Holdings Ltd	40,405
1,698		Erie Indemnity Co (Class A)	60,720
2,847		Fidelity National Title Group, Inc (Class A)	38,520
15,211		Genworth Financial, Inc (Class A)	106,325
322		Hanover Insurance Group, Inc	12,271
5,124	*	Humana, Inc	165,300
5,599		Leucadia National Corp	118,083
6,516		Lincoln National Corp	112,140
297		Odyssey Re Holdings Corp	11,874
25,569		Principal Financial Group	481,720
5,725		Progressive Corp	86,505
18,098		Prudential Financial, Inc	673,608
468		Reinsurance Group of America, Inc (Class A)	16,338
1,065		Validus Holdings Ltd	23,409
3,627		W.R. Berkley Corp	77,872
2,833	*	WellPoint, Inc	144,171
		TOTAL INSURANCE CARRIERS	3,790,918

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
1,094	*	Corrections Corp of America	18,587
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	18,587

LEATHER AND LEATHER PRODUCTS - 0.18%
26,138		Coach, Inc	702,589
		TOTAL LEATHER AND LEATHER PRODUCTS	702,589

LEGAL SERVICES - 0.05%
4,079	*	FTI Consulting, Inc	206,887
		TOTAL LEGAL SERVICES	206,887

METAL MINING - 0.78%
1,036		Cleveland-Cliffs, Inc	25,351
3,487		Foundation Coal Holdings, Inc	98,020
20,562		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,030,362
39,384		Newmont Mining Corp	1,609,623

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
854		Royal Gold, Inc	$35,612
10,749		Southern Copper Corp	219,710
		TOTAL METAL MINING	3,018,678

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
745		Armstrong World Industries, Inc	12,285
6,141		Hasbro, Inc	148,858
3,127	*	Intrepid Potash, Inc	87,806
22,892		Mattel, Inc	367,417
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	616,366

MISCELLANEOUS RETAIL - 2.22%
27,043	*	Amazon.com, Inc	2,262,417
644		Barnes & Noble, Inc	13,286
36,530		CVS Corp	1,164,211
6,955	*	Dick's Sporting Goods, Inc	119,626
7,410	*	Dollar Tree, Inc	311,961
4,010	*	Marvel Entertainment, Inc	142,716
3,527		MSC Industrial Direct Co (Class A)	125,138
4,088	*	Office Depot, Inc	18,641
10,171		Petsmart, Inc	218,270
3,428	*	Priceline.com, Inc	382,393
58,856		Staples, Inc	1,187,126
9,413		Tiffany & Co	238,714
81,603		Walgreen Co	2,399,128
		TOTAL MISCELLANEOUS RETAIL	8,583,627

MOTION PICTURES - 0.19%
21,519	*	Discovery Communications, Inc (Class C)	441,785
5,760	*	Macrovision Solutions Corp	125,626
3,397		Regal Entertainment Group (Class A)	45,146
12,257	*	tw telecom inc (Class A)	125,879
		TOTAL MOTION PICTURES	738,436

NONDEPOSITORY INSTITUTIONS - 0.26%
15,275		American Express Co	354,990
2,241	*	AmeriCredit Corp	30,366
10,487		Capital One Financial Corp	229,456
3,096		CapitalSource, Inc	15,108
3,070		CIT Group, Inc	6,601
15,658		GLG Partners, Inc	64,041
7,862		Lender Processing Services, Inc	218,328
8,347	*	SLM Corp	85,724
30		Student Loan Corp	1,116
		TOTAL NONDEPOSITORY INSTITUTIONS	1,005,730

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
1,438		Compass Minerals International, Inc	78,961
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	78,961

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 1.84%
3,937	*	Atwood Oceanics, Inc	$98,071
17,805	*	Cameron International Corp	503,882
2,188	*	CNX Gas Corp	57,479
309	*	Comstock Resources, Inc	10,212
1,197	*	Continental Resources, Inc	33,217
5,672		Diamond Offshore Drilling, Inc	471,060
3,300		ENSCO International, Inc	115,071
10,769		Equitable Resources, Inc	375,946
10,090	*	EXCO Resources, Inc	130,363
2,386	*	Exterran Holdings, Inc	38,271
3,387	*	Forest Oil Corp	50,534
2,640		Helmerich & Payne, Inc	81,497
6,612	*	Mariner Energy, Inc	77,691
4,500	*	Oceaneering International, Inc	203,400
1,890		Patterson-UTI Energy, Inc	24,305
22,646	*	PetroHawk Energy Corp	505,005
5,350	*	Plains Exploration & Production Co	146,376
6,666	*	Pride International, Inc	167,050
9,650	*	Quicksilver Resources, Inc	89,649
1,916		Range Resources Corp	79,342
1,641		Rowan Cos, Inc	31,704
44,717		Schlumberger Ltd	2,419,636
10,733		Smith International, Inc	276,375
28,279	*	Southwestern Energy Co	1,098,638
1,303		St. Mary Land & Exploration Co	27,194
		TOTAL OIL AND GAS EXTRACTION	7,111,968

PAPER AND ALLIED PRODUCTS - 0.41%
29,649		Kimberly-Clark Corp	1,554,497
1,068		Packaging Corp of America	17,302
		TOTAL PAPER AND ALLIED PRODUCTS	1,571,799

PERSONAL SERVICES - 0.14%
1,957		Cintas Corp	44,698
27,926		H&R Block, Inc	481,164
263		Weight Watchers International, Inc	6,778
		TOTAL PERSONAL SERVICES	532,640

PETROLEUM AND COAL PRODUCTS - 1.93%
480		Ashland, Inc	13,464
103,589	d	Exxon Mobil Corp	7,241,908
6,782		Frontier Oil Corp	88,912
3,298		Holly Corp	59,298
4,602		Tesoro Corp	58,583
		TOTAL PETROLEUM AND COAL PRODUCTS	7,462,165

PRIMARY METAL INDUSTRIES - 0.80%
37,566		Alcoa, Inc	388,057
109,193		Corning, Inc	1,753,639
831		Hubbell, Inc (Class B)	26,642
11,525		Precision Castparts Corp	841,670

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,375		Schnitzer Steel Industries, Inc (Class A)	$72,683
		TOTAL PRIMARY METAL INDUSTRIES	3,082,691

PRINTING AND PUBLISHING - 0.39%
4,373		Dun & Bradstreet Corp	355,131
3,399		John Wiley & Sons, Inc (Class A)	113,017
25,877		McGraw-Hill Cos, Inc	779,156
8,233	*	MSCI, Inc (Class A)	201,215
600		New York Times Co (Class A)	3,306
4,345		R.R. Donnelley & Sons Co	50,489
		TOTAL PRINTING AND PUBLISHING	1,502,314

RAILROAD TRANSPORTATION - 0.35%
3,512	*	Kansas City Southern Industries, Inc	56,578
3,927		Norfolk Southern Corp	147,930
22,023		Union Pacific Corp	1,146,518
		TOTAL RAILROAD TRANSPORTATION	1,351,026

REAL ESTATE - 0.10%
17,985	*	CB Richard Ellis Group, Inc (Class A)	168,340
7,606	*	St. Joe Co	201,483
		TOTAL REAL ESTATE	369,823

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
19,894	*	Goodyear Tire & Rubber Co	224,007
3,713		Newell Rubbermaid, Inc	38,652
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	262,659

SECURITY AND COMMODITY BROKERS - 1.78%
1,431		Ameriprise Financial, Inc	34,730
560		BlackRock, Inc	98,235
7,294		Broadridge Financial Solutions, Inc	120,935
78,124		Charles Schwab Corp	1,370,294
317		CME Group, Inc	98,622
9,595		Eaton Vance Corp	256,666
6,931		Federated Investors, Inc (Class B)	166,968
5,673		Franklin Resources, Inc	408,513
2,567		Goldman Sachs Group, Inc	378,478
1,686		Greenhill & Co, Inc	121,746
5,980	*	IntercontinentalExchange, Inc	683,155
2,736		Invesco Ltd	48,756
340	*	Investment Technology Group, Inc	6,933
11,745		Janus Capital Group, Inc	133,893
7,224	*	Jefferies Group, Inc	154,088
6,290		Lazard Ltd (Class A)	169,327
24,233		Morgan Stanley	690,883
1,611	*	Morningstar, Inc	66,422
4,944	*	Nasdaq Stock Market, Inc	105,357
5,502		NYSE Euronext	149,930
9,961		SEI Investments Co	179,696
21,018		T Rowe Price Group, Inc	875,820
21,512	*	TD Ameritrade Holding Corp	377,320

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,840		Waddell & Reed Financial, Inc (Class A)	$180,371
		TOTAL SECURITY AND COMMODITY BROKERS	6,877,138

STONE, CLAY, AND GLASS PRODUCTS - 1.07%
57,022		3M Co	3,427,021
3,583		Eagle Materials, Inc	90,435
11,113		Gentex Corp	128,911
1,511		Martin Marietta Materials, Inc	119,188
3,082	*	Owens Corning, Inc	39,388
11,281	*	Owens-Illinois, Inc	315,981
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,120,924

TOBACCO PRODUCTS - 2.75%
170,056		Altria Group, Inc	2,787,218
12,216		Lorillard, Inc	827,878
161,400		Philip Morris International, Inc	7,040,268
		TOTAL TOBACCO PRODUCTS	10,655,364

TRANSPORTATION BY AIR - 0.20%
23,442	*	AMR Corp	94,237
10,174	*	Continental Airlines, Inc (Class B)	90,142
2,459		Copa Holdings S.A. (Class A)	100,376
63,490	*	Delta Air Lines, Inc	367,607
18,995		Southwest Airlines Co	127,836
		TOTAL TRANSPORTATION BY AIR	780,198

TRANSPORTATION EQUIPMENT - 2.54%
3,831	*	BE Aerospace, Inc	55,013
4,898		Boeing Co	208,165
520	*	Federal Mogul Corp (Class A)	4,914
2,562		General Dynamics Corp	141,909
10,190		Goodrich Corp	509,194
4,880		Harsco Corp	138,104
61,038		Honeywell International, Inc	1,916,593
26,140		Lockheed Martin Corp	2,108,191
5,159	*	Navistar International Corp	224,932
27,678		Paccar, Inc	899,812
2,659	*	Spirit Aerosystems Holdings, Inc (Class A)	36,535
1,524		Thor Industries, Inc	27,996
3,263	*	TransDigm Group, Inc	118,121
996	*	TRW Automotive Holdings Corp	11,255
63,101		United Technologies Corp	3,278,728
3,931		Westinghouse Air Brake Technologies Corp	126,460
		TOTAL TRANSPORTATION EQUIPMENT	9,805,922

TRANSPORTATION SERVICES - 0.37%
13,945		CH Robinson Worldwide, Inc	727,232
17,470		Expeditors International Washington, Inc	582,450
1,657		GATX Corp	42,618
7,613		UTI Worldwide, Inc	86,788
		TOTAL TRANSPORTATION SERVICES	1,439,088

TRUCKING AND WAREHOUSING - 0.84%
1,257		Con-way, Inc	44,385

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,187		J.B. Hunt Transport Services, Inc	$219,419
4,084		Landstar System, Inc	146,656
56,889		United Parcel Service, Inc (Class B)	2,843,881
		TOTAL TRUCKING AND WAREHOUSING	3,254,341

WATER TRANSPORTATION - 0.14%
16,367		Carnival Corp	421,778
1,037	*	Kirby Corp	32,966
3,317		Royal Caribbean Cruises Ltd	44,912
1,518		Teekay Corp	31,924
		TOTAL WATER TRANSPORTATION	531,580

WHOLESALE TRADE-DURABLE GOODS - 0.32%
4,077	*	Arrow Electronics, Inc	86,595
8,899		BorgWarner, Inc	303,901
11,538	*	LKQ Corp	189,800
8,386	*	Patterson Cos, Inc	181,976
5,095		W.W. Grainger, Inc	417,179
1,826	*	WESCO International, Inc	45,723
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,225,174

WHOLESALE TRADE-NONDURABLE GOODS - 0.65%
5,138		Allscripts Healthcare Solutions, Inc	81,489
6,040		Brown-Forman Corp (Class B)	259,599
14,794	*	Dean Foods Co	283,897
2,458	*	Green Mountain Coffee Roasters, Inc	145,317
7,419	*	Henry Schein, Inc	355,741
4,841		Herbalife Ltd	152,685
48,538		Sysco Corp	1,091,134
5,609		Terra Industries, Inc	135,850
130		Valhi, Inc	966
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,506,678

		TOTAL COMMON STOCKS	385,926,323
		(Cost $430,966,493)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES - 0.00%**
20		Krispy Kreme Doughnuts, Inc	1
		TOTAL EATING AND DRINKING PLACES	1

		TOTAL RIGHTS / WARRANTS	1
		(Cost $0)

		TOTAL INVESTMENTS - 99.78%	385,926,324
		(Cost $430,966,493)
		OTHER ASSETS AND LIABILITIES, NET - 0.22%	841,551
		NET ASSETS - 100.00%	$386,767,875

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $27,020.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.62%

AMUSEMENT AND RECREATION SERVICES - 1.03%
2,953		International Speedway Corp (Class A)	$75,626
6,020	*	Penn National Gaming, Inc	175,242
167,351		Walt Disney Co	3,904,299
5,170	*	Warner Music Group Corp	30,245
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,185,412

APPAREL AND ACCESSORY STORES - 0.11%
3,989		Abercrombie & Fitch Co (Class A)	101,281
7,813		Foot Locker, Inc	81,802
5,286		Gap, Inc	86,690
1,732	*	Kohl's Corp	74,043
7,915		Limited Brands, Inc	94,743
		TOTAL APPAREL AND ACCESSORY STORES	438,559

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
1,524		Phillips-Van Heusen Corp	43,724
227		Polo Ralph Lauren Corp (Class A)	12,154
6,185		VF Corp	342,339
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	398,217

AUTO REPAIR, SERVICES AND PARKING - 0.07%
16,838	*	Hertz Global Holdings, Inc	134,536
4,824		Ryder System, Inc	134,686
		TOTAL AUTO REPAIR, SERVICES AND PARKING	269,222

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
5,923	*	Autonation, Inc	102,764
5,740	*	Carmax, Inc	84,378
2,177		Penske Auto Group, Inc	36,225
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	223,367

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.27%
142,650		Home Depot, Inc	3,370,819
91,068		Lowe's Cos, Inc	1,767,630
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,138,449

BUSINESS SERVICES - 1.31%
21,028	*	Activision Blizzard, Inc	265,584
3,244	*	Affiliated Computer Services, Inc (Class A)	144,098
14,970	*	Amdocs Ltd	321,107
6,637	*	Autodesk, Inc	125,970
8,182		CA, Inc	142,612
1,600	*	Clear Channel Outdoor Holdings, Inc (Class A)	8,480

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
13,655	*	Computer Sciences Corp	$604,917
21,811	*	Compuware Corp	149,623
7,741	*	Convergys Corp	71,836
525	*	DST Systems, Inc	19,399
77,289	*	eBay, Inc	1,323,961
2,550		Equifax, Inc	66,555
1,652	*	Expedia, Inc	24,962
10,764		Fidelity National Information Services, Inc	214,849
13,580		IMS Health, Inc	172,466
1,622		Interactive Data Corp	37,533
42,807	*	Interpublic Group of Cos, Inc	216,175
5,149	*	Lamar Advertising Co (Class A)	78,625
6,914		Manpower, Inc	292,739
4,701	*	Monster Worldwide, Inc	55,519
16,051	*	Novell, Inc	72,711
1,777	*	Nuance Communications, Inc	21,484
68,723	*	Sun Microsystems, Inc	633,626
4,959	*	Synopsys, Inc	96,750
3,963		Total System Services, Inc	53,065
6,971	*	Yahoo!, Inc	109,166
		TOTAL BUSINESS SERVICES	5,323,812

CHEMICALS AND ALLIED PRODUCTS - 9.09%
12,314		Air Products & Chemicals, Inc	795,361
7,768		Albemarle Corp	198,628
1,151		Alberto-Culver Co	29,270
8,258		Avery Dennison Corp	212,065
79,044		Bristol-Myers Squibb Co	1,605,384
5,339		Cabot Corp	67,165
698		CF Industries Holdings, Inc	51,750
2,002	*	Charles River Laboratories International, Inc	67,568
1,416		Clorox Co	79,055
3,965		Cytec Industries, Inc	73,828
100,285		Dow Chemical Co	1,618,600
54,490		Du Pont (E.I.) de Nemours & Co	1,396,034
6,546		Eastman Chemical Co	248,093
43,679		Eli Lilly & Co	1,513,041
1,199		FMC Corp	56,713
27,187	*	Forest Laboratories, Inc	682,666
14,726		Huntsman Corp	74,072
400		International Flavors & Fragrances, Inc	13,088
3,757	*	Inverness Medical Innovations, Inc	133,674
1,837	*	Invitrogen Corp	76,640
56,132		Johnson & Johnson	3,188,298
22,833	*	King Pharmaceuticals, Inc	219,882
772		Lubrizol Corp	36,523
155,175		Merck & Co, Inc	4,338,692
8,125	*	Mylan Laboratories, Inc	106,031
1,538	*	NBTY, Inc	43,249
2,159	*	Pactiv Corp	46,850
608,230		Pfizer, Inc	9,123,449
14,610		PPG Industries, Inc	641,379

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
90,638		Procter & Gamble Co	$4,631,601
5,469		RPM International, Inc	76,785
22,556		Schering-Plough Corp	566,607
1,252		Sherwin-Williams Co	67,295
9,030		Valspar Corp	203,446
9,503	*	Watson Pharmaceuticals, Inc	320,156
93,273		Wyeth	4,233,661
		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,836,599

COAL MINING - 0.06%
13,007		Arch Coal, Inc	199,918
1,511		Massey Energy Co	29,525
		TOTAL COAL MINING	229,443

COMMUNICATIONS - 8.41%
531,801		AT&T, Inc	13,209,936
20,595		Cablevision Systems Corp (Class A)	399,749
54,871		CBS Corp (Class B)	379,707
3,101	*	Central European Media Enterprises Ltd (Class A)	61,059
9,097		CenturyTel, Inc	279,278
5,846	*	Clearwire Corp (Class A)	32,328
239,688		Comcast Corp (Class A)	3,473,079
16,939	*	Crown Castle International Corp	406,875
18,130	*	DISH Network Corp (Class A)	293,887
12,729		Embarq Corp	535,382
15,880		Frontier Communications Corp	113,383
5,506	*	IAC/InterActiveCorp	88,371
1,274	*	Leap Wireless International, Inc	41,953
146,685	*	Level 3 Communications, Inc	221,494
23,863	*	Liberty Global, Inc (Class A)	379,183
7,225	*	Liberty Media Corp - Capital (Series A)	97,971
46,654	*	Liberty Media Corp - Entertainment (Series A)	1,247,995
55,182	*	Liberty Media Holding Corp (Interactive A)	276,462
14,153	*	NII Holdings, Inc (Class B)	269,898
131,654		Qwest Communications International, Inc	546,364
3,308		Scripps Networks Interactive (Class A)	92,062
252,131	*	Sprint Nextel Corp	1,212,750
8,137		Telephone & Data Systems, Inc	230,277
31,761		Time Warner Cable, Inc	1,005,871
1,331	*	US Cellular Corp	51,177
256,035		Verizon Communications, Inc	7,867,955
48,915	*	Viacom, Inc (Class B)	1,110,371
20,771		Windstream Corp	173,646
		TOTAL COMMUNICATIONS	34,098,463

DEPOSITORY INSTITUTIONS - 11.41%
11,980		Associated Banc-Corp	149,750
7,435		Bancorpsouth, Inc	152,641
689,168		Bank of America Corp	9,097,018
4,512		Bank of Hawaii Corp	161,665
85,664		Bank of New York Mellon Corp	2,510,812
58,314		BB&T Corp	1,281,742

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,212		BOK Financial Corp	$45,656
496,961		Citigroup, Inc	1,475,974
3,955		City National Corp	145,663
13,980		Comerica, Inc	295,677
3,561		Commerce Bancshares, Inc	113,347
4,659		Cullen/Frost Bankers, Inc	214,873
50,894		Fifth Third Bancorp	361,347
545		First Citizens Bancshares, Inc (Class A)	72,839
19,382	*	First Horizon National Corp	232,581
12,377		First Niagara Financial Group, Inc	141,345
14,793		Fulton Financial Corp	77,072
18,766		Hudson City Bancorp, Inc	249,400
39,135		Huntington Bancshares, Inc	163,584
338,830		JPMorgan Chase & Co	11,557,491
46,015		Keycorp	241,119
6,638		M&T Bank Corp	338,073
24,249		Marshall & Ilsley Corp	116,395
31,123		New York Community Bancorp, Inc	332,705
31,135		People's United Financial, Inc	468,270
41,017		PNC Financial Services Group, Inc	1,591,870
22,837		Popular, Inc	50,241
104,123		Regions Financial Corp	420,657
20,887		State Street Corp	985,866
30,709		SunTrust Banks, Inc	505,163
23,493		Synovus Financial Corp	70,244
11,460		TCF Financial Corp	153,220
6,610		TFS Financial Corp	70,198
171,041		US Bancorp	3,065,055
13,762		Valley National Bancorp	161,015
8,591		Washington Federal, Inc	111,683
365,243		Wells Fargo & Co	8,860,795
6,631		Whitney Holding Corp	60,740
6,576		Wilmington Trust Corp	89,828
10,155		Zions Bancorporation	117,392
		TOTAL DEPOSITORY INSTITUTIONS	46,311,006

EATING AND DRINKING PLACES - 0.02%
19,800		Wendy's/Arby's Group, Inc (Class A)	79,200
		TOTAL EATING AND DRINKING PLACES	79,200

EDUCATIONAL SERVICES - 0.00%**
514	*	Career Education Corp	12,793
		TOTAL EDUCATIONAL SERVICES	12,793

ELECTRIC, GAS, AND SANITARY SERVICES - 8.21%
11,673	*	AES Corp	135,524
7,273		AGL Resources, Inc	231,281
5,804		Allegheny Energy, Inc	148,873
10,235		Alliant Energy Corp	267,441
19,458		Ameren Corp	484,310
42,975		American Electric Power Co, Inc	1,241,548
4,952		American Water Works Co, Inc	94,633

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,235		Aqua America, Inc	$219,007
8,503		Atmos Energy Corp	212,915
13,404	*	Calpine Corp	149,455
5,040		Centerpoint Energy, Inc	55,843
20,969		CMS Energy Corp	253,306
24,737		Consolidated Edison, Inc	925,659
2,144		Constellation Energy Group, Inc	56,988
11,636	*	Covanta Holding Corp	197,347
53,172		Dominion Resources, Inc	1,777,008
9,128		DPL, Inc	211,496
15,152		DTE Energy Co	484,864
116,019		Duke Energy Corp	1,692,717
47,049	*	Dynegy, Inc (Class A)	106,801
29,361		Edison International	923,697
45,843		El Paso Corp	423,131
5,888		Energen Corp	234,931
17,536		Entergy Corp	1,359,391
54,145		Exelon Corp	2,772,764
27,479		FirstEnergy Corp	1,064,811
32,179		FPL Group, Inc	1,829,697
12,491		Great Plains Energy, Inc	194,235
8,165		Hawaiian Electric Industries, Inc	155,625
5,380		Integrys Energy Group, Inc	161,346
16,985		MDU Resources Group, Inc	322,205
10,882	*	Mirant Corp	171,283
6,380		National Fuel Gas Co	230,190
25,512		NiSource, Inc	297,470
16,222		Northeast Utilities	361,913
23,780	*	NRG Energy, Inc	617,329
9,942		NSTAR	319,238
12,088		NV Energy, Inc	130,430
8,514		OGE Energy Corp	241,116
9,660		Oneok, Inc	284,873
19,822		Pepco Holdings, Inc	266,408
33,207		PG&E Corp	1,276,477
9,364		Pinnacle West Capital Corp	282,325
25,152		Progress Energy, Inc	951,500
45,312		Public Service Enterprise Group, Inc	1,478,531
15,430		Questar Corp	479,256
32,135	*	Reliant Energy, Inc	160,996
19,718		Republic Services, Inc	481,316
11,311		SCANA Corp	367,268
22,019		Sempra Energy	1,092,803
70,521		Southern Co	2,197,433
10,296		Southern Union Co	189,343
19,923		TECO Energy, Inc	237,681
9,753		UGI Corp	248,604
7,805		Vectren Corp	182,871
1,916	*	Waste Connections, Inc	49,644
4,567		Waste Management, Inc	128,607
8,239		Westar Energy, Inc	154,646
52,139		Williams Cos, Inc	813,890

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,538		Wisconsin Energy Corp	$429,002
41,066		Xcel Energy, Inc	756,025
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	33,267,317

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.06%
24,116	*	Advanced Micro Devices, Inc	93,329
40,582	*	Atmel Corp	151,371
9,054	*	Avnet, Inc	190,406
3,139		AVX Corp	31,170
7,266	*	Ciena Corp	75,203
11,313		Cooper Industries Ltd (Class A)	351,269
14,562		Eaton Corp	649,611
3,381	*	EchoStar Corp (Class A)	53,893
916	*	Energizer Holdings, Inc	47,852
11,843	*	Fairchild Semiconductor International, Inc	82,783
954,499		General Electric Co	11,186,727
2,240		Harman International Industries, Inc	42,112
2,503		Harris Corp	70,985
9,901	*	Integrated Device Technology, Inc	59,802
192,808		Intel Corp	3,190,972
3,769	*	International Rectifier Corp	55,819
5,687		Intersil Corp (Class A)	71,486
9,820	*	JDS Uniphase Corp	56,170
10,498		L-3 Communications Holdings, Inc	728,351
3,829		Lincoln Electric Holdings, Inc	137,997
58,486	*	LSI Logic Corp	266,696
4,643	*	Marvell Technology Group Ltd	54,045
4,419		Maxim Integrated Products, Inc	69,334
1,449		Microchip Technology, Inc	32,675
63,130	*	Micron Technology, Inc	319,438
10,760		Molex, Inc	167,318
193,804		Motorola, Inc	1,284,921
3,773	*	Novellus Systems, Inc	63,009
20,065	*	PMC - Sierra, Inc	159,717
2,060		Teleflex, Inc	92,350
36,070	*	Tellabs, Inc	206,681
3,371	*	Thomas & Betts Corp	97,287
13,653	*	Vishay Intertechnology, Inc	92,704
6,657		Whirlpool Corp	283,322
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	20,516,805

ENGINEERING AND MANAGEMENT SERVICES - 0.18%
14,455		KBR, Inc	266,550
4,874	*	SAIC, Inc	90,413
1,410	*	Shaw Group, Inc	38,648
6,503	*	URS Corp	322,029
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	717,640

FABRICATED METAL PRODUCTS - 0.79%
5,935		Aptargroup, Inc	200,425
3,406		Ball Corp	153,815
10,467		Commercial Metals Co	167,786

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,150		Crane Co	$47,967
40,460		Illinois Tool Works, Inc	1,510,776
14,430		Parker Hannifin Corp	619,913
6,395		Pentair, Inc	163,840
3,768		Snap-On, Inc	108,292
7,333		Stanley Works	248,149
		TOTAL FABRICATED METAL PRODUCTS	3,220,963

FOOD AND KINDRED PRODUCTS - 3.36%
25,410		Archer Daniels Midland Co	680,226
11,064		Bunge Ltd	666,606
5,832		Campbell Soup Co	171,577
44,650		Coca-Cola Co	2,142,754
4,273		Coca-Cola Enterprises, Inc	71,145
40,311		ConAgra Foods, Inc	768,328
17,729	*	Constellation Brands, Inc (Class A)	224,804
7,081		Corn Products International, Inc	189,700
18,454		Del Monte Foods Co	173,099
22,880	*	Dr Pepper Snapple Group, Inc	484,827
1,189		Flowers Foods, Inc	25,968
17,438		General Mills, Inc	976,877
5,387		H.J. Heinz Co	192,316
5,929		Hershey Co	213,444
5,669		Hormel Foods Corp	195,807
10,346		J.M. Smucker Co	503,436
132,743		Kraft Foods, Inc (Class A)	3,363,708
1,700	*	Mead Johnson Nutrition Co	54,009
10,668		Molson Coors Brewing Co (Class B)	451,576
2,535		Pepsi Bottling Group, Inc	85,784
5,105		PepsiAmericas, Inc	136,865
5,059	*	Ralcorp Holdings, Inc	308,194
15,206		Reynolds American, Inc	587,256
47,145		Sara Lee Corp	460,135
10,398	*	Smithfield Foods, Inc	145,260
26,483		Tyson Foods, Inc (Class A)	333,951
		TOTAL FOOD AND KINDRED PRODUCTS	13,607,652

FOOD STORES - 0.31%
9,228		Kroger Co	203,477
38,392		Safeway, Inc	782,046
19,853		Supervalu, Inc	257,096
1,498	*	Whole Foods Market, Inc	28,432
		TOTAL FOOD STORES	1,271,051

FORESTRY - 0.18%
4,068		Rayonier, Inc	147,872
19,044		Weyerhaeuser Co	579,509
		TOTAL FORESTRY	727,381

FURNITURE AND FIXTURES - 0.10%
3,426		Hill-Rom Holdings, Inc	55,570
3,581	*	Kinetic Concepts, Inc	97,582

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,336		Leggett & Platt, Inc	$81,267
17,115		Masco Corp	163,962
		TOTAL FURNITURE AND FIXTURES	398,381

FURNITURE AND HOME FURNISHINGS STORES - 0.06%
1,778	*	GameStop Corp (Class A)	39,134
9,794		RadioShack Corp	136,724
5,087		Williams-Sonoma, Inc	60,383
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	236,241

GENERAL BUILDING CONTRACTORS - 0.28%
12,027		Centex Corp	101,748
24,995		DR Horton, Inc	233,954
6,376		KB Home	87,224
11,492		Lennar Corp (Class A)	111,357
2,075		MDC Holdings, Inc	62,478
443	*	NVR, Inc	222,559
14,792		Pulte Homes, Inc	130,613
11,549	*	Toll Brothers, Inc	195,987
		TOTAL GENERAL BUILDING CONTRACTORS	1,145,920

GENERAL MERCHANDISE STORES - 0.39%
6,414	*	Big Lots, Inc	134,886
4,068	*	BJ's Wholesale Club, Inc	131,112
20,050		JC Penney Co, Inc	575,635
37,908		Macy's, Inc	445,798
4,484	*	Sears Holdings Corp	298,276
		TOTAL GENERAL MERCHANDISE STORES	1,585,707

HEALTH SERVICES - 0.39%
3,816		AmerisourceBergen Corp	67,696
3,587		Brookdale Senior Living, Inc	34,937
4,150	*	Community Health Systems, Inc	104,788
9,617	*	Coventry Health Care, Inc	179,934
5,242	*	LifePoint Hospitals, Inc	137,603
900	*	Lincare Holdings, Inc	21,168
12,474		McKesson Corp	548,855
6,177		Omnicare, Inc	159,120
2,753	*	Pediatrix Medical Group, Inc	115,984
14,322	*	Tenet Healthcare Corp	40,388
3,824		Universal Health Services, Inc (Class B)	186,802
		TOTAL HEALTH SERVICES	1,597,275

HOLDING AND OTHER INVESTMENT OFFICES - 3.57%
2,840		Alexandria Real Estate Equities, Inc	101,644
13,878		AMB Property Corp	261,045
49,064		Annaly Mortgage Management, Inc	742,830
9,201		Apartment Investment & Management Co (Class A)	81,429
7,109		AvalonBay Communities, Inc	397,677
11,122		Boston Properties, Inc	530,519
11,089		Brandywine Realty Trust	82,613

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,289		BRE Properties, Inc (Class A)	$101,907
5,611		Camden Property Trust	154,864
4,968		Corporate Office Properties Trust	145,711
12,100		Douglas Emmett, Inc	108,779
20,198		Duke Realty Corp	177,136
25,163		Equity Residential	559,373
2,472		Essex Property Trust, Inc	153,833
4,632		Federal Realty Investment Trust	238,641
15,182		HCP, Inc	321,707
4,976		Health Care REIT, Inc	169,682
9,289		Hospitality Properties Trust	110,446
54,939		Host Marriott Corp	460,938
20,445		HRPT Properties Trust	83,007
102,343		iShares Russell 1000 Value Index Fund	4,871,528
33,917		Kimco Realty Corp	340,866
9,782		Liberty Property Trust	225,377
6,740		Macerich Co	118,691
6,894		Mack-Cali Realty Corp	157,183
2,307		Nationwide Health Properties, Inc	59,382
9,753		Plum Creek Timber Co, Inc	290,444
39,965		Prologis	322,118
8,658		Realty Income Corp	189,783
7,095		Regency Centers Corp	247,686
10,864		Senior Housing Properties Trust	177,300
12,308		Simon Property Group, Inc	633,000
6,572		SL Green Realty Corp	150,762
4,792		Taubman Centers, Inc	128,713
13,950		UDR, Inc	144,104
13,894		Ventas, Inc	414,875
27,286		Virgin Media, Inc	255,124
13,747		Vornado Realty Trust	619,027
9,337		Weingarten Realty Investors	135,480
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,465,224

HOTELS AND OTHER LODGING PLACES - 0.28%
5,214		Boyd Gaming Corp	44,319
1,671		Choice Hotels International, Inc	44,465
6,574	*	Las Vegas Sands Corp	51,672
14,185		Marriott International, Inc (Class A)	313,064
9,492	*	MGM Mirage	60,654
14,077		Starwood Hotels & Resorts Worldwide, Inc	312,509
9,037		Wyndham Worldwide Corp	109,528
6,033		Wynn Resorts Ltd	212,965
		TOTAL HOTELS AND OTHER LODGING PLACES	1,149,176

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.41%
8,336	*	AGCO Corp	242,328
119,832		Applied Materials, Inc	1,314,557
5,425		Black & Decker Corp	155,481
22,577	*	Brocade Communications Systems, Inc	176,552
5,248		Bucyrus International, Inc (Class A)	149,883
4,022		Carlisle Cos, Inc	96,689

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
27,122		Caterpillar, Inc	$896,111
12,186		Cummins, Inc	429,069
28,650		Deere & Co	1,144,568
740		Diebold, Inc	19,506
4,749		Dover Corp	157,144
162,569	*	EMC Corp	2,129,653
5,022	*	Gardner Denver, Inc	126,404
2,931		Graco, Inc	64,541
48,572		Hewlett-Packard Co	1,877,308
2,986		IDEX Corp	73,366
4,411		International Game Technology	70,135
14,778		ITT Industries, Inc	657,621
8,493		Jabil Circuit, Inc	63,018
24,108		Johnson Controls, Inc	523,626
1,135		Joy Global, Inc	40,542
6,500		Kennametal, Inc	124,670
7,773	*	Lexmark International, Inc (Class A)	123,202
11,720		Manitowoc Co, Inc	61,647
25,547		Northrop Grumman Corp	1,166,987
4,462	*	Oil States International, Inc	108,025
18,001		Pitney Bowes, Inc	394,762
8,228		Raytheon Co	365,570
10,590	*	SanDisk Corp	155,567
4,401		Seagate Technology, Inc	46,034
4,336		SPX Corp	212,334
2,997	*	Teradata Corp	70,220
8,864	*	Terex Corp	106,988
26,050		Textron, Inc	251,643
8,714		Timken Co	148,835
1,824	*	Western Digital Corp	48,336
900	*	Zebra Technologies Corp (Class A)	21,294
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,814,216

INSTRUMENTS AND RELATED PRODUCTS - 1.39%
88,064	*	Boston Scientific Corp	892,968
4,001		Cooper Cos, Inc	98,945
8,808		Danaher Corp	543,806
1,841		Garmin Ltd	43,853
3,106		Hillenbrand, Inc	51,684
20,857	*	Hologic, Inc	296,795
251	*	Itron, Inc	13,823
15,315		Kla-Tencor Corp	386,704
8,228		PerkinElmer, Inc	143,167
11,503		Rockwell Automation, Inc	369,476
1,142		Roper Industries, Inc	51,744
34,648	*	Thermo Electron Corp	1,412,598
77,949		Xerox Corp	505,110
19,386	*	Zimmer Holdings, Inc	825,844
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,636,517

INSURANCE AGENTS, BROKERS AND SERVICE - 0.59%
24,950		AON Corp	944,857
657		Arthur J. Gallagher & Co	14,020

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,879		Brown & Brown, Inc	$57,378
29,416		Hartford Financial Services Group, Inc	349,168
43,570		Marsh & McLennan Cos, Inc	877,064
710		White Mountains Insurance Group Ltd	162,526
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,405,013

INSURANCE CARRIERS - 5.49%
31,567		Aetna, Inc	790,753
459	*	Alleghany Corp	124,389
4,573		Allied World Assurance Holdings Ltd	186,716
48,338		Allstate Corp	1,179,447
7,277		American Financial Group, Inc	157,038
135,532		American International Group, Inc	157,217
1,435		American National Insurance Co	108,457
4,713	*	Arch Capital Group Ltd	276,088
7,297		Aspen Insurance Holdings Ltd	163,015
11,069		Assurant, Inc	266,652
9,206		Axis Capital Holdings Ltd	241,013
31,735		Chubb Corp	1,265,592
22,949		Cigna Corp	552,841
13,045		Cincinnati Financial Corp	291,556
1,314		CNA Financial Corp	20,328
2,945		Endurance Specialty Holdings Ltd	86,289
806		Erie Indemnity Co (Class A)	28,823
5,549		Everest Re Group Ltd	397,142
18,049		Fidelity National Title Group, Inc (Class A)	244,203
8,477		First American Corp	219,639
22,382		Genworth Financial, Inc (Class A)	156,450
4,255		Hanover Insurance Group, Inc	162,158
10,114		HCC Insurance Holdings, Inc	242,837
9,600	*	Health Net, Inc	149,280
9,573	*	Humana, Inc	308,825
10,806		Leucadia National Corp	227,899
15,960		Lincoln National Corp	274,672
29,163		Loews Corp	799,066
884	*	Markel Corp	249,023
11,921	*	MBIA, Inc	51,618
2,689		Mercury General Corp	89,893
52,018		Metlife, Inc	1,561,060
994		Odyssey Re Holdings Corp	39,740
20,977		Old Republic International Corp	206,623
1,774		OneBeacon Insurance Group Ltd (Class A)	20,738
5,131		PartnerRe Ltd	333,258
55,495		Progressive Corp	838,529
7,997		Protective Life Corp	91,486
18,406		Prudential Financial, Inc	685,071
6,046		Reinsurance Group of America, Inc (Class A)	211,066
5,651		RenaissanceRe Holdings Ltd	262,998
4,382		Stancorp Financial Group, Inc	125,676
7,508		Torchmark Corp	278,096
2,294		Transatlantic Holdings, Inc	99,399

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
52,765		Travelers Cos, Inc	$2,165,476
107,221		UnitedHealth Group, Inc	2,678,381
4,466		Unitrin, Inc	53,681
29,872		UnumProvident Corp	473,770
2,235		Validus Holdings Ltd	49,125
8,136		W.R. Berkley Corp	174,680
40,581	*	WellPoint, Inc	2,065,167
126		Wesco Financial Corp	36,666
30,777		XL Capital Ltd (Class A)	352,704
		TOTAL INSURANCE CARRIERS	22,272,309

JUSTICE, PUBLIC ORDER AND SAFETY - 0.04%
9,053	*	Corrections Corp of America	153,810
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	153,810

METAL MINING - 0.29%
10,678		Cleveland-Cliffs, Inc	261,291
14,745		Freeport-McMoRan Copper & Gold, Inc (Class B)	738,872
2,228		Royal Gold, Inc	92,908
4,185		Southern Copper Corp	85,541
		TOTAL METAL MINING	1,178,612

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
1,692		Armstrong World Industries, Inc	27,901
4,560		Hasbro, Inc	110,534
373	*	Intrepid Potash, Inc	10,474
7,418	*	Jarden Corp	139,087
7,250		Mattel, Inc	116,363
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	404,359

MISCELLANEOUS RETAIL - 0.81%
2,660		Barnes & Noble, Inc	54,876
90,673		CVS Corp	2,889,748
20,228	*	Office Depot, Inc	92,240
49,449	*	Rite Aid Corp	74,668
8,150		Signet Jewelers Ltd	169,683
874		Tiffany & Co	22,165
		TOTAL MISCELLANEOUS RETAIL	3,303,380

MOTION PICTURES - 1.21%
2,340	*	Discovery Communications, Inc (Class C)	48,040
6,524	*	DreamWorks Animation SKG, Inc (Class A)	179,997
2,811	*	Macrovision Solutions Corp	61,308
205,224		News Corp (Class A)	1,869,591
3,499		Regal Entertainment Group (Class A)	46,502
107,127		Time Warner, Inc	2,698,529
		TOTAL MOTION PICTURES	4,903,967

NONDEPOSITORY INSTITUTIONS - 0.89%
74,569		American Express Co	1,732,983
5,629	*	AmeriCredit Corp	76,273

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
29,237		Capital One Financial Corp	$639,706
17,218		CapitalSource, Inc	84,024
60,446		Chimera Investment Corp	210,957
31,670		CIT Group, Inc	68,091
44,561		Discover Financial Services	457,641
32,964	*	SLM Corp	338,540
382		Student Loan Corp	14,210
		TOTAL NONDEPOSITORY INSTITUTIONS	3,622,425

NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
1,285		Compass Minerals International, Inc	70,559
10,142		Vulcan Materials Co	437,121
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	507,680

OIL AND GAS EXTRACTION - 7.31%
45,081		Anadarko Petroleum Corp	2,046,226
30,246		Apache Corp	2,182,248
732	*	Atwood Oceanics, Inc	18,234
27,911		Baker Hughes, Inc	1,017,077
26,394		BJ Services Co	359,750
9,337		Cabot Oil & Gas Corp	286,086
56,385		Chesapeake Energy Corp	1,118,115
7,819		Cimarex Energy Co	221,590
3,850	*	Comstock Resources, Inc	127,243
6,785	*	Concho Resources, Inc	194,662
1,438	*	Continental Resources, Inc	39,905
22,431	*	Denbury Resources, Inc	330,409
40,057		Devon Energy Corp	2,183,106
4,755	*	Encore Acquisition Co	146,692
9,131		ENSCO International, Inc	318,398
22,558		EOG Resources, Inc	1,532,139
1,484	*	EXCO Resources, Inc	19,173
3,026	*	Exterran Holdings, Inc	48,537
6,353	*	Forest Oil Corp	94,787
80,861		Halliburton Co	1,673,823
8,364	*	Helix Energy Solutions Group, Inc	90,917
6,558		Helmerich & Payne, Inc	202,445
1,639	*	Mariner Energy, Inc	19,258
25,522	*	Nabors Industries Ltd	397,633
37,690	*	National Oilwell Varco, Inc	1,230,955
11,952	*	Newfield Exploration Co	390,472
15,624		Noble Energy, Inc	921,347
72,807		Occidental Petroleum Corp	4,791,428
11,819		Patterson-UTI Energy, Inc	151,992
10,268		Pioneer Natural Resources Co	261,834
4,935	*	Plains Exploration & Production Co	135,022
8,289	*	Pride International, Inc	207,722
12,033		Range Resources Corp	498,287
8,390		Rowan Cos, Inc	162,095
58,879		Schlumberger Ltd	3,185,942
1,953	*	SEACOR Holdings, Inc	146,944
8,009		Smith International, Inc	206,232

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,241		St. Mary Land & Exploration Co	$88,510
7,044	*	Superior Energy Services	121,650
4,719		Tidewater, Inc	202,304
3,685	*	Unit Corp	101,595
4,585	*	Whiting Petroleum Corp	161,209
52,254		XTO Energy, Inc	1,992,968
		TOTAL OIL AND GAS EXTRACTION	29,626,961

PAPER AND ALLIED PRODUCTS - 0.48%
9,266		Bemis Co	233,503
2,731		Greif, Inc (Class A)	120,765
39,705		International Paper Co	600,736
4,853		Kimberly-Clark Corp	254,443
16,217		MeadWestvaco Corp	266,121
7,706		Packaging Corp of America	124,837
9,028		Sonoco Products Co	216,221
9,590		Temple-Inland, Inc	125,821
		TOTAL PAPER AND ALLIED PRODUCTS	1,942,447

PERSONAL SERVICES - 0.10%
9,713		Cintas Corp	221,845
24,298		Service Corp International	133,153
2,712		Weight Watchers International, Inc	69,888
		TOTAL PERSONAL SERVICES	424,886

PETROLEUM AND COAL PRODUCTS - 11.37%
6,240		Ashland, Inc	175,032
180,691		Chevron Corp	11,970,779
133,541		ConocoPhillips	5,616,734
326,577	d	Exxon Mobil Corp	22,830,997
2,035		Frontier Oil Corp	26,679
26,178		Hess Corp	1,407,068
63,790		Marathon Oil Corp	1,921,993
17,195		Murphy Oil Corp	934,032
11,212	*	SandRidge Energy, Inc	95,526
10,454		Sunoco, Inc	242,533
7,406		Tesoro Corp	94,278
46,557		Valero Energy Corp	786,348
		TOTAL PETROLEUM AND COAL PRODUCTS	46,101,999

PIPELINES, EXCEPT NATURAL GAS - 0.24%
58,132		Spectra Energy Corp	983,593
		TOTAL PIPELINES, EXCEPT NATURAL GAS	983,593

PRIMARY METAL INDUSTRIES - 0.98%
9,844		AK Steel Holding Corp	188,906
47,022		Alcoa, Inc	485,737
8,833		Allegheny Technologies, Inc	308,537
4,081		Carpenter Technology Corp	84,926
7,493	*	CommScope, Inc	196,766
20,456		Corning, Inc	328,523

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,685	*	General Cable Corp	$176,062
4,462		Hubbell, Inc (Class B)	143,052
28,327		Nucor Corp	1,258,569
434		Schnitzer Steel Industries, Inc (Class A)	22,941
16,424		Steel Dynamics, Inc	241,926
6,532		Titanium Metals Corp	60,029
12,827		United States Steel Corp	458,437
		TOTAL PRIMARY METAL INDUSTRIES	3,954,411

PRINTING AND PUBLISHING - 0.14%
20,974		Gannett Co, Inc	74,877
3,228		Meredith Corp	82,475
8,733		New York Times Co (Class A)	48,119
13,731		R.R. Donnelley & Sons Co	159,554
556		Washington Post Co (Class B)	195,813
		TOTAL PRINTING AND PUBLISHING	560,838

RAILROAD TRANSPORTATION - 1.29%
23,688		Burlington Northern Santa Fe Corp	1,742,015
35,191		CSX Corp	1,218,664
4,416	*	Kansas City Southern Industries, Inc	71,142
28,655		Norfolk Southern Corp	1,079,434
21,312		Union Pacific Corp	1,109,503
		TOTAL RAILROAD TRANSPORTATION	5,220,758

REAL ESTATE - 0.04%
9,861		Forest City Enterprises, Inc (Class A)	65,083
3,375		Jones Lang LaSalle, Inc	110,463
		TOTAL REAL ESTATE	175,546

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
20,977		Newell Rubbermaid, Inc	218,371
14,889		Sealed Air Corp	274,702
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	493,073

SECURITY AND COMMODITY BROKERS - 3.38%
18,296		Ameriprise Financial, Inc	444,044
1,201		BlackRock, Inc	210,679
4,779		Broadridge Financial Solutions, Inc	79,236
5,634		CME Group, Inc	1,752,794
538		Federated Investors, Inc (Class B)	12,960
7,470		Franklin Resources, Inc	537,915
42,544		Goldman Sachs Group, Inc	6,272,687
3,670	*	Interactive Brokers Group, Inc (Class A)	56,995
34,461		Invesco Ltd	614,095
3,580	*	Investment Technology Group, Inc	72,996
834		Janus Capital Group, Inc	9,508
2,543	*	Jefferies Group, Inc	54,242
12,883		Legg Mason, Inc	314,088
88,063		Morgan Stanley	2,510,676
6,793	*	Nasdaq Stock Market, Inc	144,759

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
17,395		NYSE Euronext	$474,014
9,358		Raymond James Financial, Inc	161,051
		TOTAL SECURITY AND COMMODITY BROKERS	13,722,739

SPECIAL TRADE CONTRACTORS - 0.10%
17,735	*	Quanta Services, Inc	410,211
		TOTAL SPECIAL TRADE CONTRACTORS	410,211

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
2,470		Martin Marietta Materials, Inc	194,834
4,318	*	Owens Corning, Inc	55,184
2,844	*	Owens-Illinois, Inc	79,660
3,383	*	USG Corp	34,067
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	363,745

TEXTILE MILL PRODUCTS - 0.05%
5,152	*	Mohawk Industries, Inc	183,823
		TOTAL TEXTILE MILL PRODUCTS	183,823

TOBACCO PRODUCTS - 0.15%
13,537		Fortune Brands, Inc	470,275
1,776		Lorillard, Inc	120,360
		TOTAL TOBACCO PRODUCTS	590,635

TRANSPORTATION BY AIR - 0.46%
28,062		FedEx Corp	1,560,808
45,957		Southwest Airlines Co	309,291
		TOTAL TRANSPORTATION BY AIR	1,870,099

TRANSPORTATION EQUIPMENT - 1.92%
7,544		Autoliv, Inc	217,041
4,375	*	BE Aerospace, Inc	62,825
60,092		Boeing Co	2,553,909
1,308	*	Federal Mogul Corp (Class A)	12,361
282,220	*	Ford Motor Co	1,713,075
28,266		General Dynamics Corp	1,565,654
14,377		Genuine Parts Co	482,492
21,019		Harley-Davidson, Inc	340,718
1,955		Harsco Corp	55,327
6,723		Oshkosh Truck Corp	97,752
2,452		Paccar, Inc	79,715
6,529	*	Spirit Aerosystems Holdings, Inc (Class A)	89,708
1,594		Thor Industries, Inc	29,282
7,580		Trinity Industries, Inc	103,240
3,708	*	TRW Automotive Holdings Corp	41,900
6,184		United Technologies Corp	321,321
		TOTAL TRANSPORTATION EQUIPMENT	7,766,320

TRANSPORTATION SERVICES - 0.02%
2,420		GATX Corp	62,242

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,400		UTI Worldwide, Inc	$15,960
		TOTAL TRANSPORTATION SERVICES	78,202

TRUCKING AND WAREHOUSING - 0.03%
3,128		Con-way, Inc	110,450
		TOTAL TRUCKING AND WAREHOUSING	110,450

WATER TRANSPORTATION - 0.27%
3,499		Alexander & Baldwin, Inc	82,017
21,561		Carnival Corp	555,626
4,391		Frontline Ltd	106,965
3,702	*	Kirby Corp	117,686
2,149		Overseas Shipholding Group, Inc	73,152
8,194		Royal Caribbean Cruises Ltd	110,947
2,124		Teekay Corp	44,668
		TOTAL WATER TRANSPORTATION	1,091,061

WHOLESALE TRADE-DURABLE GOODS - 0.21%
6,314	*	Arrow Electronics, Inc	134,109
1,015		BorgWarner, Inc	34,662
15,313	*	Ingram Micro, Inc (Class A)	267,979
5,675		Reliance Steel & Aluminum Co	217,863
4,221	*	Tech Data Corp	138,069
1,812	*	WESCO International, Inc	45,372
		TOTAL WHOLESALE TRADE-DURABLE GOODS	838,054

WHOLESALE TRADE-NONDURABLE GOODS - 0.42%
7,305		Airgas, Inc	296,072
1,436		Brown-Forman Corp (Class B)	61,719
32,450		Cardinal Health, Inc	991,348
3,988	*	Central European Distribution Corp	105,961
10,570	*	Endo Pharmaceuticals Holdings, Inc	189,414
2,730		Terra Industries, Inc	66,121
1,100		Valhi, Inc	8,173
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,718,808

		TOTAL COMMON STOCKS	403,882,222
		(Cost $575,411,548)

		TOTAL INVESTMENTS - 99.62%	403,882,222
		(Cost $575,411,548)
		OTHER ASSETS AND LIABILITIES, NET - 0.38%	1,542,743
		NET ASSETS - 100.00%	$405,424,965

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $81,026.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.98%

AGRICULTURAL PRODUCTION-CROPS - 0.01%
5,158	*	Chiquita Brands International, Inc	$52,921
406		Griffin Land & Nurseries, Inc (Class A)	12,700
		TOTAL AGRICULTURAL PRODUCTION-CROPS	65,621

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
1,783		Cal-Maine Foods, Inc	44,504
45		Seaboard Corp	50,490
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	94,994

AGRICULTURAL SERVICES - 0.00%**
1,229	*	Cadiz, Inc	11,835
1,132		Calavo Growers, Inc	22,448
		TOTAL AGRICULTURAL SERVICES	34,283

AMUSEMENT AND RECREATION SERVICES - 0.61%
7,056	*	Bally Technologies, Inc	211,116
1,228		Churchill Downs, Inc	41,334
1,156		Dover Downs Gaming & Entertainment, Inc	5,375
41,833	*	Electronic Arts, Inc	908,613
4,072		International Speedway Corp (Class A)	104,284
2,461	*	Lakes Entertainment, Inc	7,162
5,202	*	Life Time Fitness, Inc	104,092
10,888	*	Live Nation, Inc	52,916
3,462	*	Multimedia Games, Inc	17,172
8,685	*	Penn National Gaming, Inc	252,820
7,662	*	Pinnacle Entertainment, Inc	71,180
1,944		Speedway Motorsports, Inc	26,749
4,032	*	Ticketmaster	25,885
1,639	*	Town Sports International Holdings, Inc	6,146
241,185		Walt Disney Co	5,626,846
5,014	*	Warner Music Group Corp	29,332
5,811	*	WMS Industries, Inc	183,105
4,476		World Wrestling Entertainment, Inc (Class A)	56,219
3,845	*	Youbet.com, Inc	12,689
		TOTAL AMUSEMENT AND RECREATION SERVICES	7,743,035

APPAREL AND ACCESSORY STORES - 0.60%
11,391		Abercrombie & Fitch Co (Class A)	289,217
8,750	*	Aeropostale, Inc	299,863
6,389	*	American Apparel, Inc	23,256
21,814		American Eagle Outfitters, Inc	309,104
6,852	*	AnnTaylor Stores Corp	54,679
4,038		Bebe Stores, Inc	27,781
5,717		Brown Shoe Co, Inc	41,391

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,222		Buckle, Inc	$102,363
7,460	*	Carter's, Inc	183,591
3,184		Cato Corp (Class A)	55,529
2,854	*	Charlotte Russe Holding, Inc	36,760
16,258	*	Charming Shoppes, Inc	60,480
22,932	*	Chico's FAS, Inc	223,128
3,097	*	Children's Place Retail Stores, Inc	81,854
4,003		Christopher & Banks Corp	26,860
1,882	*	Citi Trends, Inc	48,706
8,663	*	Collective Brands, Inc	126,220
637	*	Destination Maternity Corp	10,625
5,364	*	Dress Barn, Inc	76,705
1,563	*	DSW, Inc (Class A)	15,396
5,452		Finish Line, Inc (Class A)	40,454
20,037		Foot Locker, Inc	209,787
62,430		Gap, Inc	1,023,852
12,272	*	Hanesbrands, Inc	184,203
7,316	*	Hot Topic, Inc	53,480
6,524	*	J Crew Group, Inc	176,278
2,631	*	JOS A Bank Clothiers, Inc	90,664
39,572	*	Kohl's Corp	1,691,702
34,300		Limited Brands, Inc	410,571
4,007	*	New York & Co, Inc	12,382
21,425		Nordstrom, Inc	426,143
7,321	*	Pacific Sunwear Of California, Inc	24,672
16,458		Ross Stores, Inc	635,279
677	*	Shoe Carnival, Inc	8,077
4,465		Stage Stores, Inc	49,562
2,472		Talbots, Inc	13,349
4,734	*	Tween Brands, Inc	31,623
4,291	*	Under Armour, Inc (Class A)	96,033
16,578	*	Urban Outfitters, Inc	345,983
14,690	*	Wet Seal, Inc (Class A)	45,098
		TOTAL APPAREL AND ACCESSORY STORES	7,662,700

APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
1,435		Columbia Sportswear Co	44,370
1,373	*	G-III Apparel Group Ltd	15,776
7,551		Guess ?, Inc	194,665
3,795	*	Gymboree Corp	134,647
11,188		Jones Apparel Group, Inc	120,047
14,757		Liz Claiborne, Inc	42,500
5,120	*	Lululemon Athletica, Inc	66,714
3,770	*	Maidenform Brands, Inc	43,242
46,724		Nike, Inc (Class B)	2,419,369
6,714		Phillips-Van Heusen Corp	192,625
6,989		Polo Ralph Lauren Corp (Class A)	374,191
19,824	*	Quiksilver, Inc	36,674
3,556	*	True Religion Apparel, Inc	79,299
11,301		VF Corp	625,510
5,846	*	Warnaco Group, Inc	189,410
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,579,039

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.05%
1,027	*	Amerco, Inc	$38,153
3,281	*	Dollar Thrifty Automotive Group, Inc	45,770
24,212	*	Hertz Global Holdings, Inc	193,454
1,859	*	Midas, Inc	19,482
2,494		Monro Muffler, Inc	64,121
7,269		Ryder System, Inc	202,950
655	*	Standard Parking Corp	10,670
4,999	*	Wright Express Corp	127,325
		TOTAL AUTO REPAIR, SERVICES AND PARKING	701,925

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
12,360		Advance Auto Parts	512,816
1,107	*	America's Car-Mart, Inc	22,694
4,858		Asbury Automotive Group, Inc	49,746
9,434	*	Autonation, Inc	163,680
4,164	*	Autozone, Inc	629,222
28,613	*	Carmax, Inc	420,611
8,658	*	Copart, Inc	300,173
2,205	*	Lithia Motors, Inc (Class A)	20,374
17,598	*	O'Reilly Automotive, Inc	670,131
4,582		Penske Auto Group, Inc	76,244
4,447	*	Rush Enterprises, Inc (Class A)	51,808
3,416		Sonic Automotive, Inc (Class A)	34,707
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,952,206

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.74%
1,660	*	Builders FirstSource, Inc	6,906
17,048		Fastenal Co	565,482
220,302		Home Depot, Inc	5,205,737
191,220		Lowe's Cos, Inc	3,711,580
1,833	*	Lumber Liquidators, Inc	28,888
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,518,593

BUSINESS SERVICES - 7.91%
50,225	*	3Com Corp	236,560
2,306	*	3D Systems Corp	16,626
6,016		Aaron Rents, Inc	179,397
5,943		ABM Industries, Inc	107,390
4,220	*	Acacia Research (Acacia Technologies)	33,211
5,152	*	ACI Worldwide, Inc	71,922
5,931	*	ActivIdentity Corp	15,005
72,535	*	Activision Blizzard, Inc	916,117
5,201	*	Actuate Corp	24,861
8,820		Acxiom Corp	77,881
2,891		Administaff, Inc	67,274
68,155	*	Adobe Systems, Inc	1,928,786
1,847	*	Advent Software, Inc	60,563
11,645	*	Affiliated Computer Services, Inc (Class A)	517,271
6,340		Aircastle Ltd	46,599
22,428	*	Akamai Technologies, Inc	430,169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,550	*	Alliance Data Systems Corp	$310,985
25,435	*	Amdocs Ltd	545,581
4,199	*	American Reprographics Co	34,936
2,477		American Software, Inc (Class A)	14,268
4,375	*	AMICAS, Inc	12,163
4,551	*	AMN Healthcare Services, Inc	29,035
11,367	*	Ansys, Inc	354,196
3,422	*	APAC Customer Services, Inc	17,555
3,227		Arbitron, Inc	51,277
2,403	*	ArcSight, Inc	42,701
11,758	*	Ariba, Inc	115,699
17,423	*	Art Technology Group, Inc	66,207
1,920	*	Asset Acceptance Capital Corp	14,765
4,350	*	athenahealth, Inc	160,994
29,651	*	Autodesk, Inc	562,776
65,466		Automatic Data Processing, Inc	2,320,116
13,896	*	Avis Budget Group, Inc	78,512
5,429	*	Avocent Corp	75,789
1,445	*	Bankrate, Inc	36,472
1,044		Barrett Business Services, Inc	10,962
6,174		BGC Partners, Inc (Class A)	23,399
5,683		Blackbaud, Inc	88,371
4,359	*	Blackboard, Inc	125,801
5,148	*	Blue Coat Systems, Inc	85,148
24,001	*	BMC Software, Inc	810,994
3,261	*	Bottomline Technologies, Inc	29,382
11,690	*	BPZ Energy, Inc	57,165
6,283		Brady Corp (Class A)	157,829
5,872		Brink's Co	170,464
5,933	*	Brink's Home Security Holdings, Inc	167,963
50,111		CA, Inc	873,435
3,848	*	CACI International, Inc (Class A)	164,348
33,680	*	Cadence Design Systems, Inc	198,712
4,397	*	CAI International, Inc	22,425
3,314	*	Callidus Software, Inc	9,445
1,948	*	Capella Education Co	116,783
4,718	*	Cavium Networks, Inc	79,310
5,729	*	CBIZ, Inc	40,790
8,775	*	Cerner Corp	546,595
3,010	*	Chordiant Software, Inc	10,926
8,966	*	Ciber, Inc	27,795
23,651	*	Citrix Systems, Inc	754,230
4,845	*	Clear Channel Outdoor Holdings, Inc (Class A)	25,679
1,190	*	Clinical Data, Inc	13,114
5,861	*	Cogent Communications Group, Inc	47,767
5,264	*	Cogent, Inc	56,483
5,105		Cognex Corp	72,134
37,700	*	Cognizant Technology Solutions Corp (Class A)	1,006,590
5,497	*	Commvault Systems, Inc	91,140
2,725		Compass Diversified Trust	22,045
2,786	*	Compellent Technologies, Inc	42,487
1,794		Computer Programs & Systems, Inc	68,728

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
19,549	*	Computer Sciences Corp	$866,021
1,871	*	Computer Task Group, Inc	11,413
30,443	*	Compuware Corp	208,839
1,291	*	COMSYS IT Partners, Inc	7,552
5,175	*	Concur Technologies, Inc	160,839
3,121	*	Constant Contact, Inc	61,921
13,147	*	Convergys Corp	122,004
2,579	*	CoStar Group, Inc	102,825
4,368	*	CSG Systems International, Inc	57,832
9,087	*	Cybersource Corp	139,031
6,148	*	Data Domain, Inc	205,036
4,697	*	DealerTrack Holdings, Inc	79,849
3,070	*	Deltek, Inc	13,324
6,239		Deluxe Corp	79,922
2,577	*	Dice Holdings, Inc	11,983
5,095	*	Digital River, Inc	185,050
3,290	*	DivX, Inc	18,062
1,756	*	Double-Take Software, Inc	15,189
4,982	*	DST Systems, Inc	184,085
1,140	*	Dynamics Research Corp	11,411
3,452	*	DynCorp International, Inc (Class A)	57,959
14,721	*	Earthlink, Inc	109,083
145,215	*	eBay, Inc	2,487,532
711	*	Ebix, Inc	22,269
4,143	*	Echelon Corp	35,133
7,488	*	Eclipsys Corp	133,137
1,833		Electro Rent Corp	17,395
6,726	*	Electronics for Imaging, Inc	71,699
892	*	eLoyalty Corp	7,029
7,001	*	Entrust, Inc	12,672
6,019	*	Epicor Software Corp	31,901
4,863	*	EPIQ Systems, Inc	74,647
16,400		Equifax, Inc	428,040
11,329	*	Evergreen Energy, Inc	11,102
2,092	*	ExlService Holdings, Inc	23,451
24,217	*	Expedia, Inc	365,919
10,315	*	F5 Networks, Inc	356,796
5,375		Factset Research Systems, Inc	268,051
5,966		Fair Isaac Corp	92,234
4,355	*	FalconStor Software, Inc	20,686
24,756		Fidelity National Information Services, Inc	494,130
1,134	*	First Advantage Corp (Class A)	17,248
20,204	*	Fiserv, Inc	923,322
2,430	*	Forrester Research, Inc	59,657
7,691	*	Gartner, Inc	117,365
4,486	*	Global Cash Access, Inc	35,709
1,775	*	Global Sources Ltd	12,798
31,102	*	Google, Inc (Class A)	13,112,291
2,089	*	GSE Systems, Inc	14,101
3,588	*	H&E Equipment Services, Inc	33,548
4,601	*	Hackett Group, Inc	10,720
5,594		Healthcare Services Group	100,021

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,854		Heartland Payment Systems, Inc	$46,453
595	*	HeartWare International, Inc	16,606
2,279		Heidrick & Struggles International, Inc	41,592
14,021	*	HLTH Corp	183,675
3,514	*	HMS Holdings Corp	143,090
2,111	*	i2 Technologies, Inc	26,493
556	*	ICT Group, Inc	4,854
1,992		iGate Corp	13,187
6,194	*	IHS, Inc (Class A)	308,895
23,328		IMS Health, Inc	296,265
3,451		infoGROUP, Inc	19,705
11,249	*	Informatica Corp	193,370
4,538		Infospace, Inc	30,087
3,531	*	Innerworkings, Inc	16,772
2,887	*	Innodata Isogen, Inc	12,645
2,229	*	Integral Systems, Inc	18,545
4,981		Interactive Data Corp	115,260
1,357	*	Interactive Intelligence, Inc	16,637
7,358	*	Internap Network Services Corp	25,679
3,584	*	Internet Brands, Inc (Class A)	25,088
4,866	*	Internet Capital Group, Inc	32,748
61,987	*	Interpublic Group of Cos, Inc	313,034
41,375	*	Intuit, Inc	1,165,120
4,301	*	inVentiv Health, Inc	58,193
6,252	*	Ipass, Inc	10,003
23,419	*	Iron Mountain, Inc	673,296
10,903		Jack Henry & Associates, Inc	226,237
3,401	*	JDA Software Group, Inc	50,879
67,923	*	Juniper Networks, Inc	1,602,983
3,451		Kelly Services, Inc (Class A)	37,788
2,518	*	Kenexa Corp	29,133
1,540	*	Keynote Systems, Inc	11,766
3,295	*	Kforce, Inc	27,250
3,834	*	Knot, Inc	30,212
6,410	*	Korn/Ferry International	68,202
7,674	*	Lamar Advertising Co (Class A)	117,182
17,847	*	Lawson Software, Inc	99,586
6,364	*	Limelight Networks, Inc	28,002
7,576	*	Lionbridge Technologies	13,940
1,553	*	Liquidity Services, Inc	15,313
5,298	*	Liveperson, Inc	21,192
3,886	*	Manhattan Associates, Inc	70,803
10,087		Manpower, Inc	427,084
2,734	*	Mantech International Corp (Class A)	117,671
4,509		Marchex, Inc (Class B)	15,195
11,058		Mastercard, Inc (Class A)	1,850,113
20,062	*	McAfee, Inc	846,416
12,324	*	Mentor Graphics Corp	67,412
1,001,905		Microsoft Corp	23,815,281
1,180	*	MicroStrategy, Inc (Class A)	59,260
5,701	*	ModusLink Global Solutions, Inc	39,109
10,660	*	MoneyGram International, Inc	18,975

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,915	*	Monotype Imaging Holdings, Inc	$19,851
16,315	*	Monster Worldwide, Inc	192,680
24,362		Moody's Corp	641,939
21,523	*	Move, Inc	46,490
11,358	*	MPS Group, Inc	86,775
5,889	*	MSC Software Corp	39,221
739	*	NCI, Inc (Class A)	22,480
20,545	*	NCR Corp	243,047
3,723	*	Ness Technologies, Inc	14,557
5,391	*	NetFlix, Inc	222,864
3,378	*	Netscout Systems, Inc	31,686
2,162	*	NetSuite, Inc	25,533
3,837	*	Network Equipment Technologies, Inc	16,346
6,586		NIC, Inc	44,587
44,773	*	Novell, Inc	202,822
28,112	*	Nuance Communications, Inc	339,874
40,383		Omnicom Group, Inc	1,275,295
8,510	*	Omniture, Inc	106,886
4,672	*	On Assignment, Inc	18,268
2,235	*	Online Resources Corp	13,946
404	*	OpenTable, Inc	12,189
9,429	*	OpenTV Corp (Class A)	12,446
1,902		Opnet Technologies, Inc	17,422
496,411		Oracle Corp	10,633,123
15,069	*	Parametric Technology Corp	176,157
2,257		PC-Tel, Inc	12,075
1,917		Pegasystems, Inc	50,570
3,115	*	Perficient, Inc	21,774
11,260	*	Perot Systems Corp (Class A)	161,356
2,058	*	Pervasive Software, Inc	12,533
5,720	*	Phase Forward, Inc	86,429
3,088	*	Phoenix Technologies Ltd	8,368
1,918	*	Portfolio Recovery Associates, Inc	74,284
7,736	*	Premiere Global Services, Inc	83,858
5,631	*	Progress Software Corp	119,208
2,488	*	PROS Holdings, Inc	20,203
1,629		QAD, Inc	5,294
2,955		Quality Systems, Inc	168,317
8,582	*	Quest Software, Inc	119,633
8,634	*	Rackspace Hosting, Inc	119,667
3,564	*	Radiant Systems, Inc	29,581
3,069	*	Radisys Corp	27,652
9,251	*	Raser Technologies, Inc	25,903
10,668	*	RealNetworks, Inc	31,897
24,533	*	Red Hat, Inc	493,849
905		Renaissance Learning, Inc	8,335
8,275	*	Rent-A-Center, Inc	147,543
2,579	*	Rewards Network, Inc	9,749
3,111	*	RightNow Technologies, Inc	36,710
2,823	*	Riskmetrics Group Inc	49,854
19,800		Robert Half International, Inc	467,676
5,749		Rollins, Inc	99,515

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
813	*	Rosetta Stone, Inc	$22,309
6,393	*	RSC Holdings, Inc	42,961
6,583	*	S1 Corp	45,423
3,078	*	Saba Software, Inc	11,850
14,011	*	Salesforce.com, Inc	534,800
11,021	*	Sapient Corp	69,322
3,435	*	Smith Micro Software, Inc	33,732
3,902	*	Sohu.com, Inc	245,163
1,544	*	SolarWinds, Inc	25,461
5,780	*	SonicWALL, Inc	31,674
26,166	*	Sonus Networks, Inc	42,127
9,227		Sotheby's (Class A)	130,193
2,848	*	Sourcefire, Inc	35,287
6,485	*	Spherion Corp	26,718
2,714	*	SPSS, Inc	90,566
5,032	*	SRA International, Inc (Class A)	88,362
1,632	*	StarTek, Inc	13,089
2,680	*	Stratasys, Inc	29,453
4,782	*	SuccessFactors, Inc	43,899
4,116	*	SumTotal Systems, Inc	19,798
97,136	*	Sun Microsystems, Inc	895,594
5,101	*	Support.com, Inc	11,120
10,554	*	Sybase, Inc	330,762
4,523	*	SYKES Enterprises, Inc	81,821
106,587	*	Symantec Corp	1,658,494
2,979	*	Synchronoss Technologies, Inc	36,552
2,335	*	SYNNEX Corp	58,352
18,772	*	Synopsys, Inc	366,242
1,994		Syntel, Inc	62,691
10,406		Take-Two Interactive Software, Inc	98,545
1,727		TAL International Group, Inc	18,824
4,056	*	Taleo Corp (Class A)	74,103
1,516	*	TechTarget, Inc	6,064
4,814	*	TeleTech Holdings, Inc	72,932
1,091		Textainer Group Holdings Ltd	12,536
8,859	*	THQ, Inc	63,430
22,803	*	TIBCO Software, Inc	163,498
2,223	*	Tier Technologies, Inc	17,073
3,251	*	TNS, Inc	60,956
21,068		Total System Services, Inc	282,101
3,576	*	TradeStation Group, Inc	30,253
740	*	Travelzoo, Inc	8,103
7,240	*	TrueBlue, Inc	60,816
3,097	*	Ultimate Software Group, Inc	75,071
1,952	*	Unica Corp	10,697
45,764	*	Unisys Corp	69,104
10,775		United Online, Inc	70,145
8,678	*	United Rentals, Inc	56,320
10,763	*	Valueclick, Inc	113,227
3,329	*	Vasco Data Security International	24,335
24,725	*	VeriSign, Inc	456,918
3,315		Viad Corp	57,084

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,739	*	Vignette Corp	$36,018
1,678	*	Virtusa Corp	13,474
58,362		Visa, Inc (Class A)	3,633,619
6,614	*	VMware, Inc (Class A)	180,364
1,826	*	Vocus, Inc	36,082
1,051	*	Volt Information Sciences, Inc	6,590
891	*	WebMD Health Corp (Class A)	26,659
5,420	*	Websense, Inc	96,693
3,067	*	Website Pros, Inc	17,267
8,859	*	Wind River Systems, Inc	101,524
154,770	*	Yahoo!, Inc	2,423,697
		TOTAL BUSINESS SERVICES	101,712,461

CHEMICALS AND ALLIED PRODUCTS - 12.51%
200,717		Abbott Laboratories	9,441,728
936	*	Abraxis Bioscience, Inc	34,501
4,766	*	Acorda Therapeutics, Inc	134,354
1,501	*	Acura Pharmaceuticals, Inc	8,976
5,174	*	Adolor Corp	9,106
27,189		Air Products & Chemicals, Inc	1,756,138
2,549	*	Albany Molecular Research, Inc	21,386
11,806		Albemarle Corp	301,879
11,292		Alberto-Culver Co	287,156
10,580	*	Alexion Pharmaceuticals, Inc	435,050
12,096	*	Alkermes, Inc	130,879
7,557	*	Allos Therapeutics, Inc	62,648
4,459	*	Alnylam Pharmaceuticals, Inc	99,302
2,208	*	AMAG Pharmaceuticals, Inc	120,711
6,983	*	American Oriental Bioengineering, Inc	36,940
3,548		American Vanguard Corp	40,092
131,810	*	Amgen, Inc	6,978,021
1,953	*	Amicus Therapeutics, Inc	22,362
3,025		Arch Chemicals, Inc	74,385
1,822	*	Ardea Biosciences, Inc	28,678
10,496	*	Arena Pharmaceuticals, Inc	52,375
5,311	*	Arqule, Inc	32,610
4,906	*	Array Biopharma, Inc	15,405
2,627	*	ARYx Therapeutics, Inc	10,850
5,558	*	Auxilium Pharmaceuticals, Inc	174,410
8,010	*	AVANIR Pharmaceuticals, Inc	17,782
14,507		Avery Dennison Corp	372,540
10,080	*	AVI BioPharma, Inc	15,926
55,708		Avon Products, Inc	1,436,152
3,051		Balchem Corp	74,811
2,736	*	BioCryst Pharmaceuticals, Inc	11,026
1,225	*	Biodel, Inc	6,321
1,178	*	BioDelivery Sciences International, Inc	7,857
37,526	*	Biogen Idec, Inc	1,694,299
12,593	*	BioMarin Pharmaceuticals, Inc	196,577
1,263	*	BioMimetic Therapeutics, Inc	11,670
489	*	Biospecifics Technologies Corp	11,653
257,162		Bristol-Myers Squibb Co	5,222,959

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,534		Cabot Corp	$107,358
4,144	*	Cadence Pharmaceuticals, Inc	41,399
6,605	*	Calgon Carbon Corp	91,743
2,815	*	Cambrex Corp	11,598
1,551	*	Caraco Pharmaceutical Laboratories Ltd	4,762
1,227	*	Cardiovascular Systems, Inc	9,460
18,498		Celanese Corp (Series A)	439,328
59,790	*	Celgene Corp	2,860,353
60,427	*	Cell Therapeutics, Inc	103,934
1,712	*	Celldex Therapeutics, Inc	13,388
9,452	*	Cephalon, Inc	535,456
6,041		CF Industries Holdings, Inc	447,880
8,667	*	Charles River Laboratories International, Inc	292,511
783		Chase Corp	9,318
2,531	*	Chattem, Inc	172,361
5,493	*	China Precision Steel, Inc	13,623
964	*	China-Biotics, Inc	10,392
9,101		Church & Dwight Co, Inc	494,275
18,014		Clorox Co	1,005,722
64,882		Colgate-Palmolive Co	4,589,753
859	*	Cornerstone Therapeutics, Inc	9,432
2,002	*	Cougar Biotechnology, Inc	86,006
7,314	*	Cubist Pharmaceuticals, Inc	134,066
8,112	*	Curis, Inc	12,898
5,131	*	Cypress Bioscience, Inc	48,334
6,144		Cytec Industries, Inc	114,401
5,699	*	Cytokinetics, Inc	16,128
2,308	*	Cytori Therapeutics, Inc	8,332
14,996	*	Dendreon Corp	372,651
22,234	*	Discovery Laboratories, Inc	22,901
144,418		Dow Chemical Co	2,330,906
117,358		Du Pont (E.I.) de Nemours & Co	3,006,711
10,480	*	Durect Corp	24,942
9,423		Eastman Chemical Co	357,132
30,562		Ecolab, Inc	1,191,612
131,613		Eli Lilly & Co	4,559,073
3,346	*	Elizabeth Arden, Inc	29,211
2,563	*	Emergent Biosolutions, Inc	36,728
5,926	*	Enzon Pharmaceuticals, Inc	46,638
14,015		Estee Lauder Cos (Class A)	457,870
2,687	*	Facet Biotech Corp	24,962
1,969	*	Female Health Co	9,451
9,029		Ferro Corp	24,830
9,426		FMC Corp	445,850
39,185	*	Forest Laboratories, Inc	983,935
35,035	*	Genzyme Corp	1,950,398
11,068	*	Geron Corp	84,892
117,869	*	Gilead Sciences, Inc	5,520,983
1,944	*	GTx, Inc	17,943
6,097		H.B. Fuller Co	114,441
8,194	*	Halozyme Therapeutics, Inc	57,112
1,153		Hawkins, Inc	26,035

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
14,640	*	Hemispherx Biopharma, Inc	$37,186
1,040	*	Hi-Tech Pharmacal Co, Inc	9,256
20,715	*	Hospira, Inc	797,942
17,981	*	Human Genome Sciences, Inc	51,426
21,067		Huntsman Corp	105,967
3,187	*	ICO, Inc	8,669
2,716	*	Idenix Pharmaceuticals, Inc	9,995
2,334	*	Idera Pharmaceuticals, Inc	13,677
7,698	*	Idexx Laboratories, Inc	355,648
8,952	*	Immucor, Inc	123,180
6,517	*	Immunogen, Inc	56,111
7,933	*	Impax Laboratories, Inc	58,387
2,604		Innophos Holdings, Inc	43,982
3,103		Innospec, Inc	33,357
4,683	*	Inspire Pharmaceuticals, Inc	26,037
1,054		Inter Parfums, Inc	7,736
4,993	*	InterMune, Inc	75,894
10,235		International Flavors & Fragrances, Inc	334,889
10,225	*	Inverness Medical Innovations, Inc	363,806
22,682	*	Invitrogen Corp	946,293
12,481	*	Javelin Pharmaceuticals, Inc	15,352
357,896		Johnson & Johnson	20,328,492
2,017		Kaiser Aluminum Corp	72,430
31,698	*	King Pharmaceuticals, Inc	305,252
2,659		Koppers Holdings, Inc	70,118
3,815	*	KV Pharmaceutical Co (Class A)	12,246
3,337	*	Landec Corp	22,658
1,247	*	Lannett Co, Inc	8,542
14,867	*	Ligand Pharmaceuticals, Inc (Class B)	42,520
8,760		Lubrizol Corp	414,436
1,410		Mannatech, Inc	4,653
7,628	*	MannKind Corp	63,389
1,008	*	MAP Pharmaceuticals, Inc	12,318
4,541		Martek Biosciences Corp	96,042
16,703	*	Medarex, Inc	139,470
6,842	*	Medicines Co	57,404
7,627		Medicis Pharmaceutical Corp (Class A)	124,473
1,637	*	Medifast, Inc	18,760
3,722	*	Medivation, Inc	83,410
273,860		Merck & Co, Inc	7,657,125
5,263		Meridian Bioscience, Inc	118,839
5,586	*	Micromet, Inc	27,818
2,431		Minerals Technologies, Inc	87,565
2,680	*	Molecular Insight Pharmaceuticals, Inc	13,856
4,505	*	Momenta Pharmaceuticals, Inc	54,195
70,881		Monsanto Co	5,269,293
20,533		Mosaic Co	909,612
39,080	*	Mylan Laboratories, Inc	509,994
3,069	*	Myriad Pharmaceuticals, Inc	14,271
5,947	*	Nabi Biopharmaceuticals	14,392
17,722		Nalco Holding Co	298,438
1,874	*	Nanosphere, Inc	9,201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,943	*	NBTY, Inc	$195,237
4,035	*	Neurocrine Biosciences, Inc	13,033
1,264	*	NeurogesX, Inc	7,129
1,332		NewMarket Corp	89,684
677		NL Industries, Inc	4,996
9,347	*	Novavax, Inc	30,658
3,247	*	Noven Pharmaceuticals, Inc	46,432
5,344	*	NPS Pharmaceuticals, Inc	24,903
1,366	*	Nutraceutical International Corp	14,193
2,003	*	Obagi Medical Products, Inc	14,602
9,611		Olin Corp	114,275
3,948	*	OM Group, Inc	114,571
5,497	*	Omnova Solutions, Inc	17,920
509	*	OncoGenex Pharmaceutical, Inc	11,137
7,156	*	Onyx Pharmaceuticals, Inc	202,229
1,458	*	Opko Health, Inc	2,581
4,183	*	Optimer Pharmaceuticals, Inc	62,620
4,263	*	OraSure Technologies, Inc	10,530
2,214	*	Orexigen Therapeutics, Inc	11,358
7,544	*	OSI Pharmaceuticals, Inc	212,967
2,607	*	Osiris Therapeutics, Inc	35,012
3,704	*	OXiGENE, Inc	8,075
17,131	*	Pactiv Corp	371,743
3,449	*	Pain Therapeutics, Inc	18,521
5,145	*	Par Pharmaceutical Cos, Inc	77,947
6,960	*	Parexel International Corp	100,085
15,682		PDL BioPharma, Inc	123,888
10,193		Perrigo Co	283,162
3,274	*	PetMed Express, Inc	49,208
878,015		Pfizer, Inc	13,170,224
2,731	*	Pharmasset, Inc	30,724
3,964	*	PharMerica Corp	77,813
10,531	*	PolyOne Corp	28,539
3,066	*	Poniard Pharmaceuticals, Inc	18,304
4,262	*	Pozen, Inc	32,732
21,128		PPG Industries, Inc	927,519
39,933		Praxair, Inc	2,838,037
3,726	*	Prestige Brands Holdings, Inc	22,915
378,554		Procter & Gamble Co	19,344,108
4,070	*	Progenics Pharmaceuticals, Inc	20,961
4,635	*	Protalix BioTherapeutics, Inc	20,950
10,083	*	Questcor Pharmaceuticals, Inc	50,415
2,846	*	Quidel Corp	41,438
1,147	*	Repros Therapeutics, Inc	8,247
2,561	*	Revlon, Inc (Class A)	13,932
6,389	*	Rockwood Holdings, Inc	93,535
16,912		RPM International, Inc	237,444
5,945	*	Salix Pharmaceuticals Ltd	58,677
6,779	*	Santarus, Inc	19,117
211,760		Schering-Plough Corp	5,319,410
4,842	*	Sciclone Pharmaceuticals, Inc	12,396
5,982		Scotts Miracle-Gro Co (Class A)	209,669

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,335		Sensient Technologies Corp	$142,981
14,209	*	Sepracor, Inc	246,100
12,851		Sherwin-Williams Co	690,741
3,337	*	SIGA Technologies, Inc	28,164
15,827		Sigma-Aldrich Corp	784,386
12,801	*	Solutia, Inc	73,734
4,242	*	Spectrum Pharmaceuticals, Inc	32,451
13,171	*	StemCells, Inc	22,391
841		Stepan Co	37,139
7,560	*	SuperGen, Inc	15,196
2,085	*	SurModics, Inc	47,184
4,090	*	Synta Pharmaceuticals Corp	9,448
7,069	*	Theravance, Inc	103,490
4,359	*	Ulta Salon Cosmetics & Fragrance, Inc	48,472
3,030	*	United Therapeutics Corp	252,490
769	*	USANA Health Sciences, Inc	22,862
13,469	*	USEC, Inc	71,655
8,846	*	Valeant Pharmaceuticals International	227,519
12,882		Valspar Corp	290,231
3,408	*	Vanda Pharmaceuticals, Inc	40,112
22,397	*	Vertex Pharmaceuticals, Inc	798,229
4,552	*	Vical, Inc	12,336
9,086	*	Viropharma, Inc	53,880
11,689	*	Warner Chilcott Ltd (Class A)	153,710
13,707	*	Watson Pharmaceuticals, Inc	461,789
2,689		Westlake Chemical Corp	54,829
9,670	*	WR Grace & Co	119,618
173,201		Wyeth	7,861,592
3,828	*	Xenoport, Inc	88,695
3,640	*	Zymogenetics, Inc	16,744
		TOTAL CHEMICALS AND ALLIED PRODUCTS	160,780,905

COAL MINING - 0.21%
9,026	*	Alpha Natural Resources, Inc	237,113
18,640		Arch Coal, Inc	286,497
23,379		Consol Energy, Inc	793,951
14,601	*	International Coal Group, Inc	41,759
3,762	*	James River Coal Co	56,919
11,115		Massey Energy Co	217,187
34,604		Peabody Energy Corp	1,043,656
1,067	*	Westmoreland Coal Co	8,643
		TOTAL COAL MINING	2,685,725

COMMUNICATIONS - 4.51%
807	*	AboveNet, Inc	65,351
7,439		Adtran, Inc	159,715
4,884		Alaska Communications Systems Group, Inc	35,751
51,746	*	American Tower Corp (Class A)	1,631,551
3,889	*	Anixter International, Inc	146,188
7,648	*	Aruba Networks, Inc	66,844
766,937		AT&T, Inc	19,050,716
1,088		Atlantic Tele-Network, Inc	42,748

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,926	*	Audiovox Corp (Class A)	$11,286
5,384	*	Brightpoint, Inc	33,758
30,471		Cablevision Systems Corp (Class A)	591,442
2,884	*	Cbeyond Communications, Inc	41,385
78,926		CBS Corp (Class B)	546,168
10,770	*	Centennial Communications Corp	90,037
4,644	*	Central European Media Enterprises Ltd (Class A)	91,440
13,154		CenturyTel, Inc	403,828
30,076	*	Cincinnati Bell, Inc	85,416
7,564	*	Clearwire Corp (Class A)	41,829
373,399		Comcast Corp (Class A)	5,410,551
2,598		Consolidated Communications Holdings, Inc	30,423
37,766	*	Crown Castle International Corp	907,139
1,364	*	Crown Media Holdings, Inc (Class A)	2,278
4,784	*	CTC Media, Inc	56,547
1,821		D&E Communications, Inc	18,629
2,638	*	DG FastChannel, Inc	48,275
1,911	*	DigitalGlobe, Inc	36,691
59,749	*	DIRECTV Group, Inc	1,476,398
26,210	*	DISH Network Corp (Class A)	424,864
18,557		Embarq Corp	780,507
4,870	*	Equinix, Inc	354,244
9,553		Fairpoint Communications, Inc	5,732
791	*	Fibernet Telecom Group, Inc	9,824
727		Fisher Communications, Inc	9,298
40,998		Frontier Communications Corp	292,726
4,504	*	General Communication, Inc (Class A)	31,213
2,927	*	GeoEye, Inc	68,960
4,028	*	Global Crossing Ltd	36,977
10,452		Global Payments, Inc	391,532
1,699		HickoryTech Corp	13,048
1,164	*	Hughes Communications, Inc	26,574
14,188	*	IAC/InterActiveCorp	227,717
2,397		Ibasis, Inc	3,140
3,376	*	inContact, Inc	9,250
4,315		Iowa Telecommunications Services, Inc	53,981
2,166	*	iPCS, Inc	32,403
5,563	*	j2 Global Communications, Inc	125,501
3,806	*	Knology, Inc	32,846
7,638	*	Leap Wireless International, Inc	251,519
211,429	*	Level 3 Communications, Inc	319,258
34,174	*	Liberty Global, Inc (Class A)	543,025
10,629	*	Liberty Media Corp - Capital (Series A)	144,129
67,110	*	Liberty Media Corp - Entertainment (Series A)	1,795,193
77,433	*	Liberty Media Holding Corp (Interactive A)	387,939
2,539	*	Lin TV Corp (Class A)	4,266
2,527	*	Lodgenet Entertainment Corp	8,592
6,394	*	Mastec, Inc	74,938
5,002	*	Mediacom Communications Corp (Class A)	25,560
32,917	*	MetroPCS Communications, Inc	438,125
9,460	*	NeuStar, Inc (Class A)	209,634
4,247	*	Neutral Tandem, Inc	125,371

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
21,529	*	NII Holdings, Inc (Class B)	$410,558
3,613	*	Novatel Wireless, Inc	32,589
4,003		NTELOS Holdings Corp	73,735
13,900	*	PAETEC Holding Corp	37,530
352		Preformed Line Products Co	15,509
187,985		Qwest Communications International, Inc	780,138
4,234	*	RCN Corp	25,277
4,183	*	SAVVIS, Inc	47,937
15,096	*	SBA Communications Corp (Class A)	370,456
11,323		Scripps Networks Interactive (Class A)	315,119
2,836		Shenandoah Telecom Co	57,542
4,435		Sinclair Broadcast Group, Inc (Class A)	8,604
363,119	*	Sprint Nextel Corp	1,746,602
1,849	*	SureWest Communications	19,359
2,301	*	Switch & Data Facilities Co, Inc	26,991
8,856	*	Syniverse Holdings, Inc	141,962
4,894	*	TeleCommunication Systems, Inc (Class A)	34,796
12,191		Telephone & Data Systems, Inc	345,005
6,922	*	Terremark Worldwide, Inc	40,009
45,747		Time Warner Cable, Inc	1,448,807
13,528	*	TiVo, Inc	141,773
1,973	*	US Cellular Corp	75,862
2,888		USA Mobility, Inc	36,851
369,542		Verizon Communications, Inc	11,356,026
70,513	*	Viacom, Inc (Class B)	1,600,645
5,480	*	Virgin Mobile USA, Inc (Class A)	22,030
56,475		Windstream Corp	472,131
		TOTAL COMMUNICATIONS	58,064,113

DEPOSITORY INSTITUTIONS - 6.45%
2,196		1st Source Corp	37,925
2,686		Abington Bancorp, Inc	21,381
551		Alliance Financial Corp	15,626
764		American National Bankshares, Inc	14,730
1,101		Ameris Bancorp	6,958
726		Ames National Corp	17,722
1,823		Arrow Financial Corp	49,221
16,639		Associated Banc-Corp	207,988
10,574		Astoria Financial Corp	90,725
318		Auburn National Bancorporation, Inc	9,063
972		Bancfirst Corp	33,612
3,519		Banco Latinoamericano de Exportaciones S.A. (Class E)	43,741
494		Bancorp Rhode Island, Inc	9,737
10,508		Bancorpsouth, Inc	215,729
5,691		Bank Mutual Corp	49,626
993,800		Bank of America Corp	13,118,159
6,349		Bank of Hawaii Corp	227,485
403		Bank of Kentucky Financial Corp	11,284
655		Bank of Marin Bancorp	17,652
155,245		Bank of New York Mellon Corp	4,550,230
2,220		Bank of the Ozarks, Inc	48,019
2,337		BankFinancial Corp	20,706

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,392		Banner Corp	$5,317
385		Bar Harbor Bankshares	11,877
84,013		BB&T Corp	1,846,606
3,510	*	Beneficial Mutual Bancorp, Inc	33,696
2,198		Berkshire Hills Bancorp, Inc	45,674
2,870		BOK Financial Corp	108,113
8,884		Boston Private Financial Holdings, Inc	39,800
803	*	Bridge Bancorp, Inc	21,858
8,233		Brookline Bancorp, Inc	76,732
67		Brooklyn Federal Bancorp, Inc	754
754		Bryn Mawr Bank Corp	14,228
866		Camden National Corp	29,470
1,241		Capital City Bank Group, Inc	20,911
2,609		Capitol Federal Financial	100,003
2,929		Cardinal Financial Corp	22,934
1,272		Cass Information Systems, Inc	41,645
6,499		Cathay General Bancorp	61,805
1,369	*	Center Bancorp, Inc	11,157
1,022		Centerstate Banks of Florida, Inc	7,583
4,864		Central Pacific Financial Corp	18,240
488		Century Bancorp, Inc	8,999
3,176		Chemical Financial Corp	63,234
859	*	Chicopee Bancorp, Inc	11,141
715,692		Citigroup, Inc	2,125,605
1,004		Citizens & Northern Corp	20,652
511		Citizens Holding Co	15,943
23,569	*	Citizens Republic Bancorp, Inc	16,734
2,307		City Holding Co	70,041
5,590		City National Corp	205,880
988		Clifton Savings Bancorp, Inc	10,631
1,130		CNB Financial Corp	16,012
1,432		CoBiz, Inc	9,179
32,949		Colonial Bancgroup, Inc	20,428
1,842		Columbia Banking System, Inc	18,844
19,380		Comerica, Inc	409,887
7,997		Commerce Bancshares, Inc	254,545
4,942		Community Bank System, Inc	71,956
1,818		Community Trust Bancorp, Inc	48,632
6,709		Cullen/Frost Bankers, Inc	309,419
9,180		CVB Financial Corp	54,805
2,506		Dime Community Bancshares	22,830
2,735	*	Dollar Financial Corp	37,716
1,268	*	Eagle Bancorp, Inc	11,120
7,696		East West Bancorp, Inc	49,947
641		Enterprise Bancorp, Inc	7,564
844		Enterprise Financial Services Corp	7,672
1,184		ESB Financial Corp	15,534
3,379		ESSA Bancorp, Inc	46,191
6,008	*	Euronet Worldwide, Inc	116,495
706		Farmers Capital Bank Corp	17,770
74,859		Fifth Third Bancorp	531,499
1,243		Financial Institutions, Inc	16,979

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,871		First Bancorp	$29,337
10,315		First Bancorp (Puerto Rico)	40,744
1,005		First Bancorp, Inc	19,567
3,431		First Busey Corp	25,218
786		First Citizens Bancshares, Inc (Class A)	105,049
10,771		First Commonwealth Financial Corp	68,288
968		First Community Bancshares, Inc	12,429
1,089	*	First Defiance Financial Corp	14,157
4,542		First Financial Bancorp	34,156
3,074		First Financial Bankshares, Inc	154,807
1,415		First Financial Corp	44,686
1,410		First Financial Holdings, Inc	13,254
2,512		First Financial Northwest, Inc	19,644
494		First Financial Service Corp	8,601
27,747	*	First Horizon National Corp	332,966
2,791		First Merchants Corp	22,412
6,077		First Midwest Bancorp, Inc	44,423
19,037		First Niagara Financial Group, Inc	217,403
710		First of Long Island Corp	16,429
833		First South Bancorp, Inc	9,663
10,492		FirstMerit Corp	178,154
5,522	*	Flagstar Bancorp, Inc	3,755
2,762		Flushing Financial Corp	25,825
11,609		FNB Corp	71,860
189	*	Fox Chase Bancorp, Inc	1,813
21,922		Fulton Financial Corp	114,214
1,436		German American Bancorp, Inc	20,693
7,776		Glacier Bancorp, Inc	114,852
1,323		Great Southern Bancorp, Inc	27,188
5,289	*	Guaranty Bancorp	10,102
2,349		Hampton Roads Bankshares, Inc	19,379
3,439		Hancock Holding Co	111,733
5,178		Harleysville National Corp	24,337
1,399		Heartland Financial USA, Inc	19,978
736	*	Heritage Financial Corp	8,508
1,143	*	Home Bancorp, Inc	13,647
2,089		Home Bancshares, Inc	39,775
2,141		Home Federal Bancorp, Inc	21,817
60,736		Hudson City Bancorp, Inc	807,181
55,613		Huntington Bancshares, Inc	232,462
2,229		IBERIABANK Corp	87,845
2,436		Independent Bank Corp	47,989
6,749		International Bancshares Corp	69,582
6,469	*	Investors Bancorp, Inc	59,256
487,762		JPMorgan Chase & Co	16,637,561
2,357		Kearny Financial Corp	26,964
66,593		Keycorp	348,947
2,678		Lakeland Bancorp, Inc	24,075
1,570		Lakeland Financial Corp	29,830
1,013		Legacy Bancorp, Inc	11,244
9,419		M&T Bank Corp	479,710
2,173		MainSource Financial Group, Inc	16,124

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
34,094		Marshall & Ilsley Corp	$163,651
4,040		MB Financial, Inc	41,168
641		Merchants Bancshares, Inc	14,224
1,281	*	Meridian Interstate Bancorp, Inc	9,543
11,636	*	Metavante Technologies, Inc	300,907
602		Midsouth Bancorp, Inc	10,114
2,420		Nara Bancorp, Inc	12,536
447		NASB Financial, Inc	12,784
906		National Bankshares, Inc	21,744
10,735		National Penn Bancshares, Inc	49,488
4,727		NBT Bancorp, Inc	102,623
5,534	*	Net 1 UEPS Technologies, Inc	75,207
44,961		New York Community Bancorp, Inc	480,633
13,652		NewAlliance Bancshares, Inc	156,998
824	*	Northeast Community Bancorp, Inc	6,683
31,416		Northern Trust Corp	1,686,411
2,925		Northfield Bancorp, Inc	33,989
792		Northrim BanCorp, Inc	11,025
2,687		Northwest Bancorp, Inc	50,677
243	*	Norwood Financial Corp	7,620
967		OceanFirst Financial Corp	11,575
518		Ohio Valley Banc Corp	15,198
8,988		Old National Bancorp	88,262
1,374		Old Second Bancorp, Inc	8,107
3,871		Oriental Financial Group, Inc	37,549
1,470	*	Oritani Financial Corp	20,154
651		Orrstown Financial Services, Inc	24,243
7,129		Pacific Capital Bancorp	15,256
1,188		Pacific Continental Corp	14,410
2,839		PacWest Bancorp	37,361
1,606		Park National Corp	90,707
938		Peapack Gladstone Financial Corp	18,094
502		Penns Woods Bancorp, Inc	14,628
562	*	Pennsylvania Commerce Bancorp, Inc	10,824
1,071		Peoples Bancorp, Inc	18,261
494	*	Peoples Financial Corp	9,386
44,880		People's United Financial, Inc	674,995
3,108	*	Pinnacle Financial Partners, Inc	41,399
59,459		PNC Financial Services Group, Inc	2,307,604
37,442		Popular, Inc	82,372
2,949		Premierwest Bancorp	9,997
4,551		PrivateBancorp, Inc	101,214
5,970		Prosperity Bancshares, Inc	178,085
7,799		Provident Financial Services, Inc	70,971
6,757		Provident New York Bancorp	54,867
150,082		Regions Financial Corp	606,331
2,898		Renasant Corp	43,528
1,611		Republic Bancorp, Inc (Class A)	36,392
1,003	*	Republic First Bancorp, Inc	7,823
1,039		Rockville Financial, Inc	11,377
2,561		Roma Financial Corp	32,627
3,613		S&T Bancorp, Inc	43,934

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,108		S.Y. Bancorp, Inc	$50,950
2,117		Sandy Spring Bancorp, Inc	31,120
501	*	Santander BanCorp	3,487
1,759		SCBT Financial Corp	41,671
961		Shore Bancshares, Inc	17,240
478		Sierra Bancorp	6,037
4,815	*	Signature Bank	130,583
2,355		Simmons First National Corp (Class A)	62,926
1,906		Smithtown Bancorp, Inc	24,378
18,639		South Financial Group, Inc	22,180
1,731		Southside Bancshares, Inc	39,588
1,211		Southwest Bancorp, Inc	11,819
1,608		State Bancorp, Inc	12,156
64,137		State Street Corp	3,027,265
2,537		StellarOne Corp	32,854
1,830		Sterling Bancorp	15,281
10,958		Sterling Bancshares, Inc	69,364
5,912		Sterling Financial Corp	17,204
995		Suffolk Bancorp	25,512
1,445	*	Sun Bancorp, Inc	7,485
44,277		SunTrust Banks, Inc	728,357
11,131		Susquehanna Bancshares, Inc	54,431
4,289	*	SVB Financial Group	116,747
33,677		Synovus Financial Corp	100,694
16,542		TCF Financial Corp	221,167
4,614	*	Texas Capital Bancshares, Inc	71,379
10,757		TFS Financial Corp	114,239
1,353	*	The Bancorp, Inc	8,118
1,081		Tompkins Trustco, Inc	51,834
456		Tower Bancorp, Inc	16,028
2,306		TowneBank	32,284
1,407		Trico Bancshares	21,809
9,680		Trustco Bank Corp NY	57,209
7,428		Trustmark Corp	143,509
18,206		UCBH Holdings, Inc	22,940
4,243		UMB Financial Corp	161,276
8,657		Umpqua Holdings Corp	67,178
1,317		Union Bankshares Corp	19,715
4,934		United Bankshares, Inc	96,410
5,304		United Community Banks, Inc	31,774
3,463		United Financial Bancorp, Inc	47,859
803		United Security Bancshares	17,586
1,558		Univest Corp of Pennsylvania	31,565
246,467		US Bancorp	4,416,688
18,281		Valley National Bancorp	213,888
1,160		ViewPoint Financial Group	17,667
1,217		Washington Banking Co	11,464
11,349		Washington Federal, Inc	147,537
1,832		Washington Trust Bancorp, Inc	32,665
6,081		Webster Financial Corp	48,952
617,530		Wells Fargo & Co	14,981,277
3,132		WesBanco, Inc	45,539

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,895		West Bancorporation, Inc	$9,475
3,821		Westamerica Bancorporation	189,560
5,956	*	Western Alliance Bancorp	40,739
91,633		Western Union Co	1,502,781
4,587		Westfield Financial, Inc	41,558
8,049		Whitney Holding Corp	73,729
713		Wilber Corp	7,914
8,761		Wilmington Trust Corp	119,675
1,760		Wilshire Bancorp, Inc	10,120
3,118		Wintrust Financial Corp	50,137
616		WSFS Financial Corp	16,823
1,456		Yadkin Valley Financial Corp	10,061
15,015		Zions Bancorporation	173,573
		TOTAL DEPOSITORY INSTITUTIONS	82,949,825

EATING AND DRINKING PLACES - 1.17%
2,981	*	AFC Enterprises	20,122
1,799	*	Benihana, Inc	11,370
2,714	*	BJ's Restaurants, Inc	45,785
4,154		Bob Evans Farms, Inc	119,386
12,845		Brinker International, Inc	218,750
2,342	*	Buffalo Wild Wings, Inc	76,162
13,810		Burger King Holdings, Inc	238,499
2,727	*	California Pizza Kitchen, Inc	36,242
1,372	*	Carrols Restaurant Group, Inc	9,138
2,793		CBRL Group, Inc	77,925
2,989	*	CEC Entertainment, Inc	88,116
7,796	*	Cheesecake Factory	134,871
4,087	*	Chipotle Mexican Grill, Inc (Class A)	326,960
6,184		CKE Restaurants, Inc	52,440
17,811		Darden Restaurants, Inc	587,407
16,136	*	Denny's Corp	34,692
2,195		DineEquity, Inc	68,462
5,786	*	Domino's Pizza, Inc	43,337
275		Frisch's Restaurants, Inc	8,124
7,305	*	Jack in the Box, Inc	163,997
5,786	*	Krispy Kreme Doughnuts, Inc	17,358
1,566	*	Landry's Restaurants, Inc	13,468
2,349	*	Luby's, Inc	9,537
2,024	*	McCormick & Schmick's Seafood Restaurants, Inc	15,403
143,278		McDonald's Corp	8,237,051
2,014		O'Charleys, Inc	18,630
2,825	*	Papa John's International, Inc	70,032
3,448	*	PF Chang's China Bistro, Inc	110,543
1,815	*	Red Robin Gourmet Burgers, Inc	34,031
6,939	*	Ruby Tuesday, Inc	46,214
1,897	*	Ruth's Chris Steak House, Inc	6,962
7,305	*	Sonic Corp	73,269
95,492	*	Starbucks Corp	1,326,383
2,756	*	Steak N Shake Co	24,087
7,052	*	Texas Roadhouse, Inc (Class A)	76,937
23,494		Tim Hortons, Inc	576,543

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
47,225		Wendy's/Arby's Group, Inc (Class A)	$188,900
59,946		Yum! Brands, Inc	1,998,599
		TOTAL EATING AND DRINKING PLACES	15,205,732

EDUCATIONAL SERVICES - 0.26%
2,348	*	American Public Education, Inc	93,004
17,130	*	Apollo Group, Inc (Class A)	1,218,286
1,831	*	Bridgepoint Education, Inc	31,127
9,504	*	Career Education Corp	236,555
3,904	*	ChinaCast Education Corp	27,796
10,396	*	Corinthian Colleges, Inc	176,004
7,951		DeVry, Inc	397,868
2,044	*	Grand Canyon Education, Inc	34,298
4,983	*	ITT Educational Services, Inc	501,589
3,060	*	K12, Inc	65,943
960	*	Learning Tree International, Inc	9,888
1,347	*	Lincoln Educational Services Corp	28,193
1,835	*	Princeton Review, Inc	9,927
1,818		Strayer Education, Inc	396,524
2,716	*	Universal Technical Institute, Inc	40,550
		TOTAL EDUCATIONAL SERVICES	3,267,552

ELECTRIC, GAS, AND SANITARY SERVICES - 4.69%
86,491	*	AES Corp	1,004,161
10,018		AGL Resources, Inc	318,572
21,900		Allegheny Energy, Inc	561,735
3,989		Allete, Inc	114,684
14,419		Alliant Energy Corp	376,768
27,083		Ameren Corp	674,096
2,330		American Ecology Corp	41,753
61,466		American Electric Power Co, Inc	1,775,753
3,076		American States Water Co	106,553
7,758		American Water Works Co, Inc	148,255
17,452		Aqua America, Inc	312,391
832		Artesian Resources Corp	13,254
11,849		Atmos Energy Corp	296,699
7,555		Avista Corp	134,555
5,022		Black Hills Corp	115,456
2,987		California Water Service Group	110,041
43,581	*	Calpine Corp	485,928
43,638		Centerpoint Energy, Inc	483,509
1,516		Central Vermont Public Service Corp	27,440
2,108		CH Energy Group, Inc	98,444
1,412		Chesapeake Utilities Corp	45,932
3,822	*	Clean Energy Fuels Corp	32,907
2,660	*	Clean Harbors, Inc	143,613
7,847		Cleco Corp	175,930
29,373		CMS Energy Corp	354,826
1,947		Connecticut Water Service, Inc	42,230
35,593		Consolidated Edison, Inc	1,331,890
1,509		Consolidated Water Co, Inc	23,918
23,666		Constellation Energy Group, Inc	629,042

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,568	*	Covanta Holding Corp	$280,993
8,565		Crosstex Energy, Inc	35,630
76,599		Dominion Resources, Inc	2,559,939
15,095		DPL, Inc	349,751
21,278		DTE Energy Co	680,896
166,965		Duke Energy Corp	2,436,019
64,797	*	Dynegy, Inc (Class A)	147,089
42,532		Edison International	1,338,057
91,259		El Paso Corp	842,321
5,916	*	El Paso Electric Co	82,587
5,268		Empire District Electric Co	87,027
9,349		Energen Corp	373,025
9,728		EnergySolutions, Inc	89,498
1,941	*	EnerNOC, Inc	42,061
25,397		Entergy Corp	1,968,775
85,558		Exelon Corp	4,381,424
39,478		FirstEnergy Corp	1,529,773
836		Florida Public Utilities Co	11,729
53,358		FPL Group, Inc	3,033,936
17,516		Great Plains Energy, Inc	272,374
12,033		Hawaiian Electric Industries, Inc	229,349
6,356		Idacorp, Inc	166,146
9,583		Integrys Energy Group, Inc	287,394
6,459		ITC Holdings Corp	292,980
2,844		Laclede Group, Inc	94,222
23,651		MDU Resources Group, Inc	448,659
2,981		MGE Energy, Inc	100,013
1,521		Middlesex Water Co	21,978
18,691	*	Mirant Corp	294,196
9,184		National Fuel Gas Co	331,359
5,637		New Jersey Resources Corp	208,794
5,646		Nicor, Inc	195,465
34,577		NiSource, Inc	403,168
22,708		Northeast Utilities	506,615
3,608		Northwest Natural Gas Co	159,907
4,937		NorthWestern Corp	112,366
34,471	*	NRG Energy, Inc	894,867
13,815		NSTAR	443,600
30,425		NV Energy, Inc	328,286
12,408		OGE Energy Corp	351,395
13,696		Oneok, Inc	403,895
2,760		Ormat Technologies, Inc	111,256
4,600		Otter Tail Corp	100,464
563		Pennichuck Corp	12,836
27,725		Pepco Holdings, Inc	372,624
6,766	*	Perma-Fix Environmental Services	16,374
47,649		PG&E Corp	1,831,628
2,451	*	Pico Holdings, Inc	70,344
9,731		Piedmont Natural Gas Co, Inc	234,614
1,814	*	Pike Electric Corp	21,859
13,031		Pinnacle West Capital Corp	392,885
11,588		PNM Resources, Inc	124,107

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,863		Portland General Electric Co	$192,131
48,838		PPL Corp	1,609,700
36,339		Progress Energy, Inc	1,374,704
65,712		Public Service Enterprise Group, Inc	2,144,183
22,478		Questar Corp	698,167
45,605	*	Reliant Energy, Inc	228,481
41,952		Republic Services, Inc	1,024,048
1,849		Resource America, Inc (Class A)	9,948
15,295		SCANA Corp	496,629
31,734		Sempra Energy	1,574,958
1,633		SJW Corp	37,069
3,990		South Jersey Industries, Inc	139,211
101,604		Southern Co	3,165,981
14,230		Southern Union Co	261,690
5,744		Southwest Gas Corp	127,574
2,092		Southwest Water Co	11,548
11,030	*	Stericycle, Inc	568,376
27,314		TECO Energy, Inc	325,856
13,957		UGI Corp	355,764
3,671		UIL Holdings Corp	82,414
4,646		Unisource Energy Corp	123,305
1,354	*	Unitil Corp	27,919
10,523		Vectren Corp	246,554
10,852	*	Waste Connections, Inc	281,175
63,797		Waste Management, Inc	1,796,524
2,027	*	Waste Services, Inc	10,500
13,706		Westar Energy, Inc	257,262
6,630		WGL Holdings, Inc	212,293
74,942		Williams Cos, Inc	1,169,845
15,182		Wisconsin Energy Corp	618,059
58,591		Xcel Energy, Inc	1,078,660
1,526		York Water Co	23,394
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	60,360,806

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.11%
5,105	*	Acme Packet, Inc	51,663
2,804	*	Actel Corp	30,087
5,399		Acuity Brands, Inc	151,442
15,673	*	Adaptec, Inc	41,533
12,341	*	ADC Telecommunications, Inc	98,235
7,481	*	Advanced Analogic Technologies, Inc	34,338
4,895	*	Advanced Battery Technologies, Inc	19,678
4,932	*	Advanced Energy Industries, Inc	44,339
72,698	*	Advanced Micro Devices, Inc	281,341
2,912	*	Airvana, Inc	18,549
38,463		Altera Corp	626,178
5,373	*	American Superconductor Corp	141,041
14,033		Ametek, Inc	485,260
14,137	*	Amkor Technology, Inc	66,868
22,333		Amphenol Corp (Class A)	706,615
7,320	*	Anadigics, Inc	30,671
37,827		Analog Devices, Inc	937,353

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
115,861	*	Apple Computer, Inc	$16,502,081
8,910	*	Applied Micro Circuits Corp	72,438
2,357		Applied Signal Technology, Inc	60,127
15,870	*	Arris Group, Inc	192,979
2,544	*	Ascent Solar Technologies, Inc	19,894
7,920	*	Atheros Communications, Inc	152,381
57,058	*	Atmel Corp	212,826
4,064	*	ATMI, Inc	63,114
19,350	*	Avnet, Inc	406,930
6,849		AVX Corp	68,011
1,722	*	AZZ, Inc	59,254
6,064		Baldor Electric Co	144,263
1,192		Bel Fuse, Inc (Class B)	19,120
8,519	*	Benchmark Electronics, Inc	122,674
4,790	*	BigBand Networks, Inc	24,764
63,833	*	Broadcom Corp (Class A)	1,582,420
3,223	*	Ceradyne, Inc	56,918
2,298	*	Ceva, Inc	19,947
4,741	*	Checkpoint Systems, Inc	74,386
3,582	*	China BAK Battery, Inc	10,567
5,087	*	China Security & Surveillance Technology, Inc	38,356
12,220	*	Ciena Corp	126,477
749,633	*	Cisco Systems, Inc	13,973,158
3,449	*	Comtech Telecommunications Corp	109,954
21,631		Cooper Industries Ltd (Class A)	671,643
290	*	CPI International, Inc	2,520
11,571	*	Cree, Inc	340,072
3,875		CTS Corp	25,381
2,038		Cubic Corp	72,940
18,709	*	Cypress Semiconductor Corp	172,123
1,723	*	DDi Corp	7,805
4,141	*	Diodes, Inc	64,765
6,800	*	Dolby Laboratories, Inc (Class A)	253,504
3,097	*	DSP Group, Inc	20,936
2,654	*	DTS, Inc	71,844
21,204		Eaton Corp	945,910
4,466	*	EchoStar Corp (Class A)	71,188
3,576	*	Electro Scientific Industries, Inc	39,980
8,233	*	EMCORE Corp	10,374
2,442	*	EMS Technologies, Inc	51,038
8,773	*	Energizer Holdings, Inc	458,302
6,201	*	Energy Conversion Devices, Inc	87,744
5,248	*	EnerSys	95,461
7,041	*	Entropic Communications, Inc	15,842
24,820	*	Evergreen Solar, Inc	53,859
6,380	*	Exar Corp	45,872
8,008	*	Exide Technologies	29,870
16,030	*	Fairchild Semiconductor International, Inc	112,050
6,669	*	First Solar, Inc	1,081,178
3,414		Franklin Electric Co, Inc	88,491
10,335	*	FuelCell Energy, Inc	43,200
1,374,974		General Electric Co	16,114,696

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,251	*	Globecomm Systems, Inc	$16,185
2,050	*	GP Strategies Corp	12,075
15,978	*	GrafTech International Ltd	180,711
3,358	*	Greatbatch, Inc	75,924
2,225	*	GSI Technology, Inc	8,589
4,084	*	GT Solar International, Inc	21,727
7,651		Harman International Industries, Inc	143,839
12,369	*	Harmonic, Inc	72,853
17,203		Harris Corp	487,877
6,547	*	Harris Stratex Networks, Inc (Class A)	42,425
3,875	*	Helen of Troy Ltd	65,061
12,485	*	Hexcel Corp	118,982
2,843	*	Hittite Microwave Corp	98,794
3,256		Imation Corp	24,778
11,288	*	Infinera Corp	103,059
21,438	*	Integrated Device Technology, Inc	129,486
725,346		Intel Corp	12,004,475
2,905	*	Intellon Corp	12,346
5,905	*	InterDigital, Inc	144,318
9,516	*	International Rectifier Corp	140,932
15,707		Intersil Corp (Class A)	197,437
3,006	*	IPG Photonics Corp	32,976
2,414	*	iRobot Corp	31,334
3,810		IXYS Corp	38,557
27,339	*	JDS Uniphase Corp	156,379
15,159		L-3 Communications Holdings, Inc	1,051,731
15,176	*	Lattice Semiconductor Corp	28,531
5,496		Lincoln Electric Holdings, Inc	198,076
28,834		Linear Technology Corp	673,274
2,791	*	Littelfuse, Inc	55,708
1,389	*	Loral Space & Communications, Inc	35,767
1,762		LSI Industries, Inc	9,603
84,316	*	LSI Logic Corp	384,481
66,886	*	Marvell Technology Group Ltd	778,553
38,589		Maxim Integrated Products, Inc	605,461
2,921	*	Maxwell Technologies, Inc	40,397
28,731	*	MEMC Electronic Materials, Inc	511,699
2,110	*	Mercury Computer Systems, Inc	19,518
4,166		Methode Electronics, Inc	29,245
6,185		Micrel, Inc	45,274
23,773		Microchip Technology, Inc	536,081
109,140	*	Micron Technology, Inc	552,248
10,867	*	Microsemi Corp	149,965
5,326	*	Microtune, Inc	12,463
6,568	*	Microvision, Inc	20,164
5,157	*	MIPS Technologies, Inc	15,471
16,726		Molex, Inc	260,089
4,362	*	Monolithic Power Systems, Inc	97,752
5,483	*	Moog, Inc (Class A)	141,516
297,614		Motorola, Inc	1,973,181
944	*	Multi-Fineline Electronix, Inc	20,202
705		National Presto Industries, Inc	53,651

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
29,566		National Semiconductor Corp	$371,053
43,241	*	NetApp, Inc	852,713
2,439	*	Netlogic Microsystems, Inc	88,926
12,524	*	Novellus Systems, Inc	209,151
501	*	NVE Corp	24,349
70,723	*	Nvidia Corp	798,463
5,933	*	Omnivision Technologies, Inc	61,644
53,392	*	ON Semiconductor Corp	366,269
10,821	*	Openwave Systems, Inc	24,239
2,214	*	Oplink Communications, Inc	25,240
2,317	*	OpNext, Inc	4,958
2,173	*	Orion Energy Systems, Inc	8,149
1,991	*	OSI Systems, Inc	41,512
2,732		Park Electrochemical Corp	58,820
2,769	*	Parkervision, Inc	8,473
3,175	*	Pericom Semiconductor Corp	26,734
4,328	*	Photronics, Inc	17,528
6,315		Plantronics, Inc	119,417
5,206	*	Plexus Corp	106,515
4,433	*	PLX Technology, Inc	16,712
28,196	*	PMC - Sierra, Inc	224,440
11,253	*	Polycom, Inc	228,098
2,249	*	Polypore International, Inc	25,009
833	*	Powell Industries, Inc	30,879
3,583		Power Integrations, Inc	85,240
7,135	*	Power-One, Inc	10,631
15,727	*	Powerwave Technologies, Inc	25,320
15,569	*	QLogic Corp	197,415
214,961		Qualcomm, Inc	9,716,237
13,554	*	Rambus, Inc	209,951
2,063		Raven Industries, Inc	52,813
4,522		Regal-Beloit Corp	179,614
34,518	*	RF Micro Devices, Inc	129,788
2,622	*	Rogers Corp	53,043
1,463	*	Rubicon Technology, Inc	20,892
6,568	*	SatCon Technology Corp	11,822
4,180	*	Seachange International, Inc	33,565
8,397	*	Semtech Corp	133,596
4,894	*	ShoreTel, Inc	39,152
10,536	*	Silicon Image, Inc	24,233
5,990	*	Silicon Laboratories, Inc	227,261
9,286	*	Silicon Storage Technology, Inc	17,365
20,926	*	Skyworks Solutions, Inc	204,656
5,002	*	Smart Modular Technologies WWH, Inc	11,355
1,646	*	Spectrum Control, Inc	14,485
3,330	*	Standard Microsystems Corp	68,099
5,096	*	Starent Networks Corp	124,393
1,067	*	Stoneridge, Inc	5,122
12,514	*	Sunpower Corp (Class A)	333,373
2,072	*	Supertex, Inc	52,028
25,176	*	Sycamore Networks, Inc	78,801
4,821	*	Symmetricom, Inc	27,817

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,449	*	Synaptics, Inc	$171,954
6,096		Technitrol, Inc	39,441
1,757	*	Techwell, Inc	14,935
8,632	*	Tekelec	145,277
5,258		Teleflex, Inc	235,716
51,120	*	Tellabs, Inc	292,918
6,215	*	Tessera Technologies, Inc	157,177
165,421		Texas Instruments, Inc	3,523,467
6,845	*	Thomas & Betts Corp	197,547
6,393	*	Trident Microsystems, Inc	11,124
19,057	*	Triquint Semiconductor, Inc	101,193
5,666	*	TTM Technologies, Inc	45,101
1,411	*	Ultralife Corp	10,117
37	*	United Capital Corp	678
3,489	*	Universal Display Corp	34,122
1,452	*	Universal Electronics, Inc	29,287
6,822	*	US Geothermal, Inc	9,687
13,533	*	Utstarcom, Inc	22,059
5,804	*	Valence Technology, Inc	10,389
9,343	*	Varian Semiconductor Equipment Associates, Inc	224,139
3,266	*	Viasat, Inc	83,740
1,634		Vicor Corp	11,797
2,098	*	Virage Logic Corp	9,441
23,959	*	Vishay Intertechnology, Inc	162,682
2,783	*	Volterra Semiconductor Corp	36,569
9,576		Whirlpool Corp	407,554
2,858	*	White Electronic Designs Corp	13,233
35,622		Xilinx, Inc	728,826
7,995	*	Zix Corp	11,993
3,097	*	Zoltek Cos, Inc	30,103
6,661	*	Zoran Corp	72,605
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	104,260,267

ENGINEERING AND MANAGEMENT SERVICES - 0.99%
3,074	*	Accelrys, Inc	18,167
79,627		Accenture Ltd (Class A)	2,664,319
2,122	*	Advisory Board Co	54,535
12,288	*	Aecom Technology Corp	393,216
1,790	*	Affymax, Inc	32,990
18,251	*	Amylin Pharmaceuticals, Inc	246,390
8,068	*	Ariad Pharmaceuticals, Inc	12,828
1,178		CDI Corp	13,135
11,342	*	Celera Corp	86,539
2,843	*	comScore, Inc	37,869
1,125	*	Cornell Cos, Inc	18,236
5,152		Corporate Executive Board Co	106,956
1,398	*	CRA International, Inc	38,808
3,258		Diamond Management & Technology Consultants, Inc	13,684
6,395	*	Dyax Corp	13,685
4,895	*	eResearch Technology, Inc	30,398
13,208	*	Exelixis, Inc	64,323
2,163	*	Exponent, Inc	53,015

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
23,357		Fluor Corp	$1,197,980
1,588	*	Franklin Covey Co	9,893
4,064	*	Furmanite Corp	18,125
8,104	*	Genpact Ltd	95,222
7,060	*	Gen-Probe, Inc	303,439
10,843	*	Hewitt Associates, Inc (Class A)	322,905
2,635	*	Hill International, Inc	11,331
2,745	*	Huron Consulting Group, Inc	126,901
1,218	*	ICF International, Inc	33,605
9,529	*	Incyte Corp	31,350
2,412	*	Infinity Pharmaceuticals, Inc	14,086
16,106	*	Insmed, Inc	16,106
12,085	*	Isis Pharmaceuticals, Inc	199,403
15,892	*	Jacobs Engineering Group, Inc	668,894
20,738		KBR, Inc	382,409
1,774	*	Kendle International, Inc	21,714
1,350		Landauer, Inc	82,809
9,318	*	Lexicon Pharmaceuticals, Inc	11,554
5,854	*	Luminex Corp	108,533
2,513		MAXIMUS, Inc	103,661
2,493	*	Maxygen, Inc	16,753
29,965	*	McDermott International, Inc	608,589
1,030	*	Michael Baker Corp	43,631
12,418	*	Myriad Genetics, Inc	442,703
34		National Research Corp	830
6,468	*	Navigant Consulting, Inc	83,567
4,251	*	Omnicell, Inc	45,698
41,598		Paychex, Inc	1,048,270
8,046	*	Regeneron Pharmaceuticals, Inc	144,184
3,413	*	Repligen Corp	18,772
6,349	*	Resources Connection, Inc	109,012
4,301	*	Rigel Pharmaceuticals, Inc	52,128
6,037	*	RTI Biologics, Inc	25,899
26,891	*	SAIC, Inc	498,828
4,063	*	Sangamo Biosciences, Inc	20,071
7,947	*	Savient Pharmaceuticals, Inc	110,145
9,232	*	Seattle Genetics, Inc	89,735
8,026	*	Sequenom, Inc	31,382
10,884	*	Shaw Group, Inc	298,330
1,474	*	Stanley, Inc	48,465
4,456	*	Symyx Technologies, Inc	26,068
1,429	*	Tejon Ranch Co	37,854
7,695	*	Tetra Tech, Inc	220,462
817	*	Transcend Services, Inc	12,949
10,949	*	URS Corp	542,194
10,906	*	VCA Antech, Inc	291,190
492		VSE Corp	12,871
5,612		Watson Wyatt & Co Holdings (Class A)	210,618
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	12,750,211

FABRICATED METAL PRODUCTS - 0.56%
4,285	*	Alliant Techsystems, Inc	352,913
1,082		Ameron International Corp	72,537

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,779		Aptargroup, Inc	$296,467
12,217		Ball Corp	551,719
969	*	Bway Holding Co	16,987
3,689	*	Chart Industries, Inc	67,066
2,194		CIRCOR International, Inc	51,800
14,503		Commercial Metals Co	232,483
6,403		Crane Co	142,851
20,697	*	Crown Holdings, Inc	499,626
1,707		Dynamic Materials Corp	32,911
5,131	*	Griffon Corp	42,690
1,432		Gulf Island Fabrication, Inc	22,669
746	*	Hawk Corp	10,332
58,296		Illinois Tool Works, Inc	2,176,772
2,184		Insteel Industries, Inc	17,996
1,984	*	Ladish Co, Inc	25,732
4,228	*	Mobile Mini, Inc	62,025
16,819		Mueller Water Products, Inc (Class A)	62,903
6,825	*	NCI Building Systems, Inc	18,018
1,656	*	North American Galvanizing & Coating, Inc	10,035
20,837		Parker Hannifin Corp	895,158
12,596		Pentair, Inc	322,710
4,337		Quanex Building Products Corp	48,661
3,438		Silgan Holdings, Inc	168,565
4,655		Simpson Manufacturing Co, Inc	100,641
6,835	*	Smith & Wesson Holding Corp	38,823
7,450		Snap-On, Inc	214,113
10,052		Stanley Works	340,160
2,457		Sturm Ruger & Co, Inc	30,565
1,797		Sun Hydraulics Corp	29,057
7,378	*	Taser International, Inc	33,644
2,735		Valmont Industries, Inc	197,139
3,779		Watts Water Technologies, Inc (Class A)	81,400
		TOTAL FABRICATED METAL PRODUCTS	7,267,168

FISHING, HUNTING, AND TRAPPING - 0.00%**
1,187	*	HQ Sustainable Maritime Industries, Inc	10,861
1,197	*	Zapata Corp	8,152
		TOTAL FISHING, HUNTING, AND TRAPPING	19,013

FOOD AND KINDRED PRODUCTS - 4.00%
2,477	*	AgFeed Industries, Inc	14,689
964	*	American Dairy, Inc	38,232
2,740	*	American Italian Pasta Co	79,844
83,119		Archer Daniels Midland Co	2,225,096
2,205		B&G Foods, Inc (Class A)	18,544
1,755	*	Boston Beer Co, Inc (Class A)	51,930
15,811		Bunge Ltd	952,613
25,564		Campbell Soup Co	752,093
8,549	*	Central Garden and Pet Co (Class A)	84,208
900		Coca-Cola Bottling Co Consolidated	49,617
300,760		Coca-Cola Co	14,433,471

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
40,089		Coca-Cola Enterprises, Inc	$667,482
58,295		ConAgra Foods, Inc	1,111,103
24,086	*	Constellation Brands, Inc (Class A)	305,410
9,581		Corn Products International, Inc	256,675
10,104	*	Darling International, Inc	66,686
25,178		Del Monte Foods Co	236,170
2,447		Diamond Foods, Inc	68,271
33,045	*	Dr Pepper Snapple Group, Inc	700,224
797		Farmer Bros Co	18,235
10,043		Flowers Foods, Inc	219,339
42,719		General Mills, Inc	2,393,118
40,702		H.J. Heinz Co	1,453,061
9,063	*	Hansen Natural Corp	279,322
19,990		Hershey Co	719,640
9,048		Hormel Foods Corp	312,518
1,129		Imperial Sugar Co	13,672
2,155		J&J Snack Foods Corp	77,365
15,422		J.M. Smucker Co	750,435
32,798		Kellogg Co	1,527,403
191,046		Kraft Foods, Inc (Class A)	4,841,105
2,533		Lancaster Colony Corp	111,629
3,870		Lance, Inc	89,513
1,243	*	M&F Worldwide Corp	24,860
16,622		McCormick & Co, Inc	540,714
4,784	*	Mead Johnson Nutrition Co	151,988
16,370		Molson Coors Brewing Co (Class B)	692,942
2,418	*	National Beverage Corp	25,752
2,093	*	Omega Protein Corp	8,498
2,097	*	Overhill Farms, Inc	11,051
1,810	*	Peet's Coffee & Tea, Inc	45,612
18,174		Pepsi Bottling Group, Inc	615,008
7,437		PepsiAmericas, Inc	199,386
202,206		PepsiCo, Inc	11,113,241
7,337	*	Ralcorp Holdings, Inc	446,970
21,903		Reynolds American, Inc	845,894
2,706		Sanderson Farms, Inc	121,770
90,798		Sara Lee Corp	886,188
829	*	Seneca Foods Corp	27,705
8,176	*	Smart Balance, Inc	55,679
15,648	*	Smithfield Foods, Inc	218,603
3,396		Tootsie Roll Industries, Inc	77,055
4,117	*	TreeHouse Foods, Inc	118,446
38,839		Tyson Foods, Inc (Class A)	489,760
		TOTAL FOOD AND KINDRED PRODUCTS	51,635,835

FOOD STORES - 0.33%
259		Arden Group, Inc (Class A)	32,401
3,643	*	Great Atlantic & Pacific Tea Co, Inc	15,483
1,440		Ingles Markets, Inc (Class A)	21,946
84,723		Kroger Co	1,868,142
3,473	*	Panera Bread Co (Class A)	173,164
2,954	*	Pantry, Inc	49,036

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,464		Ruddick Corp	$128,022
55,333		Safeway, Inc	1,127,133
28,815		Supervalu, Inc	373,154
974	*	Susser Holdings Corp	10,899
1,257		Village Super Market (Class A)	37,396
1,431		Weis Markets, Inc	47,967
14,196	*	Whole Foods Market, Inc	269,440
6,782	*	Winn-Dixie Stores, Inc	85,046
		TOTAL FOOD STORES	4,239,229

FORESTRY - 0.09%
10,092		Rayonier, Inc	366,844
27,155		Weyerhaeuser Co	826,327
		TOTAL FORESTRY	1,193,171

FURNITURE AND FIXTURES - 0.13%
1,195	*	Astronics Corp	12,416
2,952		Ethan Allen Interiors, Inc	30,583
5,835		Furniture Brands International, Inc	17,680
7,317		Herman Miller, Inc	112,243
8,168		Hill-Rom Holdings, Inc	132,485
5,834		HNI Corp	105,362
1,401		Hooker Furniture Corp	16,083
4,080		Kimball International, Inc (Class B)	25,459
7,999	*	Kinetic Concepts, Inc	217,973
6,824		La-Z-Boy, Inc	32,209
19,930		Leggett & Platt, Inc	303,534
46,932		Masco Corp	449,609
8,861	*	Sealy Corp	17,368
1,340	*	Stanley Furniture Co, Inc	14,459
8,115		Steelcase, Inc (Class A)	47,229
9,318		Tempur-Pedic International, Inc	121,786
		TOTAL FURNITURE AND FIXTURES	1,656,478

FURNITURE AND HOME FURNISHINGS STORES - 0.27%
33,805	*	Bed Bath & Beyond, Inc	1,039,504
43,775		Best Buy Co, Inc	1,466,024
21,371	*	GameStop Corp (Class A)	470,376
1,921		Haverty Furniture Cos, Inc	17,577
1,442	*	hhgregg, Inc	21,861
7,960		Knoll, Inc	60,337
11,762	*	Pier 1 Imports, Inc	23,406
15,790		RadioShack Corp	220,428
995	*	Rex Stores Corp	10,010
2,562	*	Tuesday Morning Corp	8,634
12,291		Williams-Sonoma, Inc	145,894
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,484,051

GENERAL BUILDING CONTRACTORS - 0.19%
200	*	Amrep Corp	2,206
976	*	Avatar Holdings, Inc	17,734
9,179	*	Beazer Homes USA, Inc	16,798

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,171		Brookfield Homes Corp	$4,684
716	*	Cavco Industries, Inc	18,136
16,772		Centex Corp	141,891
36,032		DR Horton, Inc	337,260
6,699	*	Hovnanian Enterprises, Inc (Class A)	15,810
9,886		KB Home	135,240
18,002		Lennar Corp (Class A)	174,439
1,746	*	M/I Homes, Inc	17,093
3,103		McGrath RentCorp	59,143
4,852		MDC Holdings, Inc	146,094
3,764	*	Meritage Homes Corp	70,989
752	*	NVR, Inc	377,797
3,635	*	Perini Corp	63,104
27,837		Pulte Homes, Inc	245,801
5,596		Ryland Group, Inc	93,789
15,051	*	Standard-Pacific Corp	30,554
2,075	*	Team, Inc	32,515
17,195	*	Toll Brothers, Inc	291,799
6,920		Walter Industries, Inc	250,781
		TOTAL GENERAL BUILDING CONTRACTORS	2,543,657

GENERAL MERCHANDISE STORES - 1.97%
6,473	*	99 Cents Only Stores	87,903
10,746	*	Big Lots, Inc	225,988
7,158	*	BJ's Wholesale Club, Inc	230,702
6,599		Casey's General Stores, Inc	169,528
1,986	*	Conn's, Inc	24,825
56,454		Costco Wholesale Corp	2,579,948
7,361		Dillard's, Inc (Class A)	67,721
18,221		Family Dollar Stores, Inc	515,654
6,428		Fred's, Inc (Class A)	80,993
28,897		JC Penney Co, Inc	829,633
54,432		Macy's, Inc	640,120
4,884	*	Retail Ventures, Inc	10,647
16,370	*	Saks, Inc	72,519
6,462	*	Sears Holdings Corp	429,852
3,381	*	Stein Mart, Inc	29,956
97,670		Target Corp	3,855,035
53,666		TJX Companies, Inc	1,688,332
287,136		Wal-Mart Stores, Inc	13,908,869
		TOTAL GENERAL MERCHANDISE STORES	25,448,225

HEALTH SERVICES - 1.21%
3,355	*	Alliance Imaging, Inc	24,592
5,849	*	Allied Healthcare International, Inc	12,692
1,251	*	Almost Family, Inc	32,664
3,547	*	Amedisys, Inc	117,122
1,085	*	America Service Group, Inc	17,436
1,669	*	American Dental Partners, Inc	15,138
39,716		AmerisourceBergen Corp	704,562
3,939	*	Amsurg Corp	84,452
1,207	*	Assisted Living Concepts, Inc (A Shares)	17,562

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,997	*	Bio-Reference Labs, Inc	$63,125
5,129		Brookdale Senior Living, Inc	49,956
1,339	*	China Sky One Medical, Inc	18,050
12,057	*	Community Health Systems, Inc	304,439
3,983	*	Continucare Corp	9,280
729	*	Corvel Corp	16,599
8,375	*	Covance, Inc	412,050
19,286	*	Coventry Health Care, Inc	360,841
4,057	*	Cross Country Healthcare, Inc	27,872
4,692	*	CryoLife, Inc	25,994
13,430	*	DaVita, Inc	664,248
7,171	*	Edwards Lifesciences Corp	487,843
3,179	*	eHealth, Inc	56,142
2,244	*	Emeritus Corp	29,643
1,159		Ensign Group, Inc	16,493
2,685	*	Enzo Biochem, Inc	11,895
31,953	*	Express Scripts, Inc	2,196,770
2,300	*	Genomic Health, Inc	39,859
2,191	*	Genoptix, Inc	70,090
3,932	*	Gentiva Health Services, Inc	64,721
3,175	*	Health Grades, Inc	12,414
31,898	*	Health Management Associates, Inc (Class A)	157,576
11,871	*	Healthsouth Corp	171,417
4,492	*	Healthways, Inc	60,417
13,542	*	Immunomedics, Inc	34,397
2,105	*	IPC The Hospitalist Co, Inc	56,182
5,060	*	Kindred Healthcare, Inc	62,592
14,074	*	Laboratory Corp of America Holdings	954,076
2,013	*	LCA-Vision, Inc	8,495
2,034	*	LHC Group, Inc	45,175
1,002	*	Life Sciences Research, Inc	7,184
6,971	*	LifePoint Hospitals, Inc	182,989
8,921	*	Lincare Holdings, Inc	209,822
4,644	*	Magellan Health Services, Inc	152,416
35,402		McKesson Corp	1,557,688
1,957	*	Medcath Corp	23,014
62,661	*	Medco Health Solutions, Inc	2,857,969
1,055		National Healthcare Corp	40,027
12,169	*	Nektar Therapeutics	78,855
2,230	*	Nighthawk Radiology Holdings, Inc	8,251
2,714	*	NovaMed, Inc	10,720
4,576	*	Odyssey HealthCare, Inc	47,041
15,027		Omnicare, Inc	387,096
5,993	*	Pediatrix Medical Group, Inc	252,485
13,911		Pharmaceutical Product Development, Inc	323,013
7,268	*	Psychiatric Solutions, Inc	165,274
20,184		Quest Diagnostics, Inc	1,138,983
2,601	*	RehabCare Group, Inc	62,242
2,181	*	Skilled Healthcare Group, Inc (Class A)	16,358
6,161	*	Sun Healthcare Group, Inc	51,999
4,756	*	Sunrise Senior Living, Inc	7,847
61,553	*	Tenet Healthcare Corp	173,579

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,991		Universal Health Services, Inc (Class B)	$292,660
1,324	*	US Physical Therapy, Inc	19,529
202	*	Virtual Radiologic Corp	1,824
		TOTAL HEALTH SERVICES	15,583,736

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
909	*	Broadwind Energy, Inc	10,290
3,665	*	Comverge, Inc	44,347
4,258		Granite Construction, Inc	141,707
4,740		Great Lakes Dredge & Dock Corp	22,657
1,627	*	LB Foster Co (Class A)	48,924
3,111	*	Matrix Service Co	35,714
2,246	*	MYR Group, Inc	45,414
2,779	*	Orion Marine Group, Inc	52,801
1,320	*	Sterling Construction Co, Inc	20,143
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	421,997

HOLDING AND OTHER INVESTMENT OFFICES - 2.90%
4,686		Acadia Realty Trust	61,152
5,357	*	Affiliated Managers Group, Inc	311,724
1,028		Agree Realty Corp	18,843
272		Alexander's, Inc	73,331
4,944		Alexandria Real Estate Equities, Inc	176,946
25,764		Allied Capital Corp	89,659
18,980		AMB Property Corp	357,014
6,705		American Campus Communities, Inc	148,717
1,107		American Capital Agency Corp	25,428
70,692		Annaly Mortgage Management, Inc	1,070,277
9,643		Anthracite Capital, Inc	5,979
13,690		Anworth Mortgage Asset Corp	98,705
15,200		Apartment Investment & Management Co (Class A)	134,520
9,144		Ashford Hospitality Trust, Inc	25,695
1,546		Associated Estates Realty Corp	9,214
10,297		AvalonBay Communities, Inc	576,014
12,756		BioMed Realty Trust, Inc	130,494
15,763		Boston Properties, Inc	751,895
16,672		Brandywine Realty Trust	124,206
6,635		BRE Properties, Inc (Class A)	157,648
8,581		Camden Property Trust	236,836
1,479	*	Cape Bancorp, Inc	12,764
5,045		Capital Lease Funding, Inc	13,924
387		Capital Southwest Corp	27,999
7,837		Capstead Mortgage Corp	99,608
1,512		Care Investment Trust, Inc	7,862
9,589		CBL & Associates Properties, Inc	51,685
5,900		Cedar Shopping Centers, Inc	26,668
716		Cherokee, Inc	14,191
3,528		Cogdell Spencer, Inc	15,135
6,149		Colonial Properties Trust	45,503
7,386		Corporate Office Properties Trust	216,631
5,310		Cousins Properties, Inc	45,135
3,359		Danvers Bancorp, Inc	45,179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
24,672		DCT Industrial Trust, Inc	$100,662
17,966		Developers Diversified Realty Corp	87,674
14,803		DiamondRock Hospitality Co	92,667
9,763		Digital Realty Trust, Inc	350,004
15,480		Douglas Emmett, Inc	139,165
28,851		Duke Realty Corp	253,023
1,528		Dynex Capital, Inc	12,530
3,284		EastGroup Properties, Inc	108,438
2,323		Education Realty Trust, Inc	9,966
4,461		Entertainment Properties Trust	91,897
2,708		Equity Lifestyle Properties, Inc	100,683
4,118		Equity One, Inc	54,605
35,393		Equity Residential	786,786
3,513		Essex Property Trust, Inc	218,614
11,183		Extra Space Storage, Inc	93,378
7,679		Federal Realty Investment Trust	395,622
14,398		FelCor Lodging Trust, Inc	35,419
7,724		First Industrial Realty Trust, Inc	33,599
3,532		First Potomac Realty Trust	34,437
8,500		Franklin Street Properties Corp	112,625
1,930		Getty Realty Corp	36,419
2,385		Gladstone Capital Corp	17,959
1,129		Gladstone Commercial Corp	14,632
5,453		Glimcher Realty Trust	15,814
6,634		Gramercy Capital Corp	10,681
2,695	*	Harris & Harris Group, Inc	15,712
3,449		Hatteras Financial Corp	98,607
35,362		HCP, Inc	749,321
14,442		Health Care REIT, Inc	492,472
7,698		Healthcare Realty Trust, Inc	129,557
6,357		Hersha Hospitality Trust	15,765
9,208		Highwoods Properties, Inc	205,983
5,755	*	Hilltop Holdings, Inc	68,312
4,261		Home Properties, Inc	145,300
12,192		Hospitality Properties Trust	144,963
78,454		Host Marriott Corp	658,229
29,181		HRPT Properties Trust	118,475
9,071		Inland Real Estate Corp	63,497
7,653		Investors Real Estate Trust	68,035
263,292		iShares Russell 3000 Index Fund	14,173,007
14,652	*	iStar Financial, Inc	41,612
4,712		Kilroy Realty Corp	96,784
48,882		Kimco Realty Corp	491,264
3,657		Kite Realty Group Trust	10,678
6,928		LaSalle Hotel Properties	85,492
13,412		Lexington Corporate Properties Trust	45,601
13,495		Liberty Property Trust	310,925
4,378		LTC Properties, Inc	89,530
10,222		Macerich Co	180,009
10,138		Mack-Cali Realty Corp	231,146
914	*	Main Street Capital Corp	12,513
10,382		Medical Properties Trust, Inc	63,019

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
27,619		MFA Mortgage Investments, Inc	$191,123
3,651		Mid-America Apartment Communities, Inc	134,028
2,132		Mission West Properties, Inc	14,562
3,849		Monmouth Real Estate Investment Corp (Class A)	22,555
2,771		MVC Capital, Inc	23,443
3,376		National Health Investors, Inc	90,173
10,103		National Retail Properties, Inc	175,287
13,127		Nationwide Health Properties, Inc	337,889
7,504		NorthStar Realty Finance Corp	21,236
10,658		Omega Healthcare Investors, Inc	165,412
3,412		Parkway Properties, Inc	44,356
5,663		Pennsylvania Real Estate Investment Trust	28,315
21,131		Plum Creek Timber Co, Inc	629,281
5,768		Post Properties, Inc	77,522
5,184		Potlatch Corp	125,919
57,530		Prologis	463,692
5,470		Prospect Capital Corp	50,324
1,958		PS Business Parks, Inc	94,846
17,441		Public Storage, Inc	1,142,036
8,855		RAIT Investment Trust	12,131
2,353		Ramco-Gershenson Properties	23,554
13,175		Realty Income Corp	288,796
9,942		Redwood Trust, Inc	146,744
10,382		Regency Centers Corp	362,436
2,885		Resource Capital Corp	9,232
1,219		Saul Centers, Inc	36,046
15,555		Senior Housing Properties Trust	253,858
30,852		Simon Property Group, Inc	1,586,717
9,754		SL Green Realty Corp	223,757
2,928		Sovran Self Storage, Inc	72,029
1,424	*	SRS Labs, Inc	9,470
19,933		Strategic Hotels & Resorts, Inc	22,126
2,114		Sun Communities, Inc	29,131
9,769		Sunstone Hotel Investors, Inc	52,264
4,608		Tanger Factory Outlet Centers, Inc	149,437
6,878		Taubman Centers, Inc	184,743
19,484		UDR, Inc	201,270
1,151		UMH Properties, Inc	9,173
2,001		Universal Health Realty Income Trust	63,072
2,642		Urstadt Biddle Properties, Inc (Class A)	37,199
5,592		U-Store-It Trust	27,401
20,133		Ventas, Inc	601,171
38,112		Virgin Media, Inc	356,347
1,018	*	Virtus Investment Partners, Inc	14,954
19,853		Vornado Realty Trust	893,981
8,342		WABCO Holdings, Inc	147,654
2,804	*	Walter Investment Management Corp	37,237
7,573		Washington Real Estate Investment Trust	169,408
13,552		Weingarten Realty Investors	196,640
900		Winthrop Realty Trust	8,037
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	37,277,702

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 0.24%
3,304		Ameristar Casinos, Inc	$62,875
5,191	*	Bluegreen Corp	13,081
7,647		Boyd Gaming Corp	65,000
3,826		Choice Hotels International, Inc	101,810
4,788	*	Gaylord Entertainment Co	60,855
4,680	*	Great Wolf Resorts, Inc	9,547
2,570	*	Isle of Capri Casinos, Inc	34,232
38,773	*	Las Vegas Sands Corp	304,756
2,030		Marcus Corp	21,356
38,525		Marriott International, Inc (Class A)	850,237
26,513	*	MGM Mirage	169,418
951	*	Monarch Casino & Resort, Inc	6,942
3,148	*	Morgans Hotel Group Co	12,057
10,845	*	Orient-Express Hotels Ltd (Class A)	92,074
1,967	*	Outdoor Channel Holdings, Inc	11,605
1,672	*	Red Lion Hotels Corp	8,026
24,018		Starwood Hotels & Resorts Worldwide, Inc	533,200
3,654	*	Vail Resorts, Inc	98,000
23,139		Wyndham Worldwide Corp	280,445
8,719		Wynn Resorts Ltd	307,781
		TOTAL HOTELS AND OTHER LODGING PLACES	3,043,297

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.29%
2,983	*	3PAR, Inc	36,989
2,373		Aaon, Inc	47,270
8,037		Actuant Corp (Class A)	98,051
11,867	*	AGCO Corp	344,973
699		Alamo Group, Inc	7,060
6,914	*	Allis-Chalmers Energy, Inc	15,971
2,657	*	Altra Holdings, Inc	19,901
1,082		Ampco-Pittsburgh Corp	25,373
172,916		Applied Materials, Inc	1,896,889
954	*	Argan, Inc	13,480
2,323	*	Astec Industries, Inc	68,970
7,785		Black & Decker Corp	223,118
2,281		Black Box Corp	76,345
4,309	*	Blount International, Inc	37,100
985	*	Bolt Technology Corp	11,071
6,555		Briggs & Stratton Corp	87,444
49,965	*	Brocade Communications Systems, Inc	390,726
7,493	*	Brooks Automation, Inc	33,569
9,920		Bucyrus International, Inc (Class A)	283,315
7,851		Carlisle Cos, Inc	188,738
1,378		Cascade Corp	21,676
78,167		Caterpillar, Inc	2,582,637
8,279	*	Cirrus Logic, Inc	37,256
5,145	*	Colfax Corp	39,719
2,552	*	Columbus McKinnon Corp	32,283
6,267	*	Cray, Inc	49,384
25,924		Cummins, Inc	912,784
5,715		Curtiss-Wright Corp	169,907

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,059	*	Cymer, Inc	$120,674
54,898		Deere & Co	2,193,175
222,693	*	Dell, Inc	3,057,575
8,367		Diebold, Inc	220,554
10,030		Donaldson Co, Inc	347,439
24,170		Dover Corp	799,785
10,685	*	Dresser-Rand Group, Inc	278,879
3,785	*	Dril-Quip, Inc	144,209
261,490	*	EMC Corp	3,425,519
10,818	*	Emulex Corp	105,800
6,271	*	Ener1, Inc	34,240
5,116	*	ENGlobal Corp	25,171
2,632	*	EnPro Industries, Inc	47,402
12,825	*	Entegris, Inc	34,884
9,915	*	Extreme Networks, Inc	19,830
2,058	*	Flanders Corp	12,574
3,885	*	Flow International Corp	9,130
7,313		Flowserve Corp	510,521
16,060	*	FMC Technologies, Inc	603,534
2,934	*	Fuel Tech, Inc	28,460
6,731	*	Gardner Denver, Inc	169,419
1,618		Gorman-Rupp Co	32,635
7,847		Graco, Inc	172,791
2,859		Graham Corp	38,025
965	*	Harbin Electric, Inc	15,093
310,587		Hewlett-Packard Co	12,004,188
592	*	Hurco Cos, Inc	9,253
10,738		IDEX Corp	263,833
5,014	*	Immersion Corp	24,769
8,630	*	Intermec, Inc	111,327
171,625		International Business Machines Corp	17,921,082
38,897		International Game Technology	618,462
3,013	*	Intevac, Inc	26,243
3,993	*	Isilon Systems, Inc	16,930
23,326		ITT Industries, Inc	1,038,007
24,795		Jabil Circuit, Inc	183,979
3,112		John Bean Technologies Corp	38,962
76,859		Johnson Controls, Inc	1,669,377
13,124		Joy Global, Inc	468,789
1,309	*	Kadant, Inc	14,779
4,331		Kaydon Corp	141,017
9,515		Kennametal, Inc	182,498
9,033	*	Kulicke & Soffa Industries, Inc	30,983
16,239	*	Lam Research Corp	422,214
6,155		Lennox International, Inc	197,637
9,747	*	Lexmark International, Inc (Class A)	154,490
1,433		Lindsay Manufacturing Co	47,432
1,777		Lufkin Industries, Inc	74,723
17,162		Manitowoc Co, Inc	90,272
1,685		Met-Pro Corp	18,232
10,459	*	Micros Systems, Inc	264,822
2,110	*	Middleby Corp	92,671

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,215		Modine Manufacturing Co	$15,432
595		Nacco Industries, Inc (Class A)	17,088
2,384	*	NATCO Group, Inc (Class A)	78,481
1,361	*	Natural Gas Services Group, Inc	18,101
6,148	*	Netezza Corp	51,151
4,968	*	Netgear, Inc	71,589
4,344		Nordson Corp	167,939
42,015		Northrop Grumman Corp	1,919,245
6,413	*	Oil States International, Inc	155,259
15,263		Pall Corp	405,385
17,675		Palm, Inc	292,875
26,843		Pitney Bowes, Inc	588,667
1,439	*	PMFG, Inc	12,678
1,106		Primoris Services Corp	8,207
27,783	*	Quantum Corp	23,060
3,486	*	Rackable Systems, Inc	15,826
51,546		Raytheon Co	2,290,189
2,785	*	RBC Bearings, Inc	56,953
2,264	*	Rimage Corp	37,605
7,242	*	Riverbed Technology, Inc	167,942
3,362		Robbins & Myers, Inc	64,719
11,830	*	Safeguard Scientifics, Inc	15,616
29,495	*	SanDisk Corp	433,282
1,058		Sauer-Danfoss, Inc	6,486
3,581	*	Scansource, Inc	87,806
8,322	*	Scientific Games Corp (Class A)	131,238
63,799		Seagate Technology, Inc	667,338
2,131	*,m	Seagate Technology, Inc	0
1,549	*	Semitool, Inc	7,156
3,329	*	Sigma Designs, Inc	53,397
6,413		SPX Corp	314,045
2,334		Standex International Corp	27,074
3,292	*	STEC, Inc	76,341
2,579	*	Super Micro Computer, Inc	19,755
1,414	*	T-3 Energy Services, Inc	16,841
1,732	*	Tecumseh Products Co (Class A)	16,818
2,288		Tennant Co	42,076
22,465	*	Teradata Corp	526,355
13,428	*	Terex Corp	162,076
37,576		Textron, Inc	362,984
12,597		Timken Co	215,157
4,625		Toro Co	138,288
934		Twin Disc, Inc	6,361
2,552	*	Ultratech, Inc	31,415
16,351	*	Varian Medical Systems, Inc	574,574
9,420	*	VeriFone Holdings, Inc	70,744
3,105		Watsco, Inc	151,928
29,164	*	Western Digital Corp	772,846
7,547		Woodward Governor Co	149,431
7,922	*	Zebra Technologies Corp (Class A)	187,435
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	68,049,542

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 3.59%
2,960	*	Abaxis, Inc	$60,798
4,993	*	Abiomed, Inc	44,038
5,062	*	Accuray, Inc	33,764
9,131	*	Affymetrix, Inc	54,147
44,533	*	Agilent Technologies, Inc	904,465
7,349	*	Align Technology, Inc	77,899
39,545		Allergan, Inc	1,881,551
3,717	*	Alphatec Holdings, Inc	12,340
9,693	*	American Medical Systems Holdings, Inc	153,149
1,195		American Science & Engineering, Inc	82,598
1,646		Analogic Corp	60,820
2,042	*	Anaren, Inc	36,103
3,593	*	Angiodynamics, Inc	47,679
1,785	*	Argon ST, Inc	36,717
2,179	*	Aspect Medical Systems, Inc	12,878
334		Atrion Corp	44,786
5,961	*	ATS Medical, Inc	19,612
1,414	*	Axsys Technologies, Inc	75,847
1,919		Badger Meter, Inc	78,679
13,094		Bard (C.R.), Inc	974,848
78,568		Baxter International, Inc	4,160,960
9,264		Beckman Coulter, Inc	529,345
31,119		Becton Dickinson & Co	2,219,096
2,518	*	Bio-Rad Laboratories, Inc (Class A)	190,059
195,349	*	Boston Scientific Corp	1,980,839
2,164	*	Bovie Medical Corp	18,848
6,313	*	Bruker BioSciences Corp	58,458
1,243	*	Cantel Medical Corp	20,174
2,200	*	Cardiac Science Corp	8,844
3,126	*	CardioNet, Inc	51,016
6,851	*	Cepheid, Inc	64,536
3,983	*	Clarient, Inc	14,817
2,681	*	Coherent, Inc	55,443
3,077		Cohu, Inc	27,631
3,896	*	Conmed Corp	60,466
5,775		Cooper Cos, Inc	142,816
1,698	*	Cutera, Inc	14,637
3,519	*	Cyberonics, Inc	58,521
854	*	Cynosure, Inc (Class A)	6,533
33,579		Danaher Corp	2,073,167
2,931	*	Delcath Systems, Inc	10,493
19,118		Dentsply International, Inc	583,481
5,637	*	Depomed, Inc	18,320
5,908	*	DexCom, Inc	36,571
2,510	*	Dionex Corp	153,185
815	*	DXP Enterprises, Inc	9,348
34,476		Eastman Kodak Co	102,049
2,242	*	Electro-Optical Sciences, Inc	17,465
97,592		Emerson Electric Co	3,161,982
5,762	*	Endologix, Inc	19,245
2,008	*	EnteroMedics, Inc	6,687

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,411	*	ESCO Technologies, Inc	$152,813
3,983	*	Esterline Technologies Corp	107,820
9,164	*	ev3, Inc	98,238
789	*	Exactech, Inc	11,441
2,437	*	FARO Technologies, Inc	37,847
5,046	*	FEI Co	115,553
1,318	*	FGX International Holdings Ltd	14,999
19,340	*	Flir Systems, Inc	436,310
6,633	*	Formfactor, Inc	114,353
5,812	*	Fossil, Inc	139,953
14,604		Garmin Ltd	347,868
3,428	*	Haemonetics Corp	195,396
4,321	*	Hanger Orthopedic Group, Inc	58,722
3,250	*	Harvard Bioscience, Inc	12,838
1,515	*	Herley Industries, Inc	16,620
8,064		Hillenbrand, Inc	134,185
33,310	*	Hologic, Inc	474,001
1,483	*	Home Diagnostics, Inc	9,106
1,707	*	ICU Medical, Inc	70,243
419	*	ICx Technologies, Inc	2,514
2,066	*	I-Flow Corp	14,338
3,047	*	II-VI, Inc	67,552
15,950	*	Illumina, Inc	621,093
3,467	*	Insulet Corp	26,696
2,180	*	Integra LifeSciences Holdings Corp	57,792
4,948	*	Intuitive Surgical, Inc	809,790
3,574		Invacare Corp	63,081
15,121	*	ION Geophysical Corp	38,861
2,036	*	IRIS International, Inc	24,025
4,236	*	ISTA Pharmaceuticals, Inc	17,791
5,126	*	Itron, Inc	282,289
3,573	*	Ixia	24,082
948	*	Kensey Nash Corp	24,847
22,043		Kla-Tencor Corp	556,586
7,852	*	Kopin Corp	28,817
268	*	K-Tron International, Inc	21,354
1,851	*	KVH Industries, Inc	12,642
9,771	*	L-1 Identity Solutions, Inc	75,628
1,362	*	LaBarge, Inc	12,626
1,735	*	MAKO Surgical Corp	15,650
6,574	*	Masimo Corp	158,499
1,147	*	Measurement Specialties, Inc	8,086
1,341	*	Medical Action Industries, Inc	15,354
145,388		Medtronic, Inc	5,072,586
3,400	*	Merit Medical Systems, Inc	55,420
4,417	*	Mettler-Toledo International, Inc	340,772
1,584	*	Micrus Endovascular Corp	14,319
7,156	*	Millipore Corp	502,423
3,609		Mine Safety Appliances Co	86,977
6,958	*	MKS Instruments, Inc	91,776
1,630		Movado Group, Inc	17,180
2,975		MTS Systems Corp	61,434

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,701		National Instruments Corp	$173,735
3,129	*	Natus Medical, Inc	36,109
2,454	*	Neogen Corp	71,117
4,256	*	Newport Corp	24,642
4,581	*	NuVasive, Inc	204,313
2,263	*	NxStage Medical, Inc	13,352
2,234	*	Orthofix International NV	55,872
7,270	*	Orthovita, Inc	37,441
381	*	OYO Geospace Corp	9,776
2,379	*	Palomar Medical Technologies, Inc	34,876
14,992		PerkinElmer, Inc	260,861
9,998	*	Resmed, Inc	407,219
1,284	*	Rochester Medical Corp	17,206
18,404		Rockwell Automation, Inc	591,136
20,717		Rockwell Collins, Inc	864,520
1,897	*	Rockwell Medical Technologies, Inc	14,322
4,337	*	Rofin-Sinar Technologies, Inc	86,783
11,785		Roper Industries, Inc	533,978
2,820	*	Rudolph Technologies, Inc	15,566
2,186	*	Sirona Dental Systems, Inc	43,698
1,386	*	Somanetics Corp	22,883
2,793	*	SonoSite, Inc	56,028
3,010	*	Spectranetics Corp	14,839
44,923	*	St. Jude Medical, Inc	1,846,335
8,250	*	Star Scientific, Inc	7,343
2,943	*	Stereotaxis, Inc	11,419
7,340		STERIS Corp	191,427
43,945		Stryker Corp	1,746,374
4,705	*	Symmetry Medical, Inc	43,851
1,402	*	Synovis Life Technologies, Inc	29,120
4,978		Techne Corp	317,646
4,584	*	Teledyne Technologies, Inc	150,126
22,236	*	Teradyne, Inc	152,539
54,469	*	Thermo Electron Corp	2,220,702
7,338	*	Thoratec Corp	196,512
1,404	*	Trans1, Inc	8,747
15,498	*	Trimble Navigation Ltd	304,226
399		Utah Medical Products, Inc	10,657
3,798	*	Varian, Inc	149,755
2,153	*	Vascular Solutions, Inc	16,836
4,134	*	Veeco Instruments, Inc	47,913
2,190	*	Vital Images, Inc	24,857
8,747	*	Vivus, Inc	53,182
6,579	*	Volcano Corp	91,974
12,669	*	Waters Corp	652,073
4,910	*	Wright Medical Group, Inc	79,837
112,291		Xerox Corp	727,646
727		Young Innovations, Inc	15,841
28,077	*	Zimmer Holdings, Inc	1,196,080
2,685	*	Zoll Medical Corp	51,928
1,695	*	Zygo Corp	7,899
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	46,282,053

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.32%
35,931		AON Corp	$1,360,707
13,016		Arthur J. Gallagher & Co	277,761
15,342		Brown & Brown, Inc	305,766
3,194	*	Crawford & Co (Class B)	15,331
42,182		Hartford Financial Services Group, Inc	500,700
850		Life Partners Holdings, Inc	12,053
67,854		Marsh & McLennan Cos, Inc	1,365,902
6,087		National Financial Partners Corp	44,557
1,032		White Mountains Insurance Group Ltd	236,235
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	4,119,012

INSURANCE CARRIERS - 3.26%
58,055		Aetna, Inc	1,454,278
60,717		Aflac, Inc	1,887,691
672	*	Alleghany Corp	182,112
6,315		Allied World Assurance Holdings Ltd	257,841
69,682		Allstate Corp	1,700,241
40,710		Ambac Financial Group, Inc	37,453
7,935		American Equity Investment Life Holding Co	44,277
11,140		American Financial Group, Inc	240,401
311,944		American International Group, Inc	361,855
1,920		American National Insurance Co	145,114
1,248		American Physicians Capital, Inc	48,872
810		American Physicians Service Group, Inc	18,379
1,178	*	American Safety Insurance Holdings Ltd	16,033
6,831	*	AMERIGROUP Corp	183,412
2,489	*	Amerisafe, Inc	38,729
2,306		Amtrust Financial Services, Inc	26,288
6,788	*	Arch Capital Group Ltd	397,641
4,019	*	Argo Group International Holdings Ltd	113,416
10,857		Aspen Insurance Holdings Ltd	242,545
15,402		Assurant, Inc	371,034
7,941		Assured Guaranty Ltd	98,310
18,397		Axis Capital Holdings Ltd	481,633
975		Baldwin & Lyons, Inc (Class B)	19,208
4,739	*	Catalyst Health Solutions, Inc	118,191
5,618	*	Centene Corp	112,248
45,718		Chubb Corp	1,823,233
35,421		Cigna Corp	853,292
18,685		Cincinnati Financial Corp	417,610
6,538	*	Citizens, Inc (Class A)	39,751
3,480		CNA Financial Corp	53,836
2,171	*	CNA Surety Corp	29,287
24,995	*	Conseco, Inc	59,238
5,567		Delphi Financial Group, Inc (Class A)	108,167
1,472		Donegal Group, Inc (Class A)	22,389
1,068		Eastern Insurance Holdings, Inc	10,050
358		EMC Insurance Group, Inc	7,450
6,574		Employers Holdings, Inc	89,078
6,277		Endurance Specialty Holdings Ltd	183,916

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
862	*	Enstar Group Ltd	$50,729
4,132		Erie Indemnity Co (Class A)	147,760
8,017		Everest Re Group Ltd	573,777
3,039		FBL Financial Group, Inc (Class A)	25,102
30,208		Fidelity National Title Group, Inc (Class A)	408,714
1,688	*	First Acceptance Corp	3,595
11,978		First American Corp	310,350
1,363		First Mercury Financial Corp	18,769
5,082		Flagstone Reinsurance Holdings Ltd	52,345
902	*	Fpic Insurance Group, Inc	27,619
56,164		Genworth Financial, Inc (Class A)	392,586
3,638	*	Greenlight Capital Re Ltd (Class A)	62,974
1,260	*	Hallmark Financial Services	9,009
6,605		Hanover Insurance Group, Inc	251,717
2,025		Harleysville Group, Inc	57,146
14,586		HCC Insurance Holdings, Inc	350,210
13,263	*	Health Net, Inc	206,240
5,835	*	Healthspring, Inc	63,368
5,092		Horace Mann Educators Corp	50,767
21,842	*	Humana, Inc	704,623
675		Independence Holding Co	4,293
2,241		Infinity Property & Casualty Corp	81,707
7,182		IPC Holdings Ltd	196,356
387		Kansas City Life Insurance Co	10,414
24,205		Leucadia National Corp	510,483
33,574		Lincoln National Corp	577,809
42,156		Loews Corp	1,155,074
5,473		Maiden Holdings Ltd	35,903
1,275	*	Markel Corp	359,168
6,214		Max Re Capital Ltd	114,710
17,230	*	MBIA, Inc	74,606
7,466		Meadowbrook Insurance Group, Inc	48,753
700		Mercer Insurance Group, Inc	11,130
3,472		Mercury General Corp	116,069
74,874		Metlife, Inc	2,246,968
5,145	*	Metropolitan Health Networks, Inc	10,341
17,122		MGIC Investment Corp	75,337
1,846	*	Molina Healthcare, Inc	44,156
10,728		Montpelier Re Holdings Ltd	142,575
1,259		National Interstate Corp	19,112
293		National Western Life Insurance Co (Class A)	34,208
1,719	*	Navigators Group, Inc	76,375
529		NYMAGIC, Inc	7,343
2,219		Odyssey Re Holdings Corp	88,716
30,715		Old Republic International Corp	302,543
2,838		OneBeacon Insurance Group Ltd (Class A)	33,176
7,153		PartnerRe Ltd	464,587
19,204		Phoenix Cos, Inc	32,071
6,538		Platinum Underwriters Holdings Ltd	186,921
3,736	*	PMA Capital Corp (Class A)	16,999
13,562		PMI Group, Inc	26,853
2,046		Presidential Life Corp	15,488

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,955	*	Primus Guaranty Ltd	$9,334
40,365		Principal Financial Group	760,477
4,187	*	ProAssurance Corp	193,481
88,467		Progressive Corp	1,336,736
11,141		Protective Life Corp	127,453
55,122		Prudential Financial, Inc	2,051,640
10,944		Radian Group, Inc	29,768
2,351	*	RadNet, Inc	5,290
9,103		Reinsurance Group of America, Inc (Class A)	317,786
7,967		RenaissanceRe Holdings Ltd	370,784
2,542		RLI Corp	113,882
2,069		Safety Insurance Group, Inc	63,229
2,764	*	SeaBright Insurance Holdings, Inc	27,999
7,228		Selective Insurance Group, Inc	92,302
6,386		Stancorp Financial Group, Inc	183,150
1,773		State Auto Financial Corp	31,028
2,253		Stewart Information Services Corp	32,105
10,921		Torchmark Corp	404,514
5,266		Tower Group, Inc	130,491
3,624		Transatlantic Holdings, Inc	157,028
76,046		Travelers Cos, Inc	3,120,927
2,648	*	Triple-S Management Corp (Class B)	41,282
4,504	*	United America Indemnity Ltd (Class A)	21,574
2,585		United Fire & Casualty Co	44,333
154,478		UnitedHealth Group, Inc	3,858,860
5,508		Unitrin, Inc	66,206
3,792	*	Universal American Financial Corp	33,066
1,705	*	Universal Insurance Holdings, Inc	8,559
43,208		UnumProvident Corp	685,279
5,159		Validus Holdings Ltd	113,395
17,264		W.R. Berkley Corp	370,658
5,450	*	WellCare Health Plans, Inc	100,771
62,942	*	WellPoint, Inc	3,203,118
199		Wesco Financial Corp	57,909
44,362		XL Capital Ltd (Class A)	508,389
4,822		Zenith National Insurance Corp	104,830
		TOTAL INSURANCE CARRIERS	41,959,776

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
2,084	*	China Fire & Security Group, Inc	25,362
14,866	*	Corrections Corp of America	252,573
6,685	*	Geo Group, Inc	124,208
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	402,143

LEATHER AND LEATHER PRODUCTS - 0.13%
41,171		Coach, Inc	1,106,677
11,920	*	CROCS, Inc	40,528
2,366	*	Genesco, Inc	44,410
7,753	*	Iconix Brand Group, Inc	119,241
2,047	*	Steven Madden Ltd	52,096
6,438	*	Timberland Co (Class A)	85,432
1,327		Weyco Group, Inc	30,640

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,340		Wolverine World Wide, Inc	$139,861
		TOTAL LEATHER AND LEATHER PRODUCTS	1,618,885

LEGAL SERVICES - 0.03%
6,558	*	FTI Consulting, Inc	332,621
1,106	*	Pre-Paid Legal Services, Inc	48,211
		TOTAL LEGAL SERVICES	380,832

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
1,565	*	Emergency Medical Services Corp (Class A)	57,623
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	57,623

LUMBER AND WOOD PRODUCTS - 0.01%
1,343		American Woodmark Corp	32,165
1,658		Deltic Timber Corp	58,809
11,789	*	Louisiana-Pacific Corp	40,318
709		Skyline Corp	15,421
2,441		Universal Forest Products, Inc	80,773
		TOTAL LUMBER AND WOOD PRODUCTS	227,486

METAL MINING - 0.53%
6,342	*	Allied Nevada Gold Corp	51,117
16,720		Cleveland-Cliffs, Inc	409,138
8,663	*	Coeur d'Alene Mines Corp	106,555
5,876		Foundation Coal Holdings, Inc	165,174
53,470		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,679,382
28,308	*	Hecla Mining Co	75,865
62,033		Newmont Mining Corp	2,535,289
8,615	*	Paramount Gold and Silver Corp	13,095
8,512	*	Patriot Coal Corp	54,307
6,732	*	Rosetta Resources, Inc	58,905
4,726		Royal Gold, Inc	197,074
4,822	*	ShengdaTech, Inc	18,179
23,121		Southern Copper Corp	472,593
5,111	*	Stillwater Mining Co	29,184
6,264	*	Uranerz Energy Corp	11,776
10,386	*	US Gold Corp	27,419
		TOTAL METAL MINING	6,905,052

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
2,351		Armstrong World Industries, Inc	38,768
661		Blyth, Inc	21,674
9,582		Callaway Golf Co	48,581
3,991		Daktronics, Inc	30,731
15,917		Hasbro, Inc	385,828
5,349	*	Intrepid Potash, Inc	150,200
3,384	*	Jakks Pacific, Inc	43,417
11,151	*	Jarden Corp	209,081
3,206	*	Leapfrog Enterprises, Inc	7,342
589		Marine Products Corp	2,209
46,907		Mattel, Inc	752,857

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
674	*	Oil-Dri Corp of America	$10,009
2,015	*	RC2 Corp	26,658
6,954	*	Shuffle Master, Inc	45,966
773	*	Steinway Musical Instruments, Inc	8,271
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,781,592

MISCELLANEOUS RETAIL - 1.52%
3,043	*	1-800-FLOWERS.COM, Inc (Class A)	5,843
2,597	*	Allion Healthcare, Inc	15,452
42,681	*	Amazon.com, Inc	3,570,693
4,851		Barnes & Noble, Inc	100,076
2,789		Big 5 Sporting Goods Corp	30,846
1,664	*	Blue Nile, Inc	71,535
6,118	*	Borders Group, Inc	22,514
1,412	*	Build-A-Bear Workshop, Inc	6,312
4,945	*	Cabela's, Inc	60,824
3,852		Cash America International, Inc	90,099
7,525	*	CKX, Inc	53,352
6,419	*	Coldwater Creek, Inc	38,899
188,549		CVS Corp	6,009,057
11,390	*	Dick's Sporting Goods, Inc	195,908
11,601	*	Dollar Tree, Inc	488,402
9,521	*	Drugstore.Com	17,328
5,248	*	Ezcorp, Inc (Class A)	56,573
1,259	*	Fuqi International, Inc	26,074
2,837	*	GSI Commerce, Inc	40,427
3,730	*	Hibbett Sports, Inc	67,140
5,105	*	HSN, Inc	53,960
3,430	*	Jo-Ann Stores, Inc	70,898
1,561	*	Kirkland's, Inc	18,748
6,109	*	Marvel Entertainment, Inc	217,419
5,687		MSC Industrial Direct Co (Class A)	201,775
3,938		Nutri/System, Inc	57,101
36,102	*	Office Depot, Inc	164,625
8,862		OfficeMax, Inc	55,653
2,090	*	Overstock.com, Inc	24,996
1,197	*	PC Mall, Inc	8,092
16,262		Petsmart, Inc	348,983
5,407	*	Priceline.com, Inc	603,151
2,097		Pricesmart, Inc	35,125
75,461	*	Rite Aid Corp	113,946
2,731	*	Shutterfly, Inc	38,097
11,099		Signet Jewelers Ltd	231,081
1,595	*	Stamps.com, Inc	13,526
92,513		Staples, Inc	1,865,987
1,478		Systemax, Inc	17,603
16,242		Tiffany & Co	411,897
128,643		Walgreen Co	3,782,104
3,822		World Fuel Services Corp	157,581
5,873	*	Zale Corp	20,203
2,519	*	Zumiez, Inc	20,177
		TOTAL MISCELLANEOUS RETAIL	19,500,082

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.66%
1,582	*	Ascent Media Corp (Series A)	$42,050
4,057	*	Avid Technology, Inc	54,404
1,462	*	Carmike Cinemas, Inc	12,252
3,892		Cinemark Holdings, Inc	44,057
36,497	*	Discovery Communications, Inc (Class C)	749,283
9,418	*	DreamWorks Animation SKG, Inc (Class A)	259,843
1,564	*	Gaiam, Inc (Class A)	8,555
12,989	*	Macrovision Solutions Corp	283,290
5,561		National CineMedia, Inc	76,519
295,702		News Corp (Class A)	2,693,845
10,943		Regal Entertainment Group (Class A)	145,432
1,223	*	Rentrak Corp	20,094
155,082		Time Warner, Inc	3,906,516
18,707	*	tw telecom inc (Class A)	192,121
		TOTAL MOTION PICTURES	8,488,261

NONDEPOSITORY INSTITUTIONS - 0.62%
6,039		Advance America Cash Advance Centers, Inc	26,753
29,613		American Capital Ltd	95,058
131,770		American Express Co	3,062,334
12,250	*	AmeriCredit Corp	165,988
18,555		Apollo Investment Corp	111,330
12,577		Ares Capital Corp	101,371
405		BlackRock Kelso Capital Corp	2,523
7,063	*	Boise, Inc	12,148
58,648		Capital One Financial Corp	1,283,218
29,945		CapitalSource, Inc	146,132
87,209		Chimera Investment Corp	304,359
52,102		CIT Group, Inc	112,019
2,059	*	CompuCredit Corp	4,736
820	*	Credit Acceptance Corp	17,917
63,026		Discover Financial Services	647,277
4,463	*	Doral Financial Corp	11,158
1,573	*	Encore Capital Group, Inc	20,842
3,883		Financial Federal Corp	79,796
2,987	*	First Cash Financial Services, Inc	52,332
8,315	*	First Marblehead Corp	16,796
2,486		Gladstone Investment Corp	12,007
24,636		GLG Partners, Inc	100,761
10,264	*	Heckmann Corp	38,490
4,585		Hercules Technology Growth Capital, Inc	38,331
2,967	*	Information Services Group, Inc	8,931
4,907		Kohlberg Capital Corp	31,012
12,436		Lender Processing Services, Inc	345,347
8,726	*	MCG Capital Corp	21,204
1,650		Medallion Financial Corp	12,623
3,357	*	Mercadolibre, Inc	90,236
2,474	*	Nelnet, Inc (Class A)	33,622
1,701	*	NewStar Financial, Inc	3,249
2,416		NGP Capital Resources Co	14,182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,034	*	Ocwen Financial Corp	$65,291
2,088		PennantPark Investment Corp	14,825
6,772	*	PHH Corp	123,115
60,793	*	SLM Corp	624,344
408		Student Loan Corp	15,178
3,545		TICC Capital Corp	15,633
669	*	Tree.com, Inc	6,422
968	*	Triangle Capital Corp	10,571
1,952	*	World Acceptance Corp	38,864
		TOTAL NONDEPOSITORY INSTITUTIONS	7,938,325

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
3,417		AMCOL International Corp	73,739
4,883	*	Cardium Therapeutics, Inc	9,034
4,172		Compass Minerals International, Inc	229,085
9,018	*	General Moly, Inc	20,020
230	*	United States Lime & Minerals, Inc	9,757
14,219		Vulcan Materials Co	612,838
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	954,473

OIL AND GAS EXTRACTION - 4.38%
64,612		Anadarko Petroleum Corp	2,932,739
43,609		Apache Corp	3,146,389
793		APCO Argentina, Inc	15,249
1,024	*	Approach Resources, Inc	7,066
4,975	*	Arena Resources, Inc	158,454
4,937		Atlas America, Inc	88,224
4,644	*	ATP Oil & Gas Corp	32,322
7,382	*	Atwood Oceanics, Inc	183,886
40,105		Baker Hughes, Inc	1,461,426
4,274	*	Basic Energy Services, Inc	29,191
5,782		Berry Petroleum Co (Class A)	107,487
4,983	*	Bill Barrett Corp	136,833
37,943		BJ Services Co	517,163
10,529	*	Boots & Coots, Inc	14,635
10,105	*	Brigham Exploration Co	35,266
3,630	*	Bronco Drilling Co, Inc	15,536
13,217		Cabot Oil & Gas Corp	404,969
5,283	*	Cal Dive International, Inc	45,592
27,944	*	Cameron International Corp	790,815
3,623	*	Carrizo Oil & Gas, Inc	62,134
11,138	*	Cheniere Energy, Inc	32,746
81,317		Chesapeake Energy Corp	1,612,516
10,515		Cimarex Energy Co	297,995
614	*	Clayton Williams Energy, Inc	11,586
3,296	*	CNX Gas Corp	86,586
8,804	*	Complete Production Services, Inc	55,993
5,881	*	Comstock Resources, Inc	194,367
9,678	*	Concho Resources, Inc	277,662
1,680	*	Contango Oil & Gas Co	71,383
4,202	*	Continental Resources, Inc	116,606
887	*	CREDO Petroleum Corp	9,473

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
858	*	Dawson Geophysical Co	$25,611
25,397	*	Delta Petroleum Corp	49,016
32,106	*	Denbury Resources, Inc	472,921
57,791		Devon Energy Corp	3,149,610
8,997		Diamond Offshore Drilling, Inc	747,201
6,680	*	Encore Acquisition Co	206,078
12,821	*	Endeavour International Corp	17,437
4,349	*	Energy Recovery, Inc	30,791
18,422		ENSCO International, Inc	642,375
32,461		EOG Resources, Inc	2,204,751
17,009		Equitable Resources, Inc	593,784
18,601	*	EXCO Resources, Inc	240,325
7,973	*	Exterran Holdings, Inc	127,887
14,503	*	Forest Oil Corp	216,385
3,859	*	FX Energy, Inc	14,626
652	*	Geokinetics, Inc	8,900
1,428	*	Georesources, Inc	14,566
13,946	*	Global Industries Ltd	78,934
3,180	*	GMX Resources, Inc	33,835
3,236	*	Goodrich Petroleum Corp	79,573
2,968	*	Gulfport Energy Corp	20,331
116,388		Halliburton Co	2,409,232
4,650	*	Harvest Natural Resources, Inc	20,507
13,120	*	Helix Energy Solutions Group, Inc	142,614
13,442		Helmerich & Payne, Inc	414,955
13,699	*	Hercules Offshore, Inc	54,385
139	*	Isramco, Inc	14,808
1,025		Kayne Anderson Energy Development Co	13,592
17,653	*	Key Energy Services, Inc	101,681
11,413	*	Mariner Energy, Inc	134,103
9,611	*	McMoRan Exploration Co	57,282
36,260	*	Nabors Industries Ltd	564,931
54,229	*	National Oilwell Varco, Inc	1,771,119
16,992	*	Newfield Exploration Co	555,129
11,506	*	Newpark Resources, Inc	32,792
22,355		Noble Energy, Inc	1,318,274
3,656	*	Northern Oil And Gas, Inc	23,289
105,273		Occidental Petroleum Corp	6,928,016
7,100	*	Oceaneering International, Inc	320,920
20,610	*	Oilsands Quest, Inc	19,786
839		Panhandle Oil and Gas, Inc (Class A)	16,470
13,590	*	Parallel Petroleum Corp	26,365
14,520	*	Parker Drilling Co	63,017
19,984		Patterson-UTI Energy, Inc	256,994
5,835		Penn Virginia Corp	95,519
35,820	*	PetroHawk Energy Corp	798,786
1,930	*	Petroleum Development Corp	30,282
6,790	*	Petroquest Energy, Inc	25,055
6,202	*	Pioneer Drilling Co	29,708
14,840		Pioneer Natural Resources Co	378,420
15,571	*	Plains Exploration & Production Co	426,023
2,134	*	PowerSecure International, Inc	9,091

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
22,221	*	Pride International, Inc	$556,858
15,275	*	Quicksilver Resources, Inc	141,905
20,027		Range Resources Corp	829,318
4,567	*	Rex Energy Corp	26,032
14,700		Rowan Cos, Inc	284,004
3,480		RPC, Inc	29,058
155,383		Schlumberger Ltd	8,407,773
2,687	*	SEACOR Holdings, Inc	202,170
28,462		Smith International, Inc	732,897
44,498	*	Southwestern Energy Co	1,728,747
8,106		St. Mary Land & Exploration Co	169,172
5,313	*	Stone Energy Corp	39,422
10,362	*	Sulphco, Inc	9,533
10,423	*	Superior Energy Services	180,005
2,145	*	Superior Well Services, Inc	12,763
3,682	*	Swift Energy Co	61,305
8,467	*	Syntroleum Corp	18,712
9,129	*	Tetra Technologies, Inc	72,667
1,676	*	TGC Industries, Inc	8,162
6,759		Tidewater, Inc	289,758
2,463		Toreador Resources Corp	16,502
1,437	*	Union Drilling, Inc	9,513
5,395	*	Unit Corp	148,740
8,415	*	Vaalco Energy, Inc	35,595
3,880	*	Venoco, Inc	29,760
4,456		W&T Offshore, Inc	43,401
7,282	*	Warren Resources, Inc	17,841
6,449	*	Whiting Petroleum Corp	226,747
5,721	*	Willbros Group, Inc	71,570
74,875		XTO Energy, Inc	2,855,733
1,544	*	Zion Oil & Gas, Inc	16,397
		TOTAL OIL AND GAS EXTRACTION	56,252,431

PAPER AND ALLIED PRODUCTS - 0.45%
12,961		Bemis Co	326,617
6,263	*	Buckeye Technologies, Inc	28,121
5,407	*	Cenveo, Inc	22,872
5,532	*	Domtar Corporation	91,721
6,091		Glatfelter	54,210
16,329	*	Graphic Packaging Holding Co	29,882
4,333		Greif, Inc (Class A)	191,605
55,648		International Paper Co	841,954
2,612	*	Kapstone Paper and Packaging Corp	12,250
53,794		Kimberly-Clark Corp	2,820,419
21,805		MeadWestvaco Corp	357,820
1,522		Neenah Paper, Inc	13,409
604	*	Orchids Paper Products Co	12,412
13,160		Packaging Corp of America	213,192
4,823		Rock-Tenn Co (Class A)	184,046
2,229		Schweitzer-Mauduit International, Inc	60,651
13,088		Sonoco Products Co	313,458
13,554		Temple-Inland, Inc	177,828

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,546		Wausau Paper Corp	$43,989
		TOTAL PAPER AND ALLIED PRODUCTS	5,796,456

PERSONAL SERVICES - 0.15%
17,090		Cintas Corp	390,336
3,925	*	Coinstar, Inc	104,798
626		CPI Corp	10,636
2,660		G & K Services, Inc (Class A)	56,259
44,124		H&R Block, Inc	760,256
3,281		Jackson Hewitt Tax Service, Inc	20,539
1,501	*	Mac-Gray Corp	19,873
5,717		Regis Corp	99,533
11,087	*	Sally Beauty Holdings, Inc	70,513
33,720		Service Corp International	184,786
1,671	*	Steiner Leisure Ltd	51,016
1,834		Unifirst Corp	68,170
4,246		Weight Watchers International, Inc	109,419
		TOTAL PERSONAL SERVICES	1,946,134

PETROLEUM AND COAL PRODUCTS - 6.11%
1,357		Alon USA Energy, Inc	14,045
9,570		Ashland, Inc	268,439
260,504		Chevron Corp	17,258,389
192,529		ConocoPhillips	8,097,770
4,142	*	CVR Energy, Inc	30,361
874		Delek US Holdings, Inc	7,412
634,100		Exxon Mobil Corp	44,329,930
13,645		Frontier Oil Corp	178,886
26,867	*	Gran Tierra Energy, Inc	92,691
7,698	*	Headwaters, Inc	25,865
37,729		Hess Corp	2,027,934
5,556		Holly Corp	99,897
91,738		Marathon Oil Corp	2,764,066
24,787		Murphy Oil Corp	1,346,430
1,178		Quaker Chemical Corp	15,656
16,179	*	SandRidge Energy, Inc	137,845
15,161		Sunoco, Inc	351,735
17,975		Tesoro Corp	228,822
67,065		Valero Energy Corp	1,132,728
2,698		WD-40 Co	78,242
4,705	*	Western Refining, Inc	33,217
		TOTAL PETROLEUM AND COAL PRODUCTS	78,520,360

PIPELINES, EXCEPT NATURAL GAS - 0.11%
83,783		Spectra Energy Corp	1,417,608
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,417,608

PRIMARY METAL INDUSTRIES - 0.89%
14,363		AK Steel Holding Corp	275,626
127,181		Alcoa, Inc	1,313,779
12,699		Allegheny Technologies, Inc	443,576
6,136		Belden CDT, Inc	102,471

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,402	*	Brush Engineered Materials, Inc	$40,234
5,721		Carpenter Technology Corp	119,054
6,598	*	Century Aluminum Co	41,106
10,798	*	CommScope, Inc	283,555
201,775		Corning, Inc	3,240,507
2,476		Encore Wire Corp	52,863
1,609	*	Fushi Copperweld, Inc	13,306
6,782	*	General Cable Corp	254,868
3,066	*	General Steel Holdings, Inc	12,172
3,250		Gibraltar Industries, Inc	22,328
1,635	*	Haynes International, Inc	38,750
6,022	*	Horsehead Holding Corp	44,864
7,173		Hubbell, Inc (Class B)	229,966
4,217		Matthews International Corp (Class A)	131,234
5,352	*	Metalico, Inc	24,940
4,809		Mueller Industries, Inc	100,027
1,181	*	Northwest Pipe Co	41,052
40,757		Nucor Corp	1,810,833
1,023		Olympic Steel, Inc	25,033
18,108		Precision Castparts Corp	1,322,426
3,010	*	RTI International Metals, Inc	53,187
2,903		Schnitzer Steel Industries, Inc (Class A)	153,453
23,516		Steel Dynamics, Inc	346,391
3,063		Texas Industries, Inc	96,056
11,385		Titanium Metals Corp	104,628
3,792		Tredegar Corp	50,509
18,510		United States Steel Corp	661,546
682	*	Universal Stainless & Alloy	11,096
5,984	*	Uranium Energy Corp	17,354
8,327		Worthington Industries, Inc	106,502
		TOTAL PRIMARY METAL INDUSTRIES	11,585,292

PRINTING AND PUBLISHING - 0.29%
8,909	*	ACCO Brands Corp	25,123
5,245		American Greetings Corp (Class A)	61,262
17,052		Belo (A.H.) Corp (Class A)	30,523
5,063		Bowne & Co, Inc	32,960
2,529	*	China Information Security Technology, Inc	7,233
1,053	*	Consolidated Graphics, Inc	18,343
1,056		Courier Corp	16,115
732		CSS Industries, Inc	14,918
3,928	*	Dolan Media Co	50,239
6,902		Dun & Bradstreet Corp	560,511
3,317		Ennis, Inc	41,330
3,424		EW Scripps Co (Class A)	7,156
31,077		Gannett Co, Inc	110,945
5,553		Harte-Hanks, Inc	51,365
5,165		John Wiley & Sons, Inc (Class A)	171,736
3,841		Journal Communications, Inc (Class A)	4,033
2,212	*	Martha Stewart Living Omnimedia, Inc (Class A)	6,769
40,850		McGraw-Hill Cos, Inc	1,229,994
4,384		Meredith Corp	112,011

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
13,001	*	MSCI, Inc (Class A)	$317,744
943		Multi-Color Corp	11,561
15,311		New York Times Co (Class A)	84,364
2,165	*	Playboy Enterprises, Inc (Class B)	5,434
3,992		Primedia, Inc	8,024
26,652		R.R. Donnelley & Sons Co	309,696
1,335		Schawk, Inc (Class A)	10,026
3,036		Scholastic Corp	60,082
1,542		Standard Register Co	5,027
6,500	*	Valassis Communications, Inc	39,715
5,661	*	VistaPrint Ltd	241,442
798		Washington Post Co (Class B)	281,040
		TOTAL PRINTING AND PUBLISHING	3,926,721

RAILROAD TRANSPORTATION - 0.76%
34,130		Burlington Northern Santa Fe Corp	2,509,920
50,823		CSX Corp	1,760,000
4,300	*	Genesee & Wyoming, Inc (Class A)	113,993
11,671	*	Kansas City Southern Industries, Inc	188,020
47,665		Norfolk Southern Corp	1,795,541
65,471		Union Pacific Corp	3,408,420
		TOTAL RAILROAD TRANSPORTATION	9,775,894

REAL ESTATE - 0.07%
27,771	*	CB Richard Ellis Group, Inc (Class A)	259,937
3,396	*	China Housing & Land Development, Inc	19,561
570		Consolidated-Tomoka Land Co	19,996
3,053		DuPont Fabros Technology, Inc	28,759
14,636		Forest City Enterprises, Inc (Class A)	96,598
4,924	*	Forestar Real Estate Group, Inc	58,497
4,552		Jones Lang LaSalle, Inc	148,987
2,864	*	LoopNet, Inc	22,196
2,303	*	Reading International, Inc	10,479
12,009	*	St. Joe Co	318,118
9,077		Stewart Enterprises, Inc (Class A)	43,751
		TOTAL REAL ESTATE	1,026,879

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.14%
4,115		A. Schulman, Inc	62,178
650	*	AEP Industries, Inc	17,154
7,718		Cooper Tire & Rubber Co	76,563
1,698	*	Deckers Outdoor Corp	119,318
31,815	*	Goodyear Tire & Rubber Co	358,237
4,132	*	Metabolix, Inc	33,965
35,613		Newell Rubbermaid, Inc	370,731
20,505		Sealed Air Corp	378,317
3,771	*	Skechers U.S.A., Inc (Class A)	36,843
3,615		Spartech Corp	33,222
5,297		Titan International, Inc	39,569
2,290	*	Trex Co, Inc	30,617
7,940		Tupperware Corp	206,599

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,353		West Pharmaceutical Services, Inc	$151,702
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,915,015

SECURITY AND COMMODITY BROKERS - 2.49%
28,442		Ameriprise Financial, Inc	690,287
2,612		BlackRock, Inc	458,197
4,583	*	Broadpoint Securities Group, Inc	25,573
18,019		Broadridge Financial Solutions, Inc	298,755
3,140		Calamos Asset Management, Inc (Class A)	44,305
123,338		Charles Schwab Corp	2,163,349
8,622		CME Group, Inc	2,682,390
1,782		Cohen & Steers, Inc	26,641
230		Diamond Hill Investment Group, Inc	9,241
2,125		Duff & Phelps Corp	37,783
63,445	*	E*Trade Financial Corp	81,210
15,120		Eaton Vance Corp	404,460
1,720		Epoch Holding Corp	14,861
1,369		Evercore Partners, Inc (Class A)	26,887
2,781	*	FBR Capital Markets Corp	13,071
6,966	*	FCStone Group, Inc	27,516
11,454		Federated Investors, Inc (Class B)	275,927
2,534		Fifth Street Finance Corp	25,441
19,705		Franklin Resources, Inc	1,418,957
918		GAMCO Investors, Inc (Class A)	44,523
9,191		GFI Group, Inc	61,947
65,353		Goldman Sachs Group, Inc	9,635,646
2,668		Greenhill & Co, Inc	192,656
5,291	*	Interactive Brokers Group, Inc (Class A)	82,169
9,455	*	IntercontinentalExchange, Inc	1,080,139
54,072		Invesco Ltd	963,563
5,637	*	Investment Technology Group, Inc	114,938
21,192		Janus Capital Group, Inc	241,589
15,107	*	Jefferies Group, Inc	322,232
1,865		JMP Group, Inc	14,342
4,543	*	KBW, Inc	130,657
12,211	*	Knight Capital Group, Inc (Class A)	208,198
10,177	*	LaBranche & Co, Inc	43,761
9,750		Lazard Ltd (Class A)	262,470
17,982		Legg Mason, Inc	438,401
4,116	*	MarketAxess Holdings, Inc	39,225
13,798	*	MF Global Ltd	81,822
165,119		Morgan Stanley	4,707,543
2,531	*	Morningstar, Inc	104,353
17,468	*	Nasdaq Stock Market, Inc	372,243
33,749		NYSE Euronext	919,660
1,247		Oppenheimer Holdings, Inc	26,399
5,501		optionsXpress Holdings, Inc	85,431
2,573	*	Penson Worldwide, Inc	23,028
2,543	*	Piper Jaffray Cos	111,053
2,515		Pzena Investment Management, Inc (Class A)	19,064
12,710		Raymond James Financial, Inc	218,739
1,329		Sanders Morris Harris Group, Inc	7,310
15,956		SEI Investments Co	287,846

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,553	*	Stifel Financial Corp	$170,864
4,033		SWS Group, Inc	56,341
33,388		T Rowe Price Group, Inc	1,391,278
33,916	*	TD Ameritrade Holding Corp	594,887
6	*,m	Teton Advisors, Inc	0
2,164	*	Thomas Weisel Partners Group, Inc	13,027
1,219		US Global Investors, Inc (Class A)	11,288
65		Value Line, Inc	2,137
10,945		Waddell & Reed Financial, Inc (Class A)	288,620
606		Westwood Holdings Group, Inc	25,337
		TOTAL SECURITY AND COMMODITY BROKERS	32,119,577

SOCIAL SERVICES - 0.00%**
2,148	*	Capital Senior Living Corp	9,773
1,666	*	Providence Service Corp	18,243
3,295	*	Res-Care, Inc	47,119
		TOTAL SOCIAL SERVICES	75,135

SPECIAL TRADE CONTRACTORS - 0.10%
445		Alico, Inc	13,359
3,776	*	AsiaInfo Holdings, Inc	64,985
2,952		Chemed Corp	116,545
5,071		Comfort Systems USA, Inc	51,978
5,343	*	Dycom Industries, Inc	59,147
8,373	*	EMCOR Group, Inc	168,464
5,008	*	Insituform Technologies, Inc (Class A)	84,986
1,267	*	Integrated Electrical Services, Inc	9,895
2,505	*	Layne Christensen Co	51,227
25,413	*	Quanta Services, Inc	587,803
		TOTAL SPECIAL TRADE CONTRACTORS	1,208,389

STONE, CLAY, AND GLASS PRODUCTS - 0.57%
90,176		3M Co	5,419,578
3,287		Apogee Enterprises, Inc	40,430
3,360	*	Cabot Microelectronics Corp	95,054
2,901		CARBO Ceramics, Inc	99,214
5,882		Eagle Materials, Inc	148,462
17,375		Gentex Corp	201,550
5,826		Martin Marietta Materials, Inc	459,555
11,003	*	Owens Corning, Inc	140,618
21,823	*	Owens-Illinois, Inc	611,262
6,558	*	US Concrete, Inc	12,985
5,658	*	USG Corp	56,976
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,285,684

TEXTILE MILL PRODUCTS - 0.02%
3,567		Albany International Corp (Class A)	40,592
5,514		Interface, Inc (Class A)	34,187
7,339	*	Mohawk Industries, Inc	261,855
1,411		Oxford Industries, Inc	16,438
		TOTAL TEXTILE MILL PRODUCTS	353,072

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 1.39%
268,530		Altria Group, Inc	$4,401,207
19,313		Fortune Brands, Inc	670,934
21,835		Lorillard, Inc	1,479,758
254,766		Philip Morris International, Inc	11,112,892
3,244		Universal Corp	107,409
4,789		Vector Group Ltd	68,435
		TOTAL TOBACCO PRODUCTS	17,840,635

TRANSPORTATION BY AIR - 0.37%
1,495	*	Air Methods Corp	40,903
7,342	*	Air Transport Services Group, Inc	17,033
15,712	*	Airtran Holdings, Inc	97,257
4,725	*	Alaska Air Group, Inc	86,279
2,135	*	Allegiant Travel Co	84,631
37,107	*	AMR Corp	149,170
2,228	*	Atlas Air Worldwide Holdings, Inc	51,668
3,798	*	Bristow Group, Inc	112,535
15,426	*	Continental Airlines, Inc (Class B)	136,674
3,926		Copa Holdings S.A. (Class A)	160,259
100,105	*	Delta Air Lines, Inc	579,608
40,259		FedEx Corp	2,239,207
6,571	*	Hawaiian Holdings, Inc	39,557
28,636	*	JetBlue Airways Corp	122,276
1,339	*	PHI, Inc	22,950
5,528	*	Republic Airways Holdings, Inc	36,098
7,262		Skywest, Inc	74,072
94,379		Southwest Airlines Co	635,172
17,807		UAL Corp	56,804
16,938	*	US Airways Group, Inc	41,159
		TOTAL TRANSPORTATION BY AIR	4,783,312

TRANSPORTATION EQUIPMENT - 2.23%
2,625		A.O. Smith Corp	85,496
5,029	*	AAR Corp	80,715
1,800	*	Aerovironment, Inc	55,548
7,280		American Axle & Manufacturing Holdings, Inc	25,043
961		American Railcar Industries, Inc	7,938
2,224	*	Amerigon, Inc (Class A)	13,566
11,013		ArvinMeritor, Inc	48,347
2,451	*	ATC Technology Corp	35,540
10,909		Autoliv, Inc	313,852
12,655	*	BE Aerospace, Inc	181,726
94,321		Boeing Co	4,008,643
13,169		Brunswick Corp	56,890
6,540		Clarcor, Inc	190,903
2,519	*	Cogo Group, Inc	15,038
16,715	*	Dana Holding Corp	21,395
1,327	*	Dorman Products, Inc	18,352
1,185		Ducommun, Inc	22,266
2,738	*	Federal Mogul Corp (Class A)	25,874

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,405		Federal Signal Corp	$48,998
8,609	*	Force Protection, Inc	76,104
405,948	*	Ford Motor Co	2,464,105
1,243		Freightcar America, Inc	20,895
1,405	*	Fuel Systems Solutions, Inc	28,367
6,305	*	GenCorp, Inc	12,043
44,902		General Dynamics Corp	2,487,122
967	*	GenTek, Inc	21,593
20,772		Genuine Parts Co	697,108
16,080		Goodrich Corp	803,518
2,484		Greenbrier Cos, Inc	17,860
2,940		Group 1 Automotive, Inc	76,499
30,428		Harley-Davidson, Inc	493,238
10,447		Harsco Corp	295,650
3,060		Heico Corp	110,956
96,377		Honeywell International, Inc	3,026,237
3,347		Kaman Corp	55,895
19,345	*	Lear Corp	9,673
989	*	LMI Aerospace, Inc	10,009
41,552		Lockheed Martin Corp	3,351,168
1,233	*	Miller Industries, Inc	10,850
8,060	*	Navistar International Corp	351,416
7,346	*	Orbital Sciences Corp	111,439
9,689		Oshkosh Truck Corp	140,878
46,946		Paccar, Inc	1,526,214
3,995		Polaris Industries, Inc	128,319
887		Portec Rail Products, Inc	8,737
4,271		Spartan Motors, Inc	48,390
13,465	*	Spirit Aerosystems Holdings, Inc (Class A)	185,009
2,028	*	Standard Motor Products, Inc	16,772
3,010		Superior Industries International, Inc	42,441
6,893	*	Tenneco, Inc	73,066
4,543		Thor Industries, Inc	83,455
718	*	Todd Shipyards Corp	11,955
5,159	*	TransDigm Group, Inc	186,756
10,485		Trinity Industries, Inc	142,806
2,012		Triumph Group, Inc	80,480
6,556	*	TRW Automotive Holdings Corp	74,083
108,642		United Technologies Corp	5,645,037
6,267		Westinghouse Air Brake Technologies Corp	201,609
3,222		Winnebago Industries, Inc	23,939
2,429	*	Wonder Auto Technology, Inc	24,606
		TOTAL TRANSPORTATION EQUIPMENT	28,432,427

TRANSPORTATION SERVICES - 0.21%
1,972		Ambassadors Group, Inc	27,154
21,880		CH Robinson Worldwide, Inc	1,141,043
1,114	*	Dynamex, Inc	17,144
27,442		Expeditors International Washington, Inc	914,916
6,316		GATX Corp	162,448
5,377	*	Hub Group, Inc (Class A)	110,981
5,100	*	Interval Leisure Group, Inc	47,533

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,552	*	Orbitz Worldwide, Inc	$6,749
7,266		Pacer International, Inc	16,203
1,339	*	Universal Travel Group	14,983
12,943		UTI Worldwide, Inc	147,550
		TOTAL TRANSPORTATION SERVICES	2,606,704

TRUCKING AND WAREHOUSING - 0.46%
3,275		Arkansas Best Corp	86,296
2,215	*	Celadon Group, Inc	18,584
6,029		Con-way, Inc	212,884
4,576		Forward Air Corp	97,560
6,755		Heartland Express, Inc	99,434
11,103		J.B. Hunt Transport Services, Inc	338,974
6,683		Landstar System, Inc	239,987
2,648	*	Marten Transport Ltd	54,972
3,605	*	Old Dominion Freight Line	121,020
174	*	Patriot Transportation Holding, Inc	12,690
1,527	*	Saia, Inc	27,501
89,724		United Parcel Service, Inc (Class B)	4,485,302
575		Universal Truckload Services, Inc	8,999
973	*	USA Truck, Inc	13,165
5,447		Werner Enterprises, Inc	98,700
11,546	*	YRC Worldwide, Inc	19,975
		TOTAL TRUCKING AND WAREHOUSING	5,936,043

WATER TRANSPORTATION - 0.25%
5,328		Alexander & Baldwin, Inc	124,888
1,004	*	American Commercial Lines, Inc	15,542
57,103		Carnival Corp	1,471,544
6,431		DHT Maritime, Inc	33,506
7,683		Eagle Bulk Shipping, Inc	36,033
6,702		Frontline Ltd	163,261
3,523		Genco Shipping & Trading Ltd	76,520
6,308		General Maritime Corp	62,386
3,615		Golar LNG Ltd	30,908
2,901	*	Gulfmark Offshore, Inc	80,068
6,833		Horizon Lines, Inc (Class A)	26,375
2,819	*	Hornbeck Offshore Services, Inc	60,298
666		International Shipholding Corp	17,955
6,969	*	Kirby Corp	221,546
1,763		Knightsbridge Tankers Ltd	24,047
5,461		Nordic American Tanker Shipping	173,769
4,509	*	Odyssey Marine Exploration, Inc	7,214
2,995		Overseas Shipholding Group, Inc	101,950
17,002		Royal Caribbean Cruises Ltd	230,207
5,409		Ship Finance International Ltd	59,661
1,723	*	TBS International Ltd (Class A)	13,457
5,430		Teekay Corp	114,193
1,432		Teekay Tankers Ltd (Class A)	13,303
3,322	*	Ultrapetrol Bahamas Ltd	14,716
		TOTAL WATER TRANSPORTATION	3,173,347

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.39%
3,013		Agilysys, Inc	$14,101
5,265		Applied Industrial Technologies, Inc	103,721
15,399	*	Arrow Electronics, Inc	327,075
6,078		Barnes Group, Inc	72,267
6,040	*	Beacon Roofing Supply, Inc	87,338
15,069		BorgWarner, Inc	514,607
2,330		Castle (A.M.) & Co	28,146
1,253	*	Chindex International, Inc	15,500
776		Communications Systems, Inc	7,605
3,833	*	Conceptus, Inc	64,778
2,284	*	DemandTec, Inc	20,099
3,160	*	Digi International, Inc	30,810
3,292	*	Drew Industries, Inc	40,064
763		Eastern Co	12,590
2,139	*	Hansen Medical, Inc	10,567
2,261		Houston Wire & Cable Co	26,929
21,049	*	Ingram Micro, Inc (Class A)	368,357
5,989	*	Insight Enterprises, Inc	57,854
3,808	*	Interline Brands, Inc	52,093
7,431		Knight Transportation, Inc	122,983
427		Lawson Products, Inc	6,068
18,121	*	LKQ Corp	298,090
5,124	*	MedAssets, Inc	99,662
3,374	*	Merge Healthcare, Inc	14,508
1,495	*	MWI Veterinary Supply, Inc	52,116
5,339		Owens & Minor, Inc	233,955
13,619	*	Patterson Cos, Inc	295,531
6,301		PEP Boys - Manny Moe & Jack	63,892
6,617		Pool Corp	109,578
8,016	*	PSS World Medical, Inc	148,376
8,072		Reliance Steel & Aluminum Co	309,884
8,869	*	Solera Holdings, Inc	225,273
1,160	*	Sport Supply Group, Inc	9,964
6,489	*	Tech Data Corp	212,255
1,730	*	Titan Machinery, Inc	21,954
4,598	*	TomoTherapy, Inc	12,645
4,632	*	Tyler Technologies, Inc	72,352
7,992		W.W. Grainger, Inc	654,384
5,502	*	WESCO International, Inc	137,770
1,913	*	West Marine, Inc	10,541
610	*	Willis Lease Finance Corp	8,003
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,974,285

WHOLESALE TRADE-NONDURABLE GOODS - 0.63%
2,783		Aceto Corp	18,563
10,655		Airgas, Inc	431,846
4,723	*	Akorn, Inc	5,668
10,904	*	Alliance One International, Inc	41,435
8,131		Allscripts Healthcare Solutions, Inc	128,958
2,362		Andersons, Inc	70,718
8,660	*	Bare Escentuals, Inc	76,814
5,334	*	BioScrip, Inc	31,577

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,736	*	BMP Sunstone Corp	$12,969
11,692		Brown-Forman Corp (Class B)	502,523
46,545		Cardinal Health, Inc	1,421,950
5,728	*	Central European Distribution Corp	152,193
1,499	*	Clearwater Paper Corp	37,910
1,264	*	Core-Mark Holding Co, Inc	32,940
23,350	*	Dean Foods Co	448,087
15,638	*	Endo Pharmaceuticals Holdings, Inc	280,233
5,781	*	Fresh Del Monte Produce, Inc	93,999
3,869	*	Green Mountain Coffee Roasters, Inc	228,735
5,271	*	Hain Celestial Group, Inc	82,280
11,718	*	Henry Schein, Inc	561,878
8,261		Herbalife Ltd	260,552
951		Kenneth Cole Productions, Inc (Class A)	6,686
3,409		K-Swiss, Inc (Class A)	28,977
2,233	*	LSB Industries, Inc	36,108
7,176		Men's Wearhouse, Inc	137,636
4,131		Myers Industries, Inc	34,370
1,805		Nash Finch Co	48,843
6,544		Nu Skin Enterprises, Inc (Class A)	100,123
1,214	*	Perry Ellis International, Inc	8,838
2,283	*	School Specialty, Inc	46,139
3,606		Spartan Stores, Inc	44,750
2,409	*	Synutra International, Inc	26,499
76,606		Sysco Corp	1,722,104
12,757		Terra Industries, Inc	308,975
4,520	*	Tractor Supply Co	186,765
5,520	*	United Natural Foods, Inc	144,900
2,875	*	United Stationers, Inc	100,280
537		Valhi, Inc	3,990
2,417	*	Volcom, Inc	30,213
3,726		Zep, Inc	44,898
2,048	*	Zhongpin, Inc	21,217
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,004,139

		TOTAL COMMON STOCKS	1,286,824,228
		(Cost $1,435,996,514)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES - 0.00%**
111		Krispy Kreme Doughnuts, Inc	4
		TOTAL EATING AND DRINKING PLACES	4

		TOTAL RIGHTS / WARRANTS	4
		(Cost $0)

		TOTAL INVESTMENTS - 99.98%	1,286,824,232
		(Cost $1,435,996,514)
		OTHER ASSETS AND LIABILITIES, NET - 0.02%	309,894
		NET ASSETS - 100.00%	$1,287,134,126

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.61%

AMUSEMENT AND RECREATION SERVICES - 0.60%
38,069	*	Electronic Arts, Inc	$826,859
219,640		Walt Disney Co	5,124,201
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,951,060

APPAREL AND ACCESSORY STORES - 0.35%
10,060		Abercrombie & Fitch Co (Class A)	255,423
54,237		Gap, Inc	889,487
36,035	*	Kohl's Corp	1,540,496
30,870		Limited Brands, Inc	369,514
18,413		Nordstrom, Inc	366,235
		TOTAL APPAREL AND ACCESSORY STORES	3,421,155

APPAREL AND OTHER TEXTILE PRODUCTS - 0.33%
45,672		Nike, Inc (Class B)	2,364,896
6,910		Polo Ralph Lauren Corp (Class A)	369,961
9,959		VF Corp	551,231
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,286,088

AUTO REPAIR, SERVICES AND PARKING - 0.02%
6,460		Ryder System, Inc	180,363
		TOTAL AUTO REPAIR, SERVICES AND PARKING	180,363

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
12,820	*	Autonation, Inc	222,427
4,488	*	Autozone, Inc	678,182
15,580	*	O'Reilly Automotive, Inc	593,286
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,493,895

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.87%
15,408		Fastenal Co	511,083
198,670		Home Depot, Inc	4,694,573
175,467		Lowe's Cos, Inc	3,405,814
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,611,470

BUSINESS SERVICES - 7.24%
62,023	*	Adobe Systems, Inc	1,755,251
11,342	*	Affiliated Computer Services, Inc (Class A)	503,812
20,750	*	Akamai Technologies, Inc	397,985
25,784	*	Autodesk, Inc	489,380
60,159		Automatic Data Processing, Inc	2,132,035
22,614	*	BMC Software, Inc	764,127
46,828		CA, Inc	816,212
21,821	*	Citrix Systems, Inc	695,872

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
34,520	*	Cognizant Technology Solutions Corp (Class A)	$921,684
17,496	*	Computer Sciences Corp	775,073
26,698	*	Compuware Corp	183,148
13,106	*	Convergys Corp	121,624
127,183	*	eBay, Inc	2,178,645
14,175		Equifax, Inc	369,968
25,670	*	Expedia, Inc	387,874
23,800		Fidelity National Information Services, Inc	475,048
18,505	*	Fiserv, Inc	845,679
28,348	*	Google, Inc (Class A)	11,951,232
23,027		IMS Health, Inc	292,443
53,391	*	Interpublic Group of Cos, Inc	269,625
38,374	*	Intuit, Inc	1,080,612
21,820	*	Iron Mountain, Inc	627,325
61,843	*	Juniper Networks, Inc	1,459,495
8,610		Mastercard, Inc (Class A)	1,440,539
18,680	*	McAfee, Inc	788,109
904,640		Microsoft Corp	21,503,292
14,992	*	Monster Worldwide, Inc	177,056
21,619		Moody's Corp	569,661
38,250	*	Novell, Inc	173,273
36,934		Omnicom Group, Inc	1,166,376
445,572		Oracle Corp	9,544,151
17,605		Robert Half International, Inc	415,830
12,290	*	Salesforce.com, Inc	469,109
86,578	*	Sun Microsystems, Inc	798,249
96,225	*	Symantec Corp	1,497,261
21,640		Total System Services, Inc	289,760
22,432	*	VeriSign, Inc	414,543
165,760	*	Yahoo!, Inc	2,595,801
		TOTAL BUSINESS SERVICES	71,337,159

CHEMICALS AND ALLIED PRODUCTS - 13.31%
181,615		Abbott Laboratories	8,543,170
24,593		Air Products & Chemicals, Inc	1,588,462
120,039	*	Amgen, Inc	6,354,865
13,074		Avery Dennison Corp	335,740
50,996		Avon Products, Inc	1,314,677
34,919	*	Biogen Idec, Inc	1,576,593
233,939		Bristol-Myers Squibb Co	4,751,301
54,211	*	Celgene Corp	2,593,454
8,680	*	Cephalon, Inc	491,722
5,600		CF Industries Holdings, Inc	415,184
16,294		Clorox Co	909,694
58,384		Colgate-Palmolive Co	4,130,084
126,542		Dow Chemical Co	2,042,388
105,893		Du Pont (E.I.) de Nemours & Co	2,712,979
8,916		Eastman Chemical Co	337,916
20,450		Ecolab, Inc	797,346
119,755		Eli Lilly & Co	4,148,313
14,536		Estee Lauder Cos (Class A)	474,891
35,736	*	Forest Laboratories, Inc	897,331

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
31,132	*	Genzyme Corp	$1,733,118
107,774	*	Gilead Sciences, Inc	5,048,134
19,246	*	Hospira, Inc	741,356
9,413		International Flavors & Fragrances, Inc	307,993
20,980	*	Invitrogen Corp	875,286
326,144		Johnson & Johnson	18,524,979
29,891	*	King Pharmaceuticals, Inc	287,850
249,728		Merck & Co, Inc	6,982,395
64,677		Monsanto Co	4,808,088
35,676	*	Mylan Laboratories, Inc	465,572
14,961	*	Pactiv Corp	324,654
798,115		Pfizer, Inc	11,971,725
19,028		PPG Industries, Inc	835,329
36,461		Praxair, Inc	2,591,283
345,097		Procter & Gamble Co	17,634,457
192,158		Schering-Plough Corp	4,827,009
11,705		Sherwin-Williams Co	629,144
14,820		Sigma-Aldrich Corp	734,479
12,703	*	Watson Pharmaceuticals, Inc	427,964
157,534		Wyeth	7,150,468
		TOTAL CHEMICALS AND ALLIED PRODUCTS	131,317,393

COAL MINING - 0.19%
21,635		Consol Energy, Inc	734,725
10,784		Massey Energy Co	210,719
31,600		Peabody Energy Corp	953,056
		TOTAL COAL MINING	1,898,500

COMMUNICATIONS - 4.45%
47,060	*	American Tower Corp (Class A)	1,483,802
697,281		AT&T, Inc	17,320,459
79,872		CBS Corp (Class B)	552,714
11,338		CenturyTel, Inc	348,077
340,821		Comcast Corp (Class A)	4,938,496
63,230	*	DIRECTV Group, Inc	1,562,413
17,451		Embarq Corp	733,989
36,350		Frontier Communications Corp	259,539
27,500	*	MetroPCS Communications, Inc	366,025
170,457		Qwest Communications International, Inc	707,397
11,755		Scripps Networks Interactive (Class A)	327,142
338,984	*	Sprint Nextel Corp	1,630,513
41,401		Time Warner Cable, Inc	1,311,170
334,168		Verizon Communications, Inc	10,268,983
71,241	*	Viacom, Inc (Class B)	1,617,171
49,323		Windstream Corp	412,340
		TOTAL COMMUNICATIONS	43,840,230

DEPOSITORY INSTITUTIONS - 6.79%
955,386		Bank of America Corp	12,611,095
140,957		Bank of New York Mellon Corp	4,131,450
76,256		BB&T Corp	1,676,107
653,194		Citigroup, Inc	1,939,986

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
18,054		Comerica, Inc	$381,842
86,758		Fifth Third Bancorp	615,982
24,314	*	First Horizon National Corp	291,765
62,450		Hudson City Bancorp, Inc	829,961
58,097		Huntington Bancshares, Inc	242,845
460,541		JPMorgan Chase & Co	15,709,053
82,991		Keycorp	434,873
9,606		M&T Bank Corp	489,234
38,376		Marshall & Ilsley Corp	184,205
28,583		Northern Trust Corp	1,534,335
41,470		People's United Financial, Inc	623,709
54,370		PNC Financial Services Group, Inc	2,110,100
138,536		Regions Financial Corp	559,685
58,204		State Street Corp	2,747,229
54,860		SunTrust Banks, Inc	902,447
224,581		US Bancorp	4,024,492
550,883		Wells Fargo & Co	13,364,421
82,973		Western Union Co	1,360,757
12,719		Zions Bancorporation	147,032
		TOTAL DEPOSITORY INSTITUTIONS	66,912,605

EATING AND DRINKING PLACES - 1.12%
16,359		Darden Restaurants, Inc	539,520
130,581		McDonald's Corp	7,507,102
86,705	*	Starbucks Corp	1,204,332
54,064		Yum! Brands, Inc	1,802,494
		TOTAL EATING AND DRINKING PLACES	11,053,448

EDUCATIONAL SERVICES - 0.13%
13,110	*	Apollo Group, Inc (Class A)	932,383
6,770		DeVry, Inc	338,771
		TOTAL EDUCATIONAL SERVICES	1,271,154

ELECTRIC, GAS, AND SANITARY SERVICES - 4.40%
78,687	*	AES Corp	913,556
20,546		Allegheny Energy, Inc	527,005
26,920		Ameren Corp	670,039
54,852		American Electric Power Co, Inc	1,584,674
44,729		Centerpoint Energy, Inc	495,597
25,305		CMS Energy Corp	305,684
32,882		Consolidated Edison, Inc	1,230,444
22,350		Constellation Energy Group, Inc	594,063
68,678		Dominion Resources, Inc	2,295,219
19,911		DTE Energy Co	637,152
150,550		Duke Energy Corp	2,196,525
52,358	*	Dynegy, Inc (Class A)	118,853
38,296		Edison International	1,204,792
82,600		El Paso Corp	762,398
22,379		Entergy Corp	1,734,820
78,015		Exelon Corp	3,995,147
36,022		FirstEnergy Corp	1,395,853
48,264		FPL Group, Inc	2,744,291

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
10,246		Integrys Energy Group, Inc	$307,278
5,590		Nicor, Inc	193,526
35,834		NiSource, Inc	417,824
18,180		Northeast Utilities	405,596
27,956		Pepco Holdings, Inc	375,729
43,566		PG&E Corp	1,674,677
12,532		Pinnacle West Capital Corp	377,840
44,399		PPL Corp	1,463,391
32,991		Progress Energy, Inc	1,248,050
61,198		Public Service Enterprise Group, Inc	1,996,891
20,840		Questar Corp	647,290
37,635		Republic Services, Inc	918,670
14,800		SCANA Corp	480,556
28,380		Sempra Energy	1,408,499
92,881		Southern Co	2,894,172
10,830	*	Stericycle, Inc	558,070
27,389		TECO Energy, Inc	326,751
56,577		Waste Management, Inc	1,593,208
68,183		Williams Cos, Inc	1,064,337
14,700		Wisconsin Energy Corp	598,437
54,815		Xcel Energy, Inc	1,009,144
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	43,366,048

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.12%
73,949	*	Advanced Micro Devices, Inc	286,183
34,847		Altera Corp	567,309
20,000		Amphenol Corp (Class A)	632,800
35,019		Analog Devices, Inc	867,771
105,366	*	Apple Computer, Inc	15,007,280
50,030	*	Broadcom Corp (Class A)	1,240,244
11,658	*	Ciena Corp	120,660
683,333	*	Cisco Systems, Inc	12,737,327
19,860		Cooper Industries Ltd (Class A)	616,653
19,518		Eaton Corp	870,698
1,249,507		General Electric Co	14,644,222
8,424		Harman International Industries, Inc	158,371
15,490		Harris Corp	439,296
662,153		Intel Corp	10,958,632
29,044	*	JDS Uniphase Corp	166,132
13,957		L-3 Communications Holdings, Inc	968,337
25,495		Linear Technology Corp	595,308
72,014	*	LSI Logic Corp	328,384
25,400	*	MEMC Electronic Materials, Inc	452,374
22,500		Microchip Technology, Inc	507,375
95,484	*	Micron Technology, Inc	483,149
15,971		Molex, Inc	248,349
267,600		Motorola, Inc	1,774,188
21,800		National Semiconductor Corp	273,590
39,552	*	NetApp, Inc	779,965
10,095	*	Novellus Systems, Inc	168,587
62,663	*	Nvidia Corp	707,465
15,180	*	QLogic Corp	192,482

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
195,157		Qualcomm, Inc	$8,821,096
44,922	*	Tellabs, Inc	257,403
152,436		Texas Instruments, Inc	3,246,887
8,297		Whirlpool Corp	353,120
30,865		Xilinx, Inc	631,498
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	80,103,135

ENGINEERING AND MANAGEMENT SERVICES - 0.27%
21,662		Fluor Corp	1,111,044
14,410	*	Jacobs Engineering Group, Inc	606,517
38,127		Paychex, Inc	960,800
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,678,361

FABRICATED METAL PRODUCTS - 0.36%
11,149		Ball Corp	503,489
45,020		Illinois Tool Works, Inc	1,681,046
18,784		Parker Hannifin Corp	806,961
6,226		Snap-On, Inc	178,935
9,734		Stanley Works	329,399
		TOTAL FABRICATED METAL PRODUCTS	3,499,830

FOOD AND KINDRED PRODUCTS - 4.19%
75,320		Archer Daniels Midland Co	2,016,316
22,369		Campbell Soup Co	658,096
235,525		Coca-Cola Co	11,302,845
37,451		Coca-Cola Enterprises, Inc	623,559
53,011		ConAgra Foods, Inc	1,010,390
21,400	*	Constellation Brands, Inc (Class A)	271,352
30,490	*	Dr Pepper Snapple Group, Inc	646,083
38,046		General Mills, Inc	2,131,337
35,784		H.J. Heinz Co	1,277,489
20,245		Hershey Co	728,820
8,310		Hormel Foods Corp	287,027
14,455		J.M. Smucker Co	703,380
28,851		Kellogg Co	1,343,591
173,640		Kraft Foods, Inc (Class A)	4,400,038
15,257		McCormick & Co, Inc	496,310
17,554		Molson Coors Brewing Co (Class B)	743,061
16,458		Pepsi Bottling Group, Inc	556,939
184,138		PepsiCo, Inc	10,120,224
19,671		Reynolds American, Inc	759,694
81,242		Sara Lee Corp	792,922
35,441		Tyson Foods, Inc (Class A)	446,911
		TOTAL FOOD AND KINDRED PRODUCTS	41,316,384

FOOD STORES - 0.34%
77,110		Kroger Co	1,700,275
50,797		Safeway, Inc	1,034,735
24,020		Supervalu, Inc	311,059
17,153	*	Whole Foods Market, Inc	325,564
		TOTAL FOOD STORES	3,371,633

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.08%
24,427		Weyerhaeuser Co	$743,314
		TOTAL FORESTRY	743,314

FURNITURE AND FIXTURES - 0.07%
17,803		Leggett & Platt, Inc	271,140
43,611		Masco Corp	417,793
		TOTAL FURNITURE AND FIXTURES	688,933

FURNITURE AND HOME FURNISHINGS STORES - 0.30%
30,305	*	Bed Bath & Beyond, Inc	931,879
40,016		Best Buy Co, Inc	1,340,135
19,150	*	GameStop Corp (Class A)	421,492
15,566		RadioShack Corp	217,301
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,910,807

GENERAL BUILDING CONTRACTORS - 0.09%
13,066		Centex Corp	110,538
31,786		DR Horton, Inc	297,518
9,500		KB Home	129,960
17,331		Lennar Corp (Class A)	167,937
22,648		Pulte Homes, Inc	199,982
		TOTAL GENERAL BUILDING CONTRACTORS	905,935

GENERAL MERCHANDISE STORES - 2.30%
11,115	*	Big Lots, Inc	233,748
51,108		Costco Wholesale Corp	2,335,636
17,583		Family Dollar Stores, Inc	497,599
26,729		JC Penney Co, Inc	767,390
49,157		Macy's, Inc	578,086
6,551	*	Sears Holdings Corp	435,773
89,073		Target Corp	3,515,711
48,374		TJX Companies, Inc	1,521,846
264,544		Wal-Mart Stores, Inc	12,814,511
		TOTAL GENERAL MERCHANDISE STORES	22,700,300

HEALTH SERVICES - 1.01%
35,906		AmerisourceBergen Corp	636,972
18,109	*	Coventry Health Care, Inc	338,819
12,820	*	DaVita, Inc	634,077
31,654	*	Express Scripts, Inc	2,176,213
13,015	*	Laboratory Corp of America Holdings	882,287
32,468		McKesson Corp	1,428,592
57,822	*	Medco Health Solutions, Inc	2,637,262
18,437		Quest Diagnostics, Inc	1,040,400
52,498	*	Tenet Healthcare Corp	148,044
		TOTAL HEALTH SERVICES	9,922,666

HOLDING AND OTHER INVESTMENT OFFICES - 4.13%
15,921		Apartment Investment & Management Co (Class A)	140,901

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
9,028		AvalonBay Communities, Inc	$505,026
16,744		Boston Properties, Inc	798,689
31,262		Equity Residential	694,954
31,840		HCP, Inc	674,690
12,842		Health Care REIT, Inc	437,912
69,680		Host Marriott Corp	584,615
37,900		Kimco Realty Corp	380,895
20,005		Plum Creek Timber Co, Inc	595,749
53,835		Prologis	433,910
14,866		Public Storage, Inc	973,426
33,613		Simon Property Group, Inc	1,728,717
341,235		SPDR Trust Series 1	31,366,321
17,850		Ventas, Inc	533,001
18,214		Vornado Realty Trust	820,176
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	40,668,982

HOTELS AND OTHER LODGING PLACES - 0.18%
34,690		Marriott International, Inc (Class A)	765,598
21,904		Starwood Hotels & Resorts Worldwide, Inc	486,269
21,239		Wyndham Worldwide Corp	257,417
8,790		Wynn Resorts Ltd	310,287
		TOTAL HOTELS AND OTHER LODGING PLACES	1,819,571

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.33%
157,166		Applied Materials, Inc	1,724,111
7,831		Black & Decker Corp	224,436
70,490		Caterpillar, Inc	2,328,990
23,852		Cummins, Inc	839,829
49,920		Deere & Co	1,994,304
207,324	*	Dell, Inc	2,846,559
22,009		Dover Corp	728,278
236,545	*	EMC Corp	3,098,740
6,710		Flowserve Corp	468,425
14,660	*	FMC Technologies, Inc	550,923
281,053		Hewlett-Packard Co	10,862,698
155,622		International Business Machines Corp	16,250,049
36,469		International Game Technology	579,857
21,502		ITT Industries, Inc	956,839
27,779		Jabil Circuit, Inc	206,120
70,166		Johnson Controls, Inc	1,524,006
8,335	*	Lexmark International, Inc (Class A)	132,110
19,990		Manitowoc Co, Inc	105,147
38,453		Northrop Grumman Corp	1,756,533
13,740		Pall Corp	364,934
24,526		Pitney Bowes, Inc	537,855
45,673		Raytheon Co	2,029,251
28,060	*	SanDisk Corp	412,201
21,284	*	Teradata Corp	498,684
34,310		Textron, Inc	331,435
14,920	*	Varian Medical Systems, Inc	524,289
25,300	*	Western Digital Corp	670,450
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	52,547,053

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 3.24%
41,595	*	Agilent Technologies, Inc	$844,794
36,276		Allergan, Inc	1,726,012
11,769		Bard (C.R.), Inc	876,202
70,548		Baxter International, Inc	3,736,222
27,748		Becton Dickinson & Co	1,978,710
176,552	*	Boston Scientific Corp	1,790,237
30,472		Danaher Corp	1,881,341
17,800		Dentsply International, Inc	543,256
28,885		Eastman Kodak Co	85,500
88,740		Emerson Electric Co	2,875,176
17,260	*	Flir Systems, Inc	389,386
4,418	*	Intuitive Surgical, Inc	723,050
20,080		Kla-Tencor Corp	507,020
132,342		Medtronic, Inc	4,617,413
6,877	*	Millipore Corp	482,834
12,503		PerkinElmer, Inc	217,552
16,526		Rockwell Automation, Inc	530,815
19,142		Rockwell Collins, Inc	798,796
40,684	*	St. Jude Medical, Inc	1,672,112
28,163		Stryker Corp	1,119,198
19,541	*	Teradyne, Inc	134,051
49,152	*	Thermo Electron Corp	2,003,927
11,178	*	Waters Corp	575,332
101,677		Xerox Corp	658,867
26,507	*	Zimmer Holdings, Inc	1,129,198
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,897,001

INSURANCE AGENTS, BROKERS AND SERVICE - 0.30%
32,785		AON Corp	1,241,568
39,675		Hartford Financial Services Group, Inc	470,942
60,545		Marsh & McLennan Cos, Inc	1,218,771
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,931,281

INSURANCE CARRIERS - 2.94%
53,448		Aetna, Inc	1,338,872
55,014		Aflac, Inc	1,710,385
62,924		Allstate Corp	1,535,346
313,828		American International Group, Inc	364,040
13,620		Assurant, Inc	328,106
41,426		Chubb Corp	1,652,069
32,620		Cigna Corp	785,816
19,549		Cincinnati Financial Corp	436,920
56,593		Genworth Financial, Inc (Class A)	395,585
20,548	*	Humana, Inc	662,878
21,080		Leucadia National Corp	444,577
35,579		Lincoln National Corp	612,315
42,706		Loews Corp	1,170,144
26,685	*	MBIA, Inc	115,546
95,926		Metlife, Inc	2,878,740
37,147		Principal Financial Group	699,849

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
80,073		Progressive Corp	$1,209,903
53,588		Prudential Financial, Inc	1,994,545
9,308		Torchmark Corp	344,768
68,759		Travelers Cos, Inc	2,821,869
139,658		UnitedHealth Group, Inc	3,488,658
39,104		UnumProvident Corp	620,189
57,419	*	WellPoint, Inc	2,922,054
41,700		XL Capital Ltd (Class A)	477,882
		TOTAL INSURANCE CARRIERS	29,011,056

LEATHER AND LEATHER PRODUCTS - 0.10%
38,136		Coach, Inc	1,025,096
		TOTAL LEATHER AND LEATHER PRODUCTS	1,025,096

METAL MINING - 0.49%
48,566		Freeport-McMoRan Copper & Gold, Inc (Class B)	2,433,643
58,027		Newmont Mining Corp	2,371,563
		TOTAL METAL MINING	4,805,206

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
14,186		Hasbro, Inc	343,869
42,210		Mattel, Inc	677,470
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,021,339

MISCELLANEOUS RETAIL - 1.46%
38,164	*	Amazon.com, Inc	3,192,800
172,210		CVS Corp	5,488,333
41,142	*	Office Depot, Inc	187,608
83,824		Staples, Inc	1,690,730
13,787		Tiffany & Co	349,638
117,011		Walgreen Co	3,440,123
		TOTAL MISCELLANEOUS RETAIL	14,349,232

MOTION PICTURES - 0.61%
270,234		News Corp (Class A)	2,461,832
140,567		Time Warner, Inc	3,540,882
		TOTAL MOTION PICTURES	6,002,714

NONDEPOSITORY INSTITUTIONS - 0.57%
140,051		American Express Co	3,254,785
52,489		Capital One Financial Corp	1,148,459
49,570		CIT Group, Inc	106,576
56,466		Discover Financial Services	579,906
54,838	*	SLM Corp	563,186
		TOTAL NONDEPOSITORY INSTITUTIONS	5,652,912

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
13,405		Vulcan Materials Co	577,756
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	577,756

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 4.32%
58,124		Anadarko Petroleum Corp	$2,638,248
39,656		Apache Corp	2,861,180
36,547		Baker Hughes, Inc	1,331,773
35,711		BJ Services Co	486,741
11,912		Cabot Oil & Gas Corp	364,984
26,130	*	Cameron International Corp	739,479
66,075		Chesapeake Energy Corp	1,310,267
29,200	*	Denbury Resources, Inc	430,116
52,854		Devon Energy Corp	2,880,543
8,520		Diamond Offshore Drilling, Inc	707,586
16,830		ENSCO International, Inc	586,862
29,874		EOG Resources, Inc	2,029,042
15,606		Equitable Resources, Inc	544,805
105,196		Halliburton Co	2,177,557
35,221	*	Nabors Industries Ltd	548,743
49,572	*	National Oilwell Varco, Inc	1,619,022
20,045		Noble Energy, Inc	1,182,054
96,023		Occidental Petroleum Corp	6,319,274
13,790		Pioneer Natural Resources Co	351,645
18,310		Range Resources Corp	758,217
12,901		Rowan Cos, Inc	249,247
141,472		Schlumberger Ltd	7,655,050
25,517		Smith International, Inc	657,063
41,020	*	Southwestern Energy Co	1,593,627
67,685		XTO Energy, Inc	2,581,506
		TOTAL OIL AND GAS EXTRACTION	42,604,631

PAPER AND ALLIED PRODUCTS - 0.39%
11,741		Bemis Co	295,873
50,966		International Paper Co	771,116
47,935		Kimberly-Clark Corp	2,513,232
19,091		MeadWestvaco Corp	313,283
		TOTAL PAPER AND ALLIED PRODUCTS	3,893,504

PERSONAL SERVICES - 0.11%
14,681		Cintas Corp	335,314
41,177		H&R Block, Inc	709,480
		TOTAL PERSONAL SERVICES	1,044,794

PETROLEUM AND COAL PRODUCTS - 7.16%
237,170		Chevron Corp	15,712,513
175,147		ConocoPhillips	7,366,683
576,932	d	Exxon Mobil Corp	40,333,315
33,267		Hess Corp	1,788,101
83,164		Marathon Oil Corp	2,505,731
22,621		Murphy Oil Corp	1,228,773
13,065		Sunoco, Inc	303,108
16,770		Tesoro Corp	213,482
65,822		Valero Energy Corp	1,111,734
		TOTAL PETROLEUM AND COAL PRODUCTS	70,563,440

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.13%
76,115		Spectra Energy Corp	$1,287,866
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,287,866

PRIMARY METAL INDUSTRIES - 0.85%
14,629		AK Steel Holding Corp	280,731
116,258		Alcoa, Inc	1,200,945
10,885		Allegheny Technologies, Inc	380,213
182,445		Corning, Inc	2,930,067
36,801		Nucor Corp	1,635,068
16,620		Precision Castparts Corp	1,213,759
10,500		Titanium Metals Corp	96,495
16,602		United States Steel Corp	593,355
		TOTAL PRIMARY METAL INDUSTRIES	8,330,633

PRINTING AND PUBLISHING - 0.25%
6,790		Dun & Bradstreet Corp	551,416
35,920		Gannett Co, Inc	128,234
36,892		McGraw-Hill Cos, Inc	1,110,819
3,486		Meredith Corp	89,067
14,063		New York Times Co (Class A)	77,487
22,195		R.R. Donnelley & Sons Co	257,906
740		Washington Post Co (Class B)	260,613
		TOTAL PRINTING AND PUBLISHING	2,475,542

RAILROAD TRANSPORTATION - 0.89%
32,779		Burlington Northern Santa Fe Corp	2,410,568
46,928		CSX Corp	1,625,117
43,520		Norfolk Southern Corp	1,639,398
59,644		Union Pacific Corp	3,105,066
		TOTAL RAILROAD TRANSPORTATION	8,780,149

REAL ESTATE - 0.03%
31,400	*	CB Richard Ellis Group, Inc (Class A)	293,904
		TOTAL REAL ESTATE	293,904

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
32,104	*	Goodyear Tire & Rubber Co	361,492
34,247		Newell Rubbermaid, Inc	356,511
18,656		Sealed Air Corp	344,203
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,062,206

SECURITY AND COMMODITY BROKERS - 2.53%
28,196		Ameriprise Financial, Inc	684,317
110,179		Charles Schwab Corp	1,932,540
7,854		CME Group, Inc	2,443,458
118,263	*	E*Trade Financial Corp	151,377
10,166		Federated Investors, Inc (Class B)	244,899
17,824		Franklin Resources, Inc	1,283,506
59,444		Goldman Sachs Group, Inc	8,764,423
8,466	*	IntercontinentalExchange, Inc	967,156
47,920		Invesco Ltd	853,934

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
19,206		Janus Capital Group, Inc	$218,948
17,029		Legg Mason, Inc	415,167
160,097		Morgan Stanley	4,564,365
15,880	*	Nasdaq Stock Market, Inc	338,403
29,950		NYSE Euronext	816,138
30,091		T Rowe Price Group, Inc	1,253,892
		TOTAL SECURITY AND COMMODITY BROKERS	24,932,523

SPECIAL TRADE CONTRACTORS - 0.05%
21,450	*	Quanta Services, Inc	496,139
		TOTAL SPECIAL TRADE CONTRACTORS	496,139

STONE, CLAY, AND GLASS PRODUCTS - 0.55%
81,304		3M Co	4,886,371
20,320	*	Owens-Illinois, Inc	569,163
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,455,534

TOBACCO PRODUCTS - 1.62%
244,367		Altria Group, Inc	4,005,175
17,669		Fortune Brands, Inc	613,821
19,098		Lorillard, Inc	1,294,271
231,671		Philip Morris International, Inc	10,105,490
		TOTAL TOBACCO PRODUCTS	16,018,757

TRANSPORTATION BY AIR - 0.27%
36,599		FedEx Corp	2,035,637
87,251		Southwest Airlines Co	587,199
		TOTAL TRANSPORTATION BY AIR	2,622,836

TRANSPORTATION EQUIPMENT - 2.36%
85,835		Boeing Co	3,647,987
380,203	*	Ford Motor Co	2,307,832
45,379		General Dynamics Corp	2,513,543
20,048		Genuine Parts Co	672,811
15,215		Goodrich Corp	760,294
28,293		Harley-Davidson, Inc	458,630
86,260		Honeywell International, Inc	2,708,564
38,105		Lockheed Martin Corp	3,073,168
42,656		Paccar, Inc	1,386,747
110,482		United Technologies Corp	5,740,644
		TOTAL TRANSPORTATION EQUIPMENT	23,270,220

TRANSPORTATION SERVICES - 0.20%
20,520		CH Robinson Worldwide, Inc	1,070,118
26,097		Expeditors International Washington, Inc	870,074
		TOTAL TRANSPORTATION SERVICES	1,940,192

TRUCKING AND WAREHOUSING - 0.60%
117,597		United Parcel Service, Inc (Class B)	5,878,674
		TOTAL TRUCKING AND WAREHOUSING	5,878,674

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.13%
51,505		Carnival Corp	$1,327,284
		TOTAL WATER TRANSPORTATION	1,327,284

WHOLESALE TRADE-DURABLE GOODS - 0.09%
11,217	*	Patterson Cos, Inc	243,409
7,348		W.W. Grainger, Inc	601,654
		TOTAL WHOLESALE TRADE-DURABLE GOODS	845,063

WHOLESALE TRADE-NONDURABLE GOODS - 0.38%
11,673		Brown-Forman Corp (Class B)	501,706
42,413		Cardinal Health, Inc	1,295,717
20,794	*	Dean Foods Co	399,037
70,445		Sysco Corp	1,583,603
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,780,063

		TOTAL COMMON STOCKS	981,995,019
		(Cost $1,266,479,292)

		TOTAL INVESTMENTS - 99.61%	981,995,019
		(Cost $1,266,479,292)
		OTHER ASSETS AND LIABILITIES, NET - 0.39%	3,850,204
		NET ASSETS - 100.00%	$985,845,223

		The following abbreviations are used in portfolio descriptions:
		SPDR - Standard & Poor's Depository Receipts

	*	Non-income producing.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $184,562.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.90%

AGRICULTURAL PRODUCTION-CROPS - 0.07%
30,079	*	Chiquita Brands International, Inc	$308,610
2,188		Griffin Land & Nurseries, Inc (Class A)	68,441
		TOTAL AGRICULTURAL PRODUCTION-CROPS	377,051

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.09%
9,147		Cal-Maine Foods, Inc	228,309
223		Seaboard Corp	250,206
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	478,515

AGRICULTURAL SERVICES - 0.04%
8,432	*	Cadiz, Inc	81,200
7,038		Calavo Growers, Inc	139,564
		TOTAL AGRICULTURAL SERVICES	220,764

AMUSEMENT AND RECREATION SERVICES - 0.65%
36,810	*	Bally Technologies, Inc	1,101,355
6,427		Churchill Downs, Inc	216,333
10,659		Dover Downs Gaming & Entertainment, Inc	49,564
12,623	*	Lakes Entertainment, Inc	36,733
27,220	*	Life Time Fitness, Inc	544,672
56,473	*	Live Nation, Inc	274,459
17,980	*	Multimedia Games, Inc	89,181
40,585	*	Pinnacle Entertainment, Inc	377,035
8,822		Speedway Motorsports, Inc	121,391
25,426	*	Ticketmaster	163,235
13,117	*	Town Sports International Holdings, Inc	49,189
14,765		World Wrestling Entertainment, Inc (Class A)	185,448
19,168	*	Youbet.com, Inc	63,254
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,271,849

APPAREL AND ACCESSORY STORES - 1.64%
21,970	*	American Apparel, Inc	79,971
39,578	*	AnnTaylor Stores Corp	315,832
16,978		Bebe Stores, Inc	116,809
28,119		Brown Shoe Co, Inc	203,582
17,232		Buckle, Inc	547,461
38,317	*	Carter's, Inc	942,980
18,692		Cato Corp (Class A)	325,988
14,201	*	Charlotte Russe Holding, Inc	182,909
78,036	*	Charming Shoppes, Inc	290,294
16,113	*	Children's Place Retail Stores, Inc	425,867
24,267		Christopher & Banks Corp	162,832
9,925	*	Citi Trends, Inc	256,859
43,282	*	Collective Brands, Inc	630,618

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,144	*	Destination Maternity Corp	$52,442
30,322	*	Dress Barn, Inc	433,605
8,320	*	DSW, Inc (Class A)	81,952
28,545		Finish Line, Inc (Class A)	211,804
29,776	*	Hot Topic, Inc	217,663
33,985	*	J Crew Group, Inc	918,274
12,355	*	JOS A Bank Clothiers, Inc	425,753
16,865	*	New York & Co, Inc	52,113
44,396	*	Pacific Sunwear Of California, Inc	149,615
6,073	*	Shoe Carnival, Inc	72,451
25,633		Stage Stores, Inc	284,526
4,059	*	Syms Corp	30,483
16,293		Talbots, Inc	87,982
16,737	*	Tween Brands, Inc	111,803
22,386	*	Under Armour, Inc (Class A)	500,999
65,543	*	Wet Seal, Inc (Class A)	201,217
		TOTAL APPAREL AND ACCESSORY STORES	8,314,684

APPAREL AND OTHER TEXTILE PRODUCTS - 0.77%
7,926		Columbia Sportswear Co	245,072
8,626	*	G-III Apparel Group Ltd	99,113
19,725	*	Gymboree Corp	699,843
57,714		Jones Apparel Group, Inc	619,271
64,183		Liz Claiborne, Inc	184,847
27,460	*	Lululemon Athletica, Inc	357,804
12,991	*	Maidenform Brands, Inc	149,007
85,916	*	Quiksilver, Inc	158,945
16,991	*	True Religion Apparel, Inc	378,899
30,936	*	Warnaco Group, Inc	1,002,326
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,895,127

AUTO REPAIR, SERVICES AND PARKING - 0.31%
6,085	*	Amerco, Inc	226,058
14,597	*	Dollar Thrifty Automotive Group, Inc	203,628
9,456	*	Midas, Inc	99,099
11,280		Monro Muffler, Inc	290,009
5,046	*	Standard Parking Corp	82,199
25,919	*	Wright Express Corp	660,157
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,561,150

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
6,696	*	America's Car-Mart, Inc	137,268
21,738		Asbury Automotive Group, Inc	222,597
11,042	*	Lithia Motors, Inc (Class A)	102,028
21,820	*	Rush Enterprises, Inc (Class A)	254,203
16,330		Sonic Automotive, Inc (Class A)	165,913
5,842	*	US Auto Parts Network, Inc	22,024
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	904,033

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
10,989	*	Builders FirstSource, Inc	45,714
9,742	*	Lumber Liquidators, Inc	153,534

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	$199,248

BUSINESS SERVICES - 12.08%
263,409	*	3Com Corp	1,240,655
11,643	*	3D Systems Corp	83,946
31,063		ABM Industries, Inc	561,308
21,582	*	Acacia Research (Acacia Technologies)	169,850
23,652	*	ACI Worldwide, Inc	330,182
30,873	*	ActivIdentity Corp	78,109
30,217	*	Actuate Corp	144,437
45,862		Acxiom Corp	404,961
14,120		Administaff, Inc	328,572
10,313	*	Advent Software, Inc	338,163
31,624		Aircastle Ltd	232,436
24,594	*	American Reprographics Co	204,622
15,335		American Software, Inc (Class A)	88,330
23,858	*	AMICAS, Inc	66,325
22,020	*	AMN Healthcare Services, Inc	140,488
17,131	*	APAC Customer Services, Inc	87,882
17,958		Arbitron, Inc	285,353
12,449	*	ArcSight, Inc	221,219
59,028	*	Ariba, Inc	580,836
84,646	*	Art Technology Group, Inc	321,655
10,131	*	Asset Acceptance Capital Corp	77,907
22,636	*	athenahealth, Inc	837,758
68,769	*	Avis Budget Group, Inc	388,545
29,955	*	Avocent Corp	418,172
8,387	*	Bankrate, Inc	211,688
5,198		Barrett Business Services, Inc	54,579
31,262		BGC Partners, Inc (Class A)	118,483
29,259		Blackbaud, Inc	454,977
21,397	*	Blackboard, Inc	617,517
26,676	*	Blue Coat Systems, Inc	441,221
16,952	*	Bottomline Technologies, Inc	152,738
52,088	*	BPZ Energy, Inc	254,710
32,374		Brady Corp (Class A)	813,235
20,249	*	CACI International, Inc (Class A)	864,835
6,591	*	CAI International, Inc	33,614
18,690	*	Callidus Software, Inc	53,267
9,833	*	Capella Education Co	589,488
24,500	*	Cavium Networks, Inc	411,845
29,338	*	CBIZ, Inc	208,887
19,775	*	Chordiant Software, Inc	71,783
46,508	*	Ciber, Inc	144,175
7,458	*	Clinical Data, Inc	82,187
29,950	*	Cogent Communications Group, Inc	244,093
28,848	*	Cogent, Inc	309,539
26,815		Cognex Corp	378,896
28,140	*	Commvault Systems, Inc	466,561
15,940		Compass Diversified Trust	128,955
11,375	*	Compellent Technologies, Inc	173,469
6,575		Computer Programs & Systems, Inc	251,888

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
10,111	*	Computer Task Group, Inc	$61,677
9,966	*	COMSYS IT Partners, Inc	58,301
27,003	*	Concur Technologies, Inc	839,253
16,193	*	Constant Contact, Inc	321,269
13,429	*	CoStar Group, Inc	535,414
23,750	*	CSG Systems International, Inc	314,450
46,670	*	Cybersource Corp	714,051
32,029	*	Data Domain, Inc	1,068,166
26,022	*	DealerTrack Holdings, Inc	442,374
8,550	*	Deltek, Inc	37,107
33,980		Deluxe Corp	435,284
10,323	*	Dice Holdings, Inc	48,002
25,799	*	Digital River, Inc	937,019
21,938	*	DivX, Inc	120,440
11,599	*	Double-Take Software, Inc	100,331
5,821	*	Dynamics Research Corp	58,268
16,731	*	DynCorp International, Inc (Class A)	280,913
71,666	*	Earthlink, Inc	531,045
4,569	*	Ebix, Inc	143,101
21,903	*	Echelon Corp	185,737
36,084	*	Eclipsys Corp	641,574
13,456		Electro Rent Corp	127,697
33,272	*	Electronics for Imaging, Inc	354,680
4,399	*	eLoyalty Corp	34,664
33,458	*	Entrust, Inc	60,559
33,339	*	Epicor Software Corp	176,697
23,029	*	EPIQ Systems, Inc	353,495
88,175	*	Evergreen Energy, Inc	86,412
10,070	*	ExlService Holdings, Inc	112,885
31,931		Fair Isaac Corp	493,653
23,634	*	FalconStor Software, Inc	112,262
7,285	*	First Advantage Corp (Class A)	110,805
10,555	*	Forrester Research, Inc	259,125
40,020	*	Gartner, Inc	610,705
27,293	*	Global Cash Access, Inc	217,252
10,904	*	Global Sources Ltd	78,618
10,823	*	GSE Systems, Inc	73,055
18,458	*	H&E Equipment Services, Inc	172,582
25,499	*	Hackett Group, Inc	59,413
29,246		Healthcare Services Group	522,918
25,288		Heartland Payment Systems, Inc	242,006
3,148	*	HeartWare International, Inc	87,861
11,461		Heidrick & Struggles International, Inc	209,163
17,474	*	HMS Holdings Corp	711,541
10,893	*	i2 Technologies, Inc	136,707
5,939	*	ICT Group, Inc	51,847
15,332		iGate Corp	101,498
5,205		Imergent, Inc	36,435
23,099		infoGROUP, Inc	131,895
58,899	*	Informatica Corp	1,012,473
23,643		Infospace, Inc	156,753
16,585	*	Innerworkings, Inc	78,779

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
14,491	*	Innodata Isogen, Inc	$63,471
11,710	*	Integral Systems, Inc	97,427
8,749	*	Interactive Intelligence, Inc	107,263
33,605	*	Internap Network Services Corp	117,281
18,498	*	Internet Brands, Inc (Class A)	129,486
24,798	*	Internet Capital Group, Inc	166,891
22,596	*	inVentiv Health, Inc	305,724
34,093	*	Ipass, Inc	54,549
56,613		Jack Henry & Associates, Inc	1,174,719
17,866	*	JDA Software Group, Inc	267,275
17,684		Kelly Services, Inc (Class A)	193,640
15,206	*	Kenexa Corp	175,933
9,513	*	Keynote Systems, Inc	72,679
19,343	*	Kforce, Inc	159,967
20,283	*	Knot, Inc	159,830
30,075	*	Korn/Ferry International	319,998
92,903	*	Lawson Software, Inc	518,399
22,180	*	Limelight Networks, Inc	97,592
38,653	*	Lionbridge Technologies	71,122
10,128	*	Liquidity Services, Inc	99,862
27,936	*	Liveperson, Inc	111,744
1,029	*	Logility, Inc	7,162
15,573	*	Manhattan Associates, Inc	283,740
14,788	*	Mantech International Corp (Class A)	636,476
15,033		Marchex, Inc (Class B)	50,661
63,625	*	Mentor Graphics Corp	348,029
6,112	*	MicroStrategy, Inc (Class A)	306,945
30,842	*	ModusLink Global Solutions, Inc	211,576
55,707	*	MoneyGram International, Inc	99,158
14,680	*	Monotype Imaging Holdings, Inc	99,971
104,167	*	Move, Inc	225,001
62,485	*	MPS Group, Inc	477,385
30,738	*	MSC Software Corp	204,715
4,318	*	NCI, Inc (Class A)	131,354
25,483	*	Ness Technologies, Inc	99,639
17,096	*	Netscout Systems, Inc	160,360
11,275	*	NetSuite, Inc	133,158
19,700	*	Network Equipment Technologies, Inc	83,922
34,059		NIC, Inc	230,579
45,552	*	Omniture, Inc	572,133
24,438	*	On Assignment, Inc	95,553
17,872	*	Online Resources Corp	111,521
2,029	*	OpenTable, Inc	61,215
57,786	*	OpenTV Corp (Class A)	76,278
8,894		Opnet Technologies, Inc	81,469
78,297	*	Parametric Technology Corp	915,292
12,769		PC-Tel, Inc	68,314
9,597		Pegasystems, Inc	253,169
19,735	*	Perficient, Inc	137,948
58,970	*	Perot Systems Corp (Class A)	845,040
10,421	*	Pervasive Software, Inc	63,464
29,147	*	Phase Forward, Inc	440,411

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
20,848	*	Phoenix Technologies Ltd	$56,498
10,367	*	Portfolio Recovery Associates, Inc	401,514
41,035	*	Premiere Global Services, Inc	444,819
27,159	*	Progress Software Corp	574,956
12,902	*	PROS Holdings, Inc	104,764
8,405		QAD, Inc	27,316
15,928		Quality Systems, Inc	907,259
44,311	*	Quest Software, Inc	617,695
44,850	*	Rackspace Hosting, Inc	621,621
18,530	*	Radiant Systems, Inc	153,799
15,766	*	Radisys Corp	142,052
34,812	*	Raser Technologies, Inc	97,474
56,366	*	RealNetworks, Inc	168,534
4,372		Renaissance Learning, Inc	40,266
44,616	*	Rent-A-Center, Inc	795,503
12,934	*	Rewards Network, Inc	48,891
14,714	*	RightNow Technologies, Inc	173,625
14,857	*	Riskmetrics Group Inc	262,375
29,622		Rollins, Inc	512,757
4,234	*	Rosetta Stone, Inc	116,181
33,154	*	RSC Holdings, Inc	222,795
35,697	*	S1 Corp	246,309
16,226	*	Saba Software, Inc	62,470
57,359	*	Sapient Corp	360,788
19,399	*	Smith Micro Software, Inc	190,498
7,750	*	SolarWinds, Inc	127,798
36,341	*	SonicWALL, Inc	199,149
139,353	*	Sonus Networks, Inc	224,358
45,273		Sotheby's (Class A)	638,802
14,975	*	Sourcefire, Inc	185,540
35,013	*	Spherion Corp	144,254
12,389	*	SPSS, Inc	413,421
28,151	*	SRA International, Inc (Class A)	494,332
8,051	*	StarTek, Inc	64,569
13,481	*	Stratasys, Inc	148,156
24,948	*	SuccessFactors, Inc	229,023
21,142	*	SumTotal Systems, Inc	101,693
29,566	*	Support.com, Inc	64,454
1,762	*	SupportSoft, Inc	3,841
23,404	*	SYKES Enterprises, Inc	423,378
13,277	*	Synchronoss Technologies, Inc	162,909
13,000	*	SYNNEX Corp	324,870
8,697		Syntel, Inc	273,434
54,256		Take-Two Interactive Software, Inc	513,804
10,214		TAL International Group, Inc	111,333
21,122	*	Taleo Corp (Class A)	385,899
8,244	*	TechTarget, Inc	32,976
23,793	*	TeleTech Holdings, Inc	360,464
6,306		Textainer Group Holdings Ltd	72,456
45,631	*	THQ, Inc	326,718
118,620	*	TIBCO Software, Inc	850,505
11,857	*	Tier Technologies, Inc	91,062

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
17,039	*	TNS, Inc	$319,481
22,515	*	TradeStation Group, Inc	190,477
3,748	*	Travelzoo, Inc	41,041
29,597	*	TrueBlue, Inc	248,615
16,458	*	Ultimate Software Group, Inc	398,942
9,600	*	Unica Corp	52,608
250,164	*	Unisys Corp	377,748
56,415		United Online, Inc	367,262
40,651	*	United Rentals, Inc	263,825
58,763	*	Valueclick, Inc	618,187
18,036	*	Vasco Data Security International	131,843
13,910		Viad Corp	239,530
16,085	*	Vignette Corp	211,518
8,887	*	Virtusa Corp	71,363
11,182	*	Vocus, Inc	220,956
8,144	*	Volt Information Sciences, Inc	51,063
29,927	*	Websense, Inc	533,898
18,025	*	Website Pros, Inc	101,481
46,075	*	Wind River Systems, Inc	528,020
		TOTAL BUSINESS SERVICES	61,276,857

CHEMICALS AND ALLIED PRODUCTS - 7.29%
25,694	*	Acorda Therapeutics, Inc	724,314
5,638	*	Acura Pharmaceuticals, Inc	33,715
32,302	*	Adolor Corp	56,852
15,800	*	Albany Molecular Research, Inc	132,562
62,919	*	Alkermes, Inc	680,784
42,124	*	Allos Therapeutics, Inc	349,208
24,335	*	Alnylam Pharmaceuticals, Inc	541,940
11,504	*	AMAG Pharmaceuticals, Inc	628,924
41,696	*	American Oriental Bioengineering, Inc	220,572
13,192		American Vanguard Corp	149,070
10,217	*	Amicus Therapeutics, Inc	116,985
16,913		Arch Chemicals, Inc	415,891
9,599	*	Ardea Biosciences, Inc	151,088
54,043	*	Arena Pharmaceuticals, Inc	269,675
28,012	*	Arqule, Inc	171,994
32,444	*	Array Biopharma, Inc	101,874
14,099	*	ARYx Therapeutics, Inc	58,229
28,857	*	Auxilium Pharmaceuticals, Inc	905,532
41,076	*	AVANIR Pharmaceuticals, Inc	91,189
52,021	*	AVI BioPharma, Inc	82,193
12,390		Balchem Corp	303,803
14,522	*	BioCryst Pharmaceuticals, Inc	58,524
10,293	*	Biodel, Inc	53,112
6,346	*	BioDelivery Sciences International, Inc	42,328
9,791	*	BioMimetic Therapeutics, Inc	90,469
2,427	*	Biospecifics Technologies Corp	57,835
17,429	*	Cadence Pharmaceuticals, Inc	174,116
36,974	*	Calgon Carbon Corp	513,569
19,713	*	Cambrex Corp	81,218
7,325	*	Caraco Pharmaceutical Laboratories Ltd	22,488

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,052	*	Cardiovascular Systems, Inc	$46,661
312,107	*	Cell Therapeutics, Inc	536,824
8,732	*	Celldex Therapeutics, Inc	68,284
4,095		Chase Corp	48,731
13,137	*	Chattem, Inc	894,629
1,364	*	China Green Agriculture, Inc	11,035
20,863	*	China Precision Steel, Inc	51,740
4,927	*	China-Biotics, Inc	53,113
4,398	*	Cornerstone Therapeutics, Inc	48,290
10,065	*	Cougar Biotechnology, Inc	432,392
38,930	*	Cubist Pharmaceuticals, Inc	713,587
43,180	*	Curis, Inc	68,656
25,705	*	Cypress Bioscience, Inc	242,141
29,597	*	Cytokinetics, Inc	83,760
18,228	*	Cytori Therapeutics, Inc	65,803
80,781	*	Discovery Laboratories, Inc	83,204
55,526	*	Durect Corp	132,152
15,949	*	Elizabeth Arden, Inc	139,235
11,039	*	Emergent Biosolutions, Inc	158,189
30,629	*	Enzon Pharmaceuticals, Inc	241,050
16,591	*	Facet Biotech Corp	154,130
10,737	*	Female Health Co	51,538
30,559		Ferro Corp	84,037
60,157	*	Geron Corp	461,404
12,895	*	GTx, Inc	119,021
32,831		H.B. Fuller Co	616,238
42,454	*	Halozyme Therapeutics, Inc	295,904
5,886		Hawkins, Inc	132,906
74,870	*	Hemispherx Biopharma, Inc	190,170
5,498	*	Hi-Tech Pharmacal Co, Inc	48,932
91,852	*	Human Genome Sciences, Inc	262,697
17,716	*	ICO, Inc	48,188
18,695	*	Idenix Pharmaceuticals, Inc	68,798
14,628	*	Idera Pharmaceuticals, Inc	85,720
47,597	*	Immucor, Inc	654,935
34,518	*	Immunogen, Inc	297,200
40,975	*	Impax Laboratories, Inc	301,576
11,643		Innophos Holdings, Inc	196,650
15,951		Innospec, Inc	171,473
28,592	*	Inspire Pharmaceuticals, Inc	158,972
9,579		Inter Parfums, Inc	70,310
25,805	*	InterMune, Inc	392,236
35,337	*	Javelin Pharmaceuticals, Inc	43,465
10,347		Kaiser Aluminum Corp	371,561
13,803		Koppers Holdings, Inc	363,985
26,216	*	KV Pharmaceutical Co (Class A)	84,153
17,739	*	Landec Corp	120,448
6,801	*	Lannett Co, Inc	46,587
76,566	*	Ligand Pharmaceuticals, Inc (Class B)	218,979
11,682		Mannatech, Inc	38,551
34,125	*	MannKind Corp	283,579
5,293	*	MAP Pharmaceuticals, Inc	64,680

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
22,394		Martek Biosciences Corp	$473,633
86,839	*	Medarex, Inc	725,106
35,616	*	Medicines Co	298,818
39,777		Medicis Pharmaceutical Corp (Class A)	649,161
8,750	*	Medifast, Inc	100,275
19,399	*	Medivation, Inc	434,732
26,318		Meridian Bioscience, Inc	594,260
28,743	*	Micromet, Inc	143,140
22,961	*	MiddleBrook Pharmaceuticals, Inc	30,997
12,655		Minerals Technologies, Inc	455,833
11,576	*	Molecular Insight Pharmaceuticals, Inc	59,848
23,790	*	Momenta Pharmaceuticals, Inc	286,194
15,598	*	Myriad Pharmaceuticals, Inc	72,531
33,642	*	Nabi Biopharmaceuticals	81,414
7,709	*	Nanosphere, Inc	37,851
26,414	*	Neurocrine Biosciences, Inc	85,317
6,976	*	NeurogesX, Inc	39,345
6,803		NewMarket Corp	458,046
4,826		NL Industries, Inc	35,616
41,883	*	Novavax, Inc	137,376
16,824	*	Noven Pharmaceuticals, Inc	240,583
32,135	*	NPS Pharmaceuticals, Inc	149,749
7,355	*	Nutraceutical International Corp	76,418
11,353	*	Obagi Medical Products, Inc	82,763
51,069		Olin Corp	607,210
20,663	*	OM Group, Inc	599,640
29,648	*	Omnova Solutions, Inc	96,652
2,699	*	OncoGenex Pharmaceutical, Inc	59,054
38,442	*	Onyx Pharmaceuticals, Inc	1,086,370
29,415	*	Opko Health, Inc	52,065
19,350	*	Optimer Pharmaceuticals, Inc	289,670
31,142	*	OraSure Technologies, Inc	76,921
13,234	*	Orexigen Therapeutics, Inc	67,890
10,845	*	Osiris Therapeutics, Inc	145,648
18,517	*	OXiGENE, Inc	40,367
23,522	*	Pain Therapeutics, Inc	126,313
23,499	*	Par Pharmaceutical Cos, Inc	356,010
38,877	*	Parexel International Corp	559,051
80,731		PDL BioPharma, Inc	637,775
15,705	*	PetMed Express, Inc	236,046
14,151	*	Pharmasset, Inc	159,199
20,609	*	PharMerica Corp	404,555
62,472	*	PolyOne Corp	169,299
15,525	*	Poniard Pharmaceuticals, Inc	92,684
17,658	*	Pozen, Inc	135,613
22,919	*	Prestige Brands Holdings, Inc	140,952
18,036	*	Progenics Pharmaceuticals, Inc	92,885
23,338	*	Protalix BioTherapeutics, Inc	105,488
38,766	*	Questcor Pharmaceuticals, Inc	193,830
17,392	*	Quidel Corp	253,228
6,403	*	Repros Therapeutics, Inc	46,038
13,187	*	Revlon, Inc (Class A)	71,737

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
33,308	*	Rockwood Holdings, Inc	$487,629
32,544	*	Salix Pharmaceuticals Ltd	321,209
35,081	*	Santarus, Inc	98,928
24,048	*	Sciclone Pharmaceuticals, Inc	61,563
31,602		Sensient Technologies Corp	713,257
17,514	*	SIGA Technologies, Inc	147,818
63,741	*	Solutia, Inc	367,148
22,120	*	Spectrum Pharmaceuticals, Inc	169,218
69,578	*	StemCells, Inc	118,283
4,964		Stepan Co	219,210
7,285	*	Sucampo Pharmaceuticals, Inc (Class A)	44,948
39,998	*	SuperGen, Inc	80,396
10,402	*	SurModics, Inc	235,397
12,429	*	Synta Pharmaceuticals Corp	28,711
36,009	*	Theravance, Inc	527,172
18,692	*	Ulta Salon Cosmetics & Fragrance, Inc	207,855
31,061	*	Unifi, Inc	44,107
4,376	*	USANA Health Sciences, Inc	130,098
75,956	*	USEC, Inc	404,086
18,008	*	Vanda Pharmaceuticals, Inc	211,954
22,385	*	Vical, Inc	60,663
52,341	*	Viropharma, Inc	310,382
13,198		Westlake Chemical Corp	269,107
48,768	*	WR Grace & Co	603,260
18,455	*	Xenoport, Inc	427,602
24,625	*	Zymogenetics, Inc	113,275
		TOTAL CHEMICALS AND ALLIED PRODUCTS	36,953,024

COAL MINING - 0.11%
68,400	*	International Coal Group, Inc	195,624
18,650	*	James River Coal Co	282,175
6,750	*	Westmoreland Coal Co	54,675
		TOTAL COAL MINING	532,474

COMMUNICATIONS - 2.48%
4,170	*	AboveNet, Inc	337,687
37,344		Adtran, Inc	801,777
29,857		Alaska Communications Systems Group, Inc	218,553
19,512	*	Anixter International, Inc	733,456
39,779	*	Aruba Networks, Inc	347,668
6,160		Atlantic Tele-Network, Inc	242,026
10,648	*	Audiovox Corp (Class A)	62,397
33,797	*	Brightpoint, Inc	211,907
15,782	*	Cbeyond Communications, Inc	226,472
57,426	*	Centennial Communications Corp	480,081
145,126	*	Cincinnati Bell, Inc	412,158
15,254		Consolidated Communications Holdings, Inc	178,624
7,284	*	Crown Media Holdings, Inc (Class A)	12,164
9,742		D&E Communications, Inc	99,661
12,302	*	DG FastChannel, Inc	225,127
9,943	*	DigitalGlobe, Inc	190,906
58,923		Fairpoint Communications, Inc	35,354

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,966	*	Fibernet Telecom Group, Inc	$49,258
4,074		Fisher Communications, Inc	52,106
29,528	*	General Communication, Inc (Class A)	204,629
12,531	*	GeoEye, Inc	295,230
19,596	*	Global Crossing Ltd	179,891
8,799		HickoryTech Corp	67,576
6,004	*	Hughes Communications, Inc	137,071
18,146		Ibasis, Inc	23,771
18,224	*	inContact, Inc	49,934
22,103		Iowa Telecommunications Services, Inc	276,509
11,514	*	iPCS, Inc	172,249
30,159	*	j2 Global Communications, Inc	680,387
19,630	*	Knology, Inc	169,407
17,735	*	Lin TV Corp (Class A)	29,795
13,641	*	Lodgenet Entertainment Corp	46,379
35,203	*	Mastec, Inc	412,579
26,505	*	Mediacom Communications Corp (Class A)	135,441
22,172	*	Neutral Tandem, Inc	654,517
20,832	*	Novatel Wireless, Inc	187,905
19,566		NTELOS Holdings Corp	360,406
82,393	*	PAETEC Holding Corp	222,461
1,789		Preformed Line Products Co	78,823
24,461	*	RCN Corp	146,032
24,605	*	SAVVIS, Inc	281,973
15,976		Shenandoah Telecom Co	324,153
32,279		Sinclair Broadcast Group, Inc (Class A)	62,621
9,641	*	SureWest Communications	100,941
13,735	*	Switch & Data Facilities Co, Inc	161,112
46,255	*	Syniverse Holdings, Inc	741,469
25,880	*	TeleCommunication Systems, Inc (Class A)	184,007
35,953	*	Terremark Worldwide, Inc	207,808
70,622	*	TiVo, Inc	740,119
15,282		USA Mobility, Inc	194,998
25,937	*	Virgin Mobile USA, Inc (Class A)	104,267
		TOTAL COMMUNICATIONS	12,551,842

DEPOSITORY INSTITUTIONS - 7.50%
10,148		1st Source Corp	175,256
14,463		Abington Bancorp, Inc	115,125
2,770		Alliance Financial Corp	78,557
4,112		American National Bankshares, Inc	79,279
8,915		Ameris Bancorp	56,343
4,423		Ames National Corp	107,965
6,147		Arrow Financial Corp	165,969
57,801		Astoria Financial Corp	495,933
1,591		Auburn National Bancorporation, Inc	45,344
4,936		Bancfirst Corp	170,687
17,316		Banco Latinoamericano de Exportaciones S.A. (Class E)	215,238
2,452		Bancorp Rhode Island, Inc	48,329
31,478		Bank Mutual Corp	274,488
2,081		Bank of Kentucky Financial Corp	58,268
3,497		Bank of Marin Bancorp	94,244

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,796		Bank of the Ozarks, Inc	$190,257
14,484		BankFinancial Corp	128,328
10,833		Banner Corp	41,382
1,948		Bar Harbor Bankshares	60,096
22,044	*	Beneficial Mutual Bancorp, Inc	211,622
9,252		Berkshire Hills Bancorp, Inc	192,257
45,788		Boston Private Financial Holdings, Inc	205,130
4,195	*	Bridge Bancorp, Inc	114,188
39,888		Brookline Bancorp, Inc	371,756
2,071		Brooklyn Federal Bancorp, Inc	23,299
4,685		Bryn Mawr Bank Corp	88,406
5,162		Camden National Corp	175,663
8,011		Capital City Bank Group, Inc	134,985
19,147		Cardinal Financial Corp	149,921
5,565		Cass Information Systems, Inc	182,198
33,475		Cathay General Bancorp	318,347
7,463	*	Center Bancorp, Inc	60,823
6,266		Centerstate Banks of Florida, Inc	46,494
18,676		Central Pacific Financial Corp	70,035
2,112		Century Bancorp, Inc	38,945
15,644		Chemical Financial Corp	311,472
1,884		Cheviot Financial Corp	15,072
4,352	*	Chicopee Bancorp, Inc	56,445
6,057		Citizens & Northern Corp	124,592
2,687		Citizens Holding Co	83,834
85,583	*	Citizens Republic Bancorp, Inc	60,764
10,786		City Holding Co	327,463
7,296		Clifton Savings Bancorp, Inc	78,505
5,833		CNB Financial Corp	82,654
12,859		CoBiz, Inc	82,426
135,222		Colonial Bancgroup, Inc	83,838
12,359		Columbia Banking System, Inc	126,433
22,136		Community Bank System, Inc	322,300
10,226		Community Trust Bancorp, Inc	273,546
45,084		CVB Financial Corp	269,151
17,456		Dime Community Bancshares	159,024
16,290	*	Dollar Financial Corp	224,639
6,668	*	Eagle Bancorp, Inc	58,478
43,286		East West Bancorp, Inc	280,926
3,425		Enterprise Bancorp, Inc	40,415
7,386		Enterprise Financial Services Corp	67,139
6,207		ESB Financial Corp	81,436
10,152		ESSA Bancorp, Inc	138,778
32,885	*	Euronet Worldwide, Inc	637,640
4,347		Farmers Capital Bank Corp	109,414
7,113		Financial Institutions, Inc	97,164
9,947		First Bancorp	155,969
54,294		First Bancorp (Puerto Rico)	214,461
5,784		First Bancorp, Inc	112,614
17,533		First Busey Corp	128,868
3,779	*	First California Financial Group, Inc	23,316
57,495		First Commonwealth Financial Corp	364,518

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,507		First Community Bancshares, Inc	$83,550
5,471	*	First Defiance Financial Corp	71,123
25,276		First Financial Bancorp	190,076
14,062		First Financial Bankshares, Inc	708,162
7,981		First Financial Corp	252,040
7,672		First Financial Holdings, Inc	72,117
13,463		First Financial Northwest, Inc	105,281
2,721		First Financial Service Corp	47,373
14,119		First Merchants Corp	113,376
32,882		First Midwest Bancorp, Inc	240,367
3,654		First of Long Island Corp	84,554
5,667		First South Bancorp, Inc	65,737
55,374		FirstMerit Corp	940,251
47,054	*	Flagstar Bancorp, Inc	31,997
14,700		Flushing Financial Corp	137,445
60,674		FNB Corp	375,572
3,944	*	Fox Chase Bancorp, Inc	37,823
7,480		German American Bancorp, Inc	107,787
40,230		Glacier Bancorp, Inc	594,197
6,775		Great Southern Bancorp, Inc	139,226
36,537	*	Guaranty Bancorp	69,786
12,481		Hampton Roads Bankshares, Inc	102,968
16,102		Hancock Holding Co	523,154
29,171		Harleysville National Corp	137,104
8,226		Heartland Financial USA, Inc	117,467
3,769	*	Heritage Financial Corp	43,570
1,374		Heritage Financial Group	11,775
6,032	*	Home Bancorp, Inc	72,022
9,450		Home Bancshares, Inc	179,928
11,306		Home Federal Bancorp, Inc	115,208
10,833		IBERIABANK Corp	426,929
14,144		Independent Bank Corp	278,637
35,244		International Bancshares Corp	363,366
32,387	*	Investors Bancorp, Inc	296,665
12,242		Kearny Financial Corp	140,048
2,073		Kentucky First Federal Bancorp	25,187
2,700		K-Fed Bancorp	24,786
13,836		Lakeland Bancorp, Inc	124,386
8,385		Lakeland Financial Corp	159,315
4,998		Legacy Bancorp, Inc	55,478
13,272		MainSource Financial Group, Inc	98,478
23,879		MB Financial, Inc	243,327
3,223		Merchants Bancshares, Inc	71,518
6,709	*	Meridian Interstate Bancorp, Inc	49,982
3,109		Midsouth Bancorp, Inc	52,231
15,190		Nara Bancorp, Inc	78,684
2,239		NASB Financial, Inc	64,035
4,688		National Bankshares, Inc	112,512
56,722		National Penn Bancshares, Inc	261,488
23,149		NBT Bancorp, Inc	502,565
27,271	*	Net 1 UEPS Technologies, Inc	370,613
72,184		NewAlliance Bancshares, Inc	830,116

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,959	*	Northeast Community Bancorp, Inc	$32,107
12,908		Northfield Bancorp, Inc	149,991
4,285		Northrim BanCorp, Inc	59,647
11,613		Northwest Bancorp, Inc	219,021
1,261	*	Norwood Financial Corp	39,545
6,083		OceanFirst Financial Corp	72,814
2,689		Ohio Valley Banc Corp	78,895
44,142		Old National Bancorp	433,474
1,353		Old Point Financial Corp	25,031
7,268		Old Second Bancorp, Inc	42,881
16,074		Oriental Financial Group, Inc	155,918
8,273	*	Oritani Financial Corp	113,423
3,454		Orrstown Financial Services, Inc	128,627
31,579		Pacific Capital Bancorp	67,579
8,697		Pacific Continental Corp	105,495
18,242		PacWest Bancorp	240,065
7,217		Park National Corp	407,616
5,613		Peapack Gladstone Financial Corp	108,275
2,591		Penns Woods Bancorp, Inc	75,502
3,566	*	Pennsylvania Commerce Bancorp, Inc	68,681
7,054		Peoples Bancorp, Inc	120,271
2,549	*	Peoples Financial Corp	48,431
16,252	*	Pinnacle Financial Partners, Inc	216,477
1,821		Porter Bancorp, Inc	27,588
14,644		Premierwest Bancorp	49,643
23,599		PrivateBancorp, Inc	524,842
31,152		Prosperity Bancshares, Inc	929,264
38,547		Provident Financial Services, Inc	350,778
23,386		Provident New York Bancorp	189,894
2,690	*	Prudential Bancorp, Inc of Pennsylvania	31,769
2,352		Qc Holdings, Inc	12,089
14,230		Renasant Corp	213,735
6,344		Republic Bancorp, Inc (Class A)	143,311
4,816	*	Republic First Bancorp, Inc	37,565
5,851		Rockville Financial, Inc	64,068
5,766		Roma Financial Corp	73,459
15,898		S&T Bancorp, Inc	193,320
8,898		S.Y. Bancorp, Inc	215,065
11,117		Sandy Spring Bancorp, Inc	163,420
2,881	*	Santander BanCorp	20,052
8,544		SCBT Financial Corp	202,407
5,579		Shore Bancshares, Inc	100,087
5,045		Sierra Bancorp	63,718
23,919	*	Signature Bank	648,683
9,470		Simmons First National Corp (Class A)	253,038
9,924		Smithtown Bancorp, Inc	126,928
55,295		South Financial Group, Inc	65,801
8,897		Southside Bancshares, Inc	203,474
9,885		Southwest Bancorp, Inc	96,478
9,835		State Bancorp, Inc	74,353
15,348		StellarOne Corp	198,757
11,346		Sterling Bancorp	94,739

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
55,669		Sterling Bancshares, Inc	$352,385
35,421		Sterling Financial Corp	103,075
6,277		Suffolk Bancorp	160,942
9,323	*	Sun Bancorp, Inc	48,293
58,279		Susquehanna Bancshares, Inc	284,984
22,007	*	SVB Financial Group	599,031
24,080	*	Texas Capital Bancshares, Inc	372,518
7,527	*	The Bancorp, Inc	45,162
5,574		Tompkins Trustco, Inc	267,273
2,357		Tower Bancorp, Inc	82,849
14,190		TowneBank	198,660
9,404		Trico Bancshares	145,762
51,542		Trustco Bank Corp NY	304,613
38,773		Trustmark Corp	749,094
78,798		UCBH Holdings, Inc	99,285
20,788		UMB Financial Corp	790,152
40,710		Umpqua Holdings Corp	315,910
9,185		Union Bankshares Corp	137,499
25,803		United Bankshares, Inc	504,191
27,357		United Community Banks, Inc	163,870
10,973		United Financial Bancorp, Inc	151,647
4,064		United Security Bancshares	89,002
8,774		Univest Corp of Pennsylvania	177,761
7,175		ViewPoint Financial Group	109,275
6,427		Washington Banking Co	60,542
9,471		Washington Trust Bancorp, Inc	168,868
3,816	*	Waterstone Financial, Inc	11,334
35,715		Webster Financial Corp	287,506
17,136		WesBanco, Inc	249,157
10,920		West Bancorporation, Inc	54,600
19,729		Westamerica Bancorporation	978,756
31,007	*	Western Alliance Bancorp	212,088
21,090		Westfield Financial, Inc	191,075
3,935		Wilber Corp	43,679
13,267		Wilshire Bancorp, Inc	76,285
16,214		Wintrust Financial Corp	260,721
4,184		WSFS Financial Corp	114,265
10,915		Yadkin Valley Financial Corp	75,423
		TOTAL DEPOSITORY INSTITUTIONS	37,995,456

EATING AND DRINKING PLACES - 1.55%
16,566	*	AFC Enterprises	111,821
8,848	*	Benihana, Inc	55,919
13,242	*	BJ's Restaurants, Inc	223,393
20,751		Bob Evans Farms, Inc	596,384
12,147	*	Buffalo Wild Wings, Inc	395,020
12,865	*	California Pizza Kitchen, Inc	170,976
6,862	*	Carrols Restaurant Group, Inc	45,701
15,278		CBRL Group, Inc	426,256
15,556	*	CEC Entertainment, Inc	458,591
40,611	*	Cheesecake Factory	702,570
32,967		CKE Restaurants, Inc	279,560

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
63,980	*	Denny's Corp	$137,557
2,022	*	Diedrich Coffee, Inc	48,083
11,780		DineEquity, Inc	367,418
25,869	*	Domino's Pizza, Inc	193,759
3,168	*	Einstein Noah Restaurant Group, Inc	27,403
1,497		Frisch's Restaurants, Inc	44,221
38,572	*	Jack in the Box, Inc	865,942
39,587	*	Krispy Kreme Doughnuts, Inc	118,761
5,068	*	Landry's Restaurants, Inc	43,585
14,369	*	Luby's, Inc	58,338
9,884	*	McCormick & Schmick's Seafood Restaurants, Inc	75,217
11,812		O'Charleys, Inc	109,261
14,734	*	Papa John's International, Inc	365,256
16,016	*	PF Chang's China Bistro, Inc	513,473
10,501	*	Red Robin Gourmet Burgers, Inc	196,894
35,694	*	Ruby Tuesday, Inc	237,722
12,987	*	Ruth's Chris Steak House, Inc	47,662
41,006	*	Sonic Corp	411,290
17,431	*	Steak N Shake Co	152,347
33,775	*	Texas Roadhouse, Inc (Class A)	368,485
		TOTAL EATING AND DRINKING PLACES	7,848,865

EDUCATIONAL SERVICES - 0.52%
12,269	*	American Public Education, Inc	485,975
9,366	*	Bridgepoint Education, Inc	159,222
19,846	*	ChinaCast Education Corp	141,304
54,084	*	Corinthian Colleges, Inc	915,641
9,506	*	Grand Canyon Education, Inc	159,511
15,963	*	K12, Inc	344,003
5,751	*	Learning Tree International, Inc	59,235
6,534	*	Lincoln Educational Services Corp	136,757
9,803	*	Princeton Review, Inc	53,034
13,363	*	Universal Technical Institute, Inc	199,510
		TOTAL EDUCATIONAL SERVICES	2,654,192

ELECTRIC, GAS, AND SANITARY SERVICES - 4.18%
18,096		Allete, Inc	520,260
12,056		American Ecology Corp	216,044
12,483		American States Water Co	432,411
4,178		Artesian Resources Corp	66,556
36,801		Avista Corp	655,426
26,216		Black Hills Corp	602,706
13,272		California Water Service Group	488,940
7,726		Central Vermont Public Service Corp	139,841
10,669		CH Energy Group, Inc	498,242
4,570		Chesapeake Utilities Corp	148,662
20,269	*	Clean Energy Fuels Corp	174,516
13,762	*	Clean Harbors, Inc	743,010
40,297		Cleco Corp	903,459
5,753		Connecticut Water Service, Inc	124,783
9,805		Consolidated Water Co, Inc	155,409
27,320		Crosstex Energy, Inc	113,651

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
30,370	*	El Paso Electric Co	$423,965
23,077		Empire District Electric Co	381,232
51,029		EnergySolutions, Inc	469,467
8,028	*	EnerNOC, Inc	173,967
4,122		Florida Public Utilities Co	57,832
1,719	*	Heritage-Crystal Clean, Inc	20,886
31,854		Idacorp, Inc	832,664
14,962		Laclede Group, Inc	495,691
15,607		MGE Energy, Inc	523,615
9,087		Middlesex Water Co	131,307
28,480		New Jersey Resources Corp	1,054,899
30,560		Nicor, Inc	1,057,987
5,571	*	NIVS IntelliMedia Technology Group, Inc	16,490
17,907		Northwest Natural Gas Co	793,638
24,286		NorthWestern Corp	552,749
23,063		Otter Tail Corp	503,696
2,874		Pennichuck Corp	65,527
36,456	*	Perma-Fix Environmental Services	88,224
12,731	*	Pico Holdings, Inc	365,380
49,649		Piedmont Natural Gas Co, Inc	1,197,037
11,138	*	Pike Electric Corp	134,213
58,555		PNM Resources, Inc	627,124
50,778		Portland General Electric Co	989,155
7,965		Resource America, Inc (Class A)	42,852
8,729		SJW Corp	198,148
20,141		South Jersey Industries, Inc	702,719
30,210		Southwest Gas Corp	670,964
16,209		Southwest Water Co	89,474
68	*,b,m	Touch America Holdings, Inc	0
19,812		UIL Holdings Corp	444,779
24,057		Unisource Energy Corp	638,473
7,108	*	Unitil Corp	146,567
16,295	*	Waste Services, Inc	84,408
33,882		WGL Holdings, Inc	1,084,902
7,725		York Water Co	118,424
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,162,371

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.30%
26,278	*	Acme Packet, Inc	265,933
17,662	*	Actel Corp	189,513
27,650		Acuity Brands, Inc	775,583
82,317	*	Adaptec, Inc	218,140
65,314	*	ADC Telecommunications, Inc	519,899
28,968	*	Advanced Analogic Technologies, Inc	132,963
32,683	*	Advanced Battery Technologies, Inc	131,386
22,292	*	Advanced Energy Industries, Inc	200,405
15,726	*	Airvana, Inc	100,175
29,328	*	American Superconductor Corp	769,860
73,828	*	Amkor Technology, Inc	349,206
42,737	*	Anadigics, Inc	179,068
44,530	*	Applied Micro Circuits Corp	362,029
8,779		Applied Signal Technology, Inc	223,952

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
83,707	*	Arris Group, Inc	$1,017,876
10,545	*	Ascent Solar Technologies, Inc	82,462
41,255	*	Atheros Communications, Inc	793,746
20,968	*	ATMI, Inc	325,633
8,213	*	AZZ, Inc	282,609
31,109		Baldor Electric Co	740,083
6,960		Bel Fuse, Inc (Class B)	111,638
44,072	*	Benchmark Electronics, Inc	634,637
23,997	*	BigBand Networks, Inc	124,064
17,425	*	Ceradyne, Inc	307,726
13,344	*	Ceva, Inc	115,826
26,268	*	Checkpoint Systems, Inc	412,145
25,389	*	China BAK Battery, Inc	74,898
16	*,m	China Energy Savings Technology, Inc	1
22,100	*	China Security & Surveillance Technology, Inc	166,634
5,823	*	China TransInfo Technology Corp	27,252
19,008	*	Comtech Telecommunications Corp	605,975
5,995	*	CPI International, Inc	52,097
22,769		CTS Corp	149,137
10,555		Cubic Corp	377,763
9,731	*	DDi Corp	44,081
21,529	*	Diodes, Inc	336,714
14,948	*	DSP Group, Inc	101,048
11,739	*	DTS, Inc	317,775
18,476	*	Electro Scientific Industries, Inc	206,562
51,244	*	EMCORE Corp	64,567
10,273	*	EMS Technologies, Inc	214,706
30,921	*	Energy Conversion Devices, Inc	437,532
27,274	*	EnerSys	496,114
35,650	*	Entropic Communications, Inc	80,213
126,944	*	Evergreen Solar, Inc	275,468
24,353	*	Exar Corp	175,098
38,968	*	Exide Technologies	145,351
15,591		Franklin Electric Co, Inc	404,119
44,804	*	FuelCell Energy, Inc	187,281
14,052	*	Globecomm Systems, Inc	101,034
10,648	*	GP Strategies Corp	62,717
81,256	*	GrafTech International Ltd	919,004
15,671	*	Greatbatch, Inc	354,321
12,421	*	GSI Technology, Inc	47,945
21,240	*	GT Solar International, Inc	112,997
64,635	*	Harmonic, Inc	380,700
39,862	*	Harris Stratex Networks, Inc (Class A)	258,306
20,173	*	Helen of Troy Ltd	338,705
65,249	*	Hexcel Corp	621,823
14,472	*	Hittite Microwave Corp	502,902
20,045		Imation Corp	152,542
60,226	*	Infinera Corp	549,863
14,372	*	Intellon Corp	61,081
29,630	*	InterDigital, Inc	724,157
15,626	*	IPG Photonics Corp	171,417
13,120	*	iRobot Corp	170,298

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,823		IXYS Corp	$160,129
77,920	*	Lattice Semiconductor Corp	146,490
14,683	*	Littelfuse, Inc	293,073
7,231	*	Loral Space & Communications, Inc	186,198
12,645		LSI Industries, Inc	68,915
15,182	*	Maxwell Technologies, Inc	209,967
10,430	*	MEMSIC, Inc	44,223
15,330	*	Mercury Computer Systems, Inc	141,803
25,546		Methode Electronics, Inc	179,333
30,340		Micrel, Inc	222,089
54,831	*	Microsemi Corp	756,668
35,146	*	Microtune, Inc	82,242
45,996	*	Microvision, Inc	141,208
29,395	*	MIPS Technologies, Inc	88,185
22,890	*	Monolithic Power Systems, Inc	512,965
28,071	*	Moog, Inc (Class A)	724,513
6,631	*	Multi-Fineline Electronix, Inc	141,903
3,240		National Presto Industries, Inc	246,564
12,207	*	Netlogic Microsystems, Inc	445,067
3,154	*	NVE Corp	153,284
33,350	*	Omnivision Technologies, Inc	346,507
56,276	*	Openwave Systems, Inc	126,058
13,817	*	Oplink Communications, Inc	157,514
18,704	*	OpNext, Inc	40,027
11,847	*	Orion Energy Systems, Inc	44,426
10,529	*	OSI Systems, Inc	219,530
13,838		Park Electrochemical Corp	297,932
19,010	*	Parkervision, Inc	58,171
17,074	*	Pericom Semiconductor Corp	143,763
27,565	*	Photronics, Inc	111,638
33,041		Plantronics, Inc	624,805
26,074	*	Plexus Corp	533,474
22,047	*	PLX Technology, Inc	83,117
57,195	*	Polycom, Inc	1,159,342
15,288	*	Polypore International, Inc	170,003
5,254	*	Powell Industries, Inc	194,766
16,093		Power Integrations, Inc	382,852
51,965	*	Power-One, Inc	77,428
89,320	*	Powerwave Technologies, Inc	143,805
10,818		Raven Industries, Inc	276,941
24,203		Regal-Beloit Corp	961,342
179,629	*	RF Micro Devices, Inc	675,405
10,594	*	Rogers Corp	214,317
8,409	*	Rubicon Technology, Inc	120,081
34,792	*	SatCon Technology Corp	62,626
21,480	*	Seachange International, Inc	172,484
41,242	*	Semtech Corp	656,160
29,862	*	ShoreTel, Inc	238,896
50,478	*	Silicon Image, Inc	116,099
53,645	*	Silicon Storage Technology, Inc	100,316
111,467	*	Skyworks Solutions, Inc	1,090,146
28,780	*	Smart Modular Technologies WWH, Inc	65,331

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,511	*	Spectrum Control, Inc	$74,897
14,688	*	Standard Microsystems Corp	300,370
26,463	*	Starent Networks Corp	645,962
10,245	*	Stoneridge, Inc	49,176
7,325	*	Supertex, Inc	183,931
130,122	*	Sycamore Networks, Inc	407,282
29,472	*	Symmetricom, Inc	170,053
23,188	*	Synaptics, Inc	896,216
27,659		Technitrol, Inc	178,954
10,625	*	Techwell, Inc	90,313
44,984	*	Tekelec	757,081
32,868	*	Tessera Technologies, Inc	831,232
42,063	*	Trident Microsystems, Inc	73,190
99,546	*	Triquint Semiconductor, Inc	528,589
29,143	*	TTM Technologies, Inc	231,978
8,113	*	Ultralife Corp	58,170
1,288	*	United Capital Corp	23,596
19,734	*	Universal Display Corp	192,999
9,152	*	Universal Electronics, Inc	184,596
41,994	*	US Geothermal, Inc	59,631
76,609	*	Utstarcom, Inc	124,873
33,383	*	Valence Technology, Inc	59,756
17,538	*	Viasat, Inc	449,674
13,211		Vicor Corp	95,383
10,973	*	Virage Logic Corp	49,379
15,133	*	Volterra Semiconductor Corp	198,848
15,475	*	White Electronic Designs Corp	71,649
42,905	*	Zix Corp	64,358
18,736	*	Zoltek Cos, Inc	182,114
34,882	*	Zoran Corp	380,214
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	42,061,340

ENGINEERING AND MANAGEMENT SERVICES - 2.82%
18,436	*	Accelrys, Inc	108,957
10,475	*	Advisory Board Co	269,208
9,312	*	Affymax, Inc	171,620
58,616	*	Ariad Pharmaceuticals, Inc	93,199
7,963		CDI Corp	88,787
55,284	*	Celera Corp	421,817
14,555	*	comScore, Inc	193,873
7,457	*	Cornell Cos, Inc	120,878
23,038		Corporate Executive Board Co	478,269
7,357	*	CRA International, Inc	204,230
16,116		Diamond Management & Technology Consultants, Inc	67,687
39,712	*	Dyax Corp	84,984
28,753	*	eResearch Technology, Inc	178,556
71,896	*	Exelixis, Inc	350,134
9,089	*	Exponent, Inc	222,771
8,583	*	Franklin Covey Co	53,472
24,150	*	Furmanite Corp	107,709
16,046	*	Hill International, Inc	68,998
14,546	*	Huron Consulting Group, Inc	672,462

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,943	*	ICF International, Inc	$163,967
49,808	*	Incyte Corp	163,868
12,118	*	Infinity Pharmaceuticals, Inc	70,769
84,480	*	Insmed, Inc	84,480
62,921	*	Isis Pharmaceuticals, Inc	1,038,197
10,042	*	Kendle International, Inc	122,914
6,313		Landauer, Inc	387,239
54,209	*	Lexicon Pharmaceuticals, Inc	67,219
27,989	*	Luminex Corp	518,916
11,819		MAXIMUS, Inc	487,534
17,092	*	Maxygen, Inc	114,858
6,156		MedQuist, Inc	37,428
5,310	*	Michael Baker Corp	224,932
1,117		National Research Corp	27,255
33,717	*	Navigant Consulting, Inc	435,624
21,340	*	Omnicell, Inc	229,405
42,597	*	Regeneron Pharmaceuticals, Inc	763,338
20,297	*	Repligen Corp	111,634
30,441	*	Resources Connection, Inc	522,672
23,883	*	Rigel Pharmaceuticals, Inc	289,462
36,606	*	RTI Biologics, Inc	157,040
27,730	*	Sangamo Biosciences, Inc	136,986
41,092	*	Savient Pharmaceuticals, Inc	569,535
48,358	*	Seattle Genetics, Inc	470,040
41,319	*	Sequenom, Inc	161,557
7,756	*	Stanley, Inc	255,017
23,056	*	Symyx Technologies, Inc	134,878
7,271	*	Tejon Ranch Co	192,609
40,170	*	Tetra Tech, Inc	1,150,871
4,244	*	Transcend Services, Inc	67,267
2,739		VSE Corp	71,652
28,812		Watson Wyatt & Co Holdings (Class A)	1,081,314
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,268,088

FABRICATED METAL PRODUCTS - 1.11%
6,219		Ameron International Corp	416,922
4,989	*	Bway Holding Co	87,457
19,202	*	Chart Industries, Inc	349,092
11,474		CIRCOR International, Inc	270,901
8,695		Dynamic Materials Corp	167,640
32,657	*	Griffon Corp	271,706
8,281		Gulf Island Fabrication, Inc	131,088
3,702	*	Hawk Corp	51,273
11,871		Insteel Industries, Inc	97,817
10,743	*	Ladish Co, Inc	139,337
23,979	*	Mobile Mini, Inc	351,772
78,070		Mueller Water Products, Inc (Class A)	291,982
13,377	*	NCI Building Systems, Inc	35,315
8,569	*	North American Galvanizing & Coating, Inc	51,928
25,435		Quanex Building Products Corp	285,381
18,063		Silgan Holdings, Inc	885,628
25,756		Simpson Manufacturing Co, Inc	556,845

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,517	*	SmartHeat, Inc	$30,941
35,938	*	Smith & Wesson Holding Corp	204,128
12,856		Sturm Ruger & Co, Inc	159,929
8,387		Sun Hydraulics Corp	135,618
41,879	*	Taser International, Inc	190,968
10,444	*	Trimas Corp	35,196
19,764		Watts Water Technologies, Inc (Class A)	425,717
		TOTAL FABRICATED METAL PRODUCTS	5,624,581

FISHING, HUNTING, AND TRAPPING - 0.02%
5,954	*	HQ Sustainable Maritime Industries, Inc	54,479
6,128	*	Zapata Corp	41,732
		TOTAL FISHING, HUNTING, AND TRAPPING	96,211

FOOD AND KINDRED PRODUCTS - 1.28%
17,821	*	AgFeed Industries, Inc	105,679
5,398	*	American Dairy, Inc	214,085
14,154	*	American Italian Pasta Co	412,448
11,906		B&G Foods, Inc (Class A)	100,129
5,649	*	Boston Beer Co, Inc (Class A)	167,154
41,971	*	Central Garden and Pet Co (Class A)	413,414
2,840		Coca-Cola Bottling Co Consolidated	156,569
54,474	*	Darling International, Inc	359,528
11,143		Diamond Foods, Inc	310,890
4,519		Farmer Bros Co	103,395
7,982		Imperial Sugar Co	96,662
9,570		J&J Snack Foods Corp	343,563
13,170		Lancaster Colony Corp	580,402
18,767		Lance, Inc	434,081
3,394	*	Lifeway Foods, Inc	43,783
7,362	*	M&F Worldwide Corp	147,240
6,373	*	Matrixx Initiatives, Inc	35,625
7,347	*	National Beverage Corp	78,246
12,389	*	Omega Protein Corp	50,299
10,708	*	Overhill Farms, Inc	56,431
8,634	*	Peet's Coffee & Tea, Inc	217,577
13,739		Sanderson Farms, Inc	618,254
4,366	*	Seneca Foods Corp	145,912
42,311	*	Smart Balance, Inc	288,138
16,320		Tootsie Roll Industries, Inc	370,301
21,323	*	TreeHouse Foods, Inc	613,462
		TOTAL FOOD AND KINDRED PRODUCTS	6,463,267

FOOD STORES - 0.43%
782		Arden Group, Inc (Class A)	97,828
4,649	*	Caribou Coffee Co, Inc	29,847
23,184	*	Great Atlantic & Pacific Tea Co, Inc	98,532
8,240		Ingles Markets, Inc (Class A)	125,578
14,665	*	Pantry, Inc	243,439
29,042		Ruddick Corp	680,453
4,953	*	Susser Holdings Corp	55,424
4,207		Village Super Market (Class A)	125,158

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,355		Weis Markets, Inc	$246,540
36,727	*	Winn-Dixie Stores, Inc	460,557
		TOTAL FOOD STORES	2,163,356

FURNITURE AND FIXTURES - 0.57%
6,239	*	Astronics Corp	64,823
16,632		Ethan Allen Interiors, Inc	172,308
27,148		Furniture Brands International, Inc	82,258
36,662		Herman Miller, Inc	562,395
30,323		HNI Corp	547,633
7,260		Hooker Furniture Corp	83,345
20,688		Kimball International, Inc (Class B)	129,093
33,445		La-Z-Boy, Inc	157,860
30,452	*	Sealy Corp	59,686
6,972	*	Stanley Furniture Co, Inc	75,228
48,276		Steelcase, Inc (Class A)	280,966
50,600		Tempur-Pedic International, Inc	661,343
		TOTAL FURNITURE AND FIXTURES	2,876,938

FURNITURE AND HOME FURNISHINGS STORES - 0.14%
11,957		Haverty Furniture Cos, Inc	109,407
7,628	*	hhgregg, Inc	115,640
31,630		Knoll, Inc	239,755
61,943	*	Pier 1 Imports, Inc	123,267
5,189	*	Rex Stores Corp	52,201
19,323	*	Tuesday Morning Corp	65,119
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	705,389

GENERAL BUILDING CONTRACTORS - 0.46%
870	*	Amrep Corp	9,596
4,103	*	Avatar Holdings, Inc	74,552
27,859	*	Beazer Homes USA, Inc	50,982
6,644		Brookfield Homes Corp	26,576
4,403	*	Cavco Industries, Inc	111,528
34,978	*	Hovnanian Enterprises, Inc (Class A)	82,548
12,398	*	M/I Homes, Inc	121,376
16,041		McGrath RentCorp	305,741
21,170	*	Meritage Homes Corp	399,267
18,947	*	Perini Corp	328,920
29,099		Ryland Group, Inc	487,700
68,280	*	Standard-Pacific Corp	138,608
12,741	*	Team, Inc	199,651
		TOTAL GENERAL BUILDING CONTRACTORS	2,337,045

GENERAL MERCHANDISE STORES - 0.51%
31,656	*	99 Cents Only Stores	429,888
34,196		Casey's General Stores, Inc	878,496
6,566	*	Conn's, Inc	82,075
34,596		Dillard's, Inc (Class A)	318,283
27,041		Fred's, Inc (Class A)	340,717
16,854	*	Retail Ventures, Inc	36,742
80,331	*	Saks, Inc	355,866

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
17,256	*	Stein Mart, Inc	$152,888
		TOTAL GENERAL MERCHANDISE STORES	2,594,955

HEALTH SERVICES - 1.93%
17,709	*	Alliance Imaging, Inc	129,807
30,376	*	Allied Healthcare International, Inc	65,916
4,847	*	Almost Family, Inc	126,555
18,484	*	Amedisys, Inc	610,342
5,598	*	America Service Group, Inc	89,960
8,745	*	American Dental Partners, Inc	79,317
20,564	*	Amsurg Corp	440,892
6,803	*	Assisted Living Concepts, Inc (A Shares)	98,984
7,993	*	Bio-Reference Labs, Inc	252,659
7,039	*	China Sky One Medical, Inc	94,886
19,781	*	Continucare Corp	46,090
5,011	*	Corvel Corp	114,100
20,818	*	Cross Country Healthcare, Inc	143,020
19,097	*	CryoLife, Inc	105,797
16,733	*	eHealth, Inc	295,505
13,382	*	Emeritus Corp	176,776
7,444		Ensign Group, Inc	105,928
22,207	*	Enzo Biochem, Inc	98,377
9,516	*	Genomic Health, Inc	164,912
11,388	*	Genoptix, Inc	364,302
19,568	*	Gentiva Health Services, Inc	322,089
16,078	*	Health Grades, Inc	62,865
59,660	*	Healthsouth Corp	861,490
22,888	*	Healthways, Inc	307,844
44,031	*	Immunomedics, Inc	111,839
10,876	*	IPC The Hospitalist Co, Inc	290,280
26,375	*	Kindred Healthcare, Inc	326,259
11,109	*	LCA-Vision, Inc	46,880
10,240	*	LHC Group, Inc	227,430
6,033	*	Life Sciences Research, Inc	43,257
23,923	*	Magellan Health Services, Inc	785,153
10,060	*	Medcath Corp	118,306
5,404		National Healthcare Corp	205,028
62,576	*	Nektar Therapeutics	405,492
14,193	*	Nighthawk Radiology Holdings, Inc	52,514
13,477	*	NovaMed, Inc	53,234
22,265	*	Odyssey HealthCare, Inc	228,884
37,990	*	Psychiatric Solutions, Inc	863,892
12,444	*	RehabCare Group, Inc	297,785
13,091	*	Skilled Healthcare Group, Inc (Class A)	98,183
29,444	*	Sun Healthcare Group, Inc	248,507
31,871	*	Sunrise Senior Living, Inc	52,587
8,013	*	US Physical Therapy, Inc	118,192
4,784	*	Virtual Radiologic Corp	43,200
		TOTAL HEALTH SERVICES	9,775,315

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.45%
12,732	*	Broadwind Energy, Inc	144,126

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,421	*	Comverge, Inc	$162,394
23,150		Granite Construction, Inc	770,432
27,036		Great Lakes Dredge & Dock Corp	129,232
6,856	*	LB Foster Co (Class A)	206,160
17,680	*	Matrix Service Co	202,966
11,631	*	MYR Group, Inc	235,179
14,571	*	Orion Marine Group, Inc	276,849
8,911	*	Sterling Construction Co, Inc	135,982
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,263,320

HOLDING AND OTHER INVESTMENT OFFICES - 5.80%
26,796		Acadia Realty Trust	349,688
5,229		Agree Realty Corp	95,848
1,323		Alexander's, Inc	356,681
120,717		Allied Capital Corp	420,095
35,258		American Campus Communities, Inc	782,022
6,753		American Capital Agency Corp	155,116
13,976	*	Ampal American Israel (Class A)	34,101
53,046		Anthracite Capital, Inc	32,889
68,678		Anworth Mortgage Asset Corp	495,168
41,812		Ashford Hospitality Trust, Inc	117,492
9,638		Associated Estates Realty Corp	57,442
66,270		BioMed Realty Trust, Inc	677,942
7,949	*	Cape Bancorp, Inc	68,600
32,355		Capital Lease Funding, Inc	89,300
1,945		Capital Southwest Corp	140,721
42,919		Capstead Mortgage Corp	545,500
8,361		Care Investment Trust, Inc	43,477
48,095		CBL & Associates Properties, Inc	259,232
26,287		Cedar Shopping Centers, Inc	118,817
5,064		Cherokee, Inc	100,368
18,863		Cogdell Spencer, Inc	80,922
32,980		Colonial Properties Trust	244,052
28,689		Cousins Properties, Inc	243,857
11,857		Danvers Bancorp, Inc	159,477
118,972		DCT Industrial Trust, Inc	485,406
92,969		Developers Diversified Realty Corp	453,689
72,987		DiamondRock Hospitality Co	456,899
5,795		Dynex Capital, Inc	47,519
17,035		EastGroup Properties, Inc	562,496
19,262		Education Realty Trust, Inc	82,634
23,617		Entertainment Properties Trust	486,510
14,141		Equity Lifestyle Properties, Inc	525,762
22,090		Equity One, Inc	292,913
58,401		Extra Space Storage, Inc	487,648
43,814		FelCor Lodging Trust, Inc	107,782
28,615		First Industrial Realty Trust, Inc	124,475
18,570		First Potomac Realty Trust	181,058
39,915		Franklin Street Properties Corp	528,874
11,825		Getty Realty Corp	223,138
14,278		Gladstone Capital Corp	107,513
5,577		Gladstone Commercial Corp	72,278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
23,786		Glimcher Realty Trust	$68,979
28,415		Gramercy Capital Corp	45,748
17,445	*	Harris & Harris Group, Inc	101,704
24,453		Hatteras Financial Corp	699,111
40,069		Healthcare Realty Trust, Inc	674,361
28,817		Hersha Hospitality Trust	71,466
47,867		Highwoods Properties, Inc	1,070,785
27,770	*	Hilltop Holdings, Inc	329,630
22,234		Home Properties, Inc	758,179
47,446		Inland Real Estate Corp	332,122
39,955		Investors Real Estate Trust	355,200
12,547		iShares Russell 2000 Index Fund	639,395
67,333	*	iStar Financial, Inc	191,226
24,387		Kilroy Realty Corp	500,909
31,351		Kite Realty Group Trust	91,545
36,082		LaSalle Hotel Properties	445,252
56,997		Lexington Corporate Properties Trust	193,790
15,663		LTC Properties, Inc	320,308
4,786	*	Main Street Capital Corp	65,520
54,118		Medical Properties Trust, Inc	328,496
150,527		MFA Mortgage Investments, Inc	1,041,647
19,070		Mid-America Apartment Communities, Inc	700,060
13,070		Mission West Properties, Inc	89,268
12,959		Monmouth Real Estate Investment Corp (Class A)	75,940
15,257		MVC Capital, Inc	129,074
17,538		National Health Investors, Inc	468,440
54,015		National Retail Properties, Inc	937,160
37,599		NorthStar Realty Finance Corp	106,405
55,694		Omega Healthcare Investors, Inc	864,371
14,629		Parkway Properties, Inc	190,177
22,748		Pennsylvania Real Estate Investment Trust	113,740
29,981		Post Properties, Inc	402,945
26,854		Potlatch Corp	652,284
28,014		Prospect Capital Corp	257,729
9,808		PS Business Parks, Inc	475,100
43,261		RAIT Investment Trust	59,268
10,651		Ramco-Gershenson Properties	106,617
52,359		Redwood Trust, Inc	772,819
14,778		Resource Capital Corp	47,290
4,834		Saul Centers, Inc	142,941
15,322		Sovran Self Storage, Inc	376,921
7,844	*	SRS Labs, Inc	52,163
51,404		Strategic Hotels & Resorts, Inc	57,058
11,154		Sun Communities, Inc	153,702
50,762		Sunstone Hotel Investors, Inc	271,577
24,875		Tanger Factory Outlet Centers, Inc	806,696
5,892		UMH Properties, Inc	46,959
7,860		Universal Health Realty Income Trust	247,747
13,485		Urstadt Biddle Properties, Inc (Class A)	189,869
33,735		U-Store-It Trust	165,302
19,133	*	Vantage Drilling Co	33,483
3,913	*	Virtus Investment Partners, Inc	57,482

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,070	*	Walter Investment Management Corp	$160,290
39,361		Washington Real Estate Investment Trust	880,506
7,884		Winthrop Realty Trust	70,404
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	29,382,561

HOTELS AND OTHER LODGING PLACES - 0.43%
17,292		Ameristar Casinos, Inc	329,067
8,691	*	Bluegreen Corp	21,901
24,763	*	Gaylord Entertainment Co	314,738
19,600	*	Great Wolf Resorts, Inc	39,984
10,459	*	Isle of Capri Casinos, Inc	139,314
13,545		Marcus Corp	142,493
7,153	*	Monarch Casino & Resort, Inc	52,217
14,898	*	Morgans Hotel Group Co	57,059
51,904	*	Orient-Express Hotels Ltd (Class A)	440,665
9,442	*	Outdoor Channel Holdings, Inc	55,708
9,011	*	Red Lion Hotels Corp	43,253
19,363	*	Vail Resorts, Inc	519,316
		TOTAL HOTELS AND OTHER LODGING PLACES	2,155,715

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.24%
18,549	*	3PAR, Inc	230,008
8,956		Aaon, Inc	178,404
38,346		Actuant Corp (Class A)	467,821
4,390		Alamo Group, Inc	44,339
39,803	*	Allis-Chalmers Energy, Inc	91,945
18,028	*	Altra Holdings, Inc	135,030
5,746		Ampco-Pittsburgh Corp	134,744
4,995	*	Argan, Inc	70,579
12,061	*	Astec Industries, Inc	358,091
11,854		Black Box Corp	396,753
25,929	*	Blount International, Inc	223,249
5,729	*	Bolt Technology Corp	64,394
33,670		Briggs & Stratton Corp	449,158
43,458	*	Brooks Automation, Inc	194,692
5,901		Cascade Corp	92,823
2,964	*	China Automotive Systems, Inc	16,302
44,144	*	Cirrus Logic, Inc	198,648
16,011	*	Colfax Corp	123,605
12,505	*	Columbus McKinnon Corp	158,188
23,074	*	Cray, Inc	181,823
30,566		Curtiss-Wright Corp	908,726
20,072	*	Cymer, Inc	596,741
19,873	*	Dril-Quip, Inc	757,161
56,059	*	Emulex Corp	548,257
32,314	*	Ener1, Inc	176,434
14,503	*	ENGlobal Corp	71,355
13,494	*	EnPro Industries, Inc	243,027
76,719	*	Entegris, Inc	208,676
60,049	*	Extreme Networks, Inc	120,098
10,615	*	Flanders Corp	64,858
24,964	*	Flow International Corp	58,665

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,073	*	Fuel Tech, Inc	$117,108
9,690		Gorman-Rupp Co	195,447
6,839		Graham Corp	90,959
7,636	*	Harbin Electric, Inc	119,427
4,179	*	Hurco Cos, Inc	65,318
18,631	*	Immersion Corp	92,037
41,931	*	Intermec, Inc	540,910
14,840	*	Intevac, Inc	129,256
17,420	*	Isilon Systems, Inc	73,861
18,594		John Bean Technologies Corp	232,797
8,155	*	Kadant, Inc	92,070
22,377		Kaydon Corp	728,595
41,365	*	Kulicke & Soffa Industries, Inc	141,882
8,311		Lindsay Manufacturing Co	275,094
10,047		Lufkin Industries, Inc	422,476
9,689		Met-Pro Corp	104,835
11,531	*	Middleby Corp	506,442
22,116		Modine Manufacturing Co	106,157
3,812		Nacco Industries, Inc (Class A)	109,481
13,452	*	NATCO Group, Inc (Class A)	442,840
7,966	*	Natural Gas Services Group, Inc	105,948
31,864	*	Netezza Corp	265,108
23,091	*	Netgear, Inc	332,741
22,697		Nordson Corp	877,466
1,883		Omega Flex, Inc	28,546
93,138		Palm, Inc	1,543,296
5,525	*	PAR Technology Corp	35,305
8,913	*	PMFG, Inc	78,524
5,527		Primoris Services Corp	41,010
141,881	*	Quantum Corp	117,761
20,196	*	Rackable Systems, Inc	91,690
14,678	*	RBC Bearings, Inc	300,165
6,441	*	Rimage Corp	106,985
36,977	*	Riverbed Technology, Inc	857,497
18,325		Robbins & Myers, Inc	352,756
82,325	*	Safeguard Scientifics, Inc	108,669
7,576		Sauer-Danfoss, Inc	46,441
17,933	*	Scansource, Inc	439,717
15,327	*	Semitool, Inc	70,811
17,973	*	Sigma Designs, Inc	288,287
8,212		Standex International Corp	95,259
17,304	*	STEC, Inc	401,280
15,302	*	Super Micro Computer, Inc	117,213
8,509	*	T-3 Energy Services, Inc	101,342
12,461	*	Tecumseh Products Co (Class A)	120,996
12,590		Tennant Co	231,530
5,911		Twin Disc, Inc	40,254
15,966	*	Ultratech, Inc	196,541
48,762	*	VeriFone Holdings, Inc	366,203
16,133		Watsco, Inc	789,388
40,741		Woodward Governor Co	806,672
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	21,506,987

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 6.08%
14,789	*	Abaxis, Inc	$303,766
21,802	*	Abiomed, Inc	192,294
26,759	*	Accuray, Inc	178,483
47,756	*	Affymetrix, Inc	283,193
39,406	*	Align Technology, Inc	417,704
20,268	*	Alphatec Holdings, Inc	67,290
49,890	*	American Medical Systems Holdings, Inc	788,262
6,154		American Science & Engineering, Inc	425,364
8,680		Analogic Corp	320,726
9,667	*	Anaren, Inc	170,913
16,499	*	Angiodynamics, Inc	218,942
9,138	*	Argon ST, Inc	187,969
11,788	*	Aspect Medical Systems, Inc	69,667
1,018		Atrion Corp	136,504
32,008	*	ATS Medical, Inc	105,306
6,487	*	Axsys Technologies, Inc	347,963
9,701		Badger Meter, Inc	397,741
11,497	*	Bovie Medical Corp	100,139
32,701	*	Bruker BioSciences Corp	302,811
8,466	*	Cantel Medical Corp	137,403
13,348	*	Cardiac Science Corp	53,659
16,053	*	CardioNet, Inc	261,985
39,140	*	Cepheid, Inc	368,699
19,815	*	Clarient, Inc	73,712
15,232	*	Coherent, Inc	314,998
15,789		Cohu, Inc	141,785
19,609	*	Conmed Corp	304,332
8,958	*	Cutera, Inc	77,218
18,486	*	Cyberonics, Inc	307,422
6,636	*	Cynosure, Inc (Class A)	50,765
15,212	*	Delcath Systems, Inc	54,459
35,046	*	Depomed, Inc	113,900
30,990	*	DexCom, Inc	191,828
11,968	*	Dionex Corp	730,407
5,218	*	DXP Enterprises, Inc	59,850
181,310		Eastman Kodak Co	536,678
11,889	*	Electro-Optical Sciences, Inc	92,615
29,659	*	Endologix, Inc	99,061
10,297	*	EnteroMedics, Inc	34,289
17,716	*	ESCO Technologies, Inc	793,677
20,063	*	Esterline Technologies Corp	543,105
47,912	*	ev3, Inc	513,617
5,480	*	Exactech, Inc	79,460
11,315	*	FARO Technologies, Inc	175,722
25,252	*	FEI Co	578,271
9,867	*	FGX International Holdings Ltd	112,286
33,337	*	Formfactor, Inc	574,730
31,704	*	Fossil, Inc	763,432
17,315	*	Haemonetics Corp	986,955
18,358	*	Hanger Orthopedic Group, Inc	249,485

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
16,594	*	Harvard Bioscience, Inc	$65,546
8,926	*	Herley Industries, Inc	97,918
7,837	*	Home Diagnostics, Inc	48,119
8,592	*	ICU Medical, Inc	353,561
8,606	*	ICx Technologies, Inc	51,636
14,698	*	I-Flow Corp	102,004
16,826	*	II-VI, Inc	373,032
17,515	*	Insulet Corp	134,866
12,724	*	Integra LifeSciences Holdings Corp	337,313
20,974		Invacare Corp	370,191
60,513	*	ION Geophysical Corp	155,518
12,033	*	IRIS International, Inc	141,989
22,342	*	ISTA Pharmaceuticals, Inc	93,836
21,176	*	Ixia	142,726
5,549	*	Kensey Nash Corp	145,439
45,662	*	Kopin Corp	167,580
1,678	*	K-Tron International, Inc	133,703
9,446	*	KVH Industries, Inc	64,516
50,523	*	L-1 Identity Solutions, Inc	391,048
8,523	*	LaBarge, Inc	79,008
8,842	*	MAKO Surgical Corp	79,755
34,280	*	Masimo Corp	826,491
9,729	*	Measurement Specialties, Inc	68,589
9,551	*	Medical Action Industries, Inc	109,359
18,869	*	Merit Medical Systems, Inc	307,565
10,652	*	Micrus Endovascular Corp	96,294
18,022		Mine Safety Appliances Co	434,330
33,317	*	MKS Instruments, Inc	439,451
10,927		Movado Group, Inc	115,171
11,394		MTS Systems Corp	235,286
18,930	*	Natus Medical, Inc	218,452
9,390	*	Neogen Corp	272,122
24,465	*	Newport Corp	141,652
24,637	*	NuVasive, Inc	1,098,810
16,295	*	NxStage Medical, Inc	96,141
11,556	*	Orthofix International NV	289,016
44,653	*	Orthovita, Inc	229,963
2,649	*	OYO Geospace Corp	67,973
12,176	*	Palomar Medical Technologies, Inc	178,500
27,254	*	RAE Systems, Inc	37,611
6,772	*	Rochester Medical Corp	90,745
9,530	*	Rockwell Medical Technologies, Inc	71,952
19,533	*	Rofin-Sinar Technologies, Inc	390,855
20,798	*	Rudolph Technologies, Inc	114,805
11,456	*	Sirona Dental Systems, Inc	229,005
8,148	*	Somanetics Corp	134,523
11,566	*	SonoSite, Inc	232,014
21,708	*	Spectranetics Corp	107,020
47,947	*	Star Scientific, Inc	42,673
18,384	*	Stereotaxis, Inc	71,330
39,507		STERIS Corp	1,030,343
24,188	*	Symmetry Medical, Inc	225,432

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,786	*	Synovis Life Technologies, Inc	$161,715
24,348	*	Teledyne Technologies, Inc	797,397
38,161	*	Thoratec Corp	1,021,952
8,829	*	Trans1, Inc	55,005
2,177		Utah Medical Products, Inc	58,148
19,474	*	Varian, Inc	767,860
10,961	*	Vascular Solutions, Inc	85,715
21,696	*	Veeco Instruments, Inc	251,457
9,659	*	Vital Images, Inc	109,630
47,101	*	Vivus, Inc	286,374
32,638	*	Volcano Corp	456,279
25,709	*	Wright Medical Group, Inc	418,028
17,465	*	X-Rite, Inc	26,198
3,680		Young Innovations, Inc	80,187
14,241	*	Zoll Medical Corp	275,421
9,498	*	Zygo Corp	44,261
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,819,246

INSURANCE AGENTS, BROKERS AND SERVICE - 0.07%
14,032	*	Crawford & Co (Class B)	67,354
4,847		Life Partners Holdings, Inc	68,730
27,777		National Financial Partners Corp	203,328
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	339,412

INSURANCE CARRIERS - 3.98%
193,122		Ambac Financial Group, Inc	177,672
7,208	*	American Caresource Holdings, Inc	26,958
35,334		American Equity Investment Life Holding Co	197,164
5,009		American Physicians Capital, Inc	196,152
4,030		American Physicians Service Group, Inc	91,441
6,187	*	American Safety Insurance Holdings Ltd	84,205
35,744	*	AMERIGROUP Corp	959,726
12,759	*	Amerisafe, Inc	198,530
15,335		Amtrust Financial Services, Inc	174,819
20,828	*	Argo Group International Holdings Ltd	587,766
41,081		Assured Guaranty Ltd	508,583
5,597		Baldwin & Lyons, Inc (Class B)	110,261
24,788	*	Catalyst Health Solutions, Inc	618,213
29,098	*	Centene Corp	581,378
24,624	*	Citizens, Inc (Class A)	149,714
11,362	*	CNA Surety Corp	153,273
124,730	*	Conseco, Inc	295,610
28,998		Delphi Financial Group, Inc (Class A)	563,431
7,835		Donegal Group, Inc (Class A)	119,170
4,714		Eastern Insurance Holdings, Inc	44,359
3,868		EMC Insurance Group, Inc	80,493
31,552		Employers Holdings, Inc	427,530
4,512	*	Enstar Group Ltd	265,531
8,727		FBL Financial Group, Inc (Class A)	72,085
11,085	*	First Acceptance Corp	23,611
9,642		First Mercury Financial Corp	132,770
25,716		Flagstone Reinsurance Holdings Ltd	264,875

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,039	*	Fpic Insurance Group, Inc	$154,294
18,936	*	Greenlight Capital Re Ltd (Class A)	327,782
6,209	*	Hallmark Financial Services	44,394
8,893		Harleysville Group, Inc	250,960
33,091	*	Healthspring, Inc	359,368
26,252		Horace Mann Educators Corp	261,732
4,372		Independence Holding Co	27,806
9,362		Infinity Property & Casualty Corp	341,339
37,815		IPC Holdings Ltd	1,033,863
2,858		Kansas City Life Insurance Co	76,909
33,683		Maiden Holdings Ltd	220,960
31,170		Max Re Capital Ltd	575,398
38,849		Meadowbrook Insurance Group, Inc	253,684
3,497		Mercer Insurance Group, Inc	55,602
27,304	*	Metropolitan Health Networks, Inc	54,881
84,545		MGIC Investment Corp	371,998
8,932	*	Molina Healthcare, Inc	213,653
58,322		Montpelier Re Holdings Ltd	775,099
4,084		National Interstate Corp	61,995
1,523		National Western Life Insurance Co (Class A)	177,810
8,604	*	Navigators Group, Inc	382,276
3,256		NYMAGIC, Inc	45,193
76,114		Phoenix Cos, Inc	127,110
34,730		Platinum Underwriters Holdings Ltd	992,931
21,765	*	PMA Capital Corp (Class A)	99,031
50,711		PMI Group, Inc	100,408
14,232		Presidential Life Corp	107,736
13,826	*	Primus Guaranty Ltd	32,629
22,352	*	ProAssurance Corp	1,032,887
55,207		Radian Group, Inc	150,163
18,590	*	RadNet, Inc	41,828
12,623		RLI Corp	565,510
9,487		Safety Insurance Group, Inc	289,923
14,678	*	SeaBright Insurance Holdings, Inc	148,688
34,827		Selective Insurance Group, Inc	444,741
9,671		State Auto Financial Corp	169,243
11,610		Stewart Information Services Corp	165,443
27,325		Tower Group, Inc	677,114
13,893	*	Triple-S Management Corp (Class B)	216,592
24,744	*	United America Indemnity Ltd (Class A)	118,524
14,975		United Fire & Casualty Co	256,821
19,194	*	Universal American Financial Corp	167,372
8,469	*	Universal Insurance Holdings, Inc	42,514
28,544	*	WellCare Health Plans, Inc	527,779
25,239		Zenith National Insurance Corp	548,696
		TOTAL INSURANCE CARRIERS	20,195,999

JUSTICE, PUBLIC ORDER AND SAFETY - 0.15%
9,507	*	China Fire & Security Group, Inc	115,700
34,559	*	Geo Group, Inc	642,106
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	757,806

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.51%
56,600	*	CROCS, Inc	$192,440
12,983	*	Genesco, Inc	243,691
39,631	*	Iconix Brand Group, Inc	609,525
10,743	*	Steven Madden Ltd	273,409
30,098	*	Timberland Co (Class A)	399,400
4,754		Weyco Group, Inc	109,770
33,244		Wolverine World Wide, Inc	733,363
		TOTAL LEATHER AND LEATHER PRODUCTS	2,561,598

LEGAL SERVICES - 0.04%
4,978	*	Pre-Paid Legal Services, Inc	216,991
		TOTAL LEGAL SERVICES	216,991

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
6,710	*	Emergency Medical Services Corp (Class A)	247,062
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	247,062

LUMBER AND WOOD PRODUCTS - 0.23%
6,976		American Woodmark Corp	167,075
7,172		Deltic Timber Corp	254,391
70,070	*	Louisiana-Pacific Corp	239,639
4,606		Skyline Corp	100,181
12,966		Universal Forest Products, Inc	429,045
		TOTAL LUMBER AND WOOD PRODUCTS	1,190,331

METAL MINING - 0.45%
29,636	*	Allied Nevada Gold Corp	238,866
46,363	*	Coeur d'Alene Mines Corp	570,266
147,327	*	Hecla Mining Co	394,836
42,369	*	Paramount Gold and Silver Corp	64,401
43,145	*	Patriot Coal Corp	275,265
35,304	*	Rosetta Resources, Inc	308,910
20,384	*	ShengdaTech, Inc	76,848
27,633	*	Stillwater Mining Co	157,784
30,321	*	Uranerz Energy Corp	57,003
52,523	*	US Gold Corp	138,661
		TOTAL METAL MINING	2,282,840

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.27%
4,053		Blyth, Inc	132,898
43,560		Callaway Golf Co	220,849
22,669		Daktronics, Inc	174,551
18,868	*	Jakks Pacific, Inc	242,077
23,797	*	Leapfrog Enterprises, Inc	54,495
6,663		Marine Products Corp	24,986
3,480	*	Oil-Dri Corp of America	51,678
11,678	*	RC2 Corp	154,500
36,277	*	Shuffle Master, Inc	239,791
4,574	*	Steinway Musical Instruments, Inc	48,942
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,344,767

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 1.27%
18,563	*	1-800-FLOWERS.COM, Inc (Class A)	$35,641
12,736	*	Allion Healthcare, Inc	75,779
14,555		Big 5 Sporting Goods Corp	160,978
8,717	*	Blue Nile, Inc	374,744
4,668		Books-A-Million, Inc	33,189
33,506	*	Borders Group, Inc	123,302
11,329	*	Build-A-Bear Workshop, Inc	50,641
25,868	*	Cabela's, Inc	318,176
19,960		Cash America International, Inc	466,863
39,228	*	CKX, Inc	278,127
38,580	*	Coldwater Creek, Inc	233,795
58,633	*	Drugstore.Com	106,712
30,556	*	Ezcorp, Inc (Class A)	329,394
6,580	*	Fuqi International, Inc	136,272
3,500	*	Gander Mountain Co	21,000
16,800	*	GSI Commerce, Inc	239,400
19,299	*	Hibbett Sports, Inc	347,382
26,822	*	HSN, Inc	283,509
17,863	*	Jo-Ann Stores, Inc	369,228
8,403	*	Kirkland's, Inc	100,920
20,735		Nutri/System, Inc	300,658
51,574		OfficeMax, Inc	323,885
10,608	*	Overstock.com, Inc	126,872
6,267	*	PC Connection, Inc	32,902
7,335	*	PC Mall, Inc	49,585
10,799		Pricesmart, Inc	180,883
14,014	*	Shutterfly, Inc	195,495
8,154	*	Stamps.com, Inc	69,146
7,022		Systemax, Inc	83,632
19,912		World Fuel Services Corp	820,971
16,133	*	Zale Corp	55,498
13,662	*	Zumiez, Inc	109,433
		TOTAL MISCELLANEOUS RETAIL	6,434,012

MOTION PICTURES - 0.27%
9,512	*	Ascent Media Corp (Series A)	252,829
19,483	*	Avid Technology, Inc	261,267
7,404	*	Carmike Cinemas, Inc	62,046
21,791		Cinemark Holdings, Inc	246,674
10,666	*	Gaiam, Inc (Class A)	58,343
28,478		National CineMedia, Inc	391,857
6,381	*	Rentrak Corp	104,840
		TOTAL MOTION PICTURES	1,377,856

NONDEPOSITORY INSTITUTIONS - 1.15%
30,938		Advance America Cash Advance Centers, Inc	137,055
144,733		American Capital Ltd	464,594
96,104		Apollo Investment Corp	576,625
65,587		Ares Capital Corp	528,632
8,176		BlackRock Kelso Capital Corp	50,936

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
19,688	*	Boise, Inc	$33,863
1,240		California First National Bancorp	14,136
11,828	*	CompuCredit Corp	27,204
4,071	*	Credit Acceptance Corp	88,951
3,662	*	Doral Financial Corp	9,155
9,041	*	Encore Capital Group, Inc	119,793
2,508	*	ePlus, Inc	36,542
17,449		Financial Federal Corp	358,577
15,515	*	First Cash Financial Services, Inc	271,823
41,774	*	First Marblehead Corp	84,383
15,203		Gladstone Investment Corp	73,430
54,031	*	Heckmann Corp	202,616
22,911		Hercules Technology Growth Capital, Inc	191,536
16,032	*	Information Services Group, Inc	48,256
12,379		Kohlberg Capital Corp	78,235
48,198	*	MCG Capital Corp	117,121
9,746		Medallion Financial Corp	74,557
17,455	*	Mercadolibre, Inc	469,191
13,009	*	Nelnet, Inc (Class A)	176,792
16,129	*	NewStar Financial, Inc	30,806
14,067		NGP Capital Resources Co	82,573
26,066	*	Ocwen Financial Corp	338,076
14,269		PennantPark Investment Corp	101,310
36,747	*	PHH Corp	668,061
17,949		TICC Capital Corp	79,155
4,303	*	Tree.com, Inc	41,309
4,851	*	Triangle Capital Corp	52,973
10,970	*	World Acceptance Corp	218,413
		TOTAL NONDEPOSITORY INSTITUTIONS	5,846,679

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
15,921		AMCOL International Corp	343,575
25,806	*	Cardium Therapeutics, Inc	47,741
43,067	*	General Moly, Inc	95,609
1,165	*	United States Lime & Minerals, Inc	49,419
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	536,344

OIL AND GAS EXTRACTION - 2.43%
6,156		APCO Argentina, Inc	118,380
8,085	*	Approach Resources, Inc	55,787
25,827	*	Arena Resources, Inc	822,589
22,977		Atlas America, Inc	410,599
19,282	*	ATP Oil & Gas Corp	134,203
15,686	*	Basic Energy Services, Inc	107,135
28,929		Berry Petroleum Co (Class A)	537,790
25,954	*	Bill Barrett Corp	712,697
51,686	*	Boots & Coots, Inc	71,844
56,111	*	Brigham Exploration Co	195,827
16,393	*	Bronco Drilling Co, Inc	70,162
30,264	*	Cal Dive International, Inc	261,178
18,864	*	Carrizo Oil & Gas, Inc	323,518
37,979	*	Cheniere Energy, Inc	111,658

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,975	*	Clayton Williams Energy, Inc	$75,008
39,429	*	Complete Production Services, Inc	250,768
8,495	*	Contango Oil & Gas Co	360,953
4,736	*	CREDO Petroleum Corp	50,580
18,039	*	Cubic Energy, Inc	19,482
5,279	*	Dawson Geophysical Co	157,578
120,238	*	Delta Petroleum Corp	232,059
76,803	*	Endeavour International Corp	104,452
22,685	*	Energy Recovery, Inc	160,610
28,718	*	FX Energy, Inc	108,841
3,747	*	Geokinetics, Inc	51,147
4,907	*	Georesources, Inc	50,051
67,388	*	Global Industries Ltd	381,416
16,573	*	GMX Resources, Inc	176,337
16,557	*	Goodrich Petroleum Corp	407,137
17,535	*	Gulfport Energy Corp	120,115
22,243	*	Harvest Natural Resources, Inc	98,092
58,993	*	Hercules Offshore, Inc	234,202
679	*	Isramco, Inc	72,334
6,826		Kayne Anderson Energy Development Co	90,513
83,549	*	Key Energy Services, Inc	481,242
42,027	*	McMoRan Exploration Co	250,481
59,984	*	Newpark Resources, Inc	170,954
19,064	*	Northern Oil And Gas, Inc	121,438
131,260	*	Oilsands Quest, Inc	126,010
4,742		Panhandle Oil and Gas, Inc (Class A)	93,085
30,456	*	Parallel Petroleum Corp	59,085
78,403	*	Parker Drilling Co	340,269
29,685		Penn Virginia Corp	485,943
10,058	*	Petroleum Development Corp	157,810
28,234	*	Petroquest Energy, Inc	104,183
29,288	*	Pioneer Drilling Co	140,290
11,638	*	PowerSecure International, Inc	49,578
512	*	PrimeEnergy Corp	18,335
17,094	*	Rex Energy Corp	97,436
19,158		RPC, Inc	159,969
23,414	*	Stone Energy Corp	173,732
45,749	*	Sulphco, Inc	42,089
9,453	*	Superior Well Services, Inc	56,245
21,070	*	Swift Energy Co	350,816
42,599	*	Syntroleum Corp	94,144
50,859	*	Tetra Technologies, Inc	404,838
8,923	*	TGC Industries, Inc	43,455
13,762		Toreador Resources Corp	92,205
6,753	*	Union Drilling, Inc	44,705
39,338	*	Vaalco Energy, Inc	166,400
13,023	*	Venoco, Inc	99,886
22,956		W&T Offshore, Inc	223,591
39,750	*	Warren Resources, Inc	97,388
26,667	*	Willbros Group, Inc	333,604
8,016	*	Zion Oil & Gas, Inc	85,130
		TOTAL OIL AND GAS EXTRACTION	12,299,378

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
PAPER AND ALLIED PRODUCTS - 0.55%
26,109	*	Buckeye Technologies, Inc	$117,229
32,632	*	Cenveo, Inc	138,033
27,647	*	Domtar Corporation	458,388
30,745		Glatfelter	273,631
76,180	*	Graphic Packaging Holding Co	139,409
13,292	*	Kapstone Paper and Packaging Corp	62,339
9,883		Neenah Paper, Inc	87,069
3,267	*	Orchids Paper Products Co	67,137
25,913		Rock-Tenn Co (Class A)	988,841
10,380		Schweitzer-Mauduit International, Inc	282,440
29,420		Wausau Paper Corp	197,702
		TOTAL PAPER AND ALLIED PRODUCTS	2,812,218

PERSONAL SERVICES - 0.52%
19,749	*	Coinstar, Inc	527,299
3,387		CPI Corp	57,545
12,506		G & K Services, Inc (Class A)	264,502
19,434		Jackson Hewitt Tax Service, Inc	121,657
7,756	*	Mac-Gray Corp	102,689
29,644		Regis Corp	516,103
62,554	*	Sally Beauty Holdings, Inc	397,843
9,848	*	Steiner Leisure Ltd	300,659
9,544		Unifirst Corp	354,750
		TOTAL PERSONAL SERVICES	2,643,047

PETROLEUM AND COAL PRODUCTS - 0.28%
5,952		Alon USA Energy, Inc	61,603
15,564	*	CVR Energy, Inc	114,084
8,888		Delek US Holdings, Inc	75,370
139,124	*	Gran Tierra Energy, Inc	479,978
4,856	*	Green Plains Renewable Energy, Inc	31,807
27,904	*	Headwaters, Inc	93,757
7,440		Quaker Chemical Corp	98,878
11,145		WD-40 Co	323,205
21,259	*	Western Refining, Inc	150,089
		TOTAL PETROLEUM AND COAL PRODUCTS	1,428,771

PRIMARY METAL INDUSTRIES - 1.02%
31,467		Belden CDT, Inc	525,499
13,643	*	Brush Engineered Materials, Inc	228,520
30,710	*	Century Aluminum Co	191,323
12,281		Encore Wire Corp	262,199
10,688	*	Fushi Copperweld, Inc	88,390
10,461	*	General Steel Holdings, Inc	41,530
18,223		Gibraltar Industries, Inc	125,192
8,125	*	Haynes International, Inc	192,563
23,792	*	Horsehead Holding Corp	177,250
20,571		Matthews International Corp (Class A)	640,171
17,498	*	Metalico, Inc	81,541
25,092		Mueller Industries, Inc	521,914

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
6,240	*	Northwest Pipe Co	$216,902
6,123		Olympic Steel, Inc	149,830
15,632	*	RTI International Metals, Inc	276,217
5,426	*	Sutor Technology Group Ltd	17,743
15,950		Texas Industries, Inc	500,192
19,959		Tredegar Corp	265,854
4,534	*	Universal Stainless & Alloy	73,768
31,357	*	Uranium Energy Corp	90,935
40,708		Worthington Industries, Inc	520,655
		TOTAL PRIMARY METAL INDUSTRIES	5,188,188

PRINTING AND PUBLISHING - 0.75%
36,928	*	ACCO Brands Corp	104,137
27,007		American Greetings Corp (Class A)	315,442
58,689		Belo (A.H.) Corp (Class A)	105,053
18,131		Bowne & Co, Inc	118,033
18,245	*	China Information Security Technology, Inc	52,181
6,480	*	Consolidated Graphics, Inc	112,882
6,805		Courier Corp	103,844
5,065		CSS Industries, Inc	103,225
20,046	*	Dolan Media Co	256,388
17,504		Ennis, Inc	218,100
16,466		EW Scripps Co (Class A)	34,414
24,131		Harte-Hanks, Inc	223,212
28,910		Journal Communications, Inc (Class A)	30,356
16,198	*	Martha Stewart Living Omnimedia, Inc (Class A)	49,566
6,899		Multi-Color Corp	84,582
16,471	*	Playboy Enterprises, Inc (Class B)	41,342
14,824		Primedia, Inc	29,796
9,483		Schawk, Inc (Class A)	71,217
15,219		Scholastic Corp	301,184
10,732		Standard Register Co	34,986
31,785	*	Valassis Communications, Inc	194,206
28,568	*	VistaPrint Ltd	1,218,425
		TOTAL PRINTING AND PUBLISHING	3,802,571

RAILROAD TRANSPORTATION - 0.12%
22,144	*	Genesee & Wyoming, Inc (Class A)	587,037
		TOTAL RAILROAD TRANSPORTATION	587,037

REAL ESTATE - 0.22%
1,270	*	American Realty Investors, Inc	12,954
15,685	*	China Housing & Land Development, Inc	90,346
3,657		Consolidated-Tomoka Land Co	128,288
17,867		DuPont Fabros Technology, Inc	168,307
24,209	*	Forestar Real Estate Group, Inc	287,602
14,529	*	LoopNet, Inc	112,600
11,659	*	Reading International, Inc	53,048
54,307		Stewart Enterprises, Inc (Class A)	261,760
		TOTAL REAL ESTATE	1,114,905

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.80%
17,505		A. Schulman, Inc	$264,501
3,561	*	AEP Industries, Inc	93,975
39,842		Cooper Tire & Rubber Co	395,233
8,860	*	Deckers Outdoor Corp	622,592
13,088	*	Metabolix, Inc	107,583
22,403	*	Skechers U.S.A., Inc (Class A)	218,877
20,630		Spartech Corp	189,590
23,488		Titan International, Inc	175,455
10,394	*	Trex Co, Inc	138,968
42,321		Tupperware Corp	1,101,192
22,132		West Pharmaceutical Services, Inc	771,300
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	4,079,266

SECURITY AND COMMODITY BROKERS - 1.51%
24,196	*	Broadpoint Securities Group, Inc	135,014
13,195		Calamos Asset Management, Inc (Class A)	186,181
11,632		Cohen & Steers, Inc	173,898
1,565		Diamond Hill Investment Group, Inc	62,882
10,961		Duff & Phelps Corp	194,887
326,332	*	E*Trade Financial Corp	417,705
8,562		Epoch Holding Corp	73,976
7,034		Evercore Partners, Inc (Class A)	138,148
14,540	*	FBR Capital Markets Corp	68,338
18,924	*	FCStone Group, Inc	74,750
13,348		Fifth Street Finance Corp	134,014
4,948		GAMCO Investors, Inc (Class A)	239,978
43,874		GFI Group, Inc	295,711
3,017	*	International Assets Holding Corp	44,863
9,881		JMP Group, Inc	75,985
23,552	*	KBW, Inc	677,355
62,806	*	Knight Capital Group, Inc (Class A)	1,070,841
37,492	*	LaBranche & Co, Inc	161,216
21,462	*	MarketAxess Holdings, Inc	204,533
65,428	*	MF Global Ltd	387,988
6,396		Oppenheimer Holdings, Inc	135,403
28,525		optionsXpress Holdings, Inc	442,993
13,176	*	Penson Worldwide, Inc	117,925
13,306	*	Piper Jaffray Cos	581,072
4,963		Pzena Investment Management, Inc (Class A)	37,620
12,991		Sanders Morris Harris Group, Inc	71,451
18,506	*	Stifel Financial Corp	889,953
16,266		SWS Group, Inc	227,236
67	*,m	Teton Advisors, Inc	0
14,028	*	Thomas Weisel Partners Group, Inc	84,449
8,706		US Global Investors, Inc (Class A)	80,618
883		Value Line, Inc	29,024
3,779		Westwood Holdings Group, Inc	158,000
		TOTAL SECURITY AND COMMODITY BROKERS	7,674,007

SOCIAL SERVICES - 0.08%
15,169	*	Capital Senior Living Corp	69,019
2,755	*	Nobel Learning Communities, Inc	31,600

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,466	*	Providence Service Corp	$81,753
17,022	*	Res-Care, Inc	243,414
		TOTAL SOCIAL SERVICES	425,786

SPECIAL TRADE CONTRACTORS - 0.63%
2,355		Alico, Inc	70,697
19,780	*	AsiaInfo Holdings, Inc	340,414
15,265		Chemed Corp	602,662
26,014		Comfort Systems USA, Inc	266,644
26,170	*	Dycom Industries, Inc	289,702
44,335	*	EMCOR Group, Inc	892,020
26,242	*	Insituform Technologies, Inc (Class A)	445,327
5,103	*	Integrated Electrical Services, Inc	39,854
13,146	*	Layne Christensen Co	268,836
		TOTAL SPECIAL TRADE CONTRACTORS	3,216,156

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
18,893		Apogee Enterprises, Inc	232,384
15,825	*	Cabot Microelectronics Corp	447,690
13,036		CARBO Ceramics, Inc	445,831
22,328	*	US Concrete, Inc	44,209
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,170,114

TEXTILE MILL PRODUCTS - 0.10%
18,282		Albany International Corp (Class A)	208,049
35,011		Interface, Inc (Class A)	217,068
8,475		Oxford Industries, Inc	98,734
		TOTAL TEXTILE MILL PRODUCTS	523,851

TOBACCO PRODUCTS - 0.18%
16,686		Universal Corp	552,474
24,997		Vector Group Ltd	357,207
		TOTAL TOBACCO PRODUCTS	909,681

TRANSPORTATION BY AIR - 0.90%
7,342	*	Air Methods Corp	200,877
34,278	*	Air Transport Services Group, Inc	79,525
81,007	*	Airtran Holdings, Inc	501,433
24,587	*	Alaska Air Group, Inc	448,959
10,371	*	Allegiant Travel Co	411,106
11,556	*	Atlas Air Worldwide Holdings, Inc	267,984
19,696	*	Bristow Group, Inc	583,592
34,872	*	Hawaiian Holdings, Inc	209,929
155,610	*	JetBlue Airways Corp	664,456
8,978	*	PHI, Inc	153,883
22,455	*	Republic Airways Holdings, Inc	146,631
38,032		Skywest, Inc	387,926
97,242		UAL Corp	310,202
89,098	*	US Airways Group, Inc	216,508
		TOTAL TRANSPORTATION BY AIR	4,583,011

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 1.81%
14,621		A.O. Smith Corp	$476,206
26,138	*	AAR Corp	419,515
8,983	*	Aerovironment, Inc	277,215
30,185		American Axle & Manufacturing Holdings, Inc	103,836
6,079		American Railcar Industries, Inc	50,213
14,659	*	Amerigon, Inc (Class A)	89,420
50,020		ArvinMeritor, Inc	219,588
13,348	*	ATC Technology Corp	193,546
59,570		Brunswick Corp	257,342
34,395		Clarcor, Inc	1,003,990
17,082	*	Cogo Group, Inc	101,980
64,268	*	Dana Holding Corp	82,263
7,673	*	Dorman Products, Inc	106,118
7,062		Ducommun, Inc	132,695
32,918		Federal Signal Corp	251,823
47,262	*	Force Protection, Inc	417,796
8,055		Freightcar America, Inc	135,405
8,455	*	Fuel Systems Solutions, Inc	170,706
37,077	*	GenCorp, Inc	70,817
5,897	*	GenTek, Inc	131,680
10,954		Greenbrier Cos, Inc	78,759
16,267		Group 1 Automotive, Inc	423,267
15,605		Heico Corp	565,837
17,326		Kaman Corp	289,344
43,792	*	Lear Corp	21,896
5,930	*	LMI Aerospace, Inc	60,012
6,785	*	Miller Industries, Inc	59,708
38,236	*	Orbital Sciences Corp	580,040
21,491		Polaris Industries, Inc	690,291
4,338		Portec Rail Products, Inc	42,729
21,919		Spartan Motors, Inc	248,342
10,583	*	Standard Motor Products, Inc	87,521
15,629		Superior Industries International, Inc	220,369
31,203	*	Tenneco, Inc	330,752
3,887	*	Todd Shipyards Corp	64,719
11,260		Triumph Group, Inc	450,400
19,679		Winnebago Industries, Inc	146,215
9,938	*	Wonder Auto Technology, Inc	100,672
		TOTAL TRANSPORTATION EQUIPMENT	9,153,027

TRANSPORTATION SERVICES - 0.23%
12,470		Ambassadors Group, Inc	171,712
6,574	*	Dynamex, Inc	101,174
24,882	*	Hub Group, Inc (Class A)	513,565
26,714	*	Interval Leisure Group, Inc	248,974
25,018	*	Orbitz Worldwide, Inc	47,534
23,019		Pacer International, Inc	51,332
4,789	*	Universal Travel Group	53,589
		TOTAL TRANSPORTATION SERVICES	1,187,880

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
TRUCKING AND WAREHOUSING - 0.65%
17,095		Arkansas Best Corp	$450,453
14,955	*	Celadon Group, Inc	125,472
19,548		Forward Air Corp	416,763
34,295		Heartland Express, Inc	504,823
10,384	*	Marten Transport Ltd	215,572
18,206	*	Old Dominion Freight Line	611,176
1,003	*	Patriot Transportation Holding, Inc	73,149
9,119	*	Saia, Inc	164,233
4,016		Universal Truckload Services, Inc	62,850
5,268	*	USA Truck, Inc	71,276
28,769		Werner Enterprises, Inc	521,295
38,943	*	YRC Worldwide, Inc	67,371
		TOTAL TRUCKING AND WAREHOUSING	3,284,433

WATER TRANSPORTATION - 0.77%
6,103	*	American Commercial Lines, Inc	94,474
33,566		DHT Maritime, Inc	174,879
31,779		Eagle Bulk Shipping, Inc	149,044
17,389		Genco Shipping & Trading Ltd	377,689
32,935		General Maritime Corp	325,727
23,058		Golar LNG Ltd	197,146
15,373	*	Gulfmark Offshore, Inc	424,295
19,869		Horizon Lines, Inc (Class A)	76,694
15,496	*	Hornbeck Offshore Services, Inc	331,459
3,745		International Shipholding Corp	100,965
11,563		Knightsbridge Tankers Ltd	157,719
28,522		Nordic American Tanker Shipping	907,571
35,927	*	Odyssey Marine Exploration, Inc	57,483
29,392		Ship Finance International Ltd	324,194
9,040	*	TBS International Ltd (Class A)	70,602
8,497		Teekay Tankers Ltd (Class A)	78,937
15,471	*	Ultrapetrol Bahamas Ltd	68,537
		TOTAL WATER TRANSPORTATION	3,917,415

WHOLESALE TRADE-DURABLE GOODS - 1.91%
10,306		Agilysys, Inc	48,232
27,633		Applied Industrial Technologies, Inc	544,370
31,359		Barnes Group, Inc	372,859
30,461	*	Beacon Roofing Supply, Inc	440,466
7,904	*	Bluelinx Holdings, Inc	23,712
8,207	*	Cardtronics, Inc	31,269
11,229		Castle (A.M.) & Co	135,646
8,990	*	Chindex International, Inc	111,206
4,130		Communications Systems, Inc	40,474
20,637	*	Conceptus, Inc	348,765
13,438	*	DemandTec, Inc	118,254
16,814	*	Digi International, Inc	163,937
12,864	*	Drew Industries, Inc	156,555
4,040		Eastern Co	66,660
17,162	*	Hansen Medical, Inc	84,780
11,908		Houston Wire & Cable Co	141,824
30,968	*	Insight Enterprises, Inc	299,151

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
21,948	*	Interline Brands, Inc	$300,249
38,622		Knight Transportation, Inc	639,194
2,812		Lawson Products, Inc	39,959
26,639	*	MedAssets, Inc	518,129
17,477	*	Merge Healthcare, Inc	75,151
7,274	*	MWI Veterinary Supply, Inc	253,572
28,140		Owens & Minor, Inc	1,233,094
32,899		PEP Boys - Manny Moe & Jack	333,596
31,239		Pool Corp	517,318
40,462	*	PSS World Medical, Inc	748,952
46,715	*	Solera Holdings, Inc	1,186,560
5,825	*	Sport Supply Group, Inc	50,037
7,646	*	Titan Machinery, Inc	97,028
31,163	*	TomoTherapy, Inc	85,698
23,065	*	Tyler Technologies, Inc	360,275
9,685	*	West Marine, Inc	53,364
2,921	*	Willis Lease Finance Corp	38,324
		TOTAL WHOLESALE TRADE-DURABLE GOODS	9,658,660

WHOLESALE TRADE-NONDURABLE GOODS - 1.59%
16,862		Aceto Corp	112,470
37,862	*	Akorn, Inc	45,434
58,538	*	Alliance One International, Inc	222,444
12,301		Andersons, Inc	368,292
44,722	*	Bare Escentuals, Inc	396,684
25,966	*	BioScrip, Inc	153,719
21,851	*	BMP Sunstone Corp	103,574
7,664	*	Clearwater Paper Corp	193,823
6,556	*	Core-Mark Holding Co, Inc	170,849
27,687	*	Fresh Del Monte Produce, Inc	450,191
26,452	*	Hain Celestial Group, Inc	412,916
5,127		Kenneth Cole Productions, Inc (Class A)	36,043
17,681		K-Swiss, Inc (Class A)	150,289
11,667	*	LSB Industries, Inc	188,655
35,211		Men's Wearhouse, Inc	675,347
21,276		Myers Industries, Inc	177,016
8,656		Nash Finch Co	234,231
33,398		Nu Skin Enterprises, Inc (Class A)	510,989
6,602	*	Perry Ellis International, Inc	48,063
7,589	*	Schiff Nutrition International, Inc	38,628
12,692	*	School Specialty, Inc	256,505
15,007		Spartan Stores, Inc	186,237
12,141	*	Synutra International, Inc	133,551
24,254	*	Tractor Supply Co	1,002,175
29,008	*	United Natural Foods, Inc	761,460
16,027	*	United Stationers, Inc	559,022
12,730	*	Volcom, Inc	159,125
14,562		Zep, Inc	175,472
13,292	*	Zhongpin, Inc	137,705
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	8,060,909

		TOTAL COMMON STOCKS	506,343,824
		(Cost $653,297,430)

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
RIGHTS / WARRANTS - 0.00%
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00%
4	m	GreenHunter Energy, Inc	$0
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

		TOTAL INVESTMENTS - 99.90%	506,343,824
		(Cost $653,297,430)
		OTHER ASSETS AND LIABILITIES, NET - 0.10%	514,077
		NET ASSETS - 100.00%	$506,857,901

	*	Non-income producing.
	b	In bankruptcy.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.35%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.02%
4,385		Bureau Veritas S.A.	$215,272
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	215,272

AMUSEMENT AND RECREATION SERVICES - 0.58%
41,254		Aristocrat Leisure Ltd	125,989
71,563		Ladbrokes plc	216,633
6,232		Lottomatica S.p.A.	120,035
10,800		Nintendo Co Ltd	2,985,458
23,216		OPAP S.A.	618,802
5,500		Oriental Land Co Ltd	368,817
19,300		Sega Sammy Holdings, Inc	245,019
52,498		Sky City Entertainment Group Ltd	90,776
58,154		TABCORP Holdings Ltd	335,521
119,163		Tattersall's Ltd	244,855
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,351,905

APPAREL AND ACCESSORY STORES - 0.52%
45,244		Burberry Group plc	314,862
5,200		Fast Retailing Co Ltd	680,127
54,876		Hennes & Mauritz AB (B Shares)	2,738,589
22,355		Inditex S.A.	1,071,595
		TOTAL APPAREL AND ACCESSORY STORES	4,805,173

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
5,670		Hermes International	787,461
14,000		Onward Kashiyama Co Ltd	90,393
2,300		Shimamura Co Ltd	183,360
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,061,214

AUTO REPAIR, SERVICES AND PARKING - 0.41%
200,792		Standard Chartered plc	3,765,909
		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,765,909

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
254,481		Kingfisher plc	744,399
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	744,399

BUSINESS SERVICES - 2.10%
12,808		Adecco S.A.	533,514
7,299		Atos Origin S.A.	247,333
24,050	*	Autonomy Corp plc	568,579
49,293		Computershare Ltd	358,277
6,840		Dassault Systemes S.A.	301,874

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
31		Dena Co Ltd	$103,939
20,300		Dentsu, Inc	427,768
106,570		Experian Group Ltd	796,432
194,000		Fujitsu Ltd	1,059,262
12,537		Gestevision Telecinco S.A.	116,957
144,187		Group 4 Securicor plc	494,596
2,880		Hakuhodo DY Holdings, Inc	155,458
11,662		Indra Sistemas S.A.	252,353
7,740		JC Decaux S.A.	122,859
20,500		JSR Corp	351,757
10,600		Konami Corp	203,671
5,760		Mitsubishi UFJ Lease & Finance Co Ltd	188,343
215,000		NEC Corp	845,850
11,800		Nomura Research Institute Ltd	262,739
132		NTT Data Corp	427,508
920		Obic Co Ltd	149,649
4,000		Oracle Corp Japan	146,987
1,700		Otsuka Corp	90,881
13,174		Publicis Groupe S.A.	401,595
762		Rakuten, Inc	459,565
10,322		Randstad Holdings NV	285,477
150,004		Sage Group plc	439,527
90,643		SAP AG.	3,645,634
23,300		Secom Co Ltd	948,108
32,729		Securitas AB (B Shares)	277,880
488		SGS S.A.	604,526
2,379		Societe Des Autoroutes Paris-Rhin-Rhone	161,729
82,600		Softbank Corp	1,613,673
6,700		Square Enix Co Ltd	157,528
11,500		Trend Micro, Inc	368,869
13,250		United Internet AG.	155,022
2,340		USS Co Ltd	120,722
138,847		WPP plc	921,148
1,516		Yahoo! Japan Corp	483,905
		TOTAL BUSINESS SERVICES	19,251,494

CHEMICALS AND ALLIED PRODUCTS - 9.86%
10,674	*	Actelion Ltd	558,480
26,977		Air Liquide	2,464,066
124,000		Asahi Kasei Corp	632,003
49,700		Astellas Pharma, Inc	1,764,405
154,689		AstraZeneca plc	6,796,270
99,999		BASF AG.	3,974,232
9,197		Beiersdorf AG.	432,346
6,953		Christian Dior S.A.	518,621
25,658		Chugai Pharmaceutical Co Ltd	490,068
62,570		CSL Ltd	1,620,967
35,000		Daicel Chemical Industries Ltd	212,540
74,000		Daiichi Sankyo Co Ltd	1,327,368
76,000		Dainippon Ink and Chemicals, Inc	119,126
16,300		Dainippon Sumitomo Pharma Co Ltd	142,806
15,774		DSM NV	494,130

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
26,200		Eisai Co Ltd	$935,569
49,581	*	Elan Corp plc	338,731
800	*	Elan Corp plc (ADR)	5,096
553		Eramet	144,411
616		Givaudan S.A.	377,293
560,230		GlaxoSmithKline plc	9,848,260
13,101		Grifols S.A.	231,388
5,067		H Lundbeck A/s	96,406
14,992		Henkel KGaA	404,015
20,052		Henkel KGaA (Preference)	625,328
7,600		Hisamitsu Pharmaceutical Co, Inc	236,674
166,508		Incitec Pivot Ltd	319,330
2,669		Ipsen	116,557
23,000		Kansai Paint Co Ltd	165,454
58,000		Kao Corp	1,267,348
36,000		Kuraray Co Ltd	400,602
27,000		Kyowa Hakko Kogyo Co Ltd	305,777
16,646		Linde AG.	1,364,447
4,992		Lonza Group AG.	495,731
25,783		L'Oreal S.A.	1,926,939
15,400		Mediceo Paltac Holdings Co Ltd	176,644
6,723		Merck KGaA	683,773
136,000		Mitsubishi Chemical Holdings Corp	577,402
41,000		Mitsubishi Gas Chemical Co, Inc	224,716
15,000		Nissan Chemical Industries Ltd	169,253
228,403		Novartis AG.	9,257,622
48,578		Novo Nordisk AS (Class B)	2,626,357
4,813		Novozymes AS (B Shares)	390,774
16,325		Nufarm Ltd	120,760
10,100		Ono Pharmaceutical Co Ltd	447,677
9,414		Orion Oyj (Class B)	147,516
65,116		Reckitt Benckiser Group plc	2,963,183
74,880		Roche Holding AG.	10,178,802
111,950		Sanofi-Aventis	6,575,640
7,700		Santen Pharmaceutical Co Ltd	234,593
43,900		Shin-Etsu Chemical Co Ltd	2,041,543
31,000		Shionogi & Co Ltd	600,789
58,222		Shire Ltd	800,299
39,000		Shiseido Co Ltd	640,453
124,000		Showa Denko KK	222,681
6,171		Solvay S.A.	520,544
164,000		Sumitomo Chemical Co Ltd	740,541
10,069		Syngenta AG.	2,337,587
13,000		Taisho Pharmaceutical Co Ltd	246,546
30,000		Taiyo Nippon Sanso Corp	287,746
81,500		Takeda Pharmaceutical Co Ltd	3,180,983
24,000		Tanabe Seiyaku Co Ltd	276,535
27,000		Tokuyama Corp	198,713
139,000		Toray Industries, Inc	709,898
54,000		Tosoh Corp	153,589
6,300		Tsumura & Co	196,844
120,000		UBE Industries Ltd	336,326

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
10,536	UCB S.A.	$337,141
1,644	Wacker Chemie AG.	188,746
20,185	Yara International ASA	565,041
	TOTAL CHEMICALS AND ALLIED PRODUCTS	90,510,041

COMMUNICATIONS - 6.27%
17,167	Belgacom S.A.	547,520
126,429	British Sky Broadcasting plc	946,404
845,815	BT Group plc	1,412,407
274,797	Cable & Wireless plc	601,740
43,676	Carphone Warehouse Group plc	113,532
295,339	Deutsche Telekom AG.	3,480,255
14,824	Elisa Oyj (Series A)	243,935
11,715	Eutelsat Communications	302,146
192,801	France Telecom S.A.	4,370,807
57	Fuji Television Network, Inc	86,090
28,089	Hellenic Telecommunications Organization S.A.	429,510
2,400	Hikari Tsushin, Inc	54,186
1,984	Iliad Sa	192,434
255	Jupiter Telecommunications Co	193,761
319	KDDI Corp	1,695,417
6,595	M6-Metropole Television	124,714
79,979	Mediaset S.p.A.	447,952
3,199	Mobistar S.A.	197,100
56,600	Nippon Telegraph & Telephone Corp	2,303,130
1,668	NTT DoCoMo, Inc	2,444,819
301,000	PCCW Ltd	78,454
61,757	Portugal Telecom SGPS S.A.	603,938
181,038	Royal KPN NV	2,488,642
29,460	SES Global S.A.	561,647
837,403	Singapore Telecommunications Ltd	1,734,472
12,410	Societe Television Francaise 1	139,153
45,000	StarHub Ltd	66,487
2,672	Swisscom AG.	820,130
31,852	Tele2 AB (B Shares)	321,631
209,760	Telecom Corp of New Zealand Ltd	369,470
602,329	Telecom Italia RSP	591,061
1,053,055	Telecom Italia S.p.A.	1,455,118
448,423	Telefonica S.A.	10,140,607
36,453	Telekom Austria AG.	569,678
93,454	Telenor ASA	718,692
29,000	Television Broadcasts Ltd	116,561
241,060	TeliaSonera AB	1,265,505
484,658	Telstra Corp Ltd	1,323,922
3,300	Tokyo Broadcasting System, Inc	51,931
127,022	Vivendi Universal S.A.	3,035,513
5,664,320	Vodafone Group plc	10,921,795
	TOTAL COMMUNICATIONS	57,562,266

DEPOSITORY INSTITUTIONS - 13.98%
36,000	77 Bank Ltd	210,017
39,573	Alpha Bank S.A.	433,017

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
67,097	m	Anglo Irish Bank Corp plc	$20,426
64,000		Aozora Bank Ltd	98,988
249,473		Australia & New Zealand Banking Group Ltd	3,314,907
75,946		Banca Carige S.p.A.	208,287
834,051		Banca Intesa S.p.A.	2,685,260
92,838		Banca Intesa S.p.A. RSP	228,697
257,602		Banca Monte dei Paschi di Siena S.p.A.	415,945
43,376		Banca Popolare di Milano	258,308
63,883		Banche Popolari Unite ScpA	830,761
384,762		Banco Bilbao Vizcaya Argentaria S.A.	4,825,482
229,150		Banco Comercial Portugues S.A.	232,739
94,216		Banco de Sabadell S.A.	588,160
22,331		Banco de Valencia S.A.	216,470
80,885		Banco Espirito Santo S.A.	435,723
63,466		Banco Popolare Scarl	473,657
77,187		Banco Popular Espanol S.A.	672,429
880,602		Banco Santander Central Hispano S.A.	10,574,610
163,047		Bank of East Asia Ltd	497,553
32,000		Bank of Kyoto Ltd	297,296
128,000		Bank of Yokohama Ltd	686,936
31,204		Bankinter S.A.	368,581
1,029,307		Barclays plc	4,792,366
29,848		Bendigo Bank Ltd	167,158
88,970		BNP Paribas	5,772,532
407,500		BOC Hong Kong Holdings Ltd	714,041
81,000		Chiba Bank Ltd	530,555
18,000		Chugoku Bank Ltd	250,189
73,799		Commerzbank AG.	458,633
159,332		Commonwealth Bank of Australia	5,007,198
90,141		Credit Agricole S.A.	1,122,408
47,281		Danske Bank AS	814,967
181,500		DBS Group Holdings Ltd	1,478,666
60,563		Deutsche Bank AG.	3,669,880
9,178		Deutsche Postbank AG.	233,173
57,415		Dexia	435,263
76,263		DNB NOR Holding ASA	581,151
33,098		EFG Eurobank Ergasias S.A.	348,236
19,821		Erste Bank der Oesterreichischen Sparkassen AG.	534,707
242,286	*	Fortis	825,934
83,000		Fukuoka Financial Group, Inc	372,201
41,000		Gunma Bank Ltd	228,546
47,000		Hachijuni Bank Ltd	266,383
79,500		Hang Seng Bank Ltd	1,118,122
52,000		Hiroshima Bank Ltd	216,993
129,000		Hokuhoku Financial Group, Inc	324,057
1,851,156		HSBC Holdings plc	15,303,742
210,632		ING Groep NV	2,119,218
42,315		Investec plc	227,472
26,000		Iyo Bank Ltd	265,843
76,000		Joyo Bank Ltd	388,146
22,739		Julius Baer Holding AG.	882,731
1,693,593		Lloyds TSB Group plc	1,948,459

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
51,191		Mediobanca S.p.A.	$609,335
1,002,480		Mitsubishi UFJ Financial Group, Inc	6,222,900
103,000		Mitsui Trust Holdings, Inc	394,530
1,021,300		Mizuho Financial Group, Inc	2,395,950
173,000		Mizuho Trust & Banking Co Ltd	224,477
207,816		National Australia Bank Ltd	3,757,760
53,634		National Bank of Greece S.A.	1,489,760
106,493		Natixis	206,014
75,000		Nishi-Nippon City Bank Ltd	189,962
350,524		Nordea Bank AB	2,776,149
24,230		OKO Bank (Class A)	193,749
266,520		Oversea-Chinese Banking Corp	1,229,186
33,390		Piraeus Bank S.A.	332,572
5,676		Raiffeisen International Bank Holding AG.	197,074
54,100		Resona Holdings, Inc	761,505
1,842,375		Royal Bank of Scotland Group plc	1,171,207
31,800	*	Sapporo Hokuyo Holdings, Inc	91,437
70		Seven Bank Ltd	183,765
162,000		Shinsei Bank Ltd	260,653
63,000		Shizuoka Bank Ltd	625,847
160,256		Skandinaviska Enskilda Banken AB (Class A)	704,203
50,461		Societe Generale	2,752,637
96,900		Sumitomo Mitsui Financial Group, Inc	3,953,049
153,000		Sumitomo Trust & Banking Co Ltd	825,868
135,537		Suncorp-Metway Ltd	731,745
24,000		Suruga Bank Ltd	229,948
53,886		Svenska Handelsbanken (A Shares)	1,018,048
35,522		Swedbank AB (A Shares)	206,741
317,478	*	UBS A.G. (Switzerland)	3,883,192
1,539,652		UniCredito Italiano S.p.A	3,877,020
127,000		United Overseas Bank Ltd	1,287,186
315,096		Westpac Banking Corp	5,141,562
18,500		Wing Hang Bank Ltd	162,083
22,000		Yamaguchi Financial Group, Inc	290,715
		TOTAL DEPOSITORY INSTITUTIONS	128,351,048

EATING AND DRINKING PLACES - 0.22%
10,849		Autogrill S.p.A.	91,393
191,792		Compass Group plc	1,078,344
6,400		McDonald's Holdings Co Japan Ltd	118,852
9,819		Sodexho Alliance S.A.	504,012
19,815		Whitbread plc	266,176
		TOTAL EATING AND DRINKING PLACES	2,058,777

EDUCATIONAL SERVICES - 0.03%
7,500		Benesse Corp	300,514
		TOTAL EDUCATIONAL SERVICES	300,514

ELECTRIC, GAS, AND SANITARY SERVICES - 6.13%
131,273		A2A S.p.A.	239,219
10,118		ACEA S.p.A.	123,346
50,508		AGL Energy Ltd	547,406

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
1,796		Bkw Fmb Energie AG	$132,235
525,125		Centrica plc	1,926,576
68,300		Chubu Electric Power Co, Inc	1,581,035
31,300		Chugoku Electric Power Co, Inc	654,689
207,000		CLP Holdings Ltd	1,372,869
31,179		Contact Energy Ltd	117,683
37,481		Drax Group plc	270,704
205,421		E.ON AG.	7,267,765
22,136	*	EDP Renovaveis S.A.	226,690
13,400		Electric Power Development Co	381,128
25,151		Electricite de France	1,223,440
18,292		Enagas	359,638
682,711		Enel S.p.A.	3,323,360
184,091		Energias de Portugal S.A.	721,298
48,743		Fortum Oyj	1,109,109
25,619		Gas Natural SDG S.A.	466,137
130,589		Gaz de France	4,862,039
21,200		Hokkaido Electric Power Co, Inc	397,658
21,400		Hokuriku Electric Power Co	489,822
407,110		Hong Kong & China Gas Ltd	856,239
142,500		Hong Kong Electric Holdings Ltd	792,479
96,524	*	Iberdrola Renovables	440,755
369,808		Iberdrola S.A.	2,998,576
159,343		International Power plc	623,919
83,500		Kansai Electric Power Co, Inc	1,846,214
39,400		Kyushu Electric Power Co, Inc	848,653
264,267		National Grid plc	2,380,376
8,804		Oest Elektrizitatswirts AG. (Class A)	448,083
202,000		Osaka Gas Co Ltd	645,830
12,684		Public Power Corp	261,568
11,048		Red Electrica de Espana	499,212
44,513		RWE A.G.	3,502,541
4,246		RWE A.G. (Preference)	282,934
100,523		Scottish & Southern Energy plc	1,883,683
26,872		Severn Trent plc	483,655
20,600		Shikoku Electric Power Co, Inc	615,851
163,303		Snam Rete Gas S.p.A.	716,477
193,370		SP AusNet	119,979
28,063		Suez Environnement S.A.	489,937
147,509		Terna Rete Elettrica Nazionale S.p.A.	491,466
55,000		Toho Gas Co Ltd	223,802
44,400		Tohoku Electric Power Co, Inc	928,697
130,000		Tokyo Electric Power Co, Inc	3,346,655
245,000		Tokyo Gas Co Ltd	877,407
76,442		United Utilities Group plc	625,039
41,271		Veolia Environnement	1,215,258
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	56,239,131

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.19%
237,819		ABB Ltd	3,738,391
260,007	*	Alcatel S.A.	652,174
13,100	*	Elpida Memory, Inc	142,103

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
317,745		Ericsson (LM) (B Shares)	$3,117,873
245,000	*	Foxconn International Holdings Ltd	160,593
59,000		Fuji Electric Holdings Co Ltd	97,991
19,225		Gamesa Corp Tecnologica S.A.	364,362
37,000		GS Yuasa Corp	325,697
3,500		Hirose Electric Co Ltd	374,215
11,000		Hitachi Chemical Co Ltd	177,786
7,300		Hitachi High-Technologies Corp	124,805
368,000		Hitachi Ltd	1,149,821
43,000		Hoya Corp	864,151
14,100	*	Ibiden Co Ltd	397,379
105,848		Koninklijke Philips Electronics NV	1,948,915
16,900		Kyocera Corp	1,275,372
12,012		Legrand S.A.	261,781
3,100		Mabuchi Motor Co Ltd	149,956
211,700		Matsushita Electric Industrial Co Ltd	2,861,197
39,000		Matsushita Electric Works Ltd	370,021
8,053		Millicom International Cellular S.A.	453,556
38,000		Minebea Co Ltd	162,122
201,000		Mitsubishi Electric Corp	1,274,833
8,500		Mitsumi Electric Co Ltd	182,203
22,200		Murata Manufacturing Co Ltd	944,828
18,000		NGK Spark Plug Co Ltd	172,087
11,300		Nidec Corp	686,199
16,400		Nitto Denko Corp	500,503
410,926		Nokia Oyj	6,018,317
23,700		Omron Corp	343,193
24,858	*	Renewable Energy Corp AS	192,906
74,000		Ricoh Co Ltd	956,350
3,800		Rinnai Corp	168,433
10,500		Rohm Co Ltd	766,232
178,000	*	Sanyo Electric Co Ltd	461,930
104,000		Sharp Corp	1,082,805
7,700		Shinko Electric Industries	95,596
44,182		Smiths Group plc	509,908
108,500		Sony Corp	2,843,852
15,500		Stanley Electric Co Ltd	315,036
71,104		STMicroelectronics NV	531,957
13,500		Sumco Corp	192,687
12,600		TDK Corp	593,803
6,700	*	Toyota Boshoku Corp	100,220
13,900		Ushio, Inc	222,492
28,000		Yaskawa Electric Corp	186,599
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	38,513,230

ENGINEERING AND MANAGEMENT SERVICES - 0.34%
7,800		Aeon Mall Co Ltd	148,818
14,418		Cap Gemini S.A.	530,738
66,075		Capita Group plc	776,709
7,622		Fugro NV	315,643
23,000		JGC Corp	372,450
118,460		SembCorp Industries Ltd	246,996

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
52,672		Serco Group plc	$365,688
17,765		WorleyParsons Ltd	340,841
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,097,883

FABRICATED METAL PRODUCTS - 0.30%
87,202		Amcor Ltd	350,634
4,147	*	Geberit AG.	509,906
17,000		Hitachi Metals Ltd	144,880
26,800		JS Group Corp	414,512
73,162		Rexam plc	342,442
3,806		Salzgitter AG.	333,276
18,954		Ssab Svenskt Stal AB (Series A)	220,505
8,867		Ssab Svenskt Stal AB (Series B)	95,398
17,000		Toyo Seikan Kaisha Ltd	360,876
		TOTAL FABRICATED METAL PRODUCTS	2,772,429

FOOD AND KINDRED PRODUCTS - 4.70%
69,000		Ajinomoto Co, Inc	547,215
8,260	*	Aryzta AG.	265,311
39,000		Asahi Breweries Ltd	561,509
40,640		Associated British Foods plc	509,814
147,929		Cadbury plc	1,260,671
11,453		Carlsberg AS (Class B)	734,630
20,962		Coca Cola Hellenic Bottling Co S.A.	432,276
57,060		Coca-Cola Amatil Ltd	395,879
5,900		Coca-Cola West Japan Co Ltd	112,996
159,350		CSR Ltd	218,287
266,477		Diageo plc	3,820,725
596,280		Golden Agri-Resources Ltd	156,439
55,968		Groupe Danone	2,762,146
26,959		Heineken NV	999,945
78,428		InBev NV	2,831,984
6,100		Ito En Ltd	86,813
31,000		Kaneka Corp	221,072
16,115		Kerry Group plc (Class A)	367,588
90,000		Kirin Brewery Co Ltd	1,261,224
88		Lindt & Spruengli AG.	164,410
12		Lindt & Spruengli AG. (Reg)	265,059
30,721		Lion Nathan Ltd	286,415
7,200	*	MEIJI Holdings Co Ltd	289,988
392,200		Nestle S.A.	14,770,443
19,000		Nippon Meat Packers, Inc	240,421
18,500		Nisshin Seifun Group, Inc	220,844
8,700		Nissin Food Products Co Ltd	263,705
126,700		Olam International Ltd	212,566
174,043		Parmalat S.p.A.	419,704
21,156		Pernod-Ricard S.A.	1,331,682
95,092		SABMiller plc	1,932,100
30,000		Sapporo Holdings Ltd	172,523
6,988		Suedzucker AG.	141,851
82,000		Swire Pacific Ltd (Class A)	827,401
9,000		Toyo Suisan Kaisha Ltd	185,633

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
139,242		Unilever plc	$3,262,113
91,000		Wilmar International Ltd	315,396
10,100		Yakult Honsha Co Ltd	193,120
13,000		Yamazaki Baking Co Ltd	146,821
		TOTAL FOOD AND KINDRED PRODUCTS	43,188,719

FOOD STORES - 1.93%
68,312		Carrefour S.A.	2,915,192
1,623		Colruyt S.A.	370,212
10,427		Delhaize Group	733,350
6,200		FamilyMart Co Ltd	195,007
140,070		Goodman Fielder Ltd	147,293
109,202		J Sainsbury plc	562,333
22,515		Jeronimo Martins SGPS S.A.	153,441
7,577		Kesko Oyj (B Shares)	200,470
123,729		Koninklijke Ahold NV	1,420,522
7,300		Lawson, Inc	321,295
84,600		Seven & I Holdings Co Ltd	1,993,481
851,466		Tesco plc	4,953,341
245,908		WM Morrison Supermarkets plc	956,803
133,257		Woolworths Ltd	2,830,496
		TOTAL FOOD STORES	17,753,236

FURNITURE AND HOME FURNISHINGS STORES - 0.11%
56,109		Harvey Norman Holdings Ltd	149,202
4,200		Nitori Co Ltd	298,209
9,050		Yamada Denki Co Ltd	528,899
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	976,310

GENERAL BUILDING CONTRACTORS - 0.92%
15,428		ACS Actividades Cons y Servicios S.A.	780,235
34,691		AMEC plc	372,691
49,992		Balfour Beatty plc	254,143
9,071		Berkeley Group Holdings plc	119,986
47,000		Cheung Kong Infrastructure Holdings Ltd	164,954
8,100		Daito Trust Construction Co Ltd	383,412
53,000		Daiwa House Industry Co Ltd	572,169
4,617		Eiffage S.A.	268,794
60,928		Fletcher Building Ltd	258,665
4,400		Hochtief AG.	221,594
90,000		Kajima Corp	281,206
51,112		Lend Lease Corp Ltd	288,714
15,600	*	Leopalace21 Corp	139,588
69,000		Obayashi Corp	338,787
11,298		Sacyr Vallehermoso S.A.	156,592
45,000		Sekisui Chemical Co Ltd	283,075
50,000		Sekisui House Ltd	508,642
65,000		Shimizu Corp	283,386
39,209		Skanska AB (B Shares)	438,358
100,000		Taisei Corp	241,864
46,033		Vinci S.A.	2,065,506
		TOTAL GENERAL BUILDING CONTRACTORS	8,422,361

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 0.74%
66,700		Aeon Co Ltd	$661,219
34,480		Isetan Mitsukoshi Holdings Ltd	352,191
53,400		J Front Retailing Co Ltd	255,540
66,000		Keio Corp	384,346
169,000		Kintetsu Corp	745,575
84,000		Lifestyle International Holdings Ltd	116,624
162,268		Marks & Spencer Group plc	816,909
26,800		Marui Co Ltd	189,173
20,522		Next plc	495,975
65,000		Odakyu Electric Railway Co Ltd	557,326
7,550		PPR	615,949
31,000		Takashimaya Co Ltd	244,885
93,000		Tobu Railway Co Ltd	547,371
128,000		Tokyu Corp	647,075
19,000		UNY Co Ltd	162,713
		TOTAL GENERAL MERCHANDISE STORES	6,792,871

HEALTH SERVICES - 0.18%
1,309		BioMerieux	114,697
102,000		Fraser and Neave Ltd	273,239
19,813		Fresenius Medical Care AG.	886,372
42,083		Sonic Healthcare Ltd	417,777
		TOTAL HEALTH SERVICES	1,692,085

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.39%
33,114		Abertis Infraestructuras S.A.	622,715
3,206		Acciona S.A.	393,984
5,467		Boskalis Westminster	123,937
23,591		Bouygues S.A.	886,935
5,062		Fomento de Construcciones y Contratas S.A.	207,427
7,090		Grupo Ferrovial S.A.	227,470
27,883		Saipem S.p.A.	678,265
126,049		Transurban Group	424,564
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	3,565,297

HOLDING AND OTHER INVESTMENT OFFICES - 3.83%
100,937		3i Group plc	401,869
137,960		Ascendas Real Estate Investment Trust	151,447
184,739		CFS Gandel Retail Trust	245,623
528,581		DB RREEF Trust	319,448
2,635		Eurazeo	109,417
2,791		Fonciere Des Regions	209,804
950,030		GPT Group	375,112
8,393		Groupe Bruxelles Lambert S.A.	613,431
11,524		Heineken Holding NV	366,008
589,595	d	iShares MSCI EAFE Index Fund	27,009,348
3,600		Jafco Co Ltd	121,451
57		Japan Prime Realty Investment Corp	123,662
43		Japan Real Estate Investment Corp	357,534
40	*	Japan Retail Fund Investment Corp	185,187

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
233,900		Macquarie Infrastructure Group	$269,522
66,863		Marfin Investment Group S.A	287,024
4,118		Nationale A Portefeuille	198,726
57		Nippon Building Fund, Inc	488,732
32		Nomura Real Estate Office Fund, Inc	203,955
96,000		NWS Holdings Ltd	173,666
1,757		SBI Holdings, Inc	359,115
217,214		Westfield Group	1,991,853
146,875		Wharf Holdings Ltd	622,556
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	35,184,490

HOTELS AND OTHER LODGING PLACES - 0.21%
15,445		Accor S.A.	612,201
55,263		Crown Ltd	323,740
30,161		Intercontinental Hotels Group plc	309,138
124,947		Shangri-La Asia Ltd	185,404
45,193		Thomas Cook Group plc	152,792
58,552		TUI Travel plc	223,244
60,000		United Overseas Land Ltd	136,703
		TOTAL HOTELS AND OTHER LODGING PLACES	1,943,222

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.21%
38,084		Alfa Laval AB	363,332
21,526		Alstom RGPT	1,269,966
40,000		Amada Co Ltd	248,715
20,100		ASM Pacific Technology	103,352
46,260		ASML Holding NV	1,000,044
72,349		Atlas Copco AB (A Shares)	724,461
42,663		Atlas Copco AB (B Shares)	385,726
144,032		Brambles Ltd	691,723
24,700		Brother Industries Ltd	219,476
115,700		Canon, Inc	3,795,216
23,600		Casio Computer Co Ltd	211,416
34,000		Citizen Watch Co Ltd	174,703
27,200		Daikin Industries Ltd	878,102
26,578		Electrolux AB (Series B)	371,213
20,800		Fanuc Ltd	1,675,487
53,600		FUJIFILM Holdings Corp	1,702,560
16,072		GEA Group AG.	243,278
11,000		Hitachi Construction Machinery Co Ltd	179,841
41,446		Husqvarna AB (B Shares)	225,640
138,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	239,228
3,200		Itochu Techno-Science Corp	95,334
37,000		Japan Steel Works Ltd	457,819
99,600		Komatsu Ltd	1,542,567
16,277		Kone Oyj (Class B)	498,470
49,000		Konica Minolta Holdings, Inc	512,711
113,000		Kubota Corp	934,873
11,800		Kurita Water Industries Ltd	382,166
18,043	*	Logitech International S.A.	249,917
12,300		Makita Corp	298,132
333,000		Mitsubishi Heavy Industries Ltd	1,382,675

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
45,000	*	NTN Corp	$180,775
104,442		Sandvik AB	775,058
5,323		Schindler Holding AG.	330,437
1,848		Schindler Holding AG. (Reg)	114,549
13,400		Seiko Epson Corp	219,079
42,222		SKF AB (B Shares)	519,932
6,100		SMC Corp	657,902
9,449		Solarworld AG.	222,295
58,000	*	Sumitomo Heavy Industries Ltd	259,490
19,100		Tokyo Electron Ltd	925,904
419,000		Toshiba Corp	1,522,292
24,700	*	Toyota Tsusho Corp	367,673
21,680	*	Vestas Wind Systems AS	1,553,983
9,042		Wartsila Oyj (B Shares)	290,984
27,500		Yokogawa Electric Corp	185,550
13,224		Zardoya Otis S.A.	276,043
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	29,460,089

INSTRUMENTS AND RELATED PRODUCTS - 1.19%
15,700		Advantest Corp	285,203
5,865		Cochlear Ltd	272,691
2,611		Coloplast AS (Class B)	179,528
22,165		Compagnie Generale d'Optique Essilor International S.A.	1,056,578
42,255		Finmeccanica S.p.A.	594,552
9,146		Fresenius AG (Preference)	493,844
3,278		Fresenius SE	153,453
20,647		Getinge AB (B Shares)	270,310
83,788		Invensys plc	308,090
4,600		Keyence Corp	940,676
14,526		Luxottica Group S.p.A.	303,425
35,000		Nikon Corp	608,190
35,000		Nippon Electric Glass Co Ltd	393,107
12,810		Nobel Biocare Holding AG.	279,650
24,000	*	Olympus Corp	569,264
5,029		Phonak Holding AG.	408,689
19,951	*	Qiagen NV	369,445
17,692		Safran S.A.	233,301
28,000		Shimadzu Corp	224,384
90,224		Smith & Nephew plc	667,222
823		Straumann Holding AG.	149,898
3,213		Swatch Group AG.	515,417
5,222	*	Swatch Group AG. Reg	170,855
6,262		Synthes, Inc	604,559
17,500		Terumo Corp	773,862
2,158	*	William Demant Holding	111,590
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	10,937,783

INSURANCE AGENTS, BROKERS AND SERVICE - 0.42%
77,500		Millea Holdings, Inc	2,147,973
102,390		QBE Insurance Group Ltd	1,641,866
70,863		Unipol Gruppo Finanziario S.p.A.	82,958
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,872,797

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
INSURANCE CARRIERS - 3.67%
19,363		Admiral Group plc	$277,147
154,057		Aegon NV	947,248
55,000		Aioi Insurance Co Ltd	251,778
45,584		Alleanza Assicurazioni S.p.A	312,543
49,050		Allianz AG.	4,515,985
205,032		AMP Ltd	806,248
114,101		Assicurazioni Generali S.p.A.	2,370,585
288,439		Aviva plc	1,620,553
118,555		AXA Asia Pacific Holdings Ltd	371,618
165,988		AXA S.A.	3,117,944
5,213		Baloise Holding AG.	386,939
3,759		CNP Assurances	358,875
86,614		Corp Mapfre S.A.	281,895
7,234		Fondiaria-Sai S.p.A	116,400
243,267		Friends Provident Group plc	262,666
7,050		Hannover Rueckversicherung AG.	260,703
220,558		Insurance Australia Group Ltd	623,817
15,580		KBC Groep NV	284,133
24,461		Mediolanum S.p.A.	130,397
45,700		Mitsui Sumitomo Insurance Group Holdings, Inc	1,202,569
22,423		Muenchener Rueckver AG.	3,025,761
68,000		Nipponkoa Insurance Co Ltd	396,699
19,000		Nissay Dowa General Insurance Co Ltd	91,908
590,370		Old Mutual plc	786,054
272,475		Prudential plc	1,853,620
371,945		Royal & Sun Alliance Insurance Group plc	735,532
43,663		Sampo Oyj (A Shares)	823,848
18,239		SCOR	373,820
93,000		Sompo Japan Insurance, Inc	623,636
105		Sony Financial Holdings, Inc	290,689
219,435		Standard Life plc	671,848
3,653		Swiss Life Holding	315,357
37,474		Swiss Reinsurance Co	1,239,534
23,900		T&D Holdings, Inc	687,216
1,516	*	Topdanmark AS	177,061
2,666		TrygVesta A.S.	157,194
4,039		Wiener Staedtische Allgemeine Versicherung AG.	175,536
15,877		Zurich Financial Services AG.	2,796,795
		TOTAL INSURANCE CARRIERS	33,722,151

LEATHER AND LEATHER PRODUCTS - 0.32%
20,600		Adidas-Salomon AG.	783,155
26,417		LVMH Moet Hennessy Louis Vuitton S.A.	2,016,013
70,000		Yue Yuen Industrial Holdings	164,928
		TOTAL LEATHER AND LEATHER PRODUCTS	2,964,096

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.10%
30,403		Brisa-Auto Estradas de Portugal S.A.	218,585
197,000		ComfortDelgro Corp Ltd	174,096
45,000		Keihin Electric Express Railway Co Ltd	349,405

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
35,000		Keisei Electric Railway Co Ltd	$209,270
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	951,356

METAL MINING - 3.46%
274,498		Alumina Ltd	319,620
142,085		Anglo American plc	4,122,325
41,157		Antofagasta plc	397,805
361,384		BHP Billiton Ltd	10,110,573
237,992		BHP Billiton plc	5,340,665
8,448		Energy Resources of Australia Ltd	159,293
32,625		Eurasian Natural Resources Corp	351,301
16,912		Fresnillo plc	144,683
23,066		Kazakhmys plc	239,073
19,668		Lonmin PLC	379,557
51,477		Newcrest Mining Ltd	1,265,560
40,204		Orica Ltd	703,649
331,815		Oxiana Ltd	245,986
64,961	*	Paladin Resources Ltd	258,064
8,182		Randgold Resources Ltd	528,211
30,558		Rio Tinto Ltd	1,285,354
96,623		Rio Tinto plc	3,346,195
1,600		Sumitomo Titanium Corp	58,795
15,402		Vedanta Resources plc	326,371
205,104		Xstrata plc	2,217,973
		TOTAL METAL MINING	31,801,053

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
56,780		Compagnie Financiere Richemont S.A.	1,179,967
20,000		Namco Bandai Holdings, Inc	220,065
5,100		Sankyo Co Ltd	272,642
2,772		Societe BIC S.A.	159,087
17,600		Yamaha Corp	220,331
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,052,092

MISCELLANEOUS RETAIL - 0.39%
91,555		Home Retail Group	391,628
225,000		Hutchison Whampoa Ltd	1,470,474
12,562		Metro AG.	599,521
94,968		Origin Energy Ltd	1,120,329
		TOTAL MISCELLANEOUS RETAIL	3,581,952

MOTION PICTURES - 0.02%
11,900		Toho Co Ltd	194,555
		TOTAL MOTION PICTURES	194,555

NONDEPOSITORY INSTITUTIONS - 0.94%
4,680		Acom Co Ltd	117,322
8,300		Aeon Credit Service Co Ltd	108,817
53,951		Bank of Cyprus Public Co Ltd	305,011
17,200		Credit Saison Co Ltd	219,252
89,358		Criteria Caixacorp S.A.	412,421

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
47,362		Investor AB (B Shares)	$730,567
9,210		ORIX Corp	555,459
7,000		Promise Co Ltd	89,594
88,943		Siemens AG.	6,133,870
		TOTAL NONDEPOSITORY INSTITUTIONS	8,672,313

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
2,915		Imerys S.A.	122,086
16,063		K+S AG.	902,035
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,024,121

OIL AND GAS EXTRACTION - 1.50%
69,550	*	Arrow Energy NL	198,954
357,199		BG Group plc	5,982,415
14,963	*	Cairn Energy plc	576,533
15,533	*	Compagnie Generale de Geophysique S.A.	279,136
2,700		Idemitsu Kosan Co Ltd	232,065
87		Inpex Holdings, Inc	697,192
3,000		Japan Petroleum Exploration Co	166,606
22,459	*	Lundin Petroleum AB	173,800
90,073		Santos Ltd	1,062,583
14,930		SBM Offshore NV	254,895
29,753		SeaDrill Ltd	424,769
10,981		Technip S.A.	537,470
87,754		Tullow Oil plc	1,353,495
52,144		Woodside Petroleum Ltd	1,815,582
		TOTAL OIL AND GAS EXTRACTION	13,755,495

PAPER AND ALLIED PRODUCTS - 0.31%
7,438		Exor S.p.A	107,057
5,577		Holmen AB (B Shares)	121,810
13,371		Metso Oyj	249,475
9,400		Nippon Paper Group, Inc	243,453
82,000		OJI Paper Co Ltd	353,246
59,056		Stora Enso Oyj (R Shares)	311,503
58,601		Svenska Cellulosa AB (B Shares)	615,282
4,900		Uni-Charm Corp	374,869
54,143		UPM-Kymmene Oyj	471,677
		TOTAL PAPER AND ALLIED PRODUCTS	2,848,372

PETROLEUM AND COAL PRODUCTS - 6.35%
2,008,755		BP plc	15,790,349
15,025		Caltex Australia Ltd	167,684
68,000		Cosmo Oil Co Ltd	231,525
277,031		ENI S.p.A.	6,548,461
18,219		Galp Energia SGPS S.A.	255,585
12,186		Hellenic Petroleum S.A.	117,785
13,464		Neste Oil Oyj	186,991
98,100		Nippon Mining Holdings, Inc	511,197
17,173		OMV AG.	642,992
75,119		Repsol YPF S.A.	1,679,767
379,339		Royal Dutch Shell plc (A Shares)	9,473,661

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
288,363		Royal Dutch Shell plc (B Shares)	$7,239,568
34,176		Saras S.p.A.	97,326
19,800		Showa Shell Sekiyu KK	210,055
122,150		Statoil ASA	2,404,950
30,000		TonenGeneral Sekiyu KK	306,119
230,295		Total S.A.	12,431,702
		TOTAL PETROLEUM AND COAL PRODUCTS	58,295,717

PRIMARY METAL INDUSTRIES - 1.71%
15,412		Acerinox S.A.	285,177
90,879	*	ArcelorMittal	2,981,981
193,984		BlueScope Steel Ltd	395,470
32,000		Daido Steel Co Ltd	131,541
29,000		DOWA HOLDINGS CO Ltd	121,015
71,000		Furukawa Electric Co Ltd	321,337
54,200		JFE Holdings, Inc	1,828,515
24,399		Johnson Matthey plc	462,025
276,000		Kobe Steel Ltd	515,700
3,800		Maruichi Steel Tube Ltd	71,988
120,000		Mitsubishi Materials Corp	374,942
65,000		Mitsui Mining & Smelting Co Ltd	168,682
557,000		Nippon Steel Corp	2,139,307
78,715		Norsk Hydro ASA	403,971
130,369		OneSteel Ltd	271,032
12,377		Outokumpu Oyj	213,392
78,400	*	Sumitomo Electric Industries Ltd	883,816
399,000		Sumitomo Metal Industries Ltd	1,064,442
56,000		Sumitomo Metal Mining Co Ltd	792,318
51,911		Tenaris S.A.	705,294
10,200		Tokyo Steel Manufacturing Co Ltd	124,304
13,267		Umicore	300,950
5,586		Vallourec	678,076
12,049		Voestalpine AG.	330,452
4,200		Yamato Kogyo Co Ltd	124,472
		TOTAL PRIMARY METAL INDUSTRIES	15,690,199

PRINTING AND PUBLISHING - 0.76%
62,000		Dai Nippon Printing Co Ltd	852,110
246,830		John Fairfax Holdings Ltd	242,653
12,304		Lagardere S.C.A.	408,560
86,436		Orkla ASA	627,755
15,482		PagesJaunes Groupe S.A.	150,490
89,737		Pearson plc	899,837
70,442		Reed Elsevier NV	775,041
114,588		Reed Elsevier plc	853,054
10,345		Sanoma-WSOY Oyj	160,363
158,000		Singapore Press Holdings Ltd	344,711
19,333		Thomson Reuters plc	550,891
60,000		Toppan Printing Co Ltd	607,256
30,768		Wolters Kluwer NV	537,378
		TOTAL PRINTING AND PUBLISHING	7,010,099

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.56%
164		Central Japan Railway Co	$1,009,519
36,000		East Japan Railway Co	2,171,173
56,267		Firstgroup PLC	331,171
126,000		Hankyu Hanshin Holdings, Inc	591,187
149,962		MTR Corp	449,883
177		West Japan Railway Co	586,111
		TOTAL RAILROAD TRANSPORTATION	5,139,044

REAL ESTATE - 2.13%
94,690		British Land Co plc	595,095
273,000		CapitaLand Ltd	699,275
224,330		CapitaMall Trust	216,834
149,000		Cheung Kong Holdings Ltd	1,713,007
85,680		Chinese Estates Holdings Ltd	156,987
57,400		City Developments Ltd	340,025
5,252		Corio NV	255,367
1,692		Gecina S.A.	104,677
418,000	*	Genting International plc	196,244
75,717		Hammerson plc	382,429
90,000		Hang Lung Group Ltd	423,868
216,000		Hang Lung Properties Ltd	714,886
120,344		Henderson Land Development Co Ltd	690,227
63,000		Hopewell Holdings	197,534
59,470		Hysan Development Co Ltd	152,703
1,994		ICADE	163,739
8,456		Klepierre	218,092
79,778		Land Securities Group plc	618,519
15,716		Leighton Holdings Ltd	297,603
44,739		Liberty International plc	292,394
216,701		Link Real Estate Investment Trust	462,479
243,417		Mirvac Group	211,837
126,000		Mitsubishi Estate Co Ltd	2,107,084
90,000		Mitsui Fudosan Co Ltd	1,572,325
285,000	*	Mongolia Energy Co ltd	105,174
283,987		New World Development Ltd	513,738
6,100		Nomura Real Estate Holdings, Inc	105,746
141		NTT Urban Development Corp	136,851
667,441		Segro plc	266,283
197,326		Sino Land Co	326,923
257,170		Stockland Trust Group	665,200
43,000		Sumitomo Realty & Development Co Ltd	790,502
154,000		Sun Hung Kai Properties Ltd	1,923,496
33,000		Tokyo Tatemono Co Ltd	184,637
52,000		Tokyu Land Corp	237,505
8,937	*	Unibail	1,330,956
92,000		Wheelock & Co Ltd	237,180
		TOTAL REAL ESTATE	19,607,421

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.84%
17,000		Asics Corp	155,291
82,780		Bayer AG.	4,438,406

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
63,400		Bridgestone Corp	$997,052
62,000		Denki Kagaku Kogyo KK	173,125
14,934		Michelin (C.G.D.E.) (Class B)	850,681
57,000		Mitsubishi Rayon Co Ltd	166,264
66,000		Mitsui Chemicals, Inc	211,699
10,800	*	NOK Corp	125,898
11,811		Nokian Renkaat Oyj	222,025
277,061		Pirelli & C S.p.A.	96,935
675		Puma AG. Rudolf Dassler Sport	147,692
18,100		Sumitomo Rubber Industries, Inc	145,800
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	7,730,868

SECURITY AND COMMODITY BROKERS - 1.80%
19,370		Australian Stock Exchange Ltd	577,353
53,181	*,m	Babcock & Brown Ltd	13,927
121,769		Credit Suisse Group	5,558,641
139,000		Daiwa Securities Group, Inc	829,657
20,240		Deutsche Boerse AG.	1,569,602
109,900		Hong Kong Exchanges and Clearing Ltd	1,711,593
59,609		ICAP plc	442,290
637,598		Legal & General Group plc	595,713
15,628		London Stock Exchange Group plc	180,621
31,517		Macquarie Group Ltd	992,999
185,764		Man Group plc	848,092
12,900		Matsui Securities Co Ltd	117,303
259,100		Nomura Holdings, Inc	2,189,312
4,035		Perpetual Trustees Australia Ltd	92,828
15,142		Schroders plc	204,400
61,000		Shinko Securities Co Ltd	191,862
89,000		Singapore Exchange Ltd	436,275
		TOTAL SECURITY AND COMMODITY BROKERS	16,552,468

SPECIAL TRADE CONTRACTORS - 0.01%
14,000		Kinden Corp	123,091
		TOTAL SPECIAL TRADE CONTRACTORS	123,091

STONE, CLAY, AND GLASS PRODUCTS - 0.77%
103,000		Asahi Glass Co Ltd	828,619
59,596		Boral Ltd	195,451
25,577		Cimpor Cimentos de Portugal S.A.	186,580
70,761		CRH plc	1,618,053
20,407		Holcim Ltd	1,158,816
6,232		Italcementi S.p.A.	71,121
40,398		James Hardie Industries NV	136,721
17,349		Lafarge S.A.	1,174,310
5,856	*	Lafarge S.A. new	383,398
26,000		NGK Insulators Ltd	531,686
57,000		Nippon Sheet Glass Co Ltd	166,855
2,837		Pargesa Holding S.A.	177,027
89,000		Taiheiyo Cement Corp	153,361
5,888		Titan Cement Co S.A.	155,288

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
25,000		Toto Ltd	$175,429
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	7,112,715

TEXTILE MILL PRODUCTS - 0.05%
14,000		Nisshinbo Industries, Inc	158,696
93,000		Teijin Ltd	300,234
		TOTAL TEXTILE MILL PRODUCTS	458,930

TOBACCO PRODUCTS - 1.16%
215,706		British American Tobacco plc	5,937,134
107,576		Imperial Tobacco Group plc	2,792,807
486		Japan Tobacco, Inc	1,523,558
26,588		Swedish Match AB	431,665
		TOTAL TOBACCO PRODUCTS	10,685,164

TRANSPORTATION BY AIR - 0.28%
3,117		Aeroports de Paris	228,320
14,208		Air France-KLM	181,398
77,000	*	All Nippon Airways Co Ltd	269,362
93,672		Auckland International Airport Ltd	97,304
54,677		British Airways plc	112,173
124,000		Cathay Pacific Airways Ltd	170,879
3,859		Fraport AG. Frankfurt Airport Services Worldwide	165,061
6,000		Hong Kong Aircraft Engineerg	69,909
53,831		Iberia Lineas Aereas de Espana	114,106
101,000	*	Japan Airlines Corp	195,007
72,992		Macquarie Airports	135,867
99,887		Qantas Airways Ltd	161,783
25,825	*	Ryanair Holdings plc	118,105
900	*	Ryanair Holdings plc (ADR)	25,551
55,933		Singapore Airlines Ltd	513,607
		TOTAL TRANSPORTATION BY AIR	2,558,432

TRANSPORTATION EQUIPMENT - 4.68%
20,000		Aisin Seiki Co Ltd	434,941
378,715		BAE Systems plc	2,109,064
34,379		Bayerische Motoren Werke AG.	1,294,454
5,520		Bayerische Motoren Werke AG. (Preference)	132,727
119,005		Cobham plc	338,124
121,000		Cosco Corp Singapore Ltd	104,426
20,000		Daihatsu Motor Co Ltd	186,433
97,698		DaimlerChrysler AG. (EUR)	3,533,292
53,500	*	Denso Corp	1,377,277
41,681		European Aeronautic Defence and Space Co	673,015
79,386		Fiat S.p.A.	797,385
61,000		Fuji Heavy Industries Ltd	247,584
28,000	*	Hino Motors Ltd	87,486
178,500	*	Honda Motor Co Ltd	4,928,738
133,000	*	Isuzu Motors Ltd	213,993
15,009		Jardine Cycle & Carriage Ltd	198,959
20,200		JTEKT Corp	205,701
157,000		Kawasaki Heavy Industries Ltd	433,508
143,000		Keppel Corp Ltd	681,234

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
11,770		MAN AG.	$721,554
90,000	*	Mazda Motor Corp	230,757
396,000	*	Mitsubishi Motors Corp	744,029
74,000		Mitsui Engineering & Shipbuilding Co Ltd	174,371
16,000		NHK Spring Co Ltd	107,458
46,000		NSK Ltd	233,975
15,762		Peugeot S.A.	413,931
9,750		Porsche AG.	653,798
20,483		Renault S.A.	751,983
202,492		Rolls-Royce Group plc	1,204,300
34,549		Scania AB (B Shares)	342,595
87,600		SembCorp Marine Ltd	162,693
7,000		Shimano, Inc	268,127
141,000		Singapore Technologies Engineering Ltd	238,505
36,700		Suzuki Motor Corp	826,688
9,305		Thales S.A.	416,081
92,528		Tomkins PLC	225,296
6,400		Toyoda Gosei Co Ltd	173,395
20,400	*	Toyota Industries Corp	509,285
297,700		Toyota Motor Corp	11,341,247
9,572		Volkswagen AG.	3,238,045
11,036		Volkswagen AG. (Preference)	770,377
49,780		Volvo AB (A Shares)	306,501
119,933		Volvo AB (B Shares)	739,996
21,000		Yamaha Motor Co Ltd	233,903
		TOTAL TRANSPORTATION EQUIPMENT	43,007,231

TRANSPORTATION SERVICES - 0.17%
26,824		Autostrade S.p.A.	541,872
25,782		Cintra Concesiones de Infraestructuras de Transporte S.A.	159,864
25,891		Deutsche Lufthansa AG.	324,348
67,666		Toll Holdings Ltd	340,783
21,812		TUI AG.	160,491
		TOTAL TRANSPORTATION SERVICES	1,527,358

TRUCKING AND WAREHOUSING - 0.42%
87,887		Deutsche Post AG.	1,144,769
19,909		DSV AS	246,591
83,123		Kerry Properties Ltd	364,666
12,000		Mitsubishi Logistics Corp	133,160
3,249		Neopost S.A.	291,726
88,000		Nippon Express Co Ltd	401,017
39,875		TNT NV	774,470
40,000		Yamato Transport Co Ltd	533,970
		TOTAL TRUCKING AND WAREHOUSING	3,890,369

WATER TRANSPORTATION - 0.44%
59		AP Moller - Maersk AS (Class A)	345,656
120		AP Moller - Maersk AS (Class B)	718,855
16,918		Carnival plc	447,284
2,600		Hamburger Hafen und Logistik AG.	100,121
27,000		Kamigumi Co Ltd	228,141

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
66,000		Kawasaki Kisen Kaisha Ltd	$272,673
5,627	*	Kuehne & Nagel International AG.	440,714
127,000		Mitsui OSK Lines Ltd	826,585
63,000		Neptune Orient Lines Ltd	64,374
117,000		Nippon Yusen Kabushiki Kaisha	506,452
23,800		Orient Overseas International Ltd	101,648
		TOTAL WATER TRANSPORTATION	4,052,503

WHOLESALE TRADE-DURABLE GOODS - 2.06%
30,410		Assa Abloy AB (Class B)	423,749
34,181		Bunzl plc	282,579
7,200		Canon Marketing Japan, Inc	100,898
41,452		Compagnie de Saint-Gobain	1,385,445
131,072	*	Fortescue Metals Group Ltd	400,291
163,000		Itochu Corp	1,137,032
245,300		Li & Fung Ltd	658,349
146,700		Mitsubishi Corp	2,722,787
186,300		Mitsui & Co Ltd	2,216,223
258,400		Nissan Motor Co Ltd	1,571,832
82,000		Nisshin Steel Co Ltd	183,858
11,416		Prysmian S.p.A.	171,520
8,843		Rautaruukki Oyj	176,777
25,320		Schneider Electric S.A.	1,928,744
15,909		Sims Group Ltd	339,844
123,900		Sumitomo Corp	1,262,986
12,700		THK Co Ltd	190,233
36,700		ThyssenKrupp AG.	910,762
110,459		Wesfarmers Ltd	2,016,028
15,126		Wesfarmers Ltd PPS	286,430
30,640	*	Wolseley plc	583,735
		TOTAL WHOLESALE TRADE-DURABLE GOODS	18,950,102

WHOLESALE TRADE-NONDURABLE GOODS - 1.14%
2,700		ABC-Mart, Inc	69,507
25,513		Akzo Nobel NV	1,122,402
2,800		Alfresa Holdings Corp	129,340
20,908		Billabong International Ltd	147,417
4,895		Casino Guichard Perrachon S.A.	329,957
8,646		Celesio AG.	198,310
109,000		Esprit Holdings Ltd	608,286
199,748		Foster's Group Ltd	828,928
17,000		Kikkoman Corp	170,997
176,000		Marubeni Corp	781,938
88,146		Metcash Ltd	306,131
137,000		Nippon Oil Corp	810,609
159,400		Noble Group Ltd	200,296
138,000	*	Sojitz Holdings Corp	303,690
7,400		Suzuken Co Ltd	214,699
176,495		Unilever NV	4,249,983
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	10,472,490

		TOTAL COMMON STOCKS	912,821,702
		(Cost $1,151,477,653)

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
RIGHTS / WARRANTS - 0.09%
DEPOSITORY INSTITUTIONS - 0.00%**
185,414	m	Fortis	0
63,091		Unione di Banche Italiane SCPA (CW)	4,868
		TOTAL DEPOSITORY INSTITUTIONS	4,868

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00%**
8,572		Renewable Energy Corp AS.	30,661
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,661

FOOD AND KINDRED PRODUCTS - 0.00%**
101,367		Golden Agri-Resources Ltd	13,997
		TOTAL FOOD AND KINDRED PRODUCTS	13,997

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.00%**
13,224		Zardoya Otis S.A.	13,450
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,450

METAL MINING - 0.09%
16,043		Rio Tinto Ltd	272,768
50,727		Rio Tinto plc	582,523
		TOTAL METAL MINING	855,291

PRIMARY METAL INDUSTRIES - 0.00%**
8,000		DOWA HOLDINGS CO LTD	83
		TOTAL PRIMARY METAL INDUSTRIES	83

WATER TRANSPORTATION - 0.00%**
47,250	m	Neptune Orient Lines Ltd	5,709
		TOTAL WATER TRANSPORTATION	5,709

WHOLESALE TRADE-NONDURABLE GOODS - 0.00%**
4,546		Casino Guichard Perrachon S.A.	17,538
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	17,538

		TOTAL RIGHTS / WARRANTS	941,597
		(Cost $1,462,389)

		TOTAL INVESTMENTS - 99.44%	913,763,299
		(Cost $1,152,940,042)
		OTHER ASSETS AND LIABILITIES, NET - 0.56%	5,155,334
		NET ASSETS - 100.00%	$918,918,633

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $89,833.
	m	Indicates a security that has been deemed illiquid.

 INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$27,462,454	3.01%
TOTAL DOMESTIC	27,462,454	3.01
FOREIGN

ARGENTINA	705,294	0.08
AUSTRALIA	65,063,274	7.12
AUSTRIA	2,898,522	0.32
BELGIUM	8,196,288	0.90
CHINA	714,041	0.08
CYPRUS	305,011	0.03
DENMARK	8,153,592	0.89
FINLAND	11,518,601	1.26
FRANCE	86,998,497	9.52
GERMANY	68,789,526	7.53
GREECE	4,905,838	0.54
HONG KONG	20,777,430	2.27
INDIA	326,371	0.04
IRELAND	2,493,550	0.27
ITALY	30,632,071	3.35
JAPAN	214,416,172	23.46
JERSEY, C.I.	528,211	0.06
KAZAKHSTAN	351,301	0.04
LUXEMBOURG	3,997,184	0.44
MALAYSIA	196,244	0.02
MEXICO	144,683	0.02
NETHERLANDS	38,234,954	4.18
NEW ZEALAND	933,898	0.10
NORWAY	5,949,896	0.65
PORTUGAL	3,034,579	0.33
SINGAPORE	11,483,503	1.26
SPAIN	39,798,458	4.35
SWEDEN	20,702,517	2.27
SWITZERLAND	66,385,081	7.26
TAIWAN	160,593	0.02
UNITED KINGDOM	167,505,665	18.33
TOTAL FOREIGN	886,300,845	96.99
TOTAL PORTFOLIO	$913,763,299	100.00%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.07%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.04%
2,154		Bureau Veritas S.A.	$105,746
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	105,746

AMUSEMENT AND RECREATION SERVICES - 0.78%
88,662		Ladbrokes plc	268,395
5,405		Lottomatica S.p.A.	104,106
3,500		Nintendo Co Ltd	967,509
18,639		OPAP S.A.	496,806
1,200		Oriental Land Co Ltd	80,469
128,731		Tattersall's Ltd	264,515
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,181,800

APPAREL AND ACCESSORY STORES - 0.61%
3,200		Fast Retailing Co Ltd	418,539
26,076		Hennes & Mauritz AB (B Shares)	1,301,324
		TOTAL APPAREL AND ACCESSORY STORES	1,719,863

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
2,242		Hermes International	311,374
3,400		Shimamura Co Ltd	271,054
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	582,428

AUTO REPAIR, SERVICES AND PARKING - 0.81%
122,400		Standard Chartered plc	2,295,646
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,295,646

BUSINESS SERVICES - 2.61%
6,367		Atos Origin S.A.	215,751
12,967	*	Autonomy Corp plc	306,560
29,932		Computershare Ltd	217,555
4,786		Dassault Systemes S.A.	211,224
83,000		Fujitsu Ltd	453,189
129,197		Group 4 Securicor plc	443,177
7,300		Konami Corp	140,264
7,980		Mitsubishi UFJ Lease & Finance Co Ltd	260,933
141,000		NEC Corp	554,721
189		NTT Data Corp	612,113
3,700		Oracle Corp Japan	135,963
19,992		Publicis Groupe S.A.	609,434
21,955		SAP AG.	883,023
3,800		Secom Co Ltd	154,627
45,106		Securitas AB (B Shares)	382,965
656		SGS S.A.	812,642

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

9,800		Softbank Corp	$191,453
500		Trend Micro, Inc	16,038
107,458		WPP plc	712,905
		TOTAL BUSINESS SERVICES	7,314,537

CHEMICALS AND ALLIED PRODUCTS - 10.51%
4,690	*	Actelion Ltd	245,388
1,072		Air Liquide	97,916
70,000		Asahi Kasei Corp	356,776
39,400		Astellas Pharma, Inc	1,398,745
36,856		AstraZeneca plc (ADR)	1,626,824
47,049		BASF AG.	1,869,854
2,100		Beiersdorf AG.	98,720
6,052		Christian Dior S.A.	451,416
14,400		Chugai Pharmaceutical Co Ltd	275,040
21,841		CSL Ltd	565,824
40,000		Daicel Chemical Industries Ltd	242,902
62,000		Dainippon Ink and Chemicals, Inc	97,182
23,000		Dainippon Sumitomo Pharma Co Ltd	201,505
27,836		DSM NV	871,980
2,600		Eisai Co Ltd	92,843
237,056		GlaxoSmithKline plc	4,167,196
3,401		Henkel KGaA	91,653
3,541		Henkel KGaA (Preference)	110,427
3,900		Hisamitsu Pharmaceutical Co, Inc	121,451
99,902		Incitec Pivot Ltd	191,592
20,000		Kansai Paint Co Ltd	143,873
14,000		Kao Corp	305,912
1,000		Kyowa Hakko Kogyo Co Ltd	11,325
1,119		Linde AG.	91,723
2,191		L'Oreal S.A.	163,748
9,700		Mediceo Paltac Holdings Co Ltd	111,263
76,609		Novartis AG.	3,105,112
18,255		Novo Nordisk AS (Class B)	986,952
298		Novozymes AS (B Shares)	24,195
3,000		Ono Pharmaceutical Co Ltd	132,973
6,118		Orion Oyj (Class B)	95,868
26,356		Reckitt Benckiser Group plc	1,199,362
20,510		Roche Holding AG.	2,788,024
53,212		Sanofi-Aventis	3,125,528
2,800		Santen Pharmaceutical Co Ltd	85,306
16,600		Shin-Etsu Chemical Co Ltd	771,973
12,000		Shionogi & Co Ltd	232,563
2,000		Shiseido Co Ltd	32,844
3,022		Solvay S.A.	254,915
4,368		Syngenta AG.	1,014,061
22,300		Takeda Pharmaceutical Co Ltd	870,379
11,000		Tanabe Seiyaku Co Ltd	126,745
120,000		UBE Industries Ltd	336,326
1,392		UCB S.A.	44,543
2,381		Wacker Chemie AG.	273,361
3,850		Yara International ASA	107,774
		TOTAL CHEMICALS AND ALLIED PRODUCTS	29,611,882

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 6.71%
1,652		Belgacom S.A.	$52,689
595,763		BT Group plc	994,851
88,474		Deutsche Telekom AG.	1,042,572
55,966		France Telecom S.A.	1,268,752
20,700		Hellenic Telecommunications Organization S.A.	316,525
317		Jupiter Telecommunications Co	240,872
92		KDDI Corp	488,960
47,268		Mediaset S.p.A.	264,742
3,194		Mobistar S.A.	196,792
33,000		Nippon Telegraph & Telephone Corp	1,342,814
388		NTT DoCoMo, Inc	568,699
16,794		Portugal Telecom SGPS S.A.	164,233
67,101		Royal KPN NV	922,405
264,000		Singapore Telecommunications Ltd	546,810
956		Swisscom AG.	293,430
9,350		Tele2 AB (B Shares)	94,413
300,705		Telecom Italia RSP	295,080
171,862		Telecom Italia S.p.A.	237,480
168,514		Telefonica S.A.	3,810,764
2,044		Telekom Austria AG.	31,943
60,943		Telenor ASA	468,672
206,881		Telstra Corp Ltd	565,129
67,626		Vivendi Universal S.A.	1,616,094
159,743		Vodafone Group plc (ADR)	3,113,391
		TOTAL COMMUNICATIONS	18,938,112

DEPOSITORY INSTITUTIONS - 14.15%
30,000		77 Bank Ltd	175,014
6,639		Alpha Bank S.A.	72,645
101,000		Aozora Bank Ltd	156,215
37,659		Australia & New Zealand Banking Group Ltd	500,399
80,369		Banca Carige S.p.A.	220,418
66,236		Banca Monte dei Paschi di Siena S.p.A.	106,950
139,620		Banco Bilbao Vizcaya Argentaria S.A.	1,751,040
39,693		Banco Espirito Santo S.A.	213,824
61,999		Banco Popular Espanol S.A.	540,116
362,593		Banco Santander Central Hispano S.A.	4,354,158
202,607		Bank of East Asia Ltd	618,274
530,766		Barclays plc	2,471,201
21,384		Bendigo Bank Ltd	119,757
37,448		BNP Paribas	2,429,692
45,284		Commonwealth Bank of Australia	1,423,104
135,000		DBS Group Holdings Ltd	1,099,835
27,045		Dexia	205,028
21,047		EFG Eurobank Ergasias S.A.	221,443
254,523	*	Fortis	867,649
9,000		Fukuoka Financial Group, Inc	40,359
12,600		Hang Seng Bank Ltd	177,212
80,000		Hokuhoku Financial Group, Inc	200,965

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

451,130		HSBC Holdings plc	$3,729,549
125,271		ING Groep NV	1,260,381
71,978		Investec plc	386,931
25,000		Joyo Bank Ltd	127,679
30,015		Mediobanca S.p.A.	357,274
332,700		Mitsubishi UFJ Financial Group, Inc	2,065,238
97,000		Mitsui Trust Holdings, Inc	371,547
49,500		Mizuho Financial Group, Inc	116,126
83,606		National Australia Bank Ltd	1,511,776
41,468		National Bank of Greece S.A.	1,151,833
29,000		Nishi-Nippon City Bank Ltd	73,452
26,167		Nordea Bank AB	207,243
32,000		Oversea-Chinese Banking Corp	147,584
6,348		Piraeus Bank S.A.	63,228
5,733		Raiffeisen International Bank Holding AG.	199,053
11,300		Resona Holdings, Inc	159,057
98		SEVEN BANK Ltd	257,271
116,000		Shinsei Bank Ltd	186,640
26,043		Societe Generale	1,420,640
36,900		Sumitomo Mitsui Financial Group, Inc	1,505,342
104,000		Sumitomo Trust & Banking Co Ltd	561,375
76,928		Suncorp-Metway Ltd	415,323
26,677		Svenska Handelsbanken (A Shares)	503,998
41,294		Swedbank AB (A Shares)	240,335
141,404	*	UBS A.G. (Switzerland)	1,729,565
471,682		UniCredito Italiano S.p.A	1,187,749
114,111		Westpac Banking Corp	1,862,001
14,000		Yamaguchi Financial Group, Inc	185,000
		TOTAL DEPOSITORY INSTITUTIONS	39,948,488

EATING AND DRINKING PLACES - 0.24%
76,500		Compass Group plc	430,119
4,950		Sodexho Alliance S.A.	254,085
		TOTAL EATING AND DRINKING PLACES	684,204

ELECTRIC, GAS, AND SANITARY SERVICES - 6.49%
14,475		ACEA S.p.A.	176,461
37,419		AGL Energy Ltd	405,547
142,523		Centrica plc	522,888
28,000		Chubu Electric Power Co, Inc	648,154
4,200		Chugoku Electric Power Co, Inc	87,850
41,500		CLP Holdings Ltd	275,237
53,270		Drax Group plc	384,739
30,377		E.ON AG.	1,074,734
14,500		Electric Power Development Co	412,415
560,514		Enel S.p.A.	2,728,520
22,030		Fortum Oyj	501,275
43,946		Gas Natural SDG S.A.	799,596
50,070		Gaz de France	1,864,187
5,700		Hokuriku Electric Power Co	130,467
112,000		Hong Kong Electric Holdings Ltd	622,860
84,875		Iberdrola S.A.	688,206

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

121,322		International Power plc	$475,045
19,900		Kansai Electric Power Co, Inc	439,996
27,300		Kyushu Electric Power Co, Inc	588,026
104,631		National Grid plc	942,459
118,000		Osaka Gas Co Ltd	377,267
29,203		RWE A.G.	2,297,862
2,904		Severn Trent plc	52,268
1,100		Shikoku Electric Power Co, Inc	32,885
31,566		Snam Rete Gas S.p.A.	138,493
69,004		Terna Rete Elettrica Nazionale S.p.A.	229,905
13,000		Toho Gas Co Ltd	52,899
28,200		Tohoku Electric Power Co, Inc	589,848
24,300		Tokyo Electric Power Co, Inc	625,567
12,180		United Utilities Group plc	99,592
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,265,248

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.37%
34,400		ABB Ltd	540,751
138,453		Ericsson (LM) (B Shares)	1,358,570
25,000		GS Yuasa Corp	220,065
2,700		Hitachi Chemical Co Ltd	43,638
102,000		Hitachi Ltd	318,700
5,600		Hoya Corp	112,541
1,700	*	Ibiden Co Ltd	47,911
4,100		Kyocera Corp	309,410
96,900		Matsushita Electric Industrial Co Ltd	1,309,637
41,000		Matsushita Electric Works Ltd	388,997
1,887		Millicom International Cellular S.A.	106,279
46,000		Mitsubishi Electric Corp	291,753
2,200		Mitsumi Electric Co Ltd	47,158
2,700		Nidec Corp	163,959
1,500		Nitto Denko Corp	45,778
88,884		Nokia Oyj	1,301,772
17,300		Omron Corp	250,516
40,000		Ricoh Co Ltd	516,946
2,000		Rohm Co Ltd	145,949
66,000	*	Sanyo Electric Co Ltd	171,277
14,000		Sharp Corp	145,762
34,900		Sony Corp	914,751
19,243		STMicroelectronics NV	143,964
17,300		Sumco Corp	246,925
8,100		TDK Corp	381,730
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,524,739

ENGINEERING AND MANAGEMENT SERVICES - 0.61%
22,924		Cap Gemini S.A.	843,850
7,137		Capita Group plc	83,895
3,563		Fugro NV	147,551
31,000		JGC Corp	501,998
6,766		WorleyParsons Ltd	129,813
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,707,107

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FABRICATED METAL PRODUCTS - 0.54%
72,727		Amcor Ltd	$292,431
2,730	*	Geberit AG.	335,675
1,100		JS Group Corp	17,014
83,146		Rexam plc	389,173
1,130		Salzgitter AG.	98,949
19,628		Ssab Svenskt Stal AB (Series A)	228,347
13,694		Ssab Svenskt Stal AB (Series B)	147,330
		TOTAL FABRICATED METAL PRODUCTS	1,508,919

FOOD AND KINDRED PRODUCTS - 4.78%
1,957	*	Aryzta AG.	62,859
3,100		Asahi Breweries Ltd	44,633
924		Carlsberg AS (Class B)	59,268
16,058		Coca-Cola Amatil Ltd	111,409
89,184		Diageo plc	1,278,713
20,328		InBev NV	734,031
35,000		Kaneka Corp	249,598
3,352		Kerry Group plc (Class A)	76,460
71,000		Kirin Brewery Co Ltd	994,964
18,856		Lion Nathan Ltd	175,797
140,588		Nestle S.A.	5,294,612
4,000		Nippon Meat Packers, Inc	50,615
6,000		Nisshin Seifun Group, Inc	71,625
3,100		Nissin Food Products Co Ltd	93,964
239,181		Parmalat S.p.A.	576,784
3,972		Pernod-Ricard S.A.	250,021
20,534		SABMiller plc	417,214
8,493		Suedzucker AG.	172,401
25,500		Swire Pacific Ltd (Class A)	257,302
17,000		Toyo Suisan Kaisha Ltd	350,641
61,870		Unilever plc	1,449,468
146,000		Wilmar International Ltd	506,020
19,000		Yamazaki Baking Co Ltd	214,585
		TOTAL FOOD AND KINDRED PRODUCTS	13,492,984

FOOD STORES - 2.27%
8,498		Carrefour S.A.	362,649
1,527		Colruyt S.A.	348,314
5,120		Delhaize Group	360,099
1,400		FamilyMart Co Ltd	44,034
73,594		J Sainsbury plc	378,970
19,464		Jeronimo Martins SGPS S.A.	132,648
82,100		Koninklijke Ahold NV	942,583
8,300		Lawson, Inc	365,309
27,500		Seven & I Holdings Co Ltd	647,999
113,142		Tesco plc	658,195
272,178		WM Morrison Supermarkets plc	1,059,017
51,512		Woolworths Ltd	1,094,160
		TOTAL FOOD STORES	6,393,977

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.25%
53,326		Harvey Norman Holdings Ltd	$141,801
6,100		Nitori Co Ltd	433,114
2,220		Yamada Denki Co Ltd	129,741
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	704,656

GENERAL BUILDING CONTRACTORS - 1.46%
11,716		ACS Actividades Cons y Servicios S.A.	592,510
71,028		Balfour Beatty plc	361,083
10,000		Daito Trust Construction Co Ltd	473,348
28,000		Daiwa House Industry Co Ltd	302,279
37,757		Fletcher Building Ltd	160,294
7,570		Hochtief AG.	381,243
63,000		Sekisui House Ltd	640,888
24,000		Shimizu Corp	104,635
14,035		Skanska AB (B Shares)	156,912
19,907		Vinci S.A.	893,230
		TOTAL GENERAL BUILDING CONTRACTORS	4,066,422

GENERAL MERCHANDISE STORES - 0.64%
2,792		Marks & Spencer Group plc	14,056
39,640		Next plc	958,019
18,000		Odakyu Electric Railway Co Ltd	154,336
6,003		PPR	489,741
26,000		UNY Co Ltd	222,661
		TOTAL GENERAL MERCHANDISE STORES	1,838,813

HEALTH SERVICES - 0.05%
2,564		Fresenius Medical Care AG.	114,705
3,385		Sonic Healthcare Ltd	33,604
		TOTAL HEALTH SERVICES	148,309

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.22%
7,003		Abertis Infraestructuras S.A.	131,693
7,108		Boskalis Westminster	161,139
7,916		Bouygues S.A.	297,613
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	590,445

HOLDING AND OTHER INVESTMENT OFFICES - 1.08%
27,100		iShares MSCI EAFE Index Fund	1,241,451
6,500		Jafco Co Ltd	219,287
49		Japan Prime Realty Investment Corp	106,306
34		Japan Real Estate Investment Corp	282,701
23	*	Japan Retail Fund Investment Corp	106,483
37		Nippon Building Fund, Inc	317,247
721		SBI Holdings, Inc	147,366
60,022		Westfield Group	550,402
22,000		Wharf Holdings Ltd	93,251
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,064,494

HOTELS AND OTHER LODGING PLACES - 0.10%
47,934		Crown Ltd	280,805
		TOTAL HOTELS AND OTHER LODGING PLACES	280,805

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.83%
65,558		Alfa Laval AB	$625,443
10,171		Alstom RGPT	600,057
34,322		Atlas Copco AB (B Shares)	310,313
40,301		Brambles Ltd	193,548
28,900		Brother Industries Ltd	256,796
29,800		Canon, Inc	977,507
33,748		Electrolux AB (Series B)	471,357
400		Fanuc Ltd	32,221
14,800		FUJIFILM Holdings Corp	470,110
11,083		GEA Group AG.	167,761
17,200		Hitachi Construction Machinery Co Ltd	281,206
3,900		Itochu Techno-Science Corp	116,188
2,000		Japan Steel Works Ltd	24,747
23,800		Komatsu Ltd	368,605
4,272		Kone Oyj (Class B)	130,827
42,500		Konica Minolta Holdings, Inc	444,698
58,000		Kubota Corp	479,846
1,900		Kurita Water Industries Ltd	61,535
6,200		Makita Corp	150,278
59,000		Mitsubishi Heavy Industries Ltd	244,978
6,415		Schindler Holding AG. (Reg)	397,635
6,000	*	Sumitomo Heavy Industries Ltd	26,844
1,700		Tokyo Electron Ltd	82,410
58,000		Toshiba Corp	210,723
17,700	*	Toyota Tsusho Corp	263,474
2,024	*	Vestas Wind Systems AS	145,077
14,647		Wartsila Oyj (B Shares)	471,360
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,005,544

INSTRUMENTS AND RELATED PRODUCTS - 0.82%
2,328		Cochlear Ltd	108,240
637		Coloplast AS (Class B)	43,799
5,243		Compagnie Generale d'Optique Essilor International S.A.	249,928
30,399		Finmeccanica S.p.A.	427,731
2,477		Fresenius AG (Preference)	133,747
11,666		Getinge AB (B Shares)	152,731
700		Keyence Corp	143,146
3,000		Nikon Corp	52,131
44,000		Nippon Electric Glass Co Ltd	494,192
1,003		Phonak Holding AG.	81,510
20,329		Safran S.A.	268,074
1,888		Synthes, Inc	182,275
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,337,504

INSURANCE AGENTS, BROKERS AND SERVICE - 0.54%
24,900		Millea Holdings, Inc	690,123
52,212		QBE Insurance Group Ltd	837,241
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,527,364

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

INSURANCE CARRIERS - 3.42%
47,861	Admiral Group plc	$685,045
19,912	Allianz AG.	1,833,277
19,821	AMP Ltd	77,942
34,370	AXA S.A.	645,611
3,231	Baloise Holding AG.	239,823
7,368	CNP Assurances	703,429
9,100	Hannover Rueckversicherung AG.	336,510
8,100	Mitsui Sumitomo Insurance Group Holdings, Inc	213,147
11,306	Muenchener Rueckver AG.	1,525,632
266,269	Old Mutual plc	354,527
51,926	Royal & Sun Alliance Insurance Group plc	102,685
8,971	Sampo Oyj (A Shares)	169,268
21,009	SCOR	430,593
78,000	Sompo Japan Insurance, Inc	523,049
107	Sony Financial Holdings, Inc	296,226
117,194	Standard Life plc	358,815
28,537	Swiss Reinsurance Co	943,924
4,955	Wiener Staedtische Allgemeine Versicherung AG.	215,346
	TOTAL INSURANCE CARRIERS	9,654,849

LEATHER AND LEATHER PRODUCTS - 0.06%
2,248	LVMH Moet Hennessy Louis Vuitton S.A.	171,556
	TOTAL LEATHER AND LEATHER PRODUCTS	171,556

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
18,000	Keihin Electric Express Railway Co Ltd	139,762
	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	139,762

METAL MINING - 3.12%
528	Anglo American plc	15,319
45,587	Antofagasta plc	440,623
112,892	BHP Billiton Ltd	3,158,421
115,891	BHP Billiton plc	2,600,654
33,606	Eurasian Natural Resources Corp	361,864
3,707	Kazakhmys plc	38,422
17,423	Newcrest Mining Ltd	428,344
7,384	Orica Ltd	129,235
5,710	Rio Tinto Ltd	240,178
40,366	Rio Tinto plc	1,397,933
	TOTAL METAL MINING	8,810,993

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
7,500	Sankyo Co Ltd	400,945
	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	400,945

MISCELLANEOUS RETAIL - 0.60%
26,945	Home Retail Group	115,258
157,000	Hutchison Whampoa Ltd	1,026,064
1,945	Metro AG.	92,825
40,478	Origin Energy Ltd	477,515
	TOTAL MISCELLANEOUS RETAIL	1,711,662

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

NONDEPOSITORY INSTITUTIONS - 0.83%
7,900		Aeon Credit Service Co Ltd	$103,573
17,800		Credit Saison Co Ltd	226,900
4,490		ORIX Corp	270,793
25,356		Siemens AG.	1,748,653
		TOTAL NONDEPOSITORY INSTITUTIONS	2,349,919

NONMETALLIC MINERALS, EXCEPT FUELS - 0.14%
7,078		K+S AG.	397,473
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	397,473

OIL AND GAS EXTRACTION - 1.43%
167,086		BG Group plc	2,798,378
1,900		Idemitsu Kosan Co Ltd	163,305
24		Inpex Holdings, Inc	192,329
8,456		Santos Ltd	99,755
2,269		Technip S.A.	111,057
18,759		Woodside Petroleum Ltd	653,162
		TOTAL OIL AND GAS EXTRACTION	4,017,986

PAPER AND ALLIED PRODUCTS - 0.34%
9,073		Holmen AB (B Shares)	198,168
13,200		Nippon Paper Group, Inc	341,870
36,798		Svenska Cellulosa AB (B Shares)	386,361
300		Uni-Charm Corp	22,951
		TOTAL PAPER AND ALLIED PRODUCTS	949,350

PETROLEUM AND COAL PRODUCTS - 6.79%
88,100		BP plc (ADR)	4,200,608
21,102		Caltex Australia Ltd	235,505
38,000		Cosmo Oil Co Ltd	129,382
114,020		ENI S.p.A.	2,695,206
15,500		Nippon Mining Holdings, Inc	80,770
11,424		OMV AG.	427,737
36,004		Repsol YPF S.A.	805,100
120,346		Royal Dutch Shell plc (A Shares)	3,005,538
111,164		Royal Dutch Shell plc (B Shares)	2,790,855
41,550		Statoil ASA	818,057
18,000		TonenGeneral Sekiyu KK	183,672
70,588		Total S.A.	3,810,456
		TOTAL PETROLEUM AND COAL PRODUCTS	19,182,886

PRIMARY METAL INDUSTRIES - 1.99%
39,515	*	ArcelorMittal	1,296,591
180,614		BlueScope Steel Ltd	368,213
51,000		Furukawa Electric Co Ltd	230,820
10,400		JFE Holdings, Inc	350,859
14,000		Kobe Steel Ltd	26,159
16,000		Mitsubishi Materials Corp	49,992

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

297,000		Nippon Steel Corp	$1,140,707
66,432		OneSteel Ltd	138,110
22,300	*	Sumitomo Electric Industries Ltd	251,392
243,000		Sumitomo Metal Industries Ltd	648,269
8,000		Sumitomo Metal Mining Co Ltd	113,188
24,100		Tokyo Steel Manufacturing Co Ltd	293,698
1,966		Vallourec	238,650
7,965		Voestalpine AG.	218,446
8,000		Yamato Kogyo Co Ltd	237,089
		TOTAL PRIMARY METAL INDUSTRIES	5,602,183

PRINTING AND PUBLISHING - 0.49%
5,000		Dai Nippon Printing Co Ltd	68,719
86,908		John Fairfax Holdings Ltd	85,437
17,347		PagesJaunes Groupe S.A.	168,619
57,909		Pearson plc	580,682
31,000		Toppan Printing Co Ltd	313,748
8,416		Wolters Kluwer NV	146,989
		TOTAL PRINTING AND PUBLISHING	1,364,194

RAILROAD TRANSPORTATION - 0.76%
80		Central Japan Railway Co	492,448
19,900		East Japan Railway Co	1,200,176
4,000		Hankyu Hanshin Holdings, Inc	18,768
26,461		MTR Corp	79,382
107		West Japan Railway Co	354,316
		TOTAL RAILROAD TRANSPORTATION	2,145,090

REAL ESTATE - 2.05%
662,900		CapitaMall Trust	640,748
38,824		Chinese Estates Holdings Ltd	71,135
7,966		Corio NV	387,329
2,873		Gecina S.A.	177,740
3,000		Hang Lung Group Ltd	14,129
151,000		Hang Lung Properties Ltd	499,758
41,500		Hopewell Holdings	130,122
54,927		Hysan Development Co Ltd	141,037
60,460		Land Securities Group plc	468,747
171,500		Link Real Estate Investment Trust	366,012
17,000		Mitsubishi Estate Co Ltd	284,289
19,000		Mitsui Fudosan Co Ltd	331,935
245,000		New World Development Ltd	443,210
5,600		Nomura Real Estate Holdings, Inc	97,078
398,949		Segro plc	159,165
59,565		Stockland Trust Group	154,072
2,000		Sumitomo Realty & Development Co Ltd	36,768
83,000		Sun Hung Kai Properties Ltd	1,036,691
27,000		Tokyo Tatemono Co Ltd	151,067
193	*	Unibail	28,743
52,000		Wheelock & Co Ltd	134,058
		TOTAL REAL ESTATE	5,753,833

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.69%
26,707		Bayer AG.	$1,431,946
1,700		Bridgestone Corp	26,735
57,000		Denki Kagaku Kogyo KK	159,163
326		Michelin (C.G.D.E.) (Class B)	18,570
251,930		Pirelli & C S.p.A.	88,143
882		Puma AG. Rudolf Dassler Sport	192,984
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,917,541

SECURITY AND COMMODITY BROKERS - 1.93%
3,837		Australian Stock Exchange Ltd	114,368
34,438	*,m	Babcock & Brown Ltd	9,019
50,869		Credit Suisse Group	2,322,123
16,000		Daiwa Securities Group, Inc	95,500
6,547		Deutsche Boerse AG.	507,717
23,500		Hong Kong Exchanges and Clearing Ltd	365,991
691,014		Legal & General Group plc	645,620
8,058		Macquarie Group Ltd	253,881
80,977		Man Group plc	369,695
15,100		Matsui Securities Co Ltd	137,308
19,000		Nomura Holdings, Inc	160,544
100,000		Singapore Exchange Ltd	490,196
		TOTAL SECURITY AND COMMODITY BROKERS	5,471,962

SPECIAL TRADE CONTRACTORS - 0.04%
14,000		Kinden Corp	123,091
		TOTAL SPECIAL TRADE CONTRACTORS	123,091

STONE, CLAY, AND GLASS PRODUCTS - 0.70%
75,000		Asahi Glass Co Ltd	603,363
51,521		Boral Ltd	168,969
31,875		CRH plc	728,868
1,278		Holcim Ltd	72,572
2,370		Lafarge S.A.	160,419
3,000		NGK Insulators Ltd	61,348
70,000		Taiheiyo Cement Corp	120,621
600		Titan Cement Co S.A.	15,824
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,931,984

TOBACCO PRODUCTS - 1.23%
98,550		British American Tobacco plc	2,712,509
39		Japan Tobacco, Inc	122,261
40,139		Swedish Match AB	651,670
		TOTAL TOBACCO PRODUCTS	3,486,440

TRANSPORTATION BY AIR - 0.30%
39,613		British Airways plc	81,269
3,600		Hong Kong Aircraft Engineerg	41,946
239,804		Macquarie Airports	446,371
176,993		Qantas Airways Ltd	286,668
		TOTAL TRANSPORTATION BY AIR	856,254

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 4.86%
20,300		Aisin Seiki Co Ltd	$441,465
306,391		BAE Systems plc	1,706,292
15,631		Bayerische Motoren Werke AG.	588,546
27,000		Daihatsu Motor Co Ltd	251,684
7,776		DaimlerChrysler AG. (EUR)	281,223
9,800	*	Denso Corp	252,286
38,130		European Aeronautic Defence and Space Co	615,677
13,989		Fiat S.p.A.	140,511
7,000		Fuji Heavy Industries Ltd	28,411
43,000	*	Hino Motors Ltd	134,354
61,500	*	Honda Motor Co Ltd	1,698,137
47,000	*	Isuzu Motors Ltd	75,622
15,000		Jardine Cycle & Carriage Ltd	198,840
23,300		JTEKT Corp	237,269
1,437		MAN AG.	88,095
11,000	*	Mazda Motor Corp	28,204
52,000	*	Mitsubishi Motors Corp	97,701
142,000		Mitsui Engineering & Shipbuilding Co Ltd	334,603
10,000		NHK Spring Co Ltd	67,161
48,000		NSK Ltd	244,148
1,626		Peugeot S.A.	42,701
14,132		Porsche AG.	947,638
5,388		Renault S.A.	197,807
73,000		SembCorp Marine Ltd	135,577
2,500		Suzuki Motor Corp	56,314
97,200		Toyota Motor Corp	3,702,954
3,325		Volkswagen AG.	1,124,790
		TOTAL TRANSPORTATION EQUIPMENT	13,718,010

TRANSPORTATION SERVICES - 0.23%
50,840		Deutsche Lufthansa AG.	636,895
		TOTAL TRANSPORTATION SERVICES	636,895

TRUCKING AND WAREHOUSING - 0.29%
32,000		Kerry Properties Ltd	140,386
2,000		Mitsubishi Logistics Corp	22,193
3,273		Neopost S.A.	293,881
73,000		Nippon Express Co Ltd	332,662
3,000		Yamato Transport Co Ltd	40,048
		TOTAL TRUCKING AND WAREHOUSING	829,170

WATER TRANSPORTATION - 0.47%
33		AP Moller - Maersk AS (Class A)	193,333
51		AP Moller - Maersk AS (Class B)	305,513
3,000		Kamigumi Co Ltd	25,349
24,000		Kawasaki Kisen Kaisha Ltd	99,154
1,058	*	Kuehne & Nagel International AG.	82,864
38,000		Mitsui OSK Lines Ltd	247,324
76,000		Nippon Yusen Kabushiki Kaisha	328,977

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

7,000		Orient Overseas International Ltd	$29,897
		TOTAL WATER TRANSPORTATION	1,312,411

WHOLESALE TRADE-DURABLE GOODS - 2.14%
18,663		Compagnie de Saint-Gobain	623,771
52,000		Itochu Corp	362,734
76,000		Li & Fung Ltd	203,973
45,400		Mitsubishi Corp	842,635
50,000		Mitsui & Co Ltd	594,799
154,800		Nissan Motor Co Ltd	941,640
24,681		Prysmian S.p.A.	370,820
3,882		Rautaruukki Oyj	77,604
10,539		Schneider Electric S.A.	802,806
730		Sims Group Ltd	15,594
86,300		Sumitomo Corp	879,707
5,698		ThyssenKrupp AG.	141,404
3,906		Wesfarmers Ltd	71,290
5,727		Wesfarmers Ltd PPS	108,448
		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,037,225

WHOLESALE TRADE-NONDURABLE GOODS - 1.26%
8,159		Billabong International Ltd	57,527
6,661		Casino Guichard Perrachon S.A.	448,997
22,300		Esprit Holdings Ltd	124,448
10,623		Foster's Group Ltd	44,084
69,000		Marubeni Corp	306,556
96,859		Metcash Ltd	336,391
46,000		Nippon Oil Corp	272,175
163,000		Noble Group Ltd	204,819
35,100	*	Sojitz Holdings Corp	77,243
4,300		Suzuken Co Ltd	124,757
63,217		Unilever NV	1,522,259
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,519,256

		TOTAL COMMON STOCKS	279,332,956
		(Cost $290,357,282)

RIGHTS / WARRANTS - 0.11%
METAL MINING - 0.10%
2,998		Rio Tinto Ltd	50,969
19,895		Rio Tinto plc	228,469
		TOTAL METAL MINING	279,438

WHOLESALE TRADE-NONDURABLE GOODS - 0.01%
6,661		Casino Guichard Perrachon S.A.	25,697
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	25,697

		TOTAL RIGHTS / WARRANTS	305,135
		(Cost $302,025)

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

	TOTAL INVESTMENTS - 99.18%	$279,638,091
	(Cost $290,659,307)

	OTHER ASSETS AND LIABILITIES, NET - 0.82%	2,316,915
	NET ASSETS - 100.00%	$281,955,006

	The following abbreviations are used in portfolio descriptions:
	ADR - American Depositary Receipt
	plc - Public Limited Company

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

     ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
June 30, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$1,561,086	0.56%
TOTAL DOMESTIC	1,561,086	0.56
FOREIGN

AUSTRALIA	20,201,241	7.22
AUSTRIA	1,092,525	0.39
BELGIUM	3,064,060	1.09
DENMARK	1,758,137	0.63
FINLAND	2,747,974	0.98
FRANCE	27,501,853	9.83
GERMANY	20,778,343	7.43
GREECE	2,338,304	0.84
HONG KONG	7,097,194	2.54
IRELAND	805,328	0.29
ITALY	10,346,373	3.70
JAPAN	66,664,053	23.84
KAZAKHSTAN	361,864	0.13
LUXEMBOURG	1,402,870	0.50
NETHERLANDS	12,774,686	4.57
NEW ZEALAND	160,294	0.06
NORWAY	1,394,503	0.50
PORTUGAL	510,705	0.18
SINGAPORE	3,765,610	1.35
SPAIN	13,473,183	4.82
SWEDEN	7,417,480	2.65
SWITZERLAND	20,688,809	7.40
UNITED KINGDOM	51,731,616	18.50
TOTAL FOREIGN	278,077,005	99.44
TOTAL PORTFOLIO	$279,638,091	100.00%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.61%

AMUSEMENT AND RECREATION SERVICES - 0.01%
7,050	*	Warner Music Group Corp	$41,243
		TOTAL AMUSEMENT AND RECREATION SERVICES	41,243

APPAREL AND ACCESSORY STORES - 1.07%
9,650	*	Aeropostale, Inc	330,706
2,100	*	Chico's FAS, Inc	20,433
91,400		Gap, Inc	1,498,960
24,200	*	Kohl's Corp	1,034,550
37,800		Ross Stores, Inc	1,459,080
		TOTAL APPAREL AND ACCESSORY STORES	4,343,729

APPAREL AND OTHER TEXTILE PRODUCTS - 0.32%
6,500		Guess ?, Inc	167,570
900		Nike, Inc (Class B)	46,602
25,300		Phillips-Van Heusen Corp	725,857
5,200		Polo Ralph Lauren Corp (Class A)	278,408
1,700		VF Corp	94,095
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,312,532

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
17,550		Advance Auto Parts	728,149
1,745	*	O'Reilly Automotive, Inc	66,450
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	794,599

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.32%
9,700		Home Depot, Inc	229,211
54,900		Lowe's Cos, Inc	1,065,609
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,294,820

BUSINESS SERVICES - 12.09%
89,000	*	Adobe Systems, Inc	2,518,700
2,600	*	Affiliated Computer Services, Inc (Class A)	115,492
2,000	*	Akamai Technologies, Inc	38,360
14,900	*	Alliance Data Systems Corp	613,731
37,400	*	Autodesk, Inc	709,852
100		Automatic Data Processing, Inc	3,544
100	*	BMC Software, Inc	3,379
14,450		Brink's Co	419,484
10,900		CA, Inc	189,987
5,100	*	Cognizant Technology Solutions Corp (Class A)	136,170
2,062	*	Compuware Corp	14,145
62,400	*	eBay, Inc	1,068,912
3,200	*	Expedia, Inc	48,352

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

16,100	*	F5 Networks, Inc	$556,899
19,800	*	Google, Inc (Class A)	8,347,482
36,000		IMS Health, Inc	457,200
1,400		Interactive Data Corp	32,396
8,350	*	Interpublic Group of Cos, Inc	42,168
21,000	*	Intuit, Inc	591,360
5,700	*	Juniper Networks, Inc	134,520
2,901		Manpower, Inc	122,828
5,600		Mastercard, Inc (Class A)	936,936
2,100	*	McAfee, Inc	88,599
731,400		Microsoft Corp	17,385,378
3,600	*	NetFlix, Inc	148,824
19,000		Omnicom Group, Inc	600,020
428,000		Oracle Corp	9,167,760
17,100	*	Red Hat, Inc	344,223
700	*	Salesforce.com, Inc	26,719
8,300	*	Sohu.com, Inc	521,489
7,200	*	Sybase, Inc	225,648
46,400	*	Symantec Corp	721,984
5,600	*	Synopsys, Inc	109,256
3,600	*	Unisys Corp	5,436
27,000		Visa, Inc (Class A)	1,681,020
4,500	*	VMware, Inc (Class A)	122,715
42,200	*	Yahoo!, Inc	660,852
		TOTAL BUSINESS SERVICES	48,911,820

CHEMICALS AND ALLIED PRODUCTS - 15.10%
133,300		Abbott Laboratories	6,270,432
200	*	Abraxis Bioscience, Inc	7,372
1,400		Albemarle Corp	35,798
5,300		Alberto-Culver Co	134,779
7,100	*	Alexion Pharmaceuticals, Inc	291,952
87,500	*	Amgen, Inc	4,632,250
62,800	*	Biogen Idec, Inc	2,835,420
91,700		Bristol-Myers Squibb Co	1,862,427
24,600		Celanese Corp (Series A)	584,250
12,300	*	Celgene Corp	588,432
10,700		CF Industries Holdings, Inc	793,298
12,200		Church & Dwight Co, Inc	662,582
7,100		Clorox Co	396,393
31,200		Colgate-Palmolive Co	2,207,088
2,400	*	Dendreon Corp	59,640
11,700		Ecolab, Inc	456,183
33,600		Eli Lilly & Co	1,163,904
3,100		FMC Corp	146,630
11,486	*	Forest Laboratories, Inc	288,413
1,100	*	Genzyme Corp	61,237
124,100	*	Gilead Sciences, Inc	5,812,844
11,600	*	Hospira, Inc	446,832
7,200		Huntsman Corp	36,216
4,200	*	Invitrogen Corp	175,224
187,700		Johnson & Johnson	10,661,361

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

40,050		Monsanto Co	$2,977,316
4,650		Mosaic Co	205,995
34,200		Nalco Holding Co	575,928
18,599	*	Pactiv Corp	403,598
7,900		Praxair, Inc	561,453
170,300		Procter & Gamble Co	8,702,330
134,800		Schering-Plough Corp	3,386,176
38,007	*	Sepracor, Inc	658,281
28,600		Sherwin-Williams Co	1,537,250
4,300		Sigma-Aldrich Corp	213,108
300	*	Vertex Pharmaceuticals, Inc	10,692
3,334	*	Watson Pharmaceuticals, Inc	112,322
25,800		Wyeth	1,171,062
		TOTAL CHEMICALS AND ALLIED PRODUCTS	61,126,468

COAL MINING - 0.29%
18,700	*	Alpha Natural Resources, Inc	491,249
22,300		Peabody Energy Corp	672,568
		TOTAL COAL MINING	1,163,817

COMMUNICATIONS - 1.28%
36,900	*	American Tower Corp (Class A)	1,163,456
43,800		Comcast Corp (Class A)	634,662
8,200	*	CTC Media, Inc	96,924
46,200	*	DIRECTV Group, Inc	1,141,602
56,300	*	DISH Network Corp (Class A)	912,623
8,700		Embarq Corp	365,922
300		Global Payments, Inc	11,238
3,000	*	IAC/InterActiveCorp	48,150
200	*	NeuStar, Inc (Class A)	4,432
17,906	*	NII Holdings, Inc (Class B)	341,468
30,729		Qwest Communications International, Inc	127,525
4,500		Scripps Networks Interactive (Class A)	125,235
3,700	*	US Cellular Corp	142,265
6,500	*	Viacom, Inc (Class B)	147,550
		TOTAL COMMUNICATIONS	5,263,052

DEPOSITORY INSTITUTIONS - 1.84%
600		Bank of New York Mellon Corp	17,586
600		BOK Financial Corp	22,602
1,100		Capitol Federal Financial	42,163
1,800		Commerce Bancshares, Inc	57,294
95,700		Hudson City Bancorp, Inc	1,271,853
2,900	*	Metavante Technologies, Inc	74,994
15,100		Northern Trust Corp	810,568
4,000		State Street Corp	188,800
1,000		TFS Financial Corp	10,620
85,500		Wells Fargo & Co	2,074,230
175,550		Western Union Co	2,879,020
		TOTAL DEPOSITORY INSTITUTIONS	7,449,730

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

EATING AND DRINKING PLACES - 1.83%
44,100		Brinker International, Inc	$751,023
19,000		Burger King Holdings, Inc	328,130
26,600		Darden Restaurants, Inc	877,268
75,600		McDonald's Corp	4,346,244
77,700	*	Starbucks Corp	1,079,253
300		Tim Hortons, Inc	7,362
200		Yum! Brands, Inc	6,668
		TOTAL EATING AND DRINKING PLACES	7,395,948

EDUCATIONAL SERVICES - 0.73%
18,800	*	Apollo Group, Inc (Class A)	1,337,056
20,900		DeVry, Inc	1,045,836
3,000	*	ITT Educational Services, Inc	301,980
1,200		Strayer Education, Inc	261,732
		TOTAL EDUCATIONAL SERVICES	2,946,604

ELECTRIC, GAS, AND SANITARY SERVICES - 1.14%
52,100	*	AES Corp	604,881
500		American Water Works Co, Inc	9,555
104,400		Centerpoint Energy, Inc	1,156,752
7,640	*	Covanta Holding Corp	129,574
9,750		Energen Corp	389,025
850		Entergy Corp	65,892
29,100		Exelon Corp	1,490,211
4,600		FPL Group, Inc	261,556
9,600	*	NRG Energy, Inc	249,216
1,200		PPL Corp	39,552
3,800	*	Stericycle, Inc	195,814
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,592,028

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.68%
13,100		Altera Corp	213,268
33,000		Amphenol Corp (Class A)	1,044,120
75,700	*	Apple Computer, Inc	10,781,951
6,900	*	Atmel Corp	25,737
42,400	*	Avnet, Inc	891,672
24,900	*	Broadcom Corp (Class A)	617,271
595,800	*	Cisco Systems, Inc	11,105,711
13,300		Cooper Industries Ltd (Class A)	412,965
4,500	*	Cree, Inc	132,255
103,400	*	Cypress Semiconductor Corp	951,280
50	*	First Solar, Inc	8,106
4,000		Harris Corp	113,440
49,721	*	Integrated Device Technology, Inc	300,315
175,300		Intel Corp	2,901,215
35,800	*	JDS Uniphase Corp	204,776
12,350		L-3 Communications Holdings, Inc	856,843
26,100		Linear Technology Corp	609,435
174,900	*	Marvell Technology Group Ltd	2,035,836
86,800	*	Micron Technology, Inc	439,208
10,400		National Semiconductor Corp	130,520
65,800	*	NetApp, Inc	1,297,576

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

29,800	*	Novellus Systems, Inc	$497,660
95,600	*	Nvidia Corp	1,079,324
15,600	*	ON Semiconductor Corp	107,016
14,578	*	QLogic Corp	184,849
121,100		Qualcomm, Inc	5,473,720
6,600	*	Silicon Laboratories, Inc	250,404
75,202	*	Sirius XM Radio, Inc	32,337
1,400		Teleflex, Inc	62,762
214,000		Texas Instruments, Inc	4,558,200
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	47,319,772

ENGINEERING AND MANAGEMENT SERVICES - 2.58%
117,900		Accenture Ltd (Class A)	3,944,934
4,100	*	Aecom Technology Corp	131,200
34,600		Fluor Corp	1,774,634
6,700	*	Gen-Probe, Inc	287,966
24,300	*	Hewitt Associates, Inc (Class A)	723,654
28,700	*	Jacobs Engineering Group, Inc	1,207,983
14,248	*	Myriad Genetics, Inc	507,941
400		Paychex, Inc	10,080
43,602	*	SAIC, Inc	808,817
15,900	*	Shaw Group, Inc	435,819
11,955	*	URS Corp	592,012
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	10,425,040

FABRICATED METAL PRODUCTS - 0.12%
17,100	*	Crown Holdings, Inc	412,794
1,950		Parker Hannifin Corp	83,772
		TOTAL FABRICATED METAL PRODUCTS	496,566

FOOD AND KINDRED PRODUCTS - 4.77%
57,450		Archer Daniels Midland Co	1,537,937
69,900		Campbell Soup Co	2,056,458
112,000		Coca-Cola Co	5,374,880
22,600		Coca-Cola Enterprises, Inc	376,290
5,500		Flowers Foods, Inc	120,120
35,300		General Mills, Inc	1,977,506
7,400		H.J. Heinz Co	264,180
4,500	*	Hansen Natural Corp	138,690
1,300		Hershey Co	46,800
600		Hormel Foods Corp	20,724
10,100		Kellogg Co	470,357
5,700	*	Mead Johnson Nutrition Co	181,089
9,700		Pepsi Bottling Group, Inc	328,248
117,000		PepsiCo, Inc	6,430,320
		TOTAL FOOD AND KINDRED PRODUCTS	19,323,599

FOOD STORES - 0.56%
102,200		Kroger Co	2,253,510
200	*	Panera Bread Co (Class A)	9,972
		TOTAL FOOD STORES	2,263,482

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOME FURNISHINGS STORES - 0.55%
4,800	*	Bed Bath & Beyond, Inc	$147,600
43,900		Best Buy Co, Inc	1,470,211
23,500	*	GameStop Corp (Class A)	517,235
5,700		RadioShack Corp	79,572
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,214,618

GENERAL BUILDING CONTRACTORS - 0.06%
29,200		Pulte Homes, Inc	257,836
		TOTAL GENERAL BUILDING CONTRACTORS	257,836

GENERAL MERCHANDISE STORES - 3.50%
6,900	*	Big Lots, Inc	145,107
800	*	BJ's Wholesale Club, Inc	25,784
1,500		Costco Wholesale Corp	68,550
24,050		Family Dollar Stores, Inc	680,615
63,200		Target Corp	2,494,504
45,700		TJX Companies, Inc	1,437,722
191,700		Wal-Mart Stores, Inc	9,285,947
		TOTAL GENERAL MERCHANDISE STORES	14,138,229

HEALTH SERVICES - 2.08%
53,500		AmerisourceBergen Corp	949,090
18,600	*	Coventry Health Care, Inc	348,006
40,850	*	Express Scripts, Inc	2,808,438
100	*	Laboratory Corp of America Holdings	6,779
21,800		McKesson Corp	959,200
74,300	*	Medco Health Solutions, Inc	3,388,823
		TOTAL HEALTH SERVICES	8,460,336

HOLDING AND OTHER INVESTMENT OFFICES - 1.43%
9,700		Apartment Investment & Management Co (Class A)	85,845
89,751		iShares Russell 1000 Growth Index Fund	3,682,484
44,800		Plum Creek Timber Co, Inc	1,334,144
7,300		Simon Property Group, Inc	375,439
18,400		WABCO Holdings, Inc	325,680
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,803,592

HOTELS AND OTHER LODGING PLACES - 0.19%
28,201		Marriott International, Inc (Class A)	622,392
24,300	*	MGM Mirage	155,277
		TOTAL HOTELS AND OTHER LODGING PLACES	777,669

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.64%
2,000		Bucyrus International, Inc (Class A)	57,120
8,182		Carlisle Cos, Inc	196,695
2,400		Caterpillar, Inc	79,296
15,600		Cummins, Inc	549,276
78,700	*	Dell, Inc	1,080,551
43,600		Dover Corp	1,442,724

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

29,400	*	Dresser-Rand Group, Inc	$767,340
28,200	*	FMC Technologies, Inc	1,059,756
173,600		Hewlett-Packard Co	6,709,640
5,400	*	Ingersoll-Rand plc	112,860
122,800		International Business Machines Corp	12,822,776
11,100		ITT Industries, Inc	493,950
29,200		Jabil Circuit, Inc	216,664
37,900		Joy Global, Inc	1,353,788
10,200		Lennox International, Inc	327,522
100	*	Micros Systems, Inc	2,532
31,600		Raytheon Co	1,403,988
750		SPX Corp	36,728
19,200	*	Teradata Corp	449,856
1,750		Timken Co	29,890
66,350	*	Western Digital Corp	1,758,275
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	30,951,227

INSTRUMENTS AND RELATED PRODUCTS - 5.06%
34,500	*	Agilent Technologies, Inc	700,695
900		Allergan, Inc	42,822
31,300		Bard (C.R.), Inc	2,330,285
37,600		Baxter International, Inc	1,991,296
7,100		Beckman Coulter, Inc	405,694
21,200		Becton Dickinson & Co	1,511,772
2,400		Danaher Corp	148,176
73,000		Emerson Electric Co	2,365,200
35,700	*	Flir Systems, Inc	805,392
46,500		Garmin Ltd	1,107,630
8,600	*	Illumina, Inc	334,884
2,300	*	Intuitive Surgical, Inc	376,418
114,200		Medtronic, Inc	3,984,438
1,600	*	Mettler-Toledo International, Inc	123,440
7,700	*	Millipore Corp	540,617
4,900		PerkinElmer, Inc	85,260
100	*	Resmed, Inc	4,073
14,600	*	St. Jude Medical, Inc	600,060
30,600		Stryker Corp	1,216,044
7,200		Techne Corp	459,432
4,800	*	Thermo Electron Corp	195,696
11,400	*	Trimble Navigation Ltd	223,782
18,200	*	Waters Corp	936,754
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	20,489,860

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
2,500		Arthur J. Gallagher & Co	53,350
5,100		Brown & Brown, Inc	101,643
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	154,993

INSURANCE CARRIERS - 1.11%
20,700		Aetna, Inc	518,535
47,900		Aflac, Inc	1,489,211
5,700		Cigna Corp	137,313

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

1,500		Erie Indemnity Co (Class A)	$53,640
7,100	*	Humana, Inc	229,046
25,250		Principal Financial Group	475,710
26,700		Prudential Financial, Inc	993,774
500		Transatlantic Holdings, Inc	21,665
18,500		UnitedHealth Group, Inc	462,130
1,800	*	WellPoint, Inc	91,602
		TOTAL INSURANCE CARRIERS	4,472,626

LEATHER AND LEATHER PRODUCTS - 0.32%
48,200		Coach, Inc	1,295,616
		TOTAL LEATHER AND LEATHER PRODUCTS	1,295,616

METAL MINING - 0.68%
20,600		Cleveland-Cliffs, Inc	504,082
54,150		Newmont Mining Corp	2,213,111
900		Royal Gold, Inc	37,530
		TOTAL METAL MINING	2,754,723

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
36,700		Hasbro, Inc	889,608
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	889,608

MISCELLANEOUS RETAIL - 2.25%
25,500	*	Amazon.com, Inc	2,133,330
30,300		CVS Corp	965,661
19,100	*	Dollar Tree, Inc	804,110
9,200	*	Marvel Entertainment, Inc	327,428
6,300		MSC Industrial Direct Co (Class A)	223,524
35,800		Petsmart, Inc	768,268
6,500	*	Priceline.com, Inc	725,075
35,700		Staples, Inc	720,069
81,300		Walgreen Co	2,390,220
		TOTAL MISCELLANEOUS RETAIL	9,057,685

MOTION PICTURES - 0.10%
600	*	Discovery Communications, Inc (Class C)	12,318
500	*	Macrovision Solutions Corp	10,905
14,900		Time Warner, Inc	375,331
		TOTAL MOTION PICTURES	398,554

NONDEPOSITORY INSTITUTIONS - 0.20%
32,600		American Express Co	757,624
1,500		Lender Processing Services, Inc	41,655
		TOTAL NONDEPOSITORY INSTITUTIONS	799,279

OIL AND GAS EXTRACTION - 1.54%
56,600	*	Cameron International Corp	1,601,780
2,750	*	Encore Acquisition Co	84,838
12,950	*	Key Energy Services, Inc	74,592
15,350	*	National Oilwell Varco, Inc	501,331

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

16,925		Occidental Petroleum Corp	$1,113,834
33,172		Patterson-UTI Energy, Inc	426,592
32,400		Schlumberger Ltd	1,753,164
21,500		W&T Offshore, Inc	209,410
12,650		XTO Energy, Inc	482,471
		TOTAL OIL AND GAS EXTRACTION	6,248,012

PAPER AND ALLIED PRODUCTS - 0.87%
64,300		Kimberly-Clark Corp	3,371,249
9,700		Packaging Corp of America	157,140
		TOTAL PAPER AND ALLIED PRODUCTS	3,528,389

PERSONAL SERVICES - 0.27%
100		Cintas Corp	2,284
55,400		H&R Block, Inc	954,542
4,150		Weight Watchers International, Inc	106,946
		TOTAL PERSONAL SERVICES	1,063,772

PETROLEUM AND COAL PRODUCTS - 2.59%
5,350		Ashland, Inc	150,068
118,800		Exxon Mobil Corp	8,305,308
6,150		Hess Corp	330,563
24,350		Murphy Oil Corp	1,322,692
26,100		Tesoro Corp	332,253
		TOTAL PETROLEUM AND COAL PRODUCTS	10,440,884

PRIMARY METAL INDUSTRIES - 0.47%
10,750		Corning, Inc	172,645
19,100		Precision Castparts Corp	1,394,873
2,500		Schnitzer Steel Industries, Inc (Class A)	132,150
8,550		Steel Dynamics, Inc	125,942
2,550		United States Steel Corp	91,137
		TOTAL PRIMARY METAL INDUSTRIES	1,916,747

PRINTING AND PUBLISHING - 0.31%
2,100		Dun & Bradstreet Corp	170,541
36,500		McGraw-Hill Cos, Inc	1,099,015
		TOTAL PRINTING AND PUBLISHING	1,269,556

RAILROAD TRANSPORTATION - 0.50%
12,100		Norfolk Southern Corp	455,807
30,000		Union Pacific Corp	1,561,800
		TOTAL RAILROAD TRANSPORTATION	2,017,607

REAL ESTATE - 0.01%
3,000	*	CB Richard Ellis Group, Inc (Class A)	28,080
		TOTAL REAL ESTATE	28,080

SECURITY AND COMMODITY BROKERS - 1.95%
800		BlackRock, Inc	140,336
41,300		Broadridge Financial Solutions, Inc	684,754

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

83,100		Charles Schwab Corp	$1,457,574
38,521	*	E*Trade Financial Corp	49,307
5,100		Goldman Sachs Group, Inc	751,944
5,900	*	IntercontinentalExchange, Inc	674,016
3,500		Janus Capital Group, Inc	39,900
4,800		Lazard Ltd (Class A)	129,216
29,200		Morgan Stanley	832,492
34,464	*	Nasdaq Stock Market, Inc	734,428
33,600		SEI Investments Co	606,144
1,900		T Rowe Price Group, Inc	79,173
99,416	*	TD Ameritrade Holding Corp	1,743,756
		TOTAL SECURITY AND COMMODITY BROKERS	7,923,040

STONE, CLAY, AND GLASS PRODUCTS - 1.16%
72,400		3M Co	4,351,240
12,700	*	Owens-Illinois, Inc	355,727
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,706,967

TOBACCO PRODUCTS - 2.56%
185,400		Altria Group, Inc	3,038,706
5,300		Lorillard, Inc	359,181
159,600		Philip Morris International, Inc	6,961,752
		TOTAL TOBACCO PRODUCTS	10,359,639

TRANSPORTATION BY AIR - 0.20%
2,200	*	AMR Corp	8,844
12,800		Copa Holdings S.A. (Class A)	522,496
50,700	*	Delta Air Lines, Inc	293,553
		TOTAL TRANSPORTATION BY AIR	824,893

TRANSPORTATION EQUIPMENT - 2.84%
8,400		Goodrich Corp	419,748
77,900		Honeywell International, Inc	2,446,060
40,700		Lockheed Martin Corp	3,282,455
400	*	Navistar International Corp	17,440
28,050		Oshkosh Truck Corp	407,847
1,600		Thor Industries, Inc	29,392
95,400		United Technologies Corp	4,956,983
		TOTAL TRANSPORTATION EQUIPMENT	11,559,925

TRANSPORTATION SERVICES - 0.49%
28,900		CH Robinson Worldwide, Inc	1,507,135
10,700		Expeditors International Washington, Inc	356,738
10,200		UTI Worldwide, Inc	116,280
		TOTAL TRANSPORTATION SERVICES	1,980,153

TRUCKING AND WAREHOUSING - 0.91%
9,900		Landstar System, Inc	355,509
66,800		United Parcel Service, Inc (Class B)	3,339,332
		TOTAL TRUCKING AND WAREHOUSING	3,694,841

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.14%
7,600	*	Arrow Electronics, Inc	$161,424
16,700	*	WESCO International, Inc	418,168
		TOTAL WHOLESALE TRADE-DURABLE GOODS	579,592

WHOLESALE TRADE-NONDURABLE GOODS - 1.44%
1,416		Airgas, Inc	57,390
5,500		Allscripts Healthcare Solutions, Inc	87,230
75,500	*	Dean Foods Co	1,448,845
22,164	*	Endo Pharmaceuticals Holdings, Inc	397,179
1,000	*	Green Mountain Coffee Roasters, Inc	59,120
800	*	Henry Schein, Inc	38,360
22,500		Herbalife Ltd	709,650
108,400		Sysco Corp	2,436,832
24,500		Terra Industries, Inc	593,390
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,827,996

		TOTAL COMMON STOCKS	403,351,393
		(Cost $403,415,108)

		TOTAL INVESTMENTS - 99.61%	403,351,393
		(Cost $403,415,108)
		OTHER ASSETS AND LIABILITIES, NET - 0.39%	1,586,035
		NET ASSETS - 100.00%	$404,937,428

		The following abbreviations are used in portfolio descriptions:
		plc - Public Limited Company

	*	Non-income producing.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.42%

AMUSEMENT AND RECREATION SERVICES - 0.91%
7,165		International Speedway Corp (Class A)	$183,495
5,550	*	Penn National Gaming, Inc	161,561
126,864		Walt Disney Co	2,959,737
19,900	*	Warner Music Group Corp	116,415
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,421,208

APPAREL AND ACCESSORY STORES - 0.40%
46,408		Foot Locker, Inc	485,892
37,234		Gap, Inc	610,638
32,726		Limited Brands, Inc	391,730
		TOTAL APPAREL AND ACCESSORY STORES	1,488,260

APPAREL AND OTHER TEXTILE PRODUCTS - 0.33%
17,610		Phillips-Van Heusen Corp	505,231
13,401		VF Corp	741,745
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,246,976

AUTO REPAIR, SERVICES AND PARKING - 0.07%
82	*	Hertz Global Holdings, Inc	655
9,777		Ryder System, Inc	272,974
		TOTAL AUTO REPAIR, SERVICES AND PARKING	273,629

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
29,673	*	Autonation, Inc	514,826
21,651		Penske Auto Group, Inc	360,273
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	875,099

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.97%
83,932		Home Depot, Inc	1,983,313
83,933		Lowe's Cos, Inc	1,629,140
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	3,612,453

BUSINESS SERVICES - 1.52%
34,130	*	Activision Blizzard, Inc	431,062
25,232		CA, Inc	439,794
3,537	*	Computer Sciences Corp	156,689
26,378	*	Compuware Corp	180,953
18,346	*	DST Systems, Inc	677,885
82,610	*	eBay, Inc	1,415,109
9,068		Equifax, Inc	236,675
69,403		IMS Health, Inc	881,418
16,191		Manpower, Inc	685,526
25,412	*	NCR Corp	300,624

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,360		Omnicom Group, Inc	$74,529
8,609	*	Symantec Corp	133,956
50,150	*	Unisys Corp	75,727
		TOTAL BUSINESS SERVICES	5,689,947

CHEMICALS AND ALLIED PRODUCTS - 9.25%
8,827		Alberto-Culver Co	224,471
7,231	*	Amgen, Inc	382,809
75,104		Bristol-Myers Squibb Co	1,525,362
20,856		Cabot Corp	262,368
6,800		CF Industries Holdings, Inc	504,152
110,683		Dow Chemical Co	1,786,424
2,580		Eastman Chemical Co	97,782
61,569		Eli Lilly & Co	2,132,750
78,664	*	Forest Laboratories, Inc	1,975,253
13,980		Huntsman Corp	70,319
50,831		Johnson & Johnson	2,887,201
85,748	*	King Pharmaceuticals, Inc	825,753
94,179		Merck & Co, Inc	2,633,245
17,980	*	Pactiv Corp	390,166
523,975		Pfizer, Inc	7,859,625
65,856		Procter & Gamble Co	3,365,241
88,384		Schering-Plough Corp	2,220,206
4,560		Sherwin-Williams Co	245,100
26,241		Valspar Corp	591,210
102,495		Wyeth	4,652,248
		TOTAL CHEMICALS AND ALLIED PRODUCTS	34,631,685

COMMUNICATIONS - 8.45%
445,020		AT&T, Inc	11,054,296
106,562		CBS Corp (Class B)	737,409
24,556		CenturyTel, Inc	753,869
221,552		Comcast Corp (Class A)	3,210,289
65,900	*	DISH Network Corp (Class A)	1,068,239
31,412		Embarq Corp	1,321,189
217	*	Liberty Global, Inc (Series C)	3,431
12,775	*	Liberty Media Corp - Capital (Series A)	173,229
30,740	*	Liberty Media Corp - Entertainment (Series A)	822,295
70,047	*	Liberty Media Holding Corp (Interactive A)	350,935
83,550		Qwest Communications International, Inc	346,733
8,135		Scripps Networks Interactive (Class A)	226,397
272,884	*	Sprint Nextel Corp	1,312,572
22,527		Time Warner Cable, Inc	713,430
5,561	*	US Cellular Corp	213,820
243,966		Verizon Communications, Inc	7,497,075
61,814	*	Viacom, Inc (Class B)	1,403,178
61,977		Windstream Corp	518,128
		TOTAL COMMUNICATIONS	31,726,514

DEPOSITORY INSTITUTIONS - 11.55%
687,375		Bank of America Corp	9,073,350
3,985		Bank of Hawaii Corp	142,783

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

53,918		Bank of New York Mellon Corp	$1,580,337
25,286		BB&T Corp	555,786
496,188		Citigroup, Inc	1,473,678
6,355		Cullen/Frost Bankers, Inc	293,093
49,806		Fifth Third Bancorp	353,623
479		First Citizens Bancshares, Inc (Class A)	64,018
35,870	*	First Horizon National Corp	430,440
54,490		Hudson City Bancorp, Inc	724,172
351,692		JPMorgan Chase & Co	11,996,213
4,622		M&T Bank Corp	235,398
13,272		Marshall & Ilsley Corp	63,706
18,780		People's United Financial, Inc	282,451
53,685		PNC Financial Services Group, Inc	2,083,515
78,620		Regions Financial Corp	317,625
28,994		State Street Corp	1,368,517
55,888		SunTrust Banks, Inc	919,358
157,451		US Bancorp	2,821,522
6,459		Valley National Bancorp	75,570
345,401		Wells Fargo & Co	8,379,428
5,444		Zions Bancorporation	62,933
		TOTAL DEPOSITORY INSTITUTIONS	43,297,516

ELECTRIC, GAS, AND SANITARY SERVICES - 7.57%
40,660	*	AES Corp	472,063
6,340		AGL Resources, Inc	201,612
7,619		Alliant Energy Corp	199,084
6,019		Ameren Corp	149,813
78,353		American Electric Power Co, Inc	2,263,618
26,373		Atmos Energy Corp	660,380
29,647		Centerpoint Energy, Inc	328,489
4,269		Constellation Energy Group, Inc	113,470
15,934		DTE Energy Co	509,888
160,032		Duke Energy Corp	2,334,866
56,127		Edison International	1,765,755
18,830		El Paso Corp	173,801
22,773		Energen Corp	908,643
11,582		Entergy Corp	897,837
32,938		Exelon Corp	1,686,755
32,378		FirstEnergy Corp	1,254,648
25,762		FPL Group, Inc	1,464,827
11,089		Hawaiian Electric Industries, Inc	211,356
10,780		National Fuel Gas Co	388,942
29,923		Northeast Utilities	667,582
37,877	*	NRG Energy, Inc	983,287
29,091		Pepco Holdings, Inc	390,983
40,123		PG&E Corp	1,542,328
21,538		Progress Energy, Inc	814,783
48,540		Public Service Enterprise Group, Inc	1,583,860
13,603		SCANA Corp	441,689
46,412		Sempra Energy	2,303,428
25,044		Southern Co	780,371
10		Southern Union Co	184

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,340		TECO Energy, Inc	$27,916
41,546		UGI Corp	1,059,008
24,046		Wisconsin Energy Corp	978,913
45,505		Xcel Energy, Inc	837,747
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	28,397,926

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.16%
100,764	*	Atmel Corp	375,850
36,889	*	Avnet, Inc	775,776
18,784		Cooper Industries Ltd (Class A)	583,243
17,873		Eaton Corp	797,315
10,440	*	Fairchild Semiconductor International, Inc	72,976
899,826		General Electric Co	10,545,961
2,812		Harman International Industries, Inc	52,866
58,005	*	Integrated Device Technology, Inc	350,350
125,045		Intel Corp	2,069,494
19,708	*	JDS Uniphase Corp	112,730
13,314		L-3 Communications Holdings, Inc	923,725
16,930	*	LSI Logic Corp	77,201
29,180	*	Marvell Technology Group Ltd	339,655
36,183	*	Novellus Systems, Inc	604,256
71,431	*	Tellabs, Inc	409,300
31,952	*	Thomas & Betts Corp	922,135
59,261	*	Vishay Intertechnology, Inc	402,382
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	19,415,215

ENGINEERING AND MANAGEMENT SERVICES - 0.10%
4,650		KBR, Inc	85,746
16,259	*	SAIC, Inc	301,604
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	387,350

FABRICATED METAL PRODUCTS - 0.43%
1,608		Crane Co	35,874
40,811		Illinois Tool Works, Inc	1,523,883
1,001		Stanley Works	33,874
		TOTAL FABRICATED METAL PRODUCTS	1,593,631

FOOD AND KINDRED PRODUCTS - 3.18%
71,701		Archer Daniels Midland Co	1,919,436
15,022		Bunge Ltd	905,076
22,909		Coca-Cola Co	1,099,403
35,399		Coca-Cola Enterprises, Inc	589,393
15,660	*	Constellation Brands, Inc (Class A)	198,569
1,088		Corn Products International, Inc	29,148
73,434		Del Monte Foods Co	688,811
6,578	*	Dr Pepper Snapple Group, Inc	139,388
29,023		General Mills, Inc	1,625,868
6,308		Hershey Co	227,088
40		J.M. Smucker Co	1,946
110,220		Kraft Foods, Inc (Class A)	2,792,974
593		Molson Coors Brewing Co (Class B)	25,102
3,220		Pepsi Bottling Group, Inc	108,965

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

23,580		PepsiAmericas, Inc	$632,180
4,700	*	Ralcorp Holdings, Inc	286,324
17,343		Reynolds American, Inc	669,787
		TOTAL FOOD AND KINDRED PRODUCTS	11,939,458

FOOD STORES - 0.25%
27,990		Safeway, Inc	570,157
27,433		Supervalu, Inc	355,257
		TOTAL FOOD STORES	925,414

FORESTRY - 0.04%
4,550		Rayonier, Inc	165,393
		TOTAL FORESTRY	165,393

FURNITURE AND FIXTURES - 0.01%
3,431		Masco Corp	32,869
		TOTAL FURNITURE AND FIXTURES	32,869

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
22,291		RadioShack Corp	311,182
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	311,182

GENERAL BUILDING CONTRACTORS - 0.73%
50,040		Centex Corp	423,338
34,889		DR Horton, Inc	326,561
10,607		KB Home	145,104
18,604		Lennar Corp (Class A)	180,273
24,562		MDC Holdings, Inc	739,562
62,689		Pulte Homes, Inc	553,544
19,497	*	Toll Brothers, Inc	330,864
		TOTAL GENERAL BUILDING CONTRACTORS	2,699,246

GENERAL MERCHANDISE STORES - 0.18%
1,873		Family Dollar Stores, Inc	53,006
34,865		Macy's, Inc	410,012
4,457		Wal-Mart Stores, Inc	215,897
		TOTAL GENERAL MERCHANDISE STORES	678,915

HEALTH SERVICES - 0.48%
71,395	*	Coventry Health Care, Inc	1,335,801
2,862	*	Lincare Holdings, Inc	67,314
2,270		McKesson Corp	99,880
3,277	*	Pediatrix Medical Group, Inc	138,060
3,124		Universal Health Services, Inc (Class B)	152,607
		TOTAL HEALTH SERVICES	1,793,662

HOLDING AND OTHER INVESTMENT OFFICES - 2.55%
66,326		Annaly Mortgage Management, Inc	1,004,177
56,256		Apartment Investment & Management Co (Class A)	497,866
5,300		AvalonBay Communities, Inc	296,482
11,112		Boston Properties, Inc	530,042

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

43,219		Brandywine Realty Trust	$321,982
14,357		Camden Property Trust	396,253
4,920		Corporate Office Properties Trust	144,304
3,658		Douglas Emmett, Inc	32,885
67,583		Duke Realty Corp	592,703
23,425		Equity Residential	520,738
4,174		Health Care REIT, Inc	142,333
77,588		Host Marriott Corp	650,963
77,105		HRPT Properties Trust	313,046
21,600		iShares Russell 1000 Value Index Fund	1,028,161
23,094		Kimco Realty Corp	232,095
21,433		Mack-Cali Realty Corp	488,672
14,292		Nationwide Health Properties, Inc	367,876
9,421		Plum Creek Timber Co, Inc	280,557
3,340		Public Storage, Inc	218,703
15,080		Simon Property Group, Inc	775,564
1,050		Ventas, Inc	31,353
29,827		Virgin Media, Inc	278,882
7,810		Vornado Realty Trust	351,684
5,100		WABCO Holdings, Inc	90,270
1,161		Weingarten Realty Investors	16,846
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,604,437

HOTELS AND OTHER LODGING PLACES - 0.13%
18,320		Marriott International, Inc (Class A)	404,322
11,250	*	MGM Mirage	71,888
		TOTAL HOTELS AND OTHER LODGING PLACES	476,210

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.62%
7,903	*	AGCO Corp	229,740
4,830		Bucyrus International, Inc (Class A)	137,945
28,480		Carlisle Cos, Inc	684,659
3,456		Diebold, Inc	91,100
43,853		Dover Corp	1,451,096
146,654	*	EMC Corp	1,921,167
28,817	*	Gardner Denver, Inc	725,324
49,970		Hewlett-Packard Co	1,931,341
10,896		ITT Industries, Inc	484,872
11,210		Joy Global, Inc	400,421
51,107		Northrop Grumman Corp	2,334,568
7,793	*	Oil States International, Inc	188,669
20,570		Pitney Bowes, Inc	451,100
15,176		Raytheon Co	674,270
8,861	*	SanDisk Corp	130,168
42,058	*	Teradata Corp	985,419
1,809	*	Terex Corp	21,835
31,656		Timken Co	540,684
8,900	*	Western Digital Corp	235,850
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,620,228

INSTRUMENTS AND RELATED PRODUCTS - 1.35%
106,756	*	Boston Scientific Corp	1,082,506

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,502		Danaher Corp	$586,653
9,840		Garmin Ltd	234,389
4,523	*	Hologic, Inc	64,362
8,730		Kla-Tencor Corp	220,433
34,988	*	Teradyne, Inc	240,018
22,461	*	Thermo Electron Corp	915,734
91,841		Xerox Corp	595,130
25,746	*	Zimmer Holdings, Inc	1,096,780
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,036,005

INSURANCE AGENTS, BROKERS AND SERVICE - 0.34%
16,764		AON Corp	634,853
28,911		Brown & Brown, Inc	576,196
6,204		Hartford Financial Services Group, Inc	73,641
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,284,690

INSURANCE CARRIERS - 6.38%
41,753		Aetna, Inc	1,045,913
20,903		Allied World Assurance Holdings Ltd	853,469
50,695		American Financial Group, Inc	1,093,998
466		American National Insurance Co	35,220
21,176	*	Arch Capital Group Ltd	1,240,490
15,070		Aspen Insurance Holdings Ltd	336,664
23,021		Assurant, Inc	554,576
57,303		Axis Capital Holdings Ltd	1,500,193
51,715		Chubb Corp	2,062,395
37,363		Cigna Corp	900,075
9,092		Cincinnati Financial Corp	203,206
1,354		Everest Re Group Ltd	96,906
28,953		Genworth Financial, Inc (Class A)	202,381
31,610		HCC Insurance Holdings, Inc	758,956
19,745	*	Humana, Inc	636,974
4,815		Lincoln National Corp	82,866
74,306		Metlife, Inc	2,229,924
7,000		Old Republic International Corp	68,950
2,377		Protective Life Corp	27,193
36,755		Prudential Financial, Inc	1,368,021
20,102		Stancorp Financial Group, Inc	576,525
15,861		Torchmark Corp	587,491
6,112		Transatlantic Holdings, Inc	264,833
37,853		Travelers Cos, Inc	1,553,487
110,753		UnitedHealth Group, Inc	2,766,609
43,786		UnumProvident Corp	694,446
31,845		W.R. Berkley Corp	683,712
30,028	*	WellPoint, Inc	1,528,125
		TOTAL INSURANCE CARRIERS	23,953,598

METAL MINING - 0.36%
45,890		Cleveland-Cliffs, Inc	1,122,928
4,420		Freeport-McMoRan Copper & Gold, Inc (Class B)	221,486
		TOTAL METAL MINING	1,344,414

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
29,428		Hasbro, Inc	$713,335
7,288	*	Jarden Corp	136,650
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	849,985

MISCELLANEOUS RETAIL - 0.85%
76,017		CVS Corp	2,422,661
91,466	*	Office Depot, Inc	417,085
217,260	*	Rite Aid Corp	328,063
		TOTAL MISCELLANEOUS RETAIL	3,167,809

MOTION PICTURES - 1.02%
4,520	*	Discovery Communications, Inc (Class A)	101,926
624	*	Discovery Communications, Inc (Class C)	12,811
125,288		News Corp (Class A)	1,141,374
101,526		Time Warner, Inc	2,557,439
		TOTAL MOTION PICTURES	3,813,550

NONDEPOSITORY INSTITUTIONS - 1.15%
85,326		American Express Co	1,982,975
5,954	*	AmeriCredit Corp	80,677
14,350		Capital One Financial Corp	313,978
64,402		CapitalSource, Inc	314,282
113,191		Discover Financial Services	1,162,472
12,728		Lender Processing Services, Inc	353,457
12,950	*	SLM Corp	132,997
		TOTAL NONDEPOSITORY INSTITUTIONS	4,340,838

OIL AND GAS EXTRACTION - 6.65%
60,937		Anadarko Petroleum Corp	2,765,930
20,102		Apache Corp	1,450,359
42,931		Chesapeake Energy Corp	851,322
8,920	*	Comstock Resources, Inc	294,806
26,606		Devon Energy Corp	1,450,027
15,368	*	Encore Acquisition Co	474,103
27,579		ENSCO International, Inc	961,680
20,910		EOG Resources, Inc	1,420,207
31,320		Halliburton Co	648,324
18,548	*	Nabors Industries Ltd	288,978
55,520	*	National Oilwell Varco, Inc	1,813,283
14,493		Noble Energy, Inc	854,652
83,400		Occidental Petroleum Corp	5,488,555
32,186		Patterson-UTI Energy, Inc	413,912
23,182	*	Pride International, Inc	580,941
4,080		Range Resources Corp	168,953
12,597		Rowan Cos, Inc	243,374
41,110		Schlumberger Ltd	2,224,462
16,366		Tidewater, Inc	701,610
48,381		XTO Energy, Inc	1,845,251
		TOTAL OIL AND GAS EXTRACTION	24,940,729

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

PAPER AND ALLIED PRODUCTS - 0.59%
88,165	International Paper Co	$1,333,936
4,391	Kimberly-Clark Corp	230,220
27,927	Sonoco Products Co	668,852
	TOTAL PAPER AND ALLIED PRODUCTS	2,233,008

PERSONAL SERVICES - 0.11%
9,809	Cintas Corp	224,037
7,044	Weight Watchers International, Inc	181,524
	TOTAL PERSONAL SERVICES	405,561

PETROLEUM AND COAL PRODUCTS - 12.29%
22,896	Ashland, Inc	642,233
178,285	Chevron Corp	11,811,381
129,767	ConocoPhillips	5,458,000
309,426	Exxon Mobil Corp	21,631,972
14,000	Hess Corp	752,500
84,114	Marathon Oil Corp	2,534,355
36,160	Murphy Oil Corp	1,964,211
28,684	Tesoro Corp	365,147
56,751	Valero Energy Corp	958,524
	TOTAL PETROLEUM AND COAL PRODUCTS	46,118,323

PIPELINES, EXCEPT NATURAL GAS - 0.00%**
81	Spectra Energy Corp	1,371
	TOTAL PIPELINES, EXCEPT NATURAL GAS	1,371

PRIMARY METAL INDUSTRIES - 0.69%
14,010	Alcoa, Inc	144,723
12,936	Carpenter Technology Corp	269,198
30,530	Corning, Inc	490,312
7,273	Nucor Corp	323,139
160	Schnitzer Steel Industries, Inc (Class A)	8,458
71,082	Steel Dynamics, Inc	1,047,038
8,100	United States Steel Corp	289,494
	TOTAL PRIMARY METAL INDUSTRIES	2,572,362

PRINTING AND PUBLISHING - 0.13%
12,081	McGraw-Hill Cos, Inc	363,759
10,403	R.R. Donnelley & Sons Co	120,883
	TOTAL PRINTING AND PUBLISHING	484,642

RAILROAD TRANSPORTATION - 1.47%
12,010	Burlington Northern Santa Fe Corp	883,215
43,700	CSX Corp	1,513,331
45,131	Norfolk Southern Corp	1,700,085
27,000	Union Pacific Corp	1,405,620
	TOTAL RAILROAD TRANSPORTATION	5,502,251

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.27%
12,098	Newell Rubbermaid, Inc	125,940

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

48,253		Sealed Air Corp	$890,268
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,016,208

SECURITY AND COMMODITY BROKERS - 3.36%
10,543		Ameriprise Financial, Inc	255,879
1,770		BlackRock, Inc	310,493
3,130		CME Group, Inc	973,774
3,230		Franklin Resources, Inc	232,592
48,370		Goldman Sachs Group, Inc	7,131,673
25,996	*	Investment Technology Group, Inc	530,058
93,837		Morgan Stanley	2,675,293
80	*	Nasdaq Stock Market, Inc	1,705
2,880		NYSE Euronext	78,480
23,380		Raymond James Financial, Inc	402,370
		TOTAL SECURITY AND COMMODITY BROKERS	12,592,317

SPECIAL TRADE CONTRACTORS - 0.05%
7,660	*	Quanta Services, Inc	177,176
		TOTAL SPECIAL TRADE CONTRACTORS	177,176

TEXTILE MILL PRODUCTS - 0.06%
6,644	*	Mohawk Industries, Inc	237,058
		TOTAL TEXTILE MILL PRODUCTS	237,058

TOBACCO PRODUCTS - 0.08%
4,451		Lorillard, Inc	301,644
		TOTAL TOBACCO PRODUCTS	301,644

TRANSPORTATION BY AIR - 0.27%
7,763		Copa Holdings S.A. (Class A)	316,886
12,375		FedEx Corp	688,297
		TOTAL TRANSPORTATION BY AIR	1,005,183

TRANSPORTATION EQUIPMENT - 2.00%
13,589		Autoliv, Inc	390,956
27,090		Boeing Co	1,151,325
264,421	*	Ford Motor Co	1,605,034
47,897		General Dynamics Corp	2,653,015
10,080		Harley-Davidson, Inc	163,397
22,241		Oshkosh Truck Corp	323,384
24,735	*	TRW Automotive Holdings Corp	279,506
17,728		United Technologies Corp	921,147
		TOTAL TRANSPORTATION EQUIPMENT	7,487,764

TRANSPORTATION SERVICES - 0.03%
10,480		UTI Worldwide, Inc	119,472
		TOTAL TRANSPORTATION SERVICES	119,472

WATER TRANSPORTATION - 0.01%
1,258		Teekay Corp	26,456
		TOTAL WATER TRANSPORTATION	26,456

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES			COMPANY	VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.08%
42,630	*		Arrow Electronics, Inc	$905,461
60,381	*		Ingram Micro, Inc (Class A)	1,056,668
34,515			Reliance Steel & Aluminum Co	1,325,031
31,104	*		WESCO International, Inc	778,844
			TOTAL WHOLESALE TRADE-DURABLE GOODS	4,066,004

WHOLESALE TRADE-NONDURABLE GOODS - 0.41%
6,710			Airgas, Inc	271,957
18,780			Cardinal Health, Inc	573,729
11,997	*		Dean Foods Co	230,222
22,167	*		Endo Pharmaceuticals Holdings, Inc	397,233
2,860			Terra Industries, Inc	69,269
			TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,542,410

			TOTAL COMMON STOCKS	372,925,251
			(Cost $402,486,675)

SHORT -TERM INVESTMENTS - 3.14%
			MATURITY
PRINCIPAL		ISSUER	DATE
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.14%
$11,790,000		Federal Home Loan Bank (FHLB)	07/01/09	11,790,000
			TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	11,790,000

			TOTAL SHORT-TERM INVESTMENTS	11,790,000
			(Cost $11,790,000)

			TOTAL INVESTMENTS - 102.56%	384,715,251
			(Cost $414,276,675)
			OTHER ASSETS AND LIABILITIES, NET - (2.56)%	(9,587,503)
			NET ASSETS - 100.00%	$375,127,748

	*		Non-income producing.
	**		Percentage represents less than 0.01%.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.27%

AMUSEMENT AND RECREATION SERVICES - 0.89%
2,420	*	Electronic Arts, Inc	$52,562
221,510		Walt Disney Co	5,167,829
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,220,391

APPAREL AND ACCESSORY STORES - 0.63%
12,033		American Eagle Outfitters, Inc	170,508
933	*	AnnTaylor Stores Corp	7,445
1,450		Cato Corp (Class A)	25,288
1,936	*	Charming Shoppes, Inc	7,202
7,029	*	Chico's FAS, Inc	68,392
8,780		Foot Locker, Inc	91,927
77,283		Gap, Inc	1,267,442
27,223	*	Kohl's Corp	1,163,783
42,078		Limited Brands, Inc	503,674
17,732		Nordstrom, Inc	352,689
1,873		Stage Stores, Inc	20,790
		TOTAL APPAREL AND ACCESSORY STORES	3,679,140

APPAREL AND OTHER TEXTILE PRODUCTS - 0.71%
77		Columbia Sportswear Co	2,381
4,748		Liz Claiborne, Inc	13,674
67,132		Nike, Inc (Class B)	3,476,095
5,265		Phillips-Van Heusen Corp	151,053
2,141		Polo Ralph Lauren Corp (Class A)	114,629
6,910		VF Corp	382,469
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,140,301

AUTO REPAIR, SERVICES AND PARKING - 0.03%
10,649	*	Hertz Global Holdings, Inc	85,086
1,721		Ryder System, Inc	48,050
2,319	*	Wright Express Corp	59,065
		TOTAL AUTO REPAIR, SERVICES AND PARKING	192,201

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
533		Advance Auto Parts	22,114
4,971	*	Autozone, Inc	751,168
8,078	*	Carmax, Inc	118,747
1,431	*	Copart, Inc	49,613
2,611	*	Rush Enterprises, Inc (Class A)	30,418
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	972,060

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.21%
2,717		Fastenal Co	90,123

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

193,142		Home Depot, Inc	$4,563,946
127,708		Lowe's Cos, Inc	2,478,812
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	7,132,881

BUSINESS SERVICES - 7.22%
32,236	*	3Com Corp	151,832
6,044	*	3D Systems Corp	43,577
626		Administaff, Inc	14,567
50,030	*	Adobe Systems, Inc	1,415,849
10,789	*	Akamai Technologies, Inc	206,933
6,174	*	Alliance Data Systems Corp	254,307
36,440	*	Art Technology Group, Inc	138,472
16,540	*	Autodesk, Inc	313,929
106,312		Automatic Data Processing, Inc	3,767,697
49	*	Avocent Corp	684
1,800	*	Blackboard, Inc	51,948
3,880	*	Blue Coat Systems, Inc	64,175
15,700	*	BPZ Energy, Inc	76,773
305		Brink's Co	8,854
4,688	*	Ciber, Inc	14,533
11,750	*	Cogent, Inc	126,078
600		Cognex Corp	8,478
15,948	*	Compuware Corp	109,403
9,356	*	COMSYS IT Partners, Inc	54,733
2,053	*	CSG Systems International, Inc	27,182
8,976	*	Deltek, Inc	38,956
2,857		Deluxe Corp	36,598
6,173	*	DivX, Inc	33,890
11,638	*	DST Systems, Inc	430,024
16,116	*	Earthlink, Inc	119,420
102,803	*	eBay, Inc	1,761,015
20,221	*	Expedia, Inc	305,539
3,385		Fair Isaac Corp	52,332
149	*	Gartner, Inc	2,274
989	*	Gerber Scientific, Inc	2,473
20,487	*	Google, Inc (Class A)	8,637,114
295	*	Hudson Highland Group, Inc	578
1,420		iGate Corp	9,400
21,557		IMS Health, Inc	273,774
11,824	*	Informatica Corp	203,255
42,677		Innovative Solutions & Support, Inc	190,766
1,537		Interactive Data Corp	35,566
5,595	*	Internap Network Services Corp	19,527
400	*	inVentiv Health, Inc	5,412
3,346	*	Ipass, Inc	5,354
9,529	*	Iron Mountain, Inc	273,959
8,233		Jack Henry & Associates, Inc	170,835
6,848	*	Lamar Advertising Co (Class A)	104,569
12,417	*	Lawson Software, Inc	69,287
2,066	*	Lionbridge Technologies	3,801
3,792	*	Liquidity Services, Inc	37,389
7,600	*	Magma Design Automation, Inc	11,096

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,859		Manpower, Inc	$163,390
6,347		Marchex, Inc (Class B)	21,389
7,427	*	Mentor Graphics Corp	40,626
590,969		Microsoft Corp	14,047,333
5,413	*	ModusLink Global Solutions, Inc	37,133
60,232	*	MoneyGram International, Inc	107,213
11,481	*	Monster Worldwide, Inc	135,591
685	*	MPS Group, Inc	5,233
12,062	*	Network Equipment Technologies, Inc	51,384
22,052		NIC, Inc	149,292
47,902	*	Novell, Inc	216,996
55,426		Omnicom Group, Inc	1,750,353
1,800	*	Omniture, Inc	22,608
2,100	*	PDF Solutions, Inc	5,355
2,681		Pegasystems, Inc	70,725
1,100		QAD, Inc	3,575
17,622	*	Radisys Corp	158,774
8,052	*	RealNetworks, Inc	24,075
14,919	*	Red Hat, Inc	300,319
15,114		Robert Half International, Inc	356,993
8,479	*	S1 Corp	58,505
7,589	*	Salesforce.com, Inc	289,672
12,320	*	Sapient Corp	77,493
8,703	*	Smith Micro Software, Inc	85,463
3,590	*	SonicWALL, Inc	19,673
74,810	*	Sun Microsystems, Inc	689,748
3,652	*	Sybase, Inc	114,454
86,852	*	Symantec Corp	1,351,417
3,047	*	Synchronoss Technologies, Inc	37,387
21,975	*	TIBCO Software, Inc	157,561
8,903	*	TNS, Inc	166,931
31,564		Total System Services, Inc	422,642
2,880	*	TradeStation Group, Inc	24,365
3,040	*	Ultimate Software Group, Inc	73,690
5,036		United Online, Inc	32,784
5,055	*	Vasco Data Security International	36,952
457		Viad Corp	7,870
89,150	*	Yahoo!, Inc	1,396,089
		TOTAL BUSINESS SERVICES	42,395,260

CHEMICALS AND ALLIED PRODUCTS - 13.04%
45,290		Abbott Laboratories	2,130,442
48,153		Air Products & Chemicals, Inc	3,110,202
1,000		Alberto-Culver Co	25,430
3,462	*	Alexion Pharmaceuticals, Inc	142,357
12,000	*	Alexza Pharmaceuticals, Inc	28,440
2,038	*	Alkermes, Inc	22,051
119,736	*	Amgen, Inc	6,338,824
1,650	*	Amicus Therapeutics, Inc	18,893
1,775	*	Arena Pharmaceuticals, Inc	8,857
828	*	Array Biopharma, Inc	2,600
2,400	*	Auxilium Pharmaceuticals, Inc	75,312

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

26,412		Avery Dennison Corp	$678,260
29,893		Avon Products, Inc	770,642
675		Balchem Corp	16,551
13,053	*	Biodel, Inc	67,353
36,253	*	Biogen Idec, Inc	1,636,823
8,101	*	BioMarin Pharmaceuticals, Inc	126,457
8,002	*	BioMimetic Therapeutics, Inc	73,938
243,764		Bristol-Myers Squibb Co	4,950,847
4,139	*	Calgon Carbon Corp	57,491
2,940	*	Cambrex Corp	12,113
2,700	*	Caraco Pharmaceutical Laboratories Ltd	8,289
3,549	*	Cell Genesys, Inc	1,036
1,130		Church & Dwight Co, Inc	61,370
8,607		Clorox Co	480,529
65,102		Colgate-Palmolive Co	4,605,315
3,345	*	Cypress Bioscience, Inc	31,510
13,313	*	Dendreon Corp	330,828
50,126	*	Durect Corp	119,300
47,802		Ecolab, Inc	1,863,800
533		Estee Lauder Cos (Class A)	17,413
30,434	*	Genzyme Corp	1,694,261
3,741	*	Geron Corp	28,693
108,294	*	Gilead Sciences, Inc	5,072,491
10,266		H.B. Fuller Co	192,693
10,049	*	Human Genome Sciences, Inc	28,740
6,287	*	Idexx Laboratories, Inc	290,459
2,774		Innophos Holdings, Inc	46,853
6,627	*	Inverness Medical Innovations, Inc	235,789
4,662	*	Invitrogen Corp	194,499
73,636	*	Javelin Pharmaceuticals, Inc	90,572
212,244		Johnson & Johnson	12,055,458
8,526		Lubrizol Corp	403,365
980	*	MAP Pharmaceuticals, Inc	11,976
4,492	*	Medarex, Inc	37,508
226,430		Merck & Co, Inc	6,330,983
3,569		Minerals Technologies, Inc	128,555
4,050	*	Molecular Insight Pharmaceuticals, Inc	20,939
6,500		Nalco Holding Co	109,460
5,898	*	Neurocrine Biosciences, Inc	19,051
9,339	*	Noven Pharmaceuticals, Inc	133,548
419	*	OraSure Technologies, Inc	1,035
10,130	*	Orexigen Therapeutics, Inc	51,967
3,207		PDL BioPharma, Inc	25,335
4,530	*	Penwest Pharmaceuticals Co	12,911
11,832		Perrigo Co	328,693
3,248	*	Pharmasset, Inc	36,540
4,057	*	PharMerica Corp	79,639
9,525	*	Pozen, Inc	73,152
57,138		Praxair, Inc	4,060,798
220,524		Procter & Gamble Co	11,268,775
3,084	*	Progenics Pharmaceuticals, Inc	15,883
10,125		RPM International, Inc	142,155

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

9,221	*	Salix Pharmaceuticals Ltd	$91,011
131,382		Schering-Plough Corp	3,300,316
5,694		Sensient Technologies Corp	128,514
11,390	*	SIGA Technologies, Inc	96,132
28,730		Sigma-Aldrich Corp	1,423,859
1,886	*	SuperGen, Inc	3,791
8,040	*	Synta Pharmaceuticals Corp	18,572
855	*	United Therapeutics Corp	71,247
2,641	*	USANA Health Sciences, Inc	78,517
6,665		Valspar Corp	150,162
4,030	*	Vertex Pharmaceuticals, Inc	143,629
		TOTAL CHEMICALS AND ALLIED PRODUCTS	76,541,799

COMMUNICATIONS - 4.74%
20,866		Alaska Communications Systems Group, Inc	152,739
381	*	Anixter International, Inc	14,322
13,372	*	Centennial Communications Corp	111,790
2,500		CenturyTel, Inc	76,750
98,404	*	DIRECTV Group, Inc	2,431,563
31,863		Embarq Corp	1,340,158
5,670		Entercom Communications Corp (Class A)	8,675
47,084	*	Entravision Communications Corp (Class A)	22,600
1,898	*	Equinix, Inc	138,061
180,831	*	FiberTower Corp	90,416
2,900		Fisher Communications, Inc	37,091
158,445		Frontier Communications Corp	1,131,297
50,906		Gray Television, Inc	24,944
31,291	*	ICO Global Communications Holdings Ltd (Class A)	19,400
3,269	*	iPCS, Inc	48,904
16,311	*	Leap Wireless International, Inc	537,121
43,155	*	Liberty Global, Inc (Class A)	685,733
45,259	*	Liberty Media Corp - Capital (Series A)	613,712
92,625	*	Liberty Media Corp - Entertainment (Series A)	2,477,719
74,095	*	Liberty Media Holding Corp (Interactive A)	371,216
26,916	*	Lin TV Corp (Class A)	45,219
13,472	*	Mediacom Communications Corp (Class A)	68,842
22,820	*	MetroPCS Communications, Inc	303,734
2,408	*	NeuStar, Inc (Class A)	53,361
15,310	*	NII Holdings, Inc (Class B)	291,962
3,739		NTELOS Holdings Corp	68,872
266,830		Qwest Communications International, Inc	1,107,345
20,436		Scripps Networks Interactive (Class A)	568,734
388,613	*	Sprint Nextel Corp	1,869,229
13,691	*	SureWest Communications	143,345
2,435	*	Switch & Data Facilities Co, Inc	28,563
8,709	*	Syniverse Holdings, Inc	139,605
10,850	*	Terremark Worldwide, Inc	62,713
55,915		Time Warner Cable, Inc	1,770,828
13,375	*	TiVo, Inc	140,170
251,977		Verizon Communications, Inc	7,743,252
97,482	*	Viacom, Inc (Class B)	2,212,841
105,497		Windstream Corp	881,955
		TOTAL COMMUNICATIONS	27,834,781

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 5.21%
1,100		Associated Banc-Corp	$13,750
2,836		Bank of Hawaii Corp	101,614
133,778		Bank of New York Mellon Corp	3,921,033
5,692		BankAtlantic Bancorp Inc (Class A)	21,971
78,246		BB&T Corp	1,719,847
4,855		City National Corp	178,810
11,900		Colonial Bancgroup, Inc	7,378
19,093		Comerica, Inc	403,817
108,760		Fifth Third Bancorp	772,196
22,220	*	First Horizon National Corp	266,643
1,300		First Midwest Bancorp, Inc	9,503
36,115	*	Flagstar Bancorp, Inc	24,558
2,850		Fulton Financial Corp	14,849
28,656		Hudson City Bancorp, Inc	380,838
55,830		Keycorp	292,549
16,434		M&T Bank Corp	836,984
31,618		Marshall & Ilsley Corp	151,766
5,056	*	Metavante Technologies, Inc	130,748
24,683		New York Community Bancorp, Inc	263,861
2,260		NewAlliance Bancshares, Inc	25,990
23,035		Northern Trust Corp	1,236,519
2,220		Old National Bancorp	21,800
3,430		People's United Financial, Inc	51,587
55,593		PNC Financial Services Group, Inc	2,157,564
10,833		Popular, Inc	23,833
8,893		Provident Financial Services, Inc	80,926
90,884		Regions Financial Corp	367,171
1,650		South Financial Group, Inc	1,964
57,760		State Street Corp	2,726,272
53,553		SunTrust Banks, Inc	880,947
3,610	*	SVB Financial Group	98,264
16,641		Synovus Financial Corp	49,757
50,236		UCBH Holdings, Inc	63,297
205,685		US Bancorp	3,685,875
840		Washington Federal, Inc	10,920
650		Webster Financial Corp	5,233
393,407		Wells Fargo & Co	9,544,054
2,527		Zions Bancorporation	29,212
		TOTAL DEPOSITORY INSTITUTIONS	30,573,900

EATING AND DRINKING PLACES - 1.48%
9,927	*	AFC Enterprises	67,007
1,289		Bob Evans Farms, Inc	37,046
17,257		Darden Restaurants, Inc	569,136
110,299		McDonald's Corp	6,341,089
700		O'Charleys, Inc	6,475
200	*	Ruby Tuesday, Inc	1,332
3,040	*	Sonic Corp	30,491
84,858	*	Starbucks Corp	1,178,678

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

12,900		Yum! Brands, Inc	$430,086
		TOTAL EATING AND DRINKING PLACES	8,661,340

EDUCATIONAL SERVICES - 0.02%
986	*	ITT Educational Services, Inc	99,251
		TOTAL EDUCATIONAL SERVICES	99,251

ELECTRIC, GAS, AND SANITARY SERVICES - 6.86%
87,173	*	AES Corp	1,012,079
27,180		AGL Resources, Inc	864,324
25,257		Alliant Energy Corp	659,965
20,763		Aqua America, Inc	371,658
23,679		Atmos Energy Corp	592,922
53,564		Avista Corp	953,975
22,750	*	Calpine Corp	253,663
37,680		Centerpoint Energy, Inc	417,494
5,970		Central Vermont Public Service Corp	108,057
3,626		CH Energy Group, Inc	169,334
43,100	*	Clean Energy Fuels Corp	371,091
56,389		Cleco Corp	1,264,241
66,173		Consolidated Edison, Inc	2,476,193
67,633		Crosstex Energy, Inc	281,353
36,376		Edison International	1,144,389
109,854		El Paso Corp	1,013,952
7,941		Energen Corp	316,846
55,529		FPL Group, Inc	3,157,378
62,738		Hawaiian Electric Industries, Inc	1,195,786
49,728		Idacorp, Inc	1,299,890
1,741		ITC Holdings Corp	78,972
4,643		Laclede Group, Inc	153,823
11,293		MGE Energy, Inc	378,880
44,871		National Fuel Gas Co	1,618,946
3,799		New Jersey Resources Corp	140,715
16,711		Nicor, Inc	578,535
117,945		NiSource, Inc	1,375,239
24,814		Northeast Utilities	553,600
4,127		Northwest Natural Gas Co	182,909
27,598	*	NRG Energy, Inc	716,444
23,094		NSTAR	741,548
87,286		OGE Energy Corp	2,471,940
124,594		Pepco Holdings, Inc	1,674,543
23,473		PG&E Corp	902,302
26,618		Piedmont Natural Gas Co, Inc	641,760
14,649		Pinnacle West Capital Corp	441,667
48,307		PPL Corp	1,592,199
43,350		Public Service Enterprise Group, Inc	1,414,511
45,343		Questar Corp	1,408,354
21,989		Resource America, Inc (Class A)	118,301
26,740		Sempra Energy	1,327,106
72,823		Sierra Pacific Resources	785,760
4,988		SJW Corp	113,228
12,727		South Jersey Industries, Inc	444,045

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,683		Southwest Gas Corp	$104,009
10,634		UGI Corp	271,061
4,960		UIL Holdings Corp	111,352
12,838		WGL Holdings, Inc	411,073
102,242		Williams Cos, Inc	1,595,998
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	40,273,410

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.51%
35,067	*	Adaptec, Inc	92,928
5,880	*	Advanced Energy Industries, Inc	52,861
51,580	*	Advanced Micro Devices, Inc	199,615
41,118		Ametek, Inc	1,421,859
2,880	*	Anadigics, Inc	12,067
7,027	*	Avnet, Inc	147,778
3,942		Baldor Electric Co	93,780
2,614	*	Benchmark Electronics, Inc	37,642
490,627	*	Cisco Systems, Inc	9,145,286
5,533	*	Conexant Systems, Inc	8,078
8,143	*	Cree, Inc	239,323
1,600		CTS Corp	10,480
3,700	*	Dolby Laboratories, Inc (Class A)	137,936
1,190	*	DTS, Inc	32,213
12,147		Eaton Corp	541,878
1,559	*	Energy Conversion Devices, Inc	22,060
3,735	*	Evergreen Solar, Inc	8,105
95,640	*	Finisar Corp	54,515
8,064	*	First Solar, Inc	1,307,335
3,111	*	FuelCell Energy, Inc	13,004
8,000	*	GrafTech International Ltd	90,480
1,329	*	Greatbatch, Inc	30,049
2,255		Harman International Industries, Inc	42,394
10,982	*	Harmonic, Inc	64,684
8,524	*	Hutchinson Technology, Inc	16,622
492,463		Intel Corp	8,150,262
2,905	*	InterDigital, Inc	70,998
1,497		Lincoln Electric Holdings, Inc	53,952
11,150	*	Loral Space & Communications, Inc	287,113
556		LSI Industries, Inc	3,030
52,630	*	LSI Logic Corp	239,993
3,944	*	Medis Technologies Ltd	1,972
57,443	*	Micron Technology, Inc	290,662
265,182		Motorola, Inc	1,758,156
25,297	*	NetApp, Inc	498,857
35,732	*	ON Semiconductor Corp	245,122
12,666	*	Oplink Communications, Inc	144,392
6,098		Plantronics, Inc	115,313
183	*	PLX Technology, Inc	690
8,821	*	Polycom, Inc	178,802
2,828	*	Power-One, Inc	4,214
29,726	*	Powerwave Technologies, Inc	47,859
11,185	*	QLogic Corp	141,826
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	10,751

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,334	*	RF Micro Devices, Inc	$42,616
11,454	*	Silicon Storage Technology, Inc	21,419
338,196	*	Sirius XM Radio, Inc	145,424
10,177	*	Skyworks Solutions, Inc	99,531
3,292	*	Sunpower Corp (Class A)	87,699
7,773	*	Sycamore Networks, Inc	24,329
23,453	*	Symmetricom, Inc	135,324
2,770	*	Synaptics, Inc	107,061
4,550	*	Tekelec	76,577
6,401		Teleflex, Inc	286,957
31,927	*	Tellabs, Inc	182,942
197,888		Texas Instruments, Inc	4,215,013
7,817	*	Thomas & Betts Corp	225,599
19,288	*	Triquint Semiconductor, Inc	102,419
2,358	*	TTM Technologies, Inc	18,770
13,011	*	Valence Technology, Inc	23,290
1,000		Vicor Corp	7,220
1,685		Whirlpool Corp	71,714
19,768		Xilinx, Inc	404,453
10,944	*	Zix Corp	16,416
1,396	*	Zoltek Cos, Inc	13,569
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	32,375,278

ENGINEERING AND MANAGEMENT SERVICES - 0.95%
100,740		Accenture Ltd (Class A)	3,370,761
3,523	*	Amylin Pharmaceuticals, Inc	47,561
5,260	*	Ariad Pharmaceuticals, Inc	8,363
4,094	*	Celera Corp	31,237
805		Corporate Executive Board Co	16,712
353	*	Gen-Probe, Inc	15,172
7,023	*	Hewitt Associates, Inc (Class A)	209,145
14,939	*	Incyte Corp	49,149
8,839	*	Isis Pharmaceuticals, Inc	145,844
400	*	Maxygen, Inc	2,688
2,746	*	Navigant Consulting, Inc	35,478
39,692		Paychex, Inc	1,000,238
3,875	*	Regeneron Pharmaceuticals, Inc	69,440
235,382	*	Rentech, Inc	134,168
3,623	*	Savient Pharmaceuticals, Inc	50,215
19	*	Symyx Technologies, Inc	111
6,140	*	Tetra Tech, Inc	175,911
7,216	*	VCA Antech, Inc	192,667
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,554,860

FABRICATED METAL PRODUCTS - 0.93%
3,611		Aptargroup, Inc	121,943
18,882		Commercial Metals Co	302,678
837	*	Commercial Vehicle Group, Inc	1,205
7,107		Dynamic Materials Corp	137,023
2,918		Gulf Island Fabrication, Inc	46,192
104,067		Illinois Tool Works, Inc	3,885,862
1,400		Insteel Industries, Inc	11,536

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

5,525		Pentair, Inc	$141,551
4,517		Quanex Building Products Corp	50,681
3,025		Snap-On, Inc	86,939
16,361		Stanley Works	553,656
1,496		Valmont Industries, Inc	107,832
		TOTAL FABRICATED METAL PRODUCTS	5,447,098

FOOD AND KINDRED PRODUCTS - 4.07%
43,854		Campbell Soup Co	1,290,185
59,594		General Mills, Inc	3,338,456
46,375		H.J. Heinz Co	1,655,588
1,337	*	Hansen Natural Corp	41,206
24,095		Hershey Co	867,420
3,834		J.M. Smucker Co	186,562
68,542		Kellogg Co	3,192,001
186,617		Kraft Foods, Inc (Class A)	4,728,875
1,360		Lancaster Colony Corp	59,935
2,752		McCormick & Co, Inc	89,523
141,431		PepsiCo, Inc	7,773,048
221	*	Ralcorp Holdings, Inc	13,463
64,378		Sara Lee Corp	628,329
1,389		Tootsie Roll Industries, Inc	31,516
		TOTAL FOOD AND KINDRED PRODUCTS	23,896,107

FOOD STORES - 0.27%
315	*	Great Atlantic & Pacific Tea Co, Inc	1,339
22,870		Kroger Co	504,284
46,596		Safeway, Inc	949,160
6,940	*	Whole Foods Market, Inc	131,721
		TOTAL FOOD STORES	1,586,504

FORESTRY - 0.13%
24,946		Weyerhaeuser Co	759,107
		TOTAL FORESTRY	759,107

FURNITURE AND FIXTURES - 0.20%
1,540		Herman Miller, Inc	23,624
11,749		Hill-Rom Holdings, Inc	190,569
3,520		HNI Corp	63,571
3,856	*	Kinetic Concepts, Inc	105,076
15,783		Leggett & Platt, Inc	240,375
53,966		Masco Corp	516,994
1,069		Tempur-Pedic International, Inc	13,972
		TOTAL FURNITURE AND FIXTURES	1,154,181

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
23,888	*	Bed Bath & Beyond, Inc	734,556
22,747		Best Buy Co, Inc	761,798
3,890	*	GameStop Corp (Class A)	85,619
1,000	*	Pier 1 Imports, Inc	1,990
5,067		RadioShack Corp	70,735

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,505		Williams-Sonoma, Inc	$17,864
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,672,562

GENERAL BUILDING CONTRACTORS - 0.04%
100	*	Amrep Corp	1,103
121	*	Avatar Holdings, Inc	2,199
7,710		Centex Corp	65,227
7,815		Lennar Corp (Class A)	75,726
4,853	*	M/I Homes, Inc	47,511
15,493	*	Standard-Pacific Corp	31,451
		TOTAL GENERAL BUILDING CONTRACTORS	223,217

GENERAL MERCHANDISE STORES - 1.62%
69,839		Costco Wholesale Corp	3,191,642
23,125		JC Penney Co, Inc	663,919
16,000		Macy's, Inc	188,160
457	*	Retail Ventures, Inc	996
97,914		Target Corp	3,864,666
50,665		TJX Companies, Inc	1,593,921
		TOTAL GENERAL MERCHANDISE STORES	9,503,304

HEALTH SERVICES - 0.60%
1,661	*	Amsurg Corp	35,612
1,680	*	Corvel Corp	38,254
5,218	*	Edwards Lifesciences Corp	354,981
15,297	*	Five Star Quality Care, Inc	29,217
3,186	*	Healthways, Inc	42,852
16,867	*	Laboratory Corp of America Holdings	1,143,414
7,760	*	LCA-Vision, Inc	32,747
7,985	*	LifePoint Hospitals, Inc	209,606
36,489	*	Nektar Therapeutics	236,449
6,226	*	Nighthawk Radiology Holdings, Inc	23,036
24,379		Quest Diagnostics, Inc	1,375,706
		TOTAL HEALTH SERVICES	3,521,874

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
2,642	*	Comverge, Inc	31,968
6,178	*	LB Foster Co (Class A)	185,773
2,100	*	Matrix Service Co	24,108
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	241,849

HOLDING AND OTHER INVESTMENT OFFICES - 1.46%
68,550		Annaly Mortgage Management, Inc	1,037,847
17,100		Anworth Mortgage Asset Corp	123,291
31,019		Ashford Hospitality Trust, Inc	87,163
8,467		Boston Properties, Inc	403,876
9,218		Capstead Mortgage Corp	117,161
2,455		Cherokee, Inc	48,658
22,863		Duke Realty Corp	200,509
42,251		Equity Residential	939,240
153		FelCor Lodging Trust, Inc	376

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,190		First Industrial Realty Trust, Inc	$5,177
19,631		HCP, Inc	415,981
4,742		Health Care REIT, Inc	161,702
66,800		Hersha Hospitality Trust	165,664
863		Highwoods Properties, Inc	19,305
54,273		Host Marriott Corp	455,350
14,102		HRPT Properties Trust	57,254
23,687	*	iStar Financial, Inc	67,271
24,276		Kimco Realty Corp	243,974
2,485		Lexington Corporate Properties Trust	8,449
5,753		Liberty Property Trust	132,549
626		Macerich Co	11,024
4,785		MFA Mortgage Investments, Inc	33,112
2,190		Mid-America Apartment Communities, Inc	80,395
33,594		NorthStar Realty Finance Corp	95,071
1,000		Post Properties, Inc	13,440
23,499		Prologis	189,402
31,052		Public Storage, Inc	2,033,285
1,630		Regency Centers Corp	56,903
3,242		UDR, Inc	33,490
42,468		Virgin Media, Inc	397,076
14,205		Vornado Realty Trust	639,651
5,443		WABCO Holdings, Inc	96,341
15,111		Weingarten Realty Investors	219,261
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,589,248

HOTELS AND OTHER LODGING PLACES - 0.27%
15,730		Choice Hotels International, Inc	418,575
10,045	*	Gaylord Entertainment Co	127,672
18,705	*	Great Wolf Resorts, Inc	38,158
14,627	*	Lodgian, Inc	19,015
5,534		Marcus Corp	58,218
32,942		Marriott International, Inc (Class A)	727,033
9,171		Starwood Hotels & Resorts Worldwide, Inc	203,596
		TOTAL HOTELS AND OTHER LODGING PLACES	1,592,267

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.35%
7,890	*	AGCO Corp	229,362
118,844	*	Allis-Chalmers Energy, Inc	274,530
1,565		Ampco-Pittsburgh Corp	36,699
161,502		Applied Materials, Inc	1,771,677
1,445	*	Astec Industries, Inc	42,902
8,648	*	Axcelis Technologies, Inc	3,978
9,425		Black & Decker Corp	270,121
3,285		Briggs & Stratton Corp	43,822
757		Cascade Corp	11,908
59,355		Caterpillar, Inc	1,961,089
1,693	*	Columbus McKinnon Corp	21,416
19,995	*	Cray, Inc	157,561
27,608		Cummins, Inc	972,078
61,332		Deere & Co	2,450,213
212,551	*	Dell, Inc	2,918,324

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,640		Donaldson Co, Inc	$56,810
1,851	*	Dril-Quip, Inc	70,523
5,176	*	ENGlobal Corp	25,466
3,442	*	Entegris, Inc	9,362
10,690	*	Flotek Industries, Inc	21,701
12,954	*	FMC Technologies, Inc	486,811
400	*	Gardner Denver, Inc	10,068
10,035		Graco, Inc	220,971
219,770		Hewlett-Packard Co	8,494,110
15,553	*	Immersion Corp	76,832
12,464	*	Ingersoll-Rand plc	260,498
1,629	*	Intermec, Inc	21,014
108,549		International Business Machines Corp	11,334,686
2,132	*	Intevac, Inc	18,570
2,007		John Bean Technologies Corp	25,128
95,577		Johnson Controls, Inc	2,075,932
9,487	*	Lam Research Corp	246,662
6,104	*	Lexmark International, Inc (Class A)	96,748
1,117		Lufkin Industries, Inc	46,970
9,926		Manitowoc Co, Inc	52,211
3,855		Modine Manufacturing Co	18,504
10,272		Nordson Corp	397,116
2,572	*	Oil States International, Inc	62,268
7,276		Pall Corp	193,251
109,112	*	Quantum Corp	90,563
305		Sauer-Danfoss, Inc	1,870
62,823		Seagate Technology, Inc	657,129
4,004	*	Semitool, Inc	18,498
4,222	*	Sigma Designs, Inc	67,721
9,316	*	STEC, Inc	216,038
2,438	*	Tecumseh Products Co (Class A)	23,673
16,975		Tennant Co	312,170
840	*	Ultratech, Inc	10,340
10,925	*	Varian Medical Systems, Inc	383,905
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	37,269,799

INSTRUMENTS AND RELATED PRODUCTS - 5.28%
1,715	*	Affymetrix, Inc	10,170
34,451	*	Agilent Technologies, Inc	699,700
31,672		Allergan, Inc	1,506,954
377		Analogic Corp	13,930
85,309		Baxter International, Inc	4,517,965
9,346		Beckman Coulter, Inc	534,030
43,962		Becton Dickinson & Co	3,134,930
3,850	*	Bruker BioSciences Corp	35,651
7,400	*	Cardiac Science Corp	29,748
7,236	*	Cepheid, Inc	68,163
52,189		Danaher Corp	3,222,149
17,221		Dentsply International, Inc	525,585
116,610		Emerson Electric Co	3,778,164
8,838	*	Flir Systems, Inc	199,385
13,551		Garmin Ltd	322,785

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

11,338		Hillenbrand, Inc	$188,664
17,480	*	Hologic, Inc	248,740
4,082	*	Illumina, Inc	158,953
2,798	*	Intuitive Surgical, Inc	457,921
11,291	*	ION Geophysical Corp	29,018
350	*	Itron, Inc	19,275
3,346	*	Ixia	22,552
82	*	L-1 Identity Solutions, Inc	635
4,280	*	LTX-Credence Corp	2,012
137,595		Medtronic, Inc	4,800,690
5,368	*	Millipore Corp	376,887
2,280		Movado Group, Inc	24,031
606	*	OYO Geospace Corp	15,550
381	*	Resmed, Inc	15,518
6,700		Rockwell Automation, Inc	215,204
610	*	Rofin-Sinar Technologies, Inc	12,206
4,213		Roper Industries, Inc	190,891
36,965	*	St. Jude Medical, Inc	1,519,262
6,950		STERIS Corp	181,256
1,367		Techne Corp	87,228
35,025	*	Thermo Electron Corp	1,427,969
5,318	*	Trimble Navigation Ltd	104,392
11,676	*	Vivus, Inc	70,990
7,607	*	Waters Corp	391,532
106,042		Xerox Corp	687,152
27,615	*	Zimmer Holdings, Inc	1,176,399
800	*	Zygo Corp	3,728
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,027,964

INSURANCE AGENTS, BROKERS AND SERVICE - 0.39%
39,308		AON Corp	1,488,595
25,878	*	Crawford & Co (Class B)	124,214
50,191		Hartford Financial Services Group, Inc	595,767
11,873		National Financial Partners Corp	86,910
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,295,486

INSURANCE CARRIERS - 4.28%
58,608		Aetna, Inc	1,468,130
87,724		Aflac, Inc	2,727,339
72	*	Alleghany Corp	19,512
510		American Physicians Capital, Inc	19,972
2,918	*	Arch Capital Group Ltd	170,936
20,264		Aspen Insurance Holdings Ltd	452,698
13,751		Assurant, Inc	331,262
3,844	*	Catalyst Health Solutions, Inc	95,869
4,865	*	Centene Corp	97,203
76,524		Chubb Corp	3,051,777
60,380		Cincinnati Financial Corp	1,349,493
7,730		Endurance Specialty Holdings Ltd	226,489
4,475		Erie Indemnity Co (Class A)	160,026
60,661		Genworth Financial, Inc (Class A)	424,020
3,915		Hanover Insurance Group, Inc	149,201

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,707	*	Humana, Inc	$571,228
52,139		Lincoln National Corp	897,312
802	*	Markel Corp	225,923
4,448	*	Molina Healthcare, Inc	106,396
19,700		Montpelier Re Holdings Ltd	261,813
1,407		Odyssey Re Holdings Corp	56,252
28,452		Phoenix Cos, Inc	47,515
8,655		Platinum Underwriters Holdings Ltd	247,446
3,089		PMI Group, Inc	6,116
47,445		Principal Financial Group	893,864
116,471		Progressive Corp	1,759,877
5,385		Protective Life Corp	61,604
3,750		Radian Group, Inc	10,200
381		Stancorp Financial Group, Inc	10,927
96,399		Travelers Cos, Inc	3,956,215
32,039		UnumProvident Corp	508,139
18,417		W.R. Berkley Corp	395,413
80,730	*	WellPoint, Inc	4,108,350
20,989		XL Capital Ltd (Class A)	240,534
		TOTAL INSURANCE CARRIERS	25,109,051

LEATHER AND LEATHER PRODUCTS - 0.13%
26,312		Coach, Inc	707,266
2,309		Weyco Group, Inc	53,315
		TOTAL LEATHER AND LEATHER PRODUCTS	760,581

LEGAL SERVICES - 0.02%
2,433	*	FTI Consulting, Inc	123,402
		TOTAL LEGAL SERVICES	123,402

LUMBER AND WOOD PRODUCTS - 0.00%**
6,717	*	Champion Enterprises, Inc	2,149
300		Skyline Corp	6,525
		TOTAL LUMBER AND WOOD PRODUCTS	8,674

METAL MINING - 0.17%
2,358	*	Rosetta Resources, Inc	20,633
23,189		Royal Gold, Inc	966,981
6,100	*	Stillwater Mining Co	34,831
		TOTAL METAL MINING	1,022,445

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
7,877		Armstrong World Industries, Inc	129,892
3,340		Callaway Golf Co	16,934
1,145		Daktronics, Inc	8,817
77,300		Mattel, Inc	1,240,664
390	*	Nautilus, Inc	441
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,396,748

MISCELLANEOUS RETAIL - 2.23%
32,113	*	Amazon.com, Inc	2,686,574

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

658	*	Coldwater Creek, Inc	$3,987
148,676		CVS Corp	4,738,304
1,162	*	Dollar Tree, Inc	48,920
5,064	*	GSI Commerce, Inc	72,162
19,473	*	Hibbett Sports, Inc	350,514
4,592	*	HSN, Inc	48,537
315		Nutri/System, Inc	4,568
12,229	*	Office Depot, Inc	55,764
930	*	Overstock.com, Inc	11,123
5,113		Petsmart, Inc	109,725
1,714	*	Priceline.com, Inc	191,197
66,161		Staples, Inc	1,334,467
6,747		Tiffany & Co	171,104
111,669		Walgreen Co	3,283,069
		TOTAL MISCELLANEOUS RETAIL	13,110,015

MOTION PICTURES - 0.15%
1,457	*	Avid Technology, Inc	19,538
13,567	*	Discovery Communications, Inc (Class A)	305,937
9,208	*	Discovery Communications, Inc (Class C)	189,040
7,849	*	DreamWorks Animation SKG, Inc (Class A)	216,554
3,481		Regal Entertainment Group (Class A)	46,262
7,584	*	tw telecom inc (Class A)	77,888
		TOTAL MOTION PICTURES	855,219

NONDEPOSITORY INSTITUTIONS - 1.02%
145,163		American Express Co	3,373,589
17,309	*	AmeriCredit Corp	234,537
55,880		Capital One Financial Corp	1,222,654
28,896		CapitalSource, Inc	141,012
44,890		CIT Group, Inc	96,514
46,422		Discover Financial Services	476,754
14,580		Federal Agricultural Mortgage Corp (Class C)	70,421
29,486	*	Guaranty Financial Group, Inc	5,602
35,105		Medallion Financial Corp	268,553
26,217	*	NewStar Financial, Inc	50,074
1,600	*	PHH Corp	29,088
1,293	*	World Acceptance Corp	25,744
		TOTAL NONDEPOSITORY INSTITUTIONS	5,994,542

NONMETALLIC MINERALS, EXCEPT FUELS - 0.21%
19,273		AMCOL International Corp	415,911
920		Compass Minerals International, Inc	50,517
17,773		Vulcan Materials Co	766,017
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,232,445

OIL AND GAS EXTRACTION - 6.56%
55,584		Apache Corp	4,010,385
7,741		Atlas America, Inc	138,332
6,616	*	ATP Oil & Gas Corp	46,047
580	*	Atwood Oceanics, Inc	14,448
7,854		Berry Petroleum Co (Class A)	146,006

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

23,650	*	Boots & Coots, Inc	$32,874
3,340	*	Bronco Drilling Co, Inc	14,295
15,500		Cabot Oil & Gas Corp	474,920
35,667	*	Callon Petroleum Co	70,621
17,645	*	Cameron International Corp	499,354
837	*	Carrizo Oil & Gas, Inc	14,355
100,246		Chesapeake Energy Corp	1,987,878
14,611		Cimarex Energy Co	414,076
8,189	*	Complete Production Services, Inc	52,082
6,324	*	Contango Oil & Gas Co	268,707
1,100	*	Continental Resources, Inc	30,525
500	*	Dawson Geophysical Co	14,925
66,369	*	Denbury Resources, Inc	977,615
71,452		Devon Energy Corp	3,894,134
25,850		Diamond Offshore Drilling, Inc	2,146,843
6,970	*	Encore Acquisition Co	215,025
27,605		ENSCO International, Inc	962,586
40,561		EOG Resources, Inc	2,754,903
52,854		Equitable Resources, Inc	1,845,133
4,570	*	EXCO Resources, Inc	59,044
1,383	*	Exterran Holdings, Inc	22,183
5,930	*	Geokinetics, Inc	80,945
8,200	*	Geomet, Inc	9,020
24,632	*	Global Industries Ltd	139,417
2,553	*	GMX Resources, Inc	27,164
8,531	*	Goodrich Petroleum Corp	209,777
23,633		Helmerich & Payne, Inc	729,551
3,600	*	Hercules Offshore, Inc	14,292
50,009	*	Meridian Resource Corp	17,503
20,923	*	Nabors Industries Ltd	325,980
79,671	*	National Oilwell Varco, Inc	2,602,055
15,676	*	Newfield Exploration Co	512,135
40,920		Noble Energy, Inc	2,413,052
1,457	*	Oceaneering International, Inc	65,856
3,912	*	Parallel Petroleum Corp	7,589
21,861	*	Parker Drilling Co	94,877
39,590	*	PetroHawk Energy Corp	882,857
5,699	*	Petroleum Development Corp	89,417
8,683	*	Petroquest Energy, Inc	32,040
13,000	*	Pioneer Drilling Co	62,270
24,123		Pioneer Natural Resources Co	615,137
27,278	*	Pride International, Inc	683,587
19,410	*	Quicksilver Resources, Inc	180,319
12,994		Range Resources Corp	538,082
4,932	*	Rex Energy Corp	28,112
2,430		RPC, Inc	20,291
24,067		Smith International, Inc	619,725
20,118	*	Southwestern Energy Co	781,584
13,156		St. Mary Land & Exploration Co	274,566
3,305	*	Stone Energy Corp	24,523
46,321	*	Sulphco, Inc	42,615
9,793	*	Swift Energy Co	163,053

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

13,980	*	Ultra Petroleum Corp	$545,220
6,313	*	Unit Corp	174,049
12,073	*	Venoco, Inc	92,600
10,198		W&T Offshore, Inc	99,329
7,741	*	Whiting Petroleum Corp	272,174
102,470		XTO Energy, Inc	3,908,205
		TOTAL OIL AND GAS EXTRACTION	38,486,264

PAPER AND ALLIED PRODUCTS - 0.91%
13,679		Bemis Co	344,711
6,951	*	Buckeye Technologies, Inc	31,210
1,841	*	Domtar Corporation	30,524
2,230		Glatfelter	19,847
32,340		International Paper Co	489,304
58,947		Kimberly-Clark Corp	3,090,590
41,921		MeadWestvaco Corp	687,924
2,117		Rock-Tenn Co (Class A)	80,785
18,524		Sonoco Products Co	443,650
9,950		Temple-Inland, Inc	130,544
1,674		Wausau Paper Corp	11,249
		TOTAL PAPER AND ALLIED PRODUCTS	5,360,338

PERSONAL SERVICES - 0.03%
5,300		Regis Corp	92,272
1,350		Unifirst Corp	50,180
1,105		Weight Watchers International, Inc	28,476
		TOTAL PERSONAL SERVICES	170,928

PETROLEUM AND COAL PRODUCTS - 1.40%
2,550		Ashland, Inc	71,528
65,830		Hess Corp	3,538,363
130,060		Marathon Oil Corp	3,918,707
30,926		Sunoco, Inc	717,483
		TOTAL PETROLEUM AND COAL PRODUCTS	8,246,081

PIPELINES, EXCEPT NATURAL GAS - 0.56%
193,923		Spectra Energy Corp	3,281,177
		TOTAL PIPELINES, EXCEPT NATURAL GAS	3,281,177

PRIMARY METAL INDUSTRIES - 1.45%
104,622		Alcoa, Inc	1,080,745
4,582		Allegheny Technologies, Inc	160,049
136,214		Corning, Inc	2,187,597
457		Encore Wire Corp	9,757
7,633		Gibraltar Industries, Inc	52,439
7,790		Hubbell, Inc (Class B)	249,747
52,400	*	Metalico, Inc	244,184
56,998		Nucor Corp	2,532,421
4,390		Olympic Steel, Inc	107,423
33,360		Steel Dynamics, Inc	491,393
11,210		Tredegar Corp	149,317

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

20,139		United States Steel Corp	$719,768
41,206		Worthington Industries, Inc	527,025
		TOTAL PRIMARY METAL INDUSTRIES	8,511,865

PRINTING AND PUBLISHING - 0.43%
761	*	ACCO Brands Corp	2,146
11,146		Dun & Bradstreet Corp	905,167
4,693		EW Scripps Co (Class A)	9,808
4,867		Harte-Hanks, Inc	45,020
1,520		John Wiley & Sons, Inc (Class A)	50,540
37,527		Journal Communications, Inc (Class A)	39,403
1,890		Lee Enterprises, Inc	1,002
4,910		Meredith Corp	125,451
28,235		New York Times Co (Class A)	155,575
12,660		R.R. Donnelley & Sons Co	147,109
13,835		Standard Register Co	45,102
2,827		Washington Post Co (Class B)	995,612
		TOTAL PRINTING AND PUBLISHING	2,521,935

RAILROAD TRANSPORTATION - 1.01%
15,100		Burlington Northern Santa Fe Corp	1,110,454
57,285		CSX Corp	1,983,780
533	*	Genesee & Wyoming, Inc (Class A)	14,130
10,587	*	Kansas City Southern Industries, Inc	170,557
70,666		Norfolk Southern Corp	2,661,987
		TOTAL RAILROAD TRANSPORTATION	5,940,908

REAL ESTATE - 0.03%
8,458	*	CB Richard Ellis Group, Inc (Class A)	79,166
1,693		Forest City Enterprises, Inc (Class A)	11,174
4,316	*	Forestar Real Estate Group, Inc	51,274
229		Jones Lang LaSalle, Inc	7,495
7,397		Stewart Enterprises, Inc (Class A)	35,654
		TOTAL REAL ESTATE	184,763

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
190	*	Deckers Outdoor Corp	13,351
8,878		Sealed Air Corp	163,799
1,937		Spartech Corp	17,801
3,250		Tupperware Corp	84,565
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	279,516

SECURITY AND COMMODITY BROKERS - 2.83%
14,932		Ameriprise Financial, Inc	362,400
13,120		BlackRock, Inc	2,301,510
14,886		Broadridge Financial Solutions, Inc	246,810
153,576		Charles Schwab Corp	2,693,723
8,361		CME Group, Inc	2,601,191
7,612		Duff & Phelps Corp	135,341
5,278		Eaton Vance Corp	141,187
7,070		Evercore Partners, Inc (Class A)	138,855

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

6,916		Federated Investors, Inc (Class B)	$166,606
36,847		Franklin Resources, Inc	2,653,352
9,351	*	IntercontinentalExchange, Inc	1,068,258
55,473		Invesco Ltd	988,529
153	*	Investment Technology Group, Inc	3,120
12,311		Legg Mason, Inc	300,142
10,870	*	Nasdaq Stock Market, Inc	231,640
32,868		NYSE Euronext	895,653
15,369		SEI Investments Co	277,257
33,139		T Rowe Price Group, Inc	1,380,902
5,097		US Global Investors, Inc (Class A)	47,198
		TOTAL SECURITY AND COMMODITY BROKERS	16,633,674

SOCIAL SERVICES - 0.01%
9,200	*	Capital Senior Living Corp	41,860
		TOTAL SOCIAL SERVICES	41,860

SPECIAL TRADE CONTRACTORS - 0.06%
1,500		Chemed Corp	59,220
1,785	*	Layne Christensen Co	36,503
10,466	*	Quanta Services, Inc	242,079
		TOTAL SPECIAL TRADE CONTRACTORS	337,802

STONE, CLAY, AND GLASS PRODUCTS - 0.92%
84,529		3M Co	5,080,193
241		Apogee Enterprises, Inc	2,964
980	*	Cabot Microelectronics Corp	27,724
3,526		CARBO Ceramics, Inc	120,589
9,576		Gentex Corp	111,082
4,200	*	Owens Corning, Inc	53,676
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	5,396,228

TEXTILE MILL PRODUCTS - 0.00%**
1,400		Oxford Industries, Inc	16,310
		TOTAL TEXTILE MILL PRODUCTS	16,310

TRANSPORTATION BY AIR - 0.75%
74,916	*	Airtran Holdings, Inc	463,730
13,648	*	Continental Airlines, Inc (Class B)	120,921
41,100	*	Delta Air Lines, Inc	237,969
10,270	*	ExpressJet Holdings, Inc	14,173
45,121		FedEx Corp	2,509,630
71,926	*	JetBlue Airways Corp	307,124
800	*	PHI, Inc	13,712
4,790		Skywest, Inc	48,858
105,034		Southwest Airlines Co	706,879
		TOTAL TRANSPORTATION BY AIR	4,422,996

TRANSPORTATION EQUIPMENT - 1.18%
22,105		American Axle & Manufacturing Holdings, Inc	76,041
12,937		ArvinMeritor, Inc	56,793

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

381	*	ATC Technology Corp	$5,525
35,792	*	BE Aerospace, Inc	513,973
429		Federal Signal Corp	3,282
297,630	*	Ford Motor Co	1,806,613
1,482	*	Fuel Systems Solutions, Inc	29,922
41,748		Genuine Parts Co	1,401,063
30,103		Harley-Davidson, Inc	487,970
16,524		Harsco Corp	467,629
34,666		Paccar, Inc	1,126,992
27,835	*	Spirit Aerosystems Holdings, Inc (Class A)	382,453
7,881		Superior Industries International, Inc	111,122
23,429	*	Tenneco, Inc	248,347
7,033		Westinghouse Air Brake Technologies Corp	226,252
		TOTAL TRANSPORTATION EQUIPMENT	6,943,977

TRANSPORTATION SERVICES - 0.06%
3,663		CH Robinson Worldwide, Inc	191,026
3,826		Expeditors International Washington, Inc	127,559
4,592	*	Interval Leisure Group, Inc	42,797
10,076	*	Orbitz Worldwide, Inc	19,144
		TOTAL TRANSPORTATION SERVICES	380,526

TRUCKING AND WAREHOUSING - 0.75%
87,995		United Parcel Service, Inc (Class B)	4,398,870
		TOTAL TRUCKING AND WAREHOUSING	4,398,870

WATER TRANSPORTATION - 0.07%
2,390		Alexander & Baldwin, Inc	56,022
9,049	*	Gulfmark Offshore, Inc	249,752
5,913	*	Hornbeck Offshore Services, Inc	126,479
		TOTAL WATER TRANSPORTATION	432,253

WHOLESALE TRADE-DURABLE GOODS - 0.60%
25,354		Agilysys, Inc	118,657
16,600		Barnes Group, Inc	197,374
8,940		BorgWarner, Inc	305,301
8,335		Castle (A.M.) & Co	100,687
8,120	*	Chindex International, Inc	100,444
1,841	*	MWI Veterinary Supply, Inc	64,177
890		Owens & Minor, Inc	39,000
13,197	*	Patterson Cos, Inc	286,375
21,564		Reliance Steel & Aluminum Co	827,842
153	*	Tech Data Corp	5,005
3,750	*	Tyler Technologies, Inc	58,575
16,578		W.W. Grainger, Inc	1,357,406
2,443	*	WESCO International, Inc	61,173
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,522,016

WHOLESALE TRADE-NONDURABLE GOODS - 0.56%
681		Airgas, Inc	27,601
6,350	*	Akorn, Inc	7,620

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,761		Allscripts Healthcare Solutions, Inc	$138,949
413	*	Clearwater Paper Corp	10,445
1,522	*	Dean Foods Co	29,207
13,375	*	Endo Pharmaceuticals Holdings, Inc	239,680
2,457	*	Henry Schein, Inc	117,813
300		Men's Wearhouse, Inc	5,754
1,817		Nash Finch Co	49,168
2,716		Spartan Stores, Inc	33,706
117,874		Sysco Corp	2,649,808
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,309,751

		TOTAL COMMON STOCKS	582,860,580
		(Cost $720,515,650)

		TOTAL INVESTMENTS - 99.27%	582,860,580
		(Cost $720,515,650)
		OTHER ASSETS AND LIABILITIES, NET - 0.73%	4,259,585
		NET ASSETS - 100.00%	587,120,165

		The following abbreviations are used in portfolio descriptions:
		plc - Public Limited Company

	*	Non-income producing.
	**	Percentage represents less than 0.01%

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.82%

FORESTRY - 1.95%
171,500		Rayonier, Inc	$6,234,025
		TOTAL FORESTRY	6,234,025

HOLDING AND OTHER INVESTMENT OFFICES - 96.71%
65,500		Acadia Realty Trust	854,775
4,200		Alexander's, Inc	1,132,320
110,500		Alexandria Real Estate Equities, Inc	3,954,795
345,000		AMB Property Corp	6,489,450
195,000		American Campus Communities, Inc	4,325,100
30,000		Associated Estates Realty Corp	178,800
168,000		AvalonBay Communities, Inc	9,397,920
113,000		BioMed Realty Trust, Inc	1,155,990
320,147		Boston Properties, Inc	15,271,012
132,000		BRE Properties, Inc (Class A)	3,136,320
98,240		Camden Property Trust	2,711,424
200,000		CBL & Associates Properties, Inc	1,078,000
80,000		Cedar Shopping Centers, Inc	361,600
55,000		Colonial Properties Trust	407,000
125,000		Corporate Office Properties Trust	3,666,250
1,500		Cousins Properties, Inc	12,750
360,000		DCT Industrial Trust, Inc	1,468,800
275,315		Developers Diversified Realty Corp	1,343,537
210,000		DiamondRock Hospitality Co	1,314,600
143,100		Digital Realty Trust, Inc	5,130,135
205,000		Douglas Emmett, Inc	1,842,950
111,000		EastGroup Properties, Inc	3,665,220
67,000		Entertainment Properties Trust	1,380,200
68,000		Equity Lifestyle Properties, Inc	2,528,240
390,000		Equity Residential	8,669,700
64,000		Essex Property Trust, Inc	3,982,720
170,000		Extra Space Storage, Inc	1,419,500
185,000		Federal Realty Investment Trust	9,531,200
120,000		FelCor Lodging Trust, Inc	295,200
96,000		Franklin Street Properties Corp	1,272,000
123,500		Gramercy Capital Corp	198,835
140,000	*,g,m	GSC Capital Corp	0
524,000		HCP, Inc	11,103,560
189,986		Health Care REIT, Inc	6,478,523
127,000		Healthcare Realty Trust, Inc	2,137,410
111,000		Highwoods Properties, Inc	2,483,070
62,000		Home Properties, Inc	2,114,200
190,000		Hospitality Properties Trust	2,259,100
1,200,000		Host Marriott Corp	10,068,000
28,000		Inland Real Estate Corp	196,000

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

74,000		Investors Real Estate Trust	$657,860
160,000		iShares Cohen & Steers Realty Majors Index Fund	5,750,400
300,000		iShares Dow Jones US Real Estate Index Fund	9,702,000
65,000		Kilroy Realty Corp	1,335,100
800,000		Kimco Realty Corp	8,040,000
105,000		LaSalle Hotel Properties	1,295,700
164,000		Liberty Property Trust	3,778,560
180,797		Macerich Co	3,183,835
72,000		Mack-Cali Realty Corp	1,641,600
47,000		Mid-America Apartment Communities, Inc	1,725,370
473,180		Mission West Properties, Inc	3,231,819
143,271		National Retail Properties, Inc	2,485,752
218,000		Nationwide Health Properties, Inc	5,611,320
130,000		Omega Healthcare Investors, Inc	2,017,600
340,000		Plum Creek Timber Co, Inc	10,125,200
210,000		Post Properties, Inc	2,822,400
70,000		Potlatch Corp	1,700,300
699,562		Prologis	5,638,470
250,000		Public Storage, Inc	16,370,000
200,000		Realty Income Corp	4,384,000
180,000		Regency Centers Corp	6,283,800
10,000		Saul Centers, Inc	295,700
255,000		Senior Housing Properties Trust	4,161,600
624,967		Simon Property Group, Inc	32,142,052
166,688		SL Green Realty Corp	3,823,823
20,000		Sovran Self Storage, Inc	492,000
95,000		Sunstone Hotel Investors, Inc	508,250
60,000		Tanger Factory Outlet Centers, Inc	1,945,800
25,000		Taubman Centers, Inc	671,500
340,000		UDR, Inc	3,512,200
100,000		U-Store-It Trust	490,000
319,972		Ventas, Inc	9,554,364
403,840		Vornado Realty Trust	18,184,915
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	308,579,496

NONDEPOSITORY INSTITUTIONS - 0.00%
211,200	*,g,m	People's Choice Financial Corp	0
		TOTAL NONDEPOSITORY INSTITUTIONS	0

REAL ESTATE - 0.16%
322,000		Thomas Properties Group, Inc	505,540
		TOTAL REAL ESTATE	505,540

		TOTAL COMMON STOCKS	315,319,061
		(Cost $517,379,144)

		TOTAL INVESTMENTS - 98.82%	315,319,061
		(Cost $517,379,144)
		OTHER ASSETS AND LIABILITIES, NET - 1.18%	3,772,567
		NET ASSETS - 100.00%	$319,091,628

TIAA-CREF FUNDS - Real Estate Securities Fund

*	Non-income producing.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At June 30, 2009 the value of these securities amounted to $0 or 0.00% of net assets.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF Funds – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE
TIAA-CREF FUNDS - 100.04%(a)
18,888,662	TIAA-CREF Bond Plus Fund	$177,553,424
5,789,643	TIAA-CREF Enhanced International Equity Index Fund	32,885,173
7,025,979	TIAA-CREF Enhanced Large-Cap Growth Index Fund	47,917,179
7,307,299	TIAA-CREF Enhanced Large-Cap Value Index Fund	44,063,012
3,848,631	TIAA-CREF Growth & Income Fund	26,016,747
4,790,994	TIAA-CREF International Equity Fund	32,482,943
4,254,956	TIAA-CREF Large-Cap Growth Fund	31,784,524
3,158,667	TIAA-CREF Large-Cap Value Fund	29,312,426
200,770	TIAA-CREF Mid-Cap Growth Fund	2,375,113
189,849	TIAA-CREF Mid-Cap Value Fund	2,190,855
1,654,269	TIAA-CREF Small-Cap Equity Fund	15,285,446
	TOTAL TIAA-CREF FUNDS	441,866,842
	(Cost $509,545,831)

	TOTAL INVESTMENTS - 100.04%	441,866,842
	(Cost $509,545,831)
	OTHER ASSETS & LIABILITIES, NET - (0.04)%	(168,235)
	NET ASSETS - 100.00%	$441,698,607

(a) The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 89.64%

CORPORATE BONDS - 26.75%

AMUSEMENT AND RECREATION SERVICES - 0.19%
$ 500,000	g	Speedway Motorsports, Inc	8.750%	06/01/16	Ba1	$506,250
1,480,000		Walt Disney Co	5.700	07/15/11	A2	1,583,449
178,357		Walt Disney Co	6.380	03/01/12	A2	195,877
1,500,000		Walt Disney Co	4.500	12/15/13	A2	1,563,690
		TOTAL AMUSEMENT AND RECREATION SERVICES				3,849,266

APPAREL AND ACCESSORY STORES - 0.03%
625,000		Nordstrom, Inc	6.750	06/01/14	Baa2	649,695
		TOTAL APPAREL AND ACCESSORY STORES				649,695

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
500,000		Home Depot, Inc	5.250	12/16/13	Baa1	513,724
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,434,240
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				1,947,964

BUSINESS SERVICES - 0.39%
670,000		Daimler Finance North America LLC	5.880	03/15/11	A3	681,138
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,377,532
178,357		Daimler Finance North America LLC	7.300	01/15/12	A3	184,697
3,275,000		Microsoft Corp	2.950	06/01/14	Aaa	3,251,240
1,800,000		Oracle Corp	3.750	07/08/14	A2	1,800,000
675,000		WPP Finance UK	8.000	09/15/14	Baa2	685,481
		TOTAL BUSINESS SERVICES				7,980,088

CHEMICALS AND ALLIED PRODUCTS - 1.25%
370,000		Abbott Laboratories	5.600	05/15/11	A1	395,305
985,000		Abbott Laboratories	5.130	04/01/19	A1	1,014,186
1,000,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	1,014,713
600,000		Amgen, Inc	5.850	06/01/17	A3	636,665
500,000		Bristol-Myers Squibb Co	6.130	05/01/38	A2	540,301
345,000		Clorox Co	5.450	10/15/12	Baa2	365,325
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	189,301
740,000		Ecolab, Inc	6.880	02/01/11	A2	789,830
1,105,000		EI Du Pont de Nemours & Co	4.130	03/06/13	A2	1,133,961
2,000,000		Eli Lilly & Co	3.550	03/06/12	A1	2,071,962
500,000		Eli Lilly & Co	5.950	11/15/37	A1	524,406
1,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	1,853,607
720,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	782,952
900,000		Johnson & Johnson	5.850	07/15/38	Aaa	964,537
2,515,000		Novartis Capital Corp	4.130	02/10/14	Aa2	2,588,865
1,200,000		Novartis Securities Investment Ltd	5.130	02/10/19	Aa2	1,227,703
2,150,000		Pfizer, Inc	4.450	03/15/12	Aa2	2,255,864
1,500,000		Pfizer, Inc	6.200	03/15/19	Aa2	1,640,436

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,200,000		Praxair, Inc	5.250%	11/15/14	A2	$1,275,676
2,300,000		Procter & Gamble Co	4.600	01/15/14	Aa3	2,418,869
960,000		Procter & Gamble Co	5.550	03/05/37	Aa3	972,180
705,000		Schering-Plough Corp	6.550	09/15/37	Baa1	756,030
178,357		Wyeth	6.950	03/15/11	A3	193,105
		TOTAL CHEMICALS AND ALLIED PRODUCTS				25,605,779

COMMUNICATIONS - 2.85%
390,000		America Movil SAB de C.V.	6.130	11/15/37	A3	356,558
1,900,000		AT&T Corp	7.300	11/15/11	A2	2,083,624
850,000		AT&T, Inc	6.700	11/15/13	A2	933,490
940,000		AT&T, Inc	6.150	09/15/34	A2	892,364
1,525,000		AT&T, Inc	6.500	09/01/37	A2	1,512,568
1,700,000		AT&T, Inc	6.550	02/15/39	A2	1,696,977
1,875,000		BellSouth Corp	5.200	09/15/14	A2	1,951,944
180,000		BellSouth Corp	6.880	10/15/31	A2	185,432
178,357		British Telecommunications plc	9.130	12/15/10	Baa2	189,428
178,357		CBS Corp	6.630	05/15/11	Baa3	180,547
175,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa1	199,500
330,000		Comcast Corp	5.650	06/15/35	Baa1	302,239
270,000		Comcast Corp	6.500	11/15/35	Baa1	272,941
1,400,000		Comcast Corp	6.550	07/01/39	Baa1	1,397,607
950,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	1,112,193
833,357		France Telecom S.A.	7.750	03/01/11	A3	901,302
850,000	h	France Telecom S.A.	5.380	07/08/19	A3	856,146
1,330,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	1,434,358
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	450,960
700,000	g	Qtel International Finance Ltd	7.880	06/10/19	A1	712,164
750,000		Rogers Communications, Inc	6.800	08/15/18	Baa2	804,020
90,000		Sprint Capital Corp	8.380	03/15/12	Ba2	88,650
1,000,000		Sprint Capital Corp	8.750	03/15/32	Ba2	805,000
365,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	298,388
1,025,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	1,036,558
550,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	526,525
1,000,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	1,011,656
1,900,000		Telecom Italia Capital S.A.	7.180	06/18/19	Baa2	1,926,021
1,075,000	h	Telefonica Emisiones SAU	5.880	07/15/19	Baa1	1,108,317
1,000,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	Baa3	1,088,750
1,475,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	1,554,125
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,296,782
1,100,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	1,145,726
1,500,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	1,747,413
2,075,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	2,354,330
1,250,000		Verizon Communications, Inc	4.350	02/15/13	A3	1,276,829
645,000		Verizon Communications, Inc	8.750	11/01/18	A3	763,989
1,200,000		Verizon Communications, Inc	6.350	04/01/19	A3	1,248,349
650,000		Verizon Communications, Inc	6.400	02/15/38	A3	636,344
1,475,000		Verizon Communications, Inc	8.950	03/01/39	A3	1,862,657
670,000		Verizon New England, Inc	4.750	10/01/13	Baa2	664,685
1,120,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,174,062
178,357		Verizon New York, Inc	6.880	04/01/12	Baa3	189,028
500,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	501,096

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 3,275,000	g	Verizon Wireless Capital LLC	3.750%	05/20/11	A2	$3,342,048
2,350,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	2,494,825
3,425,000	g	Verizon Wireless Capital LLC	8.500	11/15/18	A2	4,093,193
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,832,534
350,000		Viacom, Inc	6.130	10/05/17	Baa3	340,139
675,000		Vodafone Group plc	4.150	06/10/14	Baa1	664,409
900,000		Vodafone Group plc	5.380	01/30/15	Baa1	918,029
850,000		Vodafone Group plc	5.450	06/10/19	Baa1	835,848
		TOTAL COMMUNICATIONS				58,252,667

DEPOSITORY INSTITUTIONS - 6.55%
1,010,000		Asian Development Bank/Pasig	4.130	09/15/10	Aaa	1,042,140
6,600,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	6,492,882
178,357		Bank of America Corp	7.400	01/15/11	A3	183,097
500,000		Bank of America Corp	6.250	04/15/12	A2	513,715
5,000,000		Bank of America Corp	2.380	06/22/12	Aaa	5,050,010
1,075,000		Bank of America Corp	7.380	05/15/14	A2	1,110,492
1,700,000		Bank of America Corp	6.000	09/01/17	A2	1,545,647
1,750,000		Bank of America Corp	5.750	12/01/17	A2	1,558,249
1,700,000		Bank of America Corp	7.630	06/01/19	A2	1,707,584
2,275,000		Bank of America NA	5.300	03/15/17	A1	1,930,217
1,275,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	1,295,556
875,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	898,282
178,357		Bank One Corp	5.900	11/15/11	A1	186,791
2,225,000		Bank One Corp	5.250	01/30/13	A1	2,245,032
350,000	i	BB&T Capital Trust IV	6.820	06/12/57	A2	250,332
1,900,000		Capital One Bank USA NA	8.800	07/15/19	A3	1,941,086
750,000		Citigroup, Inc	5.100	09/29/11	A3	734,440
178,357		Citigroup, Inc	6.000	02/21/12	A3	176,345
12,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	12,052,679
1,125,000		Citigroup, Inc	5.300	10/17/12	A3	1,085,128
2,570,000		Citigroup, Inc	5.130	05/05/14	A3	2,339,589
3,400,000		Citigroup, Inc	8.500	05/22/19	A3	3,458,613
1,700,000		Citigroup, Inc	6.880	03/05/38	A3	1,501,382
137,522	i	Countrywide Home Equity Loan Trust	0.540	02/15/29	B3	53,352
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,320,673
2,150,000		Credit Suisse	5.500	05/01/14	Aa1	2,233,721
15,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	9,932,431
800,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	821,178
270,000		Golden West Financial Corp	4.750	10/01/12	A1	273,531
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A3	232,053
900,000		HSBC Holdings plc	6.500	09/15/37	A1	870,582
670,000	i	ING Groep NV	5.780	12/30/49	A3	391,950
370,000		JPMorgan Chase & Co	7.880	06/15/10	A1	385,434
11,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	11,378,971
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	257,007
3,000,000		JPMorgan Chase & Co	2.130	12/26/12	Aaa	2,984,826
350,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	347,692
2,525,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	2,539,706
2,250,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	2,255,672
4,000,000		KeyBank NA	3.200	06/15/12	Aaa	4,135,072
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	1,655,837

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 500,000	i	Manufacturers & Traders Trust Co	5.630%	12/01/21	A3	$377,347
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	393,059
370,000		National Westminster Bank plc	7.380	10/01/09	Baa3	365,965
3,000,000		New York Community Bank	3.000	12/16/11	Aaa	3,083,631
2,800,000		Northern Trust Corp	4.630	05/01/14	A1	2,877,302
1,260,000	g,i	Rabobank Nederland NV	11.000	12/30/49	Aa2	1,401,750
2,000,000		Regions Bank	3.250	12/09/11	Aaa	2,075,132
1,400,000	g	Shinhan Bank	6.000	06/29/12	A2	1,393,886
2,000,000		Sovereign Bank	2.750	01/17/12	Aaa	2,026,710
7,000,000		State Street Corp	2.150	04/30/12	Aaa	7,031,674
1,400,000		State Street Corp	4.300	05/30/14	A1	1,384,099
1,825,000	g	Svenska Handelsbanken AB	4.880	06/10/14	Aa1	1,806,611
1,010,000		Union Bank of California NA	5.950	05/11/16	A3	934,348
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa3	1,259,977
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,764,274
1,800,000		Wachovia Corp	5.300	10/15/11	A1	1,875,775
2,530,000		Wells Fargo & Co	5.300	08/26/11	A1	2,675,247
4,000,000		Wells Fargo & Co	2.130	06/15/12	Aaa	4,011,716
4,900,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	4,646,361
		TOTAL DEPOSITORY INSTITUTIONS				133,753,840

ELECTRIC, GAS, AND SANITARY SERVICES - 2.15%
1,370,000		Alabama Power Co	5.800	11/15/13	A2	1,484,292
1,175,000		Atmos Energy Corp	8.500	03/15/19	Baa2	1,372,219
2,300,000		Carolina Power & Light Co	5.300	01/15/19	A2	2,401,183
330,000		Carolina Power & Light Co	5.700	04/01/35	A2	327,195
500,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	539,765
270,000		CenterPoint Energy Resources Corp	7.880	04/01/13	Baa3	288,000
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	752,399
600,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	575,613
625,000		Connecticut Light & Power Co	5.500	02/01/19	A3	652,331
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	1,002,025
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	337,695
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	500,937
1,400,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	1,669,557
1,750,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	1,881,565
2,400,000		Duke Energy Corp	6.300	02/01/14	Baa2	2,591,133
1,175,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	1,341,783
550,000		Florida Power & Light Co	4.850	02/01/13	Aa3	571,738
1,700,000		Florida Power & Light Co	5.960	04/01/39	Aa3	1,823,347
670,000		Florida Power Corp	4.500	06/01/10	A2	686,903
500,000		Florida Power Corp	6.400	06/15/38	A2	555,959
950,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	1,021,035
290,000	g	Kansas Gas & Electric	6.700	06/15/19	Baa2	304,556
185,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	192,867
250,000		Kinder Morgan Energy Partners LP	5.630	02/15/15	Baa2	252,680
1,175,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	1,336,427
1,400,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	1,396,531
270,000		National Fuel Gas Co	5.250	03/01/13	Baa1	265,269
950,000		Nevada Power Co	6.500	08/01/18	Baa3	971,405
2,020,000		Nisource Finance Corp	5.400	07/15/14	Baa3	1,911,360
330,000		Ohio Power Co	5.300	11/01/10	A3	342,471

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 220,000	Oncor Electric Delivery Co	7.250%	01/15/33	Baa1	$239,377
670,000	ONEOK Partners LP	5.900	04/01/12	Baa2	687,386
1,050,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	1,281,344
700,000	Pacific Gas & Electric Co	6.250	03/01/39	A3	748,115
750,000	Pacificorp	6.000	01/15/39	A3	786,035
2,200,000	PG&E Corp	5.750	04/01/14	Baa1	2,344,139
200,000	Potomac Electric Power Co	7.900	12/15/38	Baa1	246,918
850,000	Progress Energy, Inc	7.050	03/15/19	Baa2	943,075
675,000	Public Service Co of Colorado	4.880	03/01/13	A3	702,819
270,000	Public Service Co of Colorado	5.500	04/01/14	A3	290,823
1,250,000	Public Service Electric & Gas Co	6.330	11/01/13	A3	1,366,578
660,000	Public Service Electric & Gas Co	5.300	05/01/18	A3	689,683
330,000	Puget Sound Energy, Inc	6.270	03/15/37	Baa2	302,211
475,000	San Diego Gas & Electric Co	6.000	06/01/39	A1	505,050
250,000	Southern California Edison Co	6.000	01/15/34	A2	265,215
1,100,000	Texas Eastern Transmission LP	7.300	12/01/10	A3	1,138,913
650,000	Veolia Environnement	5.250	06/03/13	A3	671,896
1,280,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,309,727
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				43,869,544

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.22%
850,000	Analog Devices, Inc	5.000	07/01/14	A3	851,452
625,000	General Electric Co	5.250	12/06/17	Aa2	613,778
725,000	Koninklijke Philips Electronics NV	6.880	03/11/38	A3	776,580
925,000	Nokia OYJ	5.380	05/15/19	A1	935,855
1,225,000	Whirlpool Corp	8.000	05/01/12	Baa3	1,267,844
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				4,445,509

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
1,150,000	Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,173,725
	TOTAL ENGINEERING AND MANAGEMENT SERVICES				1,173,725

FABRICATED METAL PRODUCTS - 0.02%
425,000	CRH America, Inc	6.950	03/15/12	Baa1	427,058
	TOTAL FABRICATED METAL PRODUCTS				427,058

FOOD AND KINDRED PRODUCTS - 0.73%
1,525,000	Bottling Group LLC	6.950	03/15/14	Aa2	1,739,385
900,000	Bottling Group LLC	5.130	01/15/19	A2	917,313
600,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	550,181
700,000	Bunge Ltd Finance Corp	8.500	06/15/19	Baa2	731,956
700,000	Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	707,907
2,000,000	ConAgra Foods, Inc	5.880	04/15/14	Baa2	2,120,349
937,000	Diageo Capital plc	5.130	01/30/12	A3	976,555
650,000	Diageo Finance BV	3.880	04/01/11	A3	665,954
925,000	General Mills, Inc	5.250	08/15/13	Baa1	976,978
1,500,000	General Mills, Inc	5.650	02/15/19	Baa1	1,567,746
178,357	Kraft Foods, Inc	6.250	06/01/12	Baa2	192,222
800,000	Kraft Foods, Inc	6.500	08/11/17	Baa2	842,582
755,000	Kraft Foods, Inc	6.130	02/01/18	Baa2	780,612
330,000	Kraft Foods, Inc	6.500	11/01/31	Baa2	327,656
850,000	PepsiAmericas, Inc	5.750	07/31/12	Baa1	910,952

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 150,000	PepsiAmericas, Inc	4.380%	02/15/14	Baa1	$151,090
550,000	PepsiCo, Inc	7.900	11/01/18	Aa2	669,132
178,357	Tyson Foods, Inc	8.250	10/01/11	B2	182,812
	TOTAL FOOD AND KINDRED PRODUCTS				15,011,382

FOOD STORES - 0.20%
875,000	Delhaize Group	5.880	02/01/14	Baa3	898,353
850,000	Delhaize Group	6.500	06/15/17	Baa3	867,997
740,000	Kroger Co	6.800	04/01/11	Baa2	783,409
175,000	Kroger Co	6.800	12/15/18	Baa2	187,315
325,000	Safeway, Inc	4.950	08/16/10	Baa2	331,672
900,000	Safeway, Inc	6.250	03/15/14	Baa2	965,830
	TOTAL FOOD STORES				4,034,576

GENERAL MERCHANDISE STORES - 0.19%
425,000	TJX Cos, Inc	6.950	04/15/19	A3	473,514
1,100,000	Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	1,085,313
875,000	Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	834,299
1,375,000	Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	1,477,658
	TOTAL GENERAL MERCHANDISE STORES				3,870,784

HEALTH SERVICES - 0.03%
500,000	Express Scripts, Inc	7.250	06/15/19	Baa3	551,372
	TOTAL HEALTH SERVICES				551,372

HOLDING AND OTHER INVESTMENT OFFICES - 0.26%
435,000	BHP Billiton Finance Ltd	5.400	03/29/17	A1	454,364
575,000	Boston Properties LP	6.250	01/15/13	Baa2	572,333
350,000	Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	242,599
178,357	EOP Operating LP	7.000	07/15/11	WR	180,070
200,000	ERP Operating LP	5.750	06/15/17	Baa1	186,576
50,000	Federal Realty Investment Trust	5.650	06/01/16	Baa1	43,797
375,000	Highwoods Properties, Inc	5.850	03/15/17	Ba1	298,646
150,000	Kimco Realty Corp	5.700	05/01/17	Baa1	124,364
55,000	National Retail Properties, Inc	6.880	10/15/17	Baa2	46,933
125,000	ProLogis	5.500	04/01/12	Baa2	115,075
300,000	ProLogis	5.500	03/01/13	Baa2	262,962
25,000	ProLogis	5.750	04/01/16	Baa2	19,705
525,000	ProLogis	5.630	11/15/16	Baa2	403,565
200,000	ProLogis	6.630	05/15/18	Baa2	157,481
500,000	Realty Income Corp	5.950	09/15/16	Baa1	444,745
525,000	Regency Centers LP	5.250	08/01/15	Baa2	426,194
50,000	Regency Centers LP	5.880	06/15/17	Baa2	40,507
275,000	Simon Property Group LP	6.750	05/15/14	A3	276,321
710,000	Simon Property Group LP	10.350	04/01/19	A3	806,725
325,000	Washington Real Estate Investment Trust	5.950	06/15/11	Baa1	306,647
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				5,409,609

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.91%
325,000	Black & Decker Corp	8.950	04/15/14	Baa3	356,331
535,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	570,680

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,690,000		Caterpillar, Inc	6.050%	08/15/36	A2	$1,612,110
750,000		Dell, Inc	3.380	06/15/12	A2	763,454
425,000		Dell, Inc	5.880	06/15/19	A2	433,800
935,000		Dover Corp	6.500	02/15/11	A2	996,426
1,625,000		Hewlett-Packard Co	4.250	02/24/12	A2	1,696,078
1,750,000		Hewlett-Packard Co	2.950	08/15/12	A2	1,762,939
1,625,000		Hewlett-Packard Co	4.750	06/02/14	A2	1,696,403
650,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	711,807
3,050,000		International Business Machines Corp	6.500	10/15/13	A1	3,408,893
850,000		International Game Technology	7.500	06/15/19	Baa2	857,633
3,075,000		ITT Corp	4.900	05/01/14	Baa1	3,053,972
675,000		Xerox Corp	8.250	05/15/14	Baa2	701,908
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				18,622,434

INSTRUMENTS AND RELATED PRODUCTS - 0.10%
600,000		Medtronic, Inc	4.750	09/15/15	A1	631,058
270,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	337,860
500,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	502,500
650,000		Xerox Corp	7.630	06/15/13	Baa2	654,701
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				2,126,119

INSURANCE CARRIERS - 0.82%
850,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	877,770
460,000		Aetna, Inc	6.500	09/15/18	A3	460,806
425,000		Aetna, Inc	6.630	06/15/36	A3	386,346
2,525,000		Aflac, Inc	8.500	05/15/19	A2	2,698,047
1,175,000		Allstate Corp	7.450	05/16/19	A3	1,271,186
1,325,000		American Financial Group, Inc	9.880	06/15/19	Baa2	1,325,423
750,000		Chubb Corp	6.000	05/11/37	A2	759,096
250,000		Metlife, Inc	5.000	06/15/15	A2	238,189
500,000		Metlife, Inc	5.700	06/15/35	A2	436,715
1,700,000		MetLife, Inc	6.750	06/01/16	A2	1,730,694
2,700,000		Prudential Financial, Inc	7.380	06/15/19	Baa2	2,650,941
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A3	1,488,138
1,100,000		Travelers Cos, Inc	5.900	06/02/19	A2	1,133,260
750,000		WellPoint, Inc	5.880	06/15/17	Baa1	734,029
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	574,664
		TOTAL INSURANCE CARRIERS				16,765,304

METAL MINING - 0.13%
900,000		Barrick Gold Financeco LLC	6.130	09/15/13	Baa1	965,718
850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	855,327
900,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	900,525
		TOTAL METAL MINING				2,721,570

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
560,000		Harsco Corp	5.130	09/15/13	Baa1	569,773
1,650,000		Hasbro, Inc	6.130	05/15/14	Baa2	1,696,126
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				2,265,899

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
MISCELLANEOUS RETAIL - 0.19%
$ 2,650,000		CVS Caremark Corp	5.750%	06/01/17	Baa2	$2,663,695
175,000		CVS Caremark Corp	6.600	03/15/19	Baa2	186,988
600,000		Staples, Inc	7.750	04/01/11	Baa2	634,500
300,000		Staples, Inc	9.750	01/15/14	Baa2	335,079
		TOTAL MISCELLANEOUS RETAIL				3,820,262

MOTION PICTURES - 0.09%
1,088,357		Time Warner, Inc	6.880	05/01/12	Baa2	1,164,265
850,000		Time Warner, Inc	6.500	11/15/36	Baa2	744,344
		TOTAL MOTION PICTURES				1,908,609

NONDEPOSITORY INSTITUTIONS - 4.17%
575,000		American Express Co	7.000	03/19/18	A3	558,347
1,125,000		American Express Co	8.130	05/20/19	A3	1,167,445
1,350,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,331,972
1,000,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	1,086,250
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,142,879
1,480,000		Capital One Financial Corp	5.700	09/15/11	Baa1	1,486,565
11,000,000		Citigroup Funding, Inc	2.000	03/30/12	Aaa	11,024,892
600,000		General Electric Capital Corp	5.880	02/15/12	Aa2	626,696
5,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	5,044,245
2,400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	2,412,295
178,357		General Electric Capital Corp	6.000	06/15/12	Aa2	187,487
1,650,000		General Electric Capital Corp	5.900	05/13/14	Aa2	1,684,091
6,100,000		General Electric Capital Corp	5.500	06/04/14	Aa2	6,075,654
1,225,000		General Electric Capital Corp	6.880	01/10/39	Aa2	1,102,638
16,394,000		GMAC, Inc	2.200	12/19/12	Aaa	16,327,915
1,520,000		HSBC Finance Corp	5.250	01/14/11	A3	1,530,263
178,357		HSBC Finance Corp	7.000	05/15/12	A3	183,880
7,250,000		HSBC Finance Corp	6.380	11/27/12	A3	7,374,308
250,000		HSBC Finance Corp	4.750	07/15/13	A3	244,115
2,250,000		International Lease Finance Corp	5.750	06/15/11	Baa2	1,865,840
975,000		International Lease Finance Corp	5.630	09/20/13	Baa2	736,572
875,000		International Lease Finance Corp	6.630	11/15/13	Baa2	673,495
3,250,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,329,716
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	837,824
3,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	3,178,056
500,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	495,351
1,077,000		MBNA Corp	6.130	03/01/13	A2	1,092,391
178,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	A2	194,808
1,610,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	1,700,711
850,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	1,065,750
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	3,780,392
1,700,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	1,642,433
1,845,000		Svensk Exportkredit AB	5.130	03/01/17	Aa1	1,868,640
885,937		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	915,031
60,000	g	WEA Finance LLC	7.130	04/15/18	A2	55,688
		TOTAL NONDEPOSITORY INSTITUTIONS				85,024,635

OIL AND GAS EXTRACTION - 1.11%
1,650,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	1,788,782
850,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	952,192

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 850,000		Anadarko Petroleum Corp	7.950%	06/15/39	Baa3	$883,835
1,325,000		Baker Hughes, Inc	6.500	11/15/13	A2	1,469,616
1,110,000		Baker Hughes, Inc	6.880	01/15/29	A2	1,167,003
600,000		BJ Services Co	5.750	06/01/11	Baa1	612,893
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	1,002,865
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,212,787
178,357		Devon Financing Corp ULC	6.880	09/30/11	Baa1	193,712
930,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	A3	930,000
325,000		EnCana Corp	6.500	05/15/19	Baa2	348,402
350,000		EnCana Corp	6.630	08/15/37	Baa2	362,371
1,325,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	1,334,063
700,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	703,472
400,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	406,521
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	513,869
725,000		EOG Resources, Inc	5.630	06/01/19	A3	758,802
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	516,083
400,000		Husky Energy, Inc	6.800	09/15/37	Baa2	396,822
550,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	506,000
375,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	324,375
900,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	981,000
250,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	271,250
785,909	g	Tengizchevroil Finance Co SARL	6.120	11/15/14	Baa3	707,318
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,363,021
1,000,000		XTO Energy, Inc	4.630	06/15/13	Baa2	1,003,543
850,000		XTO Energy, Inc	5.750	12/15/13	Baa2	893,716
		TOTAL OIL AND GAS EXTRACTION				22,604,313

PAPER AND ALLIED PRODUCTS - 0.03%
357		International Paper Co	6.750	09/01/11	Baa3	350
535,000		International Paper Co	9.380	05/15/19	Baa3	545,357
		TOTAL PAPER AND ALLIED PRODUCTS				545,707

PETROLEUM AND COAL PRODUCTS - 0.68%
1,650,000		BP Capital Markets plc	3.130	03/10/12	Aa1	1,683,170
2,500,000		BP Capital Markets plc	4.750	03/10/19	Aa1	2,486,872
1,625,000		Chevron Corp	3.450	03/03/12	Aa1	1,676,184
175,000		Chevron Corp	3.950	03/03/14	Aa1	180,174
2,125,000		ConocoPhillips	4.600	01/15/15	A1	2,183,745
1,725,000		ConocoPhillips	6.500	02/01/39	A1	1,836,147
500,000		Hess Corp	7.000	02/15/14	Baa2	541,521
700,000		Hess Corp	8.130	02/15/19	Baa2	796,918
625,000		Marathon Oil Corp	6.500	02/15/14	Baa1	668,156
625,000		Marathon Oil Corp	7.500	02/15/19	Baa1	682,158
625,000		StatoilHydro ASA	3.880	04/15/14	Aa2	633,878
700,000		Valero Energy Corp	6.630	06/15/37	Baa2	597,184
		TOTAL PETROLEUM AND COAL PRODUCTS				13,966,107

PIPELINES, EXCEPT NATURAL GAS - 0.26%
900,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	906,008
220,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	219,535
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,278,296
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	965,496
		TOTAL PIPELINES, EXCEPT NATURAL GAS				5,369,335

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PRIMARY METAL INDUSTRIES - 0.09%
$ 178,357		Alcoa, Inc	6.500%	06/01/11	Baa3	$181,831
750,000		ArcelorMittal	5.380	06/01/13	Baa3	718,340
415,000		ArcelorMittal	9.850	06/01/19	Baa3	447,873
250,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	246,345
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	279,056
		TOTAL PRIMARY METAL INDUSTRIES				1,873,445

PRINTING AND PUBLISHING - 0.09%
300,000		News America, Inc	7.250	05/18/18	Baa1	302,704
330,000		News America, Inc	7.630	11/30/28	Baa1	316,026
1,125,000		Thomson Corp	5.700	10/01/14	Baa1	1,142,260
		TOTAL PRINTING AND PUBLISHING				1,760,990

RAILROAD TRANSPORTATION - 0.23%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	719,932
450,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	449,356
370,000		Canadian National Railway Co	4.400	03/15/13	A3	378,099
625,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	639,036
740,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	766,906
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,174,148
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	347,729
250,000		Union Pacific Corp	5.130	02/15/14	Baa2	258,412
		TOTAL RAILROAD TRANSPORTATION				4,733,618

REAL ESTATE - 0.02%
750,000	g,i	USB Realty Corp	6.090	12/30/49	A2	435,000
		TOTAL REAL ESTATE				435,000

SECURITY AND COMMODITY BROKERS - 1.87%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa3	1,528,304
950,000		Charles Schwab Corp	4.950	06/01/14	A2	966,316
178,357		Credit Suisse USA, Inc	6.500	01/15/12	Aa1	192,469
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	946,209
1,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	609,450
178,357		Goldman Sachs Group, Inc	6.600	01/15/12	A1	189,901
500,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	517,469
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	1,570,196
1,345,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	1,349,921
810,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	845,365
500,000		Goldman Sachs Group, Inc	5.350	01/15/16	A1	476,709
6,700,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	7,174,171
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	169,607
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	444,497
750,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	75
5,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	5,740,131
1,875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,824,932
3,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	2,846,085
4,100,000		Morgan Stanley	6.000	05/13/14	A2	4,151,119

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 1,190,000	Morgan Stanley	5.750%	10/18/16	A2	$1,140,849
1,375,000	Morgan Stanley	5.450	01/09/17	A2	1,283,950
965,000	Morgan Stanley	5.950	12/28/17	A2	925,975
835,000	Morgan Stanley	6.630	04/01/18	A2	832,417
2,500,000	Morgan Stanley	7.300	05/13/19	A2	2,592,375
	TOTAL SECURITY AND COMMODITY BROKERS				38,318,492

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
305,000	3M Co	4.380	08/15/13	Aa2	324,306
1,300,000	3M Co	5.700	03/15/37	Aa2	1,354,237
	TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,678,543

TOBACCO PRODUCTS - 0.15%
850,000	Philip Morris International, Inc	4.880	05/16/13	A2	891,979
1,675,000	Philip Morris International, Inc	6.880	03/17/14	A2	1,889,935
300,000	Philip Morris International, Inc	6.380	05/16/38	A2	319,181
	TOTAL TOBACCO PRODUCTS				3,101,095

TRANSPORTATION EQUIPMENT - 0.30%
1,900,000	Boeing Capital Corp Ltd	6.100	03/01/11	A2	2,023,812
435,000	Boeing Co	5.000	03/15/14	A2	457,978
100,000	Honeywell International, Inc	3.880	02/15/14	A2	102,179
775,000	Lockheed Martin Corp	6.150	09/01/36	Baa1	827,282
740,000	United Technologies Corp	6.350	03/01/11	A2	792,129
1,025,000	United Technologies Corp	6.130	02/01/19	A2	1,134,459
530,000	United Technologies Corp	5.400	05/01/35	A2	517,812
235,000	United Technologies Corp	6.050	06/01/36	A2	249,256
	TOTAL TRANSPORTATION EQUIPMENT				6,104,907

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
950,000	McKesson Corp	6.500	02/15/14	Baa3	1,013,573
850,000	Plains All American Pipeline LP	8.750	05/01/19	Baa3	964,537
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,978,110

	TOTAL CORPORATE BONDS				546,557,352
	(Cost $539,668,605)

GOVERNMENT BONDS - 62.89%

AGENCY SECURITIES - 6.16%
10,000,000	Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	10,259,910
2,500,000	Federal Home Loan Bank (FHLB)	5.000	11/17/17	Aaa	2,660,285
4,000,000	FHLB	2.380	04/30/10	Aaa	4,063,088
5,100,000	Federal Home Loan Mortgage Corp (FHLMC)	2.500	04/23/14	Aaa	5,019,262
2,000,000	FHLMC	3.500	05/29/13	Aaa	2,081,068
2,500,000	FHLMC	3.750	03/27/19	Aaa	2,456,610
7,670,000	FHLMC	5.130	10/18/16	Aaa	8,399,785
5,000,000	FHLMC	3.250	07/16/10	Aaa	5,140,360
3,500,000	FHLMC	4.880	02/09/10	Aaa	3,594,248

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 3,000,000		FHLMC	4.130%	12/21/12	Aaa	$3,199,572
7,500,000		FHLMC	5.500	08/20/12	Aaa	8,299,065
4,000,000		Federal National Mortgage Association (FNMA)	5.000	10/15/11	Aaa	4,323,420
10,000,000		FNMA	2.750	03/13/14	Aaa	9,978,600
10,000,000		FNMA	2.500	05/15/14	Aaa	9,830,790
4,200,000		FNMA	7.130	06/15/10	Aaa	4,466,582
1,975,000		FNMA	3.250	08/12/10	Aaa	2,033,031
5,000,000		FNMA	1.380	04/28/11	Aaa	5,012,940
1,529,163		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,540,387
1,320,933		Overseas Private Investment Corp	3.420	01/15/15	NR	1,370,323
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,396,435
7,500,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,780,455
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	13,946,193
5,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	4,996,735
		TOTAL AGENCY SECURITIES				125,849,144

FOREIGN GOVERNMENT BONDS - 2.40%
1,400,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa3	1,402,800
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,755,447
1,110,000		China Development Bank	5.000	10/15/15	A1	1,145,608
100,000		China Government International Bond	4.750	10/29/13	A1	105,337
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	584,011
840,000		Eksportfinans A/S	5.000	02/14/12	Aa1	891,279
600,000		European Investment Bank	4.880	02/15/36	Aaa	578,483
1,690,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	1,705,928
2,535,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	2,602,178
1,800,000		Federative Republic of Brazil	8.000	01/15/18	WR	2,016,000
2,020,000		International Finance Corp	5.130	05/02/11	Aaa	2,079,291
178,357		Italian Republic	5.630	06/15/12	NR	194,480
1,275,000		Italy Government International Bond	5.380	06/12/17	NR	1,295,848
3,600,000		Japan Finance Corp	2.000	06/24/11	Aaa	3,606,509
242,000		Mexico Government International Bond	6.380	01/16/13	Baa1	261,360
130,000		Mexico Government International Bond	5.880	01/15/14	Baa1	136,825
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	756,375
700,000		Mexico Government International Bond	6.050	01/11/40	Baa1	635,950
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,160,196
1,500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	1,585,434
3,740,000		Province of Ontario Canada	3.130	09/08/10	Aa1	3,818,181
5,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	5,084,179
6,000,000		Province of Ontario Canada	4.100	06/16/14	Aa1	6,118,853
178,357		Province of Quebec Canada	6.130	01/22/11	Aa2	190,559
2,600,000		Province of Quebec Canada	5.130	11/14/16	Aa2	2,695,709
1,285,000		Province of Quebec Canada	4.630	05/14/18	Aa2	1,271,506
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,140,295
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,556,645
1,267,000	g	Qatar Govt International Bond	6.550	04/09/19	Aa2	1,297,091
489,000		Republic of Peru	7.130	03/30/19	Ba1	522,008
670,000		South Africa Government International Bond	6.880	05/27/19	Baa1	688,425
205,000		United Mexican States	5.880	02/17/14	Baa1	214,738
		TOTAL FOREIGN GOVERNMENT BONDS				49,097,528

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
MORTGAGE BACKED - 36.38%
$ 3,453,877	h,i	Federal Home Loan Mortgage Corp (FHLMC)	6.000%	05/01/37	$3,630,775
4,349,890	h,i	FHLMC	5.880	04/01/37	4,449,026
4,341,543	h,i	FHLMC	5.740	03/01/37	4,508,195
3,934,327	h,i	FHLMC	5.840	09/01/37	4,148,223
3,068,293	h,i	FHLMC	5.830	08/01/37	3,237,546
1,356,573	h,i	FHLMC	5.710	06/01/37	1,424,140
567,014	h,i	FHLMC	5.790	07/01/36	589,485
1,606,400	h,i	FHLMC	3.730	02/01/36	1,615,713
1,514,490		FHLMC	4.500	09/15/35	1,546,627
2,748,730	h,i	FHLMC	6.080	09/01/36	2,878,288
1,445,617	h,i	FHLMC	5.950	09/01/36	1,518,002
1,370,693	h,i	FHLMC	4.900	09/01/36	1,376,214
902,966		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	10/01/35	921,978
538,265		FGLMC	6.000	08/01/35	563,339
314,659		FGLMC	5.500	08/01/35	325,915
2,723,366		FGLMC	5.000	11/01/35	2,780,706
1,289,206		FGLMC	5.000	02/01/36	1,316,349
736,763		FGLMC	7.000	01/01/36	794,548
877,938		FGLMC	6.000	01/01/36	918,011
766,847		FGLMC	5.500	12/01/34	794,998
12,896,249		FGLMC	5.000	12/01/34	13,181,881
2,632,190		FGLMC	5.000	05/01/34	2,690,489
4,234,527		FGLMC	4.500	04/01/35	4,232,500
899,011		FGLMC	6.000	07/01/35	940,889
2,675,530		FGLMC	7.000	05/01/35	2,904,344
2,042,596		FGLMC	6.000	05/01/35	2,137,744
2,712,556		FGLMC	5.500	04/01/36	2,805,350
5,806,340		FGLMC	6.000	11/01/38	6,066,505
848,718		FGLMC	5.500	07/01/38	877,307
5,460,532		FGLMC	5.000	04/01/38	5,561,543
2,972,009		FGLMC	5.500	01/01/39	3,072,118
6,000,000	h	FGLMC	6.500	08/15/39	6,354,372
4,000,000	h	FGLMC	4.000	06/01/39	3,865,530
6,991,440		FGLMC	4.500	05/01/39	6,968,432
4,350,818		FGLMC	5.500	01/01/37	4,499,655
1,876,560		FGLMC	6.500	10/01/36	1,996,814
626,348		FGLMC	6.500	05/01/36	666,485
7,278,340		FGLMC	5.500	04/01/37	7,523,913
1,316,465		FGLMC	5.000	04/01/38	1,340,818
1,370,668		FGLMC	6.000	09/01/37	1,432,161
2,914,863		FGLMC	6.000	08/01/37	3,045,633
5,092,682		FGLMC	5.000	01/01/34	5,207,864
6,495,052		FGLMC	4.500	06/01/21	6,691,663
56,777		FGLMC	7.000	10/01/20	62,118
410,371		FGLMC	4.500	07/01/20	422,794
10,700,672		FGLMC	4.500	06/01/21	11,024,590
14,775		FGLMC	6.500	03/01/29	15,883
99,205		FGLMC	6.500	01/01/29	106,647
6,151		FGLMC	6.500	10/01/28	6,612
4,306		FGLMC	7.500	06/01/16	4,594
3,769		FGLMC	7.500	05/01/16	4,021
36,442		FGLMC	7.500	01/01/16	38,883

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,947,948		FGLMC	4.500%	09/01/18	$2,020,306
2,457,303		FGLMC	5.000	05/01/20	2,556,978
3,559,535		FGLMC	4.500	05/01/19	3,659,499
2,065,172		FGLMC	4.500	01/01/19	2,123,169
61,389		FGLMC	6.500	07/01/29	65,956
1,576,623		FGLMC	5.500	09/01/33	1,635,484
1,489,275		FGLMC	5.500	09/01/33	1,544,876
3,306,673		FGLMC	5.000	09/01/33	3,381,461
1,226,030		FGLMC	5.500	09/01/33	1,271,802
9,854,732		FGLMC	7.000	12/01/33	10,697,518
5,418,040		FGLMC	5.500	12/01/33	5,625,397
1,844,000		FGLMC	5.500	10/01/33	1,912,844
112,389		FGLMC	8.000	09/01/31	123,111
99,949		FGLMC	6.500	09/01/31	107,259
10,963		FGLMC	8.000	01/01/31	12,059
667,862		FGLMC	7.000	12/01/31	724,979
1,888,720		FGLMC	4.500	07/01/33	1,888,996
421,739		FGLMC	6.000	03/01/33	443,230
2,598,777		FGLMC	6.000	03/01/33	2,734,452
2,951,252	i	Federal National Mortgage Association (FNMA)	5.950	07/01/36	3,075,867
4,728,576		FNMA	6.000	06/01/36	4,977,083
1,392,759		FNMA	6.500	09/01/36	1,485,709
3,186,353	i	FNMA	5.980	07/01/36	3,318,736
1,994,477		FNMA	5.500	04/01/36	2,066,446
3,060,310		FNMA	5.000	02/01/36	3,126,656
909,018		FNMA	5.000	02/01/36	923,186
2,271,275		FNMA	6.500	02/01/36	2,425,340
3,823,286	i	FNMA	5.740	02/01/36	3,979,575
4,274,749		FNMA	5.500	03/01/37	4,418,980
603,225		FNMA	7.000	02/01/37	655,213
1,224,611		FNMA	6.500	03/01/37	1,305,957
2,429,992		FNMA	6.500	03/01/37	2,592,166
1,189,484	i	FNMA	6.030	02/01/37	1,255,307
2,904,224		FNMA	6.000	12/01/36	3,042,231
522,296	i	FNMA	5.770	12/01/36	548,721
10,384,943		FNMA	5.500	02/01/37	10,741,824
2,365,059		FNMA	5.000	02/01/37	2,411,898
349,839		FNMA	5.000	02/01/36	355,291
834,243		FNMA	5.500	05/01/35	864,346
727,855		FNMA	6.000	04/01/35	765,399
110,828		FNMA	7.500	06/01/35	120,425
2,037,359		FNMA	6.000	05/01/35	2,137,356
3,243,034		FNMA	5.500	04/01/35	3,360,055
803,775		FNMA	5.500	01/01/35	833,532
7,235,697		FNMA	4.500	01/01/35	7,266,152
5,799,784		FNMA	5.500	04/01/35	6,014,501
19,302,774		FNMA	5.500	02/01/35	20,029,455
4,556,416		FNMA	5.500	11/01/35	4,720,830
794,114		FNMA	5.000	11/01/35	805,786
2,320,760		FNMA	6.000	12/01/35	2,434,667
317,794		FNMA	5.500	12/01/35	329,262
2,856,243		FNMA	5.500	10/01/35	2,959,307

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 7,295,514		FNMA	5.500%	09/01/35	$7,570,164
2,872,075		FNMA	5.000	08/01/35	2,934,341
2,570,734		FNMA	5.500	10/01/35	2,663,496
2,347,405		FNMA	5.000	10/01/35	2,398,296
3,269,919		FNMA	4.500	01/01/39	3,267,659
1,679,339	i	FNMA	4.910	10/01/38	1,739,077
3,009,668		FNMA	6.000	01/01/39	3,149,225
3,144,097		FNMA	5.500	01/01/39	3,250,002
1,834,709	i	FNMA	5.240	09/01/38	1,911,934
13,477,732		FNMA	5.000	04/01/38	13,743,896
5,403,921		FNMA	5.000	04/01/38	5,510,640
23,000,000	h	FNMA	6.500	08/25/38	24,394,375
4,328,791		FNMA	5.000	05/01/38	4,414,277
16,000,000	h	FNMA	4.500	07/25/39	15,964,992
4,041,790		FNMA	4.500	05/01/39	4,038,593
24,000,000	h	FNMA	6.000	08/25/39	24,997,487
5,000,000	h	FNMA	5.000	07/25/39	5,090,625
3,189,702		FNMA	5.000	04/01/39	3,252,375
3,127,756		FNMA	4.500	02/01/39	3,125,594
2,821,388		FNMA	6.000	01/01/39	2,952,215
2,722,355		FNMA	5.500	02/01/39	2,814,055
7,851,538		FNMA	4.500	02/01/39	7,846,113
5,686,736		FNMA	5.000	04/01/38	5,799,040
1,213,728		FNMA	6.000	09/01/37	1,270,265
974,594		FNMA	6.000	09/01/37	1,019,992
6,125,549	i	FNMA	5.900	10/01/37	6,441,218
2,987,873		FNMA	6.500	09/01/37	3,186,345
1,618,051		FNMA	6.000	09/01/37	1,693,423
4,001,877		FNMA	6.500	08/01/37	4,267,705
2,525,042		FNMA	7.000	04/01/37	2,742,661
1,448,794		FNMA	6.000	09/01/37	1,516,281
1,027,372		FNMA	6.500	08/01/37	1,095,616
5,401,194		FNMA	6.500	03/01/38	5,759,668
207,340		FNMA	6.500	02/01/38	221,112
2,450,037		FNMA	6.500	03/01/38	2,612,645
857,125		FNMA	6.500	03/01/38	914,012
11,008,478		FNMA	5.500	02/01/38	11,379,288
2,692,139		FNMA	7.000	11/01/37	2,924,158
1,221,714		FNMA	6.000	10/01/37	1,278,624
591,987		FNMA	6.500	01/01/38	631,310
6,140,017		FNMA	5.500	01/01/38	6,347,183
375,421		FNMA	6.000	12/01/34	394,786
5,246,417		FNMA	5.000	07/01/23	5,436,796
5,153,545		FNMA	4.500	06/01/23	5,266,580
627,631		FNMA	5.000	11/01/23	644,647
3,625,074		FNMA	5.000	07/01/23	3,756,619
1,146,485		FNMA	5.000	03/01/21	1,200,513
306,878		FNMA	4.500	05/01/19	317,894
159,213		FNMA	6.000	01/01/19	168,756
1,665,360		FNMA	5.000	12/01/20	1,734,993
772,371		FNMA	5.000	03/01/20	808,769
8,743,715		FNMA	5.000	10/01/25	8,960,626

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,900,877		FNMA	5.000%	03/01/25	$3,997,649
11,639		FNMA	6.500	04/01/29	12,534
2,220		FNMA	7.500	01/01/29	2,421
7,000,000	h	FNMA	4.500	07/25/24	7,140,000
3,978,417		FNMA	4.000	05/01/24	3,985,048
516,870		FNMA	5.500	02/01/24	537,974
3,910		FNMA	8.000	07/01/24	4,269
295,190		FNMA	5.500	07/01/24	307,038
2,864,302		FNMA	5.000	11/01/18	2,979,251
25,478		FNMA	6.000	06/01/14	27,101
1,489,026		FNMA	4.780	02/01/14	1,556,007
4,407,180		FNMA	4.640	11/01/14	4,570,902
798		FNMA	6.500	07/01/14	848
20,114		FNMA	6.500	12/01/13	21,371
1,837,917		FNMA	4.440	07/01/13	1,903,778
54,141		FNMA	5.000	06/01/13	55,812
1,968,686		FNMA	4.760	10/01/13	2,058,016
25,540		FNMA	6.000	09/01/13	27,167
281,357		FNMA	5.500	04/01/18	296,305
3,244,412		FNMA	5.500	04/01/18	3,426,708
1,262,927		FNMA	4.500	10/01/18	1,310,234
139,077		FNMA	5.500	05/01/18	146,892
1,523,561		FNMA	5.000	12/01/17	1,595,835
56,716		FNMA	6.500	10/01/16	60,210
5,234,525		FNMA	4.870	03/01/16	5,477,610
222,838		FNMA	6.500	04/01/17	236,183
298,848		FNMA	6.500	11/01/16	317,259
3,781,673		FNMA	6.000	02/01/34	3,982,648
2,780,127		FNMA	5.500	12/01/33	2,884,789
1,021,497		FNMA	5.000	03/01/34	1,045,079
501,154		FNMA	5.000	03/01/34	512,723
8,400,878		FNMA	5.000	11/01/33	8,594,820
941,477		FNMA	5.000	10/01/33	963,211
1,075,078		FNMA	5.000	10/01/33	1,099,898
3,629,093		FNMA	5.500	10/01/33	3,765,716
2,173,145		FNMA	5.500	10/01/33	2,254,956
6,092,756		FNMA	5.500	09/01/34	6,318,319
1,086,252		FNMA	6.000	08/01/34	1,143,980
1,017,286		FNMA	6.000	11/01/34	1,069,759
1,622,801		FNMA	5.500	09/01/34	1,682,879
9,157,364		FNMA	5.000	08/01/34	9,352,037
7,112,054		FNMA	5.000	03/01/34	7,276,243
371,294		FNMA	5.000	03/01/34	379,865
2,942,563		FNMA	5.000	04/01/34	3,008,196
327,240		FNMA	5.000	03/01/34	334,795
2,057,333		FNMA	4.500	10/01/33	2,063,742
8,337		FNMA	6.500	10/01/31	8,959
17,450		FNMA	6.500	09/01/31	18,753
235,027		FNMA	6.000	01/01/32	247,958
92,802		FNMA	6.500	11/01/31	99,735
9,495		FNMA	7.500	05/01/31	10,367
2,093		FNMA	7.500	07/01/29	2,281

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 16,997		FNMA	7.500%	07/01/29	$18,517
16,134		FNMA	7.500	03/01/31	17,614
2,742		FNMA	7.500	02/01/31	2,994
934,135		FNMA	5.000	08/01/33	955,700
1,203,776		FNMA	4.500	08/01/33	1,207,526
902,210		FNMA	5.500	09/01/33	936,175
686,639		FNMA	5.500	09/01/33	712,489
2,002,713		FNMA	4.500	03/25/33	2,070,572
11,993,361		FNMA	6.000	01/01/33	12,657,227
2,693,906		FNMA	5.500	01/01/33	2,797,847
351,562		FNMA	5.000	02/01/33	359,678
2,048,206		FNMA	5.000	02/01/33	2,099,139
3,062,155		Government National Mortgage Association (GNMA)	5.000	04/15/38	3,128,661
1,279,093		GNMA	6.000	12/15/37	1,334,204
4,000,000	h	GNMA	5.000	07/15/38	4,077,500
3,482,681		GNMA	5.500	07/15/38	3,602,670
6,000,000	h	GNMA	5.500	07/15/38	6,195,000
2,279,645		GNMA	5.500	02/20/36	2,351,136
5,719,377		GNMA	5.500	05/20/35	5,899,658
475,301		GNMA	6.000	10/20/36	494,762
1,583,437		GNMA	6.000	02/20/37	1,650,949
485,568		GNMA	6.000	01/20/37	506,271
3,508,825		GNMA	5.500	07/20/38	3,619,974
7,226,927		GNMA	5.000	06/15/39	7,383,887
7,773,073		GNMA	5.000	06/15/39	7,941,894
9,000,000	h	GNMA	6.000	07/15/39	9,374,058
3,988,083		GNMA	6.500	01/15/44	4,328,985
2,485,565		GNMA	6.230	09/15/43	2,534,287
1,552,527		GNMA	6.000	08/20/38	1,618,699
1,565,379		GNMA	6.000	08/15/38	1,632,580
1,542,806		GNMA	6.500	11/20/38	1,634,414
6,989,976		GNMA	4.500	05/15/39	6,991,887
2,992,017		GNMA	4.500	03/15/39	2,992,835
5,985,600		GNMA	5.000	03/20/35	6,094,186
33,190		GNMA	6.500	11/15/28	35,847
10,203		GNMA	6.500	09/15/28	11,020
9,851		GNMA	7.500	11/15/28	10,811
30,642		GNMA	8.500	10/15/30	34,241
1,616		GNMA	8.500	07/15/30	1,806
2,067		GNMA	7.000	02/15/28	2,254
386		GNMA	7.000	01/15/28	421
2,085		GNMA	7.000	06/15/28	2,274
58,857		GNMA	6.500	09/15/28	63,568
2,982		GNMA	7.000	06/15/28	3,252
32,796		GNMA	8.500	10/20/30	36,514
2,710		GNMA	6.500	03/15/33	2,884
16,136		GNMA	7.500	02/15/32	17,586
895,633		GNMA	5.500	07/15/33	930,689
809,744		GNMA	5.500	02/20/35	835,268
1,952,513		GNMA	5.500	09/15/33	2,028,936
7,063		GNMA	7.000	06/20/31	7,694
4,861		GNMA	8.500	12/15/30	5,431

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 7,123		GNMA	6.500%	07/15/31		$7,673
30,220		GNMA	7.000	07/15/31		33,026
31,259		GNMA	7.000	07/15/31		34,162
		TOTAL MORTGAGE BACKED				743,291,283

MUNICIPAL BONDS - 0.03%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	694,020
		TOTAL MUNICIPAL BONDS				694,020

U.S. TREASURY SECURITIES - 17.92%
44,236,000		United States Treasury Bond	8.000	11/15/21		61,031,877
20,650,000		United States Treasury Bond	5.250	02/15/29		23,224,807
5,194,000		United States Treasury Bond	5.380	02/15/31		5,961,736
101,000		United States Treasury Bond	4.500	02/15/36		104,046
2,509,000		United States Treasury Bond	4.380	02/15/38		2,533,699
1,030,000		United States Treasury Note	0.880	03/31/11		1,028,592
29,350,000		United States Treasury Note	0.880	05/31/11		29,244,634
20,850,000	h	United States Treasury Note	1.130	06/30/11		20,851,668
4,659,000		United States Treasury Note	1.380	05/15/12		4,632,816
4,000,000		United States Treasury Note	1.880	06/15/12		4,029,080
4,530,000		United States Treasury Note	3.130	08/31/13		4,693,152
17,458,000		United States Treasury Note	2.750	10/31/13		17,781,252
41,182,000		United States Treasury Note	2.000	11/30/13		40,577,118
29,287,000		United States Treasury Note	1.880	04/30/14		28,419,812
33,740,000		United States Treasury Note	2.250	05/31/14		33,286,534
19,350,000		United States Treasury Note	2.630	06/30/14		19,410,566
3,750,000		United States Treasury Note	2.630	02/29/16		3,638,966
4,600,000		United States Treasury Note	2.380	03/31/16		4,383,299
3,475,000		United States Treasury Note	2.630	04/30/16		3,359,891
11,900,000		United States Treasury Note	3.250	05/31/16		11,952,063
12,763,000		United States Treasury Note	4.750	08/15/17		13,991,439
12,312,000		United States Treasury Note	4.000	08/15/18		12,770,819
20,000		United States Treasury Note	2.750	02/15/19		18,731
2,973,000		United States Treasury Note	3.130	05/15/19		2,875,456
3,000,000		United States Treasury Note	6.380	08/15/27		3,786,564
8,990,000		United States Treasury Note	3.500	02/15/39		7,773,563
11,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		4,873,506
		TOTAL U.S. TREASURY SECURITIES				366,235,686

		TOTAL GOVERNMENT BONDS				1,285,167,661
		(Cost $1,255,115,628)

		TOTAL BONDS				1,831,725,013
		(Cost $1,794,784,233)

STRUCTURED ASSETS - 7.02%

ASSET BACKED - 3.63%
4,688,713		AmeriCredit Automobile Receivables Trust	5.160	04/06/12	Aa3	4,730,286
		Series - 2007 BF (Class A3A)
2,400,000		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	2,406,600
		Series - 2006 AF (Class A4)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 55,677	g	Asset Backed Funding Corp NIM Trust	5.900%	07/26/35	Ca	$6
		Series - 2006 WMC1 (Class N1)
500,000	i	Capital One Auto Finance Trust	0.350	05/15/13	Baa2	457,578
		Series - 2006 C (Class A4)
5,000,000	i	Capital One Multi-Asset Execution Trust	0.350	03/16/15	Aaa	4,807,874
		Series - 2007 A4 (Class A4)
703,544	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	327,233
		Series - 2004 2 (Class 1M1)
715,744	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	283,045
		Series - 2004 2 (Class 1B)
5,450,000		Chase Issuance Trust	4.260	05/15/13	Aaa	5,606,945
		Series - 2008 A9 (Class A9)
1,050,273		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aa2	752,912
		Series - 2002 1 (Class AF6)
1,600,000		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	1,503,941
		Series - 2006 1 (Class A3)
4,700,000		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	4,402,839
		Series - 2006 2 (Class A3)
5,000,000		CNH Equipment Trust	5.280	11/15/12	Aaa	5,182,235
		Series - 2009 A (Class A3)
1,373,656	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	1,150,835
		Series - 2007 MX1 (Class A1)
7,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	3,237,232
		Series - 2007 1A (Class AF3)
48,933	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.620	11/25/35	B1	46,338
		Series - 2005 HE2 (Class A3)
1,388,047		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	1,115,651
		Series - 2006 HLTV (Class A3)
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	586,648
		Series - 2006 HLTV (Class A4)
5,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	2,662,712
		Series - 2007 1 (Class A3F)
386,151		HFC Home Equity Loan Asset Backed Certificates	5.790	03/20/36	Aaa	380,928
		Series - 2006 4 (Class A1F)
1,040,590		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	971,338
		Series - 2007 1 (Class A1F)
524,046		Household Automotive Trust	5.610	08/17/11	Aaa	533,902
		Series - 2006 2 (Class A3)
4,510,000		Household Credit Card Master Note Trust I	5.100	06/15/12	Aaa	4,519,877
		Series - 2006 1 (Class A)
4,000,000	g	JPMorgan Auto Receivables Trust	5.220	07/15/15	A1	3,845,000
		Series - 2008 A (Class C)
1,875,745	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	1,892,622
		Series - 2007 A (Class A3)
1,331,685	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	1,173,897
		Series - 2006 1A (Class A)
1,451,035	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	1,150,898
		Series - 2007 1A (Class A)
1,150,000		Merrill Auto Trust Securitization	6.150	04/15/15	Aaa	1,188,412
		Series - 2008 1 (Class A4A)
2,182,359		Nissan Auto Lease Trust	5.100	07/16/12	Aaa	2,183,197
		Series - 2006 A (Class A4)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 8,000,000	i	Residential Asset Mortgage Products, Inc	0.930%	11/25/34	Aa1	$5,195,491
		Series - 2004 RS11 (Class M1)
286,507	i	Residential Asset Securities Corp	6.490	10/25/30	Aaa	201,569
		Series - 2001 KS2 (Class AI6)
1,400,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	1,200,542
		Series - 2006 HI5 (Class A2)
2,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	1,602,777
		Series - 2006 HI5 (Class A3)
1,248,663		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	1,158,213
		Series - 2006 HI2 (Class A2)
2,020,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	1,169,980
		Series - 2006 HI3 (Class A3)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	44,684
		Series - 2006 HI1 (Class M2)
6,760,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	4,056,072
		Series - 2006 HI4 (Class A3)
491,656	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	394,218
		Series - 2006 1A (Class A1)
1,710,719	g	Wachovia Auto Loan Owner Trust	5.230	08/22/11	Aaa	1,721,352
		Series - 2006 2A (Class A3)
702,047	g,i	Wachovia Loan Trust	0.670	05/25/35	Aaa	396,412
		Series - 2005 SD1 (Class A)
		TOTAL ASSET BACKED				74,242,291

OTHER MORTGAGE BACKED - 3.39%
350,000	i	Banc of America Commercial Mortgage, Inc	5.560	06/10/39	Aaa	315,771
		Series - 2004 3 (Class A5)
1,340,000	i	Banc of America Commercial Mortgage, Inc	5.240	11/10/42	Aaa	1,171,202
		Series - 2005 1 (Class A5)
1,320,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	1,039,722
		Series - 2006 6 (Class A4)
2,250,000	i	Banc of America Commercial Mortgage, Inc	5.630	04/10/49	Aaa	2,042,867
		Series - 2007 2 (Class A2)
405,445		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	389,202
		Series - 2006 1 (Class A8)
316,440		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	299,530
		Series - 2004 8 (Class 3A1)
865,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	785,217
		Series - 2004 PWR4 (Class A3)
890,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	774,297
		Series - 2004 T16 (Class A6)
950,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	789,235
		Series - 2006 PW14 (Class A4)
1,465,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	1,244,499
		Series - 2006 T24 (Class A4)
		Bear Stearns Commercial Mortgage Securities Series 2006-
825,000	i	PW11 (Class A4)	5.620	03/11/39	Aaa	708,250
		Series - 2006 PW11 (Class A4)
1,400,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.890	11/15/44	Aaa	1,116,100
		Series - 2007 CD5 (Class A4)
6,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	4,899,556
		Series - 2006 CD3 (Class A5)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$4,395,000	i	Commercial Mortgage Pass Through Certificates	6.010%	12/10/49	Aaa	$3,492,975
		Series - 2007 C9 (Class A4)
1,914,325		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	1,733,067
		Series - 2004 30CB (Class 1A15)
1,500,000		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	1,181,325
		Series - 2004 29CB (Class A7)
1,051,269		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	970,174
		Series - 2005 17 (Class 1A10)
3,055,946	g,i	Credit Suisse Mortgage Capital Certificates	0.500	04/15/22	Aaa	2,342,312
		Series - 2007 TF2A (Class A1)
820,000	i	Credit Suisse Mortgage Capital Certificates	5.700	09/15/40	NR	563,060
		Series - 2007 C5 (Class A4)
1,360,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	914,996
		Series - 2007 C1 (Class A3)
750,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	504,095
		Series - 2007 C2 (Class A3)
		Credit Suisse/Morgan Stanley Commercial Mortgage
980,464	g,i	Certificate	0.510	05/15/23	Aaa	765,047
		Series - 2006 HC1A (Class A1)
920,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	830,497
		Series - 2003 C3 (Class A5)
3,175,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	2,707,179
		Series - 2005 C5 (Class A4)
1,360,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	1,163,308
		Series - 2005 GG5 (Class A5)
2,795,000	i	Greenwich Capital Commercial Funding Corp	6.110	07/10/38	Aaa	2,292,690
		Series - 2006 GG7 (Class A4)
4,535,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	3,614,915
		Series - 2007 GG9 (Class A4)
2,000,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	1,809,867
		Series - 2007 GG11 (Class A2)
3,665,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	2,946,817
		Series - 2007 GG11 (Class A4)
1,320,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	1,087,104
		Series - 2006 GG6 (Class A4)
1,350,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	1,101,069
		Series - 2006 GG8 (Class A4)
1,000,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	766,595
		Series - 2006 LDP9 (Class A3)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.500	02/15/20	Aaa	849,554
		Series - 2006 FL1A (Class A2)
1,490,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	1,384,390
		Series - 2003 CB6 (Class A2)
465,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	04/15/45	Aaa	446,906
		Series - 2006 LDP7 (Class A2)
1,250,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	Aaa	941,257
		Series - 2007 CB18 (Class A4)
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.940	02/12/49	Aaa	647,925
		Series - 2007 CB19 (Class AM)
725,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.800	02/12/51	Aaa	255,988
		Series - 2008 C2 (Class AM)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$1,620,000		LB-UBS Commercial Mortgage Trust	4.740%	02/15/30	Aaa	$1,420,159
		Series - 2005 C1 (Class A4)
650,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	610,662
		Series - 2003 C1 (Class A4)
1,305,000	i	LB-UBS Commercial Mortgage Trust	6.320	04/15/41	Aaa	1,067,755
		Series - 2008 C1 (Class A2)
861,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	541,223
		Series - 2005 CIP1 (Class AM)
700,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	Aaa	569,911
		Series - 2006 C1 (Class A4)
775,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	A3	130,748
		Series - 2008 C1 (Class C)
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.600	02/12/39	Aaa	1,117,526
		Series - 2006 1 (Class A4)
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	Aaa	598,528
		Series - 2007 8 (Class AM)
525,639		Morgan Stanley Capital I	4.690	06/13/41	Aaa	523,395
		Series - 2004 T15 (Class A2)
900,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	811,930
		Series - 2004 T15 (Class A4)
250,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	202,317
		Series - 0 HQ10 (Class A4)
1,800,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	1,622,696
		Series - 2005 HQ5 (Class A4)
1,745,000	i	Morgan Stanley Capital I	5.690	04/15/49	Aaa	1,271,970
		Series - 2007 IQ14 (Class A4)
1,780,000		Morgan Stanley Capital I	5.810	12/12/49	NR	1,356,330
		Series - 2007 IQ16 (Class A4)
697,655		Morgan Stanley Capital I	4.810	01/14/42	Aaa	704,229
		Series - 2005 HQ5 (Class A2)
1,740,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	1,318,333
		Series - 2007 IQ13 (Class A4)
670,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	549,817
		Series - 2006 HQ9 (Class A4)
1,925,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.440	09/15/21	A1	962,500
		Series - 2006 WL7A (Class A2)
500,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	458,928
		Series - 2007 C31 (Class A2)
2,093,317	i	Wells Fargo Mortgage Backed Securities Trust	5.070	03/25/36	NR	1,498,874
		Series - 2006 AR2 (Class 2A3)
1,551,265	i	Wells Fargo Mortgage Backed Securities Trust	5.860	04/25/36	NR	1,122,177
		Series - 2006 AR4 (Class 1A1)
		TOTAL OTHER MORTGAGE BACKED				69,348,568

		TOTAL STRUCTURED ASSETS				143,590,859
		(Cost $168,359,025)
SHARES		COMPANY
PREFERRED STOCKS - 0.03%

MORTGAGE BACKED - 0.03%
109,857	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	134,026
346,458	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	464,253
		Total MORTGAGE BACKED				598,279

TIAA-CREF FUNDS - Bond Fund

			MATURITY
			DATE	VALUE
		TOTAL PREFERRED STOCKS		$598,279
		(Cost $11,407,875)
PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 8.88%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.16%
$20,000,000		Federal Home Loan Bank (FHLB)	09/29/09	19,992,500
7,000,000		FHLB	07/13/09	6,999,603
20,980,000		FHLB	07/01/09	20,980,000
15,855,000		Federal Home Loan Mortgage Corp (FHLMC)	08/18/09	15,852,040
5,292,000		FHLMC	07/13/09	5,291,700
56,895,000		Federal National Mortgage Association (FNMA)	07/13/09	56,892,031
20,355,000		FNMA	09/21/09	20,348,040
				146,355,914

U.S. TREASURY BILLS - 1.72%
35,200,000		United States Treasury Bill	07/23/09	35,196,773
				35,196,773

		TOTAL SHORT-TERM INVESTMENTS		181,552,687
		(Cost $181,547,376)

		TOTAL INVESTMENTS - 105.57%		2,157,466,838
		(Cost $2,156,098,509)
		OTHER ASSETS AND LIABILITIES, NET - (5.57)%		(113,763,570)
		NET ASSETS - 100.00%		$2,043,703,268

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Corporation
		LP - Limited Partnership
		NR - Not Rated by Moody's
		plc - Public Limited Company
		WR - Withdrawn Rating

	†	As provided by Moody's Investors Services.
	*	Non-income producing.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2009 the value of these securities amounted to $75,414,462 or 3.69% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.
	j	Zero coupon.
	n	In default.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
BONDS - 88.55%

CORPORATE BONDS - 38.38%

AMUSEMENT AND RECREATION SERVICES - 0.20%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$374,464
575,000		Walt Disney Co	4.500	12/15/13	A2	599,415
		TOTAL AMUSEMENT AND RECREATION SERVICES				973,879

APPAREL AND ACCESSORY STORES - 0.11%
500,000		Nordstrom, Inc	6.750	06/01/14	Baa2	519,756
		TOTAL APPAREL AND ACCESSORY STORES				519,756

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
275,000		Home Depot, Inc	5.250	12/16/13	Baa1	282,548
275,000		Lowe's Cos, Inc	8.250	06/01/10	A1	292,160
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				574,708

BUSINESS SERVICES - 0.99%
250,000		Daimler Finance North America LLC	5.880	03/15/11	A3	254,156
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3	255,099
500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	496,627
750,000	i	Interpublic Group of Cos, Inc	2.880	11/15/10	Ba3	734,999
630,000		Lamar Media Corp	7.250	01/01/13	B2	599,288
187,000		Lamar Media Corp	6.630	08/15/15	B2	158,015
200,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	196,000
300,000		Nielsen Finance LLC	10.000	08/01/14	Caa1	283,875
550,000		Oracle Corp	3.750	07/08/14	A2	550,000
500,000	g	Scientific Games International, Inc	9.250	06/15/19	Ba3	500,000
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	554,250
200,000		WPP Finance UK	8.000	09/15/14	Baa2	203,106
		TOTAL BUSINESS SERVICES				4,785,415

CHEMICALS AND ALLIED PRODUCTS - 1.33%
150,000		Abbott Laboratories	5.600	05/15/11	A1	160,259
310,000		Abbott Laboratories	5.130	04/01/19	A1	319,185
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	355,149
200,000		Amgen, Inc	5.850	06/01/17	A3	212,222
150,000		Bristol-Myers Squibb Co	6.130	05/01/38	A2	162,090
500,000		Eli Lilly & Co	3.550	03/06/12	A1	517,991
150,000		Eli Lilly & Co	5.950	11/15/37	A1	157,322
500,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	529,601
185,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	201,175
500,000		Koppers, Inc	9.880	10/15/13	Ba3	492,500
250,000	g	Nalco Co	8.250	05/15/17	Ba2	251,250
375,000		Novartis Capital Corp	4.130	02/10/14	Aa2	386,014
400,000		Novartis Securities Investment Ltd	5.130	02/10/19	Aa2	409,234
500,000		Pfizer, Inc	4.450	03/15/12	Aa2	524,620

TIAA-CREF FUNDS - Bond Plus Fund
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

$ 500,000		Pfizer, Inc	6.200%	03/15/19	Aa2	$546,811
200,000		Praxair, Inc	5.250	11/15/14	A2	212,613
250,000		Procter & Gamble Co	5.550	03/05/37	Aa3	253,172
220,000		Schering-Plough Corp	6.550	09/15/37	Baa1	235,924
500,000	g	Valeant Pharmaceuticals International	8.380	06/15/16	Ba3	496,250
		TOTAL CHEMICALS AND ALLIED PRODUCTS				6,423,382

COAL MINING - 0.03%
250,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	B3	128,750
		TOTAL COAL MINING				128,750

COMMUNICATIONS - 4.59%
500,000		Allbritton Communications Co	7.750	12/15/12	Caa1	386,250
150,000		America Movil SAB de C.V.	6.130	11/15/37	A3	137,138
275,000		AT&T, Inc	6.700	11/15/13	A2	302,011
275,000		AT&T, Inc	6.150	09/15/34	A2	261,064
650,000		AT&T, Inc	6.500	09/01/37	A2	644,701
575,000		AT&T, Inc	6.550	02/15/39	A2	573,978
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	Ba1	731,250
550,000		Comcast Corp	6.500	11/15/35	Baa1	555,991
100,000		Comcast Corp	6.550	07/01/39	Baa1	99,829
500,000	g	Cricket Communications, Inc	7.750	05/15/16	Ba2	481,250
151,000	g	CSC Holdings, Inc	8.500	04/15/14	Ba3	149,679
750,000		DirecTV Holdings LLC	7.630	05/15/16	Ba3	729,375
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	475,000
275,000	h	France Telecom S.A.	5.380	07/08/19	A3	276,988
500,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	510,000
500,000	g	Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	482,500
275,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	296,578
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	335,173
250,000	g	Qtel International Finance Ltd	7.880	06/10/19	A1	254,344
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	485,000
500,000		Qwest Corp	8.880	03/15/12	Ba1	503,750
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa2	582,573
550,000		Rogers Communications, Inc	6.800	08/15/18	Baa2	589,614
300,000		Rogers Wireless, Inc	8.000	12/15/12	Baa3	309,000
525,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	429,188
75,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	71,799
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	75,874
325,000	h	Telefonica Emisiones SAU	5.880	07/15/19	Baa1	335,073
460,000	g	Telemar Norte Leste S.A.	9.500	04/23/19	Baa3	500,825
425,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	447,799
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	998,600
275,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	286,431
350,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	407,730
625,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	709,136
300,000		Verizon Communications, Inc	4.350	02/15/13	A3	306,439
210,000		Verizon Communications, Inc	8.750	11/01/18	A3	248,741
200,000		Verizon Communications, Inc	6.350	04/01/19	A3	208,058
475,000		Verizon Communications, Inc	8.950	03/01/39	A3	599,839
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	2,306,193
275,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	275,603

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$1,050,000	g	Verizon Wireless Capital LLC	3.750%	05/20/11	A2	$1,071,496
500,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	530,814
800,000	g	Verizon Wireless Capital LLC	8.500	11/15/18	A2	956,073
250,000		Viacom, Inc	5.750	04/30/11	Baa3	255,941
75,000		Viacom, Inc	6.130	10/05/17	Baa3	72,887
200,000		Vodafone Group plc	4.150	06/10/14	Baa1	196,862
300,000		Vodafone Group plc	5.380	01/30/15	Baa1	306,010
275,000		Vodafone Group plc	5.450	06/10/19	Baa1	270,422
		TOTAL COMMUNICATIONS				22,020,869

DEPOSITORY INSTITUTIONS - 8.34%
275,000		Bank of America Corp	6.250	04/15/12	A2	282,543
500,000		Bank of America Corp	2.380	06/22/12	Aaa	505,001
350,000		Bank of America Corp	7.380	05/15/14	A2	361,556
25,000		Bank of America Corp	6.000	09/01/17	A2	22,730
350,000		Bank of America Corp	5.750	12/01/17	A2	311,650
525,000		Bank of America Corp	7.630	06/01/19	A2	527,342
650,000		Bank of America NA	5.300	03/15/17	A1	551,491
375,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	381,046
275,000		Bank of New York Mellon Corp	5.450	05/15/19	Aa2	282,317
550,000		Bank One Corp	5.250	01/30/13	A1	554,952
500,000		Capital One Bank USA NA	8.800	07/15/19	A3	510,812
300,000		Citigroup, Inc	5.100	09/29/11	A3	293,776
4,500,000		Citigroup, Inc	2.130	04/30/12	Aaa	4,519,754
500,000		Citigroup, Inc	5.300	10/17/12	A3	482,279
750,000		Citigroup, Inc	5.130	05/05/14	A3	682,760
1,050,000		Citigroup, Inc	8.500	05/22/19	A3	1,068,101
525,000		Citigroup, Inc	6.880	03/05/38	A3	463,662
137,522	i	Countrywide Home Equity Loan Trust	0.540	02/15/29	B3	53,352
300,000		Credit Suisse	5.000	05/15/13	Aa1	306,697
1,000,000		Credit Suisse	5.500	05/01/14	Aa1	1,038,940
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	1,708,125
250,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	256,618
250,000		Golden West Financial Corp	4.750	10/01/12	A1	253,269
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A3	193,377
275,000	i	ING Groep NV	5.780	12/30/49	A3	160,875
550,000		JPMorgan Chase & Co	7.880	06/15/10	A1	572,942
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	282,708
1,500,000		JPMorgan Chase & Co	2.130	12/26/12	Aaa	1,492,413
225,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	223,517
800,000		JPMorgan Chase & Co	6.300	04/23/19	Aa3	804,659
750,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	751,891
500,000		KeyBank NA	3.200	06/15/12	Aaa	516,884
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	538,882
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A3	188,674
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,168,553
2,000,000		New York Community Bank	3.000	12/16/11	Aaa	2,055,754
900,000		Northern Trust Corp	4.630	05/01/14	A1	924,847
700,000	g,i	Rabobank Nederland NV	11.000	12/30/49	Aa2	778,750
2,000,000		Regions Bank	3.250	12/09/11	Aaa	2,075,132
500,000	g	RSHB Capital S.A. for OJSC Russian Agricultural Bank	9.000	06/11/14	Baa1	505,000
500,000	g	Shinhan Bank	6.000	06/29/12	A2	497,817

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$2,000,000		Sovereign Bank	2.750%	01/17/12	Aaa	$2,026,710
1,600,000		State Street Corp	2.150	04/30/12	Aaa	1,607,240
450,000		State Street Corp	4.300	05/30/14	A1	444,889
100,000		Union Bank of California NA	5.950	05/11/16	A3	92,510
375,000		Wachovia Bank NA	4.800	11/01/14	Aa3	363,455
350,000		Wachovia Bank NA	5.850	02/01/37	Aa3	308,748
175,000		Wachovia Corp	5.300	10/15/11	A1	182,367
2,000,000		Wells Fargo & Co	5.300	08/26/11	A1	2,114,819
2,000,000		Wells Fargo & Co	2.130	06/15/12	Aaa	2,005,858
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	1,754,238
		TOTAL DEPOSITORY INSTITUTIONS				40,052,282

ELECTRIC, GAS, AND SANITARY SERVICES - 3.10%
450,000		Alabama Power Co	5.800	11/15/13	A2	487,541
250,000		Atmos Energy Corp	8.500	03/15/19	Baa2	291,962
190,000		Carolina Power & Light Co	5.130	09/15/13	A2	201,109
250,000		Carolina Power & Light Co	5.300	01/15/19	A2	260,998
275,000		Carolina Power & Light Co	5.700	04/01/35	A2	272,663
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	215,906
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	225,720
400,000		CMS Energy Corp	8.750	06/15/19	Ba1	404,689
200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	191,871
200,000		Connecticut Light & Power Co	5.500	02/01/19	A3	208,746
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	880,373
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	281,412
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	525,983
250,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	298,135
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	537,590
500,000		Duke Energy Corp	6.300	02/01/14	Baa2	539,820
375,000		Energy Transfer Partners LP	9.000	04/15/19	Baa3	428,229
250,000		Florida Power & Light Co	5.960	04/01/39	Aa3	268,139
550,000		Florida Power Corp	4.500	06/01/10	A2	563,876
900,000		Georgia Power Co	6.000	11/01/13	A2	981,579
250,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	268,694
100,000	g	Kansas Gas & Electric	6.700	06/15/19	Baa2	105,019
75,000		Kinder Morgan Energy Partners LP	5.630	02/15/15	Baa2	75,804
500,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	498,761
417,400		Midwest Generation LLC	8.560	01/02/16	Ba1	409,052
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	245,620
250,000		Nevada Power Co	6.650	04/01/36	Baa3	254,278
200,000		NiSource Finance Corp	10.750	03/15/16	Baa3	221,839
500,000		NRG Energy, Inc	7.250	02/01/14	B1	485,000
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	51,297
325,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	396,607
150,000		Pacific Gas & Electric Co	6.250	03/01/39	A3	160,310
150,000		Pacificorp	6.000	01/15/39	A3	157,207
500,000		PG&E Corp	5.750	04/01/14	Baa1	532,759
50,000		Potomac Electric Power Co	7.900	12/15/38	Baa1	61,729
275,000		Progress Energy, Inc	7.050	03/15/19	Baa2	305,113
500,000		Public Service Co of Colorado	4.880	03/01/13	A3	520,607
275,000		Public Service Co of Colorado	5.500	04/01/14	A3	296,208
325,000		Public Service Electric & Gas Co	6.330	11/01/13	A3	355,310

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 250,000		Puget Sound Energy, Inc	6.270%	03/15/37	Baa2	$228,948
150,000		San Diego Gas & Electric Co	6.000	06/01/39	A1	159,490
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	621,225
175,000		Veolia Environnement	5.250	06/03/13	A3	180,895
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	281,387
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				14,939,500

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.60%
262,000		Analog Devices, Inc	5.000	07/01/14	A3	262,448
75,000		General Electric Co	5.250	12/06/17	Aa2	73,653
500,000		L-3 Communications Corp	7.630	06/15/12	Ba3	501,250
300,000		Nokia OYJ	5.380	05/15/19	A1	303,521
400,000		Whirlpool Corp	8.000	05/01/12	Baa3	413,990
1,100,000		Whirlpool Corp	8.600	05/01/14	Baa3	1,149,499
250,000	j	WMG Holdings Corp	0.000	12/15/14	B1	196,250
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,900,611

ENGINEERING AND MANAGEMENT SERVICES - 0.11%
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	510,315
		TOTAL ENGINEERING AND MANAGEMENT SERVICES				510,315

FABRICATED METAL PRODUCTS - 0.17%
167,000		Ball Corp	6.880	12/15/12	Ba1	165,748
150,000		CRH America, Inc	6.950	03/15/12	Baa1	150,726
500,000		Crown Americas LLC	7.630	11/15/13	B1	487,500
		TOTAL FABRICATED METAL PRODUCTS				803,974

FOOD AND KINDRED PRODUCTS - 0.76%
500,000		Bottling Group LLC	6.950	03/15/14	Aa2	570,290
100,000		Bottling Group LLC	5.130	01/15/19	A2	101,924
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	229,242
500,000		Bunge Ltd Finance Corp	8.500	06/15/19	Baa2	522,826
250,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	252,824
313,000		Diageo Capital plc	5.130	01/30/12	A3	326,213
450,000		General Mills, Inc	5.650	02/15/19	Baa1	470,324
225,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	236,976
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	546,094
150,000		PepsiAmericas, Inc	5.750	07/31/12	Baa1	160,756
25,000		PepsiAmericas, Inc	4.380	02/15/14	Baa1	25,182
175,000		PepsiCo, Inc	7.900	11/01/18	Aa2	212,906
		TOTAL FOOD AND KINDRED PRODUCTS				3,655,557

FOOD STORES - 0.67%
275,000		Delhaize Group	5.880	02/01/14	Baa3	282,339
250,000		Delhaize Group	6.500	06/15/17	Baa3	255,293
500,000	g	Ingles Markets, Inc	8.880	05/15/17	B1	492,500
550,000		Kroger Co	6.800	04/01/11	Baa2	582,264
50,000		Kroger Co	6.800	12/15/18	Baa2	53,519
275,000		Safeway, Inc	4.950	08/16/10	Baa2	280,646
100,000		Safeway, Inc	6.250	03/15/14	Baa2	107,314
400,000		Safeway, Inc	6.350	08/15/17	Baa2	422,709

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 750,000		Stater Brothers Holdings	8.130%	06/15/12	B2	$738,750
		TOTAL FOOD STORES				3,215,334

GENERAL MERCHANDISE STORES - 0.29%
125,000		TJX Cos, Inc	6.950	04/15/19	A3	139,269
625,000		Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	616,655
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	238,371
375,000		Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	402,998
		TOTAL GENERAL MERCHANDISE STORES				1,397,293

HEALTH SERVICES - 0.58%
750,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	Ba2	723,750
365,000		DaVita, Inc	6.630	03/15/13	B1	344,013
250,000		Express Scripts, Inc	7.250	06/15/19	Baa3	275,686
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	417,000
262,000	o	HCA, Inc	9.630	11/15/16	B2	259,380
500,000	g	HCA, Inc	8.500	04/15/19	Ba3	490,000
250,000	g	US Oncology, Inc	9.130	08/15/17	Ba3	248,125
		TOTAL HEALTH SERVICES				2,757,954

HOLDING AND OTHER INVESTMENT OFFICES - 0.31%
120,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	125,342
100,000		Brandywine Operating Partnership LP	5.700	05/01/17	Baa3	69,314
25,000		Federal Realty Investment Trust	5.650	06/01/16	Baa1	21,898
50,000		National Retail Properties, Inc	6.880	10/15/17	Baa2	42,667
25,000		ProLogis	5.500	04/01/12	Baa2	23,015
100,000		ProLogis	5.500	03/01/13	Baa2	87,654
175,000		ProLogis	5.630	11/15/16	Baa2	134,522
400,000		ProLogis	6.630	05/15/18	Baa2	314,962
150,000		Realty Income Corp	5.950	09/15/16	Baa1	133,423
150,000		Regency Centers LP	5.250	08/01/15	Baa2	121,770
25,000		Regency Centers LP	5.880	06/15/17	Baa2	20,253
75,000		Simon Property Group LP	6.750	05/15/14	A3	75,360
210,000		Simon Property Group LP	10.350	04/01/19	A3	238,609
100,000		Washington Real Estate Investment Trust	5.950	06/15/11	Baa1	94,353
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,503,142

HOTELS AND OTHER LODGING PLACES - 0.18%
835,000	g	MGM Mirage	10.380	05/15/14	B1	866,313
		TOTAL HOTELS AND OTHER LODGING PLACES				866,313

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.08%
100,000		Black & Decker Corp	8.950	04/15/14	Baa3	109,640
500,000		Caterpillar, Inc	6.050	08/15/36	A2	476,956
225,000		Dell, Inc	3.380	06/15/12	A2	229,036
125,000		Dell, Inc	5.880	06/15/19	A2	127,588
475,000		Hewlett-Packard Co	4.250	02/24/12	A2	495,777
525,000		Hewlett-Packard Co	4.750	06/02/14	A2	548,069
200,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	219,017
1,000,000		International Business Machines Corp	6.500	10/15/13	A1	1,117,669
275,000		International Game Technology	7.500	06/15/19	Baa2	277,470

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 400,000		Scientific Games Corp	6.250%	12/15/12	Ba3	$381,500
575,000	g	Seagate Technology International	10.000	05/01/14	Ba1	592,968
525,000		Xerox Corp	8.250	05/15/14	Baa2	545,928
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				5,121,618

INSTRUMENTS AND RELATED PRODUCTS - 0.25%
275,000		Medtronic, Inc	4.750	09/15/15	A1	289,235
125,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	156,417
275,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	276,375
500,000		Xerox Corp	7.630	06/15/13	Baa2	503,616
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,225,643

INSURANCE CARRIERS - 1.20%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	283,985
240,000		Aetna, Inc	6.500	09/15/18	A3	240,421
150,000		Aetna, Inc	6.630	06/15/36	A3	136,357
800,000		Aflac, Inc	8.500	05/15/19	A2	854,827
375,000		Allstate Corp	7.450	05/16/19	A3	405,698
400,000		American Financial Group, Inc	9.880	06/15/19	Baa2	400,128
400,000		Chubb Corp	6.000	05/11/37	A2	404,851
550,000		Metlife, Inc	5.000	06/15/15	A2	524,016
275,000		Metlife, Inc	5.700	06/15/35	A2	240,193
525,000		MetLife, Inc	6.750	06/01/16	A2	534,479
875,000		Prudential Financial, Inc	7.380	06/15/19	Baa2	859,100
300,000	g	Prudential Funding LLC	6.750	09/15/23	A3	279,026
350,000		Travelers Cos, Inc	5.900	06/02/19	A2	360,583
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	241,271
		TOTAL INSURANCE CARRIERS				5,764,935

JUSTICE, PUBLIC ORDER AND SAFETY - 0.10%
500,000		Corrections Corp of America	7.750	06/01/17	Ba2	492,500
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				492,500

LEGAL SERVICES - 0.10%
500,000		FTI Consulting, Inc	7.630	06/15/13	Ba2	486,250
		TOTAL LEGAL SERVICES				486,250

METAL MINING - 0.13%
350,000	g	Teck Resources Ltd	9.750	05/15/14	Ba3	362,250
250,000	g	Teck Resources Ltd	10.750	05/15/19	Ba3	268,750
		TOTAL METAL MINING				631,000

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
500,000		Harsco Corp	5.130	09/15/13	Baa1	508,726
525,000		Hasbro, Inc	6.130	05/15/14	Baa2	539,676
350,000	g	WMG Acquisition Corp	9.500	06/15/16	Ba2	348,250
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				1,396,652

MISCELLANEOUS RETAIL - 0.17%
50,000		CVS Caremark Corp	6.600	03/15/19	Baa2	53,425
150,000		Staples, Inc	7.750	04/01/11	Baa2	158,625

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 100,000		Staples, Inc	9.750%	01/15/14	Baa2	$111,693
500,000		Susser Holdings LLC	10.630	12/15/13	B3	501,250
		TOTAL MISCELLANEOUS RETAIL				824,993

MOTION PICTURES - 0.13%
375,000		Time Warner, Inc	6.880	05/01/12	Baa2	401,155
275,000		Time Warner, Inc	6.500	11/15/36	Baa2	240,817
		TOTAL MOTION PICTURES				641,972

NONDEPOSITORY INSTITUTIONS - 4.08%
175,000		American Express Co	7.000	03/19/18	A3	169,932
350,000		American Express Co	8.130	05/20/19	A3	363,205
550,000	g	American Honda Finance Corp	5.130	12/15/10	A1	542,655
500,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	543,125
350,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	371,291
550,000		Capital One Financial Corp	5.700	09/15/11	Baa1	552,440
600,000		CIT Group, Inc	5.850	09/15/16	Ba2	338,732
300,000		Countrywide Financial Corp	6.250	05/15/16	A3	266,153
225,000		General Electric Capital Corp	5.880	02/15/12	Aa2	235,011
2,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	2,017,698
600,000		General Electric Capital Corp	2.200	06/08/12	Aaa	603,074
525,000		General Electric Capital Corp	5.900	05/13/14	Aa2	535,847
2,700,000		General Electric Capital Corp	5.500	06/04/14	Aa2	2,689,223
400,000		General Electric Capital Corp	6.880	01/10/39	Aa2	360,045
2,000,000		GMAC, Inc	2.200	12/19/12	Aaa	1,991,938
650,000		HSBC Finance Corp	5.250	01/14/11	A3	654,389
1,500,000		HSBC Finance Corp	6.380	11/27/12	A3	1,525,719
415,000		International Lease Finance Corp	5.750	06/15/11	Baa2	344,144
275,000		International Lease Finance Corp	5.630	09/20/13	Baa2	207,751
250,000		International Lease Finance Corp	6.630	11/15/13	Baa2	192,427
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	Aaa	316,900
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	1,024,528
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	540,532
250,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	247,675
275,000		MBNA Corp	6.130	03/01/13	A2	278,930
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	422,537
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	313,456
1,450,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	1,370,392
600,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	579,682
		TOTAL NONDEPOSITORY INSTITUTIONS				19,599,431

OIL AND GAS EXTRACTION - 2.17%
525,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	569,158
250,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	280,057
275,000		Anadarko Petroleum Corp	7.950	06/15/39	Baa3	285,947
500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	471,250
425,000		Baker Hughes, Inc	6.500	11/15/13	A2	471,386
250,000		Baker Hughes, Inc	6.880	01/15/29	A2	262,839
330,000		Berry Petroleum Co	10.250	06/01/14	B2	333,300
300,000		BJ Services Co	5.750	06/01/11	Baa1	306,447
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	593,091
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	300,465

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 250,000		Chesapeake Energy Corp	7.630%	07/15/13	Ba3	$237,500
500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	420,000
500,000		Denbury Resources, Inc	7.500	04/01/13	B1	477,500
330,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	A3	330,000
125,000		EnCana Corp	6.500	05/15/19	Baa2	134,001
100,000		EnCana Corp	6.630	08/15/37	Baa2	103,535
500,000		Encore Acquisition Co	6.250	04/15/14	B1	430,000
750,000		Encore Acquisition Co	9.500	05/01/16	B1	738,749
425,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	427,907
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	282,628
225,000		EOG Resources, Inc	5.630	06/01/19	A3	235,490
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	516,083
125,000		Husky Energy, Inc	6.800	09/15/37	Baa2	124,007
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	92,000
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	108,125
240,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	261,600
100,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	108,500
100,000		Range Resources Corp	7.250	05/01/18	Ba3	93,500
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	635,790
300,000		XTO Energy, Inc	4.630	06/15/13	Baa2	301,063
500,000		XTO Energy, Inc	5.750	12/15/13	Baa2	525,715
		TOTAL OIL AND GAS EXTRACTION				10,457,633

PAPER AND ALLIED PRODUCTS - 0.39%
235,000		Domtar Corp	10.750	06/01/17	Ba3	225,600
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	Ba3	727,499
118,000		Graphic Packaging International, Inc	8.500	08/15/11	B3	116,820
375,000		International Paper Co	9.380	05/15/19	Baa3	382,260
500,000	g	Verso Paper Holdings LLC	11.500	07/01/14	Ba2	457,500
		TOTAL PAPER AND ALLIED PRODUCTS				1,909,679

PETROLEUM AND COAL PRODUCTS - 0.95%
500,000	g	Ashland, Inc	9.130	06/01/17	Ba3	520,000
525,000		BP Capital Markets plc	3.130	03/10/12	Aa1	535,554
800,000		BP Capital Markets plc	4.750	03/10/19	Aa1	795,799
525,000		Chevron Corp	3.450	03/03/12	Aa1	541,536
50,000		Chevron Corp	3.950	03/03/14	Aa1	51,478
575,000		ConocoPhillips	6.500	02/01/39	A1	612,050
175,000		Hess Corp	7.000	02/15/14	Baa2	189,532
175,000		Hess Corp	8.130	02/15/19	Baa2	199,229
275,000		Marathon Oil Corp	6.500	02/15/14	Baa1	293,989
175,000		Marathon Oil Corp	7.500	02/15/19	Baa1	191,004
200,000		StatoilHydro ASA	3.880	04/15/14	Aa2	202,841
200,000		Tesoro Corp	9.750	06/01/19	Ba1	197,500
250,000		Valero Energy Corp	6.630	06/15/37	Baa2	213,280
		TOTAL PETROLEUM AND COAL PRODUCTS				4,543,792

PIPELINES, EXCEPT NATURAL GAS - 0.14%
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	482,748
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	173,750
		TOTAL PIPELINES, EXCEPT NATURAL GAS				656,498

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PRIMARY METAL INDUSTRIES - 0.15%
$ 500,000		ArcelorMittal	9.850%	06/01/19	Baa3	$539,606
210,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	206,930
		TOTAL PRIMARY METAL INDUSTRIES				746,536

PRINTING AND PUBLISHING - 0.19%
100,000		News America, Inc	7.250	05/18/18	Baa1	100,901
250,000		News America, Inc	7.630	11/30/28	Baa1	239,414
550,000		Thomson Corp	5.700	10/01/14	Baa1	558,438
		TOTAL PRINTING AND PUBLISHING				898,753

RAILROAD TRANSPORTATION - 0.54%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	295,494
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	149,785
550,000		Canadian National Railway Co	4.400	03/15/13	A3	562,040
175,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	178,930
250,000		Norfolk Southern Corp	5.900	06/15/19	Baa1	259,090
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	278,895
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	579,549
300,000		Union Pacific Corp	5.130	02/15/14	Baa2	310,094
		TOTAL RAILROAD TRANSPORTATION				2,613,877

SECURITY AND COMMODITY BROKERS - 2.53%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa3	280,189
300,000		Charles Schwab Corp	4.950	06/01/14	A2	305,153
750,000		Eaton Vance Corp	6.500	10/02/17	A3	709,657
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	304,725
150,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	155,241
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	628,078
600,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	612,357
325,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	326,189
1,775,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	1,900,619
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	127,205
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	333,373
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	50
1,000,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	1,002,643
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,605,940
925,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	856,139
500,000		Morgan Stanley	5.380	10/15/15	A2	489,926
900,000		Morgan Stanley	5.750	10/18/16	A2	862,827
250,000		Morgan Stanley	6.630	04/01/18	A2	249,227
975,000		Morgan Stanley	7.300	05/13/19	A2	1,011,026
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa3	414,000
		TOTAL SECURITY AND COMMODITY BROKERS				12,174,564

STONE, CLAY, AND GLASS PRODUCTS - 0.13%
310,000		3M Co	4.380	08/15/13	Aa2	329,622
300,000		3M Co	5.700	03/15/37	Aa2	312,516
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				642,138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
TOBACCO PRODUCTS - 0.19%
$ 200,000		Philip Morris International, Inc	4.880%	05/16/13	A2	$209,877
550,000		Philip Morris International, Inc	6.880	03/17/14	A2	620,576
100,000		Philip Morris International, Inc	6.380	05/16/38	A2	106,394
		TOTAL TOBACCO PRODUCTS				936,847

TRANSPORTATION EQUIPMENT - 0.67%
285,000		Boeing Co	5.000	03/15/14	A2	300,055
500,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	470,000
150,000		Honeywell International, Inc	3.880	02/15/14	A2	153,269
550,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	587,104
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,177,490
350,000		United Technologies Corp	6.130	02/01/19	A2	387,376
150,000		United Technologies Corp	6.050	06/01/36	A2	159,099
		TOTAL TRANSPORTATION EQUIPMENT				3,234,393

WHOLESALE TRADE-DURABLE GOODS - 0.10%
500,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	491,250
		TOTAL WHOLESALE TRADE-DURABLE GOODS				491,250

WHOLESALE TRADE-NONDURABLE GOODS - 0.22%
500,000		Inergy LP	6.880	12/15/14	B1	455,000
250,000		McKesson Corp	6.500	02/15/14	Baa3	266,730
275,000		Plains All American Pipeline LP	8.750	05/01/19	Baa3	312,056
65,000		SUPERVALU, Inc	8.000	05/01/16	Ba3	63,050
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,096,836

		TOTAL CORPORATE BONDS				184,616,824
		(Cost $182,641,976)

GOVERNMENT BONDS - 50.17%

AGENCY SECURITIES - 2.56%
650,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	666,894
1,000,000		Federal Home Loan Bank (FHLB)	5.000	11/17/17	Aaa	1,064,114
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.750	03/27/19	Aaa	982,644
990,000		FHLMC	2.500	04/23/14	Aaa	974,327
1,500,000		Federal National Mortgage Association (FNMA)	2.500	05/15/14	Aaa	1,474,619
1,799,015		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,812,220
5,000,000		US Department of Housing and Urban Development	4.790	08/01/11	NR	5,350,675
		TOTAL AGENCY SECURITIES				12,325,493

FOREIGN GOVERNMENT BONDS - 3.03%
500,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	Baa3	501,000
500,000		China Development Bank	5.000	10/15/15	A1	516,040
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	243,338
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	520,980
350,000		Eksportfinans A/S	5.000	02/14/12	Aa1	371,366
275,000		European Investment Bank	4.880	02/15/36	Aaa	265,138
500,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	504,713

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 395,000		Federative Republic of Brazil	6.000%	01/17/17	Ba1	$405,468
750,000		Federative Republic of Brazil	8.000	01/15/18	WR	840,000
500,000		International Finance Corp	5.130	05/02/11	Aaa	514,676
225,000		Italy Government International Bond	5.380	06/12/17	NR	228,679
1,100,000		Italy Government International Bond	6.880	09/27/23	Aa2	1,234,658
250,000		Japan Finance Corp	2.000	06/24/11	Aaa	250,452
60,000		Mexico Government International Bond	6.380	01/16/13	Baa1	64,800
100,000		Mexico Government International Bond	5.880	01/15/14	Baa1	105,250
150,000		Mexico Government International Bond	6.750	09/27/34	Baa1	151,275
120,000		Mexico Government International Bond	6.050	01/11/40	Baa1	109,020
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	50,443
600,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	634,174
600,000		Province of Ontario Canada	3.130	09/08/10	Aa1	612,542
2,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	2,033,671
1,400,000		Province of Ontario Canada	4.100	06/16/14	Aa1	1,427,732
620,000		Province of Quebec Canada	4.630	05/14/18	Aa2	613,489
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	634,189
634,000	g	Qatar Govt International Bond	6.550	04/09/19	Aa2	649,058
100,000		Republic of Ghana	8.500	10/04/17	NR	79,500
135,000		Republic of Peru	7.130	03/30/19	Ba1	144,113
500,000		Republic of Turkey	7.500	11/07/19	Ba3	517,500
300,000		South Africa Government International Bond	6.880	05/27/19	Baa1	308,250
52,000		United Mexican States	5.880	02/17/14	Baa1	54,470
		TOTAL FOREIGN GOVERNMENT BONDS				14,585,984

MORTGAGE BACKED - 37.19%
181,245	h,i	Federal Home Loan Mortgage Corp (FHLMC)	5.880	04/01/37		185,376
1,240,441	h,i	FHLMC	5.740	03/01/37		1,288,056
259,041	h,i	FHLMC	6.000	05/01/37		272,308
1,037,568	h,i	FHLMC	5.830	08/01/37		1,094,802
5,878,480	h,i	FHLMC	5.710	06/01/37		6,171,269
797,452	h,i	FHLMC	5.730	02/01/37		837,701
883,520	h,i	FHLMC	3.730	02/01/36		888,642
749,747		FHLMC	4.500	09/15/35		765,657
2,457,059	h,i	FHLMC	5.790	07/01/36		2,554,433
1,077,933	h,i	FHLMC	6.080	09/01/36		1,128,740
525,432	h,i	FHLMC	4.900	09/01/36		527,549
678,139		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	04/01/36		701,338
321,455		FGLMC	5.000	02/01/36		328,224
625,520		FGLMC	6.500	10/01/36		665,605
123,007		FGLMC	6.500	05/01/36		130,890
729,468		FGLMC	7.000	01/01/36		786,682
1,071,760		FGLMC	5.500	06/01/35		1,110,098
775,399		FGLMC	7.000	05/01/35		841,712
732,178		FGLMC	5.000	11/01/35		747,594
2,513,031		FGLMC	5.500	06/01/35		2,602,926
725,136		FGLMC	5.500	01/01/37		749,942
1,658,954		FGLMC	6.000	11/01/38		1,733,287
1,697,437		FGLMC	5.500	07/01/38		1,754,613
1,000,000	h	FGLMC	6.500	08/15/39		1,059,062
800,000	h	FGLMC	4.000	06/01/39		773,106
1,820,177		FGLMC	5.000	04/01/38		1,853,848

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 105,436		FGLMC	6.000%	09/01/37	$110,166
1,455,668		FGLMC	5.500	04/01/37	1,504,783
658,233		FGLMC	5.000	04/01/38	670,409
2,791,573		FGLMC	5.000	12/01/37	2,843,370
1,923,395		FGLMC	6.000	05/01/35	2,012,991
1,178,147		FGLMC	5.500	10/01/20	1,235,876
535,554		FGLMC	5.000	10/01/20	557,277
468,154		FGLMC	4.500	06/01/21	482,326
63,240		FGLMC	7.000	10/01/20	69,188
581,528		FGLMC	4.500	09/01/20	599,131
78,550		FGLMC	6.500	12/01/16	83,105
13,403		FGLMC	7.000	09/01/10	13,850
1,553,549		FGLMC	4.500	07/01/20	1,600,576
906,348		FGLMC	5.500	01/01/19	956,424
966,618		FGLMC	5.500	08/01/21	1,012,472
953,490		FGLMC	4.500	10/01/34	953,629
695,296		FGLMC	5.000	05/01/34	710,695
1,382,095		FGLMC	5.500	03/01/35	1,431,535
568,035		FGLMC	5.500	12/01/34	588,887
1,883,853		FGLMC	5.000	01/01/34	1,926,460
11,339		FGLMC	8.000	01/01/31	12,472
219,833		FGLMC	6.500	01/01/29	236,325
2,856,561		FGLMC	7.000	12/01/33	3,100,857
3,004,459		FGLMC	5.500	12/01/33	3,119,444
2,191,265		Federal National Mortgage Association (FNMA)	6.000	04/01/36	2,295,393
512,724		FNMA	6.500	04/01/36	546,942
1,844,533	i	FNMA	5.950	07/01/36	1,922,417
598,357		FNMA	5.500	12/01/35	619,948
782,519		FNMA	5.000	02/01/36	799,483
1,305,706		FNMA	5.000	04/01/36	1,332,177
723,716		FNMA	6.000	12/01/36	758,107
392,096		FNMA	7.000	02/01/37	425,889
809,997		FNMA	6.500	03/01/37	864,055
3,985,634	i	FNMA	5.730	09/01/36	4,174,781
464,253		FNMA	6.500	09/01/36	495,236
2,263,284	i	FNMA	5.770	12/01/36	2,377,791
802,528		FNMA	5.500	10/01/35	831,487
3,817,699		FNMA	5.500	05/01/35	3,955,456
2,939,171		FNMA	5.500	05/01/35	3,045,228
2,411,075		FNMA	6.000	05/01/35	2,529,416
1,298,358		FNMA	5.500	02/01/35	1,347,237
1,546,609		FNMA	5.500	04/01/35	1,603,867
485,237		FNMA	6.000	04/01/35	510,266
994,843		FNMA	5.500	09/01/35	1,032,295
2,781,894		FNMA	5.000	10/01/35	2,842,205
222,152		FNMA	5.000	10/01/35	226,968
100,752		FNMA	7.500	06/01/35	109,478
583,428		FNMA	6.000	07/01/35	612,064
806,653		FNMA	5.000	08/01/35	824,141
798,018		FNMA	6.000	01/01/39	835,022
766,682		FNMA	6.000	01/01/39	802,232
849,934		FNMA	4.500	02/01/39	849,346

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$2,000,000	h	FNMA	6.500%	08/25/38	$2,121,250
2,729,080		FNMA	4.500	01/01/39	2,726,922
800,812		FNMA	5.500	01/01/39	827,786
997,973		FNMA	4.500	05/01/39	997,183
2,000,000	h	FNMA	5.000	07/25/39	2,036,250
8,000,000	h	FNMA	6.000	08/25/39	8,332,496
1,962,885		FNMA	4.500	02/01/39	1,961,528
732,942		FNMA	5.500	02/01/39	757,630
792,622		FNMA	5.000	04/01/39	808,196
93,978		FNMA	6.000	10/01/37	98,356
111,446		FNMA	6.000	09/01/37	116,637
124,466		FNMA	6.000	09/01/37	130,264
74,968		FNMA	6.000	09/01/37	78,460
76,714		FNMA	7.000	04/01/37	83,325
266,795		FNMA	6.500	08/01/37	284,517
312,113		FNMA	6.500	08/01/37	332,845
559,268		FNMA	6.500	09/01/37	596,418
1,036,073		FNMA	6.500	09/01/37	1,104,895
398,157	i	FNMA	5.900	10/01/37	418,675
93,363		FNMA	6.000	09/01/37	97,713
1,104,859		FNMA	6.500	09/01/37	1,178,250
199,192		FNMA	6.500	09/01/37	212,423
595,389		FNMA	5.500	01/01/35	617,431
573,243		FNMA	5.000	03/01/21	600,257
36,626		FNMA	8.000	03/01/23	39,905
574,300		FNMA	5.500	02/01/24	597,749
386,185		FNMA	5.000	03/01/20	404,384
124,967		FNMA	4.500	12/01/20	128,867
412,757		FNMA	5.000	12/01/20	430,016
3,152,718		FNMA	5.000	10/01/25	3,230,929
20,878		FNMA	9.000	11/01/25	22,862
18,783		FNMA	7.500	01/01/29	20,485
994,604		FNMA	4.000	05/01/24	996,262
1,321,744		FNMA	5.500	07/01/24	1,374,797
1,000,000	h	FNMA	4.500	07/25/24	1,020,000
1,111,904		FNMA	4.500	04/01/19	1,151,817
402,643		FNMA	4.560	01/01/15	417,024
171,092		FNMA	6.500	10/01/16	181,632
70,731		FNMA	6.500	11/01/16	75,088
36,094		FNMA	5.000	06/01/13	37,208
2,205,965		FNMA	4.780	02/01/14	2,305,195
2,795,251		FNMA	4.640	11/01/14	2,899,092
131,874		FNMA	5.500	05/01/18	139,283
142,861		FNMA	6.000	01/01/19	151,425
1,000,000		FNMA	4.000	02/25/19	987,951
465,533		FNMA	5.000	12/01/17	487,616
124,473		FNMA	6.500	02/01/18	131,927
313,589		FNMA	5.500	04/01/18	330,248
245,457		FNMA	5.000	03/01/34	251,124
1,011,383		FNMA	5.000	03/01/34	1,034,732
200,699		FNMA	5.000	03/01/34	205,333
386,783		FNMA	5.500	12/01/33	401,344

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 645,823		FNMA	5.500%	12/01/33	$670,136
520,734		FNMA	5.500	01/01/34	540,338
3,868,273		FNMA	5.000	08/01/34	3,950,506
724,168		FNMA	6.000	08/01/34	762,654
250,281		FNMA	6.000	12/01/34	263,191
2,032,016		FNMA	5.000	03/01/34	2,078,927
244,096		FNMA	5.000	03/01/34	249,731
1,631,735		FNMA	5.000	04/01/34	1,668,131
390,181		FNMA	5.500	12/01/33	404,870
932,480		FNMA	5.500	06/01/33	967,585
399,919		FNMA	5.000	07/01/33	409,152
2,353,232		FNMA	5.500	07/01/33	2,441,823
377,501		FNMA	7.000	07/01/32	413,207
149,601		FNMA	5.000	02/01/33	153,054
741,745		FNMA	4.500	03/25/33	766,879
466,078		FNMA	5.000	10/01/33	476,837
1,018,567		FNMA	5.000	11/01/33	1,042,081
1,067,082		FNMA	5.000	11/01/33	1,091,717
1,191,857		FNMA	4.500	08/01/33	1,195,570
1,217,357		FNMA	4.500	10/01/33	1,221,149
532,217		FNMA	5.000	10/01/33	544,504
811,935		Government National Mortgage Association (GNMA)	5.000	04/15/38	829,569
1,000,000	h	GNMA	5.000	07/15/38	1,019,375
1,000,000	h	GNMA	5.500	07/15/38	1,032,500
404,536		GNMA	6.000	01/20/37	421,783
591,790		GNMA	6.000	02/20/37	617,022
1,065,371		GNMA	6.000	12/15/37	1,111,274
870,670		GNMA	5.500	07/15/38	900,667
997,338		GNMA	4.500	03/15/39	997,611
1,000,000	h	GNMA	6.000	07/15/39	1,041,562
497,113		GNMA	6.230	09/15/43	506,857
877,206		GNMA	5.500	07/20/38	904,993
405,958		GNMA	6.000	08/15/38	423,386
402,082		GNMA	6.000	08/20/38	419,220
395,592		GNMA	6.000	10/20/36	411,789
56,977		GNMA	6.500	12/15/28	61,537
122,064		GNMA	6.500	03/15/29	131,758
39,538		GNMA	8.500	10/20/30	44,020
15,015		GNMA	6.500	09/15/23	15,957
40,111		GNMA	7.500	11/15/23	44,034
5,766		GNMA	7.500	08/15/28	6,328
12,784		GNMA	7.000	06/20/31	13,927
367,194		GNMA	5.500	11/20/33	379,189
1,531,805		GNMA	5.500	02/20/35	1,580,089
535,296		GNMA	5.500	03/20/35	552,170
156,166		GNMA	5.000	02/15/33	160,241
222,901		GNMA	5.500	07/15/33	231,626
1,731,426		GNMA	5.000	09/15/33	1,776,605
		TOTAL MORTGAGE BACKED			178,875,768

U.S. TREASURY SECURITIES - 7.39%
8,302,000		United States Treasury Bond	8.000	11/15/21	11,454,170

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$6,600,000		United States Treasury Bond	5.250%	02/15/29		$7,422,941
507,000		United States Treasury Bond	4.500	02/15/36		522,289
1,929,000		United States Treasury Bond	5.000	05/15/37		2,146,614
587,000		United States Treasury Bond	4.380	02/15/38		592,778
1,345,000		United States Treasury Note	0.880	05/31/11		1,340,171
955,000	h	United States Treasury Note	1.130	06/30/11		955,076
1,369,100		United States Treasury Note	1.380	05/15/12		1,361,407
1,000,000		United States Treasury Note	1.880	06/15/12		1,007,270
311,000		United States Treasury Note	1.880	04/30/14		301,791
820,000		United States Treasury Note	2.250	05/31/14		808,979
325,000		United States Treasury Note	2.630	06/30/14		326,187
850,000		United States Treasury Note	2.630	02/29/16		824,832
1,000,000		United States Treasury Note	2.380	03/31/16		952,891
470,000		United States Treasury Note	3.250	05/31/16		472,056
2,303,000		United States Treasury Note	2.750	02/15/19		2,156,899
860,000		United States Treasury Note	3.130	05/15/19		831,783
1,875,000		United States Treasury Note	3.500	02/15/39		1,621,294
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		443,046
		TOTAL U.S. TREASURY SECURITIES				35,542,474

		TOTAL GOVERNMENT BONDS				241,329,719
		(Cost $234,270,944)

		TOTAL BONDS				425,946,543
		(Cost $416,912,920)

STRUCTURED ASSETS - 9.44%

ASSET BACKED - 5.27%
500,000		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	Aa3	501,375
		Series - 2006 AF (Class A4)
1,662,164		Centex Home Equity	5.540	01/25/32	Aaa	1,405,822
		Series - 2002 A (Class AF6)
703,544	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	327,233
		Series - 2004 2 (Class 1M1)
715,744	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	283,045
		Series - 2004 2 (Class 1B)
2,000,000		Chase Issuance Trust	4.260	05/15/13	Aaa	2,057,594
		Series - 2008 A9 (Class A9)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	95,642
		Series - 2002 2 (Class MF2)
469,385		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	17,103
		Series - 2002 2 (Class BF)
164,839	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	138,100
		Series - 2007 MX1 (Class A1)
3,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	1,387,385
		Series - 2007 1A (Class AF3)
2,563,293		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	2,060,261
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,151,568
		Series - 2006 HLTV (Class A4)

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 117,524		HFC Home Equity Loan Asset Backed Certificates	5.790%	03/20/36	Aaa	$115,935
		Series - 2006 4 (Class A1F)
$693,726		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	647,559
		Series - 2007 1 (Class A1F)
312,624	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	315,437
		Series - 2007 A (Class A3)
922,219	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	812,948
		Series - 2006 1A (Class A)
241,839	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	191,816
		Series - 2007 1A (Class A)
47,833	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	47,833
		Series - 2006 AA (Class A)
1,000,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	459,624
		Series - 2006 3 (Class AF3)
792,550		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	576,065
		Series - 2003 RZ5 (Class A7)
5,000,000	i	Residential Asset Mortgage Products, Inc	0.930	11/25/34	Aa1	3,247,182
		Series - 2004 RS11 (Class M1)
387,171	i	Residential Asset Securities Corp	6.490	10/25/30	Aaa	272,391
		Series - 2001 KS2 (Class AI6)
250,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	214,383
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	4,189,501
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	579,198
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	177,903
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	335,132
		Series - 2006 HI1 (Class M2)
3,528,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	2,116,838
		Series - 2006 HI4 (Class A3)
798,645		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	598,269
		Series - 2002 2 (Class AF6)
1,095,272	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	878,209
		Series - 2006 1A (Class A1)
297,477	g,i	Wachovia Loan Trust	0.670	05/25/35	Aaa	167,971
		Series - 2005 SD1 (Class A)
		TOTAL ASSET BACKED				25,369,322

OTHER MORTGAGE BACKED - 4.17%
340,000	i	Banc of America Commercial Mortgage, Inc	5.240	11/10/42	Aaa	297,171
		Series - 2005 1 (Class A5)
325,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	Aaa	255,992
		Series - 2006 6 (Class A4)
350,000	i	Banc of America Commercial Mortgage, Inc	5.630	04/10/49	Aaa	317,779
		Series - 2007 2 (Class A2)
180,198		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	172,979
		Series - 2006 1 (Class A8)
156,267		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	147,916
		Series - 2004 8 (Class 3A1)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	200,099
		Series - 2004 T16 (Class A6)

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 200,000		Bear Stearns Commercial Mortgage Securities	5.200%	12/11/38	Aaa	$166,155
		Series - 2006 PW14 (Class A4)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	509,692
		Series - 2006 T24 (Class A4)
1,300,000		Citicorp Mortgage Securities, Inc	5.500	07/25/35	Baa3	814,806
		Series - 2005 4 (Class 1A7)
380,000	i	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.890	11/15/44	Aaa	302,941
		Series - 2007 CD5 (Class A4)
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	895,268
		Series - 2006 CD3 (Class A5)
400,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	Aaa	317,904
		Series - 2007 C9 (Class A4)
628,943		Countrywide Alternative Loan Trust	5.500	08/25/16	Baa1	569,392
		Series - 2004 30CB (Class 1A15)
500,000		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	393,775
		Series - 2004 29CB (Class A7)
1,800,000		Countrywide Alternative Loan Trust	5.500	10/25/35	B3	673,107
		Series - 2005 42CB (Class A12)
520,430		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	480,284
		Series - 2005 17 (Class 1A10)
496,902	g,i	Credit Suisse Mortgage Capital Certificates	0.500	04/15/22	Aaa	380,864
		Series - 2007 TF2A (Class A1)
190,000	i	Credit Suisse Mortgage Capital Certificates	5.700	09/15/40	NR	130,465
		Series - 2007 C5 (Class A4)
1,250,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	840,158
		Series - 2007 C2 (Class A3)
735,348	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.510	05/15/23	Aaa	573,785
		Series - 2006 HC1A (Class A1)
245,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	221,165
		Series - 2003 C3 (Class A5)
1,065,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	908,078
		Series - 2005 C5 (Class A4)
320,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	Aaa	273,720
		Series - 2005 GG5 (Class A5)
575,000	i	Greenwich Capital Commercial Funding Corp	6.110	07/10/38	Aaa	471,663
		Series - 2006 GG7 (Class A4)
500,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	398,557
		Series - 2007 GG9 (Class A4)
835,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	671,376
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	NR	267,658
		Series - 2006 GG6 (Class A4)
500,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	407,803
		Series - 2006 GG8 (Class A4)
350,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	Aaa	268,308
		Series - 2006 LDP9 (Class A3)
1,175,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.500	02/15/20	Aaa	623,891
		Series - 2006 FL1A (Class A2)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	929,122
		Series - 2003 CB6 (Class A2)
235,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	04/15/45	Aaa	225,856
		Series - 2006 LDP7 (Class A2)

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 415,000		LB-UBS Commercial Mortgage Trust	4.740%	02/15/30	Aaa	$363,806
		Series - 2005 C1 (Class A4)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	164,409
		Series - 2003 C1 (Class A4)
378,000	i	LB-UBS Commercial Mortgage Trust	6.320	04/15/41	Aaa	309,281
		Series - 2008 C1 (Class A2)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	152,045
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	Aaa	223,893
		Series - 2006 C1 (Class A4)
220,000	g,i	Merrill Lynch Mortgage Trust	6.460	02/12/51	A3	37,116
		Series - 2008 C1 (Class C)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.600	02/12/39	Aaa	199,558
		Series - 2006 1 (Class A4)
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	Aaa	167,404
		Series - 2007 8 (Class AM)
245,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	221,025
		Series - 2004 T15 (Class A4)
60,000		Morgan Stanley Capital I	5.330	11/12/41	Aaa	48,556
		Series - 0 HQ10 (Class A4)
475,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	428,212
		Series - 2005 HQ5 (Class A4)
630,000		Morgan Stanley Capital I	5.810	12/12/49	NR	480,049
		Series - 2007 IQ16 (Class A4)
250,985		Morgan Stanley Capital I	4.810	01/14/42	Aaa	253,351
		Series - 2005 HQ5 (Class A2)
420,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	318,218
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	82,062
		Series - 2006 HQ9 (Class A4)
940,000		Residential Accredit Loans, Inc	5.750	05/25/35	B2	466,659
		Series - 2005 QS6 (Class A7)
1,237,689	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	1,035,438
		Series - 2006 N1 (Class N1)
530,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.440	09/15/21	A1	265,000
		Series - 2006 WL7A (Class A2)
100,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	46,919
		Series - 2007 C30 (Class AM)
250,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	229,464
		Series - 2007 C31 (Class A2)
585,729	i	Wells Fargo Mortgage Backed Securities Trust	5.070	03/25/36	NR	419,399
		Series - 2006 AR2 (Class 2A3)
		TOTAL OTHER MORTGAGE BACKED				20,019,593

		TOTAL STRUCTURED ASSETS				45,388,915
		(Cost $65,352,988)
SHARES		COMPANY
PREFERRED STOCKS - 0.04%

MORTGAGE BACKED - 0.04%
38,322	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	46,753
110,728	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	148,375
		Total MORTGAGE BACKED				$195,128

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL		ISSUER	DATE	VALUE
		TOTAL PREFERRED STOCKS		$195,128
		(Cost $3,726,250)

TIAA-CREF MUTUAL FUND- 0.82%
$ 472,955	a	TIAA-CREF High-Yield Fund		3,953,906
		TOTAL TIAA-CREF MUTUAL FUND		3,953,906
		(Cost $4,711,202)

SHORT-TERM INVESTMENTS - 4.45%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 4.45%
940,000		Federal Home Loan Bank (FHLB)	07/13/09	939,947
8,780,000		FHLB	07/01/09	8,780,000
11,690,000		Federal National Mortgage Association (FNMA)	07/13/09	11,689,387
				21,409,334

		TOTAL SHORT-TERM INVESTMENTS		21,409,334
		(Cost $21,409,334)

		TOTAL INVESTMENTS - 103.30%		496,893,826
		(Cost $512,112,694)
		OTHER ASSETS AND LIABILITIES, NET - (3.30)%		(15,868,188)
		NET ASSETS - 100.00%		$481,025,638

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Corporation
		LP - Limited Partnership
		NR - Not Rated by Moody's
		plc - Public Limited Company
		WR - Withdrawn Rating

	†	As provided by Moody's Investors Services.
	*	Non-income producing.
	a	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2009 the value of these securities amounted to $32,272,575 or 6.71% of net assets.
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.
	j	Zero coupon.
	m	Indicates a security that has been deemed illiquid.
	n	In default.
	o	Payment in Kind Bond.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
BONDS - 93.21%

CORPORATE BONDS - 36.43%

AMUSEMENT AND RECREATION SERVICES - 0.16%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$374,464
		TOTAL AMUSEMENT AND RECREATION SERVICES				374,464

APPAREL AND ACCESSORY STORES - 0.04%
100,000		Nordstrom, Inc	6.750	06/01/14	Baa2	103,951
		TOTAL APPAREL AND ACCESSORY STORES				103,951

BUSINESS SERVICES - 1.03%
500,000		Daimler Finance North America LLC	5.880	03/15/11	A3	508,312
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	102,039
550,000		Microsoft Corp	2.950	06/01/14	Aaa	546,010
275,000		Oracle Corp	3.750	07/08/14	A2	275,000
1,000,000		WPP Finance UK	8.000	09/15/14	Baa2	1,015,528
		TOTAL BUSINESS SERVICES				2,446,889

CHEMICALS AND ALLIED PRODUCTS - 2.21%
100,000		Abbott Laboratories	5.600	05/15/11	A1	106,839
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	202,943
1,000,000		Clorox Co	5.450	10/15/12	Baa2	1,058,913
500,000		Eli Lilly & Co	3.550	03/06/12	A1	517,991
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	1,046,043
1,500,000		Novartis Capital Corp	4.130	02/10/14	Aa2	1,544,054
500,000		Pfizer, Inc	4.450	03/15/12	Aa2	524,620
250,000		Procter & Gamble Co	4.600	01/15/14	Aa3	262,921
		TOTAL CHEMICALS AND ALLIED PRODUCTS				5,264,324

COMMUNICATIONS - 2.88%
250,000		Allbritton Communications Co	7.750	12/15/12	Caa1	193,125
100,000		AT&T Corp	7.300	11/15/11	A2	109,664
125,000		AT&T, Inc	6.700	11/15/13	A2	137,278
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	485,000
295,000		Rogers Wireless, Inc	8.000	12/15/12	Baa3	303,850
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	Baa2	859,585
1,375,000		Time Warner Cable, Inc	6.200	07/01/13	Baa2	1,448,761
200,000		Verizon Communications, Inc	4.350	02/15/13	A3	204,293
550,000	g	Verizon Wireless Capital LLC	3.750	05/20/11	A2	561,260
1,300,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	1,380,116
200,000		Viacom, Inc	5.750	04/30/11	Baa3	204,752
1,000,000		Vodafone Group plc	4.150	06/10/14	Baa1	984,309
		TOTAL COMMUNICATIONS				6,871,993

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
DEPOSITORY INSTITUTIONS - 9.50%
$2,700,000	g	BA Covered Bond Issuer	5.500%	06/14/12	Aaa	$2,656,178
3,000,000		Bank of America Corp	2.380	06/22/12	Aaa	3,030,005
675,000		Bank of America Corp	7.380	05/15/14	A2	697,286
200,000		Bank of New York Mellon Corp	4.300	05/15/14	Aa2	203,224
600,000		Citigroup, Inc	5.100	09/29/11	A3	587,552
2,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	2,008,780
1,000,000		Citigroup, Inc	5.300	10/17/12	A3	964,558
130,000		Credit Suisse	5.000	05/15/13	Aa1	132,902
500,000		Credit Suisse	5.500	05/01/14	Aa1	519,470
250,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	256,618
500,000	g	FIA Card Services NA	7.130	11/15/12	A1	526,808
3,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	3,103,355
300,000		JPMorgan Chase & Co	2.130	12/26/12	Aaa	298,483
500,000		KeyBank NA	3.200	06/15/12	Aaa	516,884
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	734,839
750,000		New York Community Bank	3.000	12/16/11	Aaa	770,908
275,000		Northern Trust Corp	4.630	05/01/14	A1	282,592
1,500,000		Regions Bank	3.250	12/09/11	Aaa	1,556,349
500,000	g	Shinhan Bank	6.000	06/29/12	A2	497,817
1,000,000		Sovereign Bank	2.750	01/17/12	Aaa	1,013,355
1,000,000		State Street Corp	2.150	04/30/12	Aaa	1,004,525
225,000		State Street Corp	4.300	05/30/14	A1	222,444
500,000		Wachovia Corp	5.300	10/15/11	A1	521,049
500,000		Wells Fargo & Co	2.130	06/15/12	Aaa	501,465
		TOTAL DEPOSITORY INSTITUTIONS				22,607,446

ELECTRIC, GAS, AND SANITARY SERVICES - 2.93%
500,000		Alabama Power Co	5.800	11/15/13	A2	541,712
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	269,883
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	275,515
250,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	298,135
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	537,590
500,000		Duke Energy Corp	6.300	02/01/14	Baa2	539,820
250,000		Georgia Power Co	6.000	11/01/13	A2	272,661
500,000	g	Korea Hydro & Nuclear Power Co Ltd	6.250	06/17/14	A2	498,761
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,297,239
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	641,218
500,000		PG&E Corp	5.750	04/01/14	Baa1	532,759
350,000		Public Service Electric & Gas Co	6.330	11/01/13	A3	382,642
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	621,225
250,000		Veolia Environnement	5.250	06/03/13	A3	258,422
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,967,582

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.09%
200,000		Whirlpool Corp	8.000	05/01/12	Baa3	206,995
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				206,995

FABRICATED METAL PRODUCTS - 0.43%
1,000,000		Stanley Works	5.000	03/15/10	A3	1,013,421
		TOTAL FABRICATED METAL PRODUCTS				1,013,421

TIAA-CREF FUNDS - Short-Term Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
FOOD AND KINDRED PRODUCTS - 1.27%
$ 600,000	Coca-Cola Enterprises, Inc	3.750%	03/01/12	A3	$622,695
1,000,000	ConAgra Foods, Inc	5.880	04/15/14	Baa2	1,060,174
440,000	Diageo Finance BV	3.880	04/01/11	A3	450,799
600,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa3	621,145
125,000	General Mills, Inc	5.250	08/15/13	Baa1	132,024
125,000	PepsiAmericas, Inc	5.750	07/31/12	Baa1	133,964
	TOTAL FOOD AND KINDRED PRODUCTS				3,020,801

FOOD STORES - 0.63%
1,000,000	Kroger Co	5.000	04/15/13	Baa2	1,022,995
300,000	Safeway, Inc	4.950	08/16/10	Baa2	306,159
150,000	Safeway, Inc	6.250	03/15/14	Baa2	160,972
	TOTAL FOOD STORES				1,490,126

GENERAL MERCHANDISE STORES - 0.66%
1,600,000	Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	1,578,637
	TOTAL GENERAL MERCHANDISE STORES				1,578,637

HOLDING AND OTHER INVESTMENT OFFICES - 0.29%
130,000	Boston Properties LP	6.250	01/15/13	Baa2	129,397
210,000	Duke Realty LP	5.630	08/15/11	Baa2	201,033
25,000	ProLogis	5.500	04/01/12	Baa2	23,015
75,000	ProLogis	5.500	03/01/13	Baa2	65,741
50,000	Simon Property Group LP	6.750	05/15/14	A3	50,240
250,000	Washington Real Estate Investment Trust	5.950	06/15/11	Baa1	235,882
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				705,308

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.51%
50,000	Black & Decker Corp	8.950	04/15/14	Baa3	54,820
480,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	512,012
500,000	Dell, Inc	3.380	06/15/12	A2	508,968
300,000	Hewlett-Packard Co	4.250	02/24/12	A2	313,122
300,000	Hewlett-Packard Co	2.950	08/15/12	A2	302,218
275,000	Hewlett-Packard Co	4.750	06/02/14	A2	287,084
1,000,000	IBM International Group Capital LLC	5.050	10/22/12	A1	1,070,457
125,000	Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	136,886
250,000	ITT Corp	4.900	05/01/14	Baa1	248,291
175,000	Xerox Corp	8.250	05/15/14	Baa2	181,976
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,615,834

INSTRUMENTS AND RELATED PRODUCTS - 0.11%
250,000	Xerox Corp	7.630	06/15/13	Baa2	251,808
	TOTAL INSTRUMENTS AND RELATED PRODUCTS				251,808

INSURANCE CARRIERS - 0.96%
1,020,000	Progressive Corp	6.380	01/15/12	A1	1,032,204
1,000,000	Prudential Financial, Inc	5.800	06/15/12	Baa2	1,003,421
250,000	United Health Group, Inc	4.880	02/15/13	Baa1	252,697
	TOTAL INSURANCE CARRIERS				2,288,322

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
METAL MINING - 0.08%
$ 200,000		Rio Tinto Finance USA Ltd	5.880%	07/15/13	Baa1	$201,253
		TOTAL METAL MINING				201,253

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.12%
275,000		Hasbro, Inc	6.130	05/15/14	Baa2	282,688
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				282,688

MISCELLANEOUS RETAIL - 0.67%
1,000,000		CVS Caremark Corp	5.750	08/15/11	Baa2	1,057,481
250,000		Staples, Inc	7.750	04/01/11	Baa2	264,375
250,000		Staples, Inc	9.750	01/15/14	Baa2	279,233
		TOTAL MISCELLANEOUS RETAIL				1,601,089

NONDEPOSITORY INSTITUTIONS - 4.24%
250,000		American Express Centurion Bank	5.550	10/17/12	A2	249,771
1,250,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,233,308
300,000	g	Anglo American Capital plc	9.380	04/08/14	Baa1	325,875
600,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	636,499
100,000		Capital One Financial Corp	5.700	09/15/11	Baa1	100,444
1,000,000	i	Countrywide Financial Corp	1.430	05/07/12	A2	909,453
1,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	1,008,849
400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	402,049
275,000		General Electric Capital Corp	5.900	05/13/14	Aa2	280,682
1,600,000		GMAC, Inc	2.200	12/19/12	Aaa	1,593,550
1,250,000		HSBC Finance Corp	5.250	01/14/11	A3	1,258,440
500,000		HSBC Finance Corp	4.750	07/15/13	A3	488,230
172,000		International Lease Finance Corp	5.750	06/15/11	Baa2	142,633
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	270,266
250,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	247,675
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	945,098
		TOTAL NONDEPOSITORY INSTITUTIONS				10,092,822

OIL AND GAS EXTRACTION - 0.80%
275,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	298,131
200,000		Baker Hughes, Inc	6.500	11/15/13	A2	221,829
250,000		BJ Services Co	5.750	06/01/11	Baa1	255,372
500,000		Devon Energy Corp	5.630	01/15/14	Baa1	526,762
225,000		Enterprise Products Operating LLC	4.600	08/01/12	Baa3	226,539
250,000		XTO Energy, Inc	4.630	06/15/13	Baa2	250,886
125,000		XTO Energy, Inc	5.750	12/15/13	Baa2	131,429
		TOTAL OIL AND GAS EXTRACTION				1,910,948

PETROLEUM AND COAL PRODUCTS - 0.94%
275,000		BP Capital Markets plc	3.130	03/10/12	Aa1	280,528
300,000		Chevron Corp	3.450	03/03/12	Aa1	309,449
25,000		Chevron Corp	3.950	03/03/14	Aa1	25,739
350,000		ConocoPhillips	4.600	01/15/15	A1	359,676
75,000		Hess Corp	7.000	02/15/14	Baa2	81,228
1,000,000		Marathon Oil Corp	6.500	02/15/14	Baa1	1,069,050
100,000		StatoilHydro ASA	3.880	04/15/14	Aa2	101,421
		TOTAL PETROLEUM AND COAL PRODUCTS				2,227,091

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PRIMARY METAL INDUSTRIES - 0.04%
$ 110,000		ArcelorMittal	5.380%	06/01/13	Baa3	$105,357
		TOTAL PRIMARY METAL INDUSTRIES				105,357

PRINTING AND PUBLISHING - 0.42%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	994,189
		TOTAL PRINTING AND PUBLISHING				994,189

RAILROAD TRANSPORTATION - 0.80%
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	1,074,524
500,000		Canadian National Railway Co	4.950	01/15/14	A3	521,834
100,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	102,246
200,000		Union Pacific Corp	5.130	02/15/14	Baa2	206,729
		TOTAL RAILROAD TRANSPORTATION				1,905,333

SECURITY AND COMMODITY BROKERS - 2.61%
1,000,000		Charles Schwab Corp	4.950	06/01/14	A2	1,017,175
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	304,725
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	680,418
190,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	190,695
260,000		Goldman Sachs Group, Inc	6.000	05/01/14	A1	271,352
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	50
1,250,000		Merrill Lynch & Co, Inc	4.130	09/10/09	A2	1,251,779
500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	501,322
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	291,989
1,000,000		Morgan Stanley	5.300	03/01/13	A2	1,012,867
675,000		Morgan Stanley	6.000	05/13/14	A2	683,416
		TOTAL SECURITY AND COMMODITY BROKERS				6,205,788

TOBACCO PRODUCTS - 0.18%
150,000		Philip Morris International, Inc	4.880	05/16/13	A2	157,408
250,000		Philip Morris International, Inc	6.880	03/17/14	A2	282,080
		TOTAL TOBACCO PRODUCTS				439,488

TRANSPORTATION EQUIPMENT - 0.38%
285,000		Boeing Co	5.000	03/15/14	A2	300,055
550,000		Honeywell International, Inc	5.630	08/01/12	A2	601,913
		TOTAL TRANSPORTATION EQUIPMENT				901,968

WHOLESALE TRADE-NONDURABLE GOODS - 0.45%
1,000,000		McKesson Corp	6.500	02/15/14	Baa3	1,066,919
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,066,919

		TOTAL CORPORATE BONDS				86,742,834
		(Cost $85,638,315)

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
GOVERNMENT BONDS - 56.78%

AGENCY SECURITIES - 22.12%
$4,400,000		Federal Farm Credit Bank (FFCB)	2.630%	04/21/11	Aaa	$4,514,360
1,200,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	1,256,730
1,000,000		FHLB	2.380	04/30/10	Aaa	1,015,772
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	07/16/10	Aaa	2,056,144
230,000		FHLMC	2.500	04/23/14	Aaa	226,359
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,824,621
4,700,000		FHLMC	4.750	11/03/09	Aaa	4,771,746
6,500,000		FHLMC	4.880	02/09/10	Aaa	6,675,031
2,000,000		Federal National Mortgage Association (FNMA)	3.630	02/12/13	Aaa	2,102,854
3,000,000		FNMA	2.000	01/09/12	Aaa	3,029,946
1,000,000		FNMA	2.500	05/15/14	Aaa	983,079
1,500,000		FNMA	2.750	03/13/14	Aaa	1,496,790
5,900,000		FNMA	7.130	06/15/10	Aaa	6,274,485
3,000,000		FNMA	4.630	12/15/09	Aaa	3,058,842
2,500,000		FNMA	1.380	04/28/11	Aaa	2,506,470
250,000		FNMA	3.250	08/12/10	Aaa	257,346
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,555,009
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	2,074,788
		TOTAL AGENCY SECURITIES				52,680,372

FOREIGN GOVERNMENT BONDS - 4.52%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	259,682
100,000		China Government International Bond	4.750	10/29/13	A1	105,337
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aa1	1,167,151
300,000		Export-Import Bank of Korea	8.130	01/21/14	A2	328,389
1,000,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	1,009,425
1,500,000		International Finance Corp	5.130	05/02/11	Aaa	1,544,028
1,000,000		Japan Finance Corp	2.000	06/24/11	Aaa	1,001,808
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	528,478
600,000		Province of Ontario Canada	3.130	09/08/10	Aa1	612,542
2,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	2,033,672
1,200,000		Province of Ontario Canada	4.100	06/16/14	Aa1	1,223,771
400,000	g	Qatar Govt International Bond	5.150	04/09/14	Aa2	400,500
516,000		United Mexican States	5.880	02/17/14	Baa1	540,510
		TOTAL FOREIGN GOVERNMENT BONDS				10,755,293

MORTGAGE BACKED - 0.58%
428,986		Federal Home Loan Mortgage Corp (FHLMC)	5.130	10/15/15		440,337
362,539		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		382,569
404,712		FGLMC	5.500	01/01/19		427,073
91,013		FGLMC	6.000	12/01/17		96,131
54,141		Federal National Mortgage Association (FNMA)	5.000	06/01/13		55,812
		TOTAL MORTGAGE BACKED				1,401,922

U.S. TREASURY SECURITIES - 29.56%
5,901,000		United States Treasury Note	0.880	03/31/11		5,892,933
2,137,500		United States Treasury Note	0.880	05/31/11		2,129,826
1,512,500	h	United States Treasury Note	1.130	06/30/11		1,512,621
21,211,000		United States Treasury Note	4.630	12/31/11		22,924,446
7,490,100		United States Treasury Note	1.380	05/15/12		7,448,006
500,000		United States Treasury Note	1.880	06/15/12		503,635

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$7,395,000		United States Treasury Note	3.130%	09/30/13		$7,650,357
3,654,900		United States Treasury Note	2.750	10/31/13		3,722,574
14,949,000		United States Treasury Note	2.000	11/30/13		14,729,429
3,818,000		United States Treasury Note	1.880	04/30/14		3,704,949
145,000		United States Treasury Note	2.250	05/31/14		143,051
25,000		United States Treasury Note	2.630	06/30/14		25,086
		TOTAL U.S. TREASURY SECURITIES				70,386,913

		TOTAL GOVERNMENT BONDS				135,224,500
		(Cost $131,539,573)

		TOTAL BONDS				221,967,334
		(Cost $217,177,888)

STRUCTURED ASSETS - 5.91%

ASSET BACKED - 5.24%
230,520		Aames Mortgage Trust	6.900	06/25/32	Aaa	127,333
		Series - 2002 1 (Class A3)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	6
		Series - 2006 WMC1 (Class N1)
221,622		Centex Home Equity	5.540	01/25/32	Aaa	187,443
		Series - 2002 A (Class AF6)
1,286,802		Centex Home Equity	5.560	09/25/34	Aa3	502,616
		Series - 2004 D (Class MF2)
351,772	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	135,532
		Series - 2004 2 (Class 1M2)
357,872	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	141,522
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	Ba3	95,642
		Series - 2002 2 (Class MF2)
469,385		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ca	17,103
		Series - 2002 2 (Class BF)
317,159	i	Countrywide Asset-Backed Certificates	0.420	06/25/21	Caa1	197,865
		Series - 2006 S3 (Class A1)
2,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	924,923
		Series - 2007 1A (Class AF3)
43,821	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.620	11/25/35	B1	41,497
		Series - 2005 HE2 (Class A3)
1,934,561		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	1,554,914
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	869,108
		Series - 2006 HLTV (Class A4)
104,208	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	105,146
		Series - 2007 A (Class A3)
1,291,107	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	1,138,128
		Series - 2006 1A (Class A)
42,206	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	42,206
		Series - 2006 AA (Class A)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	229,812
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	2,393,999
		Series - 2006 HI2 (Class A3)

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$2,000,000		Residential Funding Mortgage Securities II, Inc	5.950%	02/25/36	Aa1	$1,802,980
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	752,958
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	A2	111,711
		Series - 2006 HI1 (Class M2)
798,645		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	598,269
		Series - 2002 2 (Class AF6)
608,485	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	487,894
		Series - 2006 1A (Class A1)
		TOTAL ASSET BACKED				12,458,607

OTHER MORTGAGE BACKED - 0.67%
116,378		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	111,715
		Series - 2006 1 (Class A8)
364,165	i	Citigroup Commercial Mortgage Trust	5.620	12/10/49	Aaa	369,648
		Series - 2007 C6 (Class A1)
298,141	g,i	Credit Suisse Mortgage Capital Certificates	0.500	04/15/22	Aaa	228,518
		Series - 2007 TF2A (Class A1)
280,803		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	283,519
		Series - 2003 9 (Class 1A4)
350,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.050	04/15/45	Aaa	336,381
		Series - 2006 LDP7 (Class A2)
300,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.440	09/15/21	A1	150,000
		Series - 2006 WL7A (Class A2)
125,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	114,732
		Series - 2007 C31 (Class A2)
		TOTAL OTHER MORTGAGE BACKED				1,594,513

		TOTAL STRUCTURED ASSETS				14,053,120
		(Cost $22,831,636)
SHARES		COMPANY
PREFERRED STOCKS - 0.04%

MORTGAGE BACKED - 0.04%
15,738	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	19,200
55,841	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	74,827
		Total MORTGAGE BACKED				94,027

		TOTAL PREFERRED STOCKS				94,027
		(Cost $1,789,475)

		TOTAL INVESTMENTS - 99.16%				236,114,481
		(Cost $241,798,999)
		OTHER ASSETS AND LIABILITIES,NET - 0.84%				1,990,955
		NET ASSETS - 100.00%				$238,105,436

TIAA-CREF FUNDS - Short-Term Bond Fund

The following abbreviations are used in portfolio descriptions:
LLC - Limited Liability Corporation
LP - Limited Partnership
NR - Not Rated by Moody's
plc - Public Limited Company

†	As provided by Moody's Investors Services.
*	Non-income producing.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2009 the value of these securities amounted to $13,996,141 or 5.88% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
BANK LOAN OBLIGATIONS - 1.50%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.38%
$2,161,500	i	Texas Competitive Electric Holdings Co LLC	3.820%	10/10/14	B1	$1,542,771
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,542,771

HEALTH SERVICES - 0.54%
119,158	i	CHS/Community Health Systems	3.530	07/25/14	Ba3	107,080
2,335,705	i	CHS/Community Health Systems	3.530	07/25/14	Ba3	2,098,958
		TOTAL HEALTH SERVICES				2,206,038

SECURITY AND COMMODITY BROKERS - 0.58%
2,977,387	i	Nuveen Investments, Inc	5.220	11/13/14	B3	2,353,059
		TOTAL SECURITY AND COMMODITY BROKERS				2,353,059

		TOTAL BANK LOAN OBLIGATIONS				6,101,868
		(Cost $5,106,722)

CORPORATE BONDS - 95.79%

AMUSEMENT AND RECREATION SERVICES - 2.09%
2,100,000	g	Buffalo Thunder Development Authority	9.380	12/15/14	Caa3	294,000
1,409,000	g	Harrahs Operating Co, Inc	10.000	12/15/18	Ca	810,175
2,175,000	g	Pokagon Gaming Authority	10.380	06/15/14	B2	2,131,500
1,500,000	g	Seminole Indian Tribe of Florida	7.800	10/01/20	Ba1	1,265,640
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,680,000
2,000,000	g	Speedway Motorsports, Inc	8.750	06/01/16	Ba1	2,025,000
1,000,000		Station Casinos, Inc	6.000	04/01/12	Ca	345,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				8,551,315

AUTO REPAIR, SERVICES AND PARKING - 1.29%
3,150,000		Hertz Corp	8.880	01/01/14	B1	2,898,000
2,646,000		Hertz Corp	10.500	01/01/16	B2	2,354,940
		TOTAL AUTO REPAIR, SERVICES AND PARKING				5,252,940

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.03%
2,755,000		Asbury Automotive Group, Inc	8.000	03/15/14	Caa1	2,286,650
750,000		Autonation, Inc	7.000	04/15/14	Ba2	721,875
1,690,000		Sonic Automotive, Inc	8.630	08/15/13	Caa3	1,183,000
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,191,525

BUSINESS SERVICES - 6.81%
2,894,000		Ceridian Corp	11.250	11/15/15	Caa2	2,420,107
990,000	o	Ceridian Corp	12.250	11/15/15	NR	714,038
1,250,000	i	Interpublic Group of Cos, Inc	2.880	11/15/10	Ba3	1,225,000
2,795,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba3	2,445,625
2,000,000		Lamar Media Corp	7.250	01/01/13	B2	1,902,500

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$3,500,000	g	Lamar Media Corp	9.750%	04/01/14	Ba3	$3,618,125
852,000		Lamar Media Corp	6.630	08/15/15	B2	719,940
625,000		Lamar Media Corp	6.630	08/15/15	B2	528,125
1,800,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	1,764,000
3,000,000	j	Nielsen Finance LLC	0.000	08/01/16	Caa1	1,927,500
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa2	516,190
1,000,000	g	Scientific Games International, Inc	9.250	06/15/19	Ba3	1,000,000
4,250,000		Sungard Data Systems, Inc	9.130	08/15/13	Caa1	4,016,249
1,490,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,376,388
875,000	g	SunGard Data Systems, Inc	10.630	05/15/15	Caa1	857,500
852,000		United Rentals North America, Inc	7.750	11/15/13	Caa1	732,720
2,000,000		WPP Finance UK	8.000	09/15/14	Baa2	2,031,056
		TOTAL BUSINESS SERVICES				27,795,063

CHEMICALS AND ALLIED PRODUCTS - 1.77%
3,350,000	j	Koppers Holdings, Inc (Step Bond 0.000% until 11/15/09, 9.875% until 11/15/14)	0.000	11/15/14	B2	3,006,625
1,750,000	g	Nalco Co	8.250	05/15/17	Ba2	1,758,750
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	Caa2	676,550
1,800,000	g	Valeant Pharmaceuticals International	8.380	06/15/16	Ba3	1,786,500
		TOTAL CHEMICALS AND ALLIED PRODUCTS				7,228,425

COAL MINING - 2.00%
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	2,783,125
9,276,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	B3	4,777,140
625,000		Peabody Energy Corp	6.880	03/15/13	Ba1	618,750
		TOTAL COAL MINING				8,179,015

COMMUNICATIONS - 13.38%
4,402,000		Allbritton Communications Co	7.750	12/15/12	Caa1	3,400,545
2,850,000	g	CC Holdings GS V LLC	7.750	05/01/17	Ba1	2,778,750
1,530,000		Citizens Communications Co	7.130	03/15/19	Ba2	1,304,325
1,950,000		Citizens Communications Co	9.000	08/15/31	Ba2	1,608,750
2,000,000	g	Cricket Communications, Inc	7.750	05/15/16	Ba2	1,925,000
3,250,000	g	CSC Holdings, Inc	8.500	04/15/14	Ba3	3,221,563
2,600,000	g	CSC Holdings, Inc	8.630	02/15/19	Ba3	2,528,500
1,000,000		DirecTV Holdings LLC	8.380	03/15/13	Ba3	1,002,500
1,860,000		DirecTV Holdings LLC	7.630	05/15/16	Ba3	1,808,850
1,700,000		Echostar DBS Corp	6.380	10/01/11	Ba3	1,649,000
2,000,000		Echostar DBS Corp	6.630	10/01/14	Ba3	1,845,000
900,000		Frontier Communications Corp	8.250	05/01/14	Ba2	850,500
3,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	3,060,000
2,000,000		Intelsat Subsidiary Holding Co Ltd	8.500	01/15/13	B3	1,920,000
1,000,000	g	Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	965,000
2,250,000		Intelsat Subsidiary Holding Co Ltd	8.880	01/15/15	B3	2,171,250
2,750,000		MetroPCS Wireless, Inc	9.250	11/01/14	B3	2,732,813
1,000,000	g	MetroPCS Wireless, Inc	9.250	11/01/14	B3	990,000
4,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,685,099
2,720,000		Qwest Corp	8.880	03/15/12	Ba1	2,740,400
7,724,000		Sprint Capital Corp	7.630	01/30/11	Ba2	7,637,104
1,000,000		Sprint Capital Corp	8.380	03/15/12	Ba2	985,000
430,000	g	Univision Communications, Inc	12.000	07/01/14	B2	422,475
1,250,000		Videotron Ltee	6.880	01/15/14	Ba2	1,156,250
1,300,000		Windstream Corp	8.130	08/01/13	Ba3	1,257,750
		TOTAL COMMUNICATIONS				54,646,424

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
DEPOSITORY INSTITUTIONS - 2.20%
$1,750,000	i	Bank of America Corp	8.000%	12/30/49	B3	$1,461,530
3,500,000	i	Bank of America Corp	8.130	12/30/49	B3	2,923,165
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	Baa3	2,339,475
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	A2	2,275,260
		TOTAL DEPOSITORY INSTITUTIONS				8,999,430

EATING AND DRINKING PLACES - 0.75%
3,200,000	g	Wendy's	10.000	07/15/16	B2	3,060,000
		TOTAL EATING AND DRINKING PLACES				3,060,000

ELECTRIC, GAS, AND SANITARY SERVICES - 11.56%
2,000,000	g	AES Corp	8.750	05/15/13	Ba3	2,030,000
1,500,000		AES Corp	8.000	10/15/17	B1	1,395,000
4,000,000		Ameren Corp	8.880	05/15/14	Baa3	4,128,556
1,200,000		CMS Energy Corp	8.750	06/15/19	Ba1	1,214,068
3,006,000		Dynegy Holdings, Inc	8.750	02/15/12	B3	2,915,820
875,000		Dynegy Holdings, Inc	7.630	10/15/26	B3	542,500
1,275,000		Edison Mission Energy	7.500	06/15/13	B2	1,141,125
2,275,000	g	El Paso Corp	7.750	07/15/11	Ba3	2,232,655
2,595,000		El Paso Corp	12.000	12/12/13	Ba3	2,854,500
1,750,000		El Paso Corp	8.250	02/15/16	Ba3	1,701,875
2,375,000		Energy Future Holdings Corp	10.880	11/01/17	Caa1	1,733,750
1,500,000	g	Intergen NV	9.000	06/30/17	Ba3	1,421,250
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	1,910,000
1,669,600		Midwest Generation LLC	8.560	01/02/16	Ba1	1,636,208
2,315,000		Mirant North America LLC	7.380	12/31/13	B1	2,222,400
3,225,000		NiSource Finance Corp	10.750	03/15/16	Baa3	3,577,160
3,500,000		NRG Energy, Inc	7.250	02/01/14	B1	3,395,000
1,620,000		NRG Energy, Inc	7.380	02/01/16	B1	1,532,925
2,100,000		Reliant Energy, Inc	7.630	06/15/14	B2	1,921,500
5,327,000		Sabine Pass LNG LP	7.250	11/30/13	B2	4,514,633
1,526,000		Sabine Pass LNG LP	7.500	11/30/16	B2	1,232,245
1,500,000		Sierra Pacific Resources	8.630	03/15/14	Ba3	1,477,509
430,000		Tennessee Gas Pipeline Co	8.000	02/01/16	Baa3	450,425
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				47,181,104

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.47%
3,352,000		Freescale Semiconductor, Inc	8.880	12/15/14	Caa2	1,692,760
3,700,000		Hynix Semiconductor, Inc	4.500	12/14/12	NR	3,257,906
1,350,000		L-3 Communications Corp	7.630	06/15/12	Ba3	1,353,375
2,000,000		L-3 Communications Corp	6.130	07/15/13	Ba3	1,885,000
1,000,000		L-3 Communications Corp	6.130	01/15/14	Ba3	930,000
1,250,000	j	WMG Holdings Corp	0.000	12/15/14	B1	981,250
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				10,100,291

FABRICATED METAL PRODUCTS - 0.68%
300,000		Crown Americas LLC	7.630	11/15/13	B1	292,500
1,750,000		Crown Cork & Seal Co, Inc	8.000	04/15/23	B2	1,505,000
1,000,000	g	Silgan Holdings, Inc	7.250	08/15/16	Ba3	960,000
		TOTAL FABRICATED METAL PRODUCTS				2,757,500

FOOD AND KINDRED PRODUCTS - 1.11%
1,640,000		Constellation Brands, Inc	8.380	12/15/14	Ba3	1,644,100
1,720,000	g	Smithfield Foods, Inc	10.000	07/15/14	Ba3	1,698,500
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	Caa1	1,188,735
		TOTAL FOOD AND KINDRED PRODUCTS				4,531,335

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
FOOD STORES - 1.68%
$2,450,000	g	Ingles Markets, Inc	8.880%	05/15/17	B1	$2,413,250
4,108,000		Stater Brothers Holdings	8.130	06/15/12	B2	4,046,380
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	408,960
		TOTAL FOOD STORES				6,868,590

HEALTH SERVICES - 5.98%
4,000,000	g	Apria Healthcare Group, Inc	11.250	11/01/14	Ba2	3,860,000
3,000,000		CHS/Community Health Systems	8.880	07/15/15	B3	2,939,999
961,000		DaVita, Inc	6.630	03/15/13	B1	905,743
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,739,000
2,350,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	2,449,875
3,860,000		HCA, Inc	9.130	11/15/14	B2	3,821,400
3,155,000	o	HCA, Inc	9.630	11/15/16	B2	3,123,450
150,000	g	HCA, Inc	9.880	02/15/17	B2	151,500
4,000,000	g	HCA, Inc	8.500	04/15/19	Ba3	3,920,000
900,000		HCA, Inc	7.500	11/06/33	Caa1	513,000
1,000,000	g	US Oncology, Inc	9.130	08/15/17	Ba3	992,500
		TOTAL HEALTH SERVICES				24,416,467

HOLDING AND OTHER INVESTMENT OFFICES - 1.31%
2,000,000		Highwoods Realty LP	7.500	04/15/18	Ba1	1,730,614
1,750,000		ProLogis	5.630	11/15/15	Baa2	1,387,586
2,500,000		Realty Income Corp	5.950	09/15/16	Baa1	2,223,722
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				5,341,922

HOTELS AND OTHER LODGING PLACES - 2.41%
1,400,000	g	Ameristar Casinos, Inc	9.250	06/01/14	B2	1,428,000
2,050,000		MGM Mirage	8.500	09/15/10	Caa2	1,860,375
1,700,000		MGM Mirage	8.380	02/01/11	Ca	1,360,000
3,250,000		MGM Mirage	6.750	09/01/12	Caa2	2,307,500
2,040,000	g	MGM Mirage	10.380	05/15/14	B1	2,116,500
1,100,000	g,i	Seminole Hard Rock Entertainment, Inc	3.130	03/15/14	B1	759,000
		TOTAL HOTELS AND OTHER LODGING PLACES				9,831,375

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.12%
3,597,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,430,639
860,000	g	Scientific Games Corp	7.880	06/15/16	Ba3	817,000
2,775,000		Scientific Games Corp	0.750	12/01/24	NR	2,688,281
1,650,000	g	Seagate Technology International	10.000	05/01/14	Ba1	1,701,563
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				8,637,483

INSTRUMENTS AND RELATED PRODUCTS - 0.26%
1,083,000		Biomet, Inc	11.630	10/15/17	Caa1	1,061,340
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,061,340

INSURANCE CARRIERS - 0.48%
1,975,000		American Financial Group, Inc	9.880	06/15/19	Baa2	1,975,630
		TOTAL INSURANCE CARRIERS				1,975,630

JUSTICE, PUBLIC ORDER AND SAFETY - 0.60%
2,500,000		Corrections Corp of America	7.750	06/01/17	Ba2	2,462,500
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY				2,462,500

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
LEGAL SERVICES - 0.38%
$1,000,000		FTI Consulting, Inc	7.630%	06/15/13	Ba2	$972,500
607,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	579,685
		TOTAL LEGAL SERVICES				1,552,185

METAL MINING - 2.65%
1,000,000	i	Freeport-McMoRan Copper & Gold, Inc	5.000	04/01/15	Ba2	936,050
1,700,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba2	1,717,000
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	1,717,788
4,250,000	g	Teck Resources Ltd	9.750	05/15/14	Ba3	4,398,750
1,900,000	g	Teck Resources Ltd	10.750	05/15/19	Ba3	2,042,500
		TOTAL METAL MINING				10,812,088

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.06%
2,540,000	g	Crown Americas LLC	7.630	05/15/17	B1	2,451,100
3,500,000		WMG Acquisition Corp	7.380	04/15/14	B1	2,961,875
3,000,000	g	WMG Acquisition Corp	9.500	06/15/16	Ba2	2,985,000
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				8,397,975

MISCELLANEOUS RETAIL - 1.36%
1,600,000		Rite Aid Corp	10.380	07/15/16	Caa2	1,440,000
4,114,000		Susser Holdings LLC	10.630	12/15/13	B3	4,124,285
		TOTAL MISCELLANEOUS RETAIL				5,564,285

NONDEPOSITORY INSTITUTIONS - 2.03%
475,000		Ford Motor Credit Co	5.700	01/15/10	Caa1	458,447
2,500,000		Ford Motor Credit Co	9.750	09/15/10	Caa1	2,394,740
2,466,000		Ford Motor Credit Co	9.880	08/10/11	Caa1	2,281,181
1,500,000		Ford Motor Credit Co	7.000	10/01/13	Caa1	1,206,048
1,459,000		Ford Motor Credit Co	8.000	12/15/16	Caa1	1,115,448
875,000		Ford Motor Credit Co LLC	12.000	05/15/15	Caa1	818,262
		TOTAL NONDEPOSITORY INSTITUTIONS				8,274,126

OIL AND GAS EXTRACTION - 7.14%
4,550,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	4,288,375
1,340,000		Berry Petroleum Co	10.250	06/01/14	B2	1,353,400
1,265,000		Chesapeake Energy Corp	7.630	07/15/13	Ba3	1,201,750
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	957,500
250,000		Chesapeake Energy Corp	9.500	02/15/15	Ba3	251,875
6,125,000		Chesapeake Energy Corp	6.880	11/15/20	Ba3	4,930,624
2,276,000		Cimarex Energy Co	7.130	05/01/17	Ba3	2,002,880
1,875,000		Complete Production Services, Inc	8.000	12/15/16	B1	1,603,125
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,301,550
1,250,000		Encore Acquisition Co	6.000	07/15/15	B1	1,031,250
2,000,000		Encore Acquisition Co	9.500	05/01/16	B1	1,970,000
675,000		Encore Acquisition Co	7.250	12/01/17	B1	578,813
1,720,000		Key Energy Services, Inc	8.380	12/01/14	B1	1,517,900
1,375,000		Plains Exploration & Production Co	7.000	03/15/17	B1	1,203,125
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,183,680
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,662,500
250,000		Range Resources Corp	7.250	05/01/18	Ba3	233,750
900,000	g	Southwestern Energy Co	7.500	02/01/18	Ba2	864,000
		TOTAL OIL AND GAS EXTRACTION				29,136,097

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PAPER AND ALLIED PRODUCTS - 4.59%
$1,985,000		Cenveo Corp	7.880%	12/01/13	Caa1	$1,389,500
1,100,000	g	Cenveo Corp	10.500	08/15/16	B3	825,000
1,519,000		Domtar Corp	10.750	06/01/17	Ba3	1,458,240
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,570,800
4,000,000	g	Georgia-Pacific LLC	8.250	05/01/16	Ba3	3,880,000
794,000		Graphic Packaging International, Inc	8.500	08/15/11	B3	786,060
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,156,050
1,950,000		International Paper Co	9.380	05/15/19	Baa3	1,987,750
1,250,000	g	Rock-Tenn Co	9.250	03/15/16	Ba3	1,271,875
2,580,000	g	Solo Cup Co	10.500	11/01/13	B2	2,586,450
2,000,000	g	Verso Paper Holdings LLC	11.500	07/01/14	Ba2	1,830,000
		TOTAL PAPER AND ALLIED PRODUCTS				18,741,725

PERSONAL SERVICES - 0.56%
2,400,000		Mac-Gray Corp	7.630	08/15/15	B3	2,283,000
		TOTAL PERSONAL SERVICES				2,283,000

PETROLEUM AND COAL PRODUCTS - 2.57%
4,000,000	g	Ashland, Inc	9.130	06/01/17	Ba3	4,160,000
2,500,000		Frontier Oil Corp	8.500	09/15/16	Ba3	2,518,750
1,700,000		Tesoro Corp	6.630	11/01/15	Ba1	1,525,750
2,000,000		Tesoro Corp	6.500	06/01/17	Ba1	1,710,000
600,000		Tesoro Corp	9.750	06/01/19	Ba1	592,500
		TOTAL PETROLEUM AND COAL PRODUCTS				10,507,000

PRIMARY METAL INDUSTRIES - 1.57%
2,710,000		General Cable Corp	1.000	10/15/12	B1	2,127,350
1,000,000		Steel Dynamics, Inc	7.380	11/01/12	Ba2	947,500
640,000		Steel Dynamics, Inc	6.750	04/01/15	Ba2	569,600
450,000	g	Steel Dynamics, Inc	8.250	04/15/16	Ba2	424,125
2,600,000	g	Texas Industries, Inc	7.250	07/15/13	B2	2,353,000
		TOTAL PRIMARY METAL INDUSTRIES				6,421,575

PRINTING AND PUBLISHING - 0.15%
640,000	g	American Achievement Corp	8.250	04/01/12	B2	598,400
		TOTAL PRINTING AND PUBLISHING				598,400

SECURITY AND COMMODITY BROKERS - 0.74%
4,405,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa3	3,039,450
		TOTAL SECURITY AND COMMODITY BROKERS				3,039,450

SOCIAL SERVICES - 0.63%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,585,400
		TOTAL SOCIAL SERVICES				2,585,400

TRANSPORTATION BY AIR - 0.73%
3,278,000		Bristow Group, Inc	7.500	09/15/17	Ba2	2,974,785
		TOTAL TRANSPORTATION BY AIR				2,974,785

TRANSPORTATION EQUIPMENT - 2.06%
500,000	g	Allison Transmission	11.000	11/01/15	Caa2	395,000
1,250,000		American Railcar Industries, Inc	7.500	03/01/14	B3	1,090,625
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	2,304,880
1,109,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	1,043,846
966,000		Trinity Industries, Inc	6.500	03/15/14	Baa3	840,420
3,816,000	g	TRW Automotive, Inc	7.000	03/15/14	Caa2	2,747,520
		TOTAL TRANSPORTATION EQUIPMENT				8,422,291

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
WATER TRANSPORTATION - 0.90%
$4,021,000		Gulfmark Offshore, Inc	7.750%	07/15/14	B1	$3,679,215
		TOTAL WATER TRANSPORTATION				3,679,215

WHOLESALE TRADE-DURABLE GOODS - 2.03%
5,750,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	5,649,375
270,000		Interline Brands, Inc	8.130	06/15/14	B3	265,950
1,000,000		Russel Metals, Inc	6.380	03/01/14	Ba2	811,250
1,900,000		Ryerson, Inc	12.000	11/01/15	Caa1	1,548,500
		TOTAL WHOLESALE TRADE-DURABLE GOODS				8,275,075

WHOLESALE TRADE-NONDURABLE GOODS - 1.66%
1,500,000		AmeriGas Partners LP	7.130	05/20/16	Ba3	1,372,500
850,000		Inergy LP	6.880	12/15/14	B1	773,500
2,750,000		Inergy LP	8.250	03/01/16	B1	2,619,375
1,700,000		Supervalu, Inc	7.500	11/15/14	Ba3	1,632,000
385,000		SUPERVALU, Inc	8.000	05/01/16	Ba3	373,450
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				6,770,825

		TOTAL CORPORATE BONDS				391,105,171
		(Cost $402,881,369)

SHORT-TERM INVESTMENTS - 1.79%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.79%
7,310,000		Federal Home Loan Bank (FHLB)		07/01/09		7,310,000
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				7,310,000

		TOTAL SHORT-TERM INVESTMENTS				7,310,000
		(Cost $7,310,000)

		TOTAL INVESTMENTS - 99.08%				404,517,039
		(Cost $415,298,091)
		OTHER ASSETS AND LIABILITIES, NET - 0.92%				3,757,621
		NET ASSETS - 100.00%				$408,274,660

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Corporation
		LP - Limited Partnership
		NR - Not Rated by Moody's

	†	As provided by Moody's Investors Services.
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2009 the value of these securities amounted to $122,564,797 or 30.00% of net assets.
	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.
	j	Zero coupon.
	o	Payment in Kind Bond.

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
LONG-TERM MUNICIPAL BONDS - 97.51%

ALABAMA - 1.76%
$ 150,000		City of Birmingham AL, GO	5.000%	12/01/16	Aa3	$169,566
2,420,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,373,536
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,819,201
		TOTAL ALABAMA				4,362,303

ALASKA - 0.95%
660,000		Alaska Railroad Corp	5.250	08/01/16	A1	703,237
1,445,000		Borough of North Slope AK	5.500	06/30/18	A2	1,661,302
		TOTAL ALASKA				2,364,539

ARIZONA - 2.34%
980,000		Arizona Health Facilities Authority, ETM	5.630	12/01/15	Baa1	1,091,348
1,000,000		Arizona School Facilities Board	5.750	09/01/18	A1	1,077,310
2,000,000		City of Tucson AZ	5.000	07/01/20	Aa3	2,234,879
1,260,000		Tucson AZ, COP	5.250	07/01/14	A1	1,396,748
		TOTAL ARIZONA				5,800,285

ARKANSAS - 1.76%
1,185,000		Arkansas Development Finance Authority	5.000	11/01/14	Aa3	1,344,928
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,867,023
250,000		Fayetteville AR	5.000	11/01/16	Aa3	278,800
765,000		North Little Rock AR	6.500	07/01/15	Baa1	865,422
		TOTAL ARKANSAS				4,356,173

CALIFORNIA - 3.09%
1,000,000	i	California Pollution Control Financing Authority, AMT	5.130	11/01/23	NR	900,610
120,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	152,434
20,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	Baa1	20,139
2,125,000		Los Angeles Unified School District, COP	5.000	10/01/17	A2	2,093,847
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	Aa2	517,796
1,370,000		Palmdale Elementary School District	5.300	08/01/14	Aa3	1,482,806
635,000		Sacramento City Financing Authority	5.400	11/01/20	Baa1	639,407
830,000		State of California, GO	5.000	03/01/17	A2	839,943
475,000		State of California, GO	5.000	03/01/18	A2	474,639
550,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	WR	529,865
		TOTAL CALIFORNIA				7,651,486

COLORADO - 0.04%
120,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	A3	105,650
		TOTAL COLORADO				105,650

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
CONNECTICUT - 0.45%
$ 905,000	Connecticut Municipal Electric Energy Cooperative, ETM	7.000%	01/01/15	Aaa	$1,103,693
	TOTAL CONNECTICUT				1,103,693

DISTRICT OF COLUMBIA - 1.14%
625,000	District of Columbia, COP	5.250	01/01/14	A2	661,788
2,000,000	District of Columbia, GO	5.000	06/01/16	A1	2,158,300
	TOTAL DISTRICT OF COLUMBIA				2,820,088

FLORIDA - 8.58%
1,500,000	Broward County School Board, COP	5.250	07/01/15	Aa3	1,599,750
1,485,000	Broward County School Board, COP	5.250	07/01/16	A1	1,573,016
450,000	Charlotte County FL	5.000	10/01/14	Aa3	483,354
502,000	City of Lakeland FL, ETM	5.750	10/01/19	WR	547,180
1,090,000	County of Brevard FL, GO	5.000	07/01/16	Baa1	1,115,135
1,000,000	County of Broward FL	5.000	01/01/21	Aa1	1,070,420
1,000,000	County of Miami-Dade FL	5.000	07/01/17	Aa3	1,065,670
1,000,000	County of Orange FL	5.000	10/01/21	NR	1,057,210
1,000,000	County of Orange FL	5.250	10/01/22	NR	1,079,300
1,600,000	First Governmental Financing Commission	5.500	07/01/15	A1	1,744,400
2,200,000	Florida Department of Transportation	5.000	07/01/18	Aa2	2,385,570
1,890,000	Florida State Board of Education	5.000	07/01/14	A3	2,009,769
725,000	Florida State Board of Education	5.000	07/01/18	A2	740,051
1,000,000	Florida State Department of Management Services	5.000	08/01/18	Aa2	1,015,270
45,000	JEA	6.800	07/01/12	Aaa	45,000
2,000,000	Lake County School Board, COP	5.250	06/01/17	Baa1	2,112,360
1,430,000	Lake County School Board, COP	5.250	06/01/18	Baa1	1,496,152
100,000	Orange County Health Facilities Authority, ETM	5.700	10/01/12	Aaa	113,556
	TOTAL FLORIDA				21,253,163

GEORGIA - 1.99%
10,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	Baa1	11,216
300,000	City of Atlanta GA	5.500	11/01/13	Baa1	323,844
2,130,000	City of Atlanta GA	5.500	11/01/14	Baa1	2,293,222
215,000	City of Atlanta GA	5.500	11/01/17	Baa1	226,262
75,000	City of Atlanta GA	5.500	11/01/19	Baa1	77,378
125,000	City of Atlanta GA	5.500	11/01/22	Baa1	129,260
475,000	Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	WR	506,440
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	A2	792,627
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	A1	565,834
	TOTAL GEORGIA				4,926,083

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
ILLINOIS - 5.61%
$ 1,055,000		Chicago Board of Education	6.000%	01/01/20	A1	$1,199,735
1,920,000		Chicago Board of Education, GO	5.000	12/01/17	A1	2,090,112
		Chicago Metropolitan Water Reclamation District-Greater
270,000		Chicago, ETM	7.000	01/01/11	Aaa	285,800
1,300,000		Chicago O'Hare International Airport	5.000	01/01/16	Aa3	1,385,085
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	A2	1,065,720
2,500,000		CHICAGO TRANSIT AUTHORITY	5.500	06/01/18	A2	2,708,325
850,000		City of Chicago IL	5.500	01/01/17	Aa1	968,303
400,000		City of Chicago IL, GO	5.000	12/01/15	Aa3	437,016
		Cook County Community Consolidated School District
470,000		No 64, GO	5.500	12/01/14	Aa3	530,940
		Cook-Kane Lake & Mchenry Counties Community
350,000		College District No 512	5.000	12/01/18	Aaa	391,447
675,000	i	Illinois Finance Authority	5.500	03/01/14	Ba1	663,829
735,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	794,469
175,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aa3	193,085
		Madison-Bond Etc Counties Community Unit School
100,000		District No 5, GO	5.000	02/01/19	WR	95,005
1,000,000		State of Illinois	6.250	12/15/20	A1	1,085,660
		TOTAL ILLINOIS				13,894,531

INDIANA - 6.93%
2,500,000		Avon Community School Building Corp	5.000	07/15/17	Baa1	2,666,599
1,285,000		Center Grove School Building Corp	5.000	07/15/14	WR	1,440,318
770,000		Franklin Community Multi-School Building Corp	5.000	07/15/22	WR	813,074
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aa3	1,132,440
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	WR	1,703,145
2,120,000		Indiana Bond Bank	5.250	04/01/19	Baa1	2,328,247
310,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	352,473
905,000		Indiana Toll Road Commission, ETM	9.000	01/01/15	Aaa	1,113,286
245,000		Indiana Transportation Finance Authority	5.500	12/01/14	Aa2	279,398
1,240,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	A1	1,336,856
800,000		Lawrence Township School Building Corp	5.000	07/10/19	Aa3	847,168
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aa3	583,207
1,110,000		South Bend Community School Building Corp	5.000	01/15/16	WR	1,233,710
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,326,859
		TOTAL INDIANA				17,156,780

KENTUCKY - 0.06%
135,000		Kentucky Turnpike Authority, ETM	6.000	07/01/11	Aaa	142,660
		TOTAL KENTUCKY				142,660

LOUISIANA - 1.66%
1,950,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	1,859,676
2,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	1,989,134
235,000		St Tammany Parish LA	5.000	04/01/18	WR	263,200
		TOTAL LOUISIANA				4,112,010

MASSACHUSETTS - 0.66%
1,200,000		Commonwealth of Massachusetts	5.250	09/01/22	Aa2	1,354,824
275,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	281,938
		TOTAL MASSACHUSETTS				1,636,762

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
MICHIGAN - 6.10%
$ 1,405,000		Caledonia Community Schools, GO	5.000%	05/01/15	Aa3	$1,584,348
2,030,000		Detroit City School District	6.000	05/01/21	Aa3	2,092,240
655,000		Detroit MI	5.000	07/01/14	Aa3	683,440
1,700,000	i	Detroit MI	5.500	07/01/32	A3	1,722,406
300,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aa2	329,286
1,450,000		L'Anse Creuse Public Schools, GO	5.000	05/01/15	Aa3	1,643,459
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	Baa1	1,167,098
1,200,000		Michigan State Housing Development Authority	5.000	04/01/16	NR	1,202,016
395,000		New Haven Community Schools, GO	5.250	05/01/16	Aa3	455,210
1,325,000		State of Michigan	5.500	11/01/16	Aa3	1,466,788
225,000		State of Michigan	5.250	05/15/18	Aa3	260,325
1,295,000		State of Michigan	5.500	11/01/18	Aa3	1,427,841
1,050,000		Wayne County Airport Authority	5.000	12/01/17	A2	1,066,506
		TOTAL MICHIGAN				15,100,963

MINNESOTA - 0.46%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,141,780
		TOTAL MINNESOTA				1,141,780

MISSISSIPPI - 2.37%
550,000		County of Lowndes MS	6.800	04/01/22	Ba1	525,608
1,120,000		Harrison County Wasterwater Management District, ETM	5.000	02/01/15	Baa1	1,253,661
2,000,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	Baa1	2,095,159
1,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	Baa1	1,090,654
800,000		State of Mississippi, GO	5.000	12/01/17	Aa3	895,328
		TOTAL MISSISSIPPI				5,860,410

MISSOURI - 2.02%
1,325,000		Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,514,687
		Missouri State Environmental Improvement & Energy
1,200,000		Resources Authority	5.500	07/01/12	Aaa	1,345,272
		St Louis Regional Convention & Sports Complex
2,040,000		Authority	5.250	08/15/14	Baa1	2,148,977
		TOTAL MISSOURI				5,008,936

NEBRASKA - 1.10%
1,000,000		Central Plains Energy Project	5.000	12/01/15	Ba1	960,530
1,000,000		Central Plains Energy Project	5.250	12/01/18	Ba1	920,030
560,000		Nebraska Investment Finance Authority	5.950	09/01/31	NR	560,504
275,000		Nebraska Investment Finance Authority, AMT	5.900	09/01/24	NR	276,188
		TOTAL NEBRASKA				2,717,252

NEVADA - 0.20%
500,000		County of Clark NV	5.300	10/01/11	NR	504,175
		TOTAL NEVADA				504,175

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
NEW JERSEY - 5.15%
$ 1,200,000	Garden State Preservation Trust	6.380%	11/01/15	Aa3	$1,440,684
25,000	Garden State Preservation Trust	5.130	11/01/18	Aa3	28,355
630,000	Mercer County Improvement Authority	5.800	01/01/18	Aaa	723,221
690,000	New Jersey Economic Development Authority	5.380	06/15/14	Baa2	668,313
1,000,000	New Jersey Economic Development Authority	5.000	09/01/16	A1	1,075,140
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	1,284,056
95,000	New Jersey State Turnpike Authority	6.500	01/01/16	A3	111,210
630,000	New Jersey State Turnpike Authority, ETM	5.700	05/01/13	Aaa	690,845
50,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	58,777
25,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	30,768
260,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/15	A1	286,601
1,500,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,587,735
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	Aa3	1,052,740
1,430,000	Newark Housing Authority	5.250	01/01/24	Baa1	1,473,973
2,000,000	State of New Jersey	5.250	08/01/22	Aa3	2,243,799
	TOTAL NEW JERSEY				12,756,217

NEW MEXICO - 0.09%
205,000	New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	216,328
	TOTAL NEW MEXICO				216,328

NEW YORK - 4.49%
35,000	Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	Baa1	35,151
310,000	East Rochester Housing Authority	4.200	08/15/17	NR	312,799
195,000	Lackawanna Housing Authority	5.000	09/01/16	NR	211,433
1,515,000	Long Island Power Authority	5.250	12/01/14	A3	1,635,140
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	A2	1,024,010
1,000,000	New York State Dormitory Authority	5.000	07/01/15	A1	1,063,710
1,000,000	New York State Dormitory Authority	5.000	01/15/16	A1	1,080,160
1,000,000	New York State Dormitory Authority	5.000	07/01/16	Baa2	976,970
1,085,000	New York State Dormitory Authority	5.000	07/01/17	NR	1,046,906
710,000	New York State Dormitory Authority	4.150	08/15/17	NR	723,859
390,000	New York State Dormitory Authority	5.000	02/01/18	Aa2	394,048
150,000	New York State Dormitory Authority	4.630	02/15/18	NR	153,036
130,000	New York State Thruway Authority	5.500	04/01/12	A1	141,181
1,000,000	New York State Urban Development Corp	5.000	03/15/18	NR	1,102,070
1,050,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,079,316
135,000	Westchester county Industrial Development Agency, AMT	5.500	07/01/09	Baa3	135,000
	TOTAL NEW YORK				11,114,789

NORTH CAROLINA - 0.49%
40,000	North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	A2	42,514
1,090,000	Pitt County NC, ETM	5.250	12/01/21	Aaa	1,167,346
	TOTAL NORTH CAROLINA				1,209,860

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
OHIO - 3.21%
$ 1,095,000	Buckeye Tobacco Settlement Financing Authority	5.000%	06/01/15	Baa3	$1,023,529
560,000	Cincinnati City School District, GO	5.000	12/01/16	Aa3	623,616
200,000	Dayton OH	6.050	10/01/09	NR	200,976
1,000,000	Ohio Air Quality Development Authority	5.630	06/01/18	Baa1	997,520
1,000,000	Ohio State Water Development Authority	5.500	06/01/17	Aaa	1,169,340
100,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	112,876
4,000,000	State of Ohio	4.950	09/01/20	NR	3,545,200
250,000	State of Ohio, GO	5.000	05/01/17	Aa2	279,070
	TOTAL OHIO				7,952,127

OKLAHOMA - 0.07%
155,000	Grand River Dam Authority	5.500	06/01/13	A2	169,646
	TOTAL OKLAHOMA				169,646

OREGON - 0.12%
290,000	Oregon State Housing & Community Services Department	5.650	07/01/28	Aa2	289,661
	TOTAL OREGON				289,661

PENNSYLVANIA - 6.67%
680,000	Allegheny County Hospital Development Authority	5.300	07/01/26	Baa1	724,764
1,580,000	Carbon County Hospital Authority	5.400	11/15/14	Baa1	1,607,761
1,105,000	Carbon County Industrial Development Authority, AMT	6.650	05/01/10	NR	1,104,083
200,000	City of Philadelphia PA	5.000	07/01/15	Aa3	216,748
600,000	City of Philadelphia PA	5.000	08/01/16	A3	643,872
140,000	City of Philadelphia PA, ETM	7.000	05/15/20	Aaa	168,293
295,000	City of Pittsburgh PA, GO	5.000	09/01/13	Aa3	313,358
145,000	Commonwealth of Pennsylvania, GO	5.000	01/01/16	Aa2	163,892
1,000,000	Commonwealth of Pennsylvania, GO	5.000	02/15/19	Aa2	1,124,070
2,425,000	Delaware Valley Regional Financial Authority	5.500	07/01/12	Aa2	2,626,518
285,000	Pennsylvania Economic Development Financing Authority	5.250	12/01/16	NR	220,949
	Pennsylvania Economic Development Financing
1,030,000	Authority, AMT	6.000	11/01/09	A2	1,042,175
	Pennsylvania Economic Development Financing
115,000	Authority, AMT	6.000	11/01/11	A2	117,033
	Pennsylvania Economic Development Financing
1,255,000	Authority, AMT	6.500	11/01/16	A2	1,257,083
	Pennsylvania Economic Development Financing
280,000	Authority, AMT	6.250	11/01/31	A2	241,240
	Pennsylvania Economic Development Financing
290,000	Authority, AMT	6.380	11/01/41	A2	246,198
565,000	Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	458,017
2,000,000	Philadelphia School District, GO	5.000	06/01/24	Aa3	2,098,760
620,000	Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	Baa1	679,842
490,000	Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	560,883
800,000	Pittsburgh Urban Redevelopment Authority, ETM	6.000	09/01/16	Aaa	903,760
	TOTAL PENNSYLVANIA				16,519,299

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PUERTO RICO - 7.75%
$ 1,200,000		Commonwealth of Puerto Rico, GO	5.250%	07/01/12	Baa3	$1,224,540
560,000		Commonwealth of Puerto Rico, GO	5.000	07/01/13	Baa3	560,196
2,015,000		Commonwealth of Puerto Rico, GO	5.500	07/01/15	Baa3	2,036,460
1,000,000		Commonwealth of Puerto Rico, GO	5.250	07/01/16	Baa3	989,070
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,216,463
2,300,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	Baa3	2,289,972
1,000,000		Puerto Rico Highway & Transportation Authority	6.000	07/01/18	Aa3	1,077,670
2,000,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	Aa3	2,049,240
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	1,000,642
2,670,000	i	Puerto Rico Public Buildings Authority	5.000	07/01/28	Baa3	2,643,780
5,000		Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	Baa3	5,717
3,405,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	3,424,169
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	Ba1	680,760
		TOTAL PUERTO RICO				19,198,679

RHODE ISLAND - 1.08%
400,000		Providence Housing Authority	5.000	09/01/17	Aa3	423,576
315,000		Providence Housing Authority	5.000	09/01/18	Aa3	335,941
915,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	A1	989,591
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	Aa3	912,840
		TOTAL RHODE ISLAND				2,661,948

SOUTH CAROLINA - 0.70%
385,000		County of Greenville SC, COP	5.000	04/01/17	Baa1	389,543
150,000		Georgetown County SC	5.700	04/01/14	Baa3	150,047
		Scago Educational Facilities Corp for Colleton School
1,120,000		District	5.000	12/01/16	Aa3	1,194,065
		TOTAL SOUTH CAROLINA				1,733,655

SOUTH DAKOTA - 0.24%
500,000		State of South Dakota	6.700	09/01/17	Aa3	598,395
		TOTAL SOUTH DAKOTA				598,395

TENNESSEE - 2.29%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A2	111,480
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	990,832
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	Ba1	301,134
4,500,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Ba1	4,274,640
		TOTAL TENNESSEE				5,678,086

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
TEXAS - 12.35%
$ 2,600,000		Alliance Airport Authority, AMT	4.850%	04/01/21	Baa2	$2,149,992
1,170,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,226,207
1,805,000		Brazos River Authority	4.900	10/01/15	Baa1	1,783,882
170,000	i	Brazos River Authority	5.380	04/01/19	Ba1	164,790
180,000		Brazos River Authority	5.130	05/01/19	Baa2	177,599
415,000	i	Brazos River Authority	5.130	05/01/19	Baa2	404,816
1,060,000		Brazos River Authority	5.130	11/01/20	Baa2	1,029,355
90,000	i	Brazos River Authority	5.750	05/01/36	Caa2	70,055
225,000	i	Brazos River Authority, AMT	6.300	07/01/32	Caa2	108,029
400,000		Charterwood Municipal Utility District	5.950	05/01/12	Aaa	400,052
405,000		City of Corpus Christi TX	5.000	07/15/15	A2	436,598
170,000		City of Houston TX, ETM	5.800	07/01/10	Aaa	173,261
1,000,000		County of Fort Bend TX, GO	5.000	03/01/16	Aa2	1,112,750
1,555,000		County of Harris TX	5.000	08/15/16	Aa3	1,750,588
1,000,000		County of Harris TX	5.250	08/15/25	Aa1	1,115,740
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	529,575
35,000		Harris County Flood Control District, GO	5.000	10/01/14	Aa1	39,341
1,900,000		Harris County Flood Control District, GO	5.250	10/01/18	Aa1	2,163,587
1,545,000		Humble Independent School District, GO	5.000	02/15/18	Aa2	1,720,775
1,205,000		Lower Colorado River Authority	5.000	05/15/17	A1	1,248,934
1,295,000		Lower Colorado River Authority, ETM	6.000	01/01/17	Baa1	1,546,088
535,000	i	Matagorda County Navigation District No	5.250	06/01/26	Baa2	498,085
10,000		Matagorda County Navigation District No	5.130	11/01/28	Baa2	8,011
120,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	Aaa	137,116
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	A2	961,880
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	A2	464,965
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	A2	1,870,540
105,000	i	Sabine River Authority	6.450	06/01/21	Caa2	50,442
195,000	i	Sabine River Authority	5.500	05/01/22	Caa2	151,794
1,145,000	i	Sabine River Authority	5.800	07/01/22	Caa2	561,531
1,845,000		Sabine River Authority	6.150	08/01/22	Caa2	904,899
25,000	i	Sabine River Authority	5.750	05/01/30	Caa2	19,460
2,760,000		State of Texas, AMT, GO	5.000	08/01/18	Aa1	2,810,259
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	A2	2,274,599
485,000		Texas Public Building Authority	7.130	08/01/11	Aa2	512,563
		TOTAL TEXAS				30,578,158

UTAH - 0.51%
1,100,000		Utah Transit Authority	5.250	06/15/22	Aa3	1,256,992
		TOTAL UTAH				1,256,992

VERMONT - 0.44%
1,095,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aa3	1,082,178
		TOTAL VERMONT				1,082,178

VIRGINIA - 0.07%
150,000		Tobacco Settlement Financing Corp	5.500	06/01/26	Aaa	166,058
		TOTAL VIRGINIA				166,058

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
WASHINGTON - 2.06%
$ 125,000		Cowlitz County Public Utility District No 1	5.000%	09/01/11	Baa1	$134,896
75,000		Cowlitz County Public Utility District No 1, ETM	5.000	09/01/11	Baa1	81,524
640,000		Port of Seattle WA	5.000	03/01/15	Aa3	699,110
3,125,000		Port of Seattle WA	5.500	09/01/17	A1	3,402,813
700,000		Washington Economic Development Finance Authority	5.000	06/01/16	Aa2	791,812
		TOTAL WASHINGTON				5,110,155

WISCONSIN - 0.46%
1,000,000		State of Wisconsin	5.000	05/01/19	A1	1,060,470
65,000		State of Wisconsin	6.880	06/01/11	Aa1	69,945
		TOTAL WISCONSIN				1,130,415

		TOTAL LONG-TERM MUNICIPAL BONDS				241,442,368
		(Cost $244,543,967)

		TOTAL INVESTMENTS - 97.51%				241,442,368
		(Cost $244,543,967)
		OTHER ASSETS & LIABILITIES, NET - 2.49%				6,171,133
		NET ASSETS - 100.00%				$247,613,501

		The following abbreviations are used in portfolio descriptions:
		AMT - Alternative Minimum Tax (subject to)
		COP - Certificate of Participation
		ETM - Escrowed to Maturity
		GO - General Obligation
		NR - Not Rated
		WR - Withdrawn Rating

	†	As provide by Moody's Investors Service (unaudited).
	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

PRINCIPAL		ISSUER	VALUE
GOVERNMENT BONDS - 98.76%

U.S. TREASURY SECURITIES - 98.76%
		United States Treasury Inflation Indexed Bonds (k)
$ 18,695,026		3.500%, 01/15/11	$19,507,101
27,511,286		2.380%, 04/15/11	28,328,041
9,900,761		3.380%, 01/15/12	10,522,647
22,354,919		2.000%, 04/15/12	22,990,648
35,262,439		3.000%, 07/15/12	37,356,146
24,059,403		0.630%, 04/15/13	23,773,698
33,858,523		1.880%, 07/15/13	34,726,148
35,640,055		2.000%, 01/15/14	36,453,076
12,090,120		1.250%, 04/15/14	12,139,230
32,396,709		2.000%, 07/15/14	33,156,023
31,071,343		1.630%, 01/15/15	30,925,680
28,172,340		1.880%, 07/15/15	28,480,489
25,949,475		2.000%, 01/15/16	26,338,717
25,967,647		2.500%, 07/15/16	27,257,927
22,907,996		2.380%, 01/15/17	23,903,073
21,373,144		2.630%, 07/15/17	22,775,757
20,559,201		1.630%, 01/15/18	20,360,023
20,665,711		1.380%, 07/15/18	20,032,824
22,096,920		2.130%, 01/15/19	22,821,964
41,321,640		2.380%, 01/15/25	42,470,879
26,776,678		2.000%, 01/15/26	26,216,028
22,548,193		2.380%, 01/15/27	23,344,415
21,068,046		1.750%, 01/15/28	19,882,968
28,620,293		3.630%, 04/15/28	34,827,319
11,420,880		2.500%, 01/15/29	12,134,685
31,550,255		3.880%, 04/15/29	40,029,386
8,613,003		3.380%, 04/15/32	10,809,318
		TOTAL U.S. TREASURY SECURITIES	691,564,210

		TOTAL GOVERNMENT BONDS	691,564,210
		(Cost $682,342,524)

		TOTAL INVESTMENTS - 98.76%	691,564,210
		(Cost $682,342,524)
		OTHER ASSETS AND LIABILITIES, NET - 1.24%	8,693,504
		NET ASSETS - 100.00%	$700,257,714

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
GOVERNMENT BONDS 0.46%

U.S. TREASURY SECURITIES - 0.46%
$ 6,500,000	United States Treasury Note	2.880%	06/30/10	$6,648,097
	TOTAL U.S. TREASURY SECURITIES			6,648,097

	TOTAL GOVERNMENT BONDS			6,648,097
	(Cost $6,648,097)

SHORT-TERM INVESTMENTS - 99.59%

BANKER'S ACCEPTANCES - 5.06%
2,000,000	Bank of America NA		07/13/09	1,999,600
622,000	Bank of America NA		07/15/09	621,915
1,000,000	Bank of America NA		07/28/09	999,475
1,037,000	Bank of America NA		08/06/09	1,036,513
1,048,000	Bank of America NA		08/07/09	1,047,494
1,995,000	Bank of America NA		08/17/09	1,993,047
3,000,000	Bank of America NA		08/18/09	2,997,599
1,403,000	Bank of America NA		08/24/09	1,400,622
1,843,000	Bank of America NA		09/02/09	1,839,452
1,385,000	Bank of America NA		09/08/09	1,382,080
2,375,000	Bank of America NA		09/09/09	2,370,382
1,740,000	Bank of America NA		09/14/09	1,736,013
2,032,000	Bank of America NA		09/15/09	2,029,984
1,500,000	Bank of America NA		10/20/09	1,496,763
4,921,000	Bank of America NA		11/06/09	4,905,252
2,000,000	Bank of America NA		11/09/09	1,993,814
4,972,000	Bank of America NA		11/16/09	4,952,940
2,756,000	Bank of America NA		12/15/09	2,744,238
2,216,000	JPMorgan Chase Bank NA		07/07/09	2,215,778
2,834,000	JPMorgan Chase Bank NA		07/13/09	2,833,433
7,300,000	JPMorgan Chase Bank NA		07/17/09	7,299,189
3,617,000	JPMorgan Chase Bank NA		07/21/09	3,615,794
1,040,000	JPMorgan Chase Bank NA		07/27/09	1,039,775
4,784,000	JPMorgan Chase Bank NA		08/10/09	4,782,140
1,816,000	JPMorgan Chase Bank NA		08/14/09	1,815,223
1,375,000	JPMorgan Chase Bank NA		09/23/09	1,373,396
1,143,000	JPMorgan Chase Bank NA		10/23/09	1,141,552
5,000,000	Wachovia Bank NA		08/24/09	4,997,750
5,000,000	Wachovia Bank NA		11/23/09	4,988,924
	TOTAL BANKER'S ACCEPTANCES			73,650,137

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
CERTIFICATE OF DEPOSIT - 12.08%
$ 5,000,000		Abbey National North America LLC	0.250%	07/14/09	$5,000,036
8,815,000		Abbey National North America LLC	0.470	11/05/09	8,815,621
3,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.550	07/27/09	3,000,000
7,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.730	11/12/09	7,000,130
7,260,000		Banco Bilbao Vizcaya Argentaria S.A.	0.640	11/30/09	7,260,153
5,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.610	12/08/09	5,000,111
2,000,000		Banco Bilbao Vizcaya Argentaria S.A.	0.590	12/15/09	2,000,046
8,259,000		Bank of Nova Scotia	0.480	07/24/09	8,259,000
5,000,000		Bank of Nova Scotia	0.550	08/21/09	5,000,000
5,000,000		Bank of Nova Scotia	0.950	06/10/10	5,000,000
5,000,000		Barclays Bank plc	1.000	07/15/09	5,000,000
2,000,000		Barclays Bank plc	1.260	08/25/09	2,000,000
5,000,000		Barclays Bank plc	0.950	10/22/09	5,000,000
3,500,000		Barclays Bank plc	0.980	11/02/09	3,500,000
3,000,000		Barclays Bank plc	1.270	11/16/09	3,002,507
3,150,000		BNP Paribas	0.740	07/06/09	3,150,013
5,000,000		CALYON	0.590	07/02/09	5,000,003
5,000,000		CALYON	0.600	07/10/09	5,000,025
5,000,000		CALYON	0.520	07/23/09	5,000,061
5,000,000		CALYON	0.360	09/23/09	5,000,233
9,000,000		CALYON	0.490	10/01/09	9,000,459
4,660,000		Lloyds TSB Bank plc	0.730	07/09/09	4,660,021
5,000,000		Lloyds TSB Bank plc	0.560	09/30/09	5,000,252
10,000,000		Rabobank Nederland NV	0.750	07/27/09	10,000,000
6,000,000		Rabobank Nederland NV	1.000	10/09/09	6,000,000
5,000,000		Societe Generale	0.780	07/01/09	5,000,000
5,000,000		Toronto-Dominion Bank	0.750	07/16/09	5,000,000
10,000,000		Toronto-Dominion Bank	1.900	07/20/09	10,000,000
5,000,000		Toronto-Dominion Bank	0.850	07/21/09	5,000,000
5,000,000		Toronto-Dominion Bank	0.850	09/22/09	5,000,000
5,000,000		Toronto-Dominion Bank	0.750	10/02/09	5,000,000
5,000,000		Toronto-Dominion Bank	1.510	11/12/09	5,000,000
3,000,000		UBS AG.	0.830	07/02/09	3,000,000
		TOTAL CERTIFICATE OF DEPOSIT			175,648,671

COMMERCIAL PAPER - 50.51%
5,000,000		Abbey National North America LLC		07/21/09	4,999,333
12,075,000		Abbey National North America LLC		08/17/09	12,060,339
2,595,000		Abbey National North America LLC		08/18/09	2,593,962
5,000,000		Abbott Laboratories		07/01/09	5,000,000
5,000,000		Abbott Laboratories		07/30/09	4,999,275
5,000,000		Abbott Laboratories		08/18/09	4,998,467
1,090,000		Bank of America NA		08/05/09	1,089,046
3,875,000		Bank of Nova Scotia		09/24/09	3,872,255
5,000,000		Bank of Nova Scotia		11/13/09	4,989,876
2,065,000		Bank of Nova Scotia		12/23/09	2,060,081
4,995,000		BNP Paribas Finance, Inc		07/22/09	4,994,359
1,500,000		Calyon North America, Inc		07/01/09	1,500,000
2,095,000		Ciesco LLC		07/23/09	2,094,296
9,595,000		Ciesco LLC		08/05/09	9,590,425
5,000,000	p	Citigroup Funding, Inc-TLGP		07/10/09	4,999,650
5,000,000	p	Citigroup Funding, Inc-TLGP		07/21/09	4,999,306
10,000,000	p	Citigroup Funding, Inc-TLGP		07/23/09	9,998,594

TIAA-CREF FUNDS - Money Market Fund

			MATURITY
PRINCIPAL		ISSUER	DATE	VALUE
$ 5,000,000		Coca-Cola Co	09/22/09	$4,997,349
8,950,000		Coca-Cola Co	11/02/09	8,939,210
5,000,000		Corporate Asset Funding Co, Inc	08/07/09	4,996,660
10,000,000		Corporate Asset Funding Co, Inc	08/20/09	9,992,222
1,000,000		Edison Asset Securitization LLC	08/27/09	999,414
5,200,000		Eli Lilly & Co	08/10/09	5,196,822
7,000,000		Fairway Finance LLC	07/06/09	6,999,407
5,000,000		Fairway Finance LLC	07/07/09	4,999,750
9,200,000		Fairway Finance LLC	07/09/09	9,199,291
4,805,000		Fairway Finance LLC	07/13/09	4,804,487
5,000,000		Fairway Finance LLC	07/15/09	4,999,494
15,000,000	p	GECC-TLGP	07/08/09	14,998,192
4,770,000	p	GECC-TLGP	07/13/09	4,768,887
6,285,000	p	GECC-TLGP	07/20/09	6,282,512
6,780,000		Govco LLC	08/19/09	6,776,493
15,297,000		Govco LLC	08/21/09	15,289,415
2,060,000		Govco LLC	09/01/09	2,058,581
5,300,000		ING US Funding LLC	07/24/09	5,298,815
2,260,000		ING US Funding LLC	08/19/09	2,258,739
5,000,000		ING US Funding LLC	08/20/09	4,997,917
2,140,000		ING US Funding LLC	08/26/09	2,137,337
15,000,000		ING US Funding LLC	08/31/09	14,990,680
5,000,000		ING US Funding LLC	09/02/09	4,996,675
5,000,000		ING US Funding LLC	10/23/09	4,992,875
2,000,000		ING US Funding LLC	10/27/09	1,997,050
3,000,000		ING US Funding LLC	11/30/09	2,993,033
1,655,000		Johnson & Johnson	07/31/09	1,654,766
5,000,000		Johnson & Johnson	09/21/09	4,997,380
3,125,000		Johnson & Johnson	09/29/09	3,123,047
2,981,000		Kitty Hawk Funding Corp	07/10/09	2,980,789
5,000,000		Lloyds TSB Bank plc	07/01/09	5,000,000
3,000,000		Lloyds TSB Bank plc	08/27/09	2,998,243
5,000,000		Lloyds TSB Bank plc	09/22/09	4,991,239
9,300,000		Lloyds TSB Bank plc	09/24/09	9,288,361
5,000,000		Nestle Capital Corp	07/06/09	4,999,868
1,060,000		Nestle Capital Corp	07/09/09	1,059,939
5,000,000		Nestle Capital Corp	08/04/09	4,999,056
2,320,000		Nestle Capital Corp	09/08/09	2,319,111
5,000,000		Nestle Capital Corp	09/17/09	4,997,508
3,110,000		Nestle Capital Corp	10/06/09	3,104,888
5,000,000		Nestle Capital Corp	10/09/09	4,990,972
14,000,000		Nestle Capital Corp	01/19/10	13,952,866
4,000,000		Nestle Capital Corp	02/16/10	3,982,878
4,740,000		Old Line Funding LLC	07/08/09	4,739,696
8,444,000		Old Line Funding LLC	07/13/09	8,443,211
5,070,000		Old Line Funding LLC	07/14/09	5,069,176
5,000,000		Old Line Funding LLC	07/15/09	4,999,106
2,745,000		Old Line Funding LLC	07/24/09	2,744,562
5,000,000		Old Line Funding LLC	07/27/09	4,999,025
1,102,000		Old Line Funding LLC	08/04/09	1,101,584
2,000,000		Old Line Funding LLC	09/02/09	1,998,775
2,539,000		Old Line Funding LLC	09/10/09	2,537,247
7,360,000		Old Line Funding LLC	09/15/09	7,354,746

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 2,252,000	PACCAR Financial Corp	08/13/09	$2,251,247
5,100,000	PACCAR Financial Corp	08/17/09	5,098,135
4,100,000	PACCAR Financial Corp	08/28/09	4,098,349
3,000,000	PACCAR Financial Corp	09/17/09	2,998,050
5,000,000	Park Avenue Receivables Corp	07/02/09	4,999,956
4,000,000	Park Avenue Receivables Corp	07/10/09	3,999,700
5,445,000	Park Avenue Receivables Corp	07/14/09	5,444,492
5,000,000	Park Avenue Receivables Corp	07/16/09	4,999,479
3,000,000	Park Avenue Receivables Corp	07/23/09	2,999,487
5,000,000	Park Avenue Receivables Corp	08/06/09	4,998,650
4,189,000	Pfizer, Inc	07/29/09	4,188,316
8,000,000	Private Export Funding Corp	07/06/09	7,999,389
3,600,000	Private Export Funding Corp	07/20/09	3,598,955
14,730,000	Private Export Funding Corp	08/03/09	14,720,547
5,000,000	Private Export Funding Corp	08/20/09	4,996,042
2,000,000	Private Export Funding Corp	09/09/09	1,997,822
5,000,000	Private Export Funding Corp	12/11/09	4,989,813
4,000,000	Private Export Funding Corp	12/18/09	3,991,500
1,155,000	Private Export Funding Corp	02/05/10	1,151,136
1,000,000	Private Export Funding Corp	02/11/10	996,563
10,000,000	Procter & Gamble International Funding S.C.A	07/22/09	9,998,833
3,390,000	Procter & Gamble International Funding S.C.A	09/17/09	3,388,311
4,000,000	Rabobank USA Financial Corp	07/01/09	4,000,000
3,000,000	Rabobank USA Financial Corp	07/15/09	2,999,487
5,000,000	Rabobank USA Financial Corp	07/23/09	4,997,739
2,710,000	Rabobank USA Financial Corp	08/19/09	2,708,893
4,000,000	Rabobank USA Financial Corp	09/03/09	3,997,831
4,000,000	Rabobank USA Financial Corp	11/18/09	3,991,600
5,685,000	Rabobank USA Financial Corp	11/25/09	5,674,158
2,034,000	Ranger Funding Co LLC	07/07/09	2,033,912
5,000,000	Ranger Funding Co LLC	07/14/09	4,999,512
3,412,000	Ranger Funding Co LLC	07/17/09	3,411,621
3,000,000	Ranger Funding Co LLC	07/20/09	2,999,573
5,000,000	Ranger Funding Co LLC	07/24/09	4,999,041
3,602,000	Ranger Funding Co LLC	08/19/09	3,600,333
8,000,000	Royal Bank of Scotland plc	07/29/09	7,998,133
2,500,000	Royal Bank of Scotland plc	08/04/09	2,498,867
4,000,000	Royal Bank of Scotland plc	09/28/09	3,992,386
3,800,000	Royal Bank of Scotland plc	09/29/09	3,790,500
4,500,000	Sheffield Receivables Corp	07/08/09	4,499,370
5,000,000	Sheffield Receivables Corp	07/10/09	4,999,063
3,265,000	Sheffield Receivables Corp	07/14/09	3,264,469
7,750,000	Sheffield Receivables Corp	07/15/09	7,749,138
5,000,000	Sheffield Receivables Corp	07/20/09	4,999,314
5,000,000	Sheffield Receivables Corp	08/06/09	4,997,900
925,000	Sheffield Receivables Corp	08/13/09	924,669
2,325,000	Shell International Finance BV	09/24/09	2,323,737
7,410,000	Societe Generale North America, Inc	07/16/09	7,409,105
3,000,000	Societe Generale North America, Inc	07/31/09	2,998,425
12,000,000	Svensk Exportkredit AB	07/07/09	11,997,100
6,895,000	Svensk Exportkredit AB	07/31/09	6,892,702
1,500,000	Svensk Exportkredit AB	08/18/09	1,497,940
9,900,000	Toronto-Dominion Holdings USA, Inc	09/25/09	9,855,656

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 3,000,000	Toronto-Dominion Holdings USA, Inc	03/23/10	$2,986,088
10,000,000	Toyota Motor Credit Corp	07/09/09	9,999,443
10,000,000	Toyota Motor Credit Corp	07/17/09	9,998,800
5,000,000	Toyota Motor Credit Corp	07/21/09	4,999,278
5,000,000	Toyota Motor Credit Corp	07/27/09	4,999,025
10,000,000	Toyota Motor Credit Corp	07/29/09	9,997,589
5,000,000	Toyota Motor Credit Corp	08/18/09	4,998,067
5,000,000	Unilever Capital Corp	07/07/09	4,999,825
5,000,000	Unilever Capital Corp	08/18/09	4,998,200
4,085,000	Unilever Capital Corp	08/19/09	4,083,610
3,700,000	Unilever Capital Corp	08/24/09	3,698,835
3,370,000	Unilever Capital Corp	09/08/09	3,368,514
7,000,000	Unilever Capital Corp	09/21/09	6,996,173
8,000,000	Variable Funding Capital Co LLC	07/16/09	7,999,200
5,000,000	Variable Funding Capital Co LLC	07/27/09	4,998,375
8,500,000	Variable Funding Capital Co LLC	07/28/09	8,498,088
1,535,000	Wal-Mart Stores, Inc	09/21/09	1,532,727
3,000,000	Yorktown Capital LLC	07/17/09	2,999,667
10,000,000	Yorktown Capital LLC	08/25/09	9,993,889
6,072,000	Yorktown Capital LLC	09/08/09	6,066,181
	TOTAL COMMERCIAL PAPER		734,447,130

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 24.57%
3,760,000	Federal Farm Credit Bank (FFCB)	07/28/09	3,759,549
350,000	FFCB	10/07/09	349,190
2,200,000	FFCB	11/09/09	2,195,997
2,931,000	FFCB	12/11/09	2,920,461
200,000	Federal Home Loan Bank (FHLB)	07/01/09	200,000
5,520,000	FHLB	07/14/09	5,519,681
5,000,000	FHLB	07/28/09	4,999,400
9,745,000	FHLB	08/25/09	9,741,873
6,431,000	FHLB	08/27/09	6,428,125
5,000,000	FHLB	08/28/09	4,998,631
10,000,000	FHLB	09/04/09	9,990,250
3,000,000	FHLB	09/11/09	2,998,800
5,000,000	FHLB	09/16/09	4,995,294
9,000,000	FHLB	09/23/09	8,995,170
4,500,000	FHLB	09/29/09	4,497,638
2,360,000	FHLB	09/30/09	2,355,733
2,360,000	FHLB	10/01/09	2,356,200
221,000	FHLB	10/19/09	220,730
4,760,000	FHLB	10/21/09	4,755,113
2,525,000	FHLB	10/30/09	2,522,284
6,100,000	FHLB	11/13/09	6,092,020
2,710,000	FHLB	11/18/09	2,704,204
2,000,000	FHLB	12/01/09	1,994,900
2,840,000	FHLB	12/08/09	2,830,563
4,015,000	FHLB	12/14/09	4,000,667
5,000,000	FHLB	12/16/09	4,986,000
100,000	FHLB	01/12/10	99,567
100,000	FHLB	02/10/10	99,440
100,000	FHLB	02/11/10	99,469
870,000	FHLB	04/01/10	866,822

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 4,187,000	FHLB	04/22/10	$4,166,414
2,500,000	FHLB	06/22/10	2,498,357
1,340,000	Federal Home Loan Mortgage Corp (FHLMC)	07/06/09	1,339,911
2,366,000	FHLMC	08/03/09	2,365,176
5,000,000	FHLMC	08/11/09	4,996,811
6,000,000	FHLMC	08/24/09	5,994,870
5,800,000	FHLMC	08/31/09	5,794,398
2,000,000	FHLMC	09/01/09	1,997,864
3,250,000	FHLMC	09/14/09	3,245,904
3,850,000	FHLMC	09/21/09	3,844,738
3,275,000	FHLMC	09/23/09	3,270,415
8,530,000	FHLMC	09/28/09	8,523,317
10,030,000	FHLMC	09/30/09	10,015,166
4,320,000	FHLMC	10/05/09	4,315,196
4,865,000	FHLMC	10/19/09	4,860,094
8,350,000	FHLMC	10/23/09	8,335,574
334,000	FHLMC	11/09/09	333,404
4,585,000	FHLMC	11/17/09	4,574,378
8,800,000	FHLMC	11/20/09	8,771,885
5,000,000	FHLMC	11/23/09	4,985,097
13,655,000	FHLMC	12/07/09	13,623,069
4,355,000	FHLMC	12/21/09	4,338,885
5,000,000	FHLMC	12/23/09	4,983,472
1,570,000	FHLMC	12/24/09	1,566,392
3,100,000	FHLMC	12/29/09	3,091,739
3,095,000	FHLMC	01/26/10	3,086,914
3,000,000	FHLMC	02/08/10	2,992,415
1,790,000	FHLMC	05/05/10	1,782,343
5,000,000	Federal National Mortgage Association (FNMA)	07/22/09	4,998,542
9,950,000	FNMA	07/30/09	9,945,672
3,475,000	FNMA	08/03/09	3,473,312
14,610,000	FNMA	08/12/09	14,600,284
1,630,000	FNMA	08/24/09	1,628,704
5,000,000	FNMA	08/26/09	4,998,522
6,295,000	FNMA	09/01/09	6,289,037
1,675,000	FNMA	09/09/09	1,673,160
3,505,000	FNMA	09/23/09	3,501,483
11,070,000	FNMA	09/25/09	11,056,602
1,100,000	FNMA	09/29/09	1,098,818
5,155,000	FNMA	09/30/09	5,149,266
3,200,000	FNMA	10/01/09	3,194,848
2,328,000	FNMA	10/16/09	2,324,748
2,135,000	FNMA	10/26/09	2,129,657
4,595,000	FNMA	10/30/09	4,584,035
500,000	FNMA	11/05/09	498,677
3,108,000	FNMA	11/16/09	3,101,170
6,382,000	FNMA	12/01/09	6,364,132
2,878,000	FNMA	12/14/09	2,870,303
8,930,000	FNMA	12/21/09	8,905,968
2,000,000	FNMA	12/22/09	1,994,877
4,830,000	FNMA	12/30/09	4,815,349
9,890,000	FNMA	04/01/10	9,847,491
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		357,312,626

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 5.81%
$ 18,500,000	i	Federal Home Loan Bank (FHLB)	0.650%	09/10/09	$18,500,000
10,000,000	i	FHLB	0.120	01/08/10	10,000,000
10,000,000	i	FHLB	0.840	01/13/10	9,998,926
7,000,000	i	FHLB	0.850	02/26/10	7,000,000
10,000,000	i	FHLB	0.860	03/11/10	9,999,792
9,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	0.880	02/04/10	9,000,000
20,000,000	i	FHLMC	0.820	02/09/10	20,004,362
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			84,503,080

U.S. TREASURY BILLS - 1.22%
5,000,000		United States Treasury Bill		10/08/09	4,996,356
10,800,000		United States Treasury Bill		11/19/09	10,782,696
2,000,000		United States Treasury Bill		12/17/09	1,996,667
		TOTAL U.S. TREASURY BILLS			17,775,719

VARIABLE NOTES - 0.34%
5,000,000	i	Toyota Motor Credit Corp	0.660	07/10/09	5,000,000
		TOTAL VARIABLE NOTES			5,000,000

		TOTAL SHORT-TERM INVESTMENTS			1,448,337,363
		(Cost $1,448,337,363)

		TOTAL INVESTMENTS - 100.05%			1,454,985,460
		(Cost $1,454,985,460)
		OTHER ASSETS & LIABILITIES, NET - (0.05)%			(771,305)
		NET ASSETS - 100.00%			$1,454,214,155

		The following abbreviations are used in portfolio descriptions:
		LLC - Limited Liability Corporation
		plc - Public Limited Company

	i	Floating rate or variable rate securities reflects the rate in effect as of June 30, 2009.
	p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of thirty-six series. Ten Funds, known as the TIAA-CREF Lifecycle Funds, are presented in a separate shareholder report.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to three share classes, although any one Fund may not necessarily offer all three classes. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

Fund reorganizations: On June 12, 2009, the Small-Cap Growth Index Fund and the Small-Cap Value Index Fund merged into the Small-Cap Blend Index Fund. Also, the Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund merged into the Equity Index Fund. On April 17, 2009 the Growth Equity Fund was liquidated and its net assets were distributed to shareholders.

Valuation of investments: Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

  Level 1 – quoted prices in active markets for identical securities

  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Exchange-Traded Equity Securities, Common & Preferred stock - Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt Securities - Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-Term Investments - Short-term investments (other than those in the Money Market Fund) with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies - These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures Contracts - Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

The following is a summary of the inputs used to value the TIAA-CREF Funds’ investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Growth & Income
Domestic Common Stock	$1,052,838,578	$-	$-	$1,052,838,578
Foreign Common Stock	-	20,791,075	-	20,791,075
Short-term Investments	-	6,885,000	-	6,885,000
Total	$1,052,838,578	$27,676,075	$-	$1,080,514,653
International Equity
Domestic Common Stock	$101,344,620	$-	$-	$101,344,620
Foreign Common Stock	-	1,574,889,051	-	1,574,889,051
Rights and Warrants	6,719,825			6,719,825
Total	$108,064,445	$1,574,889,051	$-	$1,682,953,496
Large-Cap Growth
Domestic Common Stock	$586,439,805	$-	$-	$586,439,805
Short-term Investments	-	4,805,000	-	4,805,000
Total	$586,439,805	$4,805,000	$-	$591,244,805
Large-Cap Value
Domestic Common Stock	$787,769,521	$-	$-	$787,769,521
Foreign Common Stock	-	26,779,948	-	26,779,948
Short-term Investments	-	5,155,000	-	5,155,000
Total	$787,769,521	$31,934,948	$-	$819,704,469
Mid-Cap Growth
Domestic Common Stock	$518,900,586	$-	$-	$518,900,586
Foreign Common Stock	-	11,614,392	-	11,614,392
Short-term Investments	-	9,530,000	-	9,530,000
Total	$518,900,586	$21,144,392	$-	$540,044,978
Mid-Cap Value
Domestic Common Stock	$982,664,385	$-	$-	$982,664,385
Foreign Common Stock	-	42,105,193	-	42,105,193
Rights and Warrants	107,125	-	-	107,125
Short-term Investments	-	22,620,000	-	22,620,000
Total	$982,771,510	$64,725,193	$-	$1,047,496,703
Small-Cap Equity
Domestic Common Stock	$512,525,265	$-	$-	$512,525,265
Total	$512,525,265	$-	$-	$512,525,265
Large-Cap Growth Index
Domestic Common Stock	$385,926,323	$-	$-	$385,926,323
Rights and Warrants	1	-	-	1
Futures Contracts*	(259)	-	-	(259)
Total	$385,926,065	$-	$-	$385,926,065
Large-Cap Value Index
Domestic Common Stock	$403,882,222	$-	$-	$403,882,222
Futures Contracts*	1,760	-	-	1,760
Total	$403,883,982	$-	$-	$403,883,982

	Level 1	Level 2	Level 3	Total
Equity Index
Domestic Common Stock	$1,286,824,228	$-	$-	$1,286,824,228
Rights and Warrants	4	-	-	4
Total	$1,286,824,232	$-	$-	$1,286,824,232
S&P 500 Index
Domestic Common Stock	$981,995,019	$-	$-	$981,995,019
Futures Contracts*	38,535	-	-	38,535
Total	$982,033,554	$-	$-	$982,033,554
Small-Cap Blend Index
Domestic Common Stock	$506,343,823	$-	$-	$506,343,823
Foreign Common Stock	-	1	-	1
Total	$506,343,823	$1	$-	$506,343,824
International Equity Index
Domestic Common Stock	$27,039,994	$-	$-	$27,039,994
Foreign Common Stock	-	885,781,708	-	885,781,708
Rights and Warrants	-	941,597	-	941,597
Futures Contracts*	10,414	-	-	10,414
Total	$27,050,408	$886,723,305	$-	$913,773,713
Enhanced International Equity Index
Domestic Common Stock	$10,182,274	$-	$-	$10,182,274
Foreign Common Stock	-	269,150,682	-	269,150,682
Rights and Warrants	-	305,135	-	305,135
Total	$10,182,274	$269,455,817	$-	$279,638,091
Enhanced Large-Cap Growth Equity Index
Domestic Common Stock	$403,351,393	$-	$-	$403,351,393
Total	$403,351,393	$-	$-	$403,351,393
Enhanced Large-Cap Value Equity Index
Domestic Common Stock	$372,925,251	$-	$-	$372,925,251
Short-term Investments	-	11,790,000	-	11,790,000
Total	$372,925,251	$11,790,000	$-	$384,715,251
Social Choice Equity
Domestic Common Stock	$582,860,580	$-	$-	$582,860,580
Total	$582,860,580	$-	$-	$582,860,580
Real Estate Securities
Domestic Common Stock	$315,319,061	$-	$-	$315,319,061
Total	$315,319,061	$-	$-	$315,319,061
Managed Allocation
Mutual Funds	$441,866,842	$-	$-	$441,866,842
Total	$441,866,842	$-	$-	$441,866,842
Bond
Corporate Bonds	$-	$546,557,352	$-	$546,557,352
Government Bonds	-	1,285,167,661	-	1,285,167,661
Structured Assets	-	143,590,859	-	143,590,859
Domestic Preferred Stock	598,279	-	-	598,279
Short-term Investments	-	181,552,687	-	181,552,687
Total	$598,279	$2,156,868,559	$-	$2,157,466,838
Bond Plus
Corporate Bonds	$-	$184,616,824	$-	$184,616,824
Government Bonds	-	241,329,719	-	241,329,719
Structured Assets	-	45,388,915	-	45,388,915
Domestic Preferred Stock	195,128	-	-	195,128
Mutual Funds	3,953,906	-	-	3,953,906
Short-term Investments	-	21,409,334	-	21,409,334
Total	$4,149,034	$492,744,792	$-	$496,893,826

	Level 1	Level 2	Level 3	Total
Short-Term Bond
Corporate Bonds	$-	$86,742,834	$-	$86,742,834
Government Bonds	-	135,224,500	-	135,224,500
Structured Assets	-	14,053,120	-	14,053,120
Domestic Preferred Stock	94,027	-	-	94,027
Total	$94,027	$236,020,454	$-	$236,114,481
High-Yield Bond
Corporate Bonds	$-	$391,105,171	$-	$391,105,171
Bank Loan Obligation	-	6,101,868	-	6,101,868
Short-term Investments	-	7,310,000	-	7,310,000
Total	$-	$404,517,039	$-	$404,517,039
Tax-Exempt Bond
Municipal Bonds	$-	$241,442,368	$-	$241,442,368
Total	$-	$241,442,368	$-	$241,442,368
Inflation-Linked Bond
Government Bonds	$-	$691,564,210	$-	$691,564,210
Total	$-	$691,564,210	$-	$691,564,210
Money Market
Government Bonds	$-	$6,648,097	$-	$6,648,097
Short-term Investments	-	1,448,337,363	-	1,448,337,363
Total	$-	$1,454,985,460	$-	$1,454,985,460

* Futures contracts are derivatives instruments not reflected in the Schedule of Investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date.

Dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Forward foreign currency contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

There were no open forward foreign currency contracts for the period ended June 30, 2009.

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. Securities loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may use futures contracts to manage exposure to the equity and credit markets or for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital account for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Guarantee Program: On October 7, 2008, the Board of Trustees of the TIAA-CREF Funds approved the participation of the TIAA-CREF Money Market Fund (the “Fund”) in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). To the extent Program funds are available, the Program will guarantee Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008 if the Fund “breaks the buck” (meaning its NAV falls below $0.995 and is not immediately restored), liquidates its holdings and such liquidation proceeds are less than $1.00 per share.

The program would only protect the lesser of (i) Fund shares held by a shareholder of record on September 19, 2008, or (ii) the number of Fund shares held by the shareholder of record when the Fund breaks the buck. Shares acquired by investors after September 19, 2008, are not eligible for protection under the program. The Funds will continue to participate in the Program until its expiration on September 18, 2009.

Note 2 – Investments

At June 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Funds, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

			Gross	Net Unrealized
		Gross Unrealized	Unrealized	Appreciation /
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Growth & Income	$1,125,499,429	$57,813,566	$(102,798,342)	$(44,984,776)
International Equity	1,961,983,832	110,304,089	(389,334,425)	(279,030,336)
Large-Cap Growth	586,269,557	37,308,175	(32,332,927)	4,975,248
Large-Cap Value	991,289,923	33,079,494	(204,664,948)	(171,585,454)
Mid-Cap Growth	612,578,692	27,925,340	(100,459,053)	(72,533,713)
Mid-Cap Value	1,182,510,021	55,647,351	(190,660,669)	(135,013,318)
Small-Cap Equity	566,807,719	38,231,169	(92,513,623)	(54,282,454)
Large-Cap Growth Index	430,966,493	13,208,638	(58,248,807)	(45,040,169)
Large-Cap Value Index	575,411,548	1,218,141	(172,747,467)	(171,529,326)
Equity Index	1,435,996,514	112,449,798	(261,622,080)	(149,172,282)
S&P 500 Index	1,266,479,292	42,636,760	(327,121,032)	(284,484,272)
Small-Cap Blend Index	653,297,430	23,250,504	(170,204,109)	(146,953,605)
International Equity Index	1,152,940,042	19,000,035	(258,176,778)	(239,176,743)
Enhanced International Equity Index	290,659,307	18,337,686	(29,358,902)	(11,021,216)
Enhanced Large-Cap Growth Index	403,415,108	18,047,735	(18,111,449)	(63,714)
Enhanced Large-Cap Value Index	414,276,675	13,539,752	(43,101,176)	(29,561,424)
Social Choice Equity	720,515,650	13,404,589	(151,059,659)	(137,655,070)
Real Estate Securities	517,379,144	5,135,106	(207,195,189)	(202,060,083)
Managed Allocation	509,545,831	803,464	(68,482,454)	(67,678,990)
Bond	2,156,098,509	55,244,850	(53,876,521)	1,368,329
Bond Plus	512,112,694	14,496,442	(29,715,310)	(15,218,868)
Short-Term Bond	241,798,999	6,200,672	(11,885,190)	(5,684,518)
High-Yield	415,298,091	16,862,391	(27,643,443)	(10,781,052)
Tax-Exempt Bond	244,543,967	4,484,906	(7,586,506)	(3,101,600)
Inflation-Linked Bond	682,342,524	10,765,571	(1,543,885)	9,221,686

At June 30, 2009, these Funds held the following open futures contracts:

		Number of	Market	Expiration	Unrealized
		Contracts	Value	Date	Gain/
Fund	Future				(Loss)
	E-mini S&P
Large-Cap Growth Index	500 Index	4	$183,100	September 2009	$(259)
	E-mini S&P
Large-Cap Value Index	500 Index	18	823,950	September 2009	1,760
	E-mini S&P
S&P 500 Index	500 Index	51	2,334,525	September 2009	38,535
International Equity	E-mini S&P
Index	500 Index	33	1,510,575	September 2009	10,414

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
12,286,615	TIAA-CREF Bond Fund	$121,514,623
3,849,083	TIAA-CREF Enhanced International Equity Index Fund	21,862,790
4,636,570	TIAA-CREF Enhanced Large-Cap Growth Index Fund	31,621,411
4,833,166	TIAA-CREF Enhanced Large-Cap Value Index Fund	29,143,993
2,543,159	TIAA-CREF Growth & Income Fund	17,191,758
1,268,399	TIAA-CREF High-Yield Fund	10,603,819
1,256,401	TIAA-CREF Inflation-Linked Bond Fund	12,865,544
3,223,218	TIAA-CREF International Equity Fund	21,853,420
2,827,115	TIAA-CREF Large-Cap Growth Fund	21,118,547
2,104,550	TIAA-CREF Large-Cap Value Fund	19,530,226
135,857	TIAA-CREF Mid-Cap Growth Fund	1,607,187
126,751	TIAA-CREF Mid-Cap Value Fund	1,462,707
2,623,169	TIAA-CREF Money Market Fund	2,623,169
1,705,825	TIAA-CREF Short-Term Bond Fund	16,870,609
1,096,570	TIAA-CREF Small-Cap Equity Fund	10,132,310
	TOTAL TIAA-CREF FUNDS	340,002,113
	(Cost $368,817,530)

	TOTAL INVESTMENTS - 100.02%	340,002,113
	(Cost $368,817,530)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(74,054)

	NET ASSETS - 100.00%	$339,928,059

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
11,706,643	TIAA-CREF Bond Fund	$115,778,697
5,008,520	TIAA-CREF Enhanced International Equity Index Fund	28,448,391
5,960,852	TIAA-CREF Enhanced Large-Cap Growth Index Fund	40,653,008
6,235,081	TIAA-CREF Enhanced Large-Cap Value Index Fund	37,597,538
3,271,434	TIAA-CREF Growth & Income Fund	22,114,895
1,632,307	TIAA-CREF High-Yield Fund	13,646,090
1,040,599	TIAA-CREF Inflation-Linked Bond Fund	10,655,738
4,169,627	TIAA-CREF International Equity Fund	28,270,074
3,622,076	TIAA-CREF Large-Cap Growth Fund	27,056,907
2,713,548	TIAA-CREF Large-Cap Value Fund	25,181,721
173,807	TIAA-CREF Mid-Cap Growth Fund	2,056,137
164,027	TIAA-CREF Mid-Cap Value Fund	1,892,873
1,377,627	TIAA-CREF Short-Term Bond Fund	13,624,730
1,410,303	TIAA-CREF Small-Cap Equity Fund	13,031,198
	TOTAL TIAA-CREF FUNDS	380,007,997
	(Cost $420,030,116)

	TOTAL INVESTMENTS - 100.02%	380,007,997
	(Cost $420,030,116)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(82,598)

	NET ASSETS - 100.00%	$379,925,399

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
10,019,156	TIAA-CREF Bond Fund	$99,089,448
5,857,837	TIAA-CREF Enhanced International Equity Index Fund	33,272,515
6,927,575	TIAA-CREF Enhanced Large-Cap Growth Index Fund	47,246,059
7,228,396	TIAA-CREF Enhanced Large-Cap Value Index Fund	43,587,229
3,799,762	TIAA-CREF Growth & Income Fund	25,686,390
1,792,241	TIAA-CREF High-Yield Fund	14,983,134
602,799	TIAA-CREF Inflation-Linked Bond Fund	6,172,662
4,871,830	TIAA-CREF International Equity Fund	33,031,005
4,212,201	TIAA-CREF Large-Cap Growth Fund	31,465,138
3,143,613	TIAA-CREF Large-Cap Value Fund	29,172,730
201,422	TIAA-CREF Mid-Cap Growth Fund	2,382,824
189,183	TIAA-CREF Mid-Cap Value Fund	2,183,174
621,480	TIAA-CREF Short-Term Bond Fund	6,146,434
1,637,682	TIAA-CREF Small-Cap Equity Fund	15,132,182
	TOTAL TIAA-CREF FUNDS	389,550,924
	(Cost $434,987,870)

	TOTAL INVESTMENTS - 100.02%	389,550,924
	(Cost $434,987,870)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(78,322)

	NET ASSETS - 100.00%	$389,472,602

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
7,392,206	TIAA-CREF Bond Fund	$73,108,917
5,992,795	TIAA-CREF Enhanced International Equity Index Fund	34,039,077
7,131,874	TIAA-CREF Enhanced Large-Cap Growth Index Fund	48,639,382
7,456,003	TIAA-CREF Enhanced Large-Cap Value Index Fund	44,959,698
3,912,662	TIAA-CREF Growth & Income Fund	26,449,593
1,738,933	TIAA-CREF High-Yield Fund	14,537,478
4,978,961	TIAA-CREF International Equity Fund	33,757,353
4,334,900	TIAA-CREF Large-Cap Growth Fund	32,381,705
3,242,447	TIAA-CREF Large-Cap Value Fund	30,089,905
207,509	TIAA-CREF Mid-Cap Growth Fund	2,454,829
195,934	TIAA-CREF Mid-Cap Value Fund	2,261,076
1,686,498	TIAA-CREF Small-Cap Equity Fund	15,583,245
	TOTAL TIAA-CREF FUNDS	358,262,258
	(Cost $405,896,262)

	TOTAL INVESTMENTS - 100.02%	358,262,258
	(Cost $405,896,262)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(70,700)

	NET ASSETS - 100.00%	$358,191,558

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
4,234,282	TIAA-CREF Bond Fund	$41,877,053
6,253,468	TIAA-CREF Enhanced International Equity Index Fund	35,519,699
7,461,092	TIAA-CREF Enhanced Large-Cap Growth Index Fund	50,884,651
7,805,403	TIAA-CREF Enhanced Large-Cap Value Index Fund	47,066,581
4,093,974	TIAA-CREF Growth & Income Fund	27,675,267
1,645,537	TIAA-CREF High-Yield Fund	13,756,687
5,203,531	TIAA-CREF International Equity Fund	35,279,942
4,545,809	TIAA-CREF Large-Cap Growth Fund	33,957,194
3,393,803	TIAA-CREF Large-Cap Value Fund	31,494,491
217,386	TIAA-CREF Mid-Cap Growth Fund	2,571,671
205,190	TIAA-CREF Mid-Cap Value Fund	2,367,895
1,765,206	TIAA-CREF Small-Cap Equity Fund	16,310,500
	TOTAL TIAA-CREF FUNDS	338,761,631
	(Cost $386,830,977)

	TOTAL INVESTMENTS - 100.02%	338,761,631
	(Cost $386,830,977)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(70,382)

	NET ASSETS - 100.00%	$338,691,249

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
1,988,258	TIAA-CREF Bond Fund	$19,663,870
6,405,689	TIAA-CREF Enhanced International Equity Index Fund	36,384,311
7,700,991	TIAA-CREF Enhanced Large-Cap Growth Index Fund	52,520,758
8,090,785	TIAA-CREF Enhanced Large-Cap Value Index Fund	48,787,436
4,227,497	TIAA-CREF Growth & Income Fund	28,577,881
1,580,012	TIAA-CREF High-Yield Fund	13,208,899
5,357,876	TIAA-CREF International Equity Fund	36,326,399
4,692,219	TIAA-CREF Large-Cap Growth Fund	35,050,879
3,514,996	TIAA-CREF Large-Cap Value Fund	32,619,159
224,968	TIAA-CREF Mid-Cap Growth Fund	2,661,368
214,058	TIAA-CREF Mid-Cap Value Fund	2,470,226
1,822,232	TIAA-CREF Small-Cap Equity Fund	16,837,421
	TOTAL TIAA-CREF FUNDS	325,108,607
	(Cost $367,176,316)

	TOTAL INVESTMENTS - 100.02%	325,108,607
	(Cost $367,176,316)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(72,918)

	NET ASSETS - 100.00%	$325,035,689

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.02%(a)
3,019,078	TIAA-CREF Bond Fund	$29,858,682
9,720,195	TIAA-CREF Enhanced International Equity Index Fund	55,210,708
11,696,797	TIAA-CREF Enhanced Large-Cap Growth Index Fund	79,772,153
12,290,243	TIAA-CREF Enhanced Large-Cap Value Index Fund	74,110,167
6,420,947	TIAA-CREF Growth & Income Fund	43,405,602
2,399,186	TIAA-CREF High-Yield Fund	20,057,199
8,127,452	TIAA-CREF International Equity Fund	55,104,123
7,123,546	TIAA-CREF Large-Cap Growth Fund	53,212,885
5,340,847	TIAA-CREF Large-Cap Value Fund	49,563,064
341,944	TIAA-CREF Mid-Cap Growth Fund	4,045,197
325,244	TIAA-CREF Mid-Cap Value Fund	3,753,319
2,767,479	TIAA-CREF Small-Cap Equity Fund	25,571,503
	TOTAL TIAA-CREF FUNDS	493,664,602
	(Cost $553,966,974)

	TOTAL INVESTMENTS - 100.02%	493,664,602
	(Cost $553,966,974)
	OTHER ASSETS & LIABILITIES, NET - (0.02)%	(107,259)

	NET ASSETS - 100.00%	$493,557,343

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS
2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.17%(a)
114,507	TIAA-CREF Bond Fund	$1,132,470
369,692	TIAA-CREF Enhanced International Equity Index Fund	2,099,849
439,436	TIAA-CREF Enhanced Large-Cap Growth Index Fund	2,996,952
470,569	TIAA-CREF Enhanced Large-Cap Value Index Fund	2,837,529
243,522	TIAA-CREF Growth & Income Fund	1,646,206
90,980	TIAA-CREF High-Yield Fund	760,594
308,936	TIAA-CREF International Equity Fund	2,094,586
267,664	TIAA-CREF Large-Cap Growth Fund	1,999,448
204,258	TIAA-CREF Large-Cap Value Fund	1,895,513
12,905	TIAA-CREF Mid-Cap Growth Fund	152,665
12,631	TIAA-CREF Mid-Cap Value Fund	145,759
104,330	TIAA-CREF Small-Cap Equity Fund	964,006
	TOTAL TIAA-CREF FUNDS	18,725,577
	(Cost $18,286,842)

	TOTAL INVESTMENTS - 100.17%	18,725,577
	(Cost $18,286,842)
	OTHER ASSETS & LIABILITIES, NET - (0.17)%	(31,304)

	NET ASSETS - 100.00%	$18,694,273

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS
2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.24%(a)
55,603	TIAA-CREF Bond Fund	$549,914
178,960	TIAA-CREF Enhanced International Equity Index Fund	1,016,491
214,479	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,462,743
227,704	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,373,058
118,180	TIAA-CREF Growth & Income Fund	798,896
44,182	TIAA-CREF High-Yield Fund	369,362
149,666	TIAA-CREF International Equity Fund	1,014,738
130,638	TIAA-CREF Large-Cap Growth Fund	975,863
98,804	TIAA-CREF Large-Cap Value Fund	916,903
6,276	TIAA-CREF Mid-Cap Growth Fund	74,249
6,082	TIAA-CREF Mid-Cap Value Fund	70,187
50,867	TIAA-CREF Small-Cap Equity Fund	470,010
	TOTAL TIAA-CREF FUNDS	9,092,414
	(Cost $8,983,986)

	TOTAL INVESTMENTS - 100.24%	9,092,414
	(Cost $8,983,986)
	OTHER ASSETS & LIABILITIES, NET - (0.24)%	(22,050)

	NET ASSETS - 100.00%	$9,070,364

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS
RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
June 30, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.16%(a)
912,824	TIAA-CREF Bond Fund	$9,027,825
184,099	TIAA-CREF Enhanced International Equity Index Fund	1,045,685
220,405	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,503,160
230,410	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,389,372
121,244	TIAA-CREF Growth & Income Fund	819,608
25,474	TIAA-CREF High-Yield Fund	212,965
123,697	TIAA-CREF Inflation-Linked Bond Fund	1,266,655
154,462	TIAA-CREF International Equity Fund	1,047,253
134,622	TIAA-CREF Large-Cap Growth Fund	1,005,624
100,256	TIAA-CREF Large-Cap Value Fund	930,376
6,416	TIAA-CREF Mid-Cap Growth Fund	75,906
6,028	TIAA-CREF Mid-Cap Value Fund	69,566
418,755	TIAA-CREF Money Market Fund	418,755
169,873	TIAA-CREF Short-Term Bond Fund	1,680,048
52,217	TIAA-CREF Small-Cap Equity Fund	482,481
	TOTAL TIAA-CREF FUNDS	20,975,279
	(Cost $20,604,478)

	TOTAL INVESTMENTS - 100.16%	20,975,279
	(Cost $20,604,478)
	OTHER ASSETS & LIABILITIES, NET - (0.16)%	(34,446)

	NET ASSETS - 100.00%	$20,940,833

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

TIAA-CREF LIFECYCLE FUNDS

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), comprise ten of the thirty-six funds offered by the TIAA-CREF Funds, formerly the TIAA-CREF Institutional Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board of Trustees. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establish a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value follows:

Exchange-Traded Equity Securities, Common & Preferred stock - Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt Securities - Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-Term Investments - Short-term investments (other than those in the Money Market Fund) with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies - These investments are valued at their net asset value on the valuation date. Net asset value of underlying funds is calculated as of the close of business of the New York Stock Exchange. These investments are categorized in Level 1 of the fair value hierarchy.

Futures Contracts - Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

11

The portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith using procedures approved by the Board of Trustees.

The following is a summary of the inputs used to value the TIAA-CREF Funds’ investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Lifecycle 2010
Mutual Funds	$340,002,113	$-	$-	$340,002,113
Total	$340,002,113	$-	$-	$340,002,113
Lifecycle 2015
Mutual Funds	$380,007,997	$-	$-	$380,007,997
Total	$380,007,997	$-	$-	$380,007,997
Lifecycle 2020
Mutual Funds	$389,550,924	$-	$-	$389,550,924
Total	$389,550,924	$-	$-	$389,550,924
Lifecycle 2025
Mutual Funds	$358,262,258	$-	$-	$358,262,258
Total	$358,262,258	$-	$-	$358,262,258
Lifecycle 2030
Mutual Funds	$338,761,631	$-	$-	$338,761,631
Total	$338,761,631	$-	$-	$338,761,631
Lifecycle 2035
Mutual Funds	$325,108,607	$-	$-	$325,108,607
Total	$325,108,607	$-	$-	$325,108,607
Lifecycle 2040
Mutual Funds	$493,664,602	$-	$-	$493,664,602
Total	$493,664,602	$-	$-	$493,664,602
Lifecycle 2045
Mutual Funds	$18,725,577	$-	$-	$18,725,577
Total	$18,725,577	$-	$-	$18,725,577
Lifecycle 2050
Mutual Funds	$9,092,414	$-	$-	$9,092,414
Total	$9,092,414	$-	$-	$9,092,414
Lifecycle Retirement Income
Mutual Funds	$20,975,279	$-	$-	$20,975,279
Total	$20,975,279	$-	$-	$20,975,279

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

12

Note 2 – Investments

At June 30, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Funds, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation
Lifecycle 2010	$368,817,530	$2,796,387	$(31,611,803)	$(28,815,416)
Lifecycle 2015	420,030,116	3,549,867	(43,571,986)	(40,022,119)
Lifecycle 2020	434,987,870	3,735,318	(49,172,264)	(45,436,946)
Lifecycle 2025	405,896,262	3,735,161	(51,369,164)	(47,634,003)
Lifecycle 2030	386,830,977	4,087,449	(52,156,795)	(48,069,346)
Lifecycle 2035	367,176,316	3,521,757	(45,589,466)	(42,067,709)
Lifecycle 2040	553,966,974	4,764,554	(65,066,926)	(60,302,372)
Lifecycle 2045	18,286,842	610,535	(171,799)	438,736
Lifecycle 2050	8,983,986	217,926	(109,498)	108,428
Lifecycle Retirement
Income	20,604,478	490,574	(119,773)	370,801

13

Item 2. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Date: August 25, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 25, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: August 25, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer